UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Salvatore Papa, Esq. Chief Compliance Officer SA Funds – Investment Trust 10 Almaden Blvd., 15th Floor, San Jose, CA 95113 (Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company 1 Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30
Date of reporting period: June 30, 2020

Item 1. Report to Shareholders.
ANNUAL REPORT June 30, 2020

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within three years from the date of settlement.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of 1.42% and 1.60%, respectively, compared to a return of 4.18% for the Fund’s benchmark index, the ICE BofA 1-3 Year U.S. Corporate/ Government Bond Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 2.75% and 2.58%, respectively, after deducting net operating expenses of each share class for the year. The Fund underperformed the benchmark index for the fiscal year primarily due to the Fund’s maturity allocation choices. The Fund maintained a significant fraction of its assets in money market securities with maturities less than one year during the fiscal year. The benchmark index, however, holds only securities with maturities ranging from one year to three years. The returns over the fiscal year to the 1-3 year securities held in the benchmark index were stronger, on average, than were the securities of less than one year in maturity that were held in the Fund, resulting in the Fund’s underperformance relative to its benchmark.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA U.S. Fixed Income Fund - Investor Class vs. the ICE BofA 1-3 Year
U.S. Corporate/Government Bond Index from June 30, 2010 through June 30, 2020

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index is a subset of the ICE BofA Corporate/ Government Bond Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years but greater than one year. The index is unmanaged and reflects reinvested dividends and/ or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Fixed Income Fund – Investor Class	1.19%	(a)	1.42%	0.96%	0.58%
SA U.S. Fixed Income Fund – Select Class	1.59%	(b)	1.60%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if Buckingham Strategic Partners, LLC (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 0.64% and 0.41%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Fund’s benchmark index. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations, and obligations of other U.S. and foreign issuers including corporate debt obligations; commercial paper; bank obligations; and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of 1.46% and 1.66%, respectively, compared to a return of 3.96% for the Fund’s benchmark index, the FTSE World Government Bond Index 1-5 Years (hedged to USD). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 2.50% and 2.31%, respectively, after deducting net operating expenses of each share class for the year. The Fund’s underperformance relative to the benchmark across the fiscal year was primarily the result of the Fund’s holding of securities with maturities of less than one year. The Fund’s benchmark only includes securities with maturities greater than one year but less than five years. Global fixed income securities during the fiscal year with maturities between one and five years had stronger returns than global fixed income securities with maturities less than one year, hence the Fund’s holdings of those shorter maturity securities led to the Fund’s underperformance against its benchmark.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the
SA Global Fixed Income Fund - Investor Class vs. the FTSE World Government
Bond Index 1-5 Years (hedged to USD) from June 30, 2010 through June 30, 2020

The FTSE World Government Bond Index 1-5 Years (hedged to USD) is a comprehensive measure of the total return performance of the government bond markets of more than 20 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020:

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Global Fixed Income Fund – Investor Class	2.80%	(a)	1.46%	1.47%	1.39%
SA Global Fixed Income Fund – Select Class	2.00%	(b)	1.66%	N/A	N/A

(a)	From commencement of class operations on July 29, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 0.73% and 0.51%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser has narrowed the universe of eligible securities to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate registered investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of 6.31% and 6.56%, respectively, compared to a return of 6.53% for the Fund’s benchmark index, the Russell 3000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. After deducting net operating expenses of each share class for the year, the overall performance of the Fund’s Investor Class and Select Class, relative to its benchmark, was -0.22% and +0.03%, respectively. Across the fiscal year the Fund held a larger position than did the benchmark in stocks of companies with higher levels of operating profitability while also holding a smaller position than the benchmark in stocks of companies with lower levels of operating profitability. This strategy was successful during the fiscal year in helping the Fund’s Portfolio outperform its benchmark on a gross-of-expenses basis due to the fact that during the fiscal year the stocks of companies with higher profitability (in which the Fund had a strong position) performed better than the stocks of companies with lower profitability (stocks which the Fund sought to avoid).

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund -
Investor Class vs. the Russell 3000 Index from June 30, 2010 through June 30, 2020

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Core Market Fund – Investor Class	6.30%	(a)	6.31%	9.96%	13.24%
SA U.S. Core Market Fund – Select Class	10.65%	(b)	6.56%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 0.90% and 0.68%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -13.42% and -13.26%, respectively, compared to a return of -8.84% for the Fund’s benchmark index, the Russell 1000 Value Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. Across the fiscal year the Fund maintained a larger position than that of the benchmark in the stocks of companies whose ratio of price-to-book-value was either below average or well below average in the marketplace (known as “value stocks”). The Fund also avoided investments in the stocks of companies whose ratio of price-to-book-value was above average in the marketplace (known as “growth stocks”). However, during the fiscal year, value stocks performed poorly relative to growth stocks, both in the marketplace and in the Fund. Due to the Fund’s positioning in favor of the weaker-performing value stocks while avoiding the stronger-performing growth stocks found in the benchmark, the Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 4.59% and 4.43%, respectively, after deducting the net operating expenses of each share class for the year.

SA U.S. Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value
Fund - Investor Class vs. the Russell 1000 Value Index from June 30, 2010 through June 30, 2020

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower ratios of price-to-book-value. The Russell 1000 Value Index is constructed to provide a comprehensive representation of the large-cap value segment of the U.S. stock market. The Index is completely reconstituted annually to ensure newly qualifying equities are included and that the represented companies continue to reflect value characteristics. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Value Fund – Investor Class	5.02%	(a)	-13.42%	2.96%	9.95%
SA U.S. Value Fund – Select Class	-0.94%	(b)	-13.26%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratio for fiscal year 2019 of Investor Class and Select Class were 0.96% and 0.74%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 12.5% of total market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -10.66% and -10.45%, respectively, compared to a return of -6.63% for the Fund’s benchmark index, the Russell 2000 Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 4.03% and 3.82%, respectively, after deducting the share classes’ net operating expenses for the year. The Fund’s underperformance relative to the benchmark index over the fiscal year in both the Investor Class and in the Select Class was primarily the result of the Fund’s avoidance of the stocks of smaller companies that simultaneously exhibit both “growth” characteristics and low rates of profitability, where “growth” companies are those that have above average ratios of price-to-book-value. Smaller companies that exhibited both of those characteristics performed particularly strongly in the benchmark index during the Fund’s fiscal year, and the Fund’s limited exposure to those stocks led to the Fund’s underperformance against its benchmark index.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund -
Investor Class vs. the Russell 2000 Index from June 30, 2010 through June 30, 2020

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current membership in the Russell 3000 Index. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA U.S. Small Company Fund – Investor Class	7.46%	(a)	-10.66%	2.43%	9.79%
SA U.S. Small Company Fund – Select Class	-0.56%	(b)	-10.45%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.15% and 0.92%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large- and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -17.62% and -17.46%, respectively, compared to a return of -15.14% for the Fund’s benchmark index, the MSCI World Ex. U.S. Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 2.48% and 2.32%, respectively, after deducting the net operating expenses of each share class for the year. With micro caps underperforming larger small and mid-caps for the year, the portfolio’s greater allocation to micro caps and consequent lesser allocation to mid-caps was the primary driver of underperformance. The portfolio’s exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed. Conversely, at the sector level, the portfolio’s general exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs underperformed the overall index.

SA International Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International
Value Fund - Investor Class vs. the MSCI World Ex. U.S. Value Index (net div.)
from June 30, 2010 through June 30, 2020

The MSCI World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as lower market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 22 of 23 developed market countries (excluding the United States), covering approximately 85% of the equity market capitalization of those countries. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Value Fund – Investor Class	2.89%	(a)	-17.62%	-2.69%	2.25%
SA International Value Fund – Select Class	-5.58%	(b)	-17.46%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.12% and 0.90%, respectively (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities to seek to generate additional income.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -7.26% and -7.06%, respectively, compared to a return of -3.20% for the Fund’s benchmark index, the MSCI World Ex. U.S. Small Cap Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 4.06% and 3.86%, respectively, after deducting the net operating expenses of each share class for the year. The Fund’s underperformance relative to its benchmark index across the fiscal year was due to two factors: (1) the Fund’s limited exposure to the stocks of companies with high ratios of price-to-book value (which performed well during the fiscal year); and (2) as well as the Fund’s strategy of maintaining greater holdings of the smallest capitalization stocks (and lesser holdings of larger capitalization stocks) than are present in the Fund’s benchmark index. Given the weakness over the fiscal year of smaller capitalization stocks (relative to the overall performance of the benchmark), the Fund’s strategy of holding the smaller capitalization stocks led to the underperformance relative to the benchmark.

SA International Small Company Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA International Small
Company Fund - Investor Class vs. the MSCI World Ex. U.S. Small Cap Index (net div.)
from June 30, 2010 through June 30, 2020

The MSCI World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 22 of 23 developed market countries (excluding the United States), covering approximately 14% of the market capitalization of those countries, and is composed of stocks which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA International Small Company Fund – Investor Class	6.10%	(a)	-7.26%	1.56%	5.87%
SA International Small Company Fund – Select Class	-2.26%	(b)	-7.06%	N/A	N/A

(a)	From commencement of class operations on August 5, 1999.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Return would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.30% and 1.06%, respectively (before expense reimbursement and/or fee waivers, if any; and excluding the DFA Portfolio expenses which is included elsewhere in this report). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -19.60% and -19.45%, respectively, compared to a return of -15.74% for the Fund’s benchmark index, the MSCI Emerging Markets Value Index (net div.). The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class underperformed the benchmark during the fiscal year by 3.86% and 3.72%, respectively, after deducting the net operating expenses of each share class for the year. The Fund’s underperformance relative to its benchmark index over the fiscal year was largely due to the Fund’s selection of stocks with lower ratios of price-to-book-value (“deeper value stocks”) than those generally found in the benchmark. Such stocks chosen for the Fund tended to have returns less than those of the benchmark, hence the Fund’s focus on holding those deeper value stocks led to underperformance relative to the Fund’s benchmark.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund -
Investor Class vs. the MSCI Emerging Markets Value Index (net div.) from June 30, 2010 through June 30, 2020

The MSCI Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low price-to-book-value ratios. The Index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Emerging Markets Value Fund – Investor Class	-0.02%	(a)	-19.60%	-1.54%	-0.83%
SA Emerging Markets Value Fund – Select Class	-5.14%	(b)	-19.45%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.62% and 1.37%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser and Dimensional Fund Advisor LP (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, management, construction or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITS”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

For the fiscal year ended June 30, 2020, the Fund’s Investor Class and Select Class had a net return of -7.47% and -7.35%, respectively, compared to a return of -17.71% for the Fund’s benchmark index, the Dow Jones U.S. Select REIT Index. The benchmark index is unmanaged and does not involve fees and expenses like the Fund. The Fund’s Investor Class and Select Class outperformed the benchmark during the fiscal year by 10.24% and 10.36%, respectively, after deducting the net operating expenses of each share class for the year. The Fund’s outperformance of its benchmark during the fiscal year was due primarily to the Fund’s investment in specialty REIT stocks not found in the benchmark, most notably cell tower REITs, data center REITs and triple net lease REITs.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund -
Investor Class vs. the Dow Jones U.S. Select REIT Index from June 30, 2010 through June 30, 2020

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One	Five	Ten
	Inception		Year	Years	Years
SA Real Estate Securities Fund – Investor Class	3.35%	(a)	-7.47%	5.33%	9.23%
SA Real Estate Securities Fund – Select Class	2.39%	(b)	-7.35%	N/A	N/A

(a)	From commencement of class operations on April 2, 2007.
(b)	From commencement of class operations on July 3, 2017.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectuses, the total annual operating expense ratios for fiscal year 2019 of Investor Class and Select Class were 1.04% and 0.78%, respectively (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The SA Worldwide Moderate Growth Fund’s goal is to achieve long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation. Buckingham Strategic Partners, LLC (the “Adviser”) serves as the Fund’s investment adviser. The Fund pursues its goal by investing in other mutual funds (“Underlying SA Funds”) managed by the Adviser comprising various asset categories and strategies. Under normal market conditions, the Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

For the fiscal year ended June 30, 2020, the Fund had a net return of -7.33%, compared to a return of 2.22% for the Fund’s benchmark index, the Worldwide Moderate Growth Composite Index. Since the Fund invests only in Underlying SA Funds, the performance of the Fund across the fiscal year was primarily the result of the performance of its Underlying SA Funds. Most notably, the SA International Value Fund, the SA Emerging Markets Value Fund and the SA US Value Fund each underperformed the equity portion of the Fund’s benchmark Index, significantly contributing to the Fund’s 9.55% underperformance for the fiscal year relative to its benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA Worldwide
Moderate Growth Fund vs. the Benchmark since Commencement of Fund
Operations from July 1, 2015 through June 30, 2020

SA Worldwide Moderate Growth Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Continued)

The MSCI ACWI Investable Market Index (IMI) (net div.) captures large, mid and small cap representation across 23 Developed Markets and 26 Emerging Markets countries. With more than 8,000 constituent securities, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities with a remaining term to final maturity less than 3 years. The Worldwide Moderate Growth Composite Index is a weighted blend of the following indexes: 75% MSCI ACWI IMI (net div.) and 25% ICE BofA 1-3 Year U.S. Corporate/Government Bond Index. The Worldwide Moderate Growth Composite Index is rebalanced on an annual basis in January of each year. Investors cannot invest directly in an index. Indexes are unmanaged and reflect reinvested dividends and/or distributions, but do not reflect sales charges, commissions, expenses or taxes. The Index reflects the impact of any withholding taxes applied to foreign investors in any of the component countries that impose such withholding taxes.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2020

	Since		One
	Inception		Year
SA Worldwide Moderate Growth Fund	2.58%	(a)	-7.33%

(a)	From commencement of Fund operations on July 1, 2015.
____________________

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2019 was 1.26% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	FACE
	AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 5.2%
Basic Material — 0.3%
LyondellBasell Industries NV,
6.000%, 11/15/21	$1,500,000	$1,588,144
Communication — 0.6%
AT&T, Inc., (3-mo. USD LIBOR +
0.950%), 2.169%, 07/15/2021‡	3,000,000	3,024,917
Consumer, Non-cyclical — 1.1%
Campbell Soup Co.,
(3-mo. USD LIBOR + 0.630%),
0.943%, 03/15/2021‡	3,000,000	3,003,292
Mylan NV, 3.150%, 6/15/21	3,000,000	3,062,985
		6,066,277
Financial — 2.5%
Bank of Montreal MTN,
3.100%, 7/13/20	5,600,000	5,604,758
Royal Bank of Canada GMTN,
(3-mo. USD LIBOR + 0.390%),
1.15%, 04/30/2021‡	8,000,000	8,024,489
		13,629,247
Technology — 0.7%
Apple, Inc., (3-mo. USD LIBOR +
0.500%), 0.948%, 02/09/2022‡	3,645,000	3,666,433
TOTAL YANKEE CORPORATE
BONDS AND NOTES (Identified
Cost $27,828,843)		27,975,018

CORPORATE BONDS AND NOTES — 31.9%
Basic Materials — 0.7%
Eastman Chemical Co.,
3.500%, 12/01/21	2,000,000	2,065,103
Westlake Chemical Corp.,
3.600%, 7/15/22	1,500,000	1,553,169
		3,618,272
Communications — 1.2%
Alphabet, Inc.,
3.625%, 5/19/21	863,000	887,953
Comcast Cable Communications
Holdings, Inc.,
9.455%, 11/15/22	4,000,000	4,858,805
Walt Disney Co. (The),
3.000%, 9/15/22	1,000,000	1,055,319
		6,802,077
Consumer, Cyclical — 2.7%
BMW US Capital LLC,
3.100%, 4/12/21±	500,000	508,147
Daimler Finance North America LLC,
3.000%, 2/22/21±	1,500,000	1,518,277
VF Corp., 2.050%, 4/23/22	3,000,000	3,073,106
Walgreen Co., 3.100%, 9/15/22	2,000,000	2,096,732
Walmart, Inc., (3-mo. USD LIBOR +
0.230%), 0.535%, 06/23/2021‡	7,512,000	7,521,743
		14,718,005
Consumer, Non-cyclical — 1.9%
AbbVie, Inc., 3.375%, 9/15/20±	1,000,000	1,006,261
Anthem, Inc., 3.300%, 1/15/23	4,000,000	4,262,990
Anthem, Inc., 4.350%, 8/15/20	1,000,000	1,004,424
Gilead Sciences, Inc.,
2.550%, 9/01/20	1,910,000	1,916,943
Mylan, Inc., 3.125%, 1/15/23±	1,100,000	1,157,073
Total System Services, Inc.,
3.800%, 4/01/21	1,000,000	1,018,183
		10,365,874
Energy — 2.5%
Chevron Corp., (3-mo. USD LIBOR +
0.530%), 0.922%, 11/15/2021‡	7,645,000	7,673,926
ConocoPhillips Co.,
2.400%, 12/15/22	2,719,000	2,840,658
EOG Resources, Inc.,
2.625%, 3/15/23	2,000,000	2,096,895
Kinder Morgan Energy Partners LP,
3.950%, 9/01/22	449,000	473,583
Williams Cos., Inc. (The),
3.350%, 8/15/22	495,000	515,244
		13,600,306
Financial — 9.1%
American Express Co.,
2.650%, 12/02/22	1,000,000	1,047,762
Aon Corp., 2.200%, 11/15/22	4,500,000	4,669,662
Bank of America Corp.,
3.300%, 1/11/23	500,000	533,834
Bank of America Corp. MTN,
2.625%, 10/19/20	4,500,000	4,530,721
Berkshire Hathaway Finance Corp.,
4.250%, 1/15/21	4,054,000	4,140,234
Capital One Financial Corp.,
3.200%, 1/30/23	3,000,000	3,161,790
Capital One Financial Corp.,
4.750%, 7/15/21	934,000	974,111
Citigroup, Inc., 2.700%, 3/30/21	1,285,000	1,306,016
Discover Financial Services,
3.850%, 11/21/22	1,079,000	1,143,769
Goldman Sachs Group, Inc. (The),
3.200%, 2/23/23	4,000,000	4,245,789
Goldman Sachs Group, Inc. (The),
2.625%, 4/25/21	1,000,000	1,016,006
HSBC USA, Inc., 2.750%, 8/07/20	1,685,000	1,688,800
KeyCorp MTN, 2.900%, 9/15/20	3,780,000	3,797,700
NatWest Markets PLC,
6.125%, 1/11/21	600,000	616,253
Regions Financial Corp.,
2.750%, 8/14/22	3,374,000	3,515,381
Santander UK Group Holdings PLC,
2.875%, 8/05/21	750,000	766,968
Toronto-Dominion Bank (The) GMTN,
2.500%, 12/14/20	1,905,000	1,924,197
Toronto-Dominion Bank (The) MTN,
2.125%, 4/07/21	3,000,000	3,041,312
Unum Group, 5.625%, 9/15/20	1,365,000	1,377,218

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
USAA Capital Corp.,
3.000%, 7/01/20±	$950,000	$950,000
Ventas Realty LP, 3.100%, 1/15/23	400,000	409,789
Wells Fargo & Co.,
3.500%, 3/08/22	1,000,000	1,047,669
Wells Fargo & Co. GMTN,
2.600%, 7/22/20	3,000,000	3,003,685
		48,908,666
Government — 8.3%
Asian Development Bank,
(3-mo. USD LIBOR + 0.010%),
0.323%, 12/15/2021‡	10,000,000	9,990,255
Treasury Floating Rate Note, (3-mo.
Treasury money market yield +
0.114%), 0.264%, 04/30/2022‡	35,000,000	35,026,854
		45,017,109
Industrial — 1.8%
CNH Industrial Capital LLC,
3.875%, 10/15/21	500,000	512,758
General Electric Co.,
3.150%, 9/07/22	3,000,000	3,143,010
Penske Truck Leasing Co.
LP / PTL Finance Corp.,
4.250%, 1/17/23±	2,500,000	2,660,253
Ryder System, Inc.,
2.500%, 9/01/22	2,600,000	2,678,019
Ryder System, Inc.,
2.875%, 6/01/22	515,000	533,126
		9,527,166
Technology — 3.0%
IBM Credit LLC, (3-mo. USD LIBOR +
0.260%), 1.395%, 01/20/2021‡	6,000,000	6,010,692
Micron Technology, Inc.,
2.497%, 4/24/23	2,600,000	2,704,360
Oracle Corp., 2.500%, 10/15/22	3,000,000	3,139,016
VMware, Inc., 2.950%, 8/21/22	3,983,000	4,121,491
		15,975,559
Utilities — 0.7%
Edison International,
2.950%, 3/15/23	681,000	697,324
NextEra Energy Capital Holdings,
Inc., 3.342%, 9/01/20	3,000,000	3,014,342
		3,711,666
TOTAL CORPORATE
BONDS AND NOTES
(Identified Cost $170,640,202)		172,244,700

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.2%
Agency Securities — 5.3%
Federal Farm Credit Banks,
(1-mo. USD LIBOR + 0.045%),
0.24%, 04/16/2021‡	28,350,000	28,366,188
U.S. Treasury Securities — 15.9%
Treasury Floating Rate Note,
(3-mo. Treasury money
market yield + 0.045%),
0.195%, 10/31/2020‡	24,750,000	24,753,555
Treasury Floating Rate Note,
(3-mo. Treasury money
market yield + 0.115%),
0.265%, 01/31/2021‡	1,000,000	1,000,609
Treasury Floating Rate Note,
(3-mo. Treasury money
market yield + 0.139%),
0.289%, 04/30/2021‡	60,000,000	60,060,006
		85,814,170
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS
(Identified Cost $114,097,492)		114,180,358

SHORT-TERM INVESTMENTS — 41.5%
Agency Securities — 2.6%
Federal Home Loan Bank Discount
Notes, 0.000%, 7/27/20#	5,000,000	4,999,603
Federal Home Loan Bank Discount
Notes, 0.000%, 7/29/20#	7,000,000	6,999,401
Federal Home Loan Bank Discount
Notes, 0.000%, 9/15/20#	2,000,000	1,999,451
		13,998,455
Commercial Papers — 23.9%
American Honda Finance Corp.,
1.850%, 8/21/20	4,000,000	3,989,517
Banque Et Caisse Epargne,
0.450%, 10/06/20	10,600,000	10,594,431
BNG Bank NV, 1.710%, 8/21/20	4,550,000	4,538,977
BP Capital Markets PLC,
1.350%, 10/20/20	5,000,000	4,995,364
Campbell Soup Co.,
0.450%, 12/01/20	1,000,000	996,043
Chevron Corp., 0.200%, 10/01/20	1,350,000	1,349,292
CPPIB Capital, Inc.,
1.680%, 7/20/20	9,000,000	8,992,067
DBS Bank Ltd., 0.010%, 8/06/20	4,250,000	4,242,945
Dow Chemical Co.,
0.010%, 7/29/20	4,000,000	3,994,867
Eni Finance USA, Inc.,
2.280%, 9/18/20	3,750,000	3,743,000
Erste Abwicklungsanstalt,
0.700%, 7/13/20	5,000,000	4,998,833
Exxon Mobil Corp.,
0.250%, 9/25/20	9,545,000	9,540,825
Exxon Mobil Corp.,
0.390%, 2/01/21	6,500,000	6,487,559
Harley-Davidson Finance Corp.,
1.850%, 7/07/20	3,750,000	3,748,844
John Deere Ltd., 0.150%, 7/22/20	3,500,000	3,499,694
Landesbank Hessen-Thueringen
Girozentrale, 1.700%, 7/27/20	6,000,000	5,992,633

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Commercial Papers (Continued)
Merck & Co., Inc.,
0.010%, 8/04/20	$5,500,000	$5,496,364
Merck & Co., Inc.,
0.700%, 7/08/20	11,250,000	11,248,469
Mondelez International, Inc.,
0.240%, 7/17/20	4,000,000	3,999,573
National Australia Bank Ltd.,
0.150%, 7/07/20	3,500,000	3,499,912
Pfizer, Inc., 0.010%, 10/13/20	2,800,000	2,798,326
Pfizer, Inc., 0.200%, 11/18/20	5,000,000	4,995,222
Pfizer, Inc., 0.870%, 8/18/20	8,000,000	7,990,720
Toronto Dominion Bank,
1.670%, 7/15/20	3,000,000	2,998,052
Walt Disney Co. (The),
0.010%, 8/28/20	2,000,000	1,994,651
Walt Disney Co. (The),
0.480%, 2/22/21	2,000,000	1,993,575
		128,719,755
Government — 11.3%
U.S. Cash Management Bill,
0.000%, 9/08/20#	10,000,000	9,997,700
U.S. Cash Management Bill,
0.000%, 9/22/20#	13,000,000	12,996,178
U.S. Cash Management Bill,
0.000%, 9/29/20#	10,000,000	9,996,687
U.S. Cash Management Bill,
0.000%, 10/06/20#	14,000,000	13,995,285
U.S. Cash Management Bill,
0.000%, 10/13/20#	6,000,000	5,997,400
U.S. Cash Management Bill,
0.000%, 10/20/20#	8,000,000	7,996,547
		60,979,797
U.S. Treasury Securities — 3.1%
U.S. Treasury Bill,
0.000%, 10/01/20#	17,000,000	16,993,700

	SHARES
Investment Company — 0.6%
State Street Institutional
U.S. Government
Money Market Fund
0.116%	3,277,757	3,277,757
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $223,923,864)		223,969,464

Total Investments — 99.8%
(Identified Cost $536,490,401)		538,369,540
Cash and Other Assets,
Less Liabilities — 0.2%		1,022,031
Net Assets — 100.0%		$539,391,571

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2020 amounted to $7,800,011 or 1.45% of the net assets of the Fund.
#	Zero coupon bond
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2020.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
LIBOR — London Interbank Offered Rate.

Portfolio Sectors as of June 30, 2020
(As a percentage of investment (excluding
short-term money market investment)) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 91.9%
Australia — 4.2%
Australia & New Zealand
Banking Group Ltd.,
(3-mo. Swap + 0.760%),
0.900%, 01/16/2025‡	AUD	4,000,000	$2,778,916
Australia & New Zealand
Banking Group Ltd.,
0.975%, 2/08/22	AUD	500,000	348,245
Australia & New Zealand
Banking Group Ltd.,
(3-mo. Swap + 1.000%),
1.101%, 03/07/2022‡	AUD	1,000,000	697,967
Commonwealth Bank of Australia,
0.500%, 7/11/22	EUR	500,000	568,365
Commonwealth Bank of Australia,
0.913%, 4/25/23	AUD	500,000	348,128
Commonwealth Bank of Australia,
(3-mo. Swap + 0.880%),
0.993%, 07/25/2022‡	AUD	1,000,000	697,324
National Australia Bank Ltd.,
(3-mo. Swap + 0.800%),
0.896%, 02/10/2023‡	AUD	2,000,000	1,393,045
National Australia Bank Ltd.,
(3-mo. Swap + 0.770%),
0.897%, 01/21/2025‡	AUD	3,100,000	2,155,610
National Australia Bank Ltd.,
0.998%, 5/16/23	AUD	1,000,000	698,529
National Australia Bank Ltd.,
1.030%, 9/26/23	AUD	2,500,000	1,748,456
National Australia Bank Ltd.,
(3-mo. Swap + 0.900%),
1.140%, 07/05/2022‡	AUD	1,000,000	697,414
National Australia Bank Ltd.
GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,573,649
National Australia Bank Ltd.
GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,710,675
Toyota Finance Australia Ltd.,
0.000%, 4/09/21#	EUR	3,000,000	3,364,877
Toyota Finance Australia Ltd.,
0.500%, 4/06/23	EUR	4,900,000	5,537,572
Westpac Banking Corp.,
0.250%, 1/17/22	EUR	1,000,000	1,128,649
Westpac Banking Corp.,
0.718%, 5/16/22	AUD	500,000	346,780
Westpac Banking Corp.,
1.048%, 11/16/23	AUD	1,000,000	700,001
Westpac Banking Corp.,
(3-mo. Swap + 1.110%),
1.205%, 02/07/2022‡	AUD	1,000,000	698,888
			29,193,090
Austria — 0.9%
Oesterreichische Kontrollbank
AG, 0.368%, 11/22/21	USD	6,000,000	6,028,508
Canada — 17.9%
Bank of Montreal, (3-mo. EUR
EURIBOR + 0.500%), 0.098%,
09/28/2021‡	EUR	4,277,000	4,823,645
Bank of Montreal,
0.250%, 11/17/21	EUR	300,000	338,013
Bank of Montreal,
1.610%, 10/28/21	CAD	10,000,000	7,445,713
Bank of Montreal,
(3-mo. USD LIBOR + 0.460%),
1.771%, 04/13/2021‡	USD	1,000,000	1,002,981
Bank of Montreal,
1.880%, 3/31/21	CAD	2,500,000	1,862,699
Bank of Montreal MTN,
1.091%, 9/07/23	AUD	3,000,000	2,080,672
Bank of Montreal MTN,
1.160%, 10/06/22	AUD	1,000,000	693,967
Bank of Nova Scotia (The),
0.375%, 4/06/22	EUR	2,500,000	2,818,817
Bank of Nova Scotia (The),
(3-mo. USD LIBOR + 0.440%),
1.575%, 04/20/2021‡	USD	3,250,000	3,260,499
Bank of Nova Scotia (The),
1.750%, 12/23/22	GBP	1,000,000	1,271,508
Canadian Imperial
Bank of Commerce,
0.750%, 3/22/23	EUR	2,300,000	2,635,637
Canadian Imperial
Bank of Commerce,
(3-mo. USD LIBOR + 0.310%),
1.683%, 10/05/2020‡	USD	757,000	757,571
Canadian Imperial
Bank of Commerce,
1.850%, 7/14/20	CAD	4,500,000	3,316,264
Export Development Canada,
0.372%, 11/15/21	GBP	2,000,000	2,477,698
Export Development Canada,
0.374%, 5/29/24	GBP	1,500,000	1,856,960
Province of British
Columbia Canada,
3.700%, 12/18/20	CAD	5,000,000	3,741,713
Province of Manitoba Canada,
1.500%, 12/15/22	GBP	825,000	1,049,379
Province of Ontario Canada,
(CDOR + 0.260%),
0.928%, 10/27/2021‡	CAD	4,500,000	3,333,533
Province of Ontario Canada,
3.000%, 9/28/20	EUR	938,000	1,062,640
Province of Ontario Canada,
4.000%, 6/02/21	CAD	18,922,000	14,414,366
Province of Quebec Canada,
(CDOR + 0.405%),
1.108%, 10/13/2024‡	CAD	9,000,000	6,727,062
Province of Quebec Canada,
2.375%, 1/22/24	EUR	5,321,000	6,520,209
Province of Quebec Canada,
4.500%, 12/01/20	CAD	10,000,000	7,495,728
Royal Bank of Canada,
(3-mo. EUR EURIBOR
+ 0.500%), 0.310%,
07/24/2020‡	EUR	500,000	562,000
Royal Bank of Canada, (3-mo.
EUR EURIBOR + 0.600%),
0.376%, 01/19/2021‡	EUR	2,100,000	2,365,330
Royal Bank of Canada,
1.583%, 9/13/21	CAD	22,500,000	16,759,152

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Royal Bank of Canada,
2.030%, 3/15/21	CAD	2,000,000	$1,488,701
Royal Bank of Canada GMTN,
(3-mo. USD LIBOR + 0.390%),
1.150%, 04/30/2021‡	USD	320,000	320,980
Toronto-Dominion Bank (The),
(3-mo. EUR EURIBOR
+ 0.480%), 0.128%,
09/08/2020‡	EUR	289,000	324,976
Toronto-Dominion Bank (The),
0.246%, 7/13/20	EUR	250,000	280,932
Toronto-Dominion Bank (The),
0.625%, 3/08/21	EUR	2,330,000	2,631,882
Toronto-Dominion Bank (The),
0.625%, 7/20/23	EUR	7,463,000	8,558,726
Toronto-Dominion Bank (The),
(3-mo. Swap + 1.000%),
1.175%, 07/10/2024‡	AUD	1,000,000	684,445
Toronto-Dominion Bank (The),
3.005%, 5/30/23	CAD	5,000,000	3,902,696
Total Capital Canada Ltd.,
1.125%, 3/18/22	EUR	2,000,000	2,288,312
Total Capital Canada Ltd.,
1.875%, 7/09/20	EUR	1,000,000	1,123,816
Toyota Credit Canada, Inc. MTN,
2.200%, 2/25/21	CAD	2,452,000	1,823,666
			124,102,888
Denmark — 1.1%
Kommunekredit,
0.125%, 8/28/23	EUR	5,000,000	5,709,366
Kommunekredit,
0.250%, 3/29/23	EUR	1,000,000	1,144,116
Kommunekredit,
0.250%, 5/15/23	EUR	350,000	400,610
			7,254,092
Finland — 0.5%
OP Corporate Bank PLC,
0.750%, 3/03/22	EUR	900,000	1,023,889
OP Corporate Bank PLC,
2.500%, 5/20/22	GBP	1,642,000	2,105,140
			3,129,029
France — 12.2%
Agence Francaise de
Developpement,
0.500%, 10/25/22	EUR	300,000	343,657
Agence Francaise de
Developpement,
3.125%, 1/04/24	EUR	10,000,000	12,606,701
Agence Francaise de
Developpement EPIC,
(3-mo. USD LIBOR + 0.120%),
0.438%, 06/07/2021‡	USD	4,000,000	4,001,491
Bpifrance Financement SA,
0.100%, 2/19/21	EUR	600,000	676,095
Caisse d’Amortissement
de la Dette Sociale,
0.125%, 11/25/22	EUR	2,800,000	3,186,776
Caisse d’Amortissement
de la Dette Sociale,
0.125%, 10/25/23	EUR	1,500,000	1,715,597
Caisse d’Amortissement
de la Dette Sociale,
0.500%, 5/25/23	EUR	6,200,000	7,147,955
Caisse des Depots et
Consignations,
(3-mo. USD LIBOR + 0.090%),
0.392%, 10/02/2020‡	USD	2,400,000	2,399,797
Caisse des Depots
et Consignations,
1.000%, 1/25/21	GBP	600,000	746,772
Dexia Credit Local SA,
0.250%, 6/02/22	EUR	5,850,000	6,640,438
Dexia Credit Local SA,
0.625%, 1/21/22	EUR	300,000	341,920
Dexia Credit Local SA,
(3-mo. USD LIBOR + 0.320%),
0.651%, 09/04/2020‡	USD	2,475,000	2,477,104
Dexia Credit Local SA,
0.750%, 1/25/23	EUR	1,200,000	1,383,832
Dexia Credit Local SA,
0.875%, 9/07/21	GBP	3,000,000	3,742,562
Dexia Credit Local SA,
1.125%, 6/15/22	GBP	4,900,000	6,164,628
Dexia Credit Local SA,
2.000%, 1/22/21	EUR	200,000	227,652
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,200,976
Sanofi, 1.125%, 3/10/22	EUR	500,000	572,100
SNCF Reseau,
0.100%, 5/27/21	EUR	2,000,000	2,256,257
SNCF Reseau,
6.000%, 10/12/20	EUR	1,142,000	1,305,850
Total Capital International SA,
0.250%, 7/12/23	EUR	2,700,000	3,051,213
Total Capital International SA,
2.125%, 3/15/23	EUR	2,000,000	2,371,487
UNEDIC ASSEO,
0.125%, 5/25/22	EUR	2,000,000	2,267,000
UNEDIC ASSEO,
0.875%, 10/25/22@	EUR	2,500,000	2,887,591
			84,715,451
Germany — 10.9%
Deutsche Bahn Finance GMBH,
(3-mo. EUR EURIBOR
+ 0.300%), 0.067%,
07/23/2020‡	EUR	296,000	332,614
Deutsche Bahn Finance GMBH,
2.750%, 6/20/22	GBP	1,780,000	2,303,417
Deutsche Bahn Finance GMBH,
4.375%, 9/23/21	EUR	500,000	592,773
Erste Abwicklungsanstalt,
0.000%, 2/25/21#	EUR	1,500,000	1,689,688

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Kreditanstalt fuer Wiederaufbau,
0.125%, 2/24/23	EUR	400,000	$457,582
Kreditanstalt fuer Wiederaufbau,
0.125%, 1/15/24	EUR	2,500,000	2,875,520
Kreditanstalt fuer Wiederaufbau,
6.250%, 5/19/21	AUD	2,000,000	1,451,523
Land Baden-Wuerttemberg,
0.370%, 7/19/21	EUR	1,520,000	1,720,586
Land Berlin, 0.250%, 7/15/20	EUR	125,000	140,471
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
(3-mo. USD LIBOR + 0.120%),
0.426%, 09/27/2021‡	USD	10,000,000	10,003,330
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
0.431%, 3/15/22	USD	3,000,000	2,999,430
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
1.125%, 5/17/21	GBP	510,000	636,984
Landwirtschaftliche Rentenbank,
(3-mo. EUR EURIBOR
+ 0.050%), 0.000%,
01/15/2021‡	EUR	4,000,000	4,505,327
Landwirtschaftliche Rentenbank,
0.050%, 6/12/23	EUR	3,500,000	3,991,869
Landwirtschaftliche Rentenbank,
0.375%, 1/22/24	EUR	4,250,000	4,917,943
Landwirtschaftliche Rentenbank
MTN, 4.250%, 1/09/25	AUD	3,780,000	3,014,264
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,581,488
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,192,351
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,298,527
NRW Bank,
(3-mo. USD LIBOR + 0.040%),
0.488%, 02/08/2021‡	USD	1,000,000	1,000,220
State of North Rhine-Westphalia
Germany, 0.200%, 4/17/23	EUR	8,500,000	9,716,332
State of North Rhine-Westphalia
Germany, 0.375%, 2/16/23	EUR	900,000	1,032,484
State of North Rhine-Westphalia
Germany, (3-mo. GBP
LIBOR + 0.060%), 0.678%,
10/29/2021‡	GBP	6,000,000	7,427,719
			75,882,442
Luxembourg — 4.4%
European Financial Stability
Facility, 0.100%, 1/19/21	EUR	500,000	563,710
European Financial Stability
Facility, 0.125%, 10/17/23	EUR	2,000,000	2,296,831
European Financial Stability
Facility, 0.200%, 1/17/24	EUR	2,000,000	2,305,634
Nestle Finance International Ltd.,
0.750%, 11/08/21	EUR	1,250,000	1,419,768
Nestle Finance International Ltd.,
0.750%, 5/16/23@	EUR	3,000,000	3,448,344
Novartis Finance SA,
0.125%, 9/20/23	EUR	3,500,000	3,967,245
Novartis Finance SA,
0.500%, 8/14/23	EUR	13,460,000	15,387,534
Novartis Finance SA,
0.750%, 11/09/21@	EUR	1,217,000	1,384,169
			30,773,235
Netherlands — 7.5%
Allianz Finance II BV,
0.148%, 12/07/20	EUR	500,000	562,544
Allianz Finance II BV,
3.500%, 2/14/22	EUR	500,000	594,950
Bank Nederlandse Gemeenten
NV, 0.250%, 2/22/23	EUR	2,000,000	2,284,780
Bank Nederlandse Gemeenten
NV, 1.000%, 3/15/22	GBP	500,000	627,580
BNG Bank NV,
0.050%, 7/11/23	EUR	12,000,000	13,658,177
BNG Bank NV,
0.250%, 1/10/24	EUR	3,000,000	3,442,870
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.750%, 6/06/22	EUR	5,370,000	6,603,975
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,194,919
Nederlandse Waterschapsbank
NV, 0.125%, 9/25/23	EUR	3,000,000	3,431,125
Nederlandse Waterschapsbank NV,
(3-mo. USD LIBOR + 0.070%),
0.383%, 12/15/2021‡	USD	5,000,000	4,999,442
Nederlandse Waterschapsbank NV,
(3-mo. USD LIBOR + 0.070%),
0.383%, 12/15/2021‡	USD	3,000,000	2,999,665
Shell International Finance BV,
1.000%, 4/06/22	EUR	600,000	686,667
Shell International Finance BV,
1.250%, 3/15/22	EUR	625,000	718,824
Shell International Finance BV,
1.625%, 3/24/21	EUR	3,788,000	4,312,155
Toyota Motor Finance
Netherlands BV,
0.250%, 1/10/22	EUR	912,000	1,025,402
Toyota Motor Finance
Netherlands BV,
0.625%, 9/26/23	EUR	4,000,000	4,545,405
			51,688,480
New Zealand — 0.2%
ANZ New Zealand Int’l Ltd.,
0.400%, 3/01/22	EUR	355,000	401,220
ASB Finance Ltd.,
0.500%, 6/10/22	EUR	800,000	905,665
			1,306,885
Norway — 0.4%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	573,384
Equinor ASA, 2.000%, 9/10/20	EUR	2,222,000	2,506,784
			3,080,168

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Singapore — 0.9%
DBS Bank Ltd. MTN,
(3-mo. Swap + 0.630%),
0.730%, 09/13/2022‡	AUD	2,500,000	$1,727,883
Oversea-Chinese Banking
Corp., Ltd. MTN,
0.840%, 10/06/20	AUD	1,000,000	690,632
United Overseas Bank Ltd. MTN,
(3-mo. Swap + 0.530%),
0.643%, 07/25/2022‡	AUD	5,000,000	3,447,703
			5,866,218
Supranational — 19.7%
African Development Bank,
0.250%, 1/24/24	EUR	7,977,000	9,165,283
Asian Development Bank,
0.316%, 10/12/23	GBP	998,000	1,235,916
Asian Development Bank,
(3-mo. USD LIBOR + 0.010%),
0.323%, 12/15/2021‡	USD	2,000,000	1,998,051
Asian Development Bank,
(SONIA + 0.260%),
0.325%, 02/01/2022‡	GBP	2,500,000	3,100,360
Asian Development Bank,
0.352%, 3/19/24	GBP	4,069,000	5,041,774
Asian Development Bank GMTN,
0.200%, 5/25/23	EUR	7,435,000	8,498,473
EUROFIMA, 0.415%, 3/11/22	USD	7,300,000	7,335,697
EUROFIMA,
(3-mo. USD LIBOR + 0.090%),
0.482%, 11/15/2021‡	USD	8,000,000	8,031,040
EUROFIMA, 4.000%, 10/27/21	EUR	500,000	594,738
European Bank for Reconstruction
& Development,
(SONIA + 0.250%),
0.314%, 02/27/2023‡	GBP	772,000	956,968
European Bank for Reconstruction
& Development,
(SOFR + 0.260%),
0.332%, 08/19/2022‡	USD	2,687,000	2,687,000
European Bank for
Reconstruction & Development
GMTN, 0.364%, 2/28/24	GBP	4,329,000	5,368,191
European Investment Bank,
(SONIA + 0.280%),
0.346%, 01/10/2022‡	GBP	9,500,000	11,789,477
European Investment Bank,
(SOFR + 0.280%),
0.360%, 03/05/2024‡	USD	5,257,000	5,253,106
European Investment Bank,
(SONIA + 0.310%),
0.376%, 01/15/2025‡	GBP	1,550,000	1,925,715
European Investment Bank,
(SONIA + 0.350%),
0.412%, 06/29/2023‡	GBP	700,000	870,386
European Investment Bank,
1.500%, 5/12/22	NOK	4,200,000	445,979
European Stability Mechanism,
0.100%, 7/31/23	EUR	7,078,000	8,104,755
Inter-American Development
Bank, (SOFR + 0.260%),
0.341%, 09/16/2022‡	USD	5,000,000	4,985,512
Inter-American Development Bank,
(3-mo. USD LIBOR - 0.020%),
0.971%, 10/25/2021‡	USD	1,500,000	1,499,553
Inter-American Development Bank,
(3-mo. USD LIBOR + 0.200%),
1.419%, 07/15/2021‡	USD	126,000	126,180
Inter-American Development Bank
MTN, 4.750%, 8/27/24	AUD	6,500,000	5,229,134
Inter-American Investment Corp.,
(3-mo. USD LIBOR + 0.090%),
1.401%, 10/12/2021‡	USD	9,900,000	9,945,540
International Bank for
Reconstruction & Development,
0.334%, 5/15/24	GBP	6,023,000	7,458,065
International Bank for
Reconstruction & Development,
(SOFR + 0.300%), 0.367%,
08/06/2024‡	USD	5,000,000	4,997,938
International Bank for
Reconstruction & Development,
1.000%, 12/19/22	GBP	6,400,000	8,096,287
International Finance Corp.,
0.316%, 1/18/22	GBP	1,000,000	1,240,346
International Finance Corp.,
(3-mo. USD LIBOR + 0.180%),
0.493%, 12/15/2021‡	USD	4,000,000	4,004,250
International Finance Corp. GMTN,
(1-mo. USD LIBOR + 0.130%),
0.320%, 08/23/2021‡	USD	5,000,000	4,999,429
Nordic Investment Bank GMTN,
1.375%, 7/15/20	NOK	13,420,000	1,394,855
			136,379,998
Sweden — 4.2%
Kommuninvest I Sverige AB,
0.250%, 6/01/22	SEK	99,380,000	10,712,923
Kommuninvest I Sverige AB,
0.750%, 2/22/23	SEK	42,250,000	4,615,098
Kommuninvest I Sverige AB,
1.000%, 11/13/23	SEK	17,370,000	1,922,755
Skandinaviska Enskilda Banken
AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,036,990
Svensk Exportkredit AB,
(3-mo. USD LIBOR + 0.120%),
0.433%, 12/13/2021‡	USD	1,000,000	1,001,060
Svensk Exportkredit AB,
0.625%, 12/07/20	GBP	2,000,000	2,482,821
Svensk Exportkredit AB,
(3-mo. USD LIBOR + 0.120%),
1.339%, 07/15/2021‡	USD	5,000,000	5,004,938
Svenska Handelsbanken AB,
0.250%, 2/28/22	EUR	250,000	282,372
Svenska Handelsbanken AB,
1.125%, 12/14/22	EUR	1,633,000	1,887,965
			28,946,922

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States — 7.0%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	$3,610,759
3M Co., 1.875%, 11/15/21	EUR	500,000	576,777
Apple, Inc.,
(3-mo. USD LIBOR + 1.130%),
1.490%, 02/23/2021‡	USD	500,000	503,644
Berkshire Hathaway, Inc.,
0.625%, 1/17/23	EUR	1,767,000	2,014,200
Berkshire Hathaway, Inc.,
0.750%, 3/16/23	EUR	400,000	457,690
Berkshire Hathaway, Inc.,
1.300%, 3/15/24	EUR	560,000	656,272
Coca-Cola Co. (The),
0.750%, 3/09/23	EUR	3,220,000	3,678,800
Johnson & Johnson,
0.250%, 1/20/22	EUR	1,650,000	1,869,958
Merck & Co., Inc.,
1.125%, 10/15/21	EUR	1,000,000	1,137,103
Nestle Holdings, Inc.,
1.750%, 12/09/20	GBP	1,000,000	1,246,404
Oracle Corp., 1.900%, 9/15/21	USD	855,000	869,805
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,565,777
Pfizer, Inc., 0.250%, 3/06/22	EUR	5,075,000	5,729,826
Pfizer, Inc., 2.200%, 12/15/21	USD	752,000	770,792
Procter & Gamble Co. (The),
1.125%, 11/02/23	EUR	2,000,000	2,342,522
Procter & Gamble Co. (The),
2.000%, 11/05/21	EUR	794,000	917,950
Procter & Gamble Co. (The),
2.000%, 8/16/22	EUR	1,600,000	1,879,365
Toyota Motor Credit Corp.,
0.000%, 7/21/21#	EUR	400,000	448,707
Toyota Motor Credit Corp.,
0.750%, 7/21/22	EUR	2,500,000	2,840,027
Toyota Motor Credit Corp.,
1.800%, 7/23/20	EUR	500,000	562,335
Treasury Floating Rate Note,
(3-mo. Treasury money market
yield + 0.114%),
0.264%, 04/30/2022‡	USD	14,000,000	14,010,741
Walmart, Inc., 1.900%, 4/08/22	EUR	1,000,000	1,158,097
			48,847,551
TOTAL BONDS AND NOTES
(Identified Cost
$643,255,266)			637,194,957

SHORT-TERM INVESTMENTS — 10.4%
Canada — 0.7%
Canadian Imperial Bank
of Commerce,
(1-mo. USD LIBOR + 0.180%),
0.355%, 07/08/2020‡	USD	5,000,000	5,000,000
Singapore — 2.5%
Oversea-Chinese Banking
Corp., Ltd.,
(1-mo. USD LIBOR + 0.050%),
0.000%, 08/11/2020‡	USD	15,000,000	15,000,000
Oversea-Chinese Banking
Corp., Ltd.,
(1-mo. USD LIBOR + 0.140%),
0.330%, 10/22/2020‡	USD	2,000,000	2,000,305
			17,000,305
Sovereign — 2.9%
Landesbank Hessen-Thuringen,
0.300%, 7/24/20	USD	5,000,000	4,999,042
Loreal USA Inc.,
0.280%, 11/04/20	USD	5,000,000	4,995,731
Nederlandse Waterschapsbank
NV, 0.600%, 08/14/20	USD	10,000,000	9,992,667
			19,987,440
United States — 1.7%
Exxon Mobil Corp.,
0.390%, 2/01/21	USD	5,000,000	5,000,000
Exxon Mobil Corp.,
0.010%, 2/03/21	USD	2,000,000	1,996,100
Shell International Finance BV
0.500%, 5/25/21	USD	5,000,000	4,975,051
			11,971,151

	SHARES
Investment Company — 2.0%
State Street Institutional U.S.
Government Money Market
Fund 0.116%		14,346,535	14,346,535

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities
Lending Government Money
Market Portfolio, 0.130%		3,994,320	3,994,320

TOTAL SHORT-TERM
INVESTMENTS (Identified Cost
$72,288,417)			72,299,751

Total Investments — 102.3%
(Identified Cost
$715,543,683)			709,494,708
Liabilities, Less Cash and Other
Assets — (2.3%)			(15,648,209)
Net Assets — 100.0%			$693,846,499
The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

†	See Note 1
#	Zero coupon bond
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $4,150,153.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2020 amounted to $19,999,442 or 2.88% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2020.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
USD — U.S. Dollar
LIBOR — London Interbank Offered Rate.

Country Weightings as of June 30, 2020
(As a percentage of total investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of June 30, 2020
Settlement	Currency		Currency				Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Total Value	Appreciation	Depreciation
07/06/20	USD	16,793,822	GBP	13,493,101	HSBC Bank USA	$16,719,695	$74,127	$—
07/06/20	USD	1,295,373	GBP	1,042,054	State Street Bank and Trust Co.	1,291,240	4,133	—
07/06/20	USD	14,253,772	GBP	11,572,413	State Street Bank and Trust Co.	14,339,715	—	(85,943)
07/14/20	USD	48,182,519	GBP	39,543,558	State Street Bank and Trust Co.	49,002,083	—	(819,564)
07/16/20	USD	20,514,208	SEK	204,697,602	State Street Bank and Trust Co.	21,971,069	—	(1,456,861)
07/17/20	USD	112,817,579	EUR	103,606,143	State Street Bank and Trust Co.	116,438,582	—	(3,621,003)
07/20/20	USD	122,283,482	EUR	112,568,619	State Street Bank and Trust Co.	126,519,505	—	(4,236,023)
07/23/20	USD	21,919,751	AUD	31,599,481	Citibank N.A. London	21,809,456	110,295	—
07/23/20	USD	2,865,383	AUD	4,130,880	State Street Bank and Trust Co.	2,851,067	14,316	—
07/23/20	USD	7,743,703	AUD	11,276,345	State Street Bank and Trust Co.	7,782,753	—	(39,050)
07/24/20	USD	24,242,514	CAD	32,871,384	State Street Bank and Trust Co.	24,214,325	28,189	—
07/24/20	USD	64,722,400	CAD	90,936,476	State Street Bank and Trust Co.	66,987,304	—	(2,264,904)
07/31/20	USD	106,439,255	EUR	95,645,060	State Street Bank and Trust Co.	107,524,667	—	(1,085,412)
08/03/20	USD	1,888,308	NOK	17,923,063	State Street Bank and Trust Co.	1,862,312	25,996	—
08/11/20	USD	8,997,524	DKK	61,876,224	State Street Bank and Trust Co.	9,336,942	—	(339,418)
							$257,056	$(13,948,178)
Forward Foreign Currency Exchange Contracts purchased outstanding as of June 30, 2020
Settlement	Currency		Currency				Unrealized	Unrealized
Date	Purchased		Sold		Counterparty	Total Value	Appreciation	Depreciation
07/16/20	SEK	43,774,184	USD	4,447,316	State Street Bank and Trust Co.	$4,698,470	$251,154	$—
07/17/20	EUR	9,987,299	USD	11,065,298	Bank of America N.A.	11,224,305	159,007	—
07/17/20	EUR	6,521,828	USD	7,239,310	Citibank N.A. London	7,329,608	90,298	—
07/17/20	EUR	1,526,218	USD	1,700,463	State Street Bank and Trust Co.	1,715,252	14,789	—
07/20/20	EUR	15,071,963	USD	16,528,848	State Street Bank and Trust Co.	16,939,865	411,017	—
07/20/20	EUR	746,169	USD	845,348	State Street Bank and Trust Co.	838,643	—	(6,705)
07/24/20	CAD	20,183,674	USD	14,862,531	HSBC Bank USA	14,868,070	5,539	—
07/24/20	CAD	3,034,757	USD	2,227,353	State Street Bank and Trust Co.	2,235,519	8,166	—
07/24/20	CAD	1,966,028	USD	1,449,293	State Street Bank and Trust Co.	1,448,252	—	(1,041)
08/11/20	DKK	61,876,224	USD	9,188,047	State Street Bank and Trust Co.	9,336,941	148,894	—
							$1,088,864	$(7,746)
Total							$1,345,920	$(13,955,924)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 2.1%
Aerojet Rocketdyne Holdings, Inc.*	2,690	$106,632
Axon Enterprise, Inc.*	500	49,065
Boeing Co. (The)	12,139	2,225,079
BWX Technologies, Inc.	3,963	224,464
Curtiss-Wright Corp.	1,160	103,565
General Dynamics Corp.	5,638	842,655
HEICO Corp.	1,321	131,638
HEICO Corp., Class A	2,193	178,159
HEXCEL Corp.	1,976	89,355
Huntington Ingalls Industries, Inc.	1,299	226,662
L3Harris Technologies, Inc.	4,867	825,784
Lockheed Martin Corp.	8,754	3,194,510
Mercury Systems, Inc.*	613	48,218
Northrop Grumman Corp.	4,634	1,424,677
Raytheon Technologies Corp.	32,514	2,003,513
Teledyne Technologies, Inc.*	660	205,227
Textron, Inc.	4,852	159,679
TransDigm Group, Inc.	1,174	518,967
		12,557,849
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	4,134	326,834
Expeditors International of Washington, Inc.	3,965	301,499
FedEx Corp.	5,856	821,128
United Parcel Service, Inc., Class B	24,285	2,700,006
XPO Logistics, Inc.*@	2,858	220,781
		4,370,248
Airlines — 0.2%
Alaska Air Group, Inc.	3,201	116,068
American Airlines Group, Inc.	4,400	57,508
Delta Air Lines, Inc.	16,628	466,415
JetBlue Airways Corp.*	3,600	39,240
Southwest Airlines Co.	13,943	476,572
United Continental Holdings, Inc.*	6,959	240,851
		1,396,654
Auto Components — 0.2%
Aptiv PLC	7,686	598,893
Autoliv, Inc.	2,200	141,922
BorgWarner, Inc.	3,685	130,081
Gentex Corp.	6,416	165,340
Lear Corp.	1,420	154,808
		1,191,044
Automobiles — 0.4%
Ford Motor Co.	4,900	29,792
General Motors Co.	7,100	179,630
Tesla, Inc.*	2,038	2,200,653
Thor Industries, Inc.	1,179	125,599
		2,535,674
Beverages — 2.3%
Boston Beer Co., Inc. (The), Class A*	261	140,066
Brown-Forman Corp., Class A	1,902	109,498
Brown-Forman Corp., Class B	10,404	662,318
Coca-Cola Co. (The)	118,172	5,279,925
Constellation Brands, Inc., Class A	2,222	388,739
Keurig Dr Pepper, Inc.	3,375	95,850
Molson Coors Brewing Co., Class B	1,400	48,104
Monster Beverage Corp.*	9,438	654,242
PepsiCo, Inc.	47,881	6,332,741
		13,711,483
Biotechnology — 2.7%
AbbVie, Inc.	38,744	3,803,886
ACADIA Pharmaceuticals, Inc.*@	971	47,064
Alexion Pharmaceuticals, Inc.*	902	101,240
Alkermes PLC*	1,579	30,641
Alnylam Pharmaceuticals, Inc.*	1,281	189,729
Amgen, Inc.	20,611	4,861,310
Arena Pharmaceuticals, Inc.*	1,048	65,972
Biogen, Inc.*	5,330	1,426,041
BioMarin Pharmaceutical, Inc.*	1,433	176,746
Emergent BioSolutions, Inc.*	750	59,310
Exact Sciences Corp.*@	1,754	152,493
Exelixis, Inc.*	3,578	84,942
Gilead Sciences, Inc.	31,121	2,394,450
Global Blood Therapeutics, Inc.*	871	54,986
Immunomedics, Inc.*	2,630	93,207
Incyte Corp.*	1,173	121,957
Ionis Pharmaceuticals, Inc.*	1,498	88,322
Neurocrine Biosciences, Inc.*	608	74,176
Regeneron Pharmaceuticals, Inc.*	1,450	904,293
Sarepta Therapeutics, Inc.*	770	123,462
Seattle Genetics, Inc.*	1,165	197,957
United Therapeutics Corp.*	835	101,035
Vertex Pharmaceuticals, Inc.*	3,914	1,136,273
		16,289,492
Building Products — 0.5%
A.O. Smith Corp.	3,947	185,983
AAON, Inc.	600	32,574
Allegion PLC	3,463	353,988
Armstrong World Industries, Inc.	1,690	131,752
Carrier Global Corp.	12,472	277,128
Fortune Brands Home & Security, Inc.	3,330	212,887
Johnson Controls International PLC	1	34
Lennox International, Inc.	835	194,547
Masco Corp.	7,363	369,696
Owens Corning	2,802	156,239
Simpson Manufacturing Co., Inc.	1,080	91,109
Trane Technologies PLC	5,719	508,877
Trex Co., Inc.*	2,000	260,140
		2,774,954

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	600	$44,736
Ameriprise Financial, Inc.	3,627	544,195
Ares Management Corp., Class A	2,300	91,310
BlackRock, Inc.	1,229	668,687
Blackstone Group, Inc. (The), Class A	6,683	378,659
CBOE Holdings, Inc.	2,123	198,033
Charles Schwab Corp. (The)	19,336	652,397
CME Group, Inc.	2,177	353,850
Cohen & Steers, Inc.	485	33,004
E*Trade Financial Corp.	5,476	272,321
Eaton Vance Corp.	3,368	130,005
FactSet Research Systems, Inc.	1,387	455,588
Franklin Resources, Inc.	4,676	98,056
Goldman Sachs Group, Inc. (The)	1,169	231,018
Hamilton Lane, Inc. Class A	723	48,708
Houlihan Lokey, Inc.	1,466	81,568
Interactive Brokers Group, Inc., Class A	2,083	87,007
Intercontinental Exchange, Inc.	7,466	683,886
Janus Henderson Group PLC	1	21
KKR & Co., Inc.	7,268	224,436
Legg Mason, Inc.	1,900	94,525
LPL Financial Holdings, Inc.	2,767	216,933
MarketAxess Holdings, Inc.	992	496,913
Moody’s Corp.	5,423	1,489,861
Morgan Stanley	19,694	951,220
Morningstar, Inc.	700	98,679
MSCI, Inc.	2,007	669,977
Nasdaq, Inc.	2,219	265,104
Northern Trust Corp.	3,260	258,648
Raymond James Financial, Inc.	2,130	146,608
S&P Global, Inc.	8,369	2,757,418
SEI Investments Co.	3,532	194,189
State Street Corp.	1,628	103,459
Stifel Financial Corp.	1,686	79,967
T. Rowe Price Group, Inc.	5,629	695,181
TD Ameritrade Holding Corp.	4,481	163,019
		13,959,186
Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,088	987,088
Albemarle Corp.	956	73,813
Ashland Global Holdings, Inc.	970	67,027
Balchem Corp.	893	84,710
Celanese Corp.	2,723	235,104
CF Industries Holdings, Inc.	2,192	61,683
Corteva, Inc.	4,128	110,589
Dow, Inc.	5,563	226,748
DuPont de Nemours, Inc.	2,950	156,734
Eastman Chemical Co.	3,324	231,483
Ecolab, Inc.	5,708	1,135,607
FMC Corp.	2,554	254,429
Huntsman Corp.	5,594	100,524
International Flavors & Fragrances, Inc.	1,158	141,809
Linde PLC	4,843	1,027,249
LyondellBasell Industries NV, Class A	7,020	461,354
NewMarket Corp.	353	141,369
PPG Industries, Inc.	6,902	732,026
RPM International, Inc.	3,184	238,991
Scotts Miracle-Gro Co. (The)	1,264	169,970
Sherwin Williams Co. (The)	2,581	1,491,431
Valvoline, Inc.	2,246	43,415
W.R. Grace & Co.	1,744	88,613
		8,261,766
Commercial Banks — 1.9%
Bank of America Corp.	95,132	2,259,385
Bank of Hawaii Corp.	900	55,269
Bank OZK	1,078	25,301
Citigroup, Inc.	10,651	544,266
Comerica, Inc.	242	9,220
Commerce Bancshares, Inc.	2,060	122,508
Community Bank System, Inc.	1,414	80,626
CVB Financial Corp.	2,712	50,823
East West Bancorp, Inc.	2,039	73,893
Fifth Third Bancorp	9,854	189,985
First Citizens Bancshares, Inc., Class A	112	45,362
First Financial Bankshares, Inc.	3,094	89,386
First Horizon National Corp.	1	10
First Republic Bank	1,536	162,801
FNB Corp.	27	202
Hilltop Holdings, Inc.	2,327	42,933
Huntington Bancshares, Inc.	7,349	66,398
JPMorgan Chase & Co.	53,340	5,017,160
KeyCorp	3,204	39,025
PacWest Bancorp	1,422	28,028
PNC Financial Services Group, Inc. (The)	2,775	291,958
Popular, Inc.	2,182	81,105
Prosperity Bancshares, Inc.	1,026	60,924
Regions Financial Corp.	4,842	53,843
Signature Bank	385	41,164
SVB Financial Group*	882	190,097
Synovus Financial Corp.	329	6,754
TCF Financial Corp.	1	29
Truist Financial Corp.	3,769	141,526
UMB Financial Corp.	900	46,395
US Bancorp	23,286	857,391
Valley National Bancorp	2	16
Wells Fargo & Co.	31,501	806,426
Western Alliance Bancorp	2,242	84,905
Zions Bancorp NA	2,092	71,128
		11,636,242

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	1,230	$55,977
Casella Waste Systems, Inc., Class A*	700	36,484
Cintas Corp.	2,524	672,293
Clean Harbors, Inc.*	1,200	71,976
Copart, Inc.*	6,410	533,761
Iaa, Inc.*	3,452	133,144
MSA Safety, Inc.	764	87,432
Republic Services, Inc.	5,388	442,085
Rollins, Inc.	5,072	215,002
Stericycle, Inc.*	1,544	86,433
Tetra Tech, Inc.	1,092	86,399
UniFirst Corp.	477	85,359
Waste Management, Inc.	12,149	1,286,701
		3,793,046
Communications Equipment — 1.1%
Arista Networks, Inc.*	798	167,604
Ciena Corp.*	2,569	139,137
Cisco Systems, Inc.	106,497	4,967,020
EchoStar Corp., Class A*	840	23,486
F5 Networks, Inc.*	1,495	208,523
Juniper Networks, Inc.	4,954	113,248
Lumentum Holdings, Inc.*	1,528	124,425
Motorola Solutions, Inc.	4,032	565,004
Ubiquiti, Inc.	493	86,058
Viasat, Inc.*	415	15,924
Viavi Solutions, Inc.*	5,100	64,974
		6,475,403
Computers & Peripherals — 5.7%
Apple, Inc.	88,722	32,365,786
Dell Technologies, Inc., Class C*	3,966	217,892
Hewlett Packard Enterprise Co.	3,473	33,792
HP, Inc.	33,008	575,329
NCR Corp.*	3,427	59,356
NetApp, Inc.	7,606	337,478
Seagate Technology PLC	8,650	418,747
Western Digital Corp.	3,176	140,220
Xerox Holdings Corp.	1	15
		34,148,615
Construction & Engineering — 0.1%
AECOM*	1,355	50,921
EMCOR Group, Inc.	1,700	112,438
Jacobs Engineering Group, Inc.	1,857	157,474
MasTec, Inc.*	2,200	98,714
Quanta Services, Inc.	3,524	138,246
Valmont Industries, Inc.	432	49,084
		606,877
Construction Materials — 0.1%
Eagle Materials, Inc.	880	61,794
Martin Marietta Materials, Inc.	664	137,162
Vulcan Materials Co.	1,851	214,438
		413,394
Consumer Finance — 0.5%
American Express Co.	19,986	1,902,667
Capital One Financial Corp.	7,451	466,358
Credit Acceptance Corp.*@	284	118,999
Discover Financial Services	7,681	384,741
FirstCash, Inc.	1,260	85,025
SLM Corp.	9,696	68,163
Synchrony Financial	1	22
		3,025,975
Containers & Packaging — 0.5%
Amcor PLC	12,061	123,143
AptarGroup, Inc.	1,821	203,915
Avery Dennison Corp.	3,141	358,357
Ball Corp.	7,723	536,671
Berry Plastics Group, Inc.*	4,752	210,609
Crown Holdings, Inc.*	5,201	338,741
Graphic Packaging Holding Co.	9,342	130,694
International Paper Co.	6,725	236,787
Packaging Corp. of America	2,912	290,618
Sealed Air Corp.	4,059	133,338
Silgan Holdings, Inc.	3,389	109,770
Sonoco Products Co.	2,906	151,955
		2,824,598
Distributors — 0.1%
Genuine Parts Co.	3,610	313,926
LKQ Corp.*	5,800	151,960
Pool Corp.	1,468	399,105
		864,991
Diversified Consumer Services — 0.1%
Bright Horizons Family
Solutions, Inc.*	1,422	166,658
Chegg, Inc.*	1,910	128,467
Grand Canyon Education, Inc.*	834	75,502
H&R Block, Inc.@	1,600	22,848
Service Corp. International	4,767	185,389
ServiceMaster Global Holdings, Inc.*	3,309	118,098
		696,962
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B*	22,583	4,031,291
Equitable Holdings, Inc.	5,987	115,489
Jefferies Financial Group, Inc.	1,620	25,191
Voya Financial, Inc.	489	22,812
		4,194,783
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	59,812	1,808,117
CenturyLink, Inc.	449	4,503
Cogent Communications
Holdings, Inc.	1,228	94,998
GCI Liberty, Inc., Class A*	1,444	102,697
Iridium Communications, Inc.*	3,043	77,414
Verizon Communications, Inc.	144,437	7,962,812
		10,050,541

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities — 2.0%
Allete, Inc.	883	$48,221
Alliant Energy Corp.	4,621	221,069
American Electric Power Co., Inc.	11,151	888,066
Avangrid, Inc.	1,433	60,157
Duke Energy Corp.	16,428	1,312,433
Edison International	8,608	467,500
El Paso Electric Co.	1,200	80,400
Entergy Corp.	4,510	423,083
Evergy, Inc.	4,970	294,671
Eversource Energy	7,365	613,284
Exelon Corp.	22,871	829,989
FirstEnergy Corp.	12,570	487,465
Hawaiian Electric Industries, Inc.	2,245	80,955
IDACORP, Inc.	1,054	92,088
MGE Energy, Inc.	1,137	73,348
NextEra Energy, Inc.	10,877	2,612,329
NRG Energy, Inc.	8,467	275,685
OGE Energy Corp.	4,603	139,747
Pinnacle West Capital Corp.	2,769	202,940
PNM Resources, Inc.	2,600	99,944
Portland General Electric Co.	2,100	87,801
PPL Corp.	14,400	372,096
Southern Co. (The)	24,124	1,250,829
Xcel Energy, Inc.	11,715	732,187
		11,746,287
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,000	95,740
AMETEK, Inc.	3,933	351,492
Eaton Corp. PLC	7,313	639,741
Emerson Electric Co.	9,630	597,349
EnerSys	700	45,066
Generac Holdings, Inc.*	1,586	193,381
Hubbell, Inc.	1,444	181,020
nVent Electric PLC	554	10,376
Regal Beloit Corp.	967	84,439
Rockwell Automation, Inc.	4,141	882,033
Sensata Technologies Holding PLC*	2,621	97,580
		3,178,217
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	7,282	697,688
Arrow Electronics, Inc.*	830	57,013
Avnet, Inc.	718	20,021
CDW Corp.	5,074	589,497
Cognex Corp.	2,453	146,493
Coherent, Inc.*	378	49,511
Corning, Inc.	8,949	231,779
Dolby Laboratories, Inc., Class A	938	61,786
Flex Ltd.*	1,194	12,239
FLIR Systems, Inc.	3,073	124,672
IPG Photonics Corp.*	471	75,544
Itron, Inc.*	500	33,125
Jabil, Inc.	5,400	173,232
Keysight Technologies, Inc.*	3,985	401,608
Littelfuse, Inc.	380	64,839
National Instruments Corp.	483	18,697
Novanta, Inc.*	1,061	113,283
SYNNEX Corp.	1,139	136,418
TE Connectivity Ltd.	6,135	500,309
Trimble, Inc.*	1,453	62,755
Zebra Technologies Corp., Class A*	1,624	415,663
		3,986,172
Energy Equipment & Services — 0.0%
ChampionX Corp.*	6,956	67,891
Helmerich & Payne, Inc.	22	429
National Oilwell Varco, Inc.	360	4,410
		72,730
Entertainment — 1.4%
Activision Blizzard, Inc.	12,571	954,139
Cinemark Holdings, Inc.	2,216	25,595
Electronic Arts, Inc.*	5,210	687,980
Liberty Media Corp-Liberty Formula One, Class A*	315	9,192
Live Nation Entertainment, Inc.*	3,717	164,775
Madison Square Garden Entertainment Corp.*	314	23,550
Netflix, Inc.*	8,538	3,885,132
Take-Two Interactive Software, Inc.*	1,964	274,115
Walt Disney Co. (The)	20,769	2,315,951
Zynga, Inc., Class A*	10,858	103,585
		8,444,014
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club Holdings, Inc.*	2,341	87,249
Casey’s General Stores, Inc.	986	147,427
Costco Wholesale Corp.	10,279	3,116,695
Kroger Co. (The)	22,455	760,102
Sprouts Farmers Market, Inc.*	2,446	62,593
Sysco Corp.	17,047	931,789
Walgreens Boots Alliance, Inc.	7,503	318,052
Walmart, Inc.	32,487	3,891,293
		9,315,200
Food Products — 0.9%
Archer-Daniels-Midland Co.	1,142	45,566
Campbell Soup Co.	6,357	315,498
Conagra Brands, Inc.	1	35
Darling Ingredients, Inc.*	4,810	118,422
Flowers Foods, Inc.	3,652	81,659
General Mills, Inc.	14,279	880,300
Hain Celestial Group, Inc. (The)*	1,080	34,031
Hershey Co. (The)	5,359	694,634
Hormel Foods Corp.	5,226	252,259
Ingredion, Inc.	1,990	165,170
J&J Snack Foods Corp.	160	20,341
J.M. Smucker Co. (The)	1,655	175,115
Kellogg Co.	7,139	471,602
Kraft Heinz Co. (The)	1,166	37,184
Lamb Weston Holdings, Inc.	5,431	347,204
Lancaster Colony Corp.	722	111,903
McCormick & Co., Inc.	3,095	555,274

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Mondelez International, Inc., Class A	16,383	$837,663
Pilgrim’s Pride Corp.*	1,700	28,713
Post Holdings, Inc.*	1,937	169,720
Sanderson Farms, Inc.	405	46,935
Tyson Foods, Inc., Class A	5,064	302,371
		5,691,599
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	235,009
National Fuel Gas Co.	1,600	67,088
New Jersey Resources Corp.	2,300	75,095
ONE Gas, Inc.	953	73,429
South Jersey Industries, Inc.	1,600	39,984
Southwest Gas Corp.	1,343	92,734
Spire, Inc.	963	63,279
UGI Corp.	5,299	168,508
		815,126
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	23,927	2,187,646
ABIOMED, Inc.*	1,270	306,781
Align Technology, Inc.*	2,522	692,138
Baxter International, Inc.	9,285	799,438
Becton Dickinson & Co.	2,950	705,846
Boston Scientific Corp.*	24,678	866,445
Cooper Companies, Inc. (The)	939	266,338
Danaher Corp.	6,437	1,138,255
DENTSPLY SIRONA, Inc.	637	28,066
DexCom, Inc.*	947	383,914
Edwards Lifesciences Corp.*	11,751	812,112
Envista Holdings Corp.	2,222	46,862
Globus Medical, Inc., Class A*	1,500	71,565
Haemonetics Corp.*	1,000	89,560
Hill-Rom Holdings, Inc.	1,695	186,077
Hologic, Inc.*	6,492	370,044
ICU Medical, Inc.*	98	18,062
Idexx Laboratories, Inc.*	2,754	909,261
Insulet Corp.*	852	165,510
Integra LifeSciences Holdings Corp.*	1,168	54,884
Intuitive Surgical, Inc.*	1,903	1,084,386
Masimo Corp.*	934	212,943
Medtronic PLC	15,125	1,386,962
Neogen Corp.*	222	17,227
NuVasive, Inc.*	1,369	76,199
Penumbra, Inc.*@	389	69,561
ResMed, Inc.	3,407	654,144
STERIS PLC	1,118	171,546
Stryker Corp.	6,002	1,081,500
Teleflex, Inc.	364	132,489
Varian Medical Systems, Inc.*	1,668	204,363
West Pharmaceutical Services, Inc.	1,311	297,820
Wright Medical Group NV*	1,712	50,881
Zimmer Biomet Holdings, Inc.	986	117,689
		15,656,514
Health Care Providers & Services — 2.5%
Amedisys, Inc.*	980	194,569
AmerisourceBergen Corp.	3,916	394,615
AMN Healthcare Services, Inc.*	1,226	55,464
Anthem, Inc.	4,246	1,116,613
Cardinal Health, Inc.	8,835	461,099
Centene Corp.*	6,805	432,458
Chemed Corp.	521	235,007
CIGNA Corp.	6,459	1,212,031
CVS Health Corp.	5,622	365,261
DaVita, Inc.*	2,810	222,383
Encompass Health Corp.	2,746	170,060
Guardant Health, Inc.*	673	54,601
HCA Holdings, Inc.	6,512	632,055
Henry Schein, Inc.*	3,048	177,973
Humana, Inc.	3,060	1,186,515
Laboratory Corp. of America Holdings*	1,916	318,267
LHC Group, Inc.*	573	99,885
McKesson Corp.	3,571	547,863
Molina Healthcare, Inc.*	1,312	233,510
Pennant Group Inc.(The)*	870	19,662
Quest Diagnostics, Inc.	2,647	301,652
UnitedHealth Group, Inc.	22,146	6,531,963
Universal Health Services, Inc., Class B	2,001	185,873
		15,149,379
Health Care Technology — 0.2%
Cerner Corp.	6,999	479,781
Change Healthcare, Inc.*	7,084	79,341
HMS Holdings Corp.*	1,836	59,468
Omnicell, Inc.*	700	49,434
Teladoc Health, Inc.*	659	125,764
Veeva Systems, Inc., Class A*	1,900	445,398
		1,239,186
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Corp.*@	6,077	73,714
Chipotle Mexican Grill, Inc.*	571	600,898
Choice Hotels International, Inc.	1,000	78,900
Churchill Downs, Inc.	450	59,918
Darden Restaurants, Inc.	3,621	274,363
Domino’s Pizza, Inc.	936	345,796
Dunkin’ Brands Group, Inc.	2,456	160,205
Hilton Worldwide Holdings, Inc.	5,230	384,143
Hyatt Hotels Corp., Class A@	300	15,087
Las Vegas Sands Corp.	10,300	469,062
Marriott International, Inc., Class A	6,996	599,767
Marriott Vacations Worldwide Corp.	750	61,658
McDonald’s Corp.	17,329	3,196,681
MGM Resorts International	7,904	132,787
Planet Fitness, Inc. Class A*	2,043	123,745
Royal Caribbean Cruises Ltd.@	3,090	155,427
Starbucks Corp.	27,323	2,010,700
Texas Roadhouse, Inc.	1,857	97,622

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Vail Resorts, Inc.	1,101	$200,547
Wendy’s Co. (The)	5,687	123,863
Wingstop, Inc.	489	67,956
Wyndham Hotels & Resorts, Inc.	1,765	75,224
Wynn Resorts Ltd.	1,864	138,849
Yum! Brands, Inc.	7,051	612,802
		10,059,714
Household Durables — 0.4%
DR Horton, Inc.	6,639	368,133
Garmin Ltd.	2,389	232,927
Helen of Troy Ltd.*	496	93,526
KB Home	381	11,689
Leggett & Platt, Inc.	4,300	151,145
Lennar Corp., Class A	3,122	192,378
Lennar Corp., B Shares	72	3,318
Meritage Homes Corp.*	900	68,508
Mohawk Industries, Inc.*	600	61,056
Newell Brands, Inc.	1,165	18,500
NVR, Inc.*	109	355,204
PulteGroup, Inc.	5,849	199,041
Tempur Sealy International, Inc.*	860	61,877
Toll Brothers, Inc.	1,650	53,774
TopBuild Corp.*	500	56,885
Whirlpool Corp.	1,555	201,419
		2,129,380
Household Products — 1.8%
Church & Dwight Co., Inc.	5,860	452,978
Clorox Co. (The)	4,448	975,758
Colgate-Palmolive Co.	19,090	1,398,534
Energizer Holdings, Inc.	925	43,928
Kimberly-Clark Corp.	7,662	1,083,024
Procter & Gamble Co. (The)	57,148	6,833,186
WD-40 Co.	404	80,113
		10,867,521
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	17,413	252,314
Clearway Energy, Inc., Class C	2,400	55,344
Ormat Technologies, Inc.	741	47,046
Vistra Energy Corp.	3,161	58,858
		413,562
Industrial Conglomerates — 1.1%
3M Co.	19,982	3,116,992
Carlisle Cos., Inc.	1,432	171,367
Honeywell International, Inc.	16,186	2,340,334
Roper Technologies, Inc.	1,844	715,952
		6,344,645
Insurance — 1.4%
Aflac, Inc.	7,771	279,989
Alleghany Corp.	167	81,686
Allstate Corp. (The)	2,511	243,542
Aon PLC, Class A	7,576	1,459,138
Arch Capital Group Ltd.*	993	28,449
Arthur J. Gallagher & Co.	3,602	351,159
Assurant, Inc.	1,143	118,060
Assured Guaranty Ltd.	1,129	27,559
Axis Capital Holdings Ltd.	1,300	52,728
Brown & Brown, Inc.	4,399	179,303
Chubb Ltd.	1,225	155,110
Cincinnati Financial Corp.	714	45,717
CNO Financial Group, Inc.	5,300	82,521
Enstar Group Ltd.*	300	45,831
Erie Indemnity Co., Class A	830	159,277
Everest Re Group Ltd.	50	10,310
Fidelity National Financial, Inc.	5,659	173,505
First American Financial Corp.	2,790	133,976
Globe Life, Inc.	641	47,581
Hanover Insurance Group, Inc. (The)	696	70,526
Hartford Financial Services Group, Inc.	1,936	74,633
Kemper Corp.	1,200	87,024
Kinsale Capital Group, Inc.	257	39,889
Lincoln National Corp.	1,001	36,827
Loews Corp.	572	19,614
Markel Corp.*	100	92,317
Marsh & McLennan Cos., Inc.	11,636	1,249,357
MBIA, Inc.*	3,900	28,275
Mercury General Corp.	800	32,600
MetLife, Inc.	318	11,613
Old Republic International Corp.	2,863	46,696
Primerica, Inc.	1,400	163,240
Principal Financial Group, Inc.	3,893	161,715
Progressive Corp. (The)	13,705	1,097,908
Reinsurance Group of America, Inc.	777	60,948
RenaissanceRe Holdings Ltd.	783	133,917
RLI Corp.	700	57,470
Selective Insurance Group, Inc.	829	43,721
Travelers Companies, Inc. (The)	6,176	704,373
Unum Group	1,700	28,203
W. R. Berkley Corp.	1,770	101,403
White Mountains Insurance Group Ltd.	84	74,590
Willis Towers Watson PLC	1,216	239,491
		8,331,791
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A*	5,236	7,424,910
Alphabet, Inc., Class C*	5,345	7,555,746
Facebook, Inc., Class A*	53,868	12,231,807
IAC/InterActiveCorp*	956	309,170
Match Group, Inc.*@	1,404	150,298
Snap, Inc., Class A*	3,870	90,906
Twitter, Inc.*	2,730	81,327
Zillow Group, Inc., Class A*	436	25,061
Zillow Group, Inc., Class C*@	1,159	66,770
		27,935,995

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail — 5.5%
Amazon.com, Inc.*	10,463	$28,865,534
Booking Holdings, Inc.*	1,342	2,136,920
eBay, Inc.	25,961	1,361,654
Etsy, Inc.*	2,466	261,963
Expedia Group, Inc.	1,515	124,533
GrubHub, Inc.*	800	56,240
Qurate Retail, Inc., Series A*	3,600	34,200
Wayfair, Inc., Class A*@	542	107,105
		32,948,149
IT Services — 6.8%
Accenture PLC, Class A	18,506	3,973,608
Akamai Technologies, Inc.*	2,286	244,808
Amdocs Ltd.	2,698	164,254
Automatic Data Processing, Inc.	14,821	2,206,699
Black Knight, Inc.*	2,949	213,979
Booz Allen Hamilton Holding Corp.	5,147	400,385
Broadridge Financial Solutions, Inc.	4,218	532,269
CACI International, Inc., Class A*	656	142,273
Cognizant Technology Solutions Corp., Class A	11,445	650,305
EPAM Systems, Inc.*	1,012	255,034
Euronet Worldwide, Inc.*	1,435	137,502
Fidelity National Information Services, Inc.	7,262	973,762
Fiserv, Inc.*	6,864	670,064
FleetCor Technologies, Inc.*	2,021	508,342
Gartner, Inc.*	1,555	188,668
Genpact Ltd.	4,492	164,048
Global Payments, Inc.	3,431	581,966
GoDaddy, Inc., Class A*	4,882	357,997
International Business Machines Corp.	25,494	3,078,910
Jack Henry & Associates, Inc.	1,984	365,116
KBR, Inc.	2,987	67,357
Leidos Holdings, Inc.	2,174	203,639
MasterCard, Inc., Class A	31,172	9,217,560
MAXIMUS, Inc.	1,704	120,047
MongoDB, Inc.*@	284	64,281
Okta, Inc.*	1,243	248,886
Paychex, Inc.	9,713	735,760
PayPal Holdings, Inc.*	19,389	3,378,146
Perspecta, Inc.	3,641	84,580
Science Applications International Corp.	1,371	106,499
Square, Inc., Class A*	3,898	409,056
Twilio, Inc., Class A*	1,065	233,682
VeriSign, Inc.*	2,583	534,242
Visa, Inc., Class A	47,858	9,244,730
Western Union Co. (The)	9,941	214,924
WEX, Inc.*	663	109,402
		40,782,780
Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,397	153,432
Hasbro, Inc.	2,087	156,421
Polaris Industries, Inc.	1,795	166,127
		475,980
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	5,595	494,430
Bio-Rad Laboratories, Inc., Class A*	290	130,932
Bio-Techne Corp.	473	124,905
Bruker Corp.	2,844	115,694
Charles River Laboratories International, Inc.*	1,272	221,773
Illumina, Inc.*	2,286	846,620
IQVIA Holdings, Inc.*	2,629	373,003
Medpace Holdings, Inc.*	500	46,510
Mettler-Toledo International, Inc.*	875	704,856
PerkinElmer, Inc.	1,576	154,590
PRA Health Sciences, Inc.*	1,053	102,446
Syneos Health, Inc.*	927	53,998
Thermo Fisher Scientific, Inc.	6,555	2,375,139
Waters Corp.*	2,267	408,967
		6,153,863
Machinery — 2.0%
AGCO Corp.	1,297	71,932
Allison Transmission Holdings, Inc.	4,543	167,092
Caterpillar, Inc.	18,883	2,388,699
Crane Co.	1,115	66,298
Cummins, Inc.	3,435	595,148
Deere & Co.	8,703	1,367,676
Donaldson Co., Inc.	4,104	190,918
Dover Corp.	3,693	356,596
Flowserve Corp.	1,775	50,623
Fortive Corp.	5,025	339,991
Graco, Inc.	5,179	248,540
IDEX Corp.	1,854	293,006
Illinois Tool Works, Inc.	11,123	1,944,857
Ingersoll Rand, Inc.*	5,047	141,922
ITT, Inc.	2,281	133,986
John Bean Technologies Corp.	1,192	102,536
Lincoln Electric Holdings, Inc.	1,491	125,602
Middleby Corp.*	1,500	118,410
Nordson Corp.	1,255	238,086
Oshkosh Corp.	2,000	143,240
Otis Worldwide Corp.	6,236	354,579
PACCAR, Inc.	7,927	593,336
Parker-Hannifin Corp.	2,988	547,611
Pentair PLC	554	21,046
RBC Bearings, Inc.*	421	56,431
Rexnord Corp.	1,200	34,980
Snap-On, Inc.	1,424	197,238
Stanley Black & Decker, Inc.	2,408	335,627
Timken Co., (The)	1,644	74,786
Toro Co. (The)	3,554	235,772

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Wabtec Corp.	1,144	$65,860
Watts Water Technologies, Inc., Class A	400	32,400
Woodward, Inc.	1,254	97,248
Xylem, Inc.	3,144	204,234
		11,936,306
Marine — 0.0%
Kirby Corp.*	749	40,116
Media — 1.3%
Altice USA, Inc., Class A*	5,718	128,884
Cable One, Inc.	145	257,353
Charter Communications, Inc., Class A*	3,374	1,720,875
Comcast Corp., Class A	106,625	4,156,242
Discovery, Inc., Class A*@	3,611	76,192
Discovery, Inc., Class C*	4,579	88,191
DISH Network Corp., Class A*	4,598	158,677
Interpublic Group of Cos., Inc. (The)	10,877	186,649
Liberty Broadband Corp., Class A*	315	38,490
Liberty Broadband Corp., Class C*	1,507	186,808
Liberty SiriusXM Group, Class A*	1,263	43,599
Liberty SiriusXM Group, Class C*	1,178	40,582
New York Times Co. (The), Class A	2,341	98,392
News Corp., Class A	1,498	17,766
News Corp., Class B	1,525	18,224
Nexstar Media Group, Inc., Class A@	900	75,321
Omnicom Group, Inc.	7,000	382,200
Sirius XM Holdings, Inc.	40,907	240,124
TEGNA, Inc.	3,300	36,762
ViacomCBS, Inc. Class A. Class A	1,116	28,570
ViacomCBS, Inc. Class B@	2	47
		7,979,948
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	4,001	46,292
Newmont Mining Corp.	7,738	477,744
Nucor Corp.	6,200	256,742
Reliance Steel & Aluminum Co.	1,603	152,173
Royal Gold, Inc.	1,115	138,617
Southern Copper Corp.@	2,789	110,918
Steel Dynamics, Inc.	2,387	62,277
		1,244,763
Multi-Utilities — 0.9%
Ameren Corp.	5,621	395,494
Avista Corp.	1,000	36,390
Black Hills Corp.	1,300	73,658
Centerpoint Energy, Inc.	6,700	125,089
CMS Energy Corp.	6,895	402,806
Consolidated Edison, Inc.	6,930	498,475
Dominion Resources, Inc.	18,576	1,508,000
DTE Energy Co.	3,556	382,270
MDU Resources Group, Inc.	4,722	104,734
NiSource, Inc.	5,791	131,687
NorthWestern Corp.	1,200	65,424
Public Service Enterprise Group, Inc.	10,358	509,199
Sempra Energy	2,843	333,285
WEC Energy Group, Inc.	6,993	612,936
		5,179,447
Multiline Retail — 0.5%
Dollar General Corp.	5,963	1,136,011
Dollar Tree, Inc.*	2,071	191,940
Nordstrom, Inc.@	4,600	71,254
Ollie’s Bargain Outlet Holdings, Inc.*	742	72,456
Target Corp.	14,934	1,791,035
		3,262,696
Oil, Gas & Consumable Fuels — 0.8%
Cheniere Energy, Inc.*	5,400	260,928
Chevron Corp.	14,611	1,303,740
Concho Resources, Inc.	672	34,608
ConocoPhillips	7,178	301,620
Diamondback Energy, Inc.	154	6,440
EOG Resources, Inc.	1,352	68,492
Exxon Mobil Corp.	42,621	1,906,011
Hess Corp.	233	12,072
HollyFrontier Corp.	2,161	63,101
Marathon Petroleum Corp.	4,094	153,034
Noble Energy, Inc.	2,075	18,592
Occidental Petroleum Corp.	1	18
ONEOK, Inc.	5,143	170,850
Phillips 66	2,336	167,958
Pioneer Natural Resources Co.	1,324	129,355
Valero Energy Corp.	6,213	365,449
Williams Cos., Inc. (The)	5,691	108,243
WPX Energy, Inc.*	1,734	11,063
		5,081,574
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	629	16,134
Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	7,637	1,440,949
Herbalife Nutriation Ltd.*	2,876	129,363
		1,570,312
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	27,074	1,591,951
Catalent, Inc.*	4,134	303,022
Elanco Animal Health, Inc.*	4,517	96,890
Eli Lilly & Co.	24,387	4,003,858
Horizon Therapeutics PLC*	1,910	106,158
Jazz Pharmaceuticals PLC*	1,375	151,717
Johnson & Johnson	73,953	10,400,010
Merck & Co., Inc.	73,044	5,648,493
Nektar Therapeutics*	3,192	73,927
Pfizer, Inc.	118,569	3,877,206
Zoetis, Inc.	16,315	2,235,808
		28,489,040

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services — 0.4%
ASGN, Inc.*	677	$45,142
CoreLogic, Inc.	2,607	175,243
CoStar Group, Inc.*	438	311,274
Equifax, Inc.	1,816	312,134
Exponent, Inc.	1,658	134,182
FTI Consulting, Inc.*	662	75,832
Manpowergroup, Inc.	1,600	110,000
Robert Half International, Inc.	4,575	241,697
TransUnion	4,425	385,152
TriNet Group, Inc.*	865	52,713
Verisk Analytics, Inc.	3,790	645,058
		2,488,427
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	7,707	348,510
Jones Lang LaSalle, Inc.	1,173	121,359
		469,869
Road & Rail — 1.3%
AMERCO	236	71,317
CSX Corp.	21,234	1,480,859
JB Hunt Transport Services, Inc.	2,703	325,279
Kansas City Southern	1,994	297,684
Knight-Swift Transportation
Holdings, Inc.@	2,249	93,806
Landstar System, Inc.	1,385	155,549
Norfolk Southern Corp.	5,769	1,012,863
Old Dominion Freight Line, Inc.	2,494	422,958
Saia, Inc.*	200	22,236
Union Pacific Corp.	21,578	3,648,193
		7,530,744
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Energy Industries, Inc.*	400	27,116
Advanced Micro Devices, Inc.*	22,332	1,174,887
Analog Devices, Inc.	6,654	816,047
Applied Materials, Inc.	27,044	1,634,810
Broadcom, Inc.	9,221	2,910,240
Brooks Automation, Inc.	1,100	48,664
Cabot Microelectronics Corp.	836	116,655
Cirrus Logic, Inc.*	1,900	117,382
Cree, Inc.*	2,253	133,355
Diodes, Inc.*	1,118	56,683
Enphase Energy, Inc.*	1,883	89,574
Entegris, Inc.	3,537	208,860
First Solar, Inc.*@	300	14,850
Intel Corp.	122,349	7,320,141
Kla-Tencor Corp.	4,685	911,139
Lam Research Corp.	4,493	1,453,306
Lattice Semiconductor Corp.*	1,742	49,455
Marvell Technology Group Ltd.	6,428	225,366
Maxim Integrated Products, Inc.	7,617	461,666
Microchip Technology, Inc.	4,698	494,746
Micron Technology, Inc.*	22,267	1,147,196
MKS Instruments, Inc.	1,252	141,777
Monolithic Power Systems, Inc.	706	167,322
NVIDIA Corp.	13,418	5,097,632
ON Semiconductor Corp.*	10,894	215,919
Power Integrations, Inc.	573	67,689
Qorvo, Inc.*	1,968	217,523
QUALCOMM, Inc.	27,407	2,499,792
Semtech Corp.*	600	31,332
Silicon Laboratories, Inc.*	600	60,162
Skyworks Solutions, Inc.	3,906	499,421
SolarEdge Technologies, Inc.*	622	86,321
Teradyne, Inc.	4,091	345,730
Texas Instruments, Inc.	32,461	4,121,573
Universal Display Corp.	786	117,601
Xilinx, Inc.	5,783	568,989
		33,650,921
Software — 8.5%
ACI Worldwide, Inc.*	2,645	71,389
Adobe, Inc.*	11,425	4,973,417
Alteryx, Inc., Class A*@	675	110,889
Anaplan, Inc.*	700	31,717
ANSYS, Inc.*	1,606	468,518
Appfolio, Inc., Class A*	486	79,077
Aspen Technology, Inc.*	2,399	248,560
Atlassian Corp. PLC, Class A*	1,245	224,436
Autodesk, Inc.*	5,116	1,223,696
Avalara, Inc.*	354	47,114
Blackbaud, Inc.	1,688	96,351
Cadence Design Systems, Inc.*	6,999	671,624
CDK Global, Inc.	3,619	149,899
Cerence, Inc.*	550	22,462
Ceridian HCM Holding, Inc.*	995	78,874
Citrix Systems, Inc.	4,641	686,450
Cloudera, Inc.*	2,900	36,888
Coupa Software, Inc.*@	835	231,328
DocuSign, Inc.*	505	86,966
Dropbox, Inc., Class A*	1,689	36,770
Envestnet, Inc.*	1,085	79,791
Fair Isaac Corp.*	1,050	438,942
FireEye, Inc.*	1,537	18,713
Five9, Inc.*	200	22,134
Fortinet, Inc.*	2,910	399,456
Globant SA*	394	59,041
Guidewire Software, Inc.*	801	88,791
HubSpot, Inc.*	534	119,803
Intuit, Inc.	8,226	2,436,459
j2 Global, Inc.	1,013	64,032
LogMeIn, Inc.	1	85
Manhattan Associates, Inc.*	2,518	237,196
Microsoft Corp.	134,801	27,433,351
NortonLifeLock, Inc.	188	3,728
Nuance Communications, Inc.*	4,400	111,342
Oracle Corp.	76,275	4,215,719
Palo Alto Networks, Inc.*	795	182,588
Paycom Software, Inc.*	1,495	463,046
Paylocity Holding Corp.*	668	97,454
Pegasystems, Inc.	255	25,798
Proofpoint, Inc.*	470	52,226
PTC, Inc.*	953	74,134

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Qualys, Inc.*	503	$52,322
RealPage, Inc.*	1,381	89,779
RingCentral, Inc., Class A*	628	178,986
Salesforce.com, Inc.*	7,732	1,448,436
ServiceNow, Inc.*	2,217	898,018
Slack Technologies, Inc., Class A*	1,899	59,040
Splunk, Inc.*	1,731	343,950
SS&C Technologies Holdings, Inc.	3,246	183,334
Synopsys, Inc.*	2,448	477,360
Trade Desk, Inc. (The), Class A*@	483	196,339
Tyler Technologies, Inc.*	544	188,703
Verint Systems, Inc.*	1,038	46,897
VMware, Inc., Class A*@	145	22,455
Workday, Inc., Class A*	972	182,114
Xperi Holding Corp.	626	9,240
Zendesk, Inc.*	1,651	146,163
Zoom Video Communications, Inc.,
Class A*	1,325	335,940
		51,059,330
Specialty Retail — 3.1%
Aaron’s, Inc.	1,150	52,210
Advance Auto Parts, Inc.	1,480	210,826
AutoNation, Inc.*	961	36,114
AutoZone, Inc.*	582	656,566
Best Buy Co., Inc.	8,277	722,334
Burlington Stores, Inc.*	2,432	478,934
Carmax, Inc.*	4,116	368,588
Carvana Co.*@	614	73,803
Dick’s Sporting Goods, Inc.	1,695	69,936
Five Below, Inc.*	1,605	171,590
Foot Locker, Inc.	1,123	32,747
Home Depot, Inc. (The)	25,040	6,272,770
Lowe’s Cos., Inc.	26,311	3,555,142
Murphy USA, Inc.*	1,116	125,650
O’Reilly Automotive, Inc.*	2,598	1,095,499
Penske Auto Group, Inc.@	1,318	51,020
Ross Stores, Inc.	12,328	1,050,839
Tiffany & Co.	3,102	378,258
TJX Cos., Inc.	42,014	2,124,228
Tractor Supply Co.	3,772	497,112
Ulta Salon Cosmetics &
Fragrance, Inc.*	1,930	392,600
Williams-Sonoma, Inc.	2,400	196,824
		18,613,590
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	1,668	134,608
Columbia Sportswear Co.	858	69,138
Deckers Outdoor Corp.*	645	126,671
Hanesbrands, Inc.@	10,404	117,461
Lululemon Athletica, Inc.*	3,384	1,055,842
NIKE, Inc., Class B	40,118	3,933,570
PVH Corp.	760	36,518
Ralph Lauren Corp.	1,100	79,772
Skechers U.S.A., Inc., Class A*	1,800	56,484
Tapestry, Inc.	6,400	84,992
Under Armour, Inc., Class A*	2,760	26,882
Under Armour, Inc., Class C*	2,884	25,494
VF Corp.	9,707	591,545
		6,338,977
Thrifts & Mortgage Finance — 0.0%
New York Community
Bancorp, Inc.	1,632	16,646
TFS Financial Corp.	1,093	15,641
		32,287
Tobacco — 0.8%
Altria Group, Inc.	61,247	2,403,945
Philip Morris International, Inc.	35,950	2,518,657
		4,922,602
Trading Companies & Distributors — 0.3%
Fastenal Co.	16,611	711,615
GATX Corp.	1,100	67,078
HD Supply Holdings, Inc.*	2,545	88,184
MSC Industrial Direct Co., Class A	1,400	101,934
SiteOne Landscape Supply, Inc.*	400	45,588
United Rentals, Inc.*	2,555	380,797
Watsco, Inc.	474	84,230
WW Grainger, Inc.	1,654	519,621
		1,999,047
Water Utilities — 0.1%
American States Water Co.	1,331	104,657
American Water Works Co., Inc.	4,061	522,488
Essential Utilities, Inc.	4,781	201,949
		829,094
Wireless Telecommunication Services — 0.2%
Shenandoah
Telecommunications Co.	1,176	57,965
T-Mobile US, Inc.*	9,433	982,447
United States Cellular Corp.*	14	432
		1,040,844
TOTAL COMMON STOCKS
(Identified Cost $156,116,417)		571,293,649

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc.*	9,433	$1,585

TOTAL RIGHTS AND WARRANTS
(Identified Cost $3,490)		1,585

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,449,528	24,830,410
TOTAL MUTUAL FUNDS
(Identified Cost $17,252,289)		24,830,410

SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.8%
State Street Institutional U.S.
Government Money Market
Fund 0.116%	4,440,327	4,440,327

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.130%	174,278	174,278

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,614,605)		4,614,605

Total Investments — 100.1%
(Identified Cost $177,986,801)		600,740,249

Liabilities, Less Cash and Other
Assets — (0.1%)		(395,215)
Net Assets — 100.0%		$600,345,034

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $2,369,467.

Portfolio Sectors as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
General Dynamics Corp.	3,046	$455,255
Howmet Aerospace, Inc.	42,783	678,110
L3Harris Technologies, Inc.	554	93,997
Raytheon Technologies Corp.	54,564	3,362,234
Textron, Inc.	43,757	1,440,043
		6,029,639
Air Freight & Logistics — 0.8%
FedEx Corp.	19,292	2,705,124
XPO Logistics, Inc.*@	15,841	1,223,718
		3,928,842
Airlines — 1.0%
Alaska Air Group, Inc.	964	34,955
Delta Air Lines, Inc.	65,959	1,850,150
JetBlue Airways Corp.*	42,326	461,353
Southwest Airlines Co.	37,272	1,273,957
United Continental Holdings, Inc.*	38,241	1,323,521
		4,943,936
Auto Components — 0.6%
Autoliv, Inc.	9,173	591,750
BorgWarner, Inc.	24,241	855,707
Gentex Corp.	25,695	662,160
Goodyear Tire & Rubber Co. (The)	2,391	21,388
Lear Corp.	6,743	735,122
Veoneer, Inc.*@	5,087	54,380
		2,920,507
Automobiles — 1.0%
Ford Motor Co.	271,359	1,649,863
General Motors Co.	129,129	3,266,963
		4,916,826
Beverages — 0.3%
Constellation Brands, Inc., Class A	4,982	871,601
Molson Coors Brewing Co., Class B	15,458	531,137
		1,402,738
Biotechnology — 0.6%
AbbVie, Inc.	3,071	301,511
Alexion Pharmaceuticals, Inc.*	6,782	761,212
Biogen, Inc.*	4,810	1,286,915
Regeneron Pharmaceuticals, Inc.*	392	244,471
United Therapeutics Corp.*	683	82,643
		2,676,752
Building Products — 1.2%
Carrier Global Corp.	59,640	1,325,201
Fortune Brands Home & Security, Inc.	11,027	704,956
Johnson Controls International PLC	34,370	1,173,392
Owens Corning	14,154	789,227
Trane Technologies PLC	20,162	1,794,015
		5,786,791
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	77,794	3,006,738
Goldman Sachs Group, Inc. (The)	24,466	4,834,971
Morgan Stanley	104,517	5,048,171
Northern Trust Corp.	370	29,356
State Street Corp.	10,112	642,618
		13,561,854
Chemicals — 2.9%
Air Products & Chemicals, Inc.	7,452	1,799,360
Albemarle Corp.	9,985	770,942
Celanese Corp.	4,202	362,801
CF Industries Holdings, Inc.	25,378	714,137
Corteva, Inc.	18,513	495,963
Dow, Inc.	31,294	1,275,543
DuPont de Nemours, Inc.	24,698	1,312,205
Eastman Chemical Co.	23,262	1,619,966
FMC Corp.	48	4,782
Linde PLC	16,893	3,583,174
LyondellBasell Industries NV, Class A	13,053	857,843
PPG Industries, Inc.	1,165	123,560
Valvoline, Inc.	20,825	402,547
Westlake Chemical Corp.	7,968	427,483
		13,750,306
Commercial Banks — 9.6%
Bank of America Corp.	305,515	7,255,981
Citigroup, Inc.	131,478	6,718,526
Citizens Financial Group, Inc.	18,613	469,792
East West Bancorp, Inc.	2,390	86,614
Fifth Third Bancorp	86,881	1,675,066
Huntington Bancshares, Inc.	122,871	1,110,140
JPMorgan Chase & Co.	129,086	12,141,829
KeyCorp	66,158	805,804
M&T Bank Corp.	3,071	319,292
People's United Financial, Inc.	5,834	67,499
PNC Financial Services Group,
Inc. (The)	21,675	2,280,427
Regions Financial Corp.	133,653	1,486,221
TCF Financial Corp.	3,510	103,264
Truist Financial Corp.	75,284	2,826,914
US Bancorp	22,217	818,030
Wells Fargo & Co.	269,006	6,886,554
Zions Bancorp NA	20,193	686,562
		45,738,515
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	36,633	3,005,738

Communications Equipment — 0.2%
Cisco Systems, Inc.	940	43,841
Juniper Networks, Inc.	28,774	657,774
		701,615

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	168,468	$1,639,194
HP, Inc.	176,918	3,083,681
Western Digital Corp.	23,295	1,028,474
Xerox Holdings Corp.	34,600	529,034
		6,280,383
Construction & Engineering — 0.4%
AECOM*	11,462	430,742
Jacobs Engineering Group, Inc.	8,552	725,210
Quanta Services, Inc.	13,887	544,787
		1,700,739
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	976,663
Vulcan Materials Co.	11,511	1,333,549
		2,310,212
Consumer Finance — 1.0%
Ally Financial, Inc.	66,748	1,323,613
Capital One Financial Corp.	43,571	2,727,109
Santander Consumer USA
Holdings, Inc.	15,524	285,797
Synchrony Financial	25,544	566,055
		4,902,574
Containers & Packaging — 0.6%
Amcor PLC	7,600	77,596
International Paper Co.	44,343	1,561,317
Packaging Corp. of America	2,898	289,220
Sonoco Products Co.	611	31,949
WestRock Co.	24,453	691,042
		2,651,124
Distributors — 0.2%
Genuine Parts Co.	2,168	188,529
LKQ Corp.*	37,512	982,815
		1,171,344
Diversified Consumer Services — 0.0%
Service Corp. International	2,896	112,625

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B*	56,483	10,082,780
Jefferies Financial Group, Inc.	6,993	108,741
Voya Financial, Inc.	4,101	191,312
		10,382,833
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	610,761	18,463,305
CenturyLink, Inc.	139,832	1,402,515
Verizon Communications, Inc.	35,811	1,974,260
		21,840,080
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	721,139

Electrical Equipment — 1.0%
AMETEK, Inc.	5,351	478,219
Eaton Corp. PLC	38,952	3,407,521
Emerson Electric Co.	8,842	548,469
Sensata Technologies Holding PLC*	14,040	522,709
		4,956,918
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.*	7,332	503,635
Corning, Inc.	84,494	2,188,395
Flex Ltd.*	31,420	322,055
Jabil, Inc.	496	15,912
SYNNEX Corp.	1,605	192,231
TE Connectivity Ltd.	20,879	1,702,682
		4,924,910
Energy Equipment & Services — 0.3%
Baker Hughes Co.	20,187	310,678
Halliburton Co.	11,311	146,816
National Oilwell Varco, Inc.	17,100	209,475
Schlumberger Ltd.	40,615	746,910
TechnipFMC PLC	2,113	14,453
		1,428,332
Entertainment — 1.4%
Activision Blizzard, Inc.	1,844	139,960
Liberty Media Corp-Liberty Formula
One, Class A*	1,097	32,010
Liberty Media Corp-Liberty Formula
One, Class C*	2,194	69,572
Madison Square Garden
Entertainment Corp.*	443	33,225
Walt Disney Co. (The)	57,493	6,411,044
		6,685,811
Food & Staples Retailing — 2.3%
Kroger Co. (The)	62,007	2,098,937
US Foods Holding Corp.*	20,840	410,965
Walgreens Boots Alliance, Inc.	63,418	2,688,289
Walmart, Inc.	49,625	5,944,082
		11,142,273
Food Products — 2.4%
Archer-Daniels-Midland Co.	24,965	996,103
Bunge Ltd.	12,845	528,315
Conagra Brands, Inc.	19,827	697,316
Ingredion, Inc.	3,073	255,059
J.M. Smucker Co. (The)	18,272	1,933,360
Kraft Heinz Co. (The)	3,992	127,305
Mondelez International, Inc., Class A	68,798	3,517,642
Post Holdings, Inc.*	8,176	716,381
Seaboard Corp.	22	64,544
Tyson Foods, Inc., Class A	41,844	2,498,505
		11,334,530
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	9,224	$843,350
Becton Dickinson & Co.	3,126	747,958
Boston Scientific Corp.*	7,514	263,817
Danaher Corp.	32,463	5,740,432
Envista Holdings Corp.*	14,141	298,234
Medtronic PLC	71,296	6,537,843
STERIS plc	3,637	558,061
Zimmer Biomet Holdings, Inc.	6,835	815,826
		15,805,521
Health Care Providers & Services — 7.9%
Anthem, Inc.	28,266	7,433,393
Cardinal Health, Inc.	20,452	1,067,390
Centene Corp.*	32,696	2,077,831
CIGNA Corp.	30,656	5,752,598
CVS Health Corp.	109,386	7,106,808
DaVita, Inc.*	30,386	2,404,748
Henry Schein, Inc.*	3,777	220,539
Humana, Inc.	9,747	3,779,399
Laboratory Corp. of
America Holdings*	16,237	2,697,128
McKesson Corp.	11,138	1,708,792
Quest Diagnostics, Inc.	19,764	2,252,306
Universal Health Services, Inc.,
Class B	10,322	958,811
		37,459,743
Health Care Technology — 0.1%
Change Healthcare, Inc.*	22,121	247,755
Hotels, Restaurants & Leisure — 0.8%
Aramark	24,025	542,244
Carnival Corp.@	27,865	457,543
Hyatt Hotels Corp., Class A@	3,874	194,824
MGM Resorts International	67,948	1,141,526
Royal Caribbean Cruises Ltd.@	26,539	1,334,912
		3,671,049
Household Durables — 2.0%
DR Horton, Inc.	63,140	3,501,113
Garmin Ltd.	12,982	1,265,745
Lennar Corp., Class A	23,116	1,424,408
Lennar Corp., B Shares	573	26,410
Mohawk Industries, Inc.*	369	37,549
PulteGroup, Inc.	50,018	1,702,113
Toll Brothers, Inc.	4,225	137,693
Whirlpool Corp.	12,182	1,577,934
		9,672,965
Independent Power Producers & Energy Traders — 0.1%
Vistra Energy Corp.	25,467	474,196
Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	6,915	827,518
General Electric Co.	63,080	430,836
		1,258,354
Insurance — 4.1%
Aflac, Inc.	32,730	1,179,262
Alleghany Corp.	855	418,215
Allstate Corp. (The)	16,678	1,617,599
American Financial Group, Inc.	6,623	420,295
American International Group, Inc.	41,993	1,309,342
Arch Capital Group Ltd.*	11,691	334,947
Assurant, Inc.	4,786	494,346
Athene Holding Ltd., Class A*	1,982	61,819
Chubb Ltd.	11,440	1,448,533
Cincinnati Financial Corp.	370	23,691
CNA Financial Corp.	4,467	143,614
Everest Re Group Ltd.	3,050	628,910
Hartford Financial Services
Group, Inc.	49,258	1,898,896
Lincoln National Corp.	15,935	586,249
Loews Corp.	23,090	791,756
Markel Corp.*	116	107,088
MetLife, Inc.	37,755	1,378,813
Old Republic International Corp.	23,484	383,024
Principal Financial Group, Inc.	32,419	1,346,685
Prudential Financial, Inc.	16,392	998,273
Reinsurance Group of America, Inc.	5,167	405,299
RenaissanceRe Holdings Ltd.	2,534	433,390
Travelers Companies, Inc. (The)	23,169	2,642,424
Unum Group	19,221	318,876
WR Berkley Corp.	5,014	287,252
		19,658,598
IT Services — 1.8%
Akamai Technologies, Inc.*	1,638	175,413
Amdocs Ltd.	15,213	926,167
Cognizant Technology Solutions Corp.,
Class A	13,013	739,399
DXC Technology Co.	20,249	334,109
Fidelity National Information
Services, Inc.	25,931	3,477,088
Fiserv, Inc.*	7,058	689,002
Global Payments, Inc.	3,897	661,009
Leidos Holdings, Inc.	16,200	1,517,454
		8,519,641
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A*	172	77,656
IQVIA Holdings, Inc.*	4,807	682,017
Thermo Fisher Scientific, Inc.	19,813	7,179,043
		7,938,716
Machinery — 2.5%
AGCO Corp.	8,548	474,072
Cummins, Inc.	8,463	1,466,300
Deere & Co.	2,574	404,504
Dover Corp.	8,822	851,852
Fortive Corp.	2,739	185,321
Ingersoll Rand, Inc.*	14,939	420,085
Oshkosh Corp.	7,274	520,964
Otis Worldwide Corp.	25,885	1,471,821
PACCAR, Inc.	16,406	1,227,989

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Parker-Hannifin Corp.	3,737	$684,880
Pentair PLC	20,400	774,996
Snap-On, Inc.	6,351	879,677
Stanley Black & Decker, Inc.	14,985	2,088,609
Wabtec Corp.	5,333	307,021
		11,758,091
Media — 6.4%
Charter Communications, Inc.,
Class A*	20,137	10,270,676
Comcast Corp., Class A	404,143	15,753,494
Discovery, Inc., Class A*@	21,200	447,320
Discovery, Inc., Class C*	35,235	678,626
DISH Network Corp., Class A*	12,654	436,690
Fox Corp. Class A	24,883	667,362
Fox Corp. Class B	8,600	230,824
Interpublic Group of Cos., Inc. (The)	13,320	228,571
Liberty Broadband Corp., Class C*	3,887	481,833
Liberty SiriusXM Group, Class A*	4,389	151,508
Liberty SiriusXM Group, Class C*	8,778	302,402
News Corp., Class A	8,320	98,675
News Corp., Class B	1,734	20,721
ViacomCBS, Inc. Class B@	24,269	565,953
		30,334,655
Metals & Mining — 1.8%
Arconic Corp.*	10,695	148,981
Freeport-McMoRan, Inc.	116,560	1,348,599
Newmont Mining Corp.	46,812	2,890,173
Nucor Corp.	56,664	2,346,456
Reliance Steel & Aluminum Co.	10,063	955,281
Royal Gold, Inc.	1,245	154,778
Steel Dynamics, Inc.	33,820	882,364
		8,726,632
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	113,584
Multiline Retail — 0.7%
Dollar Tree, Inc.*	11,441	1,060,352
Kohl's Corp.	2,215	46,005
Target Corp.	19,247	2,308,293
		3,414,650
Oil, Gas & Consumable Fuels — 9.2%
Cabot Oil & Gas Corp.	7,836	134,623
Chevron Corp.	153,815	13,724,913
Cimarex Energy Co.	937	25,758
Concho Resources, Inc.	15,174	781,461
ConocoPhillips	93,494	3,928,618
EOG Resources, Inc.	11,117	563,187
Exxon Mobil Corp.	269,635	12,058,077
Hess Corp.	21,400	1,108,734
HollyFrontier Corp.	15,834	462,353
Kinder Morgan, Inc.	93,214	1,414,056
Marathon Petroleum Corp.	66,292	2,477,995
Occidental Petroleum Corp.	63,984	1,170,907
Phillips 66	25,426	1,828,129
Pioneer Natural Resources Co.	11,504	1,123,941
Valero Energy Corp.	50,851	2,991,056
Williams Cos., Inc. (The)	12,515	238,035
		44,031,843
Personal Products — 0.0%
Coty, Inc., Class A	22,181	99,149
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	39,860	2,343,768
Jazz Pharmaceuticals plc*	4,730	521,908
Mylan NV*	65,716	1,056,713
Perrigo Co. PLC	8,476	468,469
Pfizer, Inc.	496,652	16,240,520
		20,631,378
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	597,644
Nielsen Holdings PLC	25,197	374,427
		972,071
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	17,867	807,946
Jones Lang LaSalle, Inc.	5,491	568,099
		1,376,045
Road & Rail — 1.6%
AMERCO	2,003	605,287
Kansas City Southern	14,222	2,123,202
Norfolk Southern Corp.	26,830	4,710,543
		7,439,032
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	10,368	1,271,532
Intel Corp.	356,813	21,348,122
Lam Research Corp.	1,417	458,343
Marvell Technology Group Ltd.	18,929	663,651
Microchip Technology, Inc.	4,042	425,663
Micron Technology, Inc.*	105,818	5,451,743
ON Semiconductor Corp.*	41,142	815,434
Qorvo, Inc.*	11,125	1,229,646
Skyworks Solutions, Inc.	10,310	1,318,237
		32,982,371
Software — 0.1%
NortonLifeLock, Inc.	3,129	62,048
SS&C Technologies Holdings, Inc.	7,467	421,736
		483,784
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	702,563
Carmax, Inc.*	8,119	727,057
Tiffany & Co.	911	111,087
		1,540,707

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	7,382	$354,705
Ralph Lauren Corp.	4,113	298,275
Tapestry, Inc.	12,722	168,948
		821,928
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	86,037
Trading Companies & Distributors — 0.2%
United Rentals, Inc.*	5,460	813,758
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	27,470	2,861,001
TOTAL COMMON STOCKS
(Identified Cost $399,298,386)		475,103,140

RIGHTS AND WARRANTS — 0.0%
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc.*	27,470	4,615
TOTAL RIGHTS AND WARRANTS
(Identified Cost $10,164)		4,615

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.2%
State Street Institutional U.S.
Government Money Market
Fund 0.116%	1,271,066	1,271,066
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.130%	265,969	265,969
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,537,035)		1,537,035

Total Investments — 100.1%
(Identified Cost $400,845,585)		476,644,790
Liabilities, Less Cash and Other
Assets — (0.1%)		(322,482)
Net Assets — 100.0%		$476,322,308

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $2,316,214.

Portfolio Sectors as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
AAR Corp.	4,633	$95,764
Aerojet Rocketdyne Holdings, Inc.*	16,439	651,642
Aerovironment, Inc.*	3,622	288,420
Astronics Corp.*	4,622	48,808
Astronics Corp. Class B*	693	7,484
Axon Enterprise, Inc.*	9,386	921,048
BWX Technologies, Inc.	4,385	248,367
CPI Aerostructures, Inc.*	1,342	4,415
Cubic Corp.	4,100	196,923
Curtiss-Wright Corp.	2,920	260,698
Ducommun, Inc.*	2,355	82,119
HEXCEL Corp.	6,425	290,539
Innovative Solutions &
Support, Inc.*	3,248	16,240
Kaman Corp.	3,434	142,854
Kratos Defense & Security
Solutions, Inc.*	13,281	207,582
Mercury Systems, Inc.*	8,267	650,282
Moog, Inc., Class A	6,005	318,145
National Presto Industries, Inc.	972	84,943
Park Aerospace Corp.	3,167	35,280
SIFCO Industries, Inc.*	1,187	4,748
Spirit Aerosystems Holdings,
Inc., Class A	6,971	166,886
Textron, Inc.	11,901	391,662
Triumph Group, Inc.	1,303	11,740
Vectrus, Inc.*	2,671	131,226
		5,257,815
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	12,229	272,340
Atlas Air Worldwide Holdings, Inc.*	5,507	236,966
Echo Global Logistics, Inc.*	4,035	87,237
Forward Air Corp.	5,515	274,757
HUB Group, Inc., Class A*	6,511	311,617
Radiant Logistics, Inc.*	9,354	36,761
XPO Logistics, Inc.*@	6,688	516,648
		1,736,326
Airlines — 0.5%
Alaska Air Group, Inc.	8,750	317,275
Allegiant Travel Co.	3,245	354,386
American Airlines Group, Inc.@	18,300	239,181
Hawaiian Holdings, Inc.	9,213	129,351
JetBlue Airways Corp.*	21,174	230,797
Skywest, Inc.	10,165	331,582
Spirit Airlines, Inc.*@	3,315	59,007
		1,661,579
Auto Components — 1.6%
American Axle & Manufacturing
Holdings, Inc.*	22,774	173,082
Autoliv, Inc.	6,220	401,252
BorgWarner, Inc.	14,240	502,672
Cooper Tire & Rubber Co.	9,331	257,629
Cooper-Standard Holdings, Inc.*	3,482	46,137
Dana, Inc.	26,955	328,581
Delphi Technologies PLC*@	2,052	29,159
Dorman Products, Inc.*	5,385	361,172
Fox Factory Holding Corp.*	7,375	609,249
Gentex Corp.	17,424	449,017
Gentherm, Inc.*	6,526	253,861
Goodyear Tire & Rubber Co. (The)	30,115	269,379
Horizon Global Corp.*	3,431	7,548
LCI Industries	4,945	568,576
Lear Corp.	4,555	496,586
Modine Manufacturing Co.*	11,514	63,557
Motorcar Parts of America, Inc.*	2,267	40,058
Standard Motor Products, Inc.	4,549	187,419
Stoneridge, Inc.*	5,532	114,291
Strattec Security Corp.	1,541	24,564
Superior Industries International, Inc.	3,031	5,153
Tenneco, Inc. Class A*@	5,563	42,056
Visteon Corp.*	5,114	350,309
		5,581,307
Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	258,546
Thor Industries, Inc.	875	93,214
Winnebago Industries, Inc.	6,582	438,493
		790,253
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A*	1,852	993,876
Coca-Cola Consolidated, Inc.	1,354	310,323
Craft Brew Alliance, Inc.*	4,918	75,688
MGP Ingredients, Inc.	3,063	112,427
Molson Coors Brewing Co., Class B	9,330	320,579
National Beverage Corp.*@	4,756	290,211
		2,103,104
Biotechnology — 1.9%
Acadia Pharmaceuticals, Inc.*@	8,765	424,840
Achillion Pharmaceuticals, Inc.§*	23,152	10,650
Aduro Biotech, Inc.*	1,186	2,740
Adverum Biotechnologies, Inc.*	8,282	172,928
Agios Pharmaceuticals, Inc.*@	1,978	105,783
Alkermes PLC*	4,984	96,714
Alnylam Pharmaceuticals, Inc.*	403	59,688
Anika Therapeutics, Inc.*	1,795	67,725
Applied Genetic Technologies
Corp.*@	2,241	12,415
Aravive, Inc.*	1,937	22,547
Ardelyx, Inc.*	10,642	73,643
BioSpecifics Technologies Corp.*	1,701	104,237
Bluebird Bio, Inc.*	4,559	278,281
Calithera Biosciences, Inc.*	3,632	19,177
Cellular Biomedicine Group, Inc.*@	2,000	29,940
Chimerix, Inc.*	13,027	40,384
Concert Pharmaceuticals, Inc.*	4,026	40,059
Corvus Pharmaceuticals, Inc.*@	1,065	2,897
Emergent BioSolutions, Inc.*	9,016	712,985
Enanta Pharmaceuticals, Inc.*	3,246	162,982
Exelixis, Inc.*	21,779	517,033
Five Prime Therapeutics, Inc.*	4,603	28,078
Immunomedics, Inc.*	9,602	340,295

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Infinity Pharmaceuticals, Inc.*	17,874	$16,169
Ionis Pharmaceuticals, Inc.*	8,368	493,377
Karyopharm Therapeutics, Inc.*@	2,354	44,585
Kindred Biosciences, Inc.*	3,345	15,019
Ligand Pharmaceuticals, Inc.*@	1,875	209,719
Lineage Cell Therapeutics, Inc.*@	3,419	2,975
MacroGenics, Inc.*	2,337	65,249
Madrigal Pharmaceuticals, Inc.*	101	11,438
MEI Pharma, Inc.*	6,204	25,623
Merrimack Pharmaceuticals, Inc.	4,336	14,439
Minerva Neurosciences, Inc.*@	5,077	18,328
Myriad Genetics, Inc.*	9,211	104,453
Neoleukin Therapeutics, Inc.*@	1,970	32,702
Neurocrine Biosciences, Inc.*	7,422	905,484
OPKO Health, Inc.*@	23,063	78,645
PDL BioPharma, Inc.*	18,262	53,142
Pfenex, Inc.*	2,903	24,240
Retrophin, Inc.*	8,973	183,139
Sage Therapeutics, Inc.*	3,009	125,114
Sarepta Therapeutics, Inc.*	4,098	657,073
Spectrum Pharmaceuticals, Inc.*	4,922	16,636
Syndax Pharmaceuticals, Inc.*	6,974	103,355
United Therapeutics Corp.*	1,004	121,484
Verastem, Inc.*@	9,653	16,603
		6,665,012
Building Products — 2.6%
A.O. Smith Corp.	10,163	478,881
AAON, Inc.	11,897	645,888
Advanced Drainage Systems, Inc.	11,936	589,638
American Woodmark Corp.*	3,248	245,711
Apogee Enterprises, Inc.	5,443	125,407
Armstrong Flooring, Inc.*	5,675	16,968
Armstrong World Industries, Inc.	9,497	740,386
Builders FirstSource, Inc.*	23,094	478,046
Cornerstone Building Brands, Inc.*	3,775	22,876
CSW Industrials, Inc.	1,329	91,847
Fortune Brands Home &
Security, Inc.	9,604	613,984
Gibraltar Industries, Inc.*	4,189	201,114
Griffon Corp.	9,303	172,292
Insteel Industries, Inc.	2,278	43,441
Lennox International, Inc.	1,823	424,741
Masonite International Corp.*	169	13,145
Owens Corning	7,572	422,215
Patrick Industries, Inc.	4,397	269,316
PGT Innovations, Inc.*	10,742	168,435
Quanex Building Products Corp.	3,883	53,896
Simpson Manufacturing Co., Inc.	9,021	761,012
Trex Co., Inc.*	15,148	1,970,300
UFP Industries, Inc.	13,969	691,605
		9,241,144
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,857	213,018
Ares Management Corp., Class A	3,621	143,754
Artisan Partners Asset Management,
Inc., Class A	10,977	356,753
BGC Partners, Inc., Class A	58,742	160,953
Blucora, Inc.*	10,400	118,768
BrightSphere Investment Group PLC	5,801	72,280
Calamos Asset Management,
Inc.§*	5,037	—
Cohen & Steers, Inc.	7,453	507,177
Cowen Group, Inc. Class A	3,899	63,203
Diamond Hill Investment Group, Inc.	739	84,002
Donnelley Financial Solutions, Inc.*	7,095	59,598
Eaton Vance Corp.	6,683	257,964
Evercore, Inc., Class A	9,789	576,768
Federated Investors, Inc.	20,626	488,836
Gain Capital Holdings, Inc.@	9,997	60,182
GAMCO Investors, Inc., Class A	1,700	22,627
Greenhill & Co., Inc.	3,087	30,839
Houlihan Lokey, Inc.	1,002	55,751
Interactive Brokers Group, Inc.,
Class A	11,667	487,331
Invesco Ltd.	27,257	293,285
Janus Henderson Group PLC	16,584	350,917
Lazard Ltd., Class A	7,639	218,705
LPL Financial Holdings, Inc.	6,530	511,952
Manning & Napier, Inc.@	2,524	7,219
Moelis & Co., Class A	3,839	119,623
Morningstar, Inc.	3,198	450,822
Oppenheimer Holdings, Inc., Class A	1,743	37,980
Piper Jaffray Cos.	2,887	170,795
PJT Partners, Inc., Class A	597	30,650
Pzena Investment Management, Inc.,
Class A	4,481	24,377
Raymond James Financial, Inc.	177	12,183
Safeguard Scientifics, Inc.	2,580	18,060
SEI Investments Co.	2,881	158,397
Silvercrest Asset Management Group,
Inc., Class A	759	9,647
Stifel Financial Corp.	12,616	598,377
Stonex Group, Inc.	3,859	212,245
Virtu Financial, Inc., Class A	5,099	120,336
Virtus Investment Partners, Inc.	1,373	159,666
Waddell & Reed Financial, Inc.,
Class A@	3,742	58,038
Westwood Holdings Group, Inc.	1,610	25,358
WisdomTree Investments, Inc.	24,211	84,012
		7,432,448
Chemicals — 2.7%
Advanced Emissions
Solutions, Inc.@	2,266	10,990
AdvanSix, Inc.*	6,440	75,606
AgroFresh Solutions, Inc.*	3,359	10,178
Albemarle Corp.	8,394	648,101
American Vanguard Corp.	6,147	84,583
Ashland Global Holdings, Inc.	3,607	249,244
Axalta Coating Systems Ltd.*	18,164	409,598
Balchem Corp.	7,047	668,478
Cabot Corp.	9,527	352,975

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
CF Industries Holdings, Inc.	10,240	$288,154
Chase Corp.	1,731	177,427
Chemours Co. (The)	10,027	153,914
Core Molding Technologies, Inc.*	1,500	6,180
Eastman Chemical Co.	7,279	506,910
Element Solutions, Inc.*	30,212	327,800
Ferro Corp.*	16,853	201,225
Flotek Industries, Inc.*	6,893	8,272
FutureFuel Corp.	9,573	114,397
GCP Applied Technologies, Inc.*	2,256	41,916
H.B. Fuller Co.	9,613	428,740
Hawkins, Inc.	2,398	102,107
Huntsman Corp.	13,650	245,290
Ingevity Corp.*	948	49,836
Innospec, Inc.	4,736	365,856
Intrepid Potash, Inc.*	15,892	15,733
Koppers Holdings, Inc.*	4,597	86,607
Kraton Corp.*	6,776	117,089
Kronos Worldwide, Inc.	10,857	113,021
Minerals Technologies, Inc.	6,456	302,980
Mosaic Co. (The)	23,505	294,048
NewMarket Corp.	570	228,274
Northern Technologies
International Corp.	1,600	12,768
Olin Corp.	2,299	26,415
PolyOne Corp.	11,830	310,301
Rayonier Advanced Materials, Inc.	12,548	35,260
RPM International, Inc.	6,495	487,515
Scotts Miracle-Gro Co. (The)	3,752	504,531
Sensient Technologies Corp.	8,813	459,686
Stepan Co.	3,991	387,526
Trecora Resources*	5,488	34,410
Tredegar Corp.	5,653	87,056
Trinseo SA	6,991	154,921
Tronox Holdings PLC Class A	12,458	89,947
Valvoline, Inc.	3,829	74,015
W.R. Grace & Co.	4,369	221,989
Westlake Chemical Corp.	4,157	223,023
		9,794,892
Commercial Banks — 7.8%
1st Source Corp.	4,820	171,496
Allegiance Bancshares, Inc.	1,614	40,979
American National Bankshares, Inc.	1,508	37,760
Ameris Bancorp	9,958	234,909
AmeriServ Financial, Inc.	4,400	13,464
Arrow Financial Corp.	3,163	94,036
Associated Banc-Corp.	20,843	285,132
Atlantic Capital Bancshares, Inc.*	2,502	30,424
Atlantic Union Bankshares Corp.	9,916	229,655
Banc of California, Inc.	6,945	75,214
Bancfirst Corp.	6,141	249,140
Bancorp, Inc. (The)*	9,002	88,220
BancorpSouth Bank	13,791	313,607
Bank of Hawaii Corp.	9,012	553,427
Bank of Marin Bancorp	1,580	52,661
Bank OZK	3,630	85,196
BankFinancial Corp.	3,364	28,258
BankUnited, Inc.	3,750	75,937
Bankwell Financial Group, Inc.	326	5,183
Banner Corp.	4,653	176,814
Bar Harbor Bankshares	2,489	55,729
BCB Bancorp, Inc.	878	8,148
Berkshire Hills Bancorp, Inc.	5,886	64,864
BOK Financial Corp.	4,438	250,481
Boston Private Financial
Holdings, Inc.	14,824	101,989
Bridge Bancorp, Inc.	2,156	49,243
Brookline Bancorp, Inc.	12,654	127,552
Bryn Mawr Bank Corp.	2,363	65,361
C&F Financial Corp.	962	31,987
Cadence BanCorp	6,063	53,718
Camden National Corp.	1,756	60,652
Capital City Bank Group, Inc.	1,890	39,595
Cathay General Bancorp	10,686	281,042
Central Pacific Financial Corp.	3,916	62,773
Central Valley Community Bancorp	2,688	41,368
Century Bancorp, Inc., Class A	462	35,907
CIT Group, Inc.	6,260	129,770
Citizens & Northern Corp.	852	17,594
Citizens Community Bancorp, Inc.	400	2,744
Citizens Financial Group, Inc.	1,087	27,436
City Holding Co.	3,198	208,414
Civista Bancshares, Inc.	270	4,158
CNB Financial Corp.	3,264	58,524
Columbia Banking System, Inc.	12,573	356,382
Comerica, Inc.	2,803	106,794
Commerce Bancshares, Inc.	8,130	483,491
Community Bank System, Inc.	8,597	490,201
Community Trust Bancorp, Inc.	2,206	72,269
Connectone Bancorp, Inc.	4,989	80,423
Cullen/Frost Bankers, Inc.	4,337	324,017
Customers Bancorp, Inc.*	5,348	64,283
CVB Financial Corp.	22,499	421,631
Dime Community Bancshares, Inc.	6,456	88,641
Eagle Bancorp, Inc.	6,328	207,242
East West Bancorp, Inc.	11,036	399,945
Enterprise Bancorp, Inc.	331	7,884
Enterprise Financial Services Corp.	3,286	102,260
Equity Bancshares, Inc., Class A*	2,190	38,194
Farmers & Merchants Bancorp, Inc./
Archbold OH@	1,205	25,594
Farmers National Banc Corp.	3,991	47,333
FB Financial Corp.	630	15,605
Financial Institutions, Inc.	1,855	34,522
First Bancorp	25,861	144,563
First Bancorp, Inc.	2,600	56,420
First Bancorp/Southern Pines NC	3,300	82,764
First Busey Corp.	6,992	130,401
First Business Financial
Services, Inc.	551	9,064
First Citizens Bancshares, Inc.,
Class A	551	223,166
First Commonwealth Financial Corp.	16,841	139,443

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Community Bancshares, Inc.	3,404	$76,420
First Financial Bancorp	12,704	176,459
First Financial Bankshares, Inc.	21,891	632,431
First Financial Corp.	1,882	69,333
First Financial Northwest, Inc.	2,239	21,696
First Foundation, Inc.	4,921	80,409
First Hawaiian, Inc.	1,200	20,688
First Horizon National Corp.	19,448	193,702
First Internet Bancorp	1,284	21,340
First Interstate Bancsystem, Inc.,
Class A	6,668	206,441
First Merchants Corp.	6,709	184,967
First Mid Bancshares, Inc.	500	13,115
First Midwest Bancorp, Inc.	13,739	183,416
First of Long Island Corp. (The)	4,434	72,452
Flushing Financial Corp.	4,840	55,757
FNB Corp.	24,564	184,230
Franklin Financial Network, Inc.	2,740	70,555
Fulton Financial Corp.	20,805	219,077
German American Bancorp, Inc.	4,050	125,955
Glacier Bancorp, Inc.	16,259	573,780
Great Southern Bancorp, Inc.	2,813	113,533
Great Western Bancorp, Inc.	1,271	17,489
Hancock Whiteny Corp.	7,368	156,202
Hanmi Financial Corp.	3,586	34,820
Harborone Bancorp, Inc.*	7,533	64,332
Heartland Financial USA, Inc.	5,400	180,576
Heritage Commerce Corp.	9,426	70,742
Heritage Financial Corp.	5,733	114,660
Hilltop Holdings, Inc.	25,969	479,128
Home Bancshares, Inc.	14,737	226,655
HomeTrust Bancshares, Inc.	2,644	42,304
Hope Bancorp, Inc.	21,412	197,419
Horizon Bancorp, Inc.	5,096	54,476
Howard Bancorp, Inc.*	499	5,299
Huntington Bancshares, Inc.	54,252	490,167
Iberiabank Corp.	4,398	200,285
Independent Bank Corp.	5,646	378,790
Independent Bank Group, Inc.	2,477	100,368
International Bancshares Corp.	8,343	267,143
Investors Bancorp, Inc.	2,762	23,477
Lakeland Bancorp, Inc.	6,732	76,947
Lakeland Financial Corp.	5,055	235,512
Live Oak Bancshares, Inc.	500	7,255
Macatawa Bank Corp.	6,741	52,715
Mercantile Bank Corp.	3,005	67,913
Midland States Bancorp, Inc.	1,086	16,236
MidWestOne Financial Group, Inc.	613	12,260
National Bank Holdings Corp.,
Class A	3,824	103,248
NBT Bancorp, Inc.	7,712	237,221
Nicolet Bankshares, Inc.*	1,020	55,896
Northeast Bank*	2,190	38,434
Northrim Bancorp, Inc.	1,380	34,693
OceanFirst Financial Corp.	7,799	137,496
OFG Bancorp	8,569	114,568
Old National Bancorp	21,721	298,881
Old Second Bancorp, Inc.	2,244	17,458
Pacific Mercantile Bancorp*	2,500	9,150
Pacific Premier Bancorp, Inc.	10,374	224,908
PacWest Bancorp	6,913	136,255
Park National Corp.	2,148	151,176
Peapack Gladstone Financial Corp.	3,530	66,117
Penns Woods Bancorp, Inc.	1,738	39,470
People’s United Financial, Inc.	41,235	477,089
People’s Utah Bancorp	3,598	80,847
Peoples Bancorp, Inc.	3,095	65,862
Pinnacle Financial Partners, Inc.	3,114	130,757
Popular, Inc.	10,180	378,391
Preferred Bank	2,886	123,665
Premier Financial Bancorp, Inc.	1,726	22,127
Prosperity Bancshares, Inc.	9,198	546,177
QCR Holdings, Inc.	1,914	59,679
Renasant Corp.	6,735	167,701
Republic Bancorp, Inc., Class A	2,887	94,434
Republic First Bancorp, Inc.*	3,546	8,652
S&T Bancorp, Inc.	6,188	145,109
Sandy Spring Bancorp, Inc.	5,644	139,858
Seacoast Banking Corp. of Florida*	5,668	115,627
Select Bancorp, Inc.*	200	1,628
ServisFirst Bancshares, Inc.	6,378	228,077
Sierra Bancorp	2,800	52,864
Signature Bank	4,291	458,794
Simmons First National Corp., Class A	13,092	224,004
South State Corp.	10,037	478,363
Southern First Bancshares, Inc.*	1,759	48,742
Southern National Bancorp of
Virginia, Inc.	3,875	37,549
Southside Bancshares, Inc.	4,400	121,968
Sterling Bancorp	34,367	402,781
Stock Yards Bancorp, Inc.	4,336	174,307
Summit Financial Group, Inc.	392	6,460
SVB Financial Group*	1,032	222,427
Synovus Financial Corp.	10,832	222,381
TCF Financial Corp.	32,127	945,176
Texas Capital Bancshares, Inc.*	3,548	109,527
Tompkins Financial Corp.	2,420	156,743
TowneBank	6,582	124,005
Trico Bancshares	3,645	110,990
TriState Capital Holdings, Inc.*	3,611	56,729
Triumph Bancorp, Inc.*	2,765	67,107
Trustmark Corp.	8,464	207,537
UMB Financial Corp.	8,323	429,051
Umpqua Holdings Corp.	9,156	97,420
United Bankshares, Inc.	16,053	444,026
United Community Banks, Inc.	10,212	205,465
Univest Financial Corp	3,363	54,279
Valley National Bancorp	66,763	522,087
Veritex Holdings, Inc.	3,570	63,189
Washington Trust Bancorp, Inc.	3,000	98,250
Webster Financial Corp.	3,323	95,071
WesBanco, Inc.	8,812	178,972
West Bancorp, Inc.	3,998	69,925

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Westamerica Bancorp	5,029	$288,765
Western Alliance Bancorp	5,446	206,240
Wintrust Financial Corp.	5,592	243,923
Zions Bancorp NA	11,502	391,068
		27,708,855
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	12,972	470,884
ACCO Brands Corp.	19,452	138,109
ARC Document Solutions, Inc.	5,486	5,486
Brady Corp., Class A	9,427	441,372
Brink’s Co. (The)	7,356	334,772
Casella Waste Systems, Inc.,
Class A*	9,857	513,747
Ceco Environmental Corp.*	4,211	27,750
Cimpress PLC*	5,704	435,443
Clean Harbors, Inc.*	12,448	746,631
Covanta Holding Corp.	25,646	245,945
Deluxe Corp.	7,326	172,454
Ennis, Inc.	5,800	105,212
Harsco Corp.*	14,561	196,719
Healthcare Services Group, Inc.	7,841	191,791
Heritage-Crystal Clean, Inc.*	3,229	56,378
Herman Miller, Inc.	12,375	292,174
HNI Corp.	7,981	243,979
Iaa, Inc.*	8,384	323,371
Interface, Inc.	12,507	101,807
KAR Auction Services, Inc.@	5,924	81,514
Kimball International, Inc., Class B	7,180	83,001
Knoll, Inc.	10,471	127,641
Matthews International Corp.,
Class A	5,546	105,929
Mcgrath Rentcorp	4,689	253,253
Mobile Mini, Inc.	8,863	261,459
MSA Safety, Inc.	8,699	995,514
NL Industries, Inc.	7,891	26,908
Pico Holdings, Inc.*	2,830	23,857
Pitney Bowes, Inc.	4,177	10,860
Quad/Graphics, Inc.	4,591	14,921
SP Plus Corp.*	4,136	85,657
Steelcase, Inc., Class A	16,551	199,605
Stericycle, Inc.*	5,435	304,251
Team, Inc.*	5,503	30,652
Tetra Tech, Inc.	11,791	932,904
UniFirst Corp.	3,000	536,850
US Ecology, Inc.	4,572	154,899
Viad Corp.	2,833	53,884
Virco Manufacturing Corp.*	2,494	6,534
VSE Corp.	2,564	80,484
		9,414,601
Communications Equipment — 1.4%
Acacia Communications, Inc.*	545	36,619
ADTRAN, Inc.	9,651	105,485
Applied Optoelectronics, Inc.*	4,381	47,621
Bk Technologies Corp.	2,000	6,780
CalAmp Corp.*	5,414	43,366
Ciena Corp.*	27,004	1,462,537
Clearfield, Inc.*	3,231	45,105
CommScope Holding Co., Inc.*	3,352	27,922
Communications Systems, Inc.	1,418	7,189
Comtech Telecommunications Corp.	3,207	54,166
Digi International, Inc.*	3,397	39,575
EMCORE Corp.*	4,428	14,081
F5 Networks, Inc.*	3,585	500,036
Harmonic, Inc.*	10,330	49,067
Infinera Corp.*@	22,351	132,318
InterDigital, Inc.	4,762	269,672
Juniper Networks, Inc.	20,091	459,280
KVH Industries, Inc.*	5,534	49,419
Lantronix, Inc.*	1,100	4,081
Lumentum Holdings, Inc.*	5,615	457,229
NETGEAR, Inc.*	4,009	103,793
NetScout Systems, Inc.*	10,959	280,112
Network-1 Technologies, Inc.	1,343	2,908
Optical Cable Corp.*	374	935
PC-Tel, Inc.	4,100	27,388
Plantronics, Inc.@	745	10,937
Ribbon Communications, Inc.*	13,960	54,863
Tessco Technologies, Inc.	1,000	5,500
Viasat, Inc.*	4,646	178,267
Viavi Solutions, Inc.*	33,947	432,485
		4,908,736
Computers & Peripherals — 0.2%
AstroNova, Inc.	1,572	12,513
Avid Technology, Inc.*	11,059	80,399
Intevac, Inc.*	4,883	26,661
Pure Storage, Inc., Class A*	8,857	153,492
Super Micro Computer, Inc.*	1,663	47,213
Transact Technologies, Inc.	1,515	6,939
Xerox Holdings Corp.*	28,195	431,101
		758,318
Construction & Engineering — 1.2%
AECOM*	10,667	400,866
Aegion Corp.*	6,020	95,537
Ameresco, Inc., Class A*	6,298	174,958
Arcosa, Inc.	1,853	78,197
Argan, Inc.	1,886	89,359
Comfort Systems USA, Inc.	6,794	276,856
Dycom Industries, Inc.*	6,260	255,971
EMCOR Group, Inc.	9,013	596,120
Fluor Corp.	6,585	79,547
Goldfield Corp. (The)*	11,707	43,433
Granite Construction, Inc.@	8,365	160,106
Great Lakes Dredge & Dock Corp.*	14,501	134,279
IES Holdings, Inc.*	4,932	114,274
MasTec, Inc.*	7,480	335,628
MYR Group, Inc.*	3,408	108,749
Northwest Pipe Co.*	1,211	30,360
NV5 Global, Inc.*	2,453	124,686
Orion Marine Group, Inc.*	3,431	10,773
Primoris Services Corp.	10,526	186,942

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Quanta Services, Inc.	9,091	$356,640
Sterling Construction Co., Inc.*	5,413	56,674
Tutor Perini Corp.*@	7,646	93,128
Valmont Industries, Inc.	4,290	487,430
		4,290,513
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	101,047
Forterra, Inc.*	1,512	16,874
Summit Materials, Inc., Class A*	5,300	85,224
United States Lime & Minerals, Inc.	1,398	118,047
US Concrete, Inc.*	3,055	75,764
		396,956
Consumer Finance — 1.2%
Ally Financial, Inc.	18,068	358,289
Atlanticus Holdings Corp.*	5,476	56,622
Consumer Portfolio Services, Inc.*	7,272	20,580
Credit Acceptance Corp.*@	760	318,448
Encore Capital Group, Inc.*	6,224	212,736
Enova International, Inc.*	6,159	91,584
Ezcorp, Inc., Class A*	7,567	47,672
FirstCash, Inc.	9,294	627,159
Green Dot Corp., Class A*	9,784	480,199
LendingClub Corp.*	8,351	37,997
LendingTree, Inc.*@	2,115	612,356
Navient Corp.	25,118	176,580
Nelnet, Inc., Class A	3,676	175,492
OneMain Holdings, Inc.	8,524	209,179
PRA Group, Inc.*	6,137	237,256
Regional Management Corp.*	2,592	45,904
Santander Consumer USA
Holdings, Inc.	16,393	301,795
SLM Corp.	14,278	100,374
World Acceptance Corp.*@	1,107	72,531
		4,182,753
Containers & Packaging — 1.0%
AptarGroup, Inc.	4,532	507,493
Avery Dennison Corp.	126	14,375
Berry Plastics Group, Inc.*	10,559	467,975
Crown Holdings, Inc.*	5,848	380,880
Graphic Packaging Holding Co.	8,918	124,763
Greif, Inc., Class B	1,193	49,903
Greif, Inc., Class A	5,187	178,485
Myers Industries, Inc.	6,712	97,659
Packaging Corp. of America	1,500	149,700
Sealed Air Corp.	12,255	402,577
Silgan Holdings, Inc.	16,218	525,301
Sonoco Products Co.	7,641	399,548
UFP Technologies, Inc.*	913	40,227
WestRock Co.	10,288	290,739
		3,629,625
Distributors — 0.4%
Core-Mark Holding Co., Inc.	8,353	208,449
LKQ Corp.*	16,731	438,352
Pool Corp.	3,189	866,993
Weyco Group, Inc.	1,489	32,148
		1,545,942
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.*	8,240	256,676
American Public Education, Inc.*	2,524	74,710
Bright Horizons Family
Solutions, Inc.*	3,373	395,316
Carriage Services, Inc.	3,469	62,858
Chegg, Inc.*	6,405	430,800
Collectors Universe, Inc.	1,790	61,361
Frontdoor, Inc.*	2,710	120,134
Graham Holdings Co., Class B	523	179,217
Grand Canyon Education, Inc.*	8,480	767,694
H&R Block, Inc.@	13,196	188,439
Houghton Mifflin Harcourt Co.*	14,959	27,076
K12, Inc.*	8,196	223,259
Laureate Education, Inc. Class A*	2,699	26,896
Perdoceo Education Corp.*	12,403	197,580
Regis Corp.*	5,410	44,254
Service Corp. International	12,310	478,736
ServiceMaster Global Holdings, Inc.*	10,611	378,707
Strategic Education, Inc.	3,002	461,257
Universal Technical Institute, Inc.*	5,900	41,005
WW International, Inc.*	6,398	162,381
Zovio, Inc.*	3,315	10,144
		4,588,500
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.*	1,856	35,357
Cannae Holdings, Inc.*	4,237	174,141
CCUR Holdings, Inc.	1,362	4,358
Equitable Holdings, Inc.	23,205	447,624
Jefferies Financial Group, Inc.	24,499	380,959
Marlin Business Services Corp.	3,196	27,038
On Deck Capital, Inc.*	14,292	10,269
Voya Financial, Inc.	11,507	536,802
		1,616,548
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems
Group, Inc.	2,448	6,830
ATN International, Inc.	2,516	152,394
Cincinnati Bell, Inc.*	6,675	99,124
Cogent Communications
Holdings, Inc.	11,353	878,268
Consolidated Communications
Holdings, Inc.*	8,637	58,472
GCI Liberty, Inc., Class A*	8,984	638,942
IDT Corp., Class B*	6,820	44,534
Orbcomm, Inc.*	11,555	44,487
Vonage Holdings Corp.*	29,244	294,195
		2,217,246
Electric Utilities — 1.2%
Allete, Inc.	7,294	398,325
El Paso Electric Co.	9,131	611,777
Genie Energy Ltd., Class B	4,900	36,064

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Hawaiian Electric Industries, Inc.	8,115	$292,627
IDACORP, Inc.	3,214	280,807
MGE Energy, Inc.	7,061	455,505
NRG Energy, Inc.	14,764	480,716
OGE Energy Corp.	10,491	318,507
Otter Tail Corp.	7,365	285,689
Pinnacle West Capital Corp.	5,390	395,033
PNM Resources, Inc.	16,209	623,074
Portland General Electric Co.	6,399	267,542
Spark Energy, Inc., Class A@	2,000	14,140
		4,459,806
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,065	197,703
Allied Motion Technologies, Inc.	2,312	81,614
Atkore International Group, Inc.*	9,186	251,237
AZZ, Inc.	5,198	178,395
Encore Wire Corp.	2,652	129,471
EnerSys	8,454	544,269
Espey Manufacturing &
Electronics Corp.	565	9,786
Generac Holdings, Inc.*	14,198	1,731,162
Hubbell, Inc.	4,209	527,640
LSI Industries, Inc.	3,137	20,296
nVent Electric PLC	1,295	24,255
Powell Industries, Inc.	1,380	37,798
Preformed Line Products Co.	1,398	69,914
Regal Beloit Corp.	6,159	537,804
Sensata Technologies Holding PLC*	11,437	425,799
Sunrun, Inc.*	8,165	161,014
Thermon Group Holdings, Inc.*	4,877	71,058
TPI Composites, Inc.*	564	13,181
Ultralife Corp.*	3,600	25,236
Vicor Corp.*	5,666	407,669
		5,445,301
Electronic Equipment, Instruments & Components — 3.0%
Arlo Technologies, Inc.*	16,012	41,311
Arrow Electronics, Inc.*	10,507	721,726
Avnet, Inc.	13,159	366,939
Badger Meter, Inc.	5,392	339,265
Bel Fuse, Inc., Class B	3,168	33,993
Belden, Inc.	8,204	267,040
Benchmark Electronics, Inc.	4,604	99,446
Cognex Corp.	10,272	613,444
Coherent, Inc.*	520	68,110
CTS Corp.	5,957	119,378
Daktronics, Inc.	9,785	42,565
Data I/O Corp.*	4,458	15,023
Dolby Laboratories, Inc., Class A	974	64,157
ePlus, Inc.*	2,400	169,632
Fabrinet*	6,393	399,051
FARO Technologies, Inc.*	2,603	139,521
Flex Ltd.*	26,859	275,305
FLIR Systems, Inc.	6,022	244,313
Frequency Electronics, Inc.*	1,400	12,264
IEC Electronics Corp.*	800	7,704
Insight Enterprises, Inc.*	6,742	331,706
IPG Photonics Corp.*	2,033	326,073
Itron, Inc.*	8,406	556,897
Jabil, Inc.	4,847	155,492
Key Tronic Corp.*	1,700	8,925
Kimball Electronics, Inc.*	5,879	79,602
Knowles Corp.*	11,920	181,899
Littelfuse, Inc.	4,934	841,888
Methode Electronics, Inc.	7,349	229,730
MTS Systems Corp.	3,800	66,842
NAPCO Security Technologies, Inc.*	3,832	89,630
National Instruments Corp.	8,623	333,796
Novanta, Inc.*	4,922	525,522
OSI Systems, Inc.*	3,527	263,255
PAR Technology Corp.*	2,088	62,494
PC Connection, Inc.	5,173	239,820
Perceptron, Inc.*	1,100	3,641
Plexus Corp.*	5,438	383,705
Richardson Electronics Ltd.	2,700	10,908
Rogers Corp.*	2,366	294,804
Sanmina Corp.*	12,996	325,420
Scansource, Inc.*	3,425	82,508
SYNNEX Corp.	3,640	435,963
Trimble, Inc.*	1,137	49,107
TTM Technologies, Inc.*	16,102	190,970
Vishay Intertechnology, Inc.	32,577	497,451
Vishay Precision Group, Inc.*	1,694	41,639
Wayside Technology Group, Inc.	315	8,095
		10,657,969
Energy Equipment & Services — 0.4%
Archrock, Inc.	21,713	140,917
Bristow Group, Inc.*	1,138	15,852
Core Laboratories NV	2,189	44,480
Dawson Geophysical Co.*	2,775	3,996
DMC Global, Inc.	2,998	82,745
Dril-Quip, Inc.*	4,621	137,660
Exterran Corp.*	8,570	46,192
Frank’s International NV*	12,111	27,007
Geospace Technologies Corp.*	1,646	12,378
Gulf Island Fabrication, Inc.*	1,823	5,597
Helix Energy Solutions Group, Inc.*	17,953	62,297
Helmerich & Payne, Inc.	7,229	141,038
ION Geophysical Corp.*@	1,706	3,992
KLX Energy Services Holdings, Inc.*	3,833	8,241
Matrix Service Co.*	4,086	39,716
Mitcham Industries, Inc.*	2,601	4,162
Nabors Industries Ltd.@	1,017	37,649
National Oilwell Varco, Inc.	23,817	291,758
Natural Gas Services Group, Inc.*	3,685	23,105
Newpark Resources, Inc.*	20,693	46,145
Oceaneering International, Inc.*	11,720	74,891
Oil States International, Inc.*	7,268	34,523
Patterson-UTI Energy, Inc.	599	2,079
SEACOR Holdings, Inc.*	2,643	74,850
SEACOR Marine Holdings, Inc.*	5,046	12,867
TechnipFMC PLC	5,694	38,947
Transocean Ltd.*@	46,000	84,180
The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
U.S. Silica Holdings, Inc.@	13,442	$48,526
Valaris PLC*@	26,586	17,331
		1,563,121
Entertainment — 0.7%
AMC Entertainment Holdings, Inc.,
Class A@	6,707	28,773
Ballantyne Strong, Inc.*	3,464	5,681
Cinemark Holdings, Inc.	1,868	21,575
Gaia, Inc.*	1,407	11,791
Glu Mobile, Inc.*	14,543	134,814
IMAX Corp.*	4,817	53,998
Liberty Media Corp-Liberty Formula
One, Class A*	1,700	49,606
Liberty Media Corp-Liberty Formula
One, Class C*	10,084	319,764
Lions Gate Entertainment Corp.,
Class A*	4,059	30,077
Lions Gate Entertainment Corp.,
Class B*	5,120	34,969
Live Nation Entertainment, Inc.*	5,609	248,647
Madison Square Garden
Entertainment Corp.*	631	47,325
Marcus Corp. (The)	4,500	59,715
Reading International, Inc., Class A*	4,951	21,042
World Wrestling Entertainment, Inc.,
Class A@	2,212	96,111
Zynga, Inc., Class A*	155,342	1,481,963
		2,645,851
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	5,758	79,230
BJ’s Wholesale Club Holdings, Inc.*	621	23,145
Casey’s General Stores, Inc.	2,566	383,668
Chefs’ Warehouse Inc. (The)*	6,038	81,996
Ingles Markets, Inc., Class A	2,846	122,577
Natural Grocers by Vitamin
Cottage, Inc.	2,710	40,325
Performance Food Group Co.*	6,339	184,719
PriceSmart, Inc.	5,580	336,642
SpartanNash Co.	7,457	158,461
Sprouts Farmers Market, Inc.*	8,100	207,279
United Natural Foods, Inc.*	8,554	155,768
US Foods Holding Corp.*	9,874	194,715
Village Super Market, Inc., Class A	1,435	39,778
Weis Markets, Inc.	5,014	251,302
		2,259,605
Food Products — 2.0%
B&G Foods, Inc.@	20,958	510,956
Beyond Meat, Inc.*	2,085	279,348
Bunge Ltd.	9,297	382,386
Cal-Maine Foods, Inc.*	6,372	283,427
Calavo Growers, Inc.	3,350	210,749
Coffee Holding Co., Inc.*	600	1,788
Darling Ingredients, Inc.*	37,935	933,960
Dean Foods Co.*	11,073	884
Farmer Bros. Co.*	3,098	22,739
Flowers Foods, Inc.	12,107	270,713
Fresh Del Monte Produce, Inc.	8,268	203,558
Hostess Brands, Inc.*	4,664	56,994
Ingredion, Inc.	4,253	352,999
J&J Snack Foods Corp.	4,245	539,667
John B. Sanfilippo & Son, Inc.	1,857	158,458
Lamb Weston Holdings, Inc.	8,392	536,501
Lancaster Colony Corp.	5,159	799,593
Landec Corp.*	3,872	30,821
Lifeway Foods, Inc.*	3,800	8,740
Limoneira Co.	2,072	30,023
Pilgrim’s Pride Corp.*	5,624	94,989
Post Holdings, Inc.*	5,411	474,112
Rocky Mountain Chocolate
Factory, Inc.	1,260	5,355
Sanderson Farms, Inc.	3,884	450,117
Seaboard Corp.	20	58,676
Seneca Foods Corp., Class A*	1,383	46,759
Tootsie Roll Industries, Inc.@	7,430	254,626
TreeHouse Foods, Inc.*	225	9,855
		7,008,793
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	2,874	241,416
National Fuel Gas Co.	4,531	189,985
New Jersey Resources Corp.	16,755	547,051
Northwest Natural Holding Co.	5,404	301,489
ONE Gas, Inc.	9,334	719,184
RGC Resources, Inc.	600	14,502
South Jersey Industries, Inc.	14,522	362,905
Southwest Gas Corp.	4,554	314,454
Spire, Inc.	8,368	549,861
UGI Corp.	10,146	322,643
		3,563,490
Health Care Equipment & Supplies — 3.5%
ABIOMED, Inc.*	2,553	616,703
Accuray, Inc.*	14,711	29,863
Angiodynamics, Inc.*	4,628	47,067
Apollo Endosurgery, Inc.*	1,905	3,086
Atrion Corp.	322	205,117
Avanos Medical, Inc.*	6,331	186,068
Cantel Medical Corp.	5,856	259,011
CONMED Corp.	3,910	281,481
CryoLife, Inc.*	5,697	109,211
Cutera, Inc.*	1,969	23,963
Dentsply Sirona, Inc.	563	24,806
Electromed, Inc.*	2,929	45,077
Fonar Corp.*	1,982	42,355
Globus Medical, Inc., Class A*	12,552	598,856
Haemonetics Corp.*	12,126	1,086,005
Heska Corp.*@	909	84,692
Hill-Rom Holdings, Inc.	5,319	583,920
ICU Medical, Inc.*	3,065	564,910
Inogen, Inc.*	2,668	94,767
Integer Holdings Corp.*	5,594	408,642
Integra LifeSciences Holdings Corp.*	13,029	612,233

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
IntriCon Corp.*	1,000	$13,520
Invacare Corp.@	4,558	29,034
Iridex Corp.*	671	1,423
Lantheus Holdings, Inc.*	8,245	117,904
LeMaitre Vascular, Inc.	3,866	102,062
LivaNova PLC*	5,780	278,191
Masimo Corp.*	4,143	944,563
Meridian Bioscience, Inc.*	10,411	242,472
Merit Medical Systems, Inc.*	9,348	426,736
Mesa Laboratories, Inc.	550	119,240
Misonix, Inc.*	2,200	29,854
Natus Medical, Inc.*	4,076	88,938
Neogen Corp.*	7,090	550,184
Novocure Ltd.*	7,372	437,160
NuVasive, Inc.*	9,715	540,737
OraSure Technologies, Inc.*	9,521	110,729
Orthofix Medical, Inc.*	2,339	74,848
Penumbra, Inc.*@	2,535	453,309
Quidel Corp.*	7,203	1,611,599
RTI Surgical Holdings Inc*	15,534	49,398
SeaSpine Holdings Corp.*	2,964	31,033
SurModics, Inc.*	1,788	77,313
Tandem Diabetes Care, Inc.*	1,536	151,941
Utah Medical Products, Inc.	630	55,831
Varex Imaging Corp.*	2,200	33,330
		12,479,182
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.*	4,406	110,679
Addus HomeCare Corp.*	1,863	172,439
Amedisys, Inc.*	7,540	1,496,992
American Renal Associates
Holdings, Inc.*	3,424	22,324
AMN Healthcare Services, Inc.*	11,455	518,224
BioTelemetry, Inc.*	6,594	297,983
Brookdale Senior Living, Inc.*	15,683	46,265
Chemed Corp.	3,195	1,441,169
Corvel Corp.*	3,554	251,943
Cross Country Healthcare, Inc.*	7,903	48,682
CynergisTek, Inc.*	2,905	4,241
DaVita, Inc.*	10,027	793,537
Digirad Corp.*	210	588
Encompass Health Corp.	7,365	456,114
Ensign Group, Inc. (The)	10,536	440,932
Enzo Biochem, Inc.*	9,744	21,827
Guardant Health, Inc.*	5,181	420,335
Henry Schein, Inc.*	8,786	513,015
LHC Group, Inc.*	6,525	1,137,438
Magellan Health, Inc.*	2,949	215,218
MEDNAX, Inc.*	2,085	35,653
Molina Healthcare, Inc.*	3,919	697,504
National Healthcare Corp.	3,000	190,320
National Research Corp.	4,540	264,273
Option Care Health, Inc.*	2,335	32,410
Owens & Minor, Inc.	7,490	57,074
Patterson Cos., Inc.@	6,194	136,268
Pennant Group Inc. (The)*	6,498	146,855
Premier, Inc., Class A*	1,300	44,564
Providence Service Corp. (The)*	1,567	123,652
Psychemedics Corp.	2,439	13,414
RadNet, Inc.*	9,462	150,162
Select Medical Holdings Corp.*	24,628	362,770
Surgery Partners, Inc.*	1,077	12,461
Tenet Healthcare Corp.*	16,691	302,274
Triple-S Management Corp.,
Class B*	3,473	66,056
U.S. Physical Therapy, Inc.	2,557	207,168
Universal Health Services, Inc.,
Class B	3,831	355,862
		11,608,685
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	28,891	195,592
Computer Programs & Systems, Inc.	1,956	44,577
Evolent Health, Inc., Class A*	3,026	21,545
HealthStream, Inc.*	5,702	126,185
HMS Holdings Corp.*	14,126	457,541
NextGen Healthcare, Inc.*	12,327	135,351
Omnicell, Inc.*	6,877	485,654
Simulations Plus, Inc.	3,432	205,302
Teladoc Health, Inc.*	4,229	807,063
		2,478,810
Hotels, Restaurants & Leisure — 3.4%
Aramark	12,082	272,691
BBQ Holdings, Inc.*	2,602	8,522
BBX Capital Corp.	2,088	5,304
Biglari Holdings, Inc., Class A*	7	2,345
Biglari Holdings, Inc., Class B*	74	5,105
BJ’s Restaurants, Inc.	3,923	82,148
Bloomin’ Brands, Inc.	17,597	187,584
Brinker International, Inc.	7,784	186,816
Caesars Entertainment Corp.*@	41,187	499,598
Carrols Restaurant Group, Inc.*	8,916	43,153
Cheesecake Factory, Inc. (The)@	8,694	199,266
Choice Hotels International, Inc.	10,908	860,641
Churchill Downs, Inc.	4,317	574,809
Chuy’s Holdings, Inc.*	2,478	36,873
Cracker Barrel Old Country
Store, Inc.	3,034	336,501
Darden Restaurants, Inc.	6,572	497,960
Dave & Buster’s
Entertainment, Inc.@	6,312	84,139
Del Taco Restaurants, Inc.*	8,344	49,480
Denny’s Corp.*	12,224	123,462
DineEquity, Inc.@	1,127	47,447
Dover Motorsports, Inc.	4,000	6,200
Dunkin’ Brands Group, Inc.	5,619	366,527
El Pollo Loco Holdings, Inc.*	4,284	63,232
Eldorado Resorts, Inc.*@	7,498	300,370
Everi Holdings, Inc.*	4,400	22,704
Extended Stay America, Inc.	8,000	89,520
Fiesta Restaurant Group, Inc.*	6,458	41,202
Hilton Grand Vacations, Inc.*	559	10,928

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
International Game
Technology PLC@	969	$8,624
Jack in the Box, Inc.	4,634	343,333
Lindblad Expeditions Holdings, Inc.*	9,143	70,584
Marriott Vacations Worldwide Corp.	6,938	570,373
Monarch Casino & Resort, Inc.*	1,490	50,779
Nathan’s Famous, Inc.	1,394	78,399
Norwegian Cruise Line
Holdings Ltd.*	8,584	141,035
Papa John’s International, Inc.	10,862	862,551
Penn National Gaming, Inc.*@	11,868	362,449
Planet Fitness, Inc. Class A*	14,937	904,734
Playa Hotels & Resorts NV*	1,000	3,620
Potbelly Corp.*	6,131	13,979
RCI Hospitality Holdings, Inc.	2,209	30,617
Red Lion Hotels Corp.*	7,375	17,184
Red Robin Gourmet Burgers, Inc.*	2,379	24,266
Ruth’s Hospitality Group, Inc.	5,962	48,650
Scientific Games Corp., Class A*	900	13,914
SeaWorld Entertainment, Inc.*@	3,757	55,641
Shake Shack, Inc., Class A*@	2,567	136,000
Six Flags Entertainment Corp.	3,778	72,575
Texas Roadhouse, Inc.	15,862	833,865
Vail Resorts, Inc.	2,288	416,759
Wendy’s Co. (The)	45,056	981,320
Wingstop, Inc.	2,302	319,909
Wyndham Destinations, Inc.	3,425	96,516
Wyndham Hotels & Resorts, Inc.	6,210	264,670
Wynn Resorts Ltd.	6,427	478,747
		12,205,620
Household Durables — 2.6%
Bassett Furniture Industries, Inc.	2,600	19,110
Beazer Homes USA, Inc.*	1,643	16,545
Cavco Industries, Inc.*	1,208	232,963
Century Communities, Inc.*	4,472	137,111
Ethan Allen Interiors, Inc.	3,799	44,942
Flexsteel Industries, Inc.	1,493	18,857
Green Brick Partners, Inc.*	4,024	47,684
Hamilton Beach Brands Holding Co.,
Class A	2,000	23,800
Helen of Troy Ltd.*	5,601	1,056,125
Hooker Furniture Corp.	2,500	48,625
Installed Building Products, Inc.*	6,010	413,368
iRobot Corp.*	5,565	466,903
KB Home	16,865	517,418
La-Z-Boy, Inc.	8,399	227,277
Leggett & Platt, Inc.	9,073	318,916
Lifetime Brands, Inc.	3,200	21,504
M.D.C. Holdings, Inc.	12,404	442,823
M/I Homes, Inc.*	5,641	194,276
Meritage Homes Corp.*	10,314	785,102
Mohawk Industries, Inc.*	3,151	320,646
New Home Co., Inc. (The)*	3,433	11,535
Newell Brands, Inc.	30,430	483,228
Orleans Homebuilders, Inc.@*§	4,953	—
PulteGroup, Inc.	15,583	530,289
Skyline Champion Corp.*	2,906	70,732
Taylor Morrison Home Corp.,
Class A*	13,906	268,247
Tempur Sealy International, Inc.*	6,494	467,243
Toll Brothers, Inc.	18,692	609,172
TopBuild Corp.*	4,720	536,994
TRI Pointe Group, Inc.*	17,727	260,410
Universal Electronics, Inc.*	2,258	105,720
VOXX International Corp.*	3,284	18,982
Whirlpool Corp.	3,187	412,812
ZAGG, Inc.*	6,699	21,035
		9,150,394
Household Products — 0.3%
Central Garden & Pet Co.*	1,647	59,276
Central Garden & Pet Co., Class A*	6,261	211,559
Spectrum Brands Holdings, Inc.	4,389	201,455
WD-40 Co.	2,614	518,356
		990,646
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)	22,867	331,343
Atlantica Yield plc	1,800	52,380
Clearway Energy, Inc., Class A	6,260	131,272
Clearway Energy, Inc., Class C	11,658	268,833
Ormat Technologies, Inc.	8,775	557,125
TerraForm Power, Inc., Class A	2,936	54,140
Vistra Energy Corp.	13,094	243,810
		1,638,903
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	3,012	360,446
Raven Industries, Inc.	6,554	140,977
		501,423
Insurance — 4.1%
Alleghany Corp.	674	329,680
Ambac Financial Group, Inc.*	6,709	96,073
American Equity Investment Life
Holding Co.	11,817	291,998
American Financial Group, Inc.	4,116	261,201
American National Insurance Co.	1,527	110,051
AMERISAFE, Inc.	3,769	230,512
Argo Group International
Holdings Ltd.	4,369	152,172
Assurant, Inc.	4,647	479,989
Assured Guaranty Ltd.	5,276	128,787
Athene Holding Ltd., Class A*	10,158	316,828
Axis Capital Holdings Ltd.	4,913	199,271
Brighthouse Financial, Inc.*	5,795	161,217
Citizens, Inc.*@	10,192	61,050
CNO Financial Group, Inc.	45,733	712,063
Crawford & Co., Class B	4,945	34,763
Crawford & Co., Class A	8,228	64,919
Donegal Group, Inc., Class A	4,430	62,995
eHealth, Inc.*	4,939	485,207
Employers Holdings, Inc.	4,881	147,162

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Enstar Group Ltd.*	1,353	$206,698
Erie Indemnity Co., Class A	1,297	248,894
Everest Re Group Ltd.	1,666	343,529
FBL Financial Group, Inc., Class A	3,610	129,563
FedNat Holding Co.	3,068	33,963
Fidelity National Financial, Inc.	14,619	448,219
First American Financial Corp.	8,052	386,657
Genworth Financial, Inc., Class A*	14,918	34,461
Global Indemnity Ltd.	2,287	54,751
Globe Life, Inc.	5,598	415,540
Greenlight Capital Re Ltd.,
Class A*@	5,944	38,755
Hallmark Financial Services, Inc.*	4,500	15,705
Hanover Insurance Group, Inc. (The)	2,430	246,232
HCI Group, Inc.	1,239	57,217
Heritage Insurance Holdings, Inc.	3,869	50,645
Horace Mann Educators Corp.	7,120	261,518
Independence Holding Co.	2,460	75,251
Investors Title Co.	393	47,679
James River Group Holdings Ltd.	829	37,305
Kemper Corp.	14,882	1,079,243
Kingstone Cos, Inc.	2,759	12,195
Kinsale Capital Group, Inc.	400	62,084
Lincoln National Corp.	8,015	294,872
Loews Corp.	2,300	78,867
Maiden Holdings Ltd.*	18,753	23,254
MBIA, Inc.*	29,495	213,839
Mercury General Corp.	9,400	383,050
National General Holdings Corp.	17,357	375,085
Old Republic International Corp.	23,032	375,652
Primerica, Inc.	8,809	1,027,129
ProAssurance Corp.	7,119	103,012
Protective Insurance Corp., Class B	1,818	27,397
Reinsurance Group of America, Inc.	2,571	201,669
RenaissanceRe Holdings Ltd.	3,281	561,149
RLI Corp.	6,736	553,026
Safety Insurance Group, Inc.	2,958	225,577
Selective Insurance Group, Inc.	9,456	498,709
State Auto Financial Corp.	8,100	144,585
Stewart Information Services Corp.	4,518	146,880
Third Point Reinsurance Ltd.*	655	4,919
Unico American Corp.*	1,700	8,933
United Fire Group, Inc.	4,787	132,648
United Insurance Holdings Corp.	6,868	53,708
Universal Insurance Holdings, Inc.	5,965	105,879
Unum Group	16,633	275,941
W. R. Berkley Corp.	653	37,410
White Mountains Insurance
Group Ltd.	28	24,863
		14,490,095
Interactive Media & Services — 0.4%
ANGI Homeservices, Inc.,
Class A*@	2,836	34,457
Cargurus, Inc.*	2,133	54,072
DHI Group, Inc.*	8,881	18,650
Liberty TripAdvisor Holdings, Inc.,
Class A*	3,488	7,429
Meet Group, Inc. (The)*	17,611	109,893
QuinStreet, Inc.*	5,714	59,768
Travelzoo, Inc.*	2,482	13,999
TripAdvisor, Inc.	8,308	157,935
Yelp, Inc.*	812	18,782
Zedge, Inc., Class B*	2,411	3,568
Zillow Group, Inc., Class A*	4,757	273,432
Zillow Group, Inc., Class C*@	9,300	535,773
		1,287,758
Internet & Catalog Retail — 0.8%
1-800-Flowers.com, Inc., Class A*	8,747	175,115
Etsy, Inc.*	9,627	1,022,676
Groupon, Inc.*@	425	7,701
GrubHub, Inc.*	6,667	468,690
Liquidity Services, Inc.*	4,207	25,074
PetMed Express, Inc.	6,065	216,157
Qurate Retail, Inc., Series A*	12,485	118,607
Rubicon Project, Inc. (The)*@	6,096	40,660
Shutterstock, Inc.	4,226	147,783
Stamps.com, Inc.*	2,543	467,124
Wayfair, Inc., Class A*@	308	60,864
		2,750,451
IT Services — 2.3%
Alithya Group, Inc., Class A*	2,741	4,742
Alliance Data Systems Corp.	2,520	113,702
Amdocs Ltd.	2,300	140,024
Booz Allen Hamilton Holding Corp.	1,166	90,703
CACI International, Inc., Class A*	5,262	1,141,223
Cardtronics plc, Class A*	5,567	133,497
Cass Information Systems, Inc.	2,542	99,214
Computer Task Group, Inc.*	4,027	16,229
Conduent, Inc.*	3,934	9,402
CSG Systems International, Inc.	6,722	278,224
DXC Technology Co.	2,666	43,989
Endurance International Group
Holdings, Inc.*	1,300	5,239
Euronet Worldwide, Inc.*	2,647	253,636
ExlService Holdings, Inc.*	6,315	400,371
Genpact Ltd.	14,441	527,385
GTT Communications, Inc.*	7,000	57,120
Hackett Group, Inc. (The)	5,445	73,725
KBR, Inc.	23,051	519,800
Limelight Networks, Inc.*	26,116	192,214
Liveramp Holdings, Inc.*	10,471	444,703
ManTech International Corp., Class A,
Class A	4,762	326,149
Maximus, Inc.	3,256	229,385
MoneyGram International, Inc.*@	131	421
MongoDB, Inc.*@	2,881	652,086
NIC, Inc.	14,552	334,114
Perficient, Inc.*	6,104	218,401
Perspecta, Inc.	4,329	100,563
PFSweb, Inc.*	6,940	46,359
PRGX Global, Inc.*	4,649	21,850

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Sabre Corp.	19,391	$156,292
Science Applications
International Corp.	2,899	225,194
ServiceSource International, Inc.*	10,651	16,829
SYKES Enterprises, Inc.*	8,532	235,995
TTEC Holdings, Inc.	10,800	502,848
Virtusa Corp.*	5,735	186,215
WEX, Inc.*	1,686	278,207
		8,076,050
Leisure Equipment & Products — 0.5%
Brunswick Corp.	4,070	260,521
Callaway Golf Co.	11,753	205,795
Clarus Corp.	1,904	22,048
Escalade, Inc.	1,950	27,222
Johnson Outdoors, Inc., Class A	1,000	91,020
Malibu Boats, Inc., Class A*	4,144	215,281
Marine Products Corp.	4,652	64,430
MasterCraft Boat Holdings, Inc.*	2,852	54,331
Mattel, Inc.*@	16,916	163,578
Nautilus, Inc.*	7,268	67,374
Polaris Industries, Inc.	3,878	358,909
Smith & Wesson Brands, Inc.*	11,555	248,663
Vista Outdoor, Inc.*	4,965	71,744
		1,850,916
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	2,944	777,422
Bruker Corp.	11,119	452,321
Charles River Laboratories
International, Inc.*	3,705	645,967
Harvard Bioscience, Inc.*	10,123	31,381
Luminex Corp.	7,496	243,845
NeoGenomics, Inc.*	4,184	129,620
PRA Health Sciences, Inc.*	4,966	483,142
Repligen Corp.*	5,344	660,572
Syneos Health, Inc.*	7,267	423,303
		3,847,573
Machinery — 4.9%
AGCO Corp.	5,254	291,387
Alamo Group, Inc.	2,414	247,773
Albany International Corp., Class A	5,824	341,927
Allison Transmission Holdings, Inc.	8,374	307,996
Altra Industrial Motion Corp.	3,020	96,217
Astec Industries, Inc.	3,763	174,265
Barnes Group, Inc.	10,114	400,110
Blue Bird Corp.*	2,584	38,734
Briggs & Stratton Corp.@	9,985	13,080
Chart Industries, Inc.*	4,731	229,406
CIRCOR International, Inc.*	2,600	66,248
Columbus McKinnon Corp.	4,421	147,882
Commercial Vehicle Group, Inc.*	3,758	10,861
Crane Co.	3,500	208,110
Donaldson Co., Inc.	9,298	432,543
Douglas Dynamics, Inc.	4,736	166,328
Eastern Co. (The)	1,272	22,731
Enerpac Tool Group Corp.	12,314	216,726
EnPro Industries, Inc.	2,882	142,054
ESCO Technologies, Inc.	3,251	274,807
Federal Signal Corp.	12,784	380,068
Flowserve Corp.	9,994	285,029
Franklin Electric Co., Inc.	9,295	488,173
Gorman-Rupp Co. (The)	5,655	175,757
Graco, Inc.	12,071	579,287
Graham Corp.	1,759	22,410
Greenbrier Cos., Inc. (The)	6,690	152,198
Helios Technologies, Inc.	5,762	214,635
Hurco Cos., Inc.	1,000	27,970
Hyster-Yale Materials Handling, Inc.	2,000	77,320
ITT, Inc.	5,814	341,514
John Bean Technologies Corp.	6,469	556,463
Kadant, Inc.	2,216	220,847
Kennametal, Inc.	14,622	419,798
LB Foster Co., Class A*	2,165	27,647
Lincoln Electric Holdings, Inc.	3,730	314,215
Lindsay Corp.	1,917	176,767
Lydall, Inc.*	3,767	51,081
Manitex International, Inc.*	1,300	6,461
Manitowoc Co., Inc. (The)*	3,607	39,244
Meritor, Inc.*	14,579	288,664
Middleby Corp.*	4,593	362,571
Miller Industries, Inc.	2,054	61,148
Mueller Industries, Inc.	10,675	283,742
Mueller Water Products, Inc.,
Class A	31,902	300,836
Navistar International Corp.*	6,372	179,690
NN, Inc.	6,764	32,061
Nordson Corp.	3,371	639,512
Omega Flex, Inc.	1,525	161,345
Oshkosh Corp.	4,679	335,110
Park-Ohio Holdings Corp.	2,956	49,040
Pentair PLC	12,478	474,039
Perma-Pipe International
Holdings, Inc.*	1,900	10,678
Proto Labs, Inc.*	5,322	598,565
RBC Bearings, Inc.*	5,044	676,098
Rexnord Corp.	20,662	602,297
Shyft Group, Inc. (The)	7,102	119,598
Snap-On, Inc.	1,600	221,616
SPX Corp.*	6,967	286,692
SPX FLOW, Inc.*	4,940	184,954
Standex International Corp.	2,545	146,465
Tennant Co.	3,621	235,401
Terex Corp.	11,454	214,992
Timken Co. (The)	11,431	519,996
Titan International, Inc.	16,288	23,781
Toro Co. (The)	8,408	557,787
Trimas Corp.*	8,514	203,910
Trinity Industries, Inc.	5,561	118,394
Wabash National Corp.	10,633	112,922
Watts Water Technologies, Inc.,
Class A	6,032	488,592
Welbilt, Inc.*	28,893	175,958
Woodward, Inc.	4,897	379,762
		17,432,285

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.2%
Costamare, Inc.	5,728	$31,848
Eagle Bulk Shipping, Inc.*	3,052	6,684
Kirby Corp.*	4,949	265,068
Matson, Inc.	8,420	245,022
Scorpio Bulkers, Inc.@	420	6,426
		555,048
Media — 1.3%
AH Belo Corp., Class A	3,878	6,709
AMC Networks, Inc., Class A*	4,654	108,857
Beasley Broadcast Group, Inc.,
Class A	1,657	4,026
Cable One, Inc.	431	764,960
Central European Media Enterprises
Ltd., Class A*	4,512	15,972
Clear Channel Outdoor Holdings*	3,398	3,534
Entravision Communications Corp.,
Class A	12,528	17,915
EW Scripps Co. (The), Class A	8,014	70,122
Gannett Co., Inc.@	15,545	21,452
Gray Television, Inc.*	15,960	222,642
Hemisphere Media Group, Inc.*	2,950	28,998
Interpublic Group of Cos., Inc. (The)	14,814	254,208
John Wiley & Sons, Inc., Class A	10,578	412,542
Meredith Corp.@	8,002	116,429
MSG Networks, Inc., Class A*@	10,668	106,147
National CineMedia, Inc.	9,576	28,441
New York Times Co. (The), Class A	32,019	1,345,759
News Corp., Class A	28,653	339,825
News Corp., Class B	12,850	153,557
Nexstar Media Group, Inc.,
Class A@	4,746	397,193
Saga Communications, Inc.,
Class A	1,116	28,570
Scholastic Corp.	3,986	119,341
TechTarget, Inc.*	4,551	136,667
Tribune Publishing Co.	4,438	44,336
		4,748,202
Metals & Mining — 1.4%
Alcoa Corp.*	21,882	245,954
Allegheny Technologies, Inc.*	21,731	221,439
Ampco-Pittsburgh Corp.*	1,498	4,599
Carpenter Technology Corp.	9,739	236,463
Century Aluminum Co.*	10,675	76,113
Cleveland-Cliffs, Inc.@	36,942	203,920
Coeur Mining, Inc.*	19,749	100,325
Commercial Metals Co.	24,392	497,597
Compass Minerals
International, Inc.	6,276	305,955
Ferroglobe Representation & Warranty
Insurance Trust*§~	24,025	—
Friedman Industries, Inc.	700	3,535
Gold Resource Corp.	16,351	67,203
Haynes International, Inc.	1,520	35,507
Hecla Mining Co.	34,978	114,378
Kaiser Aluminum Corp.	4,533	333,719
Materion Corp.	2,627	161,534
McEwen Mining, Inc.*@	21,736	21,953
Olympic Steel, Inc.	1,900	22,325
Reliance Steel & Aluminum Co.	8,480	805,006
Royal Gold, Inc.	4,971	617,995
Ryerson Holding Corp.*	6,828	38,442
Schnitzer Steel Industries, Inc.,
Class A	3,716	65,550
Steel Dynamics, Inc.	16,505	430,615
SunCoke Energy, Inc.	14,843	43,935
TimkenSteel Corp.*	9,217	35,854
United States Steel Corp.	13,108	94,640
Universal Stainless & Alloy
Products, Inc.*	1,092	9,391
Worthington Industries, Inc.	7,129	265,912
		5,059,859
Multi-Utilities — 0.7%
Avista Corp.	11,136	405,239
Black Hills Corp.	10,799	611,871
Centerpoint Energy, Inc.	28,302	528,398
MDU Resources Group, Inc.	12,786	283,594
NiSource, Inc.	5,883	133,779
NorthWestern Corp.	10,388	566,354
Unitil Corp.	3,202	143,514
		2,672,749
Multiline Retail — 0.4%
Big Lots, Inc.	8,437	354,354
Dillard’s, Inc., Class A@	1,249	32,212
Kohl’s Corp.	12,490	259,417
Macy’s, Inc.@	22,038	151,621
Nordstrom, Inc.@	7,155	110,831
Ollie’s Bargain Outlet Holdings, Inc.*	4,252	415,208
		1,323,643
Oil, Gas & Consumable Fuels — 1.6%
Adams Resources & Energy, Inc.	900	24,093
Apache Corp.	11,482	155,007
Arch Resources, Inc.@	3,080	87,503
Ardmore Shipping Corp.	1,612	6,996
Bonanza Creek Energy, Inc.*	1,752	25,965
Cabot Oil & Gas Corp.	23,549	404,572
California Resources Corp.*@	1,945	2,373
Cimarex Energy Co.	7,087	194,822
Clean Energy Fuels Corp.*	22,203	49,291
CNX Resources Corp.*	19,013	164,462
CONSOL Energy, Inc.*	2,376	12,046
Contango Oil & Gas Co.*	3,109	7,120
Continental Resources, Inc.	827	14,497
CVR Energy, Inc.	3,184	64,030
Delek US Holdings, Inc.	13,065	227,462
Denbury Resources, Inc.*	32,490	8,970
DHT Holdings, Inc.	19,547	100,276
Diamondback Energy, Inc.	963	40,273
Dorian LPG Ltd.*	6,203	48,011
Earthstone Energy, Inc. Class A*@	3,602	10,230
EnLink Midstream LLC@*	26,027	63,506

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
EQT Corp.	14,074	$167,481
Equitrans Midstream Corp.	4,100	34,071
Evolution Petroleum Corp.	8,084	22,635
GasLog Ltd.	10,419	29,277
Goodrich Petroleum Corp.*	401	2,887
Green Plains, Inc.	6,397	65,345
Gulfport Energy Corp.*@	12,179	13,275
HollyFrontier Corp.	10,890	317,988
International Seaways, Inc.	4,383	71,618
Kosmos Energy Ltd.	63,708	105,755
Marathon Oil Corp.	22,346	136,757
Matador Resources Co.*	18,366	156,111
Montage Resources Corp.*	635	2,508
Murphy Oil Corp.@	20,866	287,951
NACCO Industries, Inc., Class A	1,000	23,300
Overseas Shipholding Group, Inc.,
Class A*	11,837	22,017
Panhandle Oil & Gas, Inc., Class A	3,577	9,586
Par Pacific Holdings, Inc.*	4,135	37,174
Parsley Energy, Inc., Class A	37,235	397,670
PBF Energy, Inc., Class A	22,253	227,871
PDC Energy, Inc.*	19,140	238,102
Peabody Energy Corp.	15,042	43,321
Penn Virginia Corp.*	1,880	17,916
Range Resources Corp.	9,528	53,643
Renewable Energy Group, Inc.*	8,526	211,274
Rex American Resources Corp.*	788	54,664
Ring Energy, Inc.*	11,864	13,762
Scorpio Tankers, Inc.	4,277	54,788
SFL Corp. Ltd.	14,559	135,253
SilverBow Resources, Inc.*	1,024	3,287
Southwestern Energy Co.*	85,859	219,799
Talos Energy, Inc.*	4,465	41,078
Targa Resources Corp.	10,817	217,097
Teekay Corp.*	5,035	12,084
W&T Offshore, Inc.*@	31,492	71,802
World Fuel Services Corp.	6,251	161,026
WPX Energy, Inc.*	37,576	239,735
		5,631,413
Paper & Forest Products — 0.5%
Boise Cascade Co.	8,316	312,765
Clearwater Paper Corp.*	3,870	139,823
Domtar Corp.	10,816	228,326
Louisiana-Pacific Corp.	15,920	408,348
Mercer International, Inc.	12,142	99,079
Neenah Paper, Inc.	3,300	163,218
P. H. Glatfelter Co.	8,848	142,010
Resolute Forest Products, Inc.*	8,572	18,087
Schweitzer-Mauduit
International, Inc.	6,610	220,840
Verso Corp. Class A	5,404	64,632
		1,797,128
Personal Products — 0.6%
Coty, Inc., Class A	49,522	221,363
Edgewell Personal Care Co.*	5,042	157,109
Herbalife Nutriation Ltd.*	10,721	482,231
Inter Parfums, Inc.	5,184	249,610
Medifast, Inc.@	2,306	320,004
Natural Alternatives
International, Inc.*	1,000	6,880
Natural Health Trends Corp.	1,100	6,270
Natures Sunshine Products, Inc.*	1,700	15,317
Nu Skin Enterprises, Inc., Class A	8,973	343,038
United-Guardian, Inc.	600	8,869
USANA Health Sciences, Inc.*	4,094	300,622
		2,111,313
Pharmaceuticals — 1.2%
AMAG Pharmaceuticals, Inc.*	2,638	20,181
Amphastar Pharmaceuticals, Inc.*	6,170	138,578
ANI Pharmaceuticals, Inc.*	2,328	75,287
Catalent, Inc.*	9,068	664,684
Corcept Therapeutics, Inc.*	6,100	102,602
Cumberland Pharmaceuticals, Inc.*	5,912	19,687
Elanco Animal Health, Inc.*	14,773	316,881
Endo International PLC*	13,442	46,106
Horizon Therapeutics PLC*	10,834	602,154
Innoviva, Inc.*	9,199	128,602
Intra-Cellular Therapies, Inc.*	3,760	96,519
Jazz Pharmaceuticals PLC*	4,540	500,944
Lannett Co., Inc.*@	4,608	33,454
Mallinckrodt PLC*@	7,995	21,427
Otonomy, Inc.*	6,289	22,766
Perrigo Co. PLC	15,181	839,054
Phibro Animal Health Corp., Class A	3,593	94,388
Prestige Consumer Healthcare Inc*	8,116	304,837
Supernus Pharmaceuticals, Inc.*	9,800	232,750
Taro Pharmaceutical Industries Ltd.*	250	16,622
Zogenix, Inc.*	2,380	64,284
Zynerba Pharmaceuticals, Inc.*	1,626	5,480
		4,347,287
Professional Services — 2.0%
Acacia Research Corp.*	7,978	32,630
ASGN, Inc.*	10,462	697,606
Barrett Business Services, Inc.	1,622	86,177
CBIZ, Inc.*	6,994	167,646
CoreLogic, Inc.	4,731	318,018
CRA International, Inc.	1,646	65,017
Exponent, Inc.	11,502	930,857
Forrester Research, Inc.*	2,660	85,226
Franklin Covey Co.*	2,254	48,236
FTI Consulting, Inc.*	9,657	1,106,209
GP Strategies Corp.*	4,107	35,238
Heidrick & Struggles
International, Inc.	4,281	92,555
Hill International, Inc.*	10,450	15,884
Huron Consulting Group, Inc.*	2,993	132,440
ICF International, Inc.	2,528	163,890
Innerworkings, Inc.*	11,271	14,878

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Insperity, Inc.	8,294	$536,871
Kelly Services, Inc., Class A	6,170	97,579
Kforce, Inc.	4,511	131,947
Korn Ferry	10,230	314,368
Manpowergroup, Inc.	3,981	273,694
Mastech Digital, Inc.*	2,122	55,023
Mistras Group, Inc.*	6,212	24,537
Nielsen Holdings PLC	26,133	388,336
RCM Technologies, Inc.*	2,995	4,013
Resources Connection, Inc.	7,377	88,303
Robert Half International, Inc.	9,008	475,893
TriNet Group, Inc.*	13,099	798,253
TrueBlue, Inc.*	5,626	85,909
		7,267,233
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA*	4,534	66,831
CTO Realty Growth, Inc.	1,010	39,895
Forestar Group, Inc.*	1,150	17,342
Griffin Industrial Realty, Inc.	420	22,751
Howard Hughes Corp. (The)*	2,754	143,070
Jones Lang LaSalle, Inc.	4,395	454,707
Kennedy-Wilson Holdings, Inc.	17,348	264,037
Marcus & Millichap, Inc.*	7,383	213,073
Maui Land & Pineapple Co., Inc.*	3,255	36,130
Newmark Group, Inc., Class A	27,250	132,435
Rafael Holdings, Inc., Class B*	3,410	49,002
RE/MAX Holdings, Inc., Class A	3,519	110,602
Realogy Holdings Corp.@	5,347	39,621
RMR Group, Inc. (The), Class A	1,159	34,156
St. Joe Co. (The)*	3,249	63,096
Stratus Properties, Inc.*	313	6,201
Tejon Ranch Co.*	5,317	76,565
		1,769,514
Road & Rail — 1.1%
AMERCO	1,383	417,929
ArcBest Corp.	5,050	133,876
Avis Budget Group, Inc.*	14,120	323,207
Covenant Transportation Group, Inc.,
Class A*	3,731	53,838
Heartland Express, Inc.	16,521	343,967
Knight-Swift Transportation
Holdings, Inc.@	11,850	494,263
Landstar System, Inc.	3,248	364,783
Marten Transport Ltd.	11,619	292,334
P.A.M. Transportation Services, Inc.*	1,523	46,832
Saia, Inc.*	5,234	581,916
Schneider National, Inc., Class B	1,500	37,005
Universal Truckload Services, Inc.	3,300	57,354
USA Truck, Inc.*	2,154	16,694
Werner Enterprises, Inc.	13,955	607,461
YRC Worldwide, Inc.*	11,286	20,879
		3,792,338
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.*	4,984	337,865
Alpha & Omega
Semiconductor Ltd.*	3,966	43,150
Ambarella, Inc.*	1,829	83,768
Amkor Technology, Inc.*	48,825	601,036
Amtech Systems, Inc.*	2,822	13,743
Axcelis Technologies, Inc.*	5,302	147,661
AXT, Inc.*	10,752	51,180
Brooks Automation, Inc.	11,693	517,298
Cabot Microelectronics Corp.	6,595	920,266
Ceva, Inc.*	3,507	131,232
Cirrus Logic, Inc.*	7,387	456,369
Cohu, Inc.	6,473	112,242
Cree, Inc.*	17,703	1,047,841
Cyberoptics Corp.*	2,334	75,178
Diodes, Inc.*	10,097	511,918
DSP Group, Inc.*	3,919	62,234
Enphase Energy, Inc.*	5,015	238,564
Entegris, Inc.	27,952	1,650,566
First Solar, Inc.*@	13,324	659,538
FormFactor, Inc.*	11,814	346,505
GSI Technology, Inc.*	6,914	49,643
Impinj, Inc.*	1,813	49,803
Inphi Corp.*	685	80,487
Kulicke & Soffa Industries, Inc.	9,513	198,156
Lattice Semiconductor Corp.*	28,018	795,431
MACOM Technology Solutions
Holdings, Inc., Class H*@	447	15,354
Magnachip Semiconductor Corp.*	4,588	47,256
MaxLinear, Inc.*	8,742	187,603
MKS Instruments, Inc.	9,485	1,074,081
Monolithic Power Systems, Inc.	2,989	708,393
NeoPhotonics Corp.*	5,402	47,970
NVE Corp.	837	51,752
ON Semiconductor Corp.*	18,138	359,495
Onto Innovation, Inc.*	10,345	352,144
PDF Solutions, Inc.*	5,438	106,367
Photronics, Inc.*	11,244	125,146
Pixelworks, Inc.*	6,964	22,494
Power Integrations, Inc.	6,728	794,779
Rambus, Inc.*	22,389	340,313
Semtech Corp.*	9,599	501,260
Silicon Laboratories, Inc.*	6,363	638,018
SolarEdge Technologies, Inc.*	1,953	271,037
Synaptics, Inc.*	5,996	360,479
Teradyne, Inc.	8,189	692,052
Ultra Clean Holdings, Inc.*	5,781	130,824
Universal Display Corp.	3,170	474,295
Veeco Instruments, Inc.*	6,421	86,619
		16,569,405
Software — 4.7%
ACI Worldwide, Inc.*	20,657	557,532
Agilysys, Inc.*	3,226	57,874
Alteryx, Inc., Class A*@	3,151	517,646
American Software, Inc., Class A	6,398	100,832

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Anaplan, Inc.*	6,144	$278,385
Appfolio, Inc., Class A*	4,264	693,795
Aspen Technology, Inc.*	5,207	539,497
Asure Software, Inc.*	4,622	29,719
Avalara, Inc.*	5,536	736,786
Aware, Inc.*	4,900	16,072
Blackbaud, Inc.	7,542	430,497
Bottomline Technologies de, Inc.*	3,996	202,877
Bsquare Corp.*	2,300	3,611
CDK Global, Inc.	8,754	362,591
Ceridian HCM Holding, Inc.*	5,411	428,930
Coupa Software, Inc.*	4,614	1,278,263
Dropbox, Inc., Class A*	11,120	242,082
Ebix, Inc.@	2,155	48,186
eGain Corp.*	6,644	73,815
Elastic NV*	1,900	175,199
Envestnet, Inc.*	1,760	129,430
Everbridge, Inc.*	716	99,066
Fair Isaac Corp.*	412	172,233
Five9, Inc.*	3,204	354,587
Globant SA*	934	139,960
GSE Systems, Inc.*	2,896	2,925
Guidewire Software, Inc.*	4,856	538,288
HubSpot, Inc.*	3,318	744,393
j2 Global, Inc.	3,394	214,535
LogMeIn, Inc.	1,838	155,807
Manhattan Associates, Inc.*	4,150	390,930
MicroStrategy, Inc., Class A*	1,021	120,774
New Relic, Inc.*	3,973	273,740
Nuance Communications, Inc.*	5,332	134,926
Nutanix, Inc., Class A*	415	9,838
OneSpan, Inc.*	7,796	217,742
Paylocity Holding Corp.*	3,663	534,395
Pegasystems, Inc.	12,009	1,214,951
Progress Software Corp.	8,638	334,723
Proofpoint, Inc.*	4,384	487,150
PTC, Inc.*	6,767	526,405
QAD, Inc., Class B	960	28,800
QAD, Inc., Class A	1,972	81,404
Qualys, Inc.*	4,710	489,934
RealPage, Inc.*	6,552	425,946
Rosetta Stone, Inc.*	1,222	20,603
Seachange International, Inc.*	5,137	7,757
Teradata Corp.*	6,634	137,987
Verint Systems, Inc.*	10,249	463,050
Xperi Holding Corp.	21,265	313,871
Zendesk, Inc.*	7,392	654,414
Zscaler, Inc.*	6,198	678,681
		16,873,434
Specialty Retail — 2.8%
Aaron’s, Inc.	10,105	458,767
Abercrombie & Fitch Co., Class A	11,239	119,583
Advance Auto Parts, Inc.	4,458	635,042
America’s Car-Mart, Inc.*	822	72,229
American Eagle Outfitters, Inc.@	35,849	390,754
Asbury Automotive Group, Inc.*	3,817	295,169
AutoNation, Inc.*	1,104	41,488
Barnes & Noble Education, Inc.*	5,686	9,098
Bed Bath & Beyond, Inc.@	3,408	36,125
Boot Barn Holdings, Inc.*@	5,243	113,039
Buckle, Inc. (The)@	10,243	160,610
Build-A-Bear Workshop, Inc.*	5,546	12,090
Caleres, Inc.	6,546	54,594
Cato Corp. (The), Class A	3,965	32,434
Chico’s FAS, Inc.	15,662	21,613
Children’s Place, Inc. (The)@	3,074	115,029
Citi Trends, Inc.	2,477	50,085
Conn’s, Inc.*	5,865	59,178
Designer Brands, Inc., Class A@	13,304	90,068
Dick’s Sporting Goods, Inc.	10,466	431,827
Express, Inc.*@	9,133	14,065
Five Below, Inc.*	10,803	1,154,949
Floor & Decor Holdings, Inc.,
Class A*	4,095	236,077
Foot Locker, Inc.	6,115	178,313
GameStop Corp., Class A*@	8,506	36,916
Gap, Inc. (The)	25,256	318,731
Genesco, Inc.*	3,221	69,767
Group 1 Automotive, Inc.	2,384	157,272
Guess?, Inc.	12,802	123,795
Haverty Furniture Cos., Inc.	4,500	72,000
Hibbett Sports, Inc.*	3,220	67,427
L Brands, Inc.	18,756	280,777
Lithia Motors, Inc. Class A	5,254	795,088
MarineMax, Inc.*	3,415	76,462
Monro, Inc.	6,509	357,604
Murphy USA, Inc.*	6,893	776,083
Office Depot, Inc.	45,381	106,645
Penske Auto Group, Inc.@	1,742	67,433
Rent-A-Center, Inc.	10,324	287,214
RH*	389	96,822
Sally Beauty Holdings, Inc.*	4,925	61,710
Shoe Carnival, Inc.	2,508	73,409
Signet Jewelers Ltd.@	9,096	93,416
Sleep Number Corp.*	5,761	239,888
Sonic Automotive, Inc., Class A@	5,089	162,390
Sportsman’s Warehouse
Holdings, Inc.*	7,232	103,056
Tandy Leather Factory, Inc.*	3,611	12,061
Tilly’s, Inc., Class A	3,349	18,989
TravelCenters of America, Inc.*	1,344	20,697
Urban Outfitters, Inc.*	4,462	67,912
Williams-Sonoma, Inc.	4,597	377,000
Winmark Corp.	961	164,562
Zumiez, Inc.*	5,105	139,775
		10,007,127
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.*	8,732	136,481
Carter’s, Inc.	1,548	124,924
Columbia Sportswear Co.	5,106	411,441
Crocs, Inc.*	12,283	452,260

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Culp, Inc.	3,004	$25,864
Deckers Outdoor Corp.*	6,638	1,303,637
Delta Apparel, Inc.*	1,153	13,974
Fossil Group, Inc.*@	2,477	11,518
G-III Apparel Group Ltd.*	9,938	132,076
Hanesbrands, Inc.@	25,238	284,937
Lakeland Industries, Inc.*	1,669	37,436
Movado Group, Inc.	2,220	24,065
Oxford Industries, Inc.	3,287	144,661
PVH Corp.	5,039	242,124
Ralph Lauren Corp.	2,582	187,247
Rocky Brands, Inc.	1,000	20,560
Skechers U.S.A., Inc., Class A*	7,216	226,438
Steven Madden Ltd.	15,642	386,201
Superior Group of Cos., Inc.	2,200	29,480
Tapestry, Inc.	19,202	255,003
Under Armour, Inc., Class A*	11,819	115,117
Under Armour, Inc., Class C*	11,353	100,360
Unifi, Inc.*	3,026	38,975
Vera Bradley, Inc.*	6,960	30,902
Wolverine World Wide, Inc.	16,049	382,127
		5,117,808
Thrifts & Mortgage Finance — 1.2%
Axos Financial, Inc.*	11,636	256,923
Capitol Federal Financial, Inc.	17,891	196,980
ESSA Bancorp, Inc.	1,900	26,448
Essent Group Ltd.	5,259	190,744
Federal Agricultural Mortgage Corp.,
Class C	1,400	89,614
Flagstar Bancorp, Inc.	10,468	308,073
FS Bancorp, Inc.	481	18,552
Hingham Institution for Savings	348	58,387
Home Bancorp, Inc.	994	26,589
HomeStreet, Inc.	3,265	80,352
Impac Mortgage Holdings, Inc.*@	301	509
Kearny Financial Corp.	14,490	118,528
Meridian Bancorp, Inc.	7,205	83,578
Meta Financial Group, Inc.	6,645	120,740
MGIC Investment Corp.	12,435	101,843
Mr Cooper Group, Inc.*	5,663	70,448
New York Community Bancorp, Inc.	31,398	320,259
NMI Holdings, Inc., Class A*	8,926	143,530
Northfield Bancorp, Inc.	8,395	96,710
Northwest Bancshares, Inc.	18,353	187,659
Ocwen Financial Corp.*	14,766	9,805
PennyMac Financial Services, Inc.	1,561	65,234
Premier Financial Corp.	6,413	113,318
Provident Financial Holdings, Inc.	1,124	15,073
Provident Financial Services, Inc.	11,488	166,002
Radian Group, Inc.	8,095	125,553
Riverview Bancorp, Inc.	5,418	30,612
Southern Missouri Bancorp, Inc.	686	16,670
Territorial Bancorp, Inc.	1,557	37,041
Timberland Bancorp, Inc.	2,163	39,388
Trustco Bank Corp. NY	14,183	89,778
Walker & Dunlop, Inc.	6,152	312,583
Washington Federal, Inc.	12,664	339,902
Waterstone Financial, Inc.	2,966	43,986
Western New England Bancorp, Inc.	6,806	39,407
WSFS Financial Corp.	8,721	250,293
		4,191,111
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	31,885
Universal Corp.	3,185	135,394
Vector Group Ltd.	30,775	309,597
		476,876
Trading Companies & Distributors — 1.4%
Air Lease Corp.	5,997	175,652
Applied Industrial Technologies, Inc.	7,530	469,797
Beacon Roofing Supply, Inc.*	12,878	339,593
BMC Stock Holdings, Inc.*	13,203	331,923
CAI International, Inc.*	3,151	52,496
DXP Enterprises, Inc.*	2,967	59,073
GATX Corp.	7,339	447,532
GMS, Inc.*	2,900	71,311
H&E Equipment Services, Inc.	7,929	146,528
HD Supply Holdings, Inc.*	12,884	446,431
Herc Holdings, Inc.*	5,162	158,628
Huttig Building Products, Inc.*@	1,858	2,081
Lawson Products, Inc.*	1,071	34,550
MRC Global, Inc.*	16,111	95,216
MSC Industrial Direct Co., Class A	936	68,150
NOW, Inc.*	13,653	117,825
Rush Enterprises, Inc., Class A	5,838	242,044
SiteOne Landscape Supply, Inc.*	185	21,084
Systemax, Inc.	8,059	165,532
Textainer Group Holdings Ltd.*	6,922	56,622
Titan Machinery, Inc.*	4,710	51,151
Triton International Ltd.	13,664	413,199
United Rentals, Inc.*	2,779	414,182
Univar, Inc.*	1,143	19,271
Veritiv Corp.*	1,000	16,960
Watsco, Inc.	1,976	351,135
WESCO International, Inc.*	9,569	335,968
Willis Lease Finance Corp.*	900	21,852
		5,125,786
Water Utilities — 0.5%
American States Water Co.	7,417	583,199
Artesian Resources Corp., Class A	1,783	64,705
California Water Service Group	9,992	476,618
Consolidated Water Co., Ltd.	1,751	25,267
Middlesex Water Co.	3,305	222,030
Pure Cycle Corp.*	1,000	9,190
SJW Corp.	4,400	273,284
York Water Co.	2,247	107,766
		1,762,059

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	9,496	$126,487
Shenandoah Telecommunications Co.	9,536	470,029
Spok Holdings, Inc.	3,861	36,100
Telephone & Data Systems, Inc.	18,553	368,834
United States Cellular Corp.*	2,957	91,283
		1,092,733
TOTAL COMMON STOCKS (Identified Cost $272,550,909)		356,207,266

PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc. 7.000%*	1,225	32,107
Trading Companies & Distributors — 0.0%
WESCO International, Inc., (5-Yr. CMT + 10.325%), 10.625% ‡	4,390	116,423
TOTAL PREFERRED STOCKS (Identified Cost $114,408)		148,530

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR ¶~§*	13,144	3,463
Media — 0.0%
Media General, Inc. CVR§¶~*	3,965	—
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR§¶*	16,344	—
FRD Acquisition Co. CVR ¶*§	656	—
		—

TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		3,463

SHORT-TERM INVESTMENTS — 1.1%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.116%	627,554	627,554

Collateral For Securities On Loan — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.130%	3,280,696	3,280,696

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,908,250)		3,908,250

Total Investments — 100.8% (Identified Cost $276,573,979)		360,267,509

Liabilities, Less Cash and Other Assets — (0.8%)		(2,875,733)
Net Assets — 100.0%		$357,391,776
†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $12,476,501.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.
~	Bankrupt/delisted security
‡	Floating rate or variable rate note. Rate shown is as of June 30, 2020.

Key to abbreviations:
CVR — Contingent Value Rights

Portfolio Sectors as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Australia — 5.8%
AMP Ltd.*	276,963	$354,550
Australia & New Zealand Banking Group Ltd.	422,851	5,439,330
Bank of Queensland Ltd.@	57,449	244,613
Beach Energy Ltd.@	51,159	53,663
Bendigo & Adelaide Bank Ltd.@	93,851	454,014
BlueScope Steel Ltd.	175,538	1,416,113
Boral Ltd.	186,148	486,866
Challenger Ltd.@	21,253	64,680
Crown Resorts Ltd.	25,077	167,346
Downer EDI Ltd.	28,109	84,963
Fortescue Metals Group Ltd.	323,911	3,095,905
Harvey Norman Holdings Ltd.@	136,089	332,459
Incitec Pivot Ltd.	234,863	303,898
Lendlease Group	43,821	374,080
National Australia Bank Ltd.	344,810	4,335,512
Newcrest Mining Ltd.	32,133	699,177
Oil Search Ltd.	243,573	532,845
Origin Energy Ltd.	203,601	820,550
QBE Insurance Group Ltd.	44,182	270,141
Qube Holdings Ltd.	58,872	118,226
Santos Ltd.	319,417	1,168,278
South32 Ltd.	911,766	1,283,588
Star Entertainment Group Ltd. (The)	47,660	93,408
Suncorp Group Ltd.	202,878	1,292,257
TABCORP Holdings Ltd.	208,042	485,266
Westpac Banking Corp.	474,678	5,879,978
Woodside Petroleum Ltd.	123,874	1,850,760
WorleyParsons Ltd.@	30,039	180,765
		31,883,231
Austria — 0.1%
Raiffeisen Bank International AG@	19,663	350,369
Belgium — 1.2%
Ageas	28,366	1,005,154
KBC Groep NV	31,034	1,780,293
Solvay SA	16,274	1,302,906
UCB SA	19,005	2,201,402
		6,289,755
Canada — 8.2%
Agnico Eagle Mines Ltd.	5,328	341,312
Alamos Gold, Inc., Class A	19,905	186,709
AltaGas Ltd.@	20,555	236,952
Bank of Montreal@	79,335	4,208,722
Bank of Montreal	17,738	944,128
Bank of Nova Scotia (The)@	85,590	3,529,731
Bank of Nova Scotia (The)	29,013	1,200,612
Barrick Gold Corp.	81,840	2,204,769
Cameco Corp.	37,046	379,721
Canadian Imperial Bank of Commerce@	15,004	1,004,818
Canadian Imperial Bank of Commerce	44,533	2,976,521
Canadian Natural Resources Ltd.	237,398	4,137,847
Cenovus Energy, Inc.@	104,410	487,595
Fairfax Financial Holdings Ltd.	4,173	1,289,247
First Quantum Minerals Ltd.	85,708	683,088
Great-West Lifeco, Inc.	16,173	283,528
Husky Energy, Inc.@	67,475	221,669
Ia Financial Corp., Inc.	31,827	1,065,745
Imperial Oil Ltd.@	36,955	593,128
Kinross Gold Corp.*	271,331	1,958,636
Lundin Mining Corp.	146,222	784,101
Magna International, Inc.	78,921	3,514,352
Manulife Financial Corp.@	161,124	2,194,509
Nutrien Ltd.	63,650	2,043,165
Nutrien Ltd.	1,100	35,343
Onex Corp.	1,608	72,642
Pembina Pipeline Corp.@	5,287	132,175
SNC-Lavalin Group, Inc.@	7,445	125,637
Sun Life Financial, Inc.	21,544	791,742
Suncor Energy, Inc. ¥	217,673	3,670,105
Suncor Energy, Inc.	31,230	526,538
Teck Resources Ltd., Class B ¥	72,503	759,423
Teck Resources Ltd., Class B	94,542	985,128
TMX Group Ltd.@	3,079	304,430
Wheaton Precious Metals Corp.	8,939	393,763
Yamana Gold, Inc.	73,800	402,948
		44,670,479
Denmark — 2.2%
AP Moeller - Maersk A/S, Class A	340	369,091
AP Moeller - Maersk A/S, Class B	212	247,016
Carlsberg A/S, Class B	15,445	2,041,325
Danske Bank A/S*	41,578	553,412
DSV A/S	14,852	1,813,366
Genmab A/S*	4,088	1,368,317
GN Store Nord A/S	1,709	91,061
H Lundbeck A/S	12,173	457,738
Novozymes A/S, B Shares	20,671	1,195,225
Pandora A/S	771	41,883
Rockwool International A/S, B Shares	1,147	310,421
Tryg A/S	7,068	204,607
Vestas Wind Systems A/S	30,064	3,061,474
William Demant Holding A/S@*	11,349	299,275
		12,054,211
Finland — 0.8%
Fortum Oyj	50,706	963,047
Nokia Oyj, ADR@	56,113	246,897
Nordea Bank Abp*	259,177	1,790,207
Stora Enso Oyj, R Shares	92,956	1,110,155
UPM-Kymmene Oyj	5,135	148,383
		4,258,689
France — 10.2%
Amundi SA*±	3,901	305,479
Arkema SA	15,142	1,448,404
Atos SE*	12,284	1,047,501
AXA SA@	161,385	3,374,653
BNP Paribas SA*	86,860	3,451,658
Bollore SA	149,075	468,290

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Bouygues SA*	55,128	$1,883,482
Capgemini SE	7,262	831,795
Carrefour SA	128,110	1,979,778
Casino Guichard Perrachon SA	388	14,342
Cie de Saint-Gobain*	101,314	3,648,131
Cie Generale des Etablissements Michelin	38,971	4,043,006
CNP Assurances*	26,215	301,889
Credit Agricole SA*	58,593	554,809
Eiffage SA*	5,148	470,799
Electricite de France SA	91,190	841,130
Engie SA*	153,978	1,902,936
EssilorLuxottica SA*	881	113,085
Faurecia SE*	4,636	181,101
Iliad SA	537	104,766
Natixis SA*	109,065	284,893
Orange SA	322,578	3,857,921
Peugeot SA*	170,171	2,768,389
Publicis Groupe SA	25,634	829,722
Renault SA*	35,071	889,703
Sanofi	17,489	1,781,171
SCOR SE*	16,613	455,419
Societe Generale SA*	115,065	1,913,277
Total SA	378,156	14,434,554
Valeo SA@	37,542	985,288
Vivendi SA	14,883	381,909
		55,549,280
Germany — 6.6%
Allianz SE	24,094	4,920,170
BASF SE	63,855	3,578,444
Bayer AG	8,044	594,573
Bayerische Motoren Werke AG	62,360	3,980,891
Commerzbank AG*	136,883	610,077
Continental AG*	15,550	1,522,722
Covestro AG*±	5,523	210,042
Daimler AG	167,003	6,781,807
Deutsche Bank AG	177,432	1,689,153
Deutsche Bank AG*	46,122	438,588
Deutsche Lufthansa AG@*	45,128	453,371
Evonik Industries AG	18,004	457,343
Hapag-Lloyd AG±	3,372	196,620
HeidelbergCement AG	25,898	1,383,243
METRO AG	13,398	126,683
Muenchener Rueckversicherungs AG	12,421	3,229,184
RWE AG	52,553	1,836,836
Talanx AG*	13,218	491,252
Telefonica Deutschland Holding AG	207,880	613,544
Uniper SE	51,777	1,669,520
Volkswagen AG	6,709	1,080,132
		35,864,195
Hong Kong — 2.9%
Bank of East Asia Ltd. (The)	36,400	83,128
Cathay Pacific Airways Ltd.@	231,000	223,534
CK Asset Holdings Ltd.	305,000	1,818,076
CK Hutchison Holdings Ltd.	387,124	2,487,424
CK Infrastructure Holdings Ltd.	5,000	25,740
Hang Lung Properties Ltd.	239,000	566,162
Henderson Land Development Co., Ltd.	133,684	507,104
Hongkong Land Holdings Ltd.	101,200	417,956
Kerry Properties Ltd.	145,000	374,169
Melco International Development Ltd.	32,000	61,932
MTR Corp. Ltd.	123,449	639,504
New World Development Co., Ltd.	231,859	1,100,885
NWS Holdings Ltd.	230,715	199,146
Sino Land Co., Ltd.	400,061	503,270
SJM Holdings Ltd.	433,000	480,459
Sun Hung Kai Properties Ltd.	185,677	2,370,523
Swire Pacific Ltd., Series A	65,000	344,688
Swire Pacific Ltd., Series B	127,500	121,570
Tsim Sha Tsui Properties	32,907	101,050
WH Group Ltd.±	1,079,000	924,400
Wharf Holdings Ltd. (The)@	171,000	347,714
Wheelock & Co., Ltd.▲	231,000	1,930,141
Xinyi Glass Holdings Ltd.	106,000	129,927
		15,758,502
Ireland — 0.5%
CRH plc, ADR	47,384	1,625,745
Flutter Entertainment plc*	3,025	397,130
Paddy Power Betfair plc@*	7,007	921,066
		2,943,941
Israel — 0.4%
Bank Hapoalim B.M.	138,244	821,335
Bank Leumi Le-Israel	81,999	409,764
Isracard Ltd.	6,835	15,512
Israel Discount Bank Ltd., Series A	172,805	523,809
Teva Pharmaceutical Industries Ltd., ADR*	47,500	585,675
		2,356,095
Italy — 1.1%
Eni SpA	115,191	1,098,751
Intesa Sanpaolo SpA*	988,903	1,892,754
Mediobanca SpA	39,607	284,345
Telecom Italia SpA@	2,860,918	1,124,020
UniCredit SpA*	163,283	1,502,075
		5,901,945
Japan — 23.6%
AEON Financial Service Co. Ltd.	5,400	58,764
AGC, Inc.	48,500	1,376,731
Air Water, Inc.	4,900	69,024
Aisin Seiki Co., Ltd.	22,500	654,318
Alfresa Holdings Corp.	7,700	160,525
Alps Alpine Co. Ltd.	27,500	351,470
Amada Holdings Co., Ltd.	37,100	302,710
Aozora Bank Ltd.@	14,700	255,404
Asahi Kasei Corp.	53,400	433,036
Bank of Kyoto Ltd. (The)	8,000	283,028

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Bridgestone Corp.@	35,400	$1,137,324
Brother Industries Ltd.	5,100	91,727
Canon Marketing Japan, Inc.	12,000	243,945
Chiba Bank Ltd. (The)	79,000	371,679
Chugoku Bank Ltd. (The)	19,700	182,085
Coca-Cola West Co., Ltd.@	20,975	379,580
Concordia Financial Group Ltd.	111,200	355,304
Credit Saison Co., Ltd.	23,900	272,700
Dai Nippon Printing Co., Ltd.	30,000	685,992
Dai-ichi Life Holdings, Inc. (The)	72,700	863,849
Daicel Corp.	52,000	401,167
Daido Steel Co., Ltd.	200	6,122
Daio Paper Corp.@	12,400	165,372
Daiwa House Industry Co., Ltd.	7,100	167,152
Daiwa Securities Group, Inc.	214,000	891,278
Denka Co., Ltd.	16,200	395,642
Denso Corp.	45,800	1,783,644
Dentsu, Inc.@	24,200	572,642
DIC Corp.@	16,000	400,241
Dowa Holdings Co., Ltd.	9,600	290,734
Ebara Corp.	16,800	392,869
FUJIFILM Holdings Corp.	26,100	1,114,341
Fukuoka Financial Group, Inc.	18,000	283,566
Fukuyama Transporting Co., Ltd.@	4,300	150,336
Fuyo General Lease Co., Ltd.	800	44,381
Glory Ltd.	5,100	115,721
Hachijuni Bank Ltd. (The)	48,000	181,820
Hankyu Hanshin Holdings, Inc.	44,300	1,495,471
Haseko Corp.	22,300	280,467
Heiwa Corp.	14,000	233,647
Hino Motors Ltd.	25,900	174,626
Hitachi Capital Corp.	9,900	217,667
Hitachi Ltd.	116,700	3,677,982
Hitachi Metals Ltd.	26,500	314,883
Honda Motor Co., Ltd.	260,600	6,650,459
Ibiden Co., Ltd.	17,800	518,463
Idemitsu Kosan Co., Ltd.	32,600	690,495
IHI Corp.	7,700	111,105
Iida Group Holdings Co., Ltd.	36,900	564,222
Inpex Corp.	144,500	892,494
Isetan Mitsukoshi Holdings Ltd.	26,300	150,529
Isuzu Motors Ltd.	67,000	603,946
ITOCHU Corp.	77,600	1,668,427
Itoham Yonekyu Holdings, Inc.	22,300	134,037
Iyo Bank Ltd. (The)@	19,600	119,442
J. Front Retailing Co., Ltd.	51,400	341,794
Japan Post Holdings Co., Ltd.	71,600	508,411
JFE Holdings, Inc.	91,300	652,777
JGC Corp.	16,300	171,190
JSR Corp.	33,300	641,482
JTEKT Corp.	49,700	385,264
JX Holdings, Inc.	363,600	1,286,364
K's Holdings Corp.	32,000	435,064
Kajima Corp.	54,000	642,149
Kamigumi Co., Ltd.	15,700	307,384
Kandenko Co., Ltd.	16,400	139,280
Kaneka Corp.	16,000	414,911
Kawasaki Heavy Industries Ltd.	32,800	470,850
Kokuyo Co., Ltd.	11,900	143,494
Komatsu Ltd.	66,800	1,363,221
Konica Minolta, Inc.	109,400	376,909
Kuraray Co., Ltd.	76,400	796,018
Kurita Water Industries Ltd.	3,100	85,873
Kyushu Financial Group, Inc.	44,870	189,079
Lintec Corp.	4,200	99,501
LIXIL Group Corp.	45,500	634,619
Mabuchi Motor Co., Ltd.	5,100	162,010
Maeda Corp.	7,100	53,986
Maeda Road Construction Co., Ltd.	4,100	77,159
Marubeni Corp.	203,100	916,983
Mazda Motor Corp.	99,800	597,090
Mebuki Financial Group, Inc.	83,070	192,336
Medipal Holdings Corp.	25,300	486,435
Mitsubishi Chemical Holdings Corp.	185,800	1,079,610
Mitsubishi Corp.	121,400	2,552,239
Mitsubishi Gas Chemical Co., Inc.	36,300	547,988
Mitsubishi Heavy Industries Ltd.	42,400	998,594
Mitsubishi Logistics Corp.	2,500	64,344
Mitsubishi Materials Corp.	21,600	455,105
Mitsubishi Motors Corp.	126,800	312,376
Mitsubishi UFJ Financial Group, Inc.	206,400	805,911
Mitsubishi UFJ Financial Group, Inc., ADR	584,899	2,298,653
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	520,509
Mitsui Chemicals, Inc.	47,200	982,250
Mitsui Fudosan Co., Ltd.	43,800	774,588
Mitsui OSK Lines Ltd.	24,600	434,701
Mizuho Financial Group, Inc.	1,166,400	1,428,091
MS&AD Insurance Group Holdings, Inc.	43,428	1,190,927
Nagase & Co., Ltd.	10,200	126,868
NEC Corp.	47,700	2,283,945
NGK Insulators Ltd.	22,300	307,316
NGK Spark Plug Co., Ltd.	10,600	151,576
NH Foods Ltd.	15,533	622,183
NHK Spring Co., Ltd.	42,200	272,800
Nikon Corp.	50,800	424,372
Nippo Corp.	11,000	277,305
Nippon Electric Glass Co., Ltd.@	11,500	179,463
Nippon Express Co., Ltd.	21,600	1,116,258
Nippon Kayaku Co., Ltd.	11,700	121,903
Nippon Paper Industries Co., Ltd.	16,500	230,442
Nippon Shokubai Co., Ltd.	4,600	240,278
Nippon Steel Sumitomo Metal Corp.	76,327	716,438
Nippon Yusen KK	32,300	453,501
Nipro Corp.	14,600	160,908
Nissan Motor Co., Ltd.	310,600	1,148,335
Nitto Denko Corp.	1,300	73,443
NOK Corp.	19,900	245,674
Nomura Holdings, Inc.	175,700	784,975
Nomura Real Estate Holdings, Inc.	23,700	438,990
NSK Ltd.	84,600	626,028

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Obayashi Corp.	113,200	$1,056,778
Oji Holdings Corp.	226,000	1,048,632
Panasonic Corp.	128,500	1,118,209
Rengo Co., Ltd.	35,400	287,855
Resona Holdings, Inc.	246,400	839,323
Ricoh Co., Ltd.	118,700	845,384
Rohm Co., Ltd.	9,500	628,201
Sawai Pharmaceutical Co., Ltd.	3,200	164,186
Seiko Epson Corp.	8,700	99,348
Seino Holdings Co., Ltd.	20,400	266,395
Sekisui Chemical Co., Ltd.	16,000	228,497
Sekisui House Ltd.	81,800	1,554,939
Shimizu Corp.	68,400	560,630
Shinsei Bank Ltd.@	18,500	222,394
Shizuoka Bank Ltd. (The)	58,000	372,253
Showa Denko KK@	14,000	313,258
SoftBank Group Corp.	81,200	4,098,541
Sojitz Corp.	179,100	389,799
Sompo Holdings, Inc.	37,143	1,275,194
Subaru Corp.	39,300	815,846
Sumitomo Chemical Co., Ltd.	471,000	1,404,603
Sumitomo Corp.	102,000	1,166,187
Sumitomo Electric Industries Ltd.	181,800	2,086,975
Sumitomo Forestry Co., Ltd.	33,800	423,537
Sumitomo Heavy Industries Ltd.	26,000	564,668
Sumitomo Metal Mining Co., Ltd.	31,000	863,894
Sumitomo Mitsui Financial Group, Inc.	172,700	4,849,515
Sumitomo Mitsui Trust Holdings, Inc.	24,900	697,592
Sumitomo Realty & Development Co., Ltd.	17,600	482,971
Sumitomo Rubber Industries Ltd.@	42,800	420,964
Suzuken Co., Ltd.	1,100	40,954
Suzuki Motor Corp.	19,500	660,445
T&D Holdings, Inc.	88,400	754,030
Taiheiyo Cement Corp.	25,000	576,985
Takashimaya Co., Ltd.@	23,500	195,879
Takeda Pharmaceutical Co. Ltd.	44,373	1,581,360
TDK Corp.	9,000	890,206
Teijin Ltd.	53,199	844,483
THK Co., Ltd.	8,300	204,781
Toda Corp.	28,000	180,227
Toho Holdings Co., Ltd.	8,800	163,571
Tokai Carbon Co. Ltd.@	21,300	199,438
Tokio Marine Holdings, Inc.	20,400	887,605
Tokyo Tatemono Co., Ltd.@	37,600	430,411
Tokyu Fudosan Holdings Corp.	132,300	617,543
Toray Industries, Inc.	166,100	780,697
Tosoh Corp.	58,300	793,711
Toyo Seikan Group Holdings Ltd.	30,500	343,487
Toyoda Gosei Co., Ltd.	15,300	317,690
Toyota Motor Corp.	131,890	8,259,691
Toyota Motor Corp., ADR@	40,897	5,137,890
Toyota Tsusho Corp.	46,800	1,182,840
TS Tech Co., Ltd.	7,000	191,702
Ube Industries Ltd.	24,700	423,657
Wacoal Holdings Corp.	1,700	31,379
Yamada Denki Co., Ltd.	93,100	461,297
Yamaha Motor Co., Ltd.	37,200	581,557
Yokohama Rubber Co., Ltd. (The)@	27,600	387,001
Zeon Corp.	28,500	261,574
		128,933,764
Luxembourg — 0.1%
SES SA	60,528	413,459
Netherlands — 4.6%
ABN AMRO Group NV±	42,957	369,978
Aegon NV	149,127	444,495
Akzo Nobel NV	2,244	201,035
ArcelorMittal@*	53,718	576,394
ArcelorMittal*=	1,708	17,980
Fiat Chrysler Automobiles NV*	202,005	2,029,863
Fiat Chrysler Automobiles NV@*	52,894	541,635
Heineken NV	18,388	1,695,270
ING Groep NV	386,479	2,691,227
Koninklijke Ahold Delhaize NV	237,160	6,464,057
Koninklijke DSM NV	38,309	5,302,546
Koninklijke Philips NV*	22,433	1,050,762
Koninklijke Philips NV*	18,483	862,189
Koninklijke Vopak NV	10,435	551,953
NN Group NV	46,074	1,547,747
Randstad Holding NV	16,773	747,371
		25,094,502
New Zealand — 0.2%
Auckland International Airport Ltd.	143,857	609,899
EBOS Group Ltd.	14,412	200,974
Fletcher Building Ltd.	104,034	248,393
Ryman Healthcare Ltd.	16,629	140,357
		1,199,623
Norway — 0.8%
DNB ASA	140,787	1,859,072
Norsk Hydro ASA*	174,914	482,841
SpareBank 1 SR-Bank ASA*	25,719	186,775
Statoil ASA	43,535	617,842
Storebrand ASA*	56,200	289,663
Subsea 7 SA*	28,831	181,518
Yara International ASA	14,514	503,491
		4,121,202
Portugal — 0.1%
Banco Espirito Santo SA*§	414,564	—
EDP Renovaveis SA	32,371	447,336
		447,336
Singapore — 1.0%
BOC Aviation Ltd.±	47,800	305,284
CapitaLand Ltd.*	430,800	902,652
City Developments Ltd.	103,600	625,942
Frasers Centrepoint Ltd.	23,300	21,066
Keppel Corp. Ltd.@	379,500	1,623,005
Olam International Ltd.	82,000	81,788
Oversea-Chinese Banking Corp. Ltd.	83,765	540,962

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Singapore (Continued)
Singapore Airlines Ltd.	397,349	$1,063,513
United Industrial Corp. Ltd.	63,243	99,838
UOL Group Ltd.	47,218	230,059
Wilmar International Ltd.	83,700	245,647
		5,739,756
Spain — 1.3%
Banco Bilbao Vizcaya
Argentaria SA	530,653	1,826,721
Banco Bilbao Vizcaya Argentaria
SA, ADR@	125,867	427,948
Banco de Sabadell SA	238,503	82,826
Banco Santander SA*	1,672,553	4,086,130
CaixaBank SA	63,253	135,058
Naturgy Energy Group SA@	14,411	268,200
Repsol SA@	44,164	386,328
		7,213,211
Sweden — 2.7%
BillerudKorsnas AB	26,684	382,153
Boliden AB	68,429	1,556,840
Dometic Group AB@*±	22,074	197,899
Getinge AB, B Shares@	21,260	394,481
Holmen AB*	16,178	515,990
Husqvarna AB, Class B	21,106	172,822
ICA Gruppen AB@	15,599	739,589
Intrum AB@	10,769	197,624
Millicom International Cellular SA	12,736	333,223
Peab AB*	3,201	26,314
SKF AB	68,707	1,276,708
SSAB AB, A Shares*	32,802	90,293
SSAB AB, B Shares*	185,078	1,602,863
SSAB AB, Series B*	71,560	189,686
Svenska Cellulosa AB, Series A*	244	2,844
Svenska Cellulosa AB, Series B*	83,778	996,180
Svenska Handelsbanken AB,
A Shares*	96,474	915,645
Svenska Handelsbanken AB,
B Shares*	1,918	19,142
Swedbank AB, A Shares*	62,395	799,507
Tele2 AB, B Shares	8,541	113,245
Telia Co. AB	343,398	1,282,463
Trelleborg AB*	39,848	580,089
Volvo AB, Series A*	21,144	324,936
Volvo AB, Series B*	134,294	2,102,712
		14,813,248
Switzerland — 10.8%
ABB Ltd.	144,630	3,256,064
Adecco Group SA	36,654	1,720,024
Alcon, Inc.*µ	31,115	1,785,225
Alcon, Inc.@*	3,914	224,350
Baloise Holding AG	9,202	1,380,130
Banque Cantonale Vaudoise	1,730	168,170
Chocoladefabriken Lindt &
Spruengli AG	1	85,915
Cie Financiere Richemont SA	62,281	3,973,047
Clariant AG@*	5,547	108,955
Credit Suisse Group AG	129,912	1,343,477
Helvetia Holding AG	2,160	201,421
Julius Baer Group Ltd.	38,000	1,590,269
LafargeHolcim Ltd.	56,614	2,480,392
Lonza Group AG	9,923	5,238,783
Novartis AG	155,578	13,533,948
Novartis AG, ADR	19,570	1,709,244
Swatch Group AG (The)µ	9,394	367,451
Swatch Group AG (The)@µ	2,673	533,500
Swiss Life Holding AG	4,192	1,553,002
Swiss Prime Site AG	1,574	145,530
Swiss Re AG	27,273	2,103,082
Swisscom AG	4,128	2,160,616
UBS Group AG	364,408	4,194,279
Vifor Pharma AG	3,119	469,274
Zurich Insurance Group AG	23,631	8,335,511
		58,661,659
United Kingdom — 12.7%
Anglo American PLC	157,388	3,645,696
Antofagasta PLC	11,948	138,810
Aviva PLC	824,208	2,794,213
Barclays PLC, ADR@	347,640	1,967,642
Barratt Developments PLC	217,526	1,336,632
BP PLC	350,960	1,335,935
BP PLC, ADR@	347,274	8,098,430
British American Tobacco PLC	179,302	6,897,367
British American Tobacco PLC,
ADR@	2,004	77,795
BT Group PLC	346,294	489,381
Carnival PLC	7,715	94,239
Coca-Cola European Partners
PLC@	7,976	301,987
Glencore PLC	1,526,564	3,238,740
GVC Holdings PLC	14,764	135,486
HSBC Holdings PLC	119,297	559,650
HSBC Holdings PLC, ADR@	217,366	5,071,149
Investec PLC	102,451	205,020
J Sainsbury PLC	422,622	1,092,902
Kingfisher PLC	420,977	1,151,765
Lloyds Banking Group PLC	8,493,662	3,281,013
Lloyds Banking Group PLC, ADR@	376,801	565,202
M&G PLC	193,217	401,140
Melrose Industries PLC	351,390	496,365
Ninety One PLC*	51,225	130,754
Pearson PLC@	17,918	127,840
Phoenix Group Holdings PLC	42,251	337,155
Royal Bank of Scotland Group PLC	105,541	159,024
Royal Bank of Scotland Group PLC,
ADR@	162,939	496,964
Royal Dutch Shell PLC, ADR,
Class A@	182,057	5,951,443
Royal Dutch Shell PLC, ADR,
Class B	234,561	7,142,382
Standard Chartered PLC	186,070	1,014,692
Standard Life Aberdeen PLC	101,450	336,391
Tesco PLC	28,781	81,346
Vodafone Group PLC	4,677,355	7,468,356

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Whitbread PLC*	5,727	157,680
WM Morrison Supermarkets PLC	445,248	1,051,278
WPP PLC	166,889	1,304,446
WPP PLC, ADR@	8,470	331,431
		69,467,741
United States — 0.1%
Ovintiv, Inc.@	19,844	189,510
Ovintiv, Inc.@	18,556	176,457
		365,967
TOTAL COMMON STOCKS
(Identified Cost $611,302,156)		534,352,160

PREFERRED STOCKS — 1.3%
Germany — 1.2%
Bayerische Motoren Werke
AG, 6.210%	11,127	539,801
Porsche Automobil Holding
SE, 3.200%	17,284	993,454
Volkswagen AG, 2.680%	35,751	5,420,031
		6,953,286
Italy — 0.1%
Telecom Italia SpA, 8.060%	711,381	275,737

TOTAL PREFERRED STOCKS
(Identified Cost $10,696,107)		7,229,023

RIGHTS AND WARRANTS — 0.0%
Spain — 0.0%
Repsol SA Right@*	44,164	21,500
TOTAL RIGHTS AND WARRANTS
(Identified Cost $24,585)		21,500

SHORT-TERM INVESTMENTS — 3.1%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 0.116%	294,775	294,775

Collateral For Securities On Loan — 3.0%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.130%	16,787,310	16,787,310

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $17,082,085)		17,082,085

Total Investments — 102.4%
(Identified Cost $639,104,933)		558,684,768

Liabilities, Less Cash and Other
Assets — (2.4%)		(13,208,348)
Net Assets — 100.0%		$545,476,420

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $54,588,665.
▲	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2020 amounted to $2,509,702 or 0.46% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt

Ten largest industry holdings as of June 30, 2020
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	16.4%
Oil, Gas & Consumable Fuels	10.5%
Automobiles	9.1%
Insurance	8.4%
Metals & Mining	5.2%
Chemicals	5.2%
Pharmaceuticals	4.2%
Auto Components	3.4%
Real Estate Management & Development	2.9%
Capital Markets	2.3%

Country Weightings as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
MUTUAL FUNDS — 100.2%
Other — 100.2%
DFA International Small
Company Portfolio£	17,116,135	$272,488,867

TOTAL MUTUAL FUNDS
(Identified Cost $200,738,704)		272,488,867

Total Investments — 100.2%
(Identified Cost $200,738,704)		272,488,867

Liabilities, Less Cash and Other
Assets — (0.2%)		(430,320)
Net Assets — 100.0%		$272,058,547

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 97.7%
Brazil — 4.4%
Banco Bradesco SA	35,883	$125,107
Banco Bradesco SA, ADR	112,711	429,429
Banco do Brasil SA	61,544	363,848
Banco Santander Brasil SA	29,897	154,045
Banco Santander Brasil SA, ADR@	200	1,044
Camil Alimentos SA	17,192	35,471
Cia Brasileira de Distribuicao	3,300	43,073
Cogna Educacao	134,331	163,279
Embraer SA, ADR*	18,374	109,877
Enauta Participacoes SA	13,118	24,943
Ez Tec Empreendimentos e
Participacoes SA	11,543	84,692
Gerdau SA, ADR@	102,151	302,367
International Meal Co.,
Alimentacao SA*	12,167	8,949
Iochpe Maxion SA	16,997	42,257
JBS SA	22,851	88,873
JHSF Participacoes SA	20,831	27,197
Petroleo Brasileiro SA	387,748	1,592,889
Restoque Comercio e Confeccoes
de Roupas SA*	1,622	2,058
SLC Agricola SA	15,358	66,650
Tupy SA	9,747	34,234
Usinas Siderurgicas de Minas
Gerais SA	9,100	13,538
Vale SA	363,589	3,738,787
		7,452,607
Canada — 0.0%
Atlas Corp.	6,910	52,516

Chile — 0.7%
Besalco SA	22,668	11,538
CAP SA*	1,549	10,032
Cencosud SA	141,787	198,509
Empresas CMPC SA	64,837	128,821
Empresas COPEC SA	25,401	170,391
Enel Americas SA	1,544,476	233,157
Enel Chile SA, ADR	10,993	41,444
Enersis Americas SA, ADR	14,495	108,857
ENTEL Chile SA	13,467	86,894
Grupo Security SA	60,409	10,811
Inversiones Aguas Metropolitanas SA	40,036	34,460
Itau CorpBanca	8,900,248	24,044
Latam Airlines Group SA, ADR*@	13,696	18,490
Masisa SA*	174,355	3,326
PAZ Corp. SA	9,073	6,826
Ripley Corp. SA	104,950	34,115
Salfacorp SA	43,600	22,879
Sigdo Koppers SA	27,803	27,282
SMU SA	147,411	27,234
Sociedad Matriz SAAM SA	550,961	35,886
Socovesa SA	38,881	11,016
SONDA SA	26,216	17,235
		1,263,247
China — 29.1%
361 Degrees International Ltd.	71,000	9,161
Agile Group Holdings Ltd.	131,091	154,255
Agricultural Bank of China Ltd.,
H Shares	1,888,000	760,023
Air China Ltd., Class H	182,000	108,489
Ajisen China Holdings Ltd.	37,000	5,108
Aluminum Corp. of China Ltd.,
H Shares*	290,000	54,255
Angang Steel Co., Ltd., H Shares@	142,999	34,871
Anhui Conch Cement Co., Ltd.,
H Shares	11,500	77,453
Anton Oilfield Services Group	226,000	13,413
Apex International Co., Ltd.	15,000	35,130
Asia Cement China Holdings Corp.	40,000	39,223
AviChina Industry & Technology Co.,
Ltd. H Shares	254,000	115,030
BAIC Motor Corp., Ltd., H Shares±	145,000	62,673
Baidu, Inc. ADR*	14,367	1,722,460
Bank of China Ltd., H Shares	5,805,902	2,149,918
Bank of Chongqing Co., Ltd.,
H Shares	46,500	23,279
Bank of Communications Co., Ltd.,
H Shares	565,400	348,702
BBMG Corp., H Shares	184,000	35,848
Beijing Capital International Airport Co.,
Ltd., H Shares	174,000	108,883
Beijing Capital Land Ltd., H Shares	150,000	28,256
Beijing Enterprises Clean Energy
Group Ltd.*	260,000	1,409
Beijing Enterprises Holdings Ltd.	46,000	153,719
Beijing Enterprises Water Group Ltd.	448,000	174,564
Beijing North Star Co., Ltd., Class H	100,000	21,934
Brilliance China Automotive
Holdings Ltd.	178,000	159,386
BYD Electronic International Co.,
Ltd.@	61,500	140,766
C C Land Holdings Ltd.	106,500	24,322
CAR, Inc.*	44,000	13,228
Central China Real Estate Ltd.	56,000	26,084
CGN Meiya Power Holdings Co.,
Ltd.*	152,000	29,221
Chaowei Power Holdings Ltd.	71,000	31,330
China Aircraft Leasing Group
Holdings Ltd.	16,000	12,985
China Aoyuan Group Ltd.	103,000	124,522
China BlueChemical Ltd., H Shares	192,000	28,489
China Cinda Asset Management
Co., Ltd., Class H	561,000	110,021
China Citic Bank Corp., Ltd.,
H Shares	709,000	309,196
China Coal Energy Co., Ltd.,
H Shares	158,000	35,879
China Communication Services Corp.,
Ltd., H Shares	157,600	98,011
China Communications Construction
Co., Ltd., H Shares	279,000	157,310
China Conch Venture Holdings Ltd.	43,000	181,421
China Construction Bank Corp.,
H Shares	8,362,810	6,765,347

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China COSCO Holdings Co., Ltd.,
H Shares*	168,000	$48,338
China Development Bank Financial
Leasing Co., Ltd., H Shares±	128,000	17,176
China Dongxiang Group Co., Ltd	218,000	19,408
China Eastern Airlines Corp. Ltd.*@	403	7,302
China Eastern Airlines Corp., Ltd.,
H Shares*	142,000	50,567
China Energy Engineering Corp., Ltd.,
H Shares	152,000	14,317
China Everbright Bank Co., Ltd.,
H Shares	241,000	90,486
China Everbright Greentech Ltd.±	32,000	12,593
China Everbright Ltd.	88,000	127,393
China Evergrande Group@	200,000	516,096
China Foods Ltd.	46,000	17,449
China Galaxy Securities Co., Ltd.,
H Shares@	176,000	95,147
China Harmony New Energy Auto
Holding Ltd.@	62,000	30,798
China High Speed Transmission
Equipment Group Co., Ltd.	23,000	13,354
China Hongqiao Group Ltd.	162,500	72,124
China Huarong Asset Management Co.,
Ltd. Class H±	681,000	68,535
China Huiyuan Juice Group Ltd.*§	84,500	—
China International Capital Corp., Ltd.,
H Shares*@±	84,000	164,955
China International Marine Containers
Group Co., Ltd., Class H	49,640	40,350
China Jinmao Holdings Group Ltd.	334,000	234,862
China Lesso Group Holdings Ltd.	81,000	105,345
China Lilang Ltd.	31,000	16,639
China Lumena New Materials
Corp.*@§~	5,599	—
China Machinery Engineering Corp.,
Class H	57,000	15,003
China Maple Leaf Educational
Systems Ltd.@	160,000	48,719
China Merchants Bank Co., Ltd.,
H Shares	13,500	62,096
China Merchants Land Ltd.	118,000	18,118
China Merchants Port Holdings
Co., Ltd.	134,421	158,867
China Merchants Securities Co. Ltd.
H Shares±	8,200	9,183
China Minsheng Banking Corp., Ltd.,
H Shares	567,380	389,454
China Mobile Ltd.	641,500	4,328,811
China Mobile Ltd. ADR	17,270	580,963
China Molybdenum Co., Ltd.,
H Shares	21,000	6,855
China National Building Material Co.,
Ltd., H Shares	440,850	469,262
China Oil & Gas Group Ltd.	200,000	6,271
China Oilfield Services Ltd.,
H Shares	180,000	161,641
China Oriental Group Co., Ltd.	122,000	33,213
China Overseas Grand Oceans
Group Ltd.	131,500	74,144
China Overseas Land &
Investment Ltd.	414,000	1,252,603
China Pacific Insurance Group Co. Ltd.
H Shares	61,800	165,055
China Petroleum & Chemical Corp.,
H Shares	2,634,400	1,097,879
China Railway Construction Corp., Ltd.,
H Shares	204,500	160,687
China Railway Group Ltd., H Shares	326,000	167,406
China Railway Signal & Communication
Corp. Ltd. H Shares±	77,000	33,083
China Reinsurance Group Corp.,
H Shares	323,000	32,923
China Resources Cement
Holdings Ltd.	238,000	291,416
China Resources Land Ltd.	366,000	1,385,988
China Resources Medical Holdings
Co., Ltd.	52,500	29,940
China Resources Pharmaceutical
Group Ltd.±	134,500	77,571
China Sanjiang Fine
Chemicals Co., Ltd.	44,000	11,922
China SCE Group Holdings Ltd.	170,000	73,698
China Shanshui Cement Group Ltd.*	53,000	13,813
China Shenhua Energy Co., Ltd.	358,000	559,830
China Shineway Pharmaceutical
Group Ltd.	36,000	23,735
China South City Holdings Ltd.	308,000	31,394
China Southern Airlines Co., Ltd.,
H Shares*@	170,000	75,234
China State Construction International
Holdings Ltd.	204,000	118,970
China Taiping Insurance
Holdings Co., Ltd.	137,800	220,821
China Tianrui Group
Cement Co., Ltd.*	11,000	11,340
China Traditional Chinese Medicine
Holdings Co., Ltd.	228,000	110,021
China Travel International Investment
Hong Kong Ltd.	180,000	25,547
China Unicom Hong Kong Ltd.	92,000	49,736
China Unicom Hong Kong Ltd.,
ADR@	60,196	328,068
China Vanke Co., Ltd., Class H	126,700	400,510
China Yongda Automobiles Services
Holdings Ltd.*	72,000	86,487
China Yurun Food Group Ltd.*	23,000	1,454
China ZhengTong Auto Services
Holdings Ltd.@	74,500	10,670
China Zhongwang Holdings Ltd.	154,000	29,010
Chinasoft International Ltd.*	72,000	39,388
Chongqing Rural Commercial
Bank Co., Ltd., H Shares	226,000	88,936
CIFI Holdings Group Co., Ltd.@	252,071	196,440
CIMC Enric Holdings Ltd.	74,000	29,312
CITIC Ltd.	593,000	557,002
Citic Resources Holdings Ltd.*	150,000	4,838
CITIC Securities Co., Ltd., Class H	23,000	43,504
CNOOC Ltd.	1,926,000	2,142,071

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
CNOOC Ltd. Spon ADR	1,769	$199,614
Cogobuy Group*±	40,000	6,916
Concord New Energy Group Ltd.	420,000	17,612
Consun Pharmaceutical Group Ltd.	23,000	9,496
COSCO SHIPPING Development Co.,
Ltd., H Shares	324,200	30,954
COSCO SHIPPING Energy
Transportation Co., Ltd., H Shares	86,000	38,392
COSCO SHIPPING Ports Ltd.	84,383	45,292
Country Garden Holdings Co., Ltd.	816,000	1,002,299
CP Pokphand Co., Ltd.	262,000	22,649
CPMC Holdings Ltd.@	53,000	20,036
CSR Corp., Ltd. - Class H	303,000	127,838
CT Environmental Group Ltd.*@§	98,000	806
Digital China Holdings Ltd.	26,000	16,807
Dongfang Electric Corp. Ltd. H Shares	29,800	15,572
Dongfeng Motor Group Co., Ltd.,
H Shares	184,000	109,918
Dongyue Group Ltd.	82,000	33,327
Everbright Securities Co., Ltd.,
Class H±	16,000	11,561
Fang Holdings Ltd.*	570	6,462
Fantasia Holdings Group Co., Ltd.*	142,500	26,660
Far East Horizon Ltd.	200,000	169,796
Fosun International Ltd.	196,500	249,983
Fufeng Group Ltd.	153,000	48,759
GCL-Poly Energy Holdings Ltd.*@	1,105,000	31,223
Gemdale Properties & Investment
Corp., Ltd.	442,000	81,551
General Interface Solution Holding Ltd.	30,000	114,389
GF Securities Co., Ltd., Class H	75,800	81,174
GOME Retail Holdings Ltd.*@	570,000	94,871
Grand Baoxin Auto Group Ltd.*	23,000	3,472
Great Wall Motor Co., Ltd., H Shares	259,000	161,739
Greatview Aseptic Packaging Co. Ltd.	25,000	8,838
Greenland Hong Kong Holdings Ltd.	112,000	39,595
Greentown China Holdings Ltd.	48,000	47,935
Guangshen Railway Co., Ltd., ADR@	2,674	24,360
Guangzhou Automobile Group
Co., Ltd., H Shares	188,000	135,594
Guangzhou R&F Properties Co., Ltd.,
H Shares	144,800	168,518
Guorui Properties Ltd.	63,000	9,429
Guotai Junan Securities Co., Ltd.±	29,000	40,111
Haitian International Holdings Ltd.	23,000	46,709
Haitong Securities Co., Ltd., Class H	169,600	136,984
Harbin Electric Co., Ltd., H Shares*	54,000	21,041
HC Group, Inc.*	70,500	11,643
Hengdeli Holdings Ltd.	184,000	7,834
Hi Sun Technology China Ltd.*	72,000	8,082
Honghua Group Ltd.*	125,000	3,903
Hopson Development Holdings Ltd.	58,000	60,316
Hua Han Health Industry
Holdings Ltd.*§	640,000	—
Hua Hong Semiconductor Ltd.*@±	43,000	149,242
Huatai Securities Co., Ltd., Class H±	58,600	93,300
Industrial & Commercial Bank of
China Ltd., H Shares	5,753,000	3,488,691
Jiangxi Copper Co., Ltd., H Shares	82,000	82,630
Jiayuan International Group Ltd.	48,000	19,818
JinkoSolar Holding Co., Ltd. ADR*@	4,223	74,789
Joy City Property Ltd.	226,000	14,580
JOYY, Inc.*	3,947	349,507
Ju Teng International Holdings Ltd.	56,000	20,448
Kaisa Group Holdings Ltd.	270,000	101,722
Kasen International Holdings Ltd.*	35,000	4,380
Kingboard Chemical Holdings Ltd.	71,500	185,427
Kingboard Laminates Holdings Ltd.	103,000	103,525
Kunlun Energy Co., Ltd.	378,000	244,831
KWG Property Holding Ltd.	130,000	218,386
Lee & Man Paper Manufacturing Ltd.	104,000	55,821
Legend Holdings Corp., H Shares±	23,300	27,207
Lenovo Group Ltd.	488,000	270,114
Logan Group Co., Ltd.	33,000	58,417
Longfor Properties Co., Ltd.±	40,500	192,559
Lonking Holdings Ltd.	158,000	47,907
Luye Pharma Group Ltd.±	102,500	62,685
LVGEM China Real Estate
Investment Co. Ltd.	12,000	3,638
Maoye International Holdings Ltd.	82,000	3,915
Metallurgical Corp., of China Ltd.,
H Shares	139,000	22,059
Mingfa Group
International Co., Ltd.*§	91,000	—
Minth Group Ltd.	72,000	204,838
MMG Ltd.*	128,000	26,424
Momo, Inc.	2,363	41,305
New China Life Insurance Co. Ltd.
H Shares	10,300	34,486
Nexteer Automotive Group Ltd.	69,000	47,362
Nine Dragons Paper Holdings Ltd.	173,000	156,471
Orient Securities Co., Ltd., Class H±	52,400	28,936
Panda Green Energy Group Ltd.*	310,000	5,400
PAX Global Technology Ltd.	52,000	22,610
PetroChina Co., Ltd., H Shares	2,160,000	716,238
PICC Property & Casualty Co., Ltd.,
H Shares	436,000	359,466
Poly Property Group Co., Ltd.	186,000	55,916
Postal Savings Bank of China Co., Ltd.,
Class H±	597,000	342,771
Pou Sheng International
Holdings Ltd.*	111,000	25,493
Powerlong Real Estate Holdings Ltd.	143,000	80,075
Qingling Motors Co., Ltd.,Class H	84,000	15,282
Qudian, Inc.*@	3,805	6,469
Red Star Macalline Group Corp., Ltd.,
H Shares@±	35,701	19,991
Ronshine China Holdings Ltd.*	43,500	38,278
Sany Heavy Equipment International
Holdings Co. Ltd.	61,000	28,255
Seazen Group Ltd.*	152,000	131,986
Semiconductor Manufacturing
International Corp.*@	203,800	709,967

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shandong Chenming Paper
Holdings Ltd., H Shares	35,250	$12,644
Shanghai Electric Group Co., Ltd.,
H Shares*	166,000	47,120
Shanghai Industrial Holdings Ltd.	45,000	69,208
Shanghai Industrial Urban
Development Group Ltd.	265,000	30,430
Shanghai Jin Jiang International Hotels
Group Co., Ltd., H Shares	148,000	26,161
Shanghai Pharmaceuticals Holding Co.,
Ltd., Class H	52,300	87,858
Shenzhen International Holdings Ltd.	99,337	158,160
Shenzhen Investment Ltd.	323,060	102,122
Shimao Property Holdings Ltd.	128,500	543,810
Shoucheng Holdings Ltd.	134,400	26,531
Shougang Fushan Resources
Group Ltd.	176,000	36,787
Shui On Land Ltd.	280,000	46,965
Sihuan Pharmaceutical Holdings
Group Ltd.	328,000	31,317
SINA Corp.*	6,470	232,338
Sino-Ocean Land Holdings Ltd.	293,712	70,486
Sinofert Holdings Ltd.*	244,000	21,722
Sinopec Engineering Group Co., Ltd.,
H Shares	111,000	47,261
Sinopec Kantons Holdings Ltd.	90,000	34,488
Sinopec Shanghai Petrochemical Co.,
Ltd.,Class H	248,000	59,516
Sinopharm Group Co. Ltd. H Shares	130,400	333,802
Sinotrans Ltd., H Shares	145,000	29,372
Sinotruk Hong Kong Ltd.	67,000	173,324
Skyworth Digital Holdings Ltd.*@	158,477	44,371
SOHO China Ltd.*	153,500	53,870
Sunac China Holdings Ltd.	114,000	477,298
TCL Electronics Holdings Ltd.	38,667	18,908
Texhong Textile Group Ltd.	18,000	14,399
Tiangong International Co., Ltd.	42,000	13,548
Tianjin Port Development
Holdings Ltd.	180,000	12,541
Tianneng Power International Ltd.@	74,000	126,031
Tomson Group Ltd.	24,000	5,264
Tongda Group Holdings Ltd.	340,000	20,179
Trip.com Group Ltd. ADR*	33,372	865,002
Truly International Holdings Ltd.*	120,000	12,541
Universal Medical Financial & Technical
Advisory Services Co., Ltd.±	75,500	45,589
Wasion Group Holdings Ltd.	48,000	15,359
West China Cement Ltd.	198,000	36,021
Xiamen International Port Co., Ltd.,
Class H	94,000	7,641
Xingda International Holdings Ltd.	79,862	15,353
Xinjiang Goldwind Science &
Technology Co. Ltd. H Shares	30,200	25,873
Xinyuan Real Estate Co. Ltd.	4,102	8,983
Xtep International Holdings Ltd.	97,578	32,482
Yanzhou Coal Mining Co., Ltd.,
H Shares	186,000	138,951
Yiren Digital Ltd.*@	4,296	17,743
YuanShengTai Dairy Farm Ltd.*	226,000	13,559
Yuexiu Property Co., Ltd.	675,033	120,192
Yuzhou Properties Co., Ltd.	167,819	72,536
Zhong An Group Ltd.	89,000	2,526
Zhuzhou CRRC Times Electric Co.,
Ltd., Class H	40,200	102,179
Zoomlion Heavy Industry Science &
Technology Co., Ltd., H Shares*	85,800	66,089
		49,739,837
Colombia — 0.2%
Cementos Argos SA	31,937	28,895
Constructora Conconcreto SA*	52,618	5,041
Corp. Financiera Colombiana SA*	7,729	57,134
Grupo Argos SA	29,921	78,823
Grupo de Inversiones
Suramericana SA	22,033	109,285
Grupo Nutresa SA	3,353	18,648
		297,826
Czech Republic — 0.2%
CEZ, AS	14,199	302,855
Greece — 0.2%
Alpha Bank AE*	81,255	60,434
Bank of Greece	859	12,199
Ellaktor SA*	12,186	14,649
Eurobank Ergasias SA*	125,060	57,326
Hellenic Petroleum SA	3,804	25,429
Marfin Investment Group
Holdings SA*	45,244	3,060
Mytilineos Holdings SA	10,643	87,050
National Bank of Greece SA*	66,811	93,678
Piraeus Bank SA*	30,732	54,208
		408,033
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC*	48,906	288,299
Richter Gedeon Nyrt	7,991	165,304
		453,603
India — 12.5%
ACC Ltd.	4,759	84,145
Adani Enterprises Ltd.	12,586	26,038
Adani Gas Ltd.	14,303	28,983
Adani Ports & Special Economic
Zone Ltd.	15,271	70,000
Adani Transmissions Ltd.*	27,809	95,761
Aditya Birla Capital Ltd.*	44,000	36,947
Ambuja Cements Ltd.	41,841	107,396
Apollo Tyres Ltd.	37,992	54,343
Arvind Fashions Ltd.*	2,690	5,998
Arvind Ltd.	13,452	5,773
Ashok Leyland Ltd.	76,389	47,652
Aurobindo Pharma Ltd.	25,561	260,912
Axis Bank Ltd.	92,879	501,030

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Axis Bank Ltd. GDR	1,352	$36,166
Bajaj Holdings & Investment Ltd.	4,097	138,200
Balrampur Chini Mills Ltd.	15,439	27,605
Bank of Baroda*	66,538	42,917
Bharat Electronics Ltd.	74,073	86,725
Bharat Heavy Electricals Ltd.	96,730	45,993
Bharti Airtel Ltd.*	182,504	1,354,209
Birla Corp., Ltd.	3,237	24,909
Brigade Enterprises Ltd.	9,561	17,361
Cadila Healthcare Ltd.	21,220	99,350
Canara Bank*	19,961	26,609
Ceat Ltd.	3,536	42,624
Chambal Fertilizers and
Chemicals Ltd.	14,403	27,059
Cipla Ltd.	40,427	343,050
City Union Bank Ltd.	13,518	21,735
Cochin Shipyard Ltd.±	3,997	15,826
Container Corp. Of India Ltd.	7,508	41,565
Cyient Ltd.	7,451	27,237
Dalmia Bharat Ltd.*	939	8,457
DCB Bank Ltd.*	19,962	20,067
DCM Shriram Ltd.	4,319	18,133
Dilip Buildcon Ltd.±	2,860	10,339
Dishman Carbogen Amcis Ltd.	5,292	8,537
DLF Ltd.	37,826	74,496
Dr Reddy 's Laboratories Ltd., ADR	10,396	551,092
eClerx Services Ltd.	1,042	6,157
Edelweiss Financial Services Ltd.	37,825	31,461
EID Parry India Ltd.*	7,288	26,665
Escorts Ltd.	8,038	111,036
Exide Industries Ltd.	21,360	41,954
Federal Bank Ltd.	191,290	129,336
Finolex Cables Ltd.	3,726	14,064
Finolex Industries Ltd.	1,266	8,354
Firstsource Solutions Ltd.	20,730	9,774
Fortis Healthcare Ltd.*	29,585	47,686
GAIL India Ltd.	177,980	239,613
GAIL India Ltd., GDR	552	4,383
Gateway Distriparks Ltd.	5,474	6,068
General Insurance Corp. of India±	7,543	14,960
Glenmark Pharmaceuticals Ltd.	12,966	77,097
Godfrey Phillips India Ltd.	794	10,653
Granules India Ltd.	17,305	46,584
Grasim Industries Ltd.	23,232	189,862
Great Eastern Shipping Co.,
Ltd. (The)	4,320	12,187
Gujarat Alkalies & Chemicals Ltd.	2,551	11,254
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd.	4,596	9,338
Gujarat Pipavav Port Ltd.	19,498	19,678
Gujarat State Petronet Ltd.	17,561	51,285
Himachal Futuristic
Communications Ltd.	69,784	14,603
Hindalco Industries Ltd.	170,691	333,114
ICICI Bank Ltd.	15,316	71,404
ICICI Bank Ltd., ADR	93,780	871,216
Idea Cellular Ltd.*	856,414	120,232
IDFC Bank Ltd.*	81,058	27,591
IDFC Ltd.	78,818	19,260
IFCI Ltd.*	68,818	6,881
IIFL Holdings Ltd.	25,376	24,871
IIFL Securities Ltd.	25,376	14,519
IIFL Wealth Management Ltd.	3,625	49,211
India Cements Ltd. (The)	31,361	53,041
Indiabulls Housing Finance Ltd.	31,451	86,642
Indiabulls Real Estate Ltd.*	29,702	19,551
Indiabulls Ventures Ltd.	9,410	14,706
Indian Bank*	2,394	1,971
Inox Fluorochemicals Ltd.*	4,451	21,340
J Kumar Infraprojects Ltd.	2,087	2,644
Jagran Prakashan Ltd.	8,773	4,601
Jammu & Kashmir Bank Ltd. (The)*	24,690	5,919
Jindal Saw Ltd.	14,261	10,927
Jindal Steel & Power Ltd.*	46,366	99,175
JK Cement Ltd.	1,001	18,110
JM Financial Ltd.	26,872	24,984
JSW Energy Ltd.	46,779	29,088
JSW Steel Ltd.	128,898	322,827
Jubilant Life Sciences Ltd.	9,690	84,318
Kalpataru Power Transmission Ltd.	5,415	15,498
Karnataka Bank Ltd. (The)	28,407	15,689
Karur Vysya Bank Ltd. (The)	50,658	22,610
Kaveri Seed Co., Ltd.	2,043	15,559
KEC International Ltd.	2,756	9,799
KPIT Engineering Ltd.*	21,169	17,677
KPIT Technologies Ltd.*	21,169	25,093
KPR Mill Ltd.	1,232	7,915
KRBL Ltd.	2,340	7,624
L&T Finance Holdings Ltd.	64,219	56,178
Larsen & Toubro Ltd.	24,741	309,657
Larsen & Toubro Ltd. GDR	19,704	245,118
Laurus Labs Ltd.#±	2,957	20,400
LIC Housing Finance Ltd.	20,180	70,827
Lupin Ltd.	31,166	375,625
Maharashtra Scooters Ltd.	198	6,569
Mahindra & Mahindra Financial
Services Ltd.	38,086	84,592
Mahindra & Mahindra Ltd.	85,460	577,987
Mahindra & Mahindra Ltd., GDR	7,923	52,450
Mahindra CIE Automotive Ltd.*	6,907	10,703
Manappuram Finance Ltd.	30,034	60,304
Mphasis Ltd.	11,356	130,700
MRF Ltd.	116	103,089
Muthoot Finance Ltd.	11,793	170,248
Natco Pharma Ltd.	2,947	24,590
National Aluminium Co., Ltd.	66,123	27,980
Nava Bharat Ventures Ltd.	7,718	5,203
NCC Ltd.	58,777	22,653
Oberoi Realty Ltd.	8,568	41,334
PC Jeweller Ltd.*	7,610	1,678
Persistent Systems Ltd.	5,293	44,585
Petronet LNG Ltd.	18,380	63,317
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Piramal Enterprises Ltd.	9,868	$178,007
PNB Housing Finance Ltd.±	4,224	11,628
PNC Infratech Ltd.	4,201	7,968
Power Finance Corp. Ltd.	75,664	84,780
Prestige Estates Projects Ltd.	14,610	40,635
PTC India Ltd.	28,037	18,102
Punjab National Bank*	189,708	87,437
Quess Corp., Ltd.*±	2,433	11,786
Rain Industries Ltd.	7,350	7,384
Rajesh Exports Ltd.	7,411	45,686
Rashtriya Chemicals & Fertilizers Ltd.	7,262	4,458
Raymond Ltd.	3,276	12,040
RBL Bank Ltd.#±	23,980	55,215
Redington India Ltd.	28,950	33,722
Reliance Industries Ltd.	303,193	6,856,640
Reliance Industries Ltd., GDR#±	10,496	484,915
Repco Home Finance Ltd.	3,632	5,910
Rural Electrification Corp. Ltd.	101,826	145,719
Sadbhav Engineering Ltd.	4,946	2,964
Shilpa Medicare Ltd.	1,821	11,637
Shipping Corp. of India Ltd.*	14,166	10,694
Shriram City Union Finance Ltd.	2,635	23,278
Shriram Transport Finance Co., Ltd.	12,076	110,518
Sobha Ltd.	6,105	18,371
Somany Home Innovation Ltd.*	2,665	2,750
South Indian Bank Ltd. (The)	112,022	11,943
SRF Ltd.	2,051	97,981
State Bank of India*	62,809	148,946
State Bank of India Ltd., GDR*	2,800	65,940
Steel Authority of India Ltd.	89,762	36,260
Sterlite Technologies Ltd.	6,042	8,762
Strides Shasun Ltd.	5,470	29,696
Sun Pharmaceutical Industries Ltd.	38,050	238,317
Sun TV Network Ltd.	3,649	19,477
Sunteck Realty Ltd.	5,951	14,999
Tata Chemicals Ltd.	10,372	42,784
Tata Global Beverages Ltd.	36,420	187,156
Tata Motors Ltd.*@	5,579	36,654
Tata Motors Ltd.*	190,099	248,627
Tata Steel Ltd.	55,068	238,677
Thomas Cook India Ltd.	3,507	1,236
TI Financial Holdings Ltd.*	2,985	11,947
Time Technoplast Ltd.	13,782	6,799
Tube Investments of India Ltd.	2,032	11,949
TV18 Broadcast Ltd.*	55,772	24,930
Uflex Ltd.	3,166	8,774
Union Bank of India*	36,541	15,390
UPL Ltd.	6,239	35,267
Vedanta Ltd.	158,002	222,447
Vedanta Ltd., ADR	11,569	64,902
Welspun Corp., Ltd.	11,246	11,990
Welspun India Ltd.	31,519	15,529
Wipro Ltd.	138,808	403,902
Wockhardt Ltd.*	4,111	15,259
Yes Bank Ltd.	193,770	65,699
Zee Entertainment Enterprises Ltd.	51,165	116,081
Zensar Technologies Ltd.	5,610	9,228
		21,290,477
Indonesia — 2.1%
Adaro Energy Tbk PT	2,082,800	145,074
Adhi Karya Persero Tbk PT	265,600	11,342
AKR Corporindo Tbk PT	184,700	32,841
Alam Sutera Realty Tbk PT*	1,503,200	13,575
Aneka Tambang Tbk PT	812,316	34,403
Astra Agro Lestari Tbk PT	61,744	35,551
Astra International Tbk PT	1,609,400	540,785
Astra Otoparts Tbk PT	19,600	1,214
Bank Bukopin Tbk PT*	428,300	5,547
Bank Danamon Indonesia Tbk PT	242,673	45,698
Bank Mandiri Tbk PT	1,711,300	592,995
Bank Maybank Indonesia Tbk PT	568,800	6,411
Bank Negara Indonesia Persero
Tbk PT	781,966	250,711
Bank Pan Indonesia Tbk PT*	626,700	35,755
Bank Pembangunan Daerah Jawa
Barat Dan Banten Tbk PT	445,200	23,686
Bank Pembangunan Daerah Jawa
Timur Tbk PT	69,000	2,415
Bank Tabungan Negara Tbk PT	405,590	35,349
Barito Pacific Tbk PT*	704,500	57,208
BFI Finance Indonesia Tbk PT	564,800	11,150
BISI International Tbk PT	94,000	5,429
Bukit Asam Tbk PT	339,600	48,022
Bumi Serpong Damai Tbk PT*	850,400	44,053
Ciputra Development Tbk PT	1,431,877	61,144
Delta Dunia Makmur Tbk PT*	589,400	5,611
Eagle High Plantations Tbk PT*	1,380,100	8,598
Erajaya Swasembada Tbk PT	208,500	18,318
Gajah Tunggal Tbk PT*	177,100	4,761
Garuda Indonesia Persero Tbk PT*	400,470	6,896
Global Mediacom Tbk PT*	1,084,300	14,042
Hanson International Tbk PT*§	5,335,700	14,194
Indah Kiat Pulp & Paper Corp.,
Tbk PT	365,500	152,878
Indika Energy Tbk PT	305,700	14,338
Indo Tambangraya Megah Tbk PT	52,800	26,243
Indofood Sukses Makmur Tbk PT	589,800	269,405
Japfa Comfeed Indonesia Tbk PT	567,600	47,085
Krakatau Steel Persero Tbk PT*	255,200	4,931
Lippo Cikarang Tbk PT*	40	2
Lippo Karawaci Tbk PT*	5,497,772	65,812
Medco Energi Internasional Tbk PT*	891,466	28,207
Media Nusantara Citra Tbk PT	629,000	39,849
Pabrik Kertas Tjiwi Kimia Tbk PT	98,000	35,331
Pakuwon Jati Tbk PT	295,800	8,614
Panin Financial Tbk PT*	1,598,900	20,595
Pembangunan Perumahan Persero
Tbk PT	442,900	26,974
Ramayana Lestari Sentosa Tbk PT	70,400	2,932
Salim Ivomas Pratama Tbk PT*	482,300	8,576
Semen Indonesia Persero Tbk PT	203,700	137,250

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Sri Rejeki Isman Tbk PT	996,900	$13,120
Surya Semesta Internusa Tbk PT	393,100	10,732
Tiga Pilar Sejahtera Food Tbk PT*§	168,600	—
Timah Tbk PT	396,682	16,523
Tunas Baru Lampung Tbk PT	317,700	12,343
United Tractors Tbk PT	249,500	289,060
Vale Indonesia Tbk PT*	218,900	42,906
Waskita Beton Precast Tbk PT	1,138,000	15,614
Waskita Karya Persero Tbk PT	606,100	30,125
Wijaya Karya Persero Tbk PT	459,200	38,575
XL Axiata Tbk PT	526,000	101,996
		3,572,794
Korea — 14.3%
AK Holdings, Inc.	449	6,962
Asia Cement Co., Ltd.	309	13,923
Asia Paper Manufacturing Co. Ltd.	567	14,094
BGF Co., Ltd.	4,970	17,519
BNK Financial Group, Inc.	32,629	135,632
Capro Corp.*	3,814	8,054
CJ CheilJedang Corp.	1,213	328,751
CJ Corp.	2,399	172,119
CJ Hellovision Co., Ltd.	4,225	14,015
Dae Han Flour Mills Co., Ltd.	157	21,536
Daelim Industrial Co., Ltd.	4,243	290,310
Daesang Corp.	3,420	73,498
Daewoo Engineering & Construction
Co., Ltd.*	30,049	85,687
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.*	5,100	114,690
Daishin Securities Co., Ltd.	5,898	47,366
Daou Technology, Inc.	3,137	51,899
DGB Financial Group, Inc.	21,295	90,466
Dongbu Insurance Co., Ltd.	7,581	270,064
Dongkuk Steel Mill Co., Ltd.*	7,956	35,056
Dongwon Development Co., Ltd.	7,412	20,242
Dongwon Industries Co., Ltd.	221	36,838
Doosan Bobcat, Inc.	5,872	128,390
Doosan Corp.	930	29,380
Doosan Fuel Cell Co. Ltd.*	3,111	83,798
Doosan Heavy Industries &
Construction Co., Ltd.*	21,002	84,420
Doosan Infracore Co., Ltd.*	21,468	129,395
Doosan Solus Co. Ltd.*	1,715	47,764
DTR Automotive Corp.*	652	13,389
E-Mart Co., Ltd.	1,723	151,122
Easy Bio Inc/New*	206	8,906
Easy Bio, Inc.	5,023	20,963
Eugene Investment &
Securities Co., Ltd.	8,694	20,563
GS Engineering &
Construction Corp.	8,640	176,341
GS Holdings Corp.	8,793	264,993
GS Home Shopping, Inc.	400	36,314
Halla Holdings Corp.	1,447	32,119
Hana Financial Group, Inc.	35,558	798,159
Handsome Co., Ltd.	1,970	57,322
Hanil Cement Co., Ltd.	233	15,806
Hanil Holdings Co Ltd.	191	7,288
Hanjin Transportation Co., Ltd.	953	34,900
Hankook Tire Co., Ltd.	11,469	235,034
Hansol Paper Co., Ltd.	2,232	25,886
Hansol Technics Co., Ltd.*	1,664	9,670
Hanwha Chem Corp.	13,551	216,866
Hanwha Corp.	4,987	91,834
Hanwha General Insurance Co., Ltd.*	8,055	17,311
Hanwha Investment &
Securities Co., Ltd.*	18,065	24,781
Hanwha Life Insurance Co., Ltd.	43,053	48,678
Hanwha Techwin Co., Ltd.*	4,682	95,754
Harim Holdings Co., Ltd.	3,907	21,925
HDC Hyundai Development Co.-
Engineering & Construction	2,554	44,801
Heungkuk Fire & Marine
Insurance Co., Ltd.*	7,083	13,131
Humax Co., Ltd.*	1,390	3,530
Hy-Lok Corp.	918	9,883
Hyosung Chemical Corp.	104	9,078
Hyosung Corp.	1,324	69,125
Hyosung Heavy Industries Corp.*	306	7,352
Hyundai Construction
Equipment Co., Ltd.*	1,558	28,366
Hyundai Department
Store Co., Ltd.	1,286	60,192
Hyundai Development Co.	4,642	32,687
Hyundai Electric & Energy
System Co., Ltd.*	1,980	13,037
Hyundai Engineering &
Construction Co., Ltd.	8,487	233,192
Hyundai Glovis Co., Ltd.	614	51,811
Hyundai Greenfood Co., Ltd.	5,396	34,677
Hyundai Heavy Industries Co., Ltd.*	3,315	240,870
Hyundai Home Shopping
Network Corp.	716	38,096
Hyundai Hy Communications
& Networks Co., Ltd.	3,997	14,255
Hyundai Livart Furniture Co. Ltd.	1,625	22,899
Hyundai Marine & Fire
Insurance Co., Ltd.	10,174	193,694
Hyundai Mipo Dockyard Co., Ltd.	2,135	55,556
Hyundai Mobis Co., Ltd.	4,472	713,825
Hyundai Motor Co.	12,099	982,726
Hyundai Motor Securities Co., Ltd.	1,658	11,413
Hyundai Robotics Co., Ltd.	1,002	204,923
Hyundai Steel Co.	7,556	128,776
Hyundai Wia Corp.	1,952	56,068
Industrial Bank of Korea	29,722	199,654
Interpark Holdings Corp.	7,348	14,020
INTOPS Co., Ltd.	1,491	13,697
IS Dongseo Co., Ltd.	1,670	39,083
JB Financial Group Co., Ltd.	23,079	90,946
KB Financial Group, Inc., ADR@	42,573	1,184,381
KCC Corp.	473	52,300
KCC Glass Corp.*	444	12,052

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Kia Motors Corp.	28,427	$757,439
KISWIRE Ltd.	933	11,829
KIWOOM Securities Co., Ltd.	1,630	118,166
Kolon Corp.	985	14,576
Kolon Industries, Inc.	2,613	69,732
Korea Asset In Trust Co., Ltd.	5,452	12,714
Korea Electric Terminal Co., Ltd.	682	18,087
Korea Investment Holdings Co., Ltd.	6,241	230,889
Korea Line Corp.*	2,642	37,779
Korea Petrochemical Ind Co., Ltd.	506	47,535
Korea Real Estate Investment & Trust Co., Ltd.	23,805	33,644
Korea Zinc Co., Ltd.	678	188,827
Korean Air Lines Co., Ltd.*	7,810	112,652
Korean Reinsurance Co.	11,454	70,085
KT Skylife Co., Ltd.	3,507	23,121
Kukdo Chemical Co., Ltd.	393	11,207
Kumho Petrochemical Co. Ltd.	2,140	132,544
Kumho Tire Co., Inc.*	7,034	17,631
Kwang Dong Pharmaceutical Co., Ltd.	5,019	29,333
Kyobo Securities Co., Ltd.	2,156	11,113
LF Corp.	3,054	31,356
LG Corp.	8,379	495,976
LG Display Co., Ltd.*	12,166	114,797
LG Display Co., Ltd., ADR*@	45,517	219,847
LG Electronics, Inc.	16,817	883,597
LG Hausys Ltd.	907	48,485
LG International Corp.	4,279	55,317
LG Uplus Corp.	15,900	161,267
Lotte Chemical Corp.	1,605	222,833
Lotte Chilsung Beverage Co., Ltd.	470	39,855
Lotte Confectionery Co., Ltd.	72	6,315
Lotte Corp.	2,459	64,600
LOTTE Fine Chemicals Co., Ltd.	2,950	84,489
Lotte Food Co., Ltd.	34	9,893
LOTTE Himart Co., Ltd.	1,461	46,763
Lotte Shopping Co., Ltd.	1,539	101,717
LS Corp.	2,558	74,006
Lumens Co., Ltd.*	5,701	7,891
Meritz Financial Group, Inc.	6,335	49,507
Meritz Fire & Marine Insurance Co., Ltd.	6,331	66,581
Meritz Securities Co., Ltd.	51,373	129,410
Mirae Asset Daewoo Co., Ltd.	41,677	231,106
Moorim P&P Co., Ltd.	2,365	5,672
Muhak Co., Ltd.*	2,076	9,130
Namyang Dairy Products Co., Ltd.	41	9,663
Nexen Corp.	2,630	8,494
Nexen Tire Corp.	5,151	22,825
NH Investment & Securities Co., Ltd.	11,602	79,768
NHN Entertainment Corp.*	1,188	81,679
Nong Shim Co., Ltd.	255	77,485
Nong Shim Holdings Co., Ltd.	185	12,750
NS Shopping Co., Ltd.	1,784	19,207
OCI Co., Ltd.*	2,344	72,102
Orion Holdings Corp.	2,572	28,439
Pan Ocean Co., Ltd.*	32,472	103,124
Poongsan Corp.	2,993	54,368
POSCO	984	142,342
Posco Daewoo Corp.	7,508	87,074
POSCO, ADR	34,365	1,272,880
S&T Dynamics Co., Ltd.*	2,008	8,464
S&T Motiv Co., Ltd.*	1,086	34,218
Sajo Industries Co., Ltd.	327	7,041
Samsung C&T Corp.	5,494	529,828
Samsung Card Co., Ltd.	3,768	85,676
Samsung Electronics Co., Ltd.	22,336	980,455
Samsung Electronics Co., Ltd., GDR	384	423,552
Samsung Fire & Marine Insurance Co., Ltd.	4,298	628,880
Samsung Heavy Industries Co., Ltd.*	37,996	187,950
Samsung Life Insurance Co., Ltd.	6,112	227,133
Samsung Securities Co., Ltd.	5,835	127,823
Samyang Corp.	427	14,146
Samyang Holdings Corp.	578	27,390
Sangsangin Co., Ltd.	4,957	25,303
SeAH Besteel Corp.	1,570	13,248
SeAH Steel Corp.	210	8,502
SeAH Steel Holdings Corp.	235	6,584
Sebang Co., Ltd.	1,306	11,129
Sebang Global Battery Co., Ltd.	944	23,897
Seohan Co., Ltd.	5,607	4,377
Shinhan Financial Group Co., Ltd.	24,135	576,864
Shinhan Financial Group Co., Ltd., ADR@	28,236	679,358
Shinsegae Co., Ltd.	1,093	200,363
Shinyoung Securities Co., Ltd.	511	18,098
Sindoh Co., Ltd.	964	19,515
SK Chemicals Co., Ltd.	1,366	145,929
SK Discovery Co Ltd.	1,596	51,813
SK Gas Co., Ltd.	364	22,424
SK Holdings Co., Ltd.	3,700	895,124
SK Innovation Co., Ltd.	4,792	521,887
SK Networks Co., Ltd.	21,566	85,074
SK Securities Co., Ltd.	36,346	26,470
SL Corp.▲	2,487	28,533
Songwon Industrial Co. Ltd.	1,925	20,565
Sung Kwang Bend Co., Ltd.	2,941	16,797
Sungwoo Hitech Co., Ltd.	7,756	17,764
Sunjin Co., Ltd.	941	7,635
Taekwang Industrial Co., Ltd.	61	35,296
Taewoong Co., Ltd.*	2,152	11,611
Taeyoung Engineering & Construction Co., Ltd.	6,376	82,692
Tongyang Life Insurance Co., Ltd.	6,487	15,667
Tongyang, Inc.	18,180	17,910
Unid Co., Ltd.	1,035	36,096
Wonik Holdings Co., Ltd.*	5,077	19,078
Woori Financial Group, Inc.	57,755	423,013
Woori Financial Spon ADR*@	1,524	33,787
Young Poong Corp.	46	17,687
Youngone Corp.	3,259	68,819
Youngone Holdings Co., Ltd.	787	25,288
Yuanta Securities Korea Co., Ltd.*	15,682	34,028
		24,370,182

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia — 2.1%
Aeon Co. M Bhd	64,400	$15,179
AirAsia Bhd	239,300	48,865
Alliance Financial Group Berhad	118,600	60,338
AMMB Holdings Berhad	220,887	160,317
Batu Kawan Berhad	18,200	61,587
Berjaya Corp. Berhad*	455,775	20,209
Berjaya Land Berhad*	215,200	8,538
Boustead Holdings Berhad*	62,239	8,788
Boustead Plantations Bhd	55,720	4,616
Bumi Armada Bhd*	442,100	23,730
Cahya Mata Sarawak Bhd	68,100	24,793
CIMB Group Holdings Bhd	538,205	447,143
DRB-Hicom Berhad	119,100	47,529
Eco World Development Group Bhd*	176,300	17,075
Ekovest Bhd	165,800	19,734
Felda Global Ventures Holdings Bhd	111,800	25,961
Gamuda Berhad	145,185	123,331
Genting Bhd	217,700	208,301
Genting Malaysia Bhd	237,300	140,109
HAP Seng Consolidated Berhad	24,400	50,110
Hengyuan Refining Co. Bhd*	9,900	8,017
Hong Leong Bank Bhd	14,300	46,988
Hong Leong Financial Group Berhad	29,521	90,251
IJM Corp. Berhad	250,560	105,837
IOI Properties Group Bhd	50,050	11,447
Jaya Tiasa Holdings Bhd*	54,200	6,135
KNM Group Bhd*	258,360	12,662
Lotte Chemical Titan Holding Bhd±	36,200	15,038
Mah Sing Group Bhd	205,885	25,465
Malayan Banking Bhd	262,119	459,396
Malaysia Airports Holdings Bhd	12,900	16,407
Malaysia Building Society Bhd	187,868	27,183
Malaysian Resources Corp. Bhd	133,300	14,621
Matrix Concepts Holdings Bhd	42,800	18,079
MISC Berhad	94,320	168,609
MKH Bhd	36,950	9,658
MMC Corp. Berhad	61,400	10,460
Muhibbah Engineering M Bhd	47,400	10,343
Multi-Purpose Holdings Bhd	86,100	44,205
Oriental Holdings Berhad	25,760	34,026
OSK Holdings Berhad	74,455	13,987
Pos Malaysia Berhad	53,800	11,677
PPB Group Berhad	37,500	155,601
RHB Capital Berhad	177,571	198,498
Sapura Energy Bhd*	662,200	14,681
Sarawak Oil Palms Bhd	20,500	14,257
Sime Darby Bhd	293,600	147,314
Sime Darby Property Bhd	308,000	48,877
SP Setia Bhd Group	143,480	28,294
Sunway Bhd	96,197	30,756
Ta Ann Holdings Bhd	60	33
TA Enterprise Bhd	140,200	16,523
Time dotCom Bhd	9,380	23,817
UEM Sunrise Bhd*	225,600	22,902
United Malacca Bhd	14,600	16,014
UOA Development Bhd	11,800	5,095
VS Industry Bhd	134,600	30,470
Wah Seong Corp. Bhd	3,590	419
WCT Holdings Bhd*	113,654	12,731
YTL Corp. Berhad	587,645	113,826
		3,556,852
Mexico — 2.4%
ALEATICA SAB de CV	17,691	15,386
Alfa SAB de CV, Class A	382,911	215,075
Alpek SA de CV	61,784	47,041
Arca Continental SAB de CV	27,420	120,372
Banco del Bajio SA±	69,070	59,140
Cemex SAB de CV	1,015,756	286,371
Coca-Cola Femsa SAB de CV	24,353	106,293
Consorcio ARA SAB de CV	72,788	7,981
Corp. Actinver SAB de CV	15,700	6,284
Credito Real SAB de CV SOFOM ER*	28,241	14,720
El Puerto de Liverpool SAB de CV, Series C	16,147	39,692
Genomma Lab Internacional SAB de CV, Series B*	14,843	15,279
Gentera SAB de CV	125,754	61,114
Grupo Aeromexico SAB de CV*	36,839	9,328
Grupo Carso SAB de CV, Series A	34,434	66,712
Grupo Cementos de Chihuahua SAB de CV	9,847	41,681
Grupo Comercial Chedraui SA de CV	46,964	55,516
Grupo Elektra SAB de CV	1,966	107,775
Grupo Financiero Banorte SAB de CV	250,883	868,095
Grupo Financiero Inbursa SA	164,187	114,080
Grupo Hotelero Santa Fe SAB de CV*	22,600	4,041
Grupo Mexico SAB de CV, Series B	360,772	838,183
Grupo Rotoplas SAB de CV*	26,069	16,559
Grupo Sanborns SAB de CV	49,041	42,673
Grupo Simec SAB de CV, Series B	4,376	9,306
Grupo Televisa SAB*	219,964	230,927
Hoteles City Express SAB de CV*	17,476	5,657
Industrias Bachoco SAB de CV, ADR@	1,239	43,576
Industrias Bachoco SAB de CV, Series B	5,634	16,428
Industrias CH SAB de CV, Series B	23,916	89,642
Industrias Penoles SAB de CV	12,051	123,784
La Comer SAB de CV	37,216	52,364
Minera Frisco SAB de CV, Class A1*	59,337	8,261
Minera Frisco SAB de CV, Class A2*	34,967	3,043
Nemak SAB de CV±	78,001	16,290
Orbia Advance Corp. SAB de CV	119,127	176,064
Organizacion Soriana SAB de CV, Class B	92,061	72,096
Promotora y Operadora de Infraestructura SAB de CV*	11,073	79,967

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Promotora y Operadora de
Infraestructura SAB de CV*	1,600	$7,648
Unifin Financiera SAB de
CV SOFOM ENR*	6,817	5,104
Vitro SAB de CV, Series A*	11,941	12,983
		4,112,531
Philippines — 1.0%
Alliance Global Group, Inc.*	400,400	54,646
Altus San Nicolas Corp.*	6,799	5,677
Ayala Corp.	11,770	183,548
Bank of the Philippine Islands	96,829	139,923
BDO Unibank, Inc.	40,857	80,361
Belle Corp.	176,000	4,981
Cebu Air, Inc.	23,560	18,725
CEMEX Holdings Philippines, Inc.*±	324,537	6,709
China Banking Corp.	118,276	49,850
Cosco Capital, Inc.	257,000	26,100
DMCI Holdings, Inc.	385,900	31,755
East West Banking Corp.*	27,450	4,044
Emperador, Inc.	147,300	24,390
Filinvest Land, Inc.	1,435,000	28,513
First Philippine Holdings Corp.	33,750	41,455
GT Capital Holdings, Inc.	4,442	40,493
JG Summit Holdings, Inc.	219,200	285,301
LT Group, Inc.	170,000	27,295
Megaworld Corp.	1,004,700	61,502
Metropolitan Bank & Trust	120,747	89,667
Nickel Asia Corp.	253,000	9,191
Pilipinas Shell Petroleum Corp.*	50,340	18,146
Premium Leisure Corp.	846,000	5,348
Puregold Price Club, Inc.	33,600	31,257
Rizal Commercial Banking Corp.	47,790	16,267
Robinsons Land Corp.	353,155	123,897
Robinsons Retail Holdings, Inc.	43,490	56,735
San Miguel Corp.	67,120	134,711
Security Bank Corp.	23,180	47,918
Top Frontier Investment Holdings, Inc.*	8,630	22,517
Union Bank of the Philippines	24,340	26,624
Vista Land & Lifescapes, Inc.	694,200	51,412
		1,748,958
Poland — 0.9%
Alior Bank SA*	7,579	30,938
Amica SA	306	9,482
Bank Millennium SA*	35,359	27,009
Ciech SA*	1,973	15,933
Echo Investment SA	1,732	1,642
Enea SA*	32,379	58,599
Grupa Azoty SA*	6,701	51,914
Grupa Lotos SA	3,925	59,525
Jastrzebska Spolka Weglowa SA	2,892	13,669
Kernel Holding SA	6,315	66,561
KGHM Polska Miedz SA*	12,926	296,988
LC Corp. SA*	26,490	12,990
Lubelski Wegiel Bogdanka SA	963	5,367
mBank SA*	910	52,903
PGE SA*	46,452	80,710
PKP Cargo SA	3,933	13,619
Polski Koncern Naftowy Orlen SA	31,651	500,969
Powszechna Kasa Oszczednosci Bank Polski SA	19,559	113,311
Tauron Polska Energia SA*	90,633	54,156
		1,466,285
Russia — 1.8%
Gazprom PAO, ADR	173,171	934,431
Lukoil PJSC, ADR	21,929	1,628,447
Rosneft Oil Co. PJSC, GDR	68,285	343,337
RusHydro PJSC, ADR	61,905	60,667
VTB Bank PJSC	92,145	86,478
		3,053,360
Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	905	2,505
South Africa — 4.3%
Absa Group Ltd.	57,953	284,881
Advtech Ltd.	40,887	16,965
Aeci Ltd.	13,500	60,138
African Oxygen Ltd.	8,358	8,424
African Rainbow Minerals Ltd.	9,314	90,792
Alexander Forbes Group Holdings Ltd.	100,385	27,595
Allied Electronics Corp., Ltd., Class A	12,228	14,305
AngloGold Ashanti Ltd., ADR	25,725	758,630
ArcelorMittal South Africa Ltd.*	23,974	857
Aspen Pharmacare Holdings Ltd.*	23,728	196,237
Astral Foods Ltd.	5,245	44,130
Barloworld Ltd.@	29,420	116,985
Bidvest Group Ltd. (The)	7,758	63,504
Blue Label Telecoms Ltd.*	17,959	2,701
Caxton & CTP Publishers & Printers Ltd.	18,814	4,456
DataTec Ltd.	37,153	56,739
Discovery Ltd.	28,218	170,015
Exxaro Resources Ltd.	16,359	122,972
FirstRand Ltd.	67,549	148,158
Gold Fields Ltd., ADR	103,058	968,745
Grindrod Ltd.	63,691	11,268
Harmony Gold Mining Co., Ltd., ADR*	7,390	30,816
Hudaco Industries Ltd.	4,134	17,391
Impala Platinum Holdings Ltd.	59,730	399,290
Imperial Holdings Ltd.	19,398	43,966
Investec Ltd.	21,334	42,453
KAP Industrial Holdings Ltd.	227,015	32,576
Kumba Iron Ore Ltd.	663	17,694
Lewis Group Ltd.	3,337	2,479
Liberty Holdings Ltd.	17,853	67,986
Life Healthcare Group Holdings Ltd.	128,351	124,782
Long4Life Ltd.*	66,407	11,864
Metair Investments Ltd.*	23,331	24,269

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Momentum Metropolitan Holdings	140,194	$142,274
Motus Holdings Ltd.*	16,843	29,721
Mpact Ltd.	15,365	9,297
MTN Group Ltd.	230,792	702,650
Murray & Roberts Holdings Ltd.	24,454	7,046
Nampak Ltd.*	66,852	4,970
Nedbank Group Ltd.	34,722	203,200
Ninety One Ltd.*	10,667	26,894
Oceana Group Ltd.	7,336	30,147
Old Mutual Ltd.	316,504	219,606
Omnia Holdings Ltd.*	19,513	31,329
Peregrine Holdings Ltd.	23,191	26,262
PPC Ltd.*	147,503	8,500
Raubex Group Ltd.	16,897	21,549
Reunert Ltd.	23,002	45,255
Rhodes Food Group Pty Ltd.@	12,062	10,218
Royal Bafokeng Platinum Ltd.*	7,872	15,746
Sanlam Ltd.	15,040	51,085
Sappi Ltd.*	65,485	102,308
Sasol Ltd.*@	25,120	191,377
Sasol Ltd., ADR*@	12,512	96,468
Sibanye Stillwater Ltd.*	220,792	479,692
Standard Bank Group Ltd.	113,119	681,224
Super Group Ltd.*	51,499	47,485
Telkom SA SOC Ltd.	42,867	73,197
Tiger Brands Ltd.	4,706	48,382
Tongaat Hulett Ltd.*	15,539	4,880
Truworths International Ltd.	31,969	62,658
Tsogo Sun Gaming Ltd.	31,971	8,107
Wilson Bayly Holmes-Ovcon Ltd.	6,827	39,736
		7,405,326
Spain — 0.0%
CEMEX Latam Holdings SA*	13,000	5,258
Taiwan — 17.5%
Ability Enterprise Co., Ltd.	25,195	10,418
Acer, Inc.	187,884	113,987
Alpha Networks, Inc.	27,200	25,260
Ambassador Hotel (The)	20,000	19,861
AmTRAN Technology Co., Ltd.*	99,360	27,042
Ardentec Corp.	39,092	42,133
Asia Cement Corp.	253,269	374,266
Asia Pacific Telecom Co., Ltd.*	125,842	33,652
Asia Polymer Corp.	29,508	19,152
Asia Vital Components Co., Ltd.	36,000	50,941
Asustek Computer, Inc.	56,000	409,971
AU Optronics Corp.	780,000	244,803
Capital Securities Corp.	256,437	89,957
Career Technology MFG. Co., Ltd.	20,000	20,743
Casetek Holdings Ltd.	23,751	52,969
Catcher Technology Co., Ltd.	78,000	586,894
Cathay Financial Holding Co., Ltd.	735,166	1,042,780
Cathay Real Estate Development Co., Ltd.	70,000	47,095
Chang Hwa Commercial Bank Ltd.	424,578	278,452
Cheng Loong Corp.	82,000	64,756
Cheng Uei Precision Industry Co., Ltd.	44,543	60,237
Chia Hsin Cement Corp.	22,000	13,161
Chilisin Electronics Corp.	19,380	59,116
Chin-Poon Industrial Co., Ltd.	55,000	49,306
China Airlines Ltd.	337,111	93,691
China Bills Finance Corp.	110,000	57,229
China Chemical & Pharmaceutical Co., Ltd.	19,000	16,325
China Development Financial Holding Corp.	1,061,468	340,337
China General Plastics Corp.	26,000	16,699
China Life Insurance Co., Ltd.*	283,585	209,533
China Manmade Fibers Corp.	173,595	39,185
China Metal Products	31,000	29,157
China Motor Corp.	22,478	27,960
China Petrochemical Development Corp.	347,550	97,535
China Steel Corp.	1,646,800	1,155,375
China Synthetic Rubber Corp.	96,604	65,975
Chipbond Technology Corp.	42,000	91,532
ChipMOS TECHNOLOGIES, Inc.	28,897	33,104
Chun Yuan Steel	30,000	10,117
Chung Hung Steel Corp.	105,000	29,324
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	26,240
Clevo Co.	53,000	53,261
CMC Magnetics Corp.*	93,595	23,348
Compal Electronics, Inc.	490,000	319,697
Compeq Manufacturing Co., Ltd.	109,000	176,221
Continental Holdings Corp.	42,000	18,363
Coretronic Corp.	64,800	69,842
CTBC Financial Holding Co., Ltd.	1,963,280	1,354,124
CyberTAN Technology, Inc.	37,000	20,441
Darfon Electronics Corp.	17,000	21,809
Darwin Precisions Corp.	55,000	19,760
Depo Auto Parts Ind Co., Ltd.	12,000	20,743
E Ink Holdings, Inc.	61,000	83,940
E.Sun Financial Holding Co., Ltd.	1,045,937	985,512
Elitegroup Computer Systems Co., Ltd.*	35,877	14,409
Entie Commercial Bank Co., Ltd.	68,000	32,842
Epistar Corp.	54,828	68,478
Eva Airways Corp.	381,478	144,810
Everest Textile Co., Ltd.*	45,444	16,173
Evergreen International Storage & Transport Corp.	54,000	24,983
Evergreen Marine Corp., Taiwan Ltd.*	287,459	104,736
Everlight Chemical Industrial Corp.	56,000	27,996
Everlight Electronics Co., Ltd.	51,000	53,499
Far Eastern Department Stores Ltd.	134,220	113,274
Far Eastern International Bank	290,961	109,464
Far Eastern New Century Corp.	359,338	339,797
Farglory Land Development Co., Ltd.	26,721	42,838
First Financial Holding Co., Ltd.	948,577	728,203

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
First Steamship Co., Ltd.	36,000	$12,202
FocalTech Systems Co., Ltd.	26,000	28,375
Formosa Advanced Technologies Co., Ltd.	20,000	25,928
Formosa Chemicals & Fibre Corp.	177,000	454,131
Formosa Taffeta Co., Ltd.	71,000	87,593
Formosan Rubber Group, Inc.	20,080	12,318
Formosan Union Chemical	48,179	21,718
Foxconn Technology Co., Ltd.	79,127	151,525
Fubon Financial Holding Co., Ltd.	817,211	1,215,935
Fulltech Fiber Glass Corp.	31,310	11,567
Gemtek Technology Corp.*	47,000	38,391
Getac Technology Corp.	9,000	13,254
Giantplus Technology Co., Ltd.*	37,000	11,725
Gigastorage Corp.*	61,294	18,240
Gloria Material Technology Corp.	50,392	26,986
Gold Circuit Electronics Ltd.*	45,000	51,246
Goldsun Building Materials Co., Ltd.	96,953	49,619
Grand Pacific Petrochemical*	102,000	50,128
Great Wall Enterprise Co., Ltd.	56,155	81,174
Hannstar Board Corp.	38,929	51,194
HannStar Display Corp.	109,770	24,109
HannsTouch Solution, Inc.*	32,279	10,995
Hey Song Corp.	18,750	20,971
Highwealth Construction Corp.	9,000	13,284
Hiroca Holdings Ltd.	8,000	15,076
Ho Tung Chemical Corp.	108,688	26,892
Hon Hai Precision Industry Co., Ltd.	817,068	2,389,906
Hong Pu Real Estate Development Co., Ltd.	20,000	16,031
HTC Corp.	69,000	77,525
Hua Nan Financial Holdings Co., Ltd.	738,209	500,404
Hung Sheng Construction Co., Ltd.	63,360	38,440
IEI Integration Corp.	8,000	11,876
Innolux Corp.	607,757	162,730
Inventec Co., Ltd.	261,282	222,277
Jih Sun Financial Holdings Co., Ltd.	127,258	41,536
Kindom Construction Corp.	42,000	44,200
King Yuan Electronics Co., Ltd.	127,100	147,974
King's Town Bank Co., Ltd.	98,000	119,243
Kinpo Electronics	138,000	50,748
Kinsus Interconnect Technology Corp.	31,000	73,863
L&K Engineering Co., Ltd.	16,000	14,723
Lealea Enterprise Co., Ltd.	—	—
Lextar Electronics Corp.	40,000	27,250
Lien Hwa Industrial Corp.	11,505	16,572
Lingsen Precision Industries Ltd.	41,000	14,313
Lite-On Semiconductor Corp.	21,000	29,289
Lite-On Technology Corp.	274,874	431,347
Long Chen Paper Co., Ltd.	86,249	41,656
Macronix International	119,171	125,211
MediaTek, Inc.	11,000	215,865
Mega Financial Holding Co., Ltd.	902,850	945,553
Mercuries & Associates Holdings Ltd.	38,495	34,575
Mercuries Life Insurance Co., Ltd.*	137,105	46,469
MIN AIK Technology Co., Ltd.*	25,600	11,930
Mitac Holdings Corp.	24,676	27,098
Motech Industries, Inc.*	36,775	9,149
Nan Ya Plastics Corp.	40,000	87,580
Nan Ya Printed Circuit Board Corp.*	2,200	5,913
Nanya Technology Corp.	140,000	289,447
Neo Solar Power Corp.*	8,214	1,821
O-Bank Co., Ltd.*	84,000	20,527
OptoTech Corp.	49,063	34,089
Orient Semiconductor Electronics Ltd.*	42,485	17,135
Oriental Union Chemical Corp.	16,000	9,110
Pan Jit International, Inc.	21,600	20,718
Pan-International Industrial Corp.	34,380	21,149
Pegatron Corp.	288,249	625,258
POU Chen Corp.	169,133	165,095
Powertech Technology, Inc.	23,000	83,411
President Securities Corp.	109,122	50,484
Prince Housing & Development Corp.	77,970	26,691
Qisda Corp.	187,400	112,105
Radium Life Tech Co., Ltd.	101,477	35,426
Rich Development Co., Ltd.	19,978	6,839
Ritek Corp.*	87,399	15,522
Ruentex Development Co., Ltd.	50,949	88,241
Ruentex Industries Ltd.	41,400	99,345
Sampo Corp.	10,600	7,742
San Fang Chemical Industry Co., Ltd.	13,000	9,473
Sanyang Industry Co., Ltd.	41,573	29,872
Sesoda Corp.	23,100	21,022
Shihlin Electric & Engineering Corp.	26,000	40,184
Shin Kong Financial Holding Co.,Ltd.	1,101,983	321,207
Shin Zu Shing Co., Ltd.	16,000	80,801
Shinkong Insurance Co., Ltd.	30,000	36,300
Shinkong Synthetic Fibers Corp.	186,151	70,979
Sigurd Microelectronics Corp.	54,694	75,262
Sincere Navigation Corp.	27,810	14,280
Sinon Corp.	64,000	39,370
SinoPac Financial Holdings Co., Ltd.	1,166,094	428,820
Sirtec International Co., Ltd.	12,000	11,998
Supreme Electronics Co., Ltd.	39,000	39,325
Synnex Technology International Corp.	138,300	195,231
Ta Ya Electric Wire & Cable	47,840	17,593
Taichung Commercial Bank Co., Ltd.	303,744	119,935
Taiflex Scientific Co., Ltd.	25,740	42,748
Tainan Spinning Co., Ltd.	142,427	54,790
Taishin Financial Holding Co., Ltd.	1,055,874	477,755
Taiwan Business Bank	491,823	180,030
Taiwan Cement Corp.	697,095	1,010,043
Taiwan Cooperative Financial Holding Co., Ltd.	559,973	393,819
Taiwan Fertilizer Co., Ltd.	78,000	131,522
Taiwan FU Hsing Industrial Co., Ltd.	21,000	27,830
Taiwan Glass Industrial Corp.	169,321	57,388

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Hon Chuan
Enterprise Co., Ltd.	36,925	$68,708
Taiwan PCB Techvest Co., Ltd.	28,000	33,120
Taiwan Shin Kong Security Co., Ltd.	10,000	12,557
Taiwan Surface Mounting
Technology Co., Ltd.	21,518	94,811
Tatung Co., Ltd.*	115,000	81,852
Teco Electric & Machinery Co., Ltd.	173,000	158,608
Thye Ming Industrial Co., Ltd.	10,000	10,270
Ton Yi Industrial Corp.	120,000	37,215
Tong Yang Industry Co., Ltd.	41,921	51,860
TPK Holding Co., Ltd.*	46,000	72,419
Tripod Technology Corp.	25,000	111,000
TSRC Corp.	26,000	15,113
Tung Ho Steel Enterprise Corp.	119,000	90,346
TYC Brother Industrial Co., Ltd.	21,000	17,224
U-Ming Marine Transport Corp.	47,000	49,860
Unimicron Technology Corp.	133,000	225,840
Union Bank of Taiwan*	162,661	61,471
Unitech Printed Circuit Board Corp.	67,320	58,639
United Microelectronics Corp.	1,344,513	724,559
Universal Cement Corp.	46,836	28,574
Unizyx Holding Corp.*	35,000	22,064
UPC Technology Corp.	80,916	27,425
USI Corp.	77,130	32,154
Wah Lee Industrial Corp.	25,000	47,959
Walsin Lihwa Corp.	248,000	122,300
Wan Hai Lines Ltd.	60,650	33,815
Waterland Financial
Holdings Co., Ltd.	280,723	111,796
Weikeng Industrial Co., Ltd.	32,945	17,140
Winbond Electronics Corp.	349,893	158,317
Wisdom Marine Lines Co., Ltd.	31,280	26,292
Wistron Corp.	348,431	422,777
WPG Holdings Ltd.	174,400	232,005
WT Microelectronics Co., Ltd.	31,265	41,910
Yang Ming Marine Transport Corp.*	145,100	31,966
YC Co., Ltd.	21,396	8,195
YC INOX Co., Ltd.	50,000	42,197
YFY, Inc.	150,385	70,339
Yieh Phui Enterprise Co., Ltd.	116,525	34,004
Youngtek Electronics Corp.	12,000	26,640
Yuanta Financial Holding Co., Ltd.	1,181,815	698,967
Yulon Motor Co., Ltd.	123,272	90,038
Zhen Ding Technology Holding Ltd.	62,000	270,027
Zinwell Corp.	24,000	16,391
		29,817,151
Thailand — 3.0%
Ananda Development PCL	180,700	9,588
AP Thailand PCL	324,700	61,983
Asia Aviation PCL*	299,900	19,309
Asia Plus Group Holdings PCL	122,900	6,680
Bangchak Corp. PCL	112,900	76,710
Bangkok Bank PCL, NVDR	29,900	103,512
Bangkok Insurance PCL	2,100	18,957
Bangkok Land PCL	1,039,700	34,312
Bangkok Life Assurance PCL	57,200	28,686
Banpu PCL	487,750	96,264
Cal-Comp Electronics Thailand PCL	244,200	11,614
Charoen Pokphand Foods PCL	403,000	413,985
Esso Thailand PCL	105,200	23,826
GFPT PCL	88,200	37,098
Hana Microelectronics PCL	63,900	57,372
Indorama Ventures PCL	173,100	155,416
IRPC PCL	911,900	77,301
Italian-Thai Development PCL	563,700	20,792
Kasikornbank PCL, NVDR	142,800	430,837
Khon Kaen Sugar Industry PCL	135,600	8,775
Kiatnakin Bank PCL	32,300	41,802
Krung Thai Bank PCL	329,575	109,832
Lanna Resources PCL	2,500	582
LH Financial Group PCL	653,200	21,557
LPN Development PCL	151,700	21,989
Polyplex Thailand PCL	40,600	21,806
Power Solution Technologies PCL,
Class F	224,400	13,286
Precious Shipping PCL*	87,600	15,447
Property Perfect PCL	952,490	12,943
Pruksa Holding PCL	88,800	33,040
PTT Exploration & Production PCL	161,300	478,825
PTT Global Chemical PCL	153,928	230,338
PTT PCL	1,067,700	1,304,074
Quality Houses PCL	625,100	45,304
Sansiri PCL	1,106,700	27,213
SC Asset Corp. PCL	188,600	13,302
Sena Development PCL	109,300	8,912
Siam Commercial Bank PCL	90,200	212,313
Singha Estate PCL	433,700	22,171
Somboon Advance Technology PCL	55,800	19,318
Sri Trang Agro-Industry PCL*	101,000	89,048
Star Petroleum Refining PCL	180,700	38,879
Supalai PCL	169,900	92,350
Super Energy Corp. PCL	1,958,200	59,555
Thai Oil PCL	89,600	128,279
Thai Stanley Electric PCL	3,100	17,001
Thaicom PCL	48,300	7,345
Thanachart Capital PCL	33,100	38,018
Thitikorn PCL	10,500	2,531
Thoresen Thai Agencies PCL	166,348	17,007
TMB Bank PCL	1,521,854	51,701
TPI Polene PCL	676,600	26,050
True Corp. PCL	1,350,600	148,574
Unique Engineering &
Construction PCL	54,500	9,169
Vinythai PCL	42,500	30,389
		5,102,967
Turkey — 0.7%
Akbank TAS*	269,661	239,226
Anadolu Efes Biracilik Ve Malt
Sanayii AS	6,445	20,049
Enka Insaat ve Sanayi AS	87,637	78,769

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Eregli Demir ve Celik
Fabrikalari TAS	20,847	$26,099
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D	69,898	33,146
Trakya Cam Sanayi AS	76,578	40,113
Turk Hava Yollari*	81,666	149,188
Turkiye Garanti Bankasi AS*	259,027	319,744
Turkiye Halk Bankasi AS*	66,222	61,937
Turkiye Is Bankasi*	138,232	112,546
Turkiye Sinai Kalkinma Bankasi AS*	190,047	35,772
Turkiye Vakiflar Bankasi TAO*	80,351	62,489
Yapi ve Kredi Bankasi AS*	194,984	69,419
		1,248,497
United States — 0.0%
Textainer Group Holdings Ltd.*	4,015	32,843
		32,843
TOTAL COMMON STOCKS
(Identified Cost $194,677,332)		166,756,510

PREFERRED STOCKS — 1.2%
Brazil — 1.2%
Banco ABC Brasil SA, 5.170%	10,815	28,002
Banco Bradesco SA, 4.600%	24,310	92,535
Banco do Estado do Rio Grande do Sul
SA, PF B, 5.820%	24,408	60,817
Cia Ferro Ligas da Bahia, 6.910%	4,895	17,193
Gerdau SA, 1.360%	11,700	34,445
Marcopolo SA, 1.350%	2,983	1,607
Petroleo Brasileiro SA, 3.090%	448,917	1,778,960
Petroleo Brasileiro SA, ADR,
3.140%@	5,564	44,345
		2,057,904
Colombia — 0.0%
Grupo Argos SA, 2.620%	12,517	25,480
Grupo de Inversiones Suramericana
SA, 1.910%	8,046	33,828
		59,308
TOTAL PREFERRED STOCKS
(Identified Cost $2,555,998)		2,117,212

RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
Greentown China Holdings Rights*▲	905	—
Legend Holdings CP Rights*§	1,461	—
		—
India — 0.0%
Arvind Fashions Ltd.*▲	1,832	425

Korea — 0.0%
Korean Air Lines Co. Ltd.*	5,167	7,410

TOTAL RIGHTS AND WARRANTS
(Identified Cost $31,934)		7,835

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 0.1%
State Street Institutional U.S.
Government Money Market
Fund 0.116%	166,445	166,445

Collateral For Securities On Loan — 1.8%
State Street Navigator Securities
Lending Government Money Market
Portfolio, 0.130%	3,073,005	3,073,005

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,239,450)		3,239,450

Total Investments — 100.8%
(Identified Cost $200,504,714)		172,121,007
Liabilities, Less Cash and Other
Assets — (0.8%)		(1,402,437)
Net Assets — 100.0%		$170,718,570

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $4,945,710.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2020 amounted to $2,188,882 or 1.28% of the net assets of the Fund.
▲	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

Ten largest industry holdings as of June 30, 2020
(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	21.7%
Oil, Gas & Consumable Fuels	13.8%
Metals & Mining	7.9%
Real Estate Management & Development	5.5%
Wireless Telecommunication Services	4.3%
Insurance	3.7%
Electronic Equipment, Instruments & Components	3.7%
Computers & Peripherals	3.1%
Industrial Conglomerates	3.1%
Chemicals	2.5%

Country Weightings as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	14,734	$191,247
Agree Realty Corp.	6,983	458,853
Alexander's, Inc.	403	97,083
Alexandria Real Estate Equities, Inc.	20,149	3,269,175
American Assets Trust, Inc.	7,620	212,141
American Campus Communities, Inc.	22,353	781,461
American Finance Trust, Inc.	7,964	63,194
American Homes 4 Rent., Class A	43,420	1,167,998
American Tower Corp.	62,020	16,034,651
Apartment Investment &
Management Co., Class A	24,304	914,803
Apple Hospitality REIT, Inc.	37,683	364,018
AvalonBay Communities, Inc.	22,508	3,480,637
Bluerock Residential Growth REIT, Inc.	3,300	26,664
Boston Properties, Inc.	23,733	2,144,988
Braemar Hotels & Resorts, Inc.	7,756	22,182
Brandywine Realty Trust	30,935	336,882
Brixmor Property Group, Inc.	49,795	638,372
Brookfield Property REIT, Inc., Class A	12,277	122,279
BRT Apartments Corp.	400	4,328
Camden Property Trust	15,710	1,433,066
CareTrust REIT, Inc.	13,678	234,714
Chatham Lodging Trust	8,341	51,047
City Office REIT, Inc.	5,176	52,071
Clipper Realty, Inc.	1,167	9,453
Columbia Property Trust, Inc.	20,505	269,436
Community Healthcare Trust, Inc.	3,480	142,332
CoreSite Realty Corp.	6,276	759,773
Corporate Office Properties Trust	19,635	497,551
Cousins Properties, Inc.	24,914	743,185
Crown Castle International Corp.	66,097	11,061,333
CubeSmart	31,170	841,278
CyrusOne, Inc.	18,344	1,334,526
DiamondRock Hospitality Co.	38,224	211,379
Digital Realty Trust, Inc.	43,369	6,163,169
Diversified Healthcare Trust	17,738	78,491
Douglas Emmett, Inc.	27,924	856,150
Duke Realty Corp.	58,670	2,076,331
Easterly Government Properties, Inc.	12,305	284,492
EastGroup Properties, Inc.	6,498	770,728
Empire State Realty Trust, Inc., Class A	25,972	181,804
EPR Properties	13,058	432,612
Equinix, Inc.	10,592	7,438,762
Equity Commonwealth	21,023	676,941
Equity LifeStyle Properties, Inc.	27,071	1,691,396
Equity Residential	60,234	3,542,964
Essential Properties Realty Trust, Inc.	11,991	177,946
Essex Property Trust, Inc.	10,505	2,407,431
Extra Space Storage, Inc.	20,453	1,889,244
Federal Realty Investment Trust	11,889	1,013,062
First Industrial Realty Trust, Inc.	21,463	825,038
Four Corners Property Trust, Inc.	10,646	259,762
Franklin Street Properties Corp.	22,915	116,637
Front Yard Residential Corp.	1,000	8,700
Gaming & Leisure Properties, Inc.	33,975	1,175,535
Getty Realty Corp.	6,637	196,986
Gladstone Commercial Corp.	5,964	111,825
Global Medical REIT, Inc.	5,127	58,089
Global Net Lease, Inc.	11,391	190,571
Global Self Storage, Inc.	2,195	8,604
Healthcare Realty Trust, Inc.	22,669	663,975
Healthcare Trust of
America, Inc., Class A	35,039	929,234
Healthpeak Properties, Inc.	83,836	2,310,520
Hersha Hospitality Trust	6,188	35,643
Highwoods Properties, Inc.	17,570	655,888
Host Hotels & Resorts, Inc.	111,865	1,207,023
Hudson Pacific Properties, Inc.	25,808	649,329
Independence Realty Trust, Inc.	13,010	149,485
Industrial Logistics Properties Trust	8,397	172,558
Investors Real Estate Trust	1,935	136,398
Invitation Homes, Inc.	87,395	2,405,984
Iron Mountain, Inc.@	45,530	1,188,333
JBG SMITH Properties	20,330	601,158
Kilroy Realty Corp.	16,421	963,913
Kimco Realty Corp.	71,056	912,359
Kite Realty Group Trust	14,857	171,450
Lamar Advertising Co., Class A	13,906	928,365
Lexington Realty Trust	37,085	391,247
Life Storage, Inc.	7,472	709,466
LTC Properties, Inc.	6,971	262,598
Macerich Co. (The)@	7,316	65,624
Mack-Cali Realty Corp.	15,758	240,940
Medical Properties Trust, Inc.	82,366	1,548,481
MGM Growth Properties LLC, Class A	18,871	513,480
Mid-America Apartment
Communities, Inc.	18,428	2,113,139
Monmouth Real Estate
Investment Corp.	14,037	203,396
National Health Investors, Inc.	7,578	460,136
National Retail Properties, Inc.	27,512	976,126
National Storage Affiliates Trust	8,583	245,989
NexPoint Residential Trust, Inc.	2,800	98,980
Office Properties Income Trust	8,380	217,629
Omega Healthcare Investors, Inc.	35,948	1,068,734
One Liberty Properties, Inc.	2,871	50,587
Outfront Media, Inc.	23,791	337,118
Paramount Group, Inc.	32,574	251,146
Park Hotels & Resorts, Inc.	29,569	292,437
Pebblebrook Hotel Trust	18,984	259,321
Physicians Realty Trust	30,813	539,844
Piedmont Office Realty
Trust, Inc., Class A	22,147	367,862
Plymouth Industrial REIT, Inc.	804	10,291
Prologis, Inc.	117,179	10,936,316
PS Business Parks, Inc.	3,640	481,936
Public Storage	25,565	4,905,668
QTS Realty Trust, Inc., Class A	9,320	597,319
Realty Income Corp.	55,424	3,297,728
Regency Centers Corp.	26,832	1,231,320
Retail Opportunity Investments Corp.	22,076	250,121
Retail Properties of
America, Inc., Class A	37,649	275,591
Retail Value, Inc.	3,764	46,523

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Rexford Industrial Realty, Inc.	18,869	$781,743
RLJ Lodging Trust	29,174	275,403
RPT Realty	14,849	103,349
Ryman Hospitality Properties	8,389	290,259
Sabra Healthcare REIT, Inc.	31,913	460,505
Saul Centers, Inc.	3,089	99,682
SBA Communications Corp.	18,041	5,374,775
Service Properties Trust	15,100	107,059
Simon Property Group, Inc.	49,122	3,358,962
SITE Centers Corp.	13,863	112,290
SL Green Realty Corp.	12,630	622,533
Sotherly Hotels, Inc.	3,111	7,809
Spirit MTA REIT*§	9,141	5,262
Spirit Realty Capital, Inc.	16,070	560,200
STAG Industrial, Inc.	21,962	643,926
STORE Capital Corp.	35,598	847,588
Summit Hotel Properties, Inc.	21,227	125,876
Sun Communities, Inc.	15,433	2,093,949
Sunstone Hotel Investors, Inc.	40,540	330,401
Tanger Factory Outlet Centers, Inc.@	11,102	79,157
Terreno Realty Corp.	11,490	604,834
UDR, Inc.	47,560	1,777,793
UMH Properties, Inc.	5,369	69,421
Uniti Group, Inc.	27,583	257,901
Universal Health Realty Income Trust	2,176	172,970
Urban Edge Properties	22,808	270,731
Urstadt Biddle Properties, Inc.	1,000	10,051
Urstadt Biddle Properties, Inc., Class A	6,307	74,927
Ventas, Inc.	58,112	2,128,061
VEREIT, Inc.	170,759	1,097,980
Vornado Realty Trust	26,648	1,018,220
Washington REIT	14,041	311,710
Weingarten Realty Investors	21,441	405,878
Welltower, Inc.	65,266	3,377,515
Whitestone REIT@	7,118	51,748
WP Carey, Inc.	27,809	1,881,279
Xenia Hotels & Resorts, Inc.	18,403	171,700
		157,897,525
TOTAL COMMON STOCKS
(Identified Cost $102,633,067)		157,897,525

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.4%
State Street Institutional U.S. Government
Money Market Fund 0.116%	662,015	662,015

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities
Lending Government Money
Market Portfolio 0.130%	91,851	91,851

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $753,866)		753,866

Total Investments — 99.7%
(Identified Cost $103,386,933)		158,651,391
Cash and Other Assets,
Less Liabilities — 0.3%		498,500
Net Assets — 100.0%		$159,149,891

†	See Note 1
@	A portion or all of the security was held on loan. As of June 30, 2020, the fair value of the securities on loan was $1,365,300.
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors as of June 30, 2020
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2020

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund€	428,777	$3,318,734
SA Global Fixed Income Fund€	487,063	4,568,648
SA International Value Fund€	660,530	5,733,397
SA Real Estate Securities Fund€	167,903	1,843,581
SA U.S. Core Market Fund€	158,194	3,682,769
SA U.S. Fixed Income Fund€	299,625	3,044,192
SA U.S. Small Company Fund€	156,489	3,402,067
SA U.S. Value Fund€	347,116	4,873,508
		30,466,896
TOTAL MUTUAL FUNDS (Identified Cost $32,720,831)		30,466,896

Total Investments — 100.0% (Identified Cost $32,720,831)		30,466,896
Liabilities, Less Cash and Other Assets — 0.0%		(2,816)
Net Assets — 100.0%		$30,464,080

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2020

	SA	SA
	U.S. Fixed	Global Fixed
	Income Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$538,369,540	$709,494,708
Cash	—	—
Foreign currency, at value	—	130,906
Receivable for investments sold	—	—
Dividends and interest receivable	1,195,042	1,769,634
Receivable for fund shares sold	653,240	1,092,518
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	1,345,920
Receivable from the Adviser (Note 2)	—	—
Receivable for tax reclaims	—	—
Prepaid expenses	27,260	30,024
Other assets	—	—
Total Assets	540,245,082	713,863,710

LIABILITIES
Payable for investments purchased	—	1,038,156
Payable for fund shares redeemed	597,131	647,759
Due to custodian bank	—	—
Collateral for securities on loan (Note 1)	—	3,994,320
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	13,955,924
Advisory fee payable (Note 2)	66,433	142,184
Sub-Advisory fee payable (Note 2)	13,278	17,062
Administration fee payable (Note 2)	44,259	56,874
Sub-Administration fee payable (Note 2)	8,958	11,508
Custody and accounting fees payable	15,747	31,210
Trustees’ fees payable (Note 2)	8,331	8,331
Shareholder servicing fee payable (Note 2)	35,424	45,019
Transfer agent fee payable	8,798	9,609
Professional fees payable	27,764	29,201
Accrued expenses and other liabilities	27,388	30,054
Total Liabilities	853,511	20,017,211
NET ASSETS	$539,391,571	$693,846,499
NET ASSETS CONSIST OF:
Paid-in capital	$541,098,544	$711,074,516
Total distributable earnings (loss)(2)	(1,706,973)	(17,228,017)
NET ASSETS	$539,391,571	$693,846,499

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$600,740,249	$476,644,790	$360,267,509	$558,684,768	$272,488,867	$172,121,007	$158,651,391
120,821	10,686	654,491	11,949	—	—	875
—	—	—	1,800,885	—	544,201	—
27,788	—	95,914	13,654	124,000	545,531	107,535
427,414	508,643	227,750	984,130	—	1,190,404	538,748
407,756	528,653	449,166	713,761	288,657	295,989	199,894

—	—	—	—	—	—	—
—	—	—	—	—	15,799	1,141
—	—	—	1,904,834	—	2,068	—
28,268	28,195	27,746	28,852	25,779	24,474	24,013
654	—	—	—	—	—	—
601,752,950	477,720,967	361,722,576	564,142,833	272,927,303	174,739,473	159,523,597

—	122,125	—	397,549	—	408,505	—
821,346	643,824	720,329	982,380	573,316	201,777	129,152
—	—	—	—	123,428	—	—
174,278	265,969	3,280,696	16,787,310	—	3,073,005	91,851

—	—	—	—	—	—	—
197,885	161,520	118,984	206,976	59,004	63,970	46,608
14,841	40,380	74,365	91,989	—	63,970	13,316
49,471	40,380	29,746	45,995	22,649	14,215	13,317
9,562	8,548	5,777	9,338	4,489	2,990	2,862
19,474	13,884	16,597	28,636	5,300	51,392	7,973
8,331	8,331	8,331	8,331	8,331	8,331	8,331
43,362	32,906	24,165	36,658	18,240	10,817	10,726
10,764	10,549	10,510	10,714	10,224	9,346	9,567
24,701	24,701	18,511	27,201	24,765	33,292	26,928
33,901	25,542	22,789	33,336	19,010	79,293	13,075
1,407,916	1,398,659	4,330,800	18,666,413	868,756	4,020,903	373,706
$600,345,034	$476,322,308	$357,391,776	$545,476,420	$272,058,547	$170,718,570	$159,149,891

$160,685,601	$406,393,296	$272,024,563	$672,896,947	$227,148,335	$213,609,956	$103,579,882
439,659,433	69,929,012	85,367,213	(127,420,527)	44,910,212	(42,891,386)	55,570,009
$600,345,034	$476,322,308	$357,391,776	$545,476,420	$272,058,547	$170,718,570	$159,149,891
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2020 (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund
INVESTOR CLASS SHARES
Net Assets	$80,439,782	$100,566,774
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	7,911,075	10,674,987
Net asset value per share	$10.17	$9.42

SELECT CLASS SHARES
Net Assets	$458,951,789	$593,279,725
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	45,153,601	63,228,574
Net asset value per share	$10.16	$9.38
Identified cost of unaffiliated investments	$536,490,401	$715,543,683
Cost of foreign currency	$—	$130,688
(1) Including securities on loan, at value (see Note 1)	N/A	$4,150,153
(2) Net of deferred capital gain country tax of:	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$112,428,869	$74,570,994	$55,701,190	$80,664,134	$41,203,020	$22,077,729	$24,097,433

4,810,465	5,290,067	2,558,584	9,259,393	2,379,273	2,850,333	2,187,025
$23.37	$14.10	$21.77	$8.71	$17.32	$7.75	$11.02

$487,916,165	$401,751,314	$301,690,586	$464,812,286	$230,855,527	$148,640,841	$135,052,458

20,962,787	28,608,071	13,876,938	53,540,584	13,391,438	19,198,518	12,294,745
$23.28	$14.04	$21.74	$8.68	$17.24	$7.74	$10.98
$177,986,801	$400,845,585	$276,573,979	$639,104,933	$200,738,704	$200,504,714	$103,386,933
$—	$—	$—	$1,804,124	$—	$544,873	$—
$2,369,467	$2,316,214	$12,476,501	$54,588,665	N/A	$4,945,710	$1,365,300
$—	$—	$—	$—	$—	$62,017	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2020 (Continued)

SA
Worldwide
Moderate
Growth Fund
ASSETS
Investments in affiliated securities, at value	$30,466,896
Receivable for investments sold	4,811
Receivable for fund shares sold	1,654
Receivable from the Adviser (Note 2)	13,564
Prepaid expenses	21,945
Total Assets	30,508,870

LIABILITIES
Payable for fund shares redeemed	178
Sub-Administration fee payable (Note 2)	570
Custody and accounting fees payable	4,799
Trustees' fees payable (Note 2)	8,331
Transfer agent fee payable	500
Professional fees payable	24,265
Accrued expenses and other liabilities	6,147
Total Liabilities	44,790

NET ASSETS	$30,464,080
NET ASSETS CONSIST OF:
Paid-in capital	$32,366,290
Total distributable earnings (loss)	(1,902,210)
NET ASSETS	$30,464,080
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	3,192,415
Net asset value per share	$9.54
Identified cost of affiliated investments	$32,720,831

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — YEAR ENDED JUNE 30, 2020

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$12,197,175
Affiliated dividends	—	—	—
Interest(1)	11,292,646	5,601,605	28,519
Other income	1,000	—	24,875
Taxes withheld	—	(3,455)	(305)
Total Income	11,293,646	5,598,150	12,250,264
Expenses:
Advisory fees (Note 2)	896,499	1,921,804	2,642,023
Shareholder Servicing fees (Note 2)
Investor Class	246,444	308,139	340,874
Select Class	249,544	322,733	262,078
Administration fees (Note 2)	597,666	768,722	660,506
Sub-Advisory fees (Note 2)	179,300	230,617	190,034
Sub-Administration fees (Note 2)	110,331	141,920	120,776
Trustees’ fees and expenses (Note 2)	32,286	32,286	32,286
Custody and accounting fees	97,022	168,950	110,698
Transfer agent fees	97,847	103,064	115,305
Professional fees*	67,360	68,919	64,423
Registration fees	45,755	46,391	45,876
Other expenses**	86,474	100,697	107,897
Total expenses before waivers and reimbursements:	2,706,528	4,214,242	4,692,776
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	2,706,528	4,214,242	4,692,776
Net investment income	8,587,118	1,383,908	7,557,488
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	659,156	(10,908,620)	50,661,749
Investments in affiliates	—	—	—
Forward Foreign Currency Exchange Contracts	—	31,309,417	—
Foreign currency transactions	—	38,967	—
Capital gain distributions from underlying funds	—	—	611,297
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	342,424	(5,197,038)	(18,767,616)
Investments in affiliates	—	—	—
Forward Foreign Currency Exchange Contracts	—	(4,445,195)	—
Foreign currency transactions	—	11,661	—
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	1,001,580	10,809,192	32,505,430
Net increase (decrease) in net assets resulting from operations	$9,588,698	$12,193,100	$40,062,918
(1) Interest income includes security lending income of:	$—	$3,871	$13,169
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.

The accompanying notes are an integral part of these financial statements.

SA U.S.	SA U.S.	SA	SA International	SA	SA	SA Worldwide
Value	Small Company	International	Small Company	Emerging Markets	Real Estate	Moderate
Fund	Fund	Value Fund	Fund	Value Fund	Securities Fund	Growth Fund

$15,097,606	$5,851,176	$20,863,702	$7,226,629	$7,595,670	$5,180,361	$—
—	—	—	—	—	—	816,155
22,825	149,709	237,898	—	53,600	21,126	—
11,055	67,664	22,192	—	2,747	572	—
—	(3,194)	(1,872,999)	—	(1,029,330)	(743)	—
15,131,486	6,065,355	19,250,793	7,226,629	6,622,687	5,201,316	816,155

2,266,834	1,587,299	2,807,782	759,159	881,568	644,536	—

252,314	176,256	256,768	133,616	73,166	80,588	N/A
232,891	163,161	260,622	125,109	83,319	75,959	N/A
566,708	396,825	623,952	303,664	195,904	184,153	—
566,708	992,062	1,247,903	—	909,790	184,153	—
104,694	72,819	114,606	55,969	36,203	34,340	6,725
32,286	32,286	32,286	32,286	32,286	32,286	32,286
75,594	95,328	147,771	29,389	264,851	43,287	26,140
112,867	112,035	115,182	109,815	100,114	102,388	4,970
64,423	64,420	66,919	64,360	84,025	66,645	63,858
44,370	40,693	45,207	39,149	37,518	35,928	25,966
82,888	76,565	105,275	64,160	64,411	42,880	28,033
4,402,577	3,809,749	5,824,273	1,716,676	2,763,155	1,527,143	187,978
—	—	—	—	(462,686)	(81,524)	(187,978)
4,402,577	3,809,749	5,824,273	1,716,676	2,300,469	1,445,619	—
10,728,909	2,255,606	13,426,520	5,509,953	4,322,218	3,755,697	816,155

(5,144,102)	3,292,073	(27,389,358)	(3,777,899)	(13,283,429)	2,066,537	—
—	—	—	—	—	—	(26,477)
—	—	—	—	—	—	—
—	—	(159,878)	—	(136,470)	—	—
—	—	—	7,161,197	—	—	917,991

(81,542,513)	(48,379,710)	(99,950,393)	(31,780,465)	(34,181,111)	(18,859,844)	—
—	—	—	—	—	—	(4,256,602)
—	—	—	—	—	—	—
—	—	(1,368)	—	(37,051)	—	—

(86,686,615)	(45,087,637)	(127,500,997)	(28,397,167)	(47,638,061)	(16,793,307)	(3,365,088)
$(75,957,706)	$(42,832,031)	$(114,074,477)	$(22,887,214)	$(43,315,843)	$(13,037,610)	$(2,548,933)
$5,211	$136,068	$227,283	$—	$48,826	$13,646	$—
$—	$—	$—	$—	$16,250	$—	$—
$—	$—	$—	$—	$(98,825)	$—	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,587,118	$13,283,234
Net realized gain (loss) on investments and foreign currency transactions	659,156	(855,979)
Net increase (decrease) in unrealized appreciation (depreciation)	342,424	4,480,087
Net increase (decrease) in net assets from operations	9,588,698	16,907,342

Distributions to shareholders:
Investor Class	(1,325,810)	(2,511,526)
Select Class	(7,519,379)	(11,512,193)
Total distributions to shareholders	(8,845,189)	(14,023,719)

Capital share transactions
Proceeds from sale of shares
Investor Class	12,071,114	18,311,675
Select Class	82,796,867	95,929,848
	94,867,981	114,241,523
Value of distributions reinvested
Investor Class	1,307,312	2,438,362
Select Class	7,379,380	11,351,961
	8,686,692	13,790,323
Cost of shares redeemed
Investor Class	(37,021,259)	(30,582,475)
Select Class	(157,782,049)	(90,269,305)
	(194,803,308)	(120,851,780)
Tax-free interclass conversion
Investor Class	(9,430,941)	(24,761,930)
Select Class	9,430,941	24,761,930
	—	—
Total capital share transactions	(91,248,635)	7,180,066
Total increase (decrease) in net assets	(90,505,126)	10,063,689

NET ASSETS
Beginning of year	$629,896,697	$619,833,008
End of year	$539,391,571	$629,896,697

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	1,188,116	1,808,111
Select Class	8,156,361	9,476,826

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

$1,383,908	$5,104,178	$7,557,488	$9,306,635
20,439,764	27,044,427	51,273,046	64,895,853
(9,630,572)	(2,047,196)	(18,767,616)	(4,897,507)
12,193,100	30,101,409	40,062,918	69,304,981

(4,148,976)	(5,005,633)	(16,802,237)	(9,676,209)
(23,851,052)	(23,876,553)	(65,886,578)	(35,979,252)
(28,000,028)	(28,882,186)	(82,688,815)	(45,655,461)

20,881,450	19,878,542	8,125,897	18,248,004
147,764,376	105,172,117	63,057,750	79,927,235
168,645,826	125,050,659	71,183,647	98,175,239

4,095,942	4,877,774	15,971,544	9,216,579
23,507,692	23,628,223	65,017,485	33,943,036
27,603,634	28,505,997	80,989,029	43,159,615

(44,611,309)	(35,427,647)	(58,504,238)	(42,938,278)
(193,298,631)	(107,487,662)	(206,000,192)	(161,697,779)
(237,909,940)	(142,915,309)	(264,504,430)	(204,636,057)

(11,372,926)	(26,483,597)	(9,010,402)	(31,121,043)
11,372,926	26,483,597	9,010,402	31,121,043
—	—	—	—
(41,660,480)	10,641,347	(112,331,754)	(63,301,203)
(57,467,408)	11,860,570	(154,957,651)	(39,651,683)

$751,313,907	$739,453,337	$755,302,685	$794,954,368
$693,846,499	$751,313,907	$600,345,034	$755,302,685

2,173,001	2,077,971	340,329	758,562
15,451,976	11,025,703	2,728,044	3,360,925

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Shares issued for distributions reinvested
Investor Class	128,916	241,383
Select Class	728,143	1,124,755
Shares redeemed
Investor Class	(3,646,934)	(3,019,041)
Select Class	(15,555,449)	(8,917,437)
Tax-free interclass conversion
Investor Class	(928,091)	(2,445,369)
Select Class	928,920	2,446,874
Net increase (decrease) in fund shares	(9,000,018)	716,102

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

430,854	511,693	664,374	447,624
2,485,743	2,489,034	2,719,259	1,655,758

(4,653,088)	(3,702,879)	(2,467,312)	(1,792,141)
(20,257,790)	(11,276,940)	(8,752,171)	(6,749,392)

(1,183,519)	(2,769,820)	(415,754)	(1,243,195)
1,188,290	2,778,342	417,360	1,243,061
(4,364,533)	1,133,104	(4,765,871)	(2,318,798)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,728,909	$10,060,054
Net realized gain (loss) on investments and foreign currency transactions	(5,144,102)	30,531,694
Net increase (decrease) in unrealized appreciation (depreciation)	(81,542,513)	(26,224,913)
Net increase (decrease) in net assets from operations	(75,957,706)	14,366,835

Distributions to shareholders:
Investor Class	(5,623,754)	(10,387,101)
Select Class	(27,287,842)	(39,249,863)
Total distributions to shareholders	(32,911,596)	(49,636,964)

Capital share transactions
Proceeds from sale of shares
Investor Class	13,384,483	14,774,588
Select Class	106,667,979	73,308,742
	120,052,462	88,083,330
Value of distributions reinvested
Investor Class	5,494,859	10,033,363
Select Class	25,473,417	37,015,592
	30,968,276	47,048,955
Cost of shares redeemed
Investor Class	(34,730,745)	(28,823,661)
Select Class	(124,074,322)	(79,444,054)
	(158,805,067)	(108,267,715)
Tax-free interclass conversion
Investor Class	(7,478,716)	(24,080,571)
Select Class	7,478,716	24,080,571
	—	—
Total capital share transactions	(7,784,329)	26,864,570
Total increase (decrease) in net assets	(116,653,631)	(8,405,559)

NET ASSETS
Beginning of year	$592,975,939	$601,381,498
End of year	$476,322,308	$592,975,939

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	862,159	841,853
Select Class	7,069,084	4,257,717

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

$2,255,606	$2,081,191	$13,426,520	$20,812,263
3,292,073	19,601,388	(27,549,236)	(26,818,688)
(48,379,710)	(38,126,825)	(99,951,761)	(36,504,671)
(42,832,031)	(16,444,246)	(114,074,477)	(42,511,096)

(3,409,041)	(2,474,953)	(4,103,404)	(2,413,501)
(16,655,015)	(10,022,966)	(22,391,509)	(12,985,834)
(20,064,056)	(12,497,919)	(26,494,913)	(15,399,335)

12,040,529	10,466,049	16,696,723	18,817,975
90,783,911	50,923,567	116,243,270	95,474,252
102,824,440	61,389,616	132,939,993	114,292,227

3,321,886	2,390,101	4,025,053	2,328,986
15,495,388	9,461,556	21,118,863	12,256,937
18,817,274	11,851,657	25,143,916	14,585,923

(24,034,625)	(20,113,433)	(33,515,415)	(29,631,782)
(88,558,580)	(57,952,707)	(131,201,984)	(83,941,904)
(112,593,205)	(78,066,140)	(164,717,399)	(113,573,686)

(4,997,884)	(17,580,369)	(7,790,925)	(29,167,039)
4,997,884	17,580,369	7,790,925	29,167,039
—	—	—	—
9,048,509	(4,824,867)	(6,633,490)	15,304,464
(53,847,578)	(33,767,032)	(147,202,880)	(42,605,967)

$411,239,354	$445,006,386	$692,679,300	$735,285,267
$357,391,776	$411,239,354	$545,476,420	$692,679,300

530,838	406,073	1,876,884	1,694,758
4,130,316	2,011,980	13,134,152	8,662,206

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Shares issued for distributions reinvested
Investor Class	310,620	678,388
Select Class	1,446,531	2,512,939
Shares redeemed
Investor Class	(2,214,345)	(1,665,204)
Select Class	(8,287,743)	(4,594,239)
Tax-free interclass conversion
Investor Class	(526,768)	(1,299,305)
Select Class	528,755	1,299,001
Net increase (decrease) in fund shares	(811,707)	2,031,150

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

128,955	110,143	363,272	232,898
602,933	437,023	1,914,675	1,230,616

(1,063,077)	(785,670)	(3,476,298)	(2,685,365)
(4,059,771)	(2,256,172)	(14,374,582)	(7,658,728)

(246,057)	(651,802)	(893,333)	(2,566,124)
246,413	651,011	896,375	2,564,186
270,550	(77,414)	(558,855)	1,474,447

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$5,509,953	$5,949,597
Net realized gain (loss) on investments and foreign currency transactions	3,383,298	11,671,830
Net increase (decrease) in unrealized appreciation (depreciation)	(31,780,465)	(45,853,769)
Net increase (decrease) in net assets from operations	(22,887,214)	(28,232,342)

Distributions to shareholders:
Investor Class	(3,310,038)	(3,954,534)
Select Class	(16,168,256)	(15,924,470)
Total distributions to shareholders	(19,478,294)	(19,879,004)

Capital share transactions
Proceeds from sale of shares
Investor Class	4,956,614	8,482,092
Select Class	38,036,789	43,517,772
	42,993,403	51,999,864
Value of distributions reinvested
Investor Class	3,235,712	3,813,704
Select Class	15,954,808	15,789,268
	19,190,520	19,602,972
Cost of shares redeemed
Investor Class	(17,749,929)	(15,013,199)
Select Class	(54,607,570)	(38,928,367)
	(72,357,499)	(53,941,566)
Tax-free interclass conversion
Investor Class	(3,920,462)	(14,034,512)
Select Class	3,920,462	14,034,512
	—	—
Total capital share transactions	(10,173,576)	17,661,270
Total increase (decrease) in net assets	(52,539,084)	(30,450,076)

NET ASSETS
Beginning of year	$324,597,631	$355,047,707
End of year	$272,058,547	$324,597,631

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	266,159	416,466
Select Class	2,143,493	2,169,376

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

$4,322,218	$3,951,776	$3,755,697	$4,510,684
(13,419,899)	1,724,592	2,066,537	5,464,020
(34,218,162)	(3,349,320)	(18,859,844)	14,099,330
(43,315,843)	2,327,048	(13,037,610)	24,074,034

(713,402)	(685,828)	(1,423,502)	(1,360,083)
(4,453,559)	(3,414,178)	(7,112,402)	(5,993,355)
(5,166,961)	(4,100,006)	(8,535,904)	(7,353,438)

4,976,831	5,837,011	2,960,123	4,472,974
43,876,587	30,581,981	25,548,122	21,219,196
48,853,418	36,418,992	28,508,245	25,692,170

702,205	667,208	1,402,951	1,322,185
4,137,606	3,177,559	7,014,151	5,654,080
4,839,811	3,844,767	8,417,102	6,976,265

(10,220,751)	(9,068,092)	(10,870,757)	(8,883,587)
(41,080,546)	(26,044,011)	(34,929,458)	(36,469,819)
(51,301,297)	(35,112,103)	(45,800,215)	(45,353,406)

(2,830,219)	(9,334,441)	(2,627,760)	(8,386,548)
2,830,219	9,334,441	2,627,760	8,386,548
—	—	—	—
2,391,932	5,151,656	(8,874,868)	(12,684,971)
(46,090,872)	3,378,698	(30,448,382)	4,035,625

$216,809,442	$213,430,744	$189,598,273	$185,562,648
$170,718,570	$216,809,442	$159,149,891	$189,598,273

592,694	598,985	241,020	386,526
5,294,978	3,144,221	2,143,463	1,831,223

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Shares issued for distributions reinvested
Investor Class	159,552	219,304
Select Class	791,017	912,674
Shares redeemed
Investor Class	(989,404)	(743,950)
Select Class	(3,092,356)	(1,948,349)
Tax-free interclass conversion
Investor Class	(242,521)	(655,909)
Select Class	243,578	655,708
Net increase (decrease) in fund shares	(720,482)	1,025,320

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

72,095	72,444	112,146	124,382
425,680	345,762	562,934	533,907

(1,210,793)	(932,919)	(903,052)	(758,733)
(5,153,190)	(2,684,764)	(2,958,229)	(3,099,795)

(361,496)	(955,001)	(234,761)	(719,667)
361,701	954,214	235,455	719,420
21,669	542,942	(801,024)	(982,737)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$816,155	$756,839
Net realized gain on investments and foreign currency transactions	891,514	670,514
Net decrease in unrealized appreciation (depreciation)	(4,256,602)	(452,604)
Net increase (decrease) in net assets from operations	(2,548,933)	974,749
Distributions to shareholders	(1,858,952)	(2,134,551)

Capital share transactions
Proceeds from sale of shares	6,857,356	11,458,404
Value of distributions reinvested	1,851,726	2,125,762
Cost of shares redeemed	(12,046,911)	(9,959,625)
Total capital share transactions	(3,337,829)	3,624,541
Total increase (decrease) in net assets	(7,745,714)	2,464,739
NET ASSETS
Beginning of year	$38,209,794	$35,745,055
End of year	$30,464,080	$38,209,794

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	688,179	1,057,019
Shares issued for distributions reinvested	170,666	218,925
Shares redeemed	(1,194,954)	(913,986)
Net increase (decrease) in fund shares	(336,109)	361,958

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Year Ended June 30,
Investor Class	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.16	$10.11	$10.18	$10.22	$10.20

Income from investment operations:
Net investment income (loss)	0.13 (1)	(0.20)	(0.05)	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.01	0.46	0.07	(0.05)	0.03
Total from investment operations	0.14	0.26	0.02	0.01	0.06

Less distributions from:
Net investment income	(0.13)	(0.21)	(0.09)	(0.05)	(0.03)
Capital gains	—	—	—	—	(0.01)
Total distributions	(0.13)	(0.21)	(0.09)	(0.05)	(0.04)

Net asset value, end of period	$10.17	$10.16	$10.11	$10.18	$10.22

Total return	1.42%	2.58%	0.17%	0.10%	0.53%
Net assets, end of period (000s)	$80,440	$113,430	$147,431	$606,640	$615,114
Ratio of net expenses to average net assets	0.63%	0.64%	0.64%	0.65%	0.65%
Ratio of gross expenses to average net assets	0.63%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	1.28%	1.92%	0.94%	0.56%	0.31%
Portfolio turnover rate	49%	88%	107%	115%	140%

(1)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.15	$10.10	$10.18

Income from investment operations:
Net investment income (loss)	0.15 (5)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	0.01	0.53	0.13
Total from investment operations	0.16	0.28	0.03

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.11)
Capital gains	—	—	—
Total distributions	(0.15)	(0.23)	(0.11)

Net asset value, end of period	$10.16	$10.15	$10.10

Total return	1.60%	2.83%	0.33	%(2)
Net assets, end of period (000s)	$458,952	$516,466	$472,402
Ratio of net expenses to average net assets	0.42%	0.41%	0.43	%(3)
Ratio of gross expenses to average net assets	0.42%	0.41%	0.43	%(3)(4)
Ratio of net investment income to average net assets	1.47%	2.17%	1.55	%(3)
Portfolio turnover rate	49%	88%	107%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended June 30,
Investor Class	2020		2019	2018		2017	2016
Net asset value, beginning of period	$9.63		$9.59	$9.63		$9.79	$9.63

Income from investment operations:
Net investment income (loss)	0.00	(1)(2)	(0.09)	0.20		0.09	0.06
Net realized and unrealized gain (loss) on investments	0.14		0.46	(0.20)		(0.13)	0.17
Total from investment operations	0.14		0.37	—		(0.04)	0.23

Less distributions from:
Net investment income	(0.35)		(0.33)	(0.04)		(0.10)	(0.06)
Capital gains	—		—	(0.00	)(1)	(0.02)	(0.01)
Total distributions	(0.35)		(0.33)	(0.04)		(0.12)	(0.07)

Net asset value, end of period	$9.42		$9.63	$9.59		$9.63	$9.79

Total return	1.46%		3.90%	0.04%		(0.33)%	2.32%
Net assets, end of period (000s)	$100,567		$133,954	$170,558		$721,120	$732,949
Ratio of net expenses to average net assets	0.73%		0.73%	0.73%		0.73%	0.73%
Ratio of gross expenses to average net assets	0.73%		0.73%	0.73%		0.73%	0.73%
Ratio of net investment income to average net assets	0.01%		0.53%	1.02%		1.06%	0.91%
Portfolio turnover rate	58%		75%	46%		41%	42%

(1)	Amount rounds to less than $0.005 per share.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.59	$9.59	$9.62

Income from investment operations:
Net investment income (loss)	0.02 (5)	(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	0.14	0.68	0.04
Total from investment operations	0.16	0.39	0.02

Less distributions from:
Net investment income	(0.37)	(0.39)	(0.05)
Capital gains	—	—	—
Total distributions	(0.37)	(0.39)	(0.05)

Net asset value, end of period	$9.38	$9.59	$9.59

Total return	1.66%	4.12%	0.25	%(2)
Net assets, end of period (000s)	$593,280	$617,360	$568,896
Ratio of net expenses to average net assets	0.51%	0.51%	0.52	%(3)
Ratio of gross expenses to average net assets	0.51%	0.51%	0.54	%(3)(4)
Ratio of net investment income to average net assets	0.21%	0.73%	1.12	%(3)
Portfolio turnover rate	58%	75%	46%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended June 30,
Investor Class	2020	2019	2018		2017	2016
Net asset value, beginning of period	$24.79	$24.18	$21.71		$19.56	$19.47

Income from investment operations:
Net investment income (loss)	0.23 (2)	0.01	(0.02)		0.22	0.21
Net realized and unrealized gain on investments	1.43	1.95	3.45		3.16	0.05
Total from investment operations	1.66	1.96	3.43		3.38	0.26

Less distributions from:
Net investment income	(0.26)	(0.17)	(0.22)		(0.26)	(0.17)
Capital gains	(2.82)	(1.18)	(0.74)		(0.97)	—
Total distributions	(3.08)	(1.35)	(0.96)		(1.23)	(0.17)

Net asset value, end of period	$23.37	$24.79	$24.18		$21.71	$19.56

Total return	6.31%	9.30%	15.91%		17.81%	1.31%
Net assets, end of period (000s)	$112,429	$165,849	$205,989		$731,679	$668,601
Ratio of net expenses to average net assets	0.88%	0.88%	0.90%		0.93%	0.98%
Ratio of gross expenses to average net assets	0.88%	0.88%	0.90	%(1)	0.93%	0.98%
Ratio of net investment income to average net assets	0.98%	1.02%	0.90%		1.06%	1.09%
Portfolio turnover rate	3%	4%	6%		8%	11%

(1)	Gross expenses before waivers of expenses.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$24.71	$24.20	$21.74

Income from investment operations:
Net investment income (loss)	0.28 (5)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	1.43	2.26	3.65
Total from investment operations	1.71	1.98	3.45

Less distributions from:
Net investment income	(0.32)	(0.29)	(0.25)
Capital gains	(2.82)	(1.18)	(0.74)
Total distributions	(3.14)	(1.47)	(0.99)

Net asset value, end of period	$23.28	$24.71	$24.20

Total return	6.56%	9.51%	15.99	%(2)
Net assets, end of period (000s)	$487,916	$589,454	$588,965
Ratio of net expenses to average net assets	0.67%	0.66%	0.67	%(3)
Ratio of gross expenses to average net assets	0.67%	0.66%	0.68	%(3)(4)
Ratio of net investment income to average net assets	1.19%	1.24%	1.12%
Portfolio turnover rate	3%	4%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended June 30,
Investor Class	2020	2019	2018		2017	2016
Net asset value, beginning of period	$17.13	$18.39	$18.51		$16.11	$17.45

Income from investment operations:
Net investment income (loss)	0.28 (2)	(0.03)	(0.00	)(1)	0.22	0.24
Net realized and unrealized gain (loss) on investments	(2.39)	0.24	1.83		3.07	(0.52)
Total from investment operations	(2.11)	0.21	1.83		3.29	(0.28)

Less distributions from:
Net investment income	(0.26)	(0.19)	(0.24)		(0.25)	(0.22)
Capital gains	(0.66)	(1.28)	(1.71)		(0.64)	(0.84)
Total distributions	(0.92)	(1.47)	(1.95)		(0.89)	(1.06)

Net asset value, end of period	$14.10	$17.13	$18.39		$18.51	$16.11

Total return	(13.42)%	2.43%	9.59%		20.67%	(1.35)%
Net assets, end of period (000s)	$74,571	$117,485	$152,688		$572,841	$519,215
Ratio of net expenses to average net assets	0.95%	0.96%	0.97%		1.00%	1.05%
Ratio of gross expenses to average net assets	0.95%	0.96%	0.97%		1.00%	1.05%
Ratio of net investment income to average net assets	1.71%	1.53%	1.41%		1.29%	1.55%
Portfolio turnover rate	10%	11%	19%		16%	21%

(1)	Amount rounds to less than $0.005 per share.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$17.07	$18.41	$18.62

Income from investment operations:
Net investment income (loss)	0.31 (5)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	(2.38)	0.51	1.99
Total from investment operations	(2.07)	0.23	1.76

Less distributions from:
Net investment income	(0.30)	(0.29)	(0.26)
Capital gains	(0.66)	(1.28)	(1.71)
Total distributions	(0.96)	(1.57)	(1.97)

Net asset value, end of period	$14.04	$17.07	$18.41

Total return	(13.26)%	2.63%	9.20	%(2)
Net assets, end of period (000s)	$401,751	$475,491	$448,694
Ratio of net expenses to average net assets	0.74%	0.74%	0.75	%(3)
Ratio of gross expenses to average net assets	0.74%	0.74%	0.76	%(3)(4)
Ratio of net investment income to average net assets	1.93%	1.76%	1.46	%(3)
Portfolio turnover rate	10%	11%	19%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended June 30,
Investor Class	2020	2019	2018		2017		2016
Net asset value, beginning of period	$25.46	$27.37	$25.76		$22.40		$25.64

Income from investment operations:
Net investment income (loss)	0.09 (2)	0.07	(0.06)		0.05		0.09
Net realized and unrealized gain (loss) on investments	(2.62)	(1.27)	3.75		4.62		(1.48)
Total from investment operations	(2.53)	(1.20)	3.69		4.67		(1.39)

Less distributions from:
Net investment income	(0.07)	—	(0.05)		(0.08)		(0.09)
Capital gains	(1.09)	(0.71)	(2.03)		(1.23)		(1.76)
Total distributions	(1.16)	(0.71)	(2.08)		(1.31)		(1.85)

Net asset value, end of period	$21.77	$25.46	$27.37		$25.76		$22.40

Total return	(10.66)%	(3.94)%	14.64%		20.90%		(5.23)%
Net assets, end of period (000s)	$55,701	$81,679	$113,007		$402,770		$366,164
Ratio of net expenses to average net assets	1.14%	1.15%	1.17%		1.20%		1.20%
Ratio of gross expenses to average net assets	1.14%	1.15%	1.21	%(1)	1.27	%(1)	1.28	%(1)
Ratio of net investment income to average net assets	0.38%	0.31%	0.26%		0.26%		0.42%
Portfolio turnover rate	14%	12%	16%		12%		12%
(1)	Gross expenses before waivers of expenses.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$25.43	$27.41	$25.96

Income from investment operations:
Net investment income (loss)	0.14 (5)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.61)	(1.08)	3.62
Total from investment operations	(2.47)	(1.16)	3.56

Less distributions from:
Net investment income	(0.13)	(0.11)	(0.08)
Capital gains	(1.09)	(0.71)	(2.03)
Total distributions	(1.22)	(0.82)	(2.11)

Net asset value, end of period	$21.74	$25.43	$27.41

Total return	(10.45)%	(3.73)%	14.05	%(2)
Net assets, end of period (000s)	$301,691	$329,561	$331,999
Ratio of net expenses to average net assets	0.92%	0.92%	0.93	%(3)
Ratio of gross expenses to average net assets	0.92%	0.92%	0.95	%(3)(4)
Ratio of net investment income to average net assets	0.61%	0.56%	0.48	%(3)
Portfolio turnover rate	14%	12%	16%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended June 30,
Investor Class	2020	2019	2018	2017		2016
Net asset value, beginning of period	$10.96	$11.87	$11.20	$9.16		$11.34

Income from investment operations:
Net investment income (loss)	0.19 (2)	0.13	0.15	0.27		0.25
Net realized and unrealized gain (loss) on investments	(2.03)	(0.85)	0.83	2.07		(2.24)
Total from investment operations	(1.84)	(0.72)	0.98	2.34		(1.99)

Less distributions from:
Net investment income	(0.41)	(0.19)	(0.31)	(0.30)		(0.19)
Capital gains	—	—	—	—		—
Total distributions	(0.41)	(0.19)	(0.31)	(0.30)		(0.19)

Net asset value, end of period	$8.71	$10.96	$11.87	$11.20		$9.16

Total return	(17.62)%	(5.88)%	8.61%	25.81%		(17.66)%
Net assets, end of period (000s)	$80,664	$124,822	$174,610	$714,939		$602,565
Ratio of net expenses to average net assets	1.11%	1.12%	1.12%	1.13	%(1)	1.16%
Ratio of gross expenses to average net assets	1.11%	1.12%	1.12%	1.13	%(1)	1.16%
Ratio of net investment income to average net assets	1.92%	2.67%	1.86%	2.51%		2.51%
Portfolio turnover rate	13%	19%	21%	17%		21%

(1)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$10.93	$11.89	$11.28

Income from investment operations:
Net investment income (loss)	0.22 (5)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	(2.04)	(0.51)	1.14
Total from investment operations	(1.82)	(0.70)	0.93

Less distributions from:
Net investment income	(0.43)	(0.26)	(0.32)
Capital gains	—	—	—
Total distributions	(0.43)	(0.26)	(0.32)

Net asset value, end of period	$8.68	$10.93	$11.89

Total return	(17.46)%	(5.66)%	8.16	%(2)
Net assets, end of period (000s)	$464,812	$567,858	$560,676
Ratio of net expenses to average net assets	0.90%	0.90%	0.90	%(3)
Ratio of gross expenses to average net assets	0.90%	0.90%	0.92	%(3)(4)
Ratio of net investment income to average net assets	2.20%	3.08%	4.25	%(3)
Portfolio turnover rate	13%	19%	21%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended June 30,
Investor Class	2020	2019		2018	2017		2016
Net asset value, beginning of period	$19.75	$22.94		$22.09	$18.72		$20.43

Income from investment operations:
Net investment income (loss)	0.31 (7)	(0.21)		(0.60)	0.18		0.42
Net realized and unrealized gain (loss) on investments	(1.57)	(1.80)		2.46	3.97		(1.40)
Total from investment operations	(1.26)	(2.01)		1.86	4.15		(0.98)

Less distributions from:
Net investment income	(0.35)	(0.29)		(0.43)	(0.36)		(0.19)
Capital gains	(0.82)	(0.89)		(0.58)	(0.42)		(0.54)
Total distributions	(1.17)	(1.18)		(1.01)	(0.78)		(0.73)

Net asset value, end of period	$17.32	$19.75		$22.94	$22.09		$18.72

Total return	(7.26)%	(8.05)%		8.35%	22.87%		(4.81)%
Net assets, end of period (000s)	$41,203	$62,905		$90,584	$355,959		$307,502
Ratio of net expenses to average net assets†	0.75%	0.75%		0.86%	0.96	%(1)	1.04%
Ratio of gross expenses to average net assets†	0.75%	0.76	%(2)	0.86%	0.96	%(1)	1.04%
Ratio of net investment income to average net assets†(6)	1.63%	1.58%		1.27%	0.64%		2.15%
Ratio of expenses to average net assets for
the DFA Portfolio (unaudited)(3)†	0.53%	0.54%		0.53%	0.53%		0.53%
Ratio of expenses to average net assets for the DFA Portfolio(4)†	0.54%	0.53%		0.53%	0.53%		0.54%
Portfolio turnover rate(5)	6%	6%		6%	0%		0%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(2)	Gross expenses before waivers of expenses.
(3)	The DFA Portfolio expense ratios are as of April 30, 2020, 2019, 2018, 2017 and 2016, respectively and are unaudited.
(4)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2019, 2018, 2017, 2016, 2015 , respectively.
(5)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$19.67	$22.96	$22.01

Income from investment operations:
Net investment income (loss)	0.34 (9)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	(1.55)	(1.58)	2.40
Total from investment operations	(1.21)	(1.98)	1.99

Less distributions from:
Net investment income	(0.41)	(0.42)	(0.46)
Capital gains	(0.81)	(0.89)	(0.58)
Total distributions	(1.22)	(1.31)	(1.04)

Net asset value, end of period	$17.24	$19.67	$22.96

Total return	(7.06)%	(7.81)%	8.98	%(2)
Net assets, end of period (000s)	$230,856	$261,693	$264,464
Ratio of net expenses to average net assets†	0.53%	0.52%	0.54%
Ratio of gross expenses to average net assets†	0.53%	0.52%	0.57	%(3)(4)
Ratio of net investment income to average net assets†(8)	1.85%	1.91%	0.98	%(3)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(5)	0.53%	0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(6)	0.54%	0.53%	0.53%
Portfolio turnover rate(7)	6%	6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	The DFA Portfolio expense ratios are as of April 30, 2020, 2019 and 2018, respectively and are unaudited.
(6)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.
(7)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(9)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended June 30,
Investor Class	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.85	$9.93	$9.56	$7.78	$9.05

Income from investment operations:
Net investment income (loss)	0.18 (2)	(0.12)	(0.11)	0.09	0.11
Net realized and unrealized gain (loss) on investments	(2.07)	0.20	0.62	1.79	(1.29)
Total from investment operations	(1.89)	0.08	0.51	1.88	(1.18)

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.14)	(0.10)	(0.09)
Capital gains	—	—	—	—	—
Total distributions	(0.21)	(0.16)	(0.14)	(0.10)	(0.09)

Net asset value, end of period	$7.75	$9.85	$9.93	$9.56	$7.78

Total return	(19.60)%	0.97%	5.23%	24.42%	(12.95)%
Net assets, end of period (000s)	$22,078	$37,001	$49,384	$204,553	$166,788
Ratio of net expenses to average net assets	1.35%	1.35%	1.38%	1.40%	1.40%
Ratio of gross expenses to average net assets(1)	1.61%	1.62%	1.61%	1.66%	1.72%
Ratio of net investment income to average net assets	2.06%	1.78%	1.26%	0.93%	1.52%
Portfolio turnover rate	22%	12%	18%	21%	13%

(1)	Gross expenses before waivers of expenses.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$9.84	$9.94	$9.61

Income from investment operations:
Net investment income (loss)	0.19 (5)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.06)	0.30	0.59
Total from investment operations	(1.87)	0.10	0.48

Less distributions from:
Net investment income	(0.23)	(0.20)	(0.15)
Capital gains	—	—	—
Total distributions	(0.23)	(0.20)	(0.15)

Net asset value, end of period	$7.74	$9.84	$9.94

Total return	(19.45)%	1.10%	4.87	%(2)
Net assets, end of period (000s)	$148,641	$179,808	$164,047
Ratio of net expenses to average net assets	1.14%	1.15%	1.16	%(3)
Ratio of gross expenses to average net assets(4)	1.37%	1.37%	1.41	%(3)
Ratio of net investment income to average net assets	2.23%	1.88%	1.74	%(3)
Portfolio turnover rate	22%	12%	18%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended June 30,
Investor Class	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.43	$11.40	$11.38	$12.17	$10.03

Income from investment operations:
Net investment income (loss)	0.22 (2)	(0.34)	0.14	0.21	0.26
Net realized and unrealized gain (loss) on investments	(1.08)	1.79	0.21	(0.59)	2.07
Total from investment operations	(0.86)	1.45	0.35	(0.38)	2.33

Less distributions from:
Net investment income	(0.15)	(0.35)	(0.14)	(0.35)	(0.19)
Capital gains	(0.40)	(0.07)	(0.19)	(0.06)	—
Total distributions	(0.55)	(0.42)	(0.33)	(0.41)	(0.19)

Net asset value, end of period	$11.02	$12.43	$11.40	$11.38	$12.17

Total return	(7.47)%	13.32%	3.14%	(2.98)%	23.56%
Net assets, end of period (000s)	$24,097	$36,944	$44,916	$172,150	$186,216
Ratio of net expenses to average net assets	0.95%	0.95%	0.98%	1.00%	1.00%
Ratio of gross expenses to average net assets(1)	1.02%	1.04%	1.04%	1.05%	1.06%
Ratio of net investment income to average net assets	1.82%	2.28%	2.27%	1.53%	2.43%
Portfolio turnover rate	3%	6%	6%	7%	7%

(1)	Gross expenses before waivers of expenses.
(2)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Year Ended	Year Ended	Period Ended
Select Class	June 30, 2020	June 30, 2019	June 30, 2018(1)
Net asset value, beginning of period	$12.40	$11.41	$11.53

Income from investment operations:
Net investment income (loss)	0.25 (5)	(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.09)	2.00	0.32
Total from investment operations	(0.84)	1.47	0.23

Less distributions from:
Net investment income	(0.18)	(0.41)	(0.16)
Capital gains	(0.40)	(0.07)	(0.19)
Total distributions	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$10.98	$12.40	$11.41

Total return	(7.35)%	13.54%	2.03	%(2)
Net assets, end of period (000s)	$135,052	$152,655	$140,647
Ratio of net expenses to average net assets	0.75%	0.75%	0.76	%(4)
Ratio of gross expenses to average net assets(3)	0.79%	0.78%	0.85	%(4)
Ratio of net investment income to average net assets	2.09%	2.42%	3.10	%(4)
Portfolio turnover rate	3%	6%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Amount rounds to less than $(0.005) per share
(5)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Year Ended June 30,
	2020	2019	2018	2017	2016‡
Net asset value, beginning of period	$10.83	$11.29	$10.73	$9.51	$10.00

Income from investment operations:
Net investment income (loss)	0.24 (6)	(0.18)	(0.15)	0.14	0.10
Net realized and unrealized gain (loss) on investments	(0.97)	0.39	1.03	1.27	(0.49)
Total from investment operations	(0.73)	0.21	0.88	1.41	(0.39)

Less distributions from:
Net investment income	(0.25)	(0.21)	(0.15)	(0.14)	(0.10)
Capital gains	(0.31)	(0.46)	(0.17)	(0.05)	—
Total distributions	(0.56)	(0.67)	(0.32)	(0.19)	(0.10)

Net asset value, end of period	$9.54	$10.83	$11.29	$10.73	$9.51

Total return	(7.33)%	2.53%	8.11%	15.04%	(3.89	)%(1)
Net assets, end of period (000s)	$30,464	$38,210	$35,745	$27,422	$11,662
Ratio of net expenses to average net assets(5)	0.00%	0.00%	0.00%	0.00%	0.00	%(2)
Ratio of gross expenses to average net assets(3)(5)	0.54%	0.51%	0.60%	0.61%	2.72	%(2)
Ratio of net investment income to average net assets(4)(5)	2.36%	2.07%	1.09%	1.32%	1.11	%(2)
Portfolio turnover rate	23%	14%	20%	11%	5%

‡	Fund commenced operations on July 1, 2015.
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(6)	Calculated based on average shares outstanding during the year.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund
SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund, commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) or Buckingham Strategist Program and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”),

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

an open-end management investment company. As of June 30, 2020, the SA International Small Company Fund held approximately 2.70% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the SA Worldwide Moderate Growth Fund. This target is the approximate percentage of the SA Worldwide Moderate Growth Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund currently expects that it will invest approximately 75% of its assets in equity investments and approximately 25% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Codification Financial Services – Investment Companies Topic 946.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

The tables below provide a summary of the inputs as of June 30, 2020, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2020
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$27,975,018	$—	$27,975,018
Corporate Bonds and Notes	—	172,244,700	—	172,244,700
U.S. Government & Agency Obligations	—	114,180,358	—	114,180,358
Short-Term Investments	3,277,757	220,691,707	—	223,969,464
Total Investments	$3,277,757	$535,091,783	$—	$538,369,540
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$637,194,957	$—	$637,194,957
Short-Term Investments	18,340,855	53,958,896	—	72,299,751
Other Financial Instruments
Forward Foreign Currency Contracts	—	1,345,920	—	1,345,920
Total Investments	$18,340,855	$692,499,773	$—	$710,840,628
Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(13,955,924)	$—	$(13,955,924)
SA U.S. Core Market Fund
Assets
Common Stocks	$571,293,649	$—	$—	$571,293,649
Rights And Warrants	1,585	—	—	1,585
Mutual Funds	24,830,410	—	—	24,830,410
Short-Term Investments	4,614,605	—	—	4,614,605
Total Investments	$600,740,249	$—	$—	$600,740,249
SA U.S. Value Fund
Assets
Common Stocks	$475,103,140	$—	$—	$475,103,140
Rights And Warrants	4,615	—	—	4,615
Short-Term Investments	1,537,035	—	—	1,537,035
Total Investments	$476,644,790	$—	$—	$476,644,790
SA U.S. Small Company Fund
Assets
Common Stocks	$356,196,616	$—	$10,650 †	$356,207,266
Preferred Stocks	148,530	—	—	148,530
Rights And Warrants	—	—	3,463 †	3,463
Short-Term Investments	3,908,250	—	—	3,908,250
Total Investments	$360,253,396	$—	$14,113	$360,267,509

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

	Investments in Securities
	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total Balance
	Investments	Inputs	Inputs	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 30, 2020
SA International Value Fund
Assets
Common Stocks	$532,422,019	$1,930,141	$0 †	$534,352,160
Preferred Stocks	7,229,023	—	—	7,229,023
Rights And Warrants	21,500	—	—	21,500
Short-Term Investments	17,082,085	—	—	17,082,085
Total Investments	$556,754,627	$1,930,141	$0	$558,684,768
SA International Small Company Fund
Assets
Mutual Funds	$272,488,867	$—	$—	$272,488,867
Total Investments	$272,488,867	$—	$—	$272,488,867
SA Emerging Markets Value Fund
Assets
Common Stocks	$166,712,977	$28,533	$15,000 †	$166,756,510
Preferred Stocks	2,117,212	—	—	2,117,212
Rights and Warrants	7,410	425 †	0 †	7,835
Short-Term Investments	3,239,450	—	—	3,239,450
Total Investments	$172,077,049	$28,958	$15,000	$172,121,007
SA Real Estate Securities Fund
Assets
Common Stocks	$157,892,263	$—	$5,262	$157,897,525
Short-Term Investments	753,866	—	—	753,866
Total Investments	$158,646,129	$—	$5,262	$158,651,391
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$30,466,896	$—	$—	$30,466,896
Total Investments	$30,466,896	$—	$—	$30,466,896

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of June 30, 2020, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of	(Including
	Value	Value of Cash	Non-Cash	Calculated
	of Securities	Collateral	Collateral*	Mark)
SA Global Fixed Income Fund	$4,150,153	$3,994,320	$—	$3,994,320
SA U.S. Core Market Fund	$2,369,467	$174,278	$2,265,943	$2,440,221
SA U.S. Value Fund	$2,316,214	$265,969	$2,115,387	$2,381,356
SA U.S. Small Company Fund	$12,476,501	$3,280,696	$9,530,444	$12,811,140
SA International Value Fund	$54,588,665	$16,787,310	$40,660,548	$57,447,858
SA Emerging Markets Value Fund	$4,945,710	$3,073,005	$2,230,087	$5,303,092
SA Real Estate Securities Fund	$1,365,300	$91,851	$1,303,859	$1,395,710

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements
	As of June 30, 2020
	Overnight and		Between
Securities Lending Transaction(1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$3,994,320	$ —	$ —	$ —	$3,994,320
Total Borrowings	$3,994,320	$ —	$ —	$ —	$3,994,320
Gross amount of recognized liabilities for securities lending transactions					$3,994,320
SA U.S. Core Market Fund
Government Money Market	$174,278	$ —	$ —	$ —	$174,278
Total Borrowings	$174,278	$ —	$ —	$ —	$174,278
Gross amount of recognized liabilities for securities lending transactions					$174,278
SA U.S. Value Fund
Government Money Market	$265,969	$ —	$ —	$ —	$265,969
Total Borrowings	$265,969	$ —	$ —	$ —	$265,969
Gross amount of recognized liabilities for securities lending transactions					$265,969
SA U.S. Small Company Fund
Government Money Market	$3,280,696	$ —	$ —	$ —	$3,280,696
Total Borrowings	$3,280,696	$ —	$ —	$ —	$3,280,696
Gross amount of recognized liabilities for securities lending transactions					$3,280,696
SA International Value Fund
Government Money Market	$16,787,310	$ —	$ —	$ —	$16,787,310
Total Borrowings	$16,787,310	$ —	$ —	$ —	$16,787,310
Gross amount of recognized liabilities for securities lending transactions					$16,787,310
SA Emerging Markets Value Fund
Government Money Market	$3,073,005	$ —	$ —	$ —	$3,073,005
Total Borrowings	$3,073,005	$ —	$ —	$ —	$3,073,005
Gross amount of recognized liabilities for securities lending transactions					$3,073,005
SA Real Estate Securities Fund
Government Money Market	$91,851	$ —	$ —	$ —	$91,851
Total Borrowings	$91,851	$ —	$ —	$ —	$91,851
Gross amount of recognized liabilities for securities lending transactions					$91,851

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the SA Global Fixed Income Fund’s use of derivative instruments and hedging activities at June 30, 2020, on a gross basis:

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Depreciation(4)
Foreign currency	$1,345,920	$13,955,924	$31,309,417	$(4,445,195)

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Realized gain (loss) on: Forward Foreign Currency Exchange Contracts.
(4)	Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Forward Foreign Currency Exchange Contracts.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

Forward Foreign Currency Exchange Contracts Assets and Collateral Held by Counterparty as of June 30, 2020:

	Gross Amount of
	Assets Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Received	Net Amount
Bank of America N.A.	$159,007	—	—	$159,007
Citibank N.A.	$200,592	—	—	$200,592
HSBC Bank	$79,666	—	—	$79,666
State Street Bank and Trust Co.	$906,655	$(906,655)	—	—

Forward Foreign Currency Exchange Contracts Liabilities and Collateral Pledged as of June 30, 2020:

Gross Amounts of
	Liabilities Presented	Financial
	in Statements of	Instruments	Collateral
Counterparty	Assets & Liabilities	Available for Offset	Pledged	Net Amount
State Street Bank and Trust Co.	$13,955,924	$(906,655)	—	$13,049,269

For the fiscal year ended June 30, 2020, the average monthly principal amount of Forward Foreign Currency Exchange Contracts was $761,469,785.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2020, if any, are reflected in each Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2020, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2016-2018), or expected to be taken in the Funds’ 2019 tax returns.

As of June 30, 2020, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future next realized gains as follows:

	Unlimited Short-Term	Unlimited Long-Term
	Losses	Losses
SA U.S. Fixed Income Fund	$2,528,865	$1,297,038
SA Global Fixed Income Fund	—	5,749,767
SA International Value Fund	2,247,991	51,850,661
SA Emerging Markets Value Fund	108,550	14,245,706

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2020 and 2019 were as follows:

	2020		2019
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
SA U.S. Fixed Income Fund	$8,845,189	$—	$14,023,719	$—
SA Global Fixed Income Fund	28,000,028	—	28,882,186	—
SA U.S. Core Market Fund	8,272,727	74,416,088	8,375,592	37,279,869
SA U.S. Value Fund	10,266,428	22,645,168	8,591,839	41,045,125
SA U.S. Small Company Fund	2,855,323	17,208,733	1,581,417	10,916,502
SA International Value Fund	26,494,913	—	15,399,335	—
SA International Small Company Fund	6,270,116	13,208,178	6,090,934	13,788,070
SA Emerging Markets Value Fund	5,166,961	—	4,100,006	—
SA Real Estate Securities Fund	2,610,058	5,925,846	6,299,482	1,053,956
SA Worldwide Moderate Growth Fund	824,381	1,034,571	662,898	1,471,653

As of June 30, 2020, the components of distributable earnings on a federal income tax basis were:

		Undistributed	Unrealized	Post October
	Undistributed	Long-Term	Appreciation/	Capital/ Late Year	Capital Loss
	Ordinary Income	Capital Gains	(Depreciation)	Ordinary Loss	Carryforward
SA U.S. Fixed Income Fund	$245,714	$—	$1,873,216	$—	$(3,825,903)
SA Global Fixed Income Fund	—	—	(8,360,278)	(3,117,972)	(5,749,767)
SA U.S. Core Market Fund	3,509,907	13,301,590	422,847,936	—	—
SA U.S. Value Fund	5,183,809	—	76,403,448	(11,658,245)	—
SA U.S. Small Company Fund	1,114,570	—	84,617,991	(365,348)	—
SA International Value Fund	7,682,600	—	(81,004,475)	—	(54,098,652)
SA International Small
Company Fund	—	2,724,211	42,186,001	—	—
SA Emerging Markets Value Fund	490,328	—	(29,027,458)	—	(14,354,256)
SA Real Estate Securities Fund	1,368,112	532,843	53,669,054	—	—
SA Worldwide Moderate
Growth Fund	116,761	775,172	(2,794,143)	—	—

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

During the fiscal year ended June 30, 2020, the SA U.S. Fixed Income Fund and the SA Global Fixed Income Fund utilized $655,942 and $1,064,032 of capital loss carryforward, respectively.

At June 30, 2020, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
SA U.S. Fixed Income Fund	$536,496,324	$1,900,711	$(27,495)	$1,873,216
SA Global Fixed Income Fund	717,693,105	2,181,173	(10,563,829)	(8,382,656)
SA U.S. Core Market Fund	177,892,313	422,869,562	(21,626)	422,847,936
SA U.S. Value Fund	400,241,342	137,119,367	(60,715,919)	76,403,448
SA U.S. Small Company Fund	275,649,518	136,377,194	(51,759,203)	84,617,991
SA International Value Fund	639,710,142	56,605,219	(137,630,593)	(81,025,374)
SA International Small Company Fund	230,302,866	42,186,001	—	42,186,001
SA Emerging Markets Value Fund	201,056,801	22,576,636	(51,512,430)	(28,935,794)
SA Real Estate Securities Fund	104,982,337	63,241,119	(9,572,065)	53,669,054
SA Worldwide Moderate Growth Fund	33,261,040	520,733	(3,314,877)	(2,794,144)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences may include wash sales, passive foreign investment companies, non-REIT return of capital, foreign currency transactions, premium amortization, and straddle losses

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

At June 30, 2020, as a result of permanent book-to-tax differences, the following reclassifications were made on the Statements of Assets and Liabilities. These differences primarily relate to the utilization of tax-equalization and to the tax treatment of corporate action adjustments:

	Paid in	Total distributable
	Capital	earnings (loss)
SA U.S. Core Market Fund	$7,360,825	$(7,360,825)
SA International Value Fund	(58,953)	58,953
SA International Small Company Fund	355,143	(355,143)
SA Real Estate Securities Fund	398,967	(398,967)
SA Worldwide Moderate Growth Fund	182,584	(182,584)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory services provided to the Funds under the Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The management fee for the SA Worldwide Moderate Growth Fund has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory
Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.25%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.45%**
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

** Effective March 1, 2020, the Sub-Advisory Agreement was amended to reflect a lowering of the sub-advisory fee from 0.47% to 0.45%.

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

fund fees and expenses and extraordinary expenses and any other expenses related to Investments in Other Assets) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor Class	Select Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.15%	0.95%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.33%*	1.13%*
SA Real Estate Securities Fund	0.95%	0.75%

* Beginning on March 1, 2020, the Adviser voluntarily waived an additional 0.02% of its advisory fees. Prior to that date, the expense limitations for the Investor Class and Select Class were 1.35% and 1.15%, respectively.

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $100,800, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $10,080 per year. Effective January 1, 2020, the Trustees of the Trust receive an annual retainer fee of $107,500, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. Also effective January 1, 2020, the Chairman of the Board receives an annual supplemental compensation of $10,750 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which are subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2020 were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
SA U.S. Fixed Income Fund	$35,020,237	$110,050,292	$32,236,785	$187,603,324
SA Global Fixed Income Fund	128,943,278	236,805,473	115,014,076	348,241,449
SA U.S. Core Market Fund	—	19,231,386	—	178,617,666
SA U.S. Value Fund	—	55,760,784	—	84,105,133
SA U.S. Small Company Fund	—	55,966,178	—	62,754,389
SA International Value Fund	—	80,839,351	—	97,133,021
SA International Small Company Fund	—	18,473,826	—	34,895,000
SA Emerging Markets Value Fund	—	44,036,427	—	42,641,308
SA Real Estate Securities Fund	—	6,026,432	—	17,705,272
SA Worldwide Moderate Growth Fund	—	8,027,715	—	11,493,149

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the fiscal year ended June 30, 2020 follows:

				Net
				Realized				Dividend
				Gain (Loss)		Ending		Income	Capital Gain
	Beginning			on Sales of	Change in	Value	Shares	from	Distributions
	Value			Affiliated	Unrealized	as of	as of	Affiliated	from Affiliated
Affiliated Investment	as of	Purchases	Proceeds	Investment	Appreciation/	June 30,	June 30,	Investment	Investment
Companies	June 30, 2019	at Cost	from Sales	Companies	Depreciation	2020	2020	Companies	Companies
SA Emerging Markets
Value Fund	$3,821,594	$897,392	$(527,491)	$(79,933)	$(792,828)	$3,318,734	428,777	$96,855	$—
SA Global Fixed
Income Fund	4,928,589	1,530,985	(1,785,086)	(15,838)	(90,002)	4,568,648	487,063	191,337	—
SA International
Value Fund	7,276,809	956,270	(1,107,417)	(206,741)	(1,185,524)	5,733,397	660,530	269,847	—
SA Real Estate
Securities Fund	1,861,300	866,212	(706,272)	83,262	(260,921)	1,843,581	167,903	31,057	68,470
SA U.S. Core
Market Fund	6,892,333	657,152	(3,639,206)	370,689	(598,199)	3,682,769	158,194	54,475	470,182
SA U.S. Fixed
Income Fund	4,546,809	389,620	(1,893,937)	(7,469)	9,169	3,044,192	299,625	53,406	—
SA U.S. Small
Company Fund	3,488,341	1,262,284	(807,450)	(80,130)	(460,978)	3,402,067	156,489	20,458	167,161
SA U.S. Value Fund	5,399,631	1,467,802	(1,026,290)	(90,317)	(877,318)	4,873,508	347,116	98,720	212,178
Totals	$38,215,406	$8,027,717	$(11,493,149)	$(26,477)	$(4,256,601)	$30,466,896		$816,155	$917,991

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2020 (Continued)

5. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of June 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the year ended June 30, 2020, the Funds have chosen to adopt certain provisions of the standard which eliminated the disclosures of transfers between level 1 and level 2 portfolio investments and the policy for the timing of transfers between levels of the fair value hierarchy. Management has evaluated that the full adoption of this ASU will not have a material impact on the Funds’ financial statements.

6. Consideration related to COVID-19 Pandemic

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
SA Funds – Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Funds – Investment Trust, comprising SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund, SA Real Estate Securities Fund and SA Worldwide Moderate Growth Fund (the “Funds”) as of June 30, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2020, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended June 30, 2019, and prior, were audited by other auditors whose report dated August 27, 2019, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 31, 2020

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT with every third month made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
10 Almaden Blvd.
15th Floor
San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser or its affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Independent Trustees:

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address, (1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served (2)	During Past 5 Years	Trustee	Directorships Held
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992).	10	Director/Officer, Kilohana Martial Arts Association (since June 2018).

Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors & Tiburon Partners Fund (investor in, and advisor to, FinTech and financial services firms) (since April 1998).	10	Director, Edelman Financial Engines (provider of financial planning & investment advisory services) (since January 2014). Director, FacetWealth (provider of financial planning services) (since February 2018). Director, Lefteris Acquisition Corporation (special purpose acquisition company) (since August 2020)

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (6 portfolios) (since February 2005).

(1)	The address of each Trustee is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-844-366-0905. It is also available on the Funds’ website at: http://sa-funds.com.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).	Chairman, Advisor Services, Buckingham Strategic Partners, LLC (since December 2018); President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (2009 -2018); President and Chief Executive Officer, Loring Ward Holdings Inc. (2008 - 2018); President and Chief Executive Officer, Loring Ward Group Inc. (2009 – 2016); President and Chief Executive Officer, The Wealth Management Alliance LLC (2013-2018).

Michael Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).	President, Advisor Services, Buckingham Strategic Partners, LLC (since December 2018); Chief Financial Officer and Treasurer, LWI Financial Inc. and Loring Ward Securities Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Loring Ward Holdings, Inc. (2009 - 2018); Chief Financial Officer and Treasurer, Chief Operating Officer, Loring Ward Group Inc. (2009 – 2016); Chief Operating Officer, Loring Ward Holdings, Inc. (2009 – 2016); Chief Financial Officer and Treasurer, The Wealth Management Alliance LLC (2013-2018).

Salvatore Papa* Year of Birth: 1977	Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since January 2019).

General Counsel and Chief Compliance Officer for Buckingham Strategic Wealth, LLC and Buckingham Strategic Partners, LLC (since 2015). Partner and Director for Ascendant Compliance Management, Inc. (2007 – 2015).

Marcy Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, Buckingham Strategic Partners, LLC (since December 2018); Vice President, Fund Administration, LWI Financial Inc. (2005-2018).

(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory and Investment Sub-Advisory Agreements

At a meeting held on June 4, 2020, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreements by and between the Trust, with respect to the Funds, and the Adviser; and (2) the Sub-Advisory Agreement by and among the Trust, with respect to the Funds, except with respect to the SA Worldwide Moderate Growth Fund, the Adviser and DFA (collectively, the “Advisory Agreements”).

The Board discussed the role of the Funds as asset allocation tools and as a means by which smaller retail-level investors could access the investment services offered by DFA. The Board also discussed the role of the Adviser in monitoring the Funds’ effectiveness in this regard and the value added by the Adviser in ensuring that the Funds provided the type of comprehensive asset allocation investment program that shareholders were expecting to receive at reasonable cost levels. The Board also discussed asset growth and economies of scale, which, together with past reductions of the Adviser’s management fees and contractual fee waiver/expense reimbursement arrangements, have resulted in fee and/or expense reductions in recent years.

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at the Meeting and the telephonic meeting of the Board on May 15, 2020 (the “May 15 Telephonic Meeting”), as well as information provided in response to the Board’s supplemental request following the May 15 Telephonic Meeting and information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 15 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board further noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies and procedures, and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory issues with the SEC or other regulatory agencies involving the Adviser or Sub-Adviser.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles. The Board further noted the additional resources available to the Funds as a result of the merger of LWI Financial Inc. with BAM Advisor Services, LLC in 2018.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Broadridge Financial Solutions, Inc. (“Broadridge”), which included comparisons of the performance of each Fund to certain funds determined by Broadridge to be comparable based on investment style (the “Broadridge Peer Group”) and the Fund’s benchmark index. The Board noted that the Broadridge Peer Group, which is used for both performance and expense comparisons, was determined for each Fund based on investment style, share class characteristics (to reflect similar expense structures) and asset size (to reflect similar economies of scale), as applicable. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2019. The Board noted that the performance information provided by Broadridge related specifically to the Investor Class shares of each Fund, because the Investor Class shares have a longer performance history than the Select Class shares, which commenced operations on July 3, 2017.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation, with the exception of the SA Worldwide Moderate Growth Fund (which invests in other Funds managed by the Adviser (the “Underlying Funds”) comprising various asset classes and strategies).

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s net total return performance was in the 4th (bottom) quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2019. It was also noted that the Fund’s performance trailed that of its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index, for each of those periods. The Board also took into consideration the Fund’s relatively higher credit quality and shorter duration as a substantial cause of its underperformance relative to its Broadridge Peer Group and benchmark.

For the SA Global Fixed Income Fund, it was noted that the Fund’s net total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2019. It was also noted that the Fund’s performance exceeded that of its benchmark, the Citigroup World Government Bond 1-5 Year (Hedged) Index, for each of those periods. The Board took into consideration the Fund’s relatively higher credit quality, shorter duration and focus on developed markets as a substantial cause of its underperformance relative to its Broadridge Peer Group.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA U.S. Core Market Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile of its Broadridge Peer Group for the 1-year period and the 1st quartile for the 3-year, 5-year and 10-year periods ended December 31, 2019. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 3000 Index, for each of the 1-year, 3-year, 5-year and 10-year periods.

For the SA U.S. Value Fund, it was noted that the Fund’s net total return performance was in the 2nd quartile among its Broadridge Peer Group for the 1-year period ended December 31, 2019, the 3rd quartile for the 3-year period and the 1st quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 1000 Value Index, for each of the 3-year, 5-year and 10-year periods.

For the SA U.S. Small Company Fund, it was noted that the Fund’s net total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2019 and the 2nd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the Russell 2000 Index, for the 10-year period.

For the SA Real Estate Securities Fund, it was noted that the Fund’s net total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2019 and the 2nd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance outperformed that of its benchmark, the Dow Jones U.S. Select REIT Index, for each of the 1-year, 3-year, 5-year and 10-year periods.

For the SA International Value Fund, it was noted that the Fund’s net total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year period ended December 31, 2019 and the 3rd quartile for the 3-year, 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI World Ex. U.S. Value Index (net div.), for each of the 3-year, 5-year and 10-year periods.

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. It was noted that the Fund’s net total return performance was in the 3rd quartile of its Broadridge Peer Group for the 1-year, 3-year and 10-year periods ended December 31, 2019, and the 2nd quartile for the 5-year period ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI World Ex. U.S. Small Cap Index (net div.), for 10-year period.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s net total return performance was in the 4th quartile of its Broadridge Peer Group for the 1-year and 3-year periods ended December 31, 2019, and the 3rd quartile for the 5-year and 10-year periods ended the same date. It was also noted that the Fund’s performance exceeded that of its benchmark, the MSCI Emerging Markets Value Index (net div.), for each of the 3-year, 5-year and 10-year periods.

For the SA Worldwide Moderate Growth Fund, it was noted that due to the Fund’s inception on July 1, 2015, the Broadridge report included only performance for the 1-year and 3-year periods ended December 31, 2019. For each of those periods, the Board noted that the Fund performed in the 4th quartile of its Broadridge Peer Group and the Fund’s performance trailed that of its benchmark, the Morningstar Moderate Target Risk Index, for the same periods.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the Funds’ net flows and asset levels, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and has taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser is still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser has recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds, with additional reductions in management fees and operating expense limits for a majority of Funds applicable as of January 1, 2018. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to its respective Broadridge Peer Group. The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that each Fund’s net expense ratio, a figure which includes all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was below the median expense ratio of its respective Broadridge Peer Group.

The Board noted the reduction in 2018 of annual advisory fees from 45 bps to 40 bps for each of the SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 45 bps for the SA International Value Fund and SA Emerging Markets Value Fund; and from 50 bps to 25 bps for the SA International Small Company Fund, in addition to prior reductions in recent years. The Board further noted the implementation, for each share class, of annual operating expense limitations (as a percentage of average daily net assets) until October 28, 2021 for all Funds except the SA Worldwide Moderate Growth Fund. The Board further noted that for the SA Worldwide Moderate Growth Fund, the Adviser has contractually agreed until July 1, 2025 to reimburse expenses so that the Fund’s annual operating expenses do not exceed the total annual acquired fund fees and expenses related to the Underlying Funds in which it invests.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 47 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (25 bps annually) and the SA Emerging Markets Value Fund (47 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the previous reduction in fees payable pursuant to the Sub-Advisory Agreement for most Funds.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits and has wound down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publicly traded advisory firms for which data are available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; the performance of each Fund over time and in some cases for more recent periods, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds consistently with their respective specified investment objective and strategies; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Rule 22e-4 of the 1940 Act (the “Liquidity Rule”) requires that the Adviser in its role as Liquidity Risk Management Program Administrator (the “Program Administrator”) for the Trust periodically, but no less than annually, review and provide the Board a written report that assesses the adequacy of the Liquidity Program and the effectiveness of its implementation including, if applicable, the operation of the Highly Liquid Investment Minimum (the “HLIM”) for each Fund and any material changes to the Liquidity Program.

The assessment for the period covered June 1, 2019, the date of adoption of the Liquidity Program, through May 1, 2020 (the “Review Period”). The Program Administrator re-evaluated the data and analysis that supported the Program Administrator’s original conclusions regarding each Fund’s liquidity risk. The Program Administrator used updated data to review each Fund’s: (i) investment strategy and the liquidity of its portfolio investments; (ii) short-term and long-term cash flow projections; (iii) holdings of cash and cash equivalents; and (iv) borrowing arrangements and other funding sources. The Program Administrator also evaluated the operation and management of the Liquidity Program including the performance of the third-party service provider ICE Data Pricing & Reference Data, LLC (“ICE”).

Liquidity Risk Assessment Factors

1.) Investment Strategy and Liquidity of Portfolio Investments

The Program Administrator re-evaluated each Fund’s investment objective, portfolio concentration, derivative usage and known or identifiable risks to liquidity. Derivatives usage remained limited to the use of forward foreign currency exchange contracts to hedge against certain foreign currencies back to the U.S. dollar. This activity is in line with each Fund’s investment objective. No Fund employed borrowing for investment purposes. The Program Administrator reasonably expects these trends to continue and remains confident that each Fund operates an investment strategy that is appropriate for an open-end fund.

2.) Cash Flow Projections

The Program Administrator examined data for the Review Period and continues to believe that gross redemption activity, shareholder ownership concentration and the length of the Funds’ operating history and redemption patterns are the best predictors of cash flow trends. The Program Administrator also used the highest rolling 36-month average gross redemption percentage for each Fund to determine reasonably anticipated trade size (“RATS”). RATS is used to determine the necessary pro-rata portion of a Fund’s portfolio that the Adviser could choose to sell for liquidity purposes. After considering various factors including market volatility and the Funds’ performance, the Program Administrator believes that the rolling 36-month average gross redemption percentage continues to be a sound and reasonable indicator for RATS for the Funds.

With respect to shareholder ownership concentration, the Program Administrator is not aware of any shareholder that has a material ownership stake in the Funds, other than PFG, and therefore believes that there is no need to factor shareholder ownership concentration when determining what percentage should be used to estimate the RATS of each Fund. The Program Administrator reasonably believes that the Funds are more likely than not to receive sufficient advanced notice of large redemptions to allow the Funds to employ the Liquidity Program in order to manage and mitigate ramifications of any large redemptions. For omnibus accounts, the Program Administrator does not have information available to assess whether or not there are any underlying investors who may meet this criterion.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR (Continued)

3.) Holdings of Cash and Cash Equivalents

Cash and cash equivalents held by each Fund in conjunction with the extremely liquid nature of each Fund’s holdings serve to minimize liquidity risk and position each Fund to be able to meet redemptions. The Program Administrator believes that the Funds’ average cash and cash equivalents held and the highly liquid nature of most other investments in each Fund demonstrates that even in reasonably expected stressed conditions, such as those that capital markets are currently under with COVID-19, the Funds will be aptly able to meet shareholder redemptions without issue.

4.) Borrowing Arrangements and Other Funding Sources

Each Fund has the option to overdraw the U.S. dollar cash account at the custodian if its cash position is not sufficient to meet redemptions. The Funds utilized this option periodically during the Review Period, typically for a short period of time per occurrence (one or two days). There were no other uses of credit facilities or other borrowing arrangement to supplement its cash as a tool to meet investor redemptions.

5.) In-Kind Redemptions

During the Review Period, the Funds did not deem it necessary to meet redemptions by paying out securities or other portfolio investments other than cash as it was not in the best interests of shareholders.

Discussion of the Operation and Management of the Liquidity Program

1.) Classification Reviews, Challenges and Overrides

ICE provides daily liquidity classifications. A daily review of liquidity classifications by the Program Administrator takes place and is documented, and further discussion between ICE and the Program Administrator will take place if there are any questions based on daily results. During the Review Period there was limited need for manual intervention in the classification process. The Program Administrator believes that the review process is operating adequately and effectively and no changes are warranted.

The Program Administrator concluded that the factors used to establish the initial and updated RATS remain the most relevant variables. The Program Administrator re-evaluated gross historical redemption percentages during the Review Period, shareholder concentration, cash positions and investment strategy. During the Review Period, the Program Administrator made adjustments to increase the RATS as necessary. There were no changes to RATS as a result of other factors.
2.) Highly Liquid Investment Minimum

Each Fund operated as a Primarily Highly Liquid Fund during the Review Period. The Program Administrator noted that, as long as a Fund's portfolio is classified as a Primary Highly Liquid Fund under the relevant procedures in the Liquidity Program and consistent with the Liquidity Rule, the Fund is not required to establish and monitor a HLIM. The Program Administrator determined that a HLIM is not necessary. The Program Administrator reasonably expects that the composition of each Fund will remain stable and consistent and that each Fund will continue to operate as a Primarily Highly Liquid Fund.

SA FUNDS

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR (Continued)

3.) Illiquid Investment Monitoring

With the exception of temporary illiquidity events due to an extended foreign market holiday that was communicated to the Board, the Funds did not breach the 15% illiquid investment limit pursuant to the Liquidity Rule during the Review Period. The percentage of illiquid securities held by the Funds during the Review Period was de minimis. The Program Administrator reasonably believes that the policies and reviews it has established prior to the adoption of the Liquidity Program sufficiently protect against a prospective violation of this limit. Such policies and reviews include independent liquidity classifications being received from ICE as well as review and comparison of liquidity classification reports received from DFA.

Conclusion

Following the Program Administrator’s evaluation of the operation and management of the Liquidity Program, it determined that the Liquidity Program continues to function effectively in all material aspects. Existing controls and safeguards were appropriately designed to enable the Program Administrator to maintain compliance with the Liquidity Rule. The Program Administrator recommends no further changes to the Liquidity Program.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2020:

Foreign Tax Credits – For the fiscal year ended June 30, 2020, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders, all of which represents taxes withheld.

	Foreign	Foreign
	Tax Credit	Source Income
SA International Value Fund	$1,314,454	$20,856,502
SA International Small Company Fund	489,513	5,655,027
SA Emerging Markets Value Fund	784,186	7,595,287
SA Worldwide Moderate Growth Fund	30,386	392,163

Capital Gain Distributions – On December 19, 2019, the following Funds declared long-term capital gain distribution.

SA U.S. Core Market Fund	$74,416,088
SA U.S. Value Fund	22,645,168
SA U.S. Small Company Fund	17,208,733
SA International Small Company Fund	13,208,733
SA Real Estate Securities Fund	5,925,845

On December 27, 2019, the SA Worldwide Moderate Growth Fund declared long-term capital gain distribution of $1,034,571.

Corporate Dividends Received Deduction – The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	100%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%
SA Worldwide Moderate Growth Fund	21.23%

Qualified Dividend Income – For the fiscal year ended June 30, 2020 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding $425,800 or $479,000 if married filing jointly). Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, January 1, 2020 through June 30, 2020. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,007.00	0.62	$3.09	$1,000	$1,006.60	0.41	$2.05
SA Global Fixed Income Fund	1,000	1,006.80	0.72	3.59	1,000	1,007.50	0.51	2.55
SA U.S. Core Market Fund	1,000	964.90	0.87	4.25	1,000	966.40	0.66	3.23
SA U.S. Value Fund	1,000	789.90	0.95	4.23	1,000	790.50	0.74	3.29
SA U.S. Small Company Fund	1,000	844.10	1.14	5.23	1,000	844.90	0.92	4.22
SA International Value Fund	1,000	784.70	1.11	4.93	1,000	785.50	0.90	4.00
SA International Small Company Fund	1,000	842.00	0.75	3.43	1,000	842.60	0.53	2.43
SA Emerging Markets Value Fund	1,000	793.20	1.34	5.97	1,000	793.00	1.14	5.08
SA Real Estate Securities Fund	1,000	864.30	0.95	4.40	1,000	864.60	0.75	3.48

Actual Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$880.10	0.00	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning	Ending	Annual	Expenses	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period	Value	Value	Ratio	Period
SA U.S. Fixed Income Fund	$1,000	$1,021.78	0.62	$3.12	$1,000	$1,022.82	0.41	$2.06
SA Global Fixed Income Fund	1,000	1,021.28	0.72	3.62	1,000	1,022.33	0.51	2.56
SA U.S. Core Market Fund	1,000	1,020.54	0.87	4.37	1,000	1,021.58	0.66	3.32
SA U.S. Value Fund	1,000	1,020.14	0.95	4.77	1,000	1,021.18	0.74	3.72
SA U.S. Small Company Fund	1,000	1,019.19	1.14	5.72	1,000	1,020.29	0.92	4.62
SA International Value Fund	1,000	1,019.34	1.11	5.57	1,000	1,020.39	0.90	4.52
SA International Small Company Fund	1,000	1,021.13	0.75	3.77	1,000	1,022.23	0.53	2.66
SA Emerging Markets Value Fund	1,000	1,018.20	1.34	6.72	1,000	1,019.19	1.14	5.72
SA Real Estate Securities Fund	1,000	1,020.14	0.95	4.77	1,000	1,021.13	0.75	3.77

Hypothetical Expenses
	Beginning	Ending	Annual	Expenses
	Account	Account	Expense	Paid During
	Value	Value	Ratio	Period
SA Worldwide Moderate Growth Fund	$1,000	$1,024.86	0.00	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2019

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio(1)	Period(1)
International Small Company Portfolio(2)
Actual Fund Return	$1,000.00	$1,014.50	0.54%	$2.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.54%	$2.75
____________________

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on June 24, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2020
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$4,127,597,354
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,541,062,675
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,477,793,414
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,064,795,882
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	870,063,978
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $10,503,378,602)	$10,081,313,303
TOTAL INVESTMENTS — (100.0%) (Cost $10,503,378,602)^	$10,081,313,303

^	The cost for federal income tax purposes is $10,503, 378,602.

As of June 30, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	09/18/20	$89,611,600	$89,615,800	$4,200
Total Futures Contracts			$89,611,600	$89,615,800	$4,200

Summary of the Portfolio’s investments as of June 30, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,081,313,303	—	—	$10,081,313,303
Futures Contracts**	4,200	—	—	4,200
TOTAL	$10,081,317,503	—	—	$10,081,317,503

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2019

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$4,902,033,708
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	3,104,231,823
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,205,859,880
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,299,382,680
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	1,121,067,005
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,632,575,096

As of October 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	705	12/20/19	$105,711,748	$107,011,950	$1,300,202
Total Futures Contracts			$105,711,748	$107,011,950	$1,300,202

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,632,575,096	—	—	$12,632,575,096
Futures Contracts**	1,300,202	—	—	1,300,202
TOTAL	$12,633,875,298	—	—	$12,633,875,298

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2020
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$10,081,313
Cash	93,616
Receivables:
Fund Shares Sold	11,571
Futures Margin Variation	5
Prepaid Expenses and Other Assets	99
Total Assets	10,186,604
LIABILITIES:
Payables:
Fund Shares Redeemed	12,538
Due to Advisor	3,236
Accrued Expenses and Other Liabilities	879
Total Liabilities	16,653
NET ASSETS	$10,169,951
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,169,951
and shares outstanding of 638,672,061	$15.92
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$10,854,082
Total Distributable Earnings (Loss)	(684,131)
NET ASSETS	$10,169,951

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2019
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,632,575
Segregated Cash for Futures Contracts	4,441
Cash	119,937
Receivables:
Fund Shares Sold	3,815
Prepaid Expenses and Other Assets	60
Total Assets	12,760,828
LIABILITIES:
Payables:
Fund Shares Redeemed	5,279
Due to Advisor	4,205
Futures Margin Variation	424
Accrued Expenses and Other Liabilities	810
Total Liabilities	10,718
NET ASSETS	$12,750,110
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,750,110 and shares outstanding of 700,276,371	$18.21
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$11,684,308
Total Distributable Earnings (Loss)	1,065,802
NET ASSETS	$12,750,110

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2019
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $31,127)	$335,908
Income from Securities Lending	30,195
Expenses Allocated from Affiliated Investment Companies	(14,583)
Total Investment Income	351,520
Fund Expenses
Investment Management Fees	49,136
Accounting & Transfer Agent Fees	1,336
Custodian Fees	8
Filing Fees	215
Shareholders’ Reports	558
Directors’/Trustees’ Fees & Expenses	73
Professional Fees	72
Other	85
Total Fund Expenses	51,483
Net Expenses	51,483
Net Investment Income (Loss)	300,037
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	313,315
Futures	(626)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	135,389
Futures	7,881
Net Realized and Unrealized Gain (Loss)	455,959
Net Increase (Decrease) in Net Assets Resulting from Operations	$755,996
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$300,037	$305,199
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	313,315	549,889
Futures	(626)	17,382
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	135,389	(2,214,609)
Futures	7,881	(9,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	755,996	(1,351,630)

Distributions From:^
Institutional Class Shares	(857,472)	(711,038)
Total Distributions	(857,472)	(711,038)

Capital Share Transactions (1):
Shares Issued	2,921,274	2,606,895
Shares Issued in Lieu of Cash Distributions	824,335	680,889
Shares Redeemed	(3,550,227)	(2,059,202)
Net Increase from Capital Share Transactions	195,382	1,228,582
Total Increase (Decrease) in Net Assets	93,906	(834,086)

Net Assets
Beginning of Year	12,656,204	13,490,290
End of Year	$12,750,110	$12,656,204

(1) Shares Issued and Redeemed:
Shares Issued	170,065	124,547
Shares Issued in Lieu of Cash Distributions	51,059	33,057
Shares Redeemed	(206,414)	(98,779)
Net Increase (Decrease) from Shares Issued and Redeemed	14,710	58,825
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively.

^	Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2018 and October 31, 2019, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note E in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$18.46	$21.52	$17.78	$17.78	$18.24
Income from Investment Operations
Net Investment Income (Loss) (A)	0.43	0.46	0.41	0.43	0.41
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.58	(2.41)	4.13	0.48	0.12
Total from Investment Operations	1.01	(1.95)	4.54	0.91	0.53
Less Distributions
Net Investment Income	(0.44)	(0.44)	(0.34)	(0.51)	(0.42)
Net Realized Gains	(0.82)	(0.67)	(0.46)	(0.40)	(0.57)
Total Distributions	(1.26)	(1.11)	(0.80)	(0.91)	(0.99)
Net Asset Value, End of Year	$18.21	$18.46	$21.52	$17.78	$17.78
Total Return	6.44%	(9.54)%	26.54%	5.43%	3.30%

Net Assets, End of Year (thousands)	$12,750,110	$12,656,204	$13,490,290	$10,387,361	$9,323,492
Ratio of Expenses to Average
Net Assets*(B)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor)(B)	0.54%	0.53%	0.53%	0.53%	0.54%
Ratio of Net Investment Income to Average
Net Assets	2.44%	2.18%	2.14%	2.47%	2.30%
* The Ratio of Expenses to Average Net
Assets is inclusive of acquired fund fees
and expenses incurred by the Portfolio
indirectly as a result of Portfolio’s
investment in Underlying Funds
as follows	0.12%	0.12%	0.12%	0.13%	0.12%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and five operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2019, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/19
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	83%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense

Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2019, the total related amounts paid by the Fund to the CCO were $312 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2019, the total liability for deferred compensation to Directors was $348 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2019, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2018 and October 31, 2019 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gain	Capital Gains	Income	Total
International Small Company Portfolio
2018	$335,310	$375,728	—	$711,038
2019	339,853	517,619	—	857,472

As of October 31, 2019, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
	Income and	Long-Term
	Short-Term	Capital
	Capital Gains	Gains	Total
International Small Company Portfolio	$(34,708)	$(23,004)	$(57,712)

At October 31, 2019, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
International Small Company Portfolio	$172,408	$278,416	—	$615,587	$1,066,411

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2019, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

As of October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$12,017,254	$615,322	—	$615,322

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax position and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$74,137

**	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2019 (amounts in thousands):

	Asset Derivatives Value
	Total Value at	Equity
	October 31, 2019	Contracts*,(1)
International Small Company Portfolio	$1,300	$1,300

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

	Realized Gain (Loss)
	on Derivatives
		Equity
	Total	Contracts(1)
International Small Company Portfolio	$(626)	$(626)

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts(2)
International Small Company Portfolio	$7,881	$7,881

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2019, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

Maximum
	Weighted	Weighted			Amount	Outstanding
	Average	Average	Number of	Interest	Borrowed	Borrowings
	Interest	Loan	Days	Expense	During	as of
	Rate	Balance	Outstanding*	Incurred	the Period	10/31/2019
International Small Company Portfolio	1.58%	1,004	2	—	2,008	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2019, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2019.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Other:

As of October 31, 2019, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
	Number of	Percentage of
	Shareholders	Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	3	65%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Portfolio may be adversely affected in the near term and, potentially, beyond.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2019, the related statement of operations for the year then ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2019

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio(1)	Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,059.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$958.90	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,010.30	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/19	10/31/19	Ratio(1)	Period(1)
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,010.50	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,016.00	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on June 18, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual reports to shareholders, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES
The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	2.7%	Communication Services	8.8%	Communication Services	4.7%
Consumer Discretionary	18.4%	Consumer Discretionary	19.3%	Consumer Discretionary	21.8%
Consumer Staples	7.2%	Consumer Staples	6.5%	Consumer Staples	5.2%
Energy	1.4%	Energy	2.4%	Energy	3.8%
Financials	8.3%	Financials	12.0%	Financials	13.8%
Health Care	4.6%	Health Care	5.4%	Health Care	3.2%
Industrials	30.5%	Industrials	13.5%	Industrials	28.9%
Information Technology	13.2%	Information Technology	8.4%	Information Technology	6.5%
Materials	10.3%	Materials	13.4%	Materials	5.6%
Real Estate	2.2%	Real Estate	7.4%	Real Estate	4.4%
Utilities	1.2%	Utilities	2.9%	Utilities	2.1%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS CONTINUED
The Continental Small Company Series		The Canadian Small Company Series
Communication Services	7.0%	Communication Services	2.3%
Consumer Discretionary	9.6%	Consumer Discretionary	5.5%
Consumer Staples	4.8%	Consumer Staples	4.6%
Energy	3.5%	Energy	14.9%
Financials	13.0%	Financials	10.6%
Health Care	6.8%	Health Care	1.8%
Industrials	25.1%	Industrials	11.5%
Information Technology	10.8%	Information Technology	4.0%
Materials	7.2%	Materials	33.2%
Real Estate	7.5%	Real Estate	4.7%
Utilities	4.7%	Utilities	6.9%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.8%)
Kadokawa Corp.	334,416	$6,871,778	0.2%
Other Securities		78,868,468	2.7%
TOTAL COMMUNICATION SERVICES		85,740,246	2.9%

CONSUMER DISCRETIONARY — (16.7%)
DCM Holdings Co., Ltd.	713,300	8,179,003	0.3%
Keihin Corp.	340,100	7,962,442	0.3%
Shimachu Co., Ltd.	259,400	7,209,454	0.3%
Showa Corp.	399,000	8,246,911	0.3%
Other Securities		480,556,663	15.8%
TOTAL CONSUMER DISCRETIONARY		512,154,473	17.0%

CONSUMER STAPLES — (7.8%)
cocokara fine, Inc.	134,660	7,279,224	0.2%
Milbon Co., Ltd.	154,752	7,397,046	0.3%
Morinaga Milk Industry Co., Ltd.	179,200	7,978,557	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	7,810,083	0.3%
Other Securities		209,641,793	6.9%
TOTAL CONSUMER STAPLES		240,106,703	8.0%

ENERGY — (1.2%)
# Iwatani Corp.	244,000	8,533,982	0.3%
Other Securities		27,132,455	0.9%
TOTAL ENERGY		35,666,437	1.2%

FINANCIALS — (8.4%)
Fuyo General Lease Co., Ltd.	130,300	7,260,187	0.2%
Hokuhoku Financial Group, Inc.	872,900	7,250,762	0.2%
Jafco Co., Ltd.	214,900	7,267,280	0.2%
Kiyo Bank, Ltd. (The)	449,190	6,839,137	0.2%
Shiga Bank, Ltd. (The)	314,600	7,006,726	0.2%
Other Securities		220,669,662	7.5%
TOTAL FINANCIALS		256,293,754	8.5%

HEALTH CARE — (4.7%)
Jeol, Ltd.	254,400	7,066,338	0.2%
Menicon Co., Ltd.	179,200	8,857,211	0.3%
Miraca Holdings, Inc.	354,500	8,373,704	0.3%
Other Securities		119,899,853	4.0%
TOTAL HEALTH CARE		144,197,106	4.8%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (29.0%)
BayCurrent Consulting, Inc.	90,500	$7,567,014	0.3%
Daiseki Co., Ltd.	256,863	6,885,763	0.2%
# DMG Mori Co., Ltd.	673,200	8,225,884	0.3%
Duskin Co., Ltd.	322,300	8,211,745	0.3%
# Fuji Corp.	444,300	7,806,021	0.3%
Furukawa Electric Co., Ltd.	394,400	9,578,052	0.3%
GS Yuasa Corp.	390,883	6,942,007	0.2%
Hazama Ando Corp.	1,320,000	7,656,878	0.3%
Inaba Denki Sangyo Co., Ltd.	369,900	8,248,199	0.3%
Maeda Corp.	930,800	7,124,068	0.2%
Meitec Corp.	182,500	8,829,557	0.3%
Mirait Holdings Corp.	524,835	7,861,430	0.3%
Nichias Corp.	421,400	8,806,902	0.3%
Nikkon Holdings Co., Ltd.	385,300	7,660,329	0.3%
Nishimatsu Construction Co., Ltd.	368,200	7,348,964	0.3%
# Nisshinbo Holdings, Inc.	990,480	7,205,652	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	9,269,244	0.3%
Ushio, Inc.	777,700	10,389,984	0.4%
Other Securities		743,943,458	24.4%
TOTAL INDUSTRIALS		889,561,151	29.5%

INFORMATION TECHNOLOGY — (12.8%)
Daiwabo Holdings Co., Ltd.	120,400	7,901,822	0.3%
NSD Co., Ltd.	537,960	9,195,882	0.3%
Tokyo Seimitsu Co., Ltd.	261,000	8,372,176	0.3%
# Ulvac, Inc.	264,700	7,684,703	0.3%
Other Securities		359,094,362	11.8%
TOTAL INFORMATION TECHNOLOGY		392,248,945	13.0%

MATERIALS — (10.6%)
ADEKA Corp.	630,600	8,382,153	0.3%
Mitsui Mining & Smelting Co., Ltd.	395,000	8,094,492	0.3%
Nippon Light Metal Holdings Co., Ltd.	3,894,800	6,822,909	0.2%
Sumitomo Osaka Cement Co., Ltd.	265,199	9,344,299	0.3%
Toagosei Co., Ltd.	793,800	7,796,767	0.3%
Tokuyama Corp.	405,798	9,601,383	0.3%
Toyobo Co., Ltd.	571,300	7,959,845	0.3%
Other Securities		265,202,573	8.7%
TOTAL MATERIALS		323,204,421	10.7%

REAL ESTATE — (1.9%)
Heiwa Real Estate Co., Ltd.	236,600	6,778,557	0.2%
#Kenedix, Inc.	1,442,000	7,126,691	0.2%
Other Securities		45,482,937	1.6%
TOTAL REAL ESTATE		59,388,185	2.0%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
UTILITIES — (1.6%)
Nippon Gas Co., Ltd.	210,300	$9,042,261	0.3%
Other Securities		39,215,493	1.3%
TOTAL UTILITIES		48,257,754	1.6%
TOTAL COMMON STOCKS
(Cost $2,855,738,783)		2,986,819,175	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,579,397	76,130,208	2.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $2,931,848,272)^		$3,062,949,383	101.7%
____________________

^	The cost for federal income tax purposes is $2,931,848,272.

See accompanying Notes to Financial Statements.

The Japanese Small Company Series
continued

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,740,246	—	$85,740,246
Consumer Discretionary	—	512,154,473	—	512,154,473
Consumer Staples	—	240,106,703	—	240,106,703
Energy	—	35,666,437	—	35,666,437
Financials	—	256,293,754	—	256,293,754
Health Care	—	144,197,106	—	144,197,106
Industrials	—	889,561,151	—	889,561,151
Information Technology	—	392,248,945	—	392,248,945
Materials	—	323,204,421	—	323,204,421
Real Estate	$330,288	59,057,897	—	59,388,185
Utilities	—	48,257,754	—	48,257,754
Securities Lending Collateral	—	76,130,208	—	76,130,208
TOTAL	$330,288	$3,062,619,095	—	$3,062,949,383

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (55.3%)
	Ansell, Ltd.	700,311	$17,801,874	1.3%
#	Bank of Queensland, Ltd.	2,104,987	9,045,024	0.6%
	Bapcor, Ltd.	2,252,217	9,288,657	0.7%
	Breville Group, Ltd.	821,653	12,987,855	0.9%
	Carsales.com, Ltd.	1,241,587	15,369,380	1.1%
	Cleanaway Waste Management, Ltd.	8,259,761	12,681,824	0.9%
	CSR, Ltd.	3,273,096	8,424,384	0.6%
	Elders, Ltd.	1,232,076	8,052,821	0.6%
	Healius, Ltd.	4,144,191	8,756,246	0.6%
	IGO, Ltd.	3,070,006	10,475,064	0.7%
	Iluka Resources, Ltd.	1,293,222	7,725,747	0.6%
#	InvoCare, Ltd.	1,035,492	7,530,126	0.5%
	IOOF Holdings, Ltd.	2,149,859	7,387,169	0.5%
	IRESS, Ltd.	1,225,060	9,363,863	0.7%
#	JB Hi-Fi, Ltd.	505,510	15,124,578	1.1%
#	Metcash, Ltd.	7,963,936	15,026,135	1.1%
#	Mineral Resources, Ltd.	1,127,789	16,699,796	1.2%
*	NEXTDC, Ltd.	2,176,341	14,969,375	1.1%
	nib holdings, Ltd.	3,098,293	9,887,809	0.7%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,966,188	0.6%
	Omni Bridgeway, Ltd.	2,357,576	7,783,594	0.6%
	Orora, Ltd.	6,339,374	11,208,438	0.8%
	OZ Minerals, Ltd.	2,218,981	17,049,661	1.2%
	Pendal Group, Ltd.	1,950,282	8,159,432	0.6%
#	Perpetual, Ltd.	350,481	7,247,936	0.5%
*	Perseus Mining, Ltd.	9,066,296	8,389,683	0.6%
	Premier Investments, Ltd.	622,552	7,506,870	0.5%
	Regis Resources, Ltd.	3,188,786	11,668,715	0.8%
*	Resolute Mining, Ltd.	9,170,450	7,351,036	0.5%
*	Saracen Mineral Holdings, Ltd.	6,862,422	26,136,505	1.9%
*	Silver Lake Resources, Ltd.	7,807,789	11,695,920	0.8%
	Spark Infrastructure Group	11,180,077	16,697,996	1.2%
	St Barbara, Ltd.	5,157,916	11,417,576	0.8%
	Steadfast Group, Ltd.	5,683,479	13,316,653	0.9%
	Technology One, Ltd.	1,748,272	10,714,003	0.8%
*	Vocus Group, Ltd.	4,091,642	8,407,812	0.6%
	Other Securities		383,644,650	27.2%
TOTAL AUSTRALIA			793,960,395	56.4%

CHINA — (0.9%)
	Other Securities		13,661,776	1.0%

The Asia Pacific Small Company Series
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (20.9%)
# HKBN, Ltd.	4,226,500	$7,411,431	0.5%
Luk Fook Holdings International, Ltd.	3,704,000	8,052,744	0.6%
Man Wah Holdings, Ltd.	14,769,200	14,223,951	1.0%
VTech Holdings, Ltd.	1,438,200	8,663,965	0.6%
Other Securities		262,441,834	18.7%
TOTAL HONG KONG		300,793,925	21.4%

JAPAN — (0.0%)
Other Security		450,115	0.0%

NEW ZEALAND — (6.6%)
Chorus, Ltd.	3,219,258	15,594,265	1.1%
Infratil, Ltd.	4,368,506	13,326,950	1.0%
Mainfreight, Ltd.	316,713	8,085,312	0.6%
SKYCITY Entertainment Group, Ltd.	5,101,527	7,934,263	0.6%
Other Securities		49,446,959	3.4%
TOTAL NEW ZEALAND		94,387,749	6.7%

SINGAPORE — (13.3%)
# IGG, Inc.	9,421,000	7,747,995	0.6%
Keppel Infrastructure Trust	19,465,946	7,574,231	0.5%
Sembcorp Industries, Ltd.	7,106,600	8,995,943	0.6%
# Singapore Press Holdings, Ltd.	7,633,400	6,994,136	0.5%
Venture Corp., Ltd.	829,700	9,696,450	0.7%
Yangzijiang Shipbuilding Holdings Ltd.	15,845,500	10,667,082	0.8%
Other Securities		138,864,169	9.8%
TOTAL SINGAPORE		190,540,006	13.5%

UNITED STATES — (0.3%)
Other Securities		4,509,745	0.3%
TOTAL COMMON STOCKS		1,398,303,711	99.3%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		1,791	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,616,742,648)		1,398,305,502

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,313,324	38,338,471	2.7%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,655,074,487)^		$1,436,643,973	102.0%
____________________

^	The cost for federal income tax purposes is $1,655,074,487.

See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,542	$793,957,853	—	$793,960,395
China	—	13,661,776	—	13,661,776
Hong Kong	24,050	300,769,875	—	300,793,925
Japan	—	450,115	—	450,115
New Zealand	—	94,387,749	—	94,387,749
Singapore	—	190,540,006	—	190,540,006
United States	2,799	4,506,946	—	4,509,745
Rights/Warrants
Singapore	—	1,791	—	1,791
Securities Lending Collateral	—	38,338,471	—	38,338,471
TOTAL	$29,391	$1,436,614,582	—	$1,436,643,973

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$36,551,500	2.4%

CONSUMER DISCRETIONARY — (18.5%)
B&M European Value Retail SA	2,733,407	13,454,936	0.9%
Bellway P.L.C.	533,292	16,796,690	1.1%
Countryside Properties P.L.C.	2,676,835	10,961,439	0.7%
Domino’s Pizza Group P.L.C.	3,598,386	13,812,170	0.9%
Games Workshop Group P.L.C.	205,563	20,425,881	1.4%
Greggs P.L.C.	617,131	12,377,220	0.8%
Inchcape P.L.C.	2,472,981	15,028,805	1.0%
Moneysupermarket.com Group P.L.C.	3,466,544	13,905,685	0.9%
Vistry Group P.L.C.	1,436,468	12,652,827	0.9%
Other Securities		153,842,073	10.3%
TOTAL CONSUMER DISCRETIONARY		283,257,726	18.9%

CONSUMER STAPLES — (6.5%)
Britvic P.L.C.	1,585,438	15,098,086	1.0%
Cranswick P.L.C.	379,748	17,010,461	1.1%
Fevertree Drinks P.L.C.	610,255	15,469,636	1.0%
Tate & Lyle P.L.C.	2,642,463	21,844,515	1.5%
Other Securities		29,477,642	2.0%
TOTAL CONSUMER STAPLES		98,900,340	6.6%

ENERGY — (2.3%)
Other Securities		35,872,765	2.4%

FINANCIALS — (15.3%)
# Ashmore Group P.L.C.	2,121,975	10,956,740	0.7%
Beazley P.L.C.	2,964,842	15,030,722	1.0%
Close Brothers Group P.L.C.	1,010,082	13,828,596	0.9%
IG Group Holdings P.L.C.	2,561,656	25,867,873	1.7%
Intermediate Capital Group P.L.C.	751,019	11,981,617	0.8%
Lancashire Holdings, Ltd.	1,430,682	14,346,595	1.0%
Man Group PLC	10,433,201	16,891,095	1.1%
Quilter P.L.C.	10,292,590	17,713,003	1.2%
TP ICAP P.L.C.	3,733,089	16,213,455	1.1%
Other Securities		90,795,216	6.1%
TOTAL FINANCIALS		233,624,912	15.6%

HEALTH CARE — (3.5%)
Other Securities		53,945,058	3.6%

INDUSTRIALS — (29.1%)
Babcock International Group P.L.C.	3,043,024	11,662,509	0.8%
Balfour Beatty P.L.C.	4,805,553	15,471,230	1.0%
Diploma P.L.C.	780,435	17,349,626	1.2%
Electrocomponents P.L.C.	2,748,853	22,882,461	1.5%
G4S P.L.C.	9,287,044	13,138,424	0.9%
Grafton Group P.L.C.	1,587,551	12,982,066	0.9%
Hays P.L.C.	9,080,700	13,446,617	0.9%

The United Kingdom Small Company Series
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
HomeServe P.L.C.	795,514	$12,861,059	0.9%
Howden Joinery Group P.L.C.	3,077,405	21,068,444	1.4%
IMI P.L.C.	1,745,630	19,915,425	1.3%
John Laing Group P.L.C.	2,506,978	10,859,520	0.7%
QinetiQ Group P.L.C.	3,964,771	14,604,014	1.0%
Rotork P.L.C.	5,397,898	18,682,151	1.2%
Royal Mail P.L.C.	5,277,907	11,895,432	0.8%
Signature Aviation P.L.C.	5,602,723	16,016,945	1.1%
Travis Perkins P.L.C.	1,545,039	21,540,919	1.4%
Ultra Electronics Holdings P.L.C.	591,619	14,589,505	1.0%
Weir Group P.L.C (The) .	831,751	10,930,260	0.7%
Other Securities		164,762,611	11.0%
TOTAL INDUSTRIALS		444,659,218	29.7%

INFORMATION TECHNOLOGY — (6.9%)
Computacenter P.L.C.	542,204	10,989,139	0.7%
Softcat P.L.C.	810,023	10,955,667	0.7%
Spectris P.L.C.	668,518	20,879,533	1.4%
Spirent Communications P.L.C.	4,124,361	12,339,599	0.8%
Other Securities		50,659,991	3.5%
TOTAL INFORMATION TECHNOLOGY		105,823,929	7.1%

MATERIALS — (7.0%)
Centamin P.L.C.	8,142,932	18,587,665	1.2%
Marshalls P.L.C.	1,450,097	11,054,993	0.7%
Victrex P.L.C.	608,813	14,717,566	1.0%
Other Securities		63,262,829	4.3%
TOTAL MATERIALS		107,623,053	7.2%

REAL ESTATE — (4.1%)
Grainger P.L.C.	4,445,647	15,775,038	1.1%
# IWG P.L.C.	4,261,590	14,009,068	0.9%
St. Modwen Properties P.L.C.	2,718,738	11,677,775	0.8%
Other Securities		20,971,226	1.4%
TOTAL REAL ESTATE		62,433,107	4.2%

UTILITIES — (1.9%)
Other Securities		29,345,466	2.0%

TOTAL COMMON STOCKS
(Cost $1,787,748,694)		1,492,037,074	99.7%

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	3,307,680	38,273,168	2.6%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,826,013,611)^		$1,530,310,242	102.3%
____________________

^	The cost for federal income tax purposes is $1,826,013,611.

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,551,500	—	$36,551,500
Consumer Discretionary	$444,302	282,813,424	—	283,257,726
Consumer Staples	—	98,900,340	—	98,900,340
Energy	—	35,872,765	—	35,872,765
Financials	—	233,624,912	—	233,624,912
Health Care	—	53,945,058	—	53,945,058
Industrials	—	444,659,218	—	444,659,218
Information Technology	—	105,823,929	—	105,823,929
Materials	—	107,623,053	—	107,623,053
Real Estate	—	62,433,107	—	62,433,107
Utilities	—	29,345,466	—	29,345,466
Securities Lending Collateral	—	38,273,168	—	38,273,168
TOTAL	$444,302	$1,529,865,940	—	$1,530,310,242

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (92.2%)
AUSTRIA — (3.3%)
* ANDRITZ AG	487,426	$17,771,974	0.4%
CA Immobilien Anlagen AG	498,198	16,656,959	0.4%
Other Securities		129,225,093	2.7%
TOTAL AUSTRIA		163,654,026	3.5%

BELGIUM — (3.3%)
* Ackermans & van Haaren NV	169,457	22,188,344	0.5%
Other Securities		141,456,857	3.0%
TOTAL BELGIUM		163,645,201	3.5%

DENMARK — (5.2%)
Pandora A.S.	509,474	27,824,654	0.6%
* Royal Unibrew A.S.	347,808	28,993,921	0.6%
SimCorp A.S.	282,473	30,550,107	0.7%
Topdanmark A.S.	467,367	19,359,152	0.4%
Other Securities		152,926,037	3.3%
TOTAL DENMARK		259,653,871	5.6%

FINLAND — (5.9%)
* Huhtamaki Oyj	689,459	27,275,575	0.6%
Kesko Oyj, Class B	1,236,708	21,169,156	0.5%
Metso Oyj	667,333	21,930,936	0.5%
# Nokian Renkaat Oyj	883,124	19,412,293	0.4%
Orion Oyj, Class B	515,971	25,021,671	0.5%
Valmet Oyj	947,069	24,822,479	0.5%
Other Securities		155,550,771	3.3%
TOTAL FINLAND		295,182,881	6.3%

FRANCE — (9.8%)
* Ingenico Group SA	410,247	65,916,000	1.4%
Rexel SA	2,202,448	25,242,556	0.6%
# Rubis SCA	510,543	24,614,113	0.5%
Other Securities		370,301,346	7.9%
TOTAL FRANCE		486,074,015	10.4%

GERMANY — (14.3%)
Aurubis AG	296,684	18,340,657	0.4%
Bechtle AG	105,584	18,713,781	0.4%
#* CTS Eventim AG & Co. KGaA	416,756	17,402,066	0.4%
GEA Group AG	847,030	26,883,248	0.6%
Gerresheimer AG	254,880	23,554,837	0.5%
Grand City Properties SA	809,750	18,728,088	0.4%
Lanxess AG	602,345	31,852,919	0.7%
#* OSRAM Licht AG	602,174	27,598,920	0.6%
Rheinmetall AG	315,288	27,397,653	0.6%
TAG Immobilien AG	954,559	22,798,666	0.5%
Other Securities		478,720,910	10.2%
TOTAL GERMANY		711,991,745	15.3%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
IRELAND — (0.6%)
Other Securities		$26,880,662	0.6%

ISRAEL — (2.9%)
Other Securities		142,620,192	3.1%

ITALY — (9.1%)
Hera SpA	4,939,246	18,545,623	0.4%
Italgas SpA	3,480,238	20,253,709	0.4%
Prysmian SpA	721,027	16,726,617	0.4%
#* Unione di Banche Italiane SpA	7,777,728	25,529,881	0.6%
Other Securities		372,403,579	7.9%
TOTAL ITALY		453,459,409	9.7%

NETHERLANDS — (7.0%)
Aalberts NV	720,308	23,619,490	0.5%
ASM International NV	172,034	26,484,044	0.6%
ASR Nederland NV	873,857	26,886,259	0.6%
BE Semiconductor Industries NV	550,104	24,391,448	0.5%
Euronext NV	311,958	31,399,875	0.7%
# IMCD NV	357,089	33,673,279	0.7%
SBM Offshore NV	1,334,375	19,662,695	0.4%
* Signify NV	780,137	20,057,303	0.4%
Other Securities		143,030,137	3.1%
TOTAL NETHERLANDS		349,204,530	7.5%

NORWAY — (2.2%)
Other Securities		110,579,262	2.4%

PORTUGAL — (0.8%)
Other Securities		40,878,132	0.9%

SPAIN — (5.3%)
# Acciona SA	173,951	17,112,487	0.4%
Viscofan SA	280,336	18,325,648	0.4%
Other Securities		229,366,665	4.9%
TOTAL SPAIN		264,804,800	5.7%

SWEDEN — (7.8%)
Other Securities		387,405,993	8.3%

SWITZERLAND — (14.0%)
Allreal Holding AG	114,189	22,636,602	0.5%
* ams AG	1,516,165	22,603,822	0.5%
Belimo Holding AG	3,028	22,409,383	0.5%
Cembra Money Bank AG	187,433	18,322,175	0.4%
Georg Fischer AG	31,555	27,203,581	0.6%
Helvetia Holding AG	216,663	20,294,788	0.4%
PSP Swiss Property AG	331,480	37,336,501	0.8%
Sunrise Communications Group AG	271,523	24,151,079	0.5%
VAT Group AG	205,035	37,659,370	0.8%
Other Securities		464,130,608	10.0%
TOTAL SWITZERLAND		696,747,909	15.0%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
UNITED ARAB EMIRATES— (0.0%)
Other Security		$66,018	0.0%

UNITED KINGDOM — (0.7%)
* Dialog Semiconductor P.L.C.	601,965	27,514,995	0.6%
Other Security		5,072,215	0.1%
TOTAL UNITED KINGDOM		32,587,210	0.7%
TOTAL COMMON STOCKS		4,585,435,856	98.5%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		34,669,881	0.8%

RIGHTS/WARRANTS — (0.1%)
SWITZERLAND — (0.0%)
Other Security		30,230	0.0%
FINLAND — (0.1%)
Other Security		1,989,851	0.0%
TOTAL RIGHTS/WARRANTS		2,020,081	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,607,588,086)		4,622,125,818

		Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	30,197,652	349,417,036	7.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $4,956,946,879)^		$4,971,542,854	106.8%
____________________

^	The cost for federal income tax purposes is $4,956,946,879.

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$163,654,026	—	$163,654,026
Belgium	—	163,645,201	—	163,645,201
Denmark	$1,021,951	258,631,920	—	259,653,871
Finland	—	295,182,881	—	295,182,881
France	—	486,074,015	—	486,074,015
Germany	14,075,228	697,916,517	—	711,991,745
Ireland	—	26,880,662	—	26,880,662
Israel	572,425	142,047,767	—	142,620,192
Italy	—	453,459,409	—	453,459,409
Netherlands	—	349,204,530	—	349,204,530
Norway	—	110,579,262	—	110,579,262
Portugal	—	40,878,132	—	40,878,132
Spain	137,655	264,667,145	—	264,804,800
Sweden	7,967,811	379,438,182	—	387,405,993
Switzerland	1,452,713	695,295,196	—	696,747,909
United Arab Emirates	—	66,018	—	66,018
United Kingdom	—	32,587,210	—	32,587,210
Preferred Stocks
Germany	—	34,669,881	—	34,669,881
Rights/Warrants
Finland	—	1,989,851	—	1,989,851
Switzerland	—	30,230	—	30,230
Securities Lending Collateral	—	349,417,036	—	349,417,036
TOTAL	$25,227,783	$4,946,315,071	—	$4,971,542,854

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (0.9%)
Other Securities		$9,614,663	1.1%

CONSUMER DISCRETIONARY — (4.8%)
#* Great Canadian Gaming Corp.	428,062	8,522,773	0.9%
Other Securities		40,088,605	4.5%
TOTAL CONSUMER DISCRETIONARY		48,611,378	5.4%

CONSUMER STAPLES — (5.4%)
# Jamieson Wellness, Inc.	275,646	7,224,134	0.8%
# Maple Leaf Foods, Inc.	354,493	7,444,457	0.8%
# North West Co., Inc. (The)	319,480	6,984,507	0.8%
# Premium Brands Holdings Corp.	182,482	11,640,352	1.3%
Primo Water Corp.	96,682	1,329,378	0.2%
Primo Water Corp.	813,424	11,162,411	1.3%
Other Securities		9,841,927	1.0%
TOTAL CONSUMER STAPLES		55,627,166	6.2%

ENERGY — (10.2%)
ARC Resources, Ltd.	2,215,726	7,442,332	0.8%
Gibson Energy, Inc.	940,791	14,642,688	1.6%
#* MEG Energy Corp.	2,543,536	7,063,296	0.8%
* Parex Resources, Inc.	786,291	9,475,339	1.1%
Tourmaline Oil Corp.	1,058,147	9,251,771	1.0%
Other Securities		55,958,257	6.3%
TOTAL ENERGY		103,833,683	11.6%

FINANCIALS — (7.6%)
Canadian Western Bank	456,902	7,959,437	0.9%
ECN Capital Corp.	2,488,693	7,075,983	0.8%
Element Fleet Management Corp.	1,128,513	8,420,622	0.9%
# Laurentian Bank of Canada	412,090	8,681,330	1.0%
Other Securities		45,709,894	5.1%
TOTAL FINANCIALS		77,847,266	8.7%

HEALTH CARE — (1.1%)
Other Securities		11,221,599	1.2%

INDUSTRIALS — (10.7%)
Finning International, Inc.	885,513	12,073,398	1.4%
Morneau Shepell, Inc.	401,948	9,382,537	1.1%
Richelieu Hardware, Ltd.	361,973	7,700,192	0.9%
# Stantec, Inc.	489,094	15,098,652	1.7%
TFI International, Inc.	481,820	17,102,906	1.9%
Other Securities		47,727,602	5.2%
TOTAL INDUSTRIALS		109,085,287	12.2%

The Canadian Small Company Series
CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (5.9%)
#*	BlackBerry, Ltd.	869,494	$4,239,872	0.5%
#*	BlackBerry, Ltd.	1,540,551	7,533,294	0.8%
#	Enghouse Systems, Ltd.	263,395	14,066,100	1.6%
#*	Kinaxis, Inc.	141,544	20,232,785	2.3%
	Other Securities		14,222,834	1.5%
TOTAL INFORMATION TECHNOLOGY			60,294,885	6.7%

MATERIALS — (30.4%)
#*	Alacer Gold Corp.	2,084,220	14,323,639	1.6%
	Alamos Gold, Inc., Class A	2,137,711	19,934,749	2.2%
#	Centerra Gold, Inc.	1,348,651	15,050,137	1.7%
#	Dundee Precious Metals, Inc.	1,156,904	7,618,387	0.8%
#*	Eldorado Gold Corp.	738,003	7,115,834	0.8%
#*	Endeavour Mining Corp.	391,356	9,469,676	1.1%
#*	First Majestic Silver Corp.	713,181	7,091,888	0.8%
#*	IAMGOLD Corp.	2,447,564	9,717,420	1.1%
#*	IAMGOLD Corp.	599,837	2,369,356	0.3%
*	Ivanhoe Mines, Ltd., Class A	3,084,210	8,746,471	1.0%
#*	OceanaGold Corp.	3,806,514	8,860,183	1.0%
#	Osisko Gold Royalties, Ltd.	772,174	7,712,645	0.9%
	Pan American Silver Corp.	390,905	11,871,692	1.3%
#*	Sandstorm Gold, Ltd.	1,058,655	10,160,780	1.1%
*	SEMAFO, Inc.	1,996,759	6,809,807	0.8%
#*	SSR Mining, Inc.	711,103	15,153,366	1.7%
*	Wesdome Gold Mines Ltd.	825,773	7,134,883	0.8%
#	West Fraser Timber Co., Ltd.	290,209	10,200,923	1.1%
	Yamana Gold, Inc.	3,304,447	17,963,184	2.0%
	Other Securities		112,899,160	12.5%
TOTAL MATERIALS			310,204,180	34.6%

REAL ESTATE — (3.9%)
	Altus Group, Ltd.	261,893	7,868,750	0.9%
	Colliers International Group, Inc.	165,544	9,499,026	1.1%
	Colliers International Group, Inc.	4,163	238,582	0.0%
	*Real Matters, Inc.	334,320	6,520,915	0.7%
	Tricon Capital Group, Inc.	1,022,259	6,889,857	0.8%
	Other Securities		8,292,723	0.9%
TOTAL REAL ESTATE			39,309,853	4.4%

UTILITIES — (6.3%)
	#Boralex, Inc., Class A	549,954	12,517,368	1.4%
	#Capital Power Corp.	771,649	15,903,608	1.8%
	Innergex Renewable Energy, Inc.	800,557	11,262,991	1.3%
	TransAlta Corp.	1,784,708	10,582,572	1.2%
	TransAlta Corp.	16,789	99,559	0.0%
	TransAlta Renewables, Inc.	614,934	6,608,638	0.7%
	Other Securities		7,821,715	0.8%
TOTAL UTILITIES			64,796,451	7.2%
TOTAL COMMON STOCKS			890,446,411	99.3%

The Canadian Small Company Series
CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.1%)

ENERGY — (0.0%)
Other Security		$55	0.0%

MATERIALS — (0.1%)
Other Security		1,287,222	0.1%
TOTAL RIGHTS/WARRANTS		1,287,277	0.1%
TOTAL INVESTMENT SECURITIES
(Cost $1,042,830,088)		891,733,688

		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	11,224,864	129,882,903	14.5%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,172,690,165)^		$1,021,616,591	113.9%
____________________

^	The cost for federal income tax purposes is $1,172,690,165.

The Canadian Small Company Series
CONTINUED

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,614,663	—	—	$9,614,663
Consumer Discretionary	46,231,151	$2,380,227	—	48,611,378
Consumer Staples	55,627,166	—	—	55,627,166
Energy	103,833,546	137	—	103,833,683
Financials	77,847,266	—	—	77,847,266
Health Care	11,221,599	—	—	11,221,599
Industrials	109,085,287	—	—	109,085,287
Information Technology	60,294,885	—	—	60,294,885
Materials	310,194,432	9,748	—	310,204,180
Real Estate	39,309,853	—	—	39,309,853
Utilities	64,796,451	—	—	64,796,451
Rights/Warrants
Energy	—	55	—	55
Materials	—	1,287,222	—	1,287,222
Securities Lending Collateral	—	129,882,903	—	129,882,903
TOTAL	$888,056,299	$133,560,292	—	$1,021,616,591

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.6%)
Other Securities		$100,852,769	2.7%

CONSUMER DISCRETIONARY — (18.0%)
Autobacs Seven Co., Ltd.	555,300	9,166,960	0.3%
# Fujitsu General, Ltd.	512,500	9,251,020	0.3%
Showa Corp.	399,000	8,336,955	0.2%
Other Securities		657,574,356	17.5%
TOTAL CONSUMER DISCRETIONARY		684,329,291	18.3%

CONSUMER STAPLES — (7.1%)
Milbon Co., Ltd.	170,552	9,341,344	0.3%
Morinaga Milk Industry Co., Ltd.	250,300	9,731,214	0.3%
Other Securities		250,052,565	6.6%
TOTAL CONSUMER STAPLES		269,125,123	7.2%

ENERGY — (1.3%)
Iwatani Corp.	294,300	10,205,404	0.3%
Other Securities		40,052,153	1.0%
TOTAL ENERGY		50,257,557	1.3%

FINANCIALS — (8.1%)
Fuyo General Lease Co., Ltd.	150,600	9,815,904	0.3%
Hokuhoku Financial Group, Inc.	923,400	9,032,551	0.2%
Jafco Co., Ltd.	241,100	9,056,167	0.2%
Other Securities		279,431,248	7.5%
TOTAL FINANCIALS		307,335,870	8.2%

HEALTH CARE — (4.5%)
Miraca Holdings, Inc.	472,500	11,152,044	0.3%
Other Securities		160,281,465	4.3%
TOTAL HEALTH CARE		171,433,509	4.6%

INDUSTRIALS — (29.7%)
Daiseki Co., Ltd.	305,263	8,867,639	0.2%
# DMG Mori Co., Ltd.	701,300	11,354,168	0.3%
Duskin Co., Ltd.	346,300	9,201,820	0.3%
Fujikura, Ltd.	1,953,600	9,064,834	0.3%
Glory, Ltd.	299,055	8,804,941	0.2%
Hanwa Co., Ltd.	285,000	8,303,047	0.2%
Hazama Ando Corp.	1,528,900	11,846,070	0.3%
Inaba Denki Sangyo Co., Ltd.	201,800	9,270,433	0.3%
Japan Steel Works, Ltd. (The)	421,200	8,875,711	0.2%
* Kawasaki Kisen Kaisha, Ltd.	632,300	9,408,578	0.3%
Kumagai Gumi Co., Ltd.	303,400	9,353,855	0.3%
Maeda Corp.	930,800	8,638,586	0.2%
Makino Milling Machine Co., Ltd.	177,900	8,845,037	0.2%
Meitec Corp.	216,400	11,280,995	0.3%
Mirait Holdings Corp.	586,235	9,413,178	0.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	480,100	$10,128,253	0.3%
Nikkon Holdings Co., Ltd.	385,300	9,365,788	0.3%
Nishimatsu Construction Co., Ltd.	398,600	8,299,205	0.2%
NTN Corp.	3,034,100	9,407,385	0.3%
Outsourcing, Inc.	822,100	8,849,066	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,529,135	0.3%
Shinmaywa Industries, Ltd.	707,200	8,712,038	0.2%
SMS Co., Ltd.	398,300	9,765,014	0.3%
Ushio, Inc.	973,200	14,544,315	0.4%
Other Securities		900,111,597	23.8%
TOTAL INDUSTRIALS		1,132,240,688	30.2%

INFORMATION TECHNOLOGY — (12.9%)
NSD Co., Ltd.	293,480	9,046,407	0.2%
Oki Electric Industry Co., Ltd.	699,800	9,391,632	0.3%
Tokyo Seimitsu Co., Ltd.	315,100	10,120,723	0.3%
Topcon Corp.	862,100	11,887,112	0.3%
Ulvac, Inc.	237,200	10,377,361	0.3%
Other Securities		438,718,873	11.7%
TOTAL INFORMATION TECHNOLOGY		489,542,108	13.1%

MATERIALS — (10.1%)
ADEKA Corp.	665,700	9,526,870	0.3%
Kureha Corp.	141,650	9,053,385	0.2%
Mitsui Mining & Smelting Co., Ltd.	484,900	13,551,811	0.4%
Nippon Light Metal Holdings Co., Ltd.	4,755,800	9,250,215	0.3%
Sumitomo Osaka Cement Co., Ltd.	238,699	10,419,680	0.3%
Toagosei Co., Ltd.	871,100	9,655,071	0.3%
Tokuyama Corp.	414,298	11,067,550	0.3%
Tokyo Ohka Kogyo Co., Ltd.	242,500	9,603,821	0.3%
Toyobo Co., Ltd.	715,200	9,667,381	0.3%
Other Securities		292,639,320	7.5%
TOTAL MATERIALS		384,435,104	10.2%

REAL ESTATE — (2.1%)
Kenedix, Inc.	1,600,900	8,713,937	0.2%
# Unizo Holdings Co., Ltd.	211,100	9,736,461	0.3%
Other Securities		61,699,038	1.6%
TOTAL REAL ESTATE		80,149,436	2.1%

UTILITIES — (1.2%)
Other Securities		45,413,941	1.2%

TOTAL COMMON STOCKS
(Cost $3,300,844,445)		3,715,115,396	99.1%

		Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ The DFA Short Term Investment Fund	7,882,015	91,202,795	2.5%

TOTAL INVESTMENTS—(100.0%)
(Cost $3,392,036,762)		$3,806,318,191	101.6%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$100,852,769	—	$100,852,769
Consumer Discretionary	$2,914,557	681,414,734	—	684,329,291
Consumer Staples	—	269,125,123	—	269,125,123
Energy	—	50,257,557	—	50,257,557
Financials	—	307,335,870	—	307,335,870
Health Care	—	171,433,509	—	171,433,509
Industrials	—	1,132,240,688	—	1,132,240,688
Information Technology	—	489,542,108	—	489,542,108
Materials	—	384,435,104	—	384,435,104
Real Estate	—	80,149,436	—	80,149,436
Utilities	—	45,413,941	—	45,413,941
Securities Lending Collateral	—	91,202,795	—	91,202,795
TOTAL	$2,914,557	$3,803,403,634	—	$3,806,318,191

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (52.9%)
	ALS, Ltd.	1,937,440	$10,775,238	0.7%
	Altium, Ltd.	596,319	13,200,823	0.8%
	Ansell, Ltd.	897,943	17,075,979	1.0%
	Appen, Ltd.	556,409	8,359,545	0.5%
#	Bapcor, Ltd.	1,866,075	9,198,821	0.6%
	Breville Group, Ltd.	834,341	8,836,168	0.5%
	carsales.com, Ltd.	1,661,566	17,806,162	1.1%
	Cleanaway Waste Management, Ltd.	10,062,156	12,788,931	0.8%
#	Credit Corp. Group, Ltd.	553,754	11,961,519	0.7%
	CSR, Ltd.	3,957,955	11,313,522	0.7%
	GrainCorp, Ltd., Class A	1,833,496	9,136,956	0.6%
	Independence Group NL	3,324,011	14,557,711	0.9%
#	InvoCare, Ltd.	1,006,913	9,100,772	0.6%
#	IOOF Holdings, Ltd.	2,296,344	11,677,647	0.7%
	IRESS, Ltd.	1,095,248	9,618,441	0.6%
#	JB Hi-Fi, Ltd.	861,985	22,028,595	1.3%
*	Lynas Corp., Ltd.	5,145,389	8,809,881	0.5%
#	Metcash, Ltd.	7,553,452	14,683,218	0.9%
#	Mineral Resources, Ltd.	1,210,928	11,910,590	0.7%
#*	NEXTDC, Ltd.	1,959,517	8,659,622	0.5%
	nib holdings, Ltd.	3,390,280	16,388,762	1.0%
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,172,093	0.9%
#*	Nufarm, Ltd.	2,065,056	8,427,098	0.5%
	Orora, Ltd.	7,303,221	15,566,511	1.0%
	OZ Minerals, Ltd.	2,477,965	17,289,828	1.1%
	Pendal Group, Ltd.	1,938,181	9,569,992	0.6%
#	Perpetual, Ltd.	356,633	8,841,267	0.5%
	Premier Investments, Ltd.	829,371	10,991,808	0.7%
	Regis Resources, Ltd.	3,442,546	11,666,993	0.7%
*	Saracen Mineral Holdings, Ltd.	5,717,531	14,793,622	0.9%
	Sims Metal Management, Ltd.	1,382,214	8,895,865	0.5%
	Spark Infrastructure Group	9,526,664	13,285,174	0.8%
	St Barbara, Ltd.	5,006,626	9,658,812	0.6%
	Steadfast Group, Ltd.	5,956,128	14,750,048	0.9%
	Technology One, Ltd.	1,891,632	9,609,521	0.6%
*	Vocus Group, Ltd.	4,120,793	9,447,578	0.6%
	Other Securities		453,786,509	27.6%
TOTAL AUSTRALIA			889,641,622	54.2%

CHINA — (0.1%)
	Other Securities		877,015	0.0%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (24.2%)
Cafe de Coral Holdings, Ltd.	3,476,000	$9,484,602	0.6%
HKBN, Ltd.	5,339,000	9,528,487	0.6%
# Luk Fook Holdings International, Ltd.	3,963,000	10,526,170	0.7%
# Man Wah Holdings, Ltd.	17,293,600	11,778,606	0.7%
VTech Holdings, Ltd.	1,359,100	11,916,338	0.7%
Other Securities		352,926,496	21.4%
TOTAL HONG KONG		406,160,699	24.7%

NEW ZEALAND — (6.3%)
Chorus, Ltd.	3,243,921	11,029,769	0.7%
Infratil, Ltd.	4,611,834	14,572,102	0.9%
Mainfreight, Ltd.	402,884	10,378,721	0.6%
SKYCITY Entertainment Group, Ltd.	4,793,322	12,008,879	0.7%
Other Securities		58,498,299	3.6%
TOTAL NEW ZEALAND		106,487,770	6.5%

SINGAPORE — (13.6%)
# Sembcorp Industries, Ltd.	6,073,600	10,196,907	0.6%
# Singapore Post, Ltd.	12,563,600	8,858,074	0.5%
# Singapore Press Holdings, Ltd.	6,521,000	10,612,235	0.7%
Venture Corp., Ltd.	1,125,100	13,050,734	0.8%
Yangzijiang Shipbuilding Holdings Ltd.	18,491,700	12,945,807	0.8%
Other Securities		172,482,497	10.5%
TOTAL SINGAPORE		228,146,254	13.9%
TOTAL COMMON STOCKS		1,631,313,360	99.3%

RIGHTS/WARRANTS — (0.0%)
Other Securities		2,976	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,736,491,472)		1,631,316,336

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	4,221,581	48,847,919	3.0%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,785,334,426)		$1,680,164,255	102.3%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,275	$889,202,347	—	$889,641,622
China	—	877,015	—	877,015
Hong Kong	460,908	405,699,791	—	406,160,699
New Zealand	—	106,487,770	—	106,487,770
Singapore	11,864	228,134,390	—	228,146,254
Rights/Warrants
Australia	—	2,976	—	2,976
Securities Lending Collateral	—	48,847,919	—	48,847,919
TOTAL	$912,047	$1,679,252,208	—	$1,680,164,255

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (4.7%)
Entertainment One, Ltd.	2,630,507	$18,997,490	0.8%
Inmarsat P.L.C.	2,400,987	17,128,455	0.8%
Other Securities		69,081,559	3.0%
TOTAL COMMUNICATION SERVICES		105,207,504	4.6%

CONSUMER DISCRETIONARY — (21.6%)
B&M European Value Retail SA	5,453,680	26,163,411	1.2%
Bellway P.L.C.	785,920	32,167,252	1.4%
* Boohoo Group P.L.C.	4,528,022	15,478,500	0.7%
Bovis Homes Group P.L.C.	1,284,142	19,457,559	0.9%
Greggs P.L.C.	734,900	16,903,572	0.7%
Inchcape P.L.C.	2,923,312	24,440,490	1.1%
JD Sports Fashion P.L.C.	1,736,308	17,271,954	0.8%
Merlin Entertainments P.L.C.	4,495,638	26,485,860	1.2%
Moneysupermarket.com Group P.L.C.	3,912,801	17,410,624	0.8%
SSP Group P.L.C.	3,025,801	24,951,150	1.1%
WH Smith P.L.C.	741,725	21,018,611	0.9%
Other Securities		245,393,384	10.6%
TOTAL CONSUMER DISCRETIONARY		487,142,367	21.4%

CONSUMER STAPLES — (5.2%)
Britvic P.L.C.	1,845,637	23,586,871	1.1%
Fevertree Drinks P.L.C.	631,057	15,205,992	0.7%
Tate & Lyle P.L.C.	3,470,820	30,273,503	1.3%
Other Securities		48,295,503	2.1%
TOTAL CONSUMER STAPLES		117,361,869	5.2%

ENERGY — (3.8%)
John Wood Group P.L.C.	3,647,826	16,016,209	0.7%
Tullow Oil P.L.C.	9,865,717	26,364,357	1.2%
Other Securities		43,225,104	1.9%
TOTAL ENERGY		85,605,670	3.8%

FINANCIALS — (13.6%)
Beazley P.L.C.	2,966,841	22,548,944	1.0%
Close Brothers Group P.L.C.	1,042,864	18,699,833	0.8%
IG Group Holdings P.L.C.	2,610,897	21,480,945	0.9%
Intermediate Capital Group P.L.C.	1,866,605	35,924,136	1.6%
Man Group P.L.C.	11,167,689	20,785,020	0.9%
Quilter P.L.C.	9,786,100	17,363,535	0.8%
TP ICAP P.L.C.	3,608,881	16,046,822	0.7%
Other Securities		154,748,420	6.8%
TOTAL FINANCIALS		307,597,655	13.5%

HEALTH CARE — (3.1%)
ConvaTec Group P.L.C.	7,978,950	20,384,000	0.9%
Other Securities		50,367,254	2.2%
TOTAL HEALTH CARE		70,751,254	3.1%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (28.7%)
Aggreko P.L.C.	1,647,699	$16,892,274	0.7%
Babcock International Group P.L.C.	3,197,831	22,967,450	1.0%
BBA Aviation P.L.C.	7,301,568	28,725,347	1.3%
Cobham P.L.C.	16,545,169	33,842,830	1.5%
Diploma P.L.C.	793,073	16,418,068	0.7%
G4S P.L.C.	9,906,519	26,568,687	1.2%
Grafton Group P.L.C.	1,638,906	16,595,963	0.7%
Hays P.L.C.	10,246,441	20,852,201	0.9%
HomeServe P.L.C.	1,762,201	26,469,025	1.2%
Howden Joinery Group P.L.C.	4,476,142	33,500,704	1.5%
IMI P.L.C.	1,911,037	24,851,430	1.1%
Meggitt P.L.C.	2,528,732	20,460,802	0.9%
National Express Group P.L.C.	3,061,395	17,712,519	0.8%
QinetiQ Group P.L.C.	3,964,771	16,162,957	0.7%
Rotork P.L.C.	5,871,491	22,929,186	1.0%
Travis Perkins P.L.C.	1,726,015	32,059,239	1.4%
Ultra Electronics Holdings P.L.C.	646,972	16,341,114	0.7%
Other Securities		253,872,435	11.1%
TOTAL INDUSTRIALS		647,222,231	28.4%

INFORMATION TECHNOLOGY — (6.5%)
Electrocomponents P.L.C.	3,231,445	28,511,406	1.3%
Spectris P.L.C.	827,935	25,667,336	1.1%
Other Securities		92,305,157	4.0%
TOTAL INFORMATION TECHNOLOGY		146,483,899	6.4%

MATERIALS — (5.5%)
Victrex P.L.C.	629,414	17,880,697	0.8%
Other Securities		106,253,523	4.6%
TOTAL MATERIALS		124,134,220	5.4%

REAL ESTATE — (4.4%)
Capital & Counties Properties P.L.C.	4,962,871	16,403,005	0.7%
IWG P.L.C.	4,354,218	21,689,498	1.0%
St. Modwen Properties P.L.C.	2,832,022	16,530,842	0.7%
Other Securities		43,243,787	1.9%
TOTAL REAL ESTATE		97,867,132	4.3%

UTILITIES — (2.1%)
Pennon Group P.L.C.	2,929,675	34,062,254	1.5%
Other Securities		12,972,658	0.6%
TOTAL UTILITIES		47,034,912	2.1%

TOTAL COMMON STOCKS		2,236,408,713	98.2%
PREFERRED STOCKS — (0.0%)
CONSUMER STAPLES — (0.0%)
Other Security		13,207	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $2,084,250,199)		2,236,421,920

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,625,922	18,813,540	0.8%

TOTAL INVESTMENTS—(100.0%)
(Cost $2,103,060,882)		$2,255,235,460	99.0%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,207,504	—	$105,207,504
Consumer Discretionary	—	487,142,367	—	487,142,367
Consumer Staples	—	117,361,869	—	117,361,869
Energy	—	85,605,670	—	85,605,670
Financials	—	307,597,655	—	307,597,655
Health Care	—	70,751,254	—	70,751,254
Industrials	—	647,222,231	—	647,222,231
Information Technology	—	146,483,899	—	146,483,899
Materials	—	124,134,220	—	124,134,220
Real Estate	—	97,867,132	—	97,867,132
Utilities	—	47,034,912	—	47,034,912
Preferred Stocks
Consumer Staples	—	13,207	—	13,207
Securities Lending Collateral	—	18,813,540	—	18,813,540
TOTAL	—	$2,255,235,460	—	$2,255,235,460

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (91.0%)
AUSTRIA — (3.1%)
# ANDRITZ AG	510,397	$22,950,629	0.4%
Other Securities		167,851,812	3.0%
TOTAL AUSTRIA		190,802,441	3.4%

BELGIUM — (4.4%)
Ackermans & van Haaren NV	174,099	26,688,658	0.5%
* Galapagos NV	220,186	40,539,939	0.7%
Other Securities		201,242,099	3.6%
TOTAL BELGIUM		268,470,696	4.8%

DENMARK — (4.4%)
Royal Unibrew A.S.	364,385	29,893,850	0.5%
SimCorp A.S.	294,845	26,382,068	0.5%
Topdanmark A.S.	475,380	21,291,486	0.4%
Other Securities		191,284,392	3.4%
TOTAL DENMARK		268,851,796	4.8%

FINLAND — (5.7%)
Huhtamaki Oyj	768,251	35,574,237	0.6%
Kesko Oyj, Class B	421,805	28,104,043	0.5%
# Metso Oyj	667,333	25,263,083	0.4%
Nokian Renkaat Oyj	883,124	25,238,923	0.4%
# Orion Oyj, Class B	748,676	33,214,713	0.6%
Valmet Oyj	956,184	21,399,886	0.4%
Other Securities		175,351,457	3.2%
TOTAL FINLAND		344,146,342	6.1%

FRANCE — (10.6%)
Altran Technologies SA	1,693,540	26,925,558	0.5%
Elis SA	1,112,804	21,275,159	0.4%
Euronext NV	373,020	30,092,307	0.5%
Eutelsat Communications SA	1,279,751	24,276,769	0.4%
Ingenico Group SA	424,498	45,392,020	0.8%
Rexel SA	2,320,855	28,772,809	0.5%
Rubis SCA	608,177	35,266,736	0.6%
Other Securities		436,977,009	7.9%
TOTAL FRANCE		648,978,367	11.6%

GERMANY — (15.4%)
# Bechtle AG	225,300	24,398,771	0.4%
CTS Eventim AG & Co. KGaA	442,453	26,797,580	0.5%
* Dialog Semiconductor P.L.C.	621,432	27,952,191	0.5%
Freenet AG	981,903	21,805,853	0.4%
# GEA Group AG	890,332	27,192,379	0.5%
Gerresheimer AG	262,222	21,146,921	0.4%
# K+S AG	1,567,865	22,263,660	0.4%
Lanxess AG	628,306	40,826,813	0.7%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
# OSRAM Licht AG	602,174	$26,956,108	0.5%
Rheinmetall AG	339,164	40,905,414	0.7%
TAG Immobilien AG	1,024,715	24,902,336	0.5%
TLG Immobilien AG	722,981	21,202,568	0.4%
Other Securities		613,715,934	10.8%
TOTAL GERMANY		940,066,528	16.7%

IRELAND — (0.5%)
Other Securities		32,095,239	0.6%

ISRAEL — (3.0%)
Other Securities		184,044,089	3.3%

ITALY — (9.7%)
#* Banco BPM SpA	12,626,497	28,742,468	0.5%
Hera SpA	6,455,969	27,655,462	0.5%
Italgas SpA	3,818,401	24,581,718	0.4%
#* Saipem SpA	5,057,693	22,957,059	0.4%
# Unione di Banche Italiane SpA	7,724,232	23,530,091	0.4%
Other Securities		462,560,883	8.3%
TOTAL ITALY		590,027,681	10.5%

NETHERLANDS — (6.4%)
Aalberts NV	728,381	29,352,137	0.5%
#* Altice Europe NV	4,683,910	26,800,426	0.5%
ASM International NV	331,781	33,450,744	0.6%
ASR Nederland NV	688,282	25,231,450	0.5%
BE Semiconductor Industries NV	589,568	21,856,942	0.4%
IMCD NV	357,303	27,899,685	0.5%
SBM Offshore NV	1,376,758	23,742,884	0.4%
Other Securities		200,756,381	3.5%
TOTAL NETHERLANDS		389,090,649	6.9%

NORWAY — (2.3%)
Other Securities		138,761,156	2.5%

PORTUGAL — (1.0%)
Other Securities		62,779,176	1.1%

SPAIN — (6.0%)
# Cellnex Telecom SA	684,045	29,515,742	0.5%
Enagas SA	945,913	23,406,228	0.4%
Other Securities		310,162,882	5.6%
TOTAL SPAIN		363,084,852	6.5%

SWEDEN — (7.2%)
Other Securities		441,605,487	7.9%

The Continental Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (11.3%)
Cembra Money Bank AG	214,769	$22,775,270	0.4%
# Georg Fischer AG	31,450	30,036,368	0.5%
Helvetia Holding AG	216,663	30,434,052	0.5%
PSP Swiss Property AG	325,433	43,075,928	0.8%
VAT Group AG	199,273	29,299,419	0.5%
Other Securities		534,051,612	9.6%
TOTAL SWITZERLAND		689,672,649	12.3%

UNITED KINGDOM — (0.0%)
Other Security		1,167,097	0.0%
TOTAL COMMON STOCKS		5,553,644,245	99.0%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Other Securities		33,843,637	0.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		873,861	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $4,988,017,993)		5,588,361,743

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	44,497,991	514,886,250	9.2%
TOTAL INVESTMENTS—(100.0%)
(Cost $5,502,845,113)		$6,103,247,993	108.8%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$190,802,441	—	$190,802,441
Belgium	$9,150,257	259,320,439	—	268,470,696
Denmark	—	268,851,796	—	268,851,796
Finland	—	344,146,342	—	344,146,342
France	—	648,978,367	—	648,978,367
Germany	1,207,475	938,859,053	—	940,066,528
Ireland	—	32,095,239	—	32,095,239
Israel	799,434	183,244,655	—	184,044,089
Italy	2,432,465	587,595,216	—	590,027,681
Netherlands	—	389,090,649	—	389,090,649
Norway	—	138,761,156	—	138,761,156
Portugal	—	62,779,176	—	62,779,176
Spain	—	363,084,852	—	363,084,852
Sweden	—	441,605,487	—	441,605,487
Switzerland	—	689,672,649	—	689,672,649
United Kingdom	—	1,167,097	—	1,167,097
Preferred Stocks
Germany	—	33,843,637	—	33,843,637
Rights/Warrants
Italy	—	379,240	—	379,240
Norway	—	16,603	—	16,603
Spain	—	477,143	—	477,143
Sweden	—	875	—	875
Securities Lending Collateral	—	514,886,250	—	514,886,250
TOTAL	$13,589,631	$6,089,658,362	—	$6,103,247,993

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2019

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (86.3%)
COMMUNICATION SERVICES — (2.0%)
Cogeco Communications, Inc.	95,472	$8,252,591	0.7%
Other Securities		18,350,341	1.6%
TOTAL COMMUNICATION SERVICES		26,602,932	2.3%

CONSUMER DISCRETIONARY — (4.8%)
* Great Canadian Gaming Corp.	418,284	13,230,363	1.1%
Linamar Corp.	322,683	10,522,538	0.9%
Other Securities		39,534,125	3.5%
TOTAL CONSUMER DISCRETIONARY		63,287,026	5.5%

CONSUMER STAPLES — (4.0%)
Cott Corp.	96,682	1,242,364	0.1%
Cott Corp.	909,370	11,682,135	1.0%
# Premium Brands Holdings Corp.	186,219	12,284,997	1.1%
Other Securities		27,482,578	2.4%
TOTAL CONSUMER STAPLES		52,692,074	4.6%

ENERGY — (12.8%)
Crescent Point Energy Corp.	2,146,838	7,840,172	0.7%
# Enerplus Corp.	1,624,918	9,807,986	0.9%
Gibson Energy, Inc.	855,146	14,907,108	1.3%
* Parex Resources, Inc.	1,044,698	14,158,271	1.2%
# Whitecap Resources, Inc.	2,833,976	7,896,661	0.7%
Other Securities		115,545,912	10.0%
TOTAL ENERGY		170,156,110	14.8%

FINANCIALS — (9.2%)
# Canadian Western Bank	643,831	16,302,304	1.4%
ECN Capital Corp.	2,446,608	8,080,438	0.7%
Element Fleet Management Corp.	2,450,611	20,838,845	1.8%
# Genworth MI Canada, Inc.	281,680	11,377,554	1.0%
#* Home Capital Group, Inc.	541,770	11,151,306	1.0%
# Laurentian Bank of Canada	326,390	11,225,774	1.0%
Other Securities		42,556,392	3.7%
TOTAL FINANCIALS		121,532,613	10.6%

HEALTH CARE — (1.5%)
Other Securities		20,377,182	1.8%

INDUSTRIALS — (9.9%)
Morneau Shepell, Inc.	346,211	8,335,245	0.7%
# Stantec, Inc.	625,036	13,334,987	1.2%
TFI International, Inc.	556,989	17,748,712	1.6%
Other Securities		91,974,002	8.0%
TOTAL INDUSTRIALS		131,392,946	11.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value»	of Net Assets‡
INFORMATION TECHNOLOGY — (3.5%)
*	Descartes Systems Group, Inc. (The)	333,561	$12,979,273	1.1%
*	Kinaxis, Inc.	145,074	9,264,425	0.8%
	Other Securities		24,038,252	2.1%
TOTAL INFORMATION TECHNOLOGY			46,281,950	4.0%

MATERIALS — (28.6%)
*	Alacer Gold Corp.	2,184,997	10,816,324	0.9%
	Alamos Gold, Inc., Class A	2,957,288	16,098,817	1.4%
*	B2Gold Corp.	5,382,692	18,921,770	1.6%
*	Centerra Gold, Inc.	1,682,253	14,343,409	1.3%
*	Detour Gold Corp.	1,259,316	20,910,516	1.8%
#*	Eldorado Gold Corp.	1,158,414	9,753,860	0.9%
#*	Endeavour Mining Corp.	502,056	9,091,206	0.8%
#*	First Majestic Silver Corp.	977,531	10,449,958	0.9%
*	IAMGOLD Corp.	3,346,046	12,575,300	1.1%
*	Ivanhoe Mines, Ltd., Class A	3,744,528	9,296,642	0.8%
	OceanaGold Corp.	4,416,629	10,596,422	0.9%
	Osisko Gold Royalties, Ltd.	963,845	9,484,046	0.8%
	Pan American Silver Corp.	1,378,389	23,410,948	2.0%
*	Pretium Resources, Inc.	794,788	8,007,620	0.7%
#*	Sandstorm Gold, Ltd.	1,264,677	9,025,863	0.8%
*	SSR Mining, Inc.	859,605	12,713,617	1.1%
	Stella-Jones, Inc.	332,002	9,205,613	0.8%
*	Torex Gold Resources, Inc.	632,604	9,255,394	0.8%
	Yamana Gold, Inc.	6,883,874	25,139,651	2.2%
	Other Securities		130,973,674	11.5%
TOTAL MATERIALS			380,070,650	33.1%

REAL ESTATE — (4.1%)
	Colliers International Group, Inc.	224,919	15,070,307	1.3%
	FirstService Corp.	1,234	107,741	0.0%
	FirstService Corp.	153,669	13,412,640	1.2%
#	Tricon Capital Group, Inc.	1,029,132	8,329,320	0.7%
	Other Securities		17,246,869	1.5%
TOTAL REAL ESTATE			54,166,877	4.7%

UTILITIES — (5.9%)
#	Boralex, Inc., Class A	485,312	8,032,649	0.7%
	Capital Power Corp.	724,420	17,363,859	1.5%
	Innergex Renewable Energy, Inc.	740,781	9,246,404	0.8%
	Northland Power, Inc.	513,208	10,247,795	0.9%
#	Superior Plus Corp.	1,170,310	10,564,867	0.9%
	TransAlta Corp.	2,047,057	12,091,795	1.1%
#	TransAlta Renewables, Inc.	779,039	8,387,194	0.7%
	Other Securities		2,618,233	0.2%
TOTAL UTILITIES			78,552,796	6.8%
TOTAL COMMON STOCKS			1,145,113,156	99.7%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value»	of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
Other Securities		$525,727	0.0%
TOTAL INVESTMENT SECURITIES
(Cost $1,363,796,012)		1,145,638,883

		Value†
SECURITIES LENDING COLLATERAL — (13.7%)
@§ The DFA Short Term Investment Fund	15,667,770	181,291,764	15.8%
TOTAL INVESTMENTS—(100.0%)
(Cost $1,545,068,154)		$1,326,930,647	115.5%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,602,932	—	—	$26,602,932
Consumer Discretionary	63,280,149	$6,877	—	63,287,026
Consumer Staples	52,692,074	—	—	52,692,074
Energy	169,654,103	502,007	—	170,156,110
Financials	121,532,613	—	—	121,532,613
Health Care	20,377,182	—	—	20,377,182
Industrials	131,392,946	—	—	131,392,946
Information Technology	46,281,950	—	—	46,281,950
Materials	380,070,161	489	—	380,070,650
Real Estate	54,166,877	—	—	54,166,877
Utilities	78,552,796	—	—	78,552,796
Rights/Warrants
Communication Services	—	50,475	—	50,475
Energy	—	76	—	76
Materials	—	475,176	—	475,176
Securities Lending Collateral	—	181,291,764	—	181,291,764
TOTAL	$1,144,603,783	$182,326,864	—	$1,326,930,647

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020
(Unaudited)

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $157,875, $134,293, $35,668,$342,207 and $157,825 of securities on loan, respectively)	$2,986,819	$1,398,306	$1,492,037	$4,622,126	$891,734
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $$76,109, $38,332, $38,265, $349,359 and $129,860, respectively)	76,130	38,338	38,273	349,417	129,883
Foreign Currencies at Value	20,341	3,039	251	378	736
Cash	407	1,192	2,192	2,763	100
Receivables:
Investment Securities Sold	1,495	2,793	1,485	11,925	2,064
Dividends, Interest and Tax Reclaims	4,077	2,861	2,033	20,770	1,912
Securities Lending Income	273	358	91	1,699	161
Futures Margin Variation	17	—	—	—	—
Total Assets	3,089,559	1,446,887	1,536,362	5,009,078	1,026,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	76,159	38,334	38,271	349,444	129,862
Investment Securities Purchased	—	2	1,218	1,979	—
Due to Advisor	255	116	127	390	72
Unrealized Loss on Foreign Currency Contracts	—	1	5	18	—
Accrued Expenses and Other Liabilities	371	199	184	501	101
Total Liabilities	76,785	38,652	39,805	352,332	130,035
NET ASSETS	$3,012,774	$1,408,235	$1,496,557	$4,656,746	$896,555
Investments at Cost	$2,855,739	$1,616,743	$1,787,749	$4,607,588	$1,042,830
Foreign Currencies at Cost	$20,430	$3,039	$250	$381	$735
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2019

(Amounts in thousands)

			The
	The	The	United	The	The
	Japanese	Asia	Kingdom	Continental	Canadian
	Small	Pacific Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series*	Series*	Series*	Series*	Series*
ASSETS:
Investment Securities at Value (including $191,793, $231,554, $17,450, $527,896 and $215,322 of securities on loan, respectively)	$3,715,115	$1,631,316	$2,236,422	$5,588,362	$1,145,639
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $91,192, $48,843, $18,811, $527,896 and $215,322)	91,203	48,848	18,814	514,886	181,292
Foreign Currencies at Value	2,283	6,498	6,006	10,125	741
Cash	4,341	—	312	3,377	810
Receivables:
Investment Securities Sold	2,309	2,994	31,768	4,167	899
Dividends and Interest	26,307	1,251	6,901	12,045	843
Securities Lending Income	580	409	50	1,327	232
Total Assets	3,842,138	1,691,316	2,300,273	6,134,289	1,330,456
LIABILITIES:
Payables:
Due to Custodian	—	2	—	—	—
Upon Return of Securities Loaned	91,233	48,834	18,814	514,881	181,271
Investment Securities Purchased	2,089	327	3,656	10,962	384
Due to Advisor	308	137	187	461	97
Line of Credit	—	10	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	14	—
Accrued Expenses and Other Liabilities	331	163	165	476	89
Total Liabilities	93,961	49,473	22,822	526,794	181,841
NET ASSETS	$3,748,177	$1,641,843	$2,277,451	$5,607,495	$1,148,615
Investments at Cost	$3,300,844	$1,736,491	$2,084,250	$4,988,018	$1,363,796
Foreign Currencies at Cost	$2,272	$6,486	$5,978	$10,108	$744
____________________

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series#	Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,503, $912, $223, $21,820 and $4,102 respectively)	$76,667	$64,269	$78,292	$138,372	$23,553
Non Cash Income
Income from Securities Lending	9,223	6,043	460	15,048	4,211
Total Investment Income	85,890	70,312	78,752	153,420	27,764
Expenses
Investment Management Fees	3,519	1,659	2,223	5,366	1,118
Accounting & Transfer Agent Fees	174	100	121	253	71
Custodian Fees	478	267	127	798	76
Shareholders’ Reports	12	12	12	13	12
Directors’/Trustees’ Fees & Expenses	22	10	12	32	6
Professional Fees	59	28	36	164	17
Other	100	54	63	164	28
Total Expenses	4,364	2,130	2,594	6,790	1,328
Fees Paid Indirectly (Note C)	(77)	(33)	(94)	(276)	(46)
Net Expenses	4,287	2,097	2,500	6,514	1,282
Net Investment Income (Loss)	81,603	68,215	76,252	146,906	26,482
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,546	28,597	45,398	271,616	(81,417)
Affiliated Investment Companies Shares Sold	—	3	2	7	(6)
Futures	—	(97)	—	—	—
Foreign Currency Transactions	893	(572)	(1,016)	(101)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,479	(10,141)	105,943	20,336	60,948
Affiliated Investment Companies Shares	10	4	1	46	16
Translation of Foreign Currency
Denominated Amounts	9	16	552	63	6
Net Realized and Unrealized Gain (Loss)	66,937	17,810	150,880	291,967	(20,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	$148,540	$86,025	$227,132	$438,873	$6,201
____________________

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small
	Company Series
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,603	$80,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,546	229,342
Affiliated Investment Companies Shares Sold	—	(137)
Foreign Currency Transactions	893	(2,149)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,479	(628,895)
Affiliated Investment Companies Shares	10	71
Translation of Foreign Currency-Denominated Amounts	9	280
Net Increase (Decrease) in Net Assets Resulting from Operations	148,540	(321,110)
Transactions in Interest:
Contributions	105,276	364,251
Withdrawals	(339,736)	(198,093)
Net Increase (Decrease) from Transactions in Interest	(234,460)	166,158
Total Increase (Decrease) in Net Assets	(85,920)	(154,952)
Net Assets
Beginning of Year	3,834,097	3,989,049
End of Year	$3,748,177	$3,834,097
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small		The United Kingdom Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2019	2018	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$68,215	$76,219	$76,252	$76,805
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	28,597	(55,523)	45,398	85,120
Affiliated Investment Companies Shares Sold	3	(60)	2	(9)
Futures	(97)	(134)	—	—
Foreign Currency Transactions	(572)	(898)	(1,016)	(1,153)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(10,141)	(175,750)	105,943	(373,044)
Affiliated Investment Companies Shares	4	42	1	—
Translation of Foreign Currency-Denominated Amounts	16	(7)	552	(181)
Net Increase (Decrease) in Net Assets Resulting
from Operations	86,025	(156,111)	227,132	(212,462)
Transactions in Interest:
Contributions	84,771	199,024	92,887	120,516
Withdrawals	(259,324)	(128,247)	(231,393)	(49,141)
Net Increase (Decrease) from Transactions in Interest	(174,553)	70,777	(138,506)	71,375
Total Increase (Decrease) in Net Assets	(88,528)	(85,334)	88,626	(141,087)
Net Assets
Beginning of Year	1,730,371	1,815,705	$2,188,825	2,329,912
End of Year	$1,641,843	$1,730,371	$2,277,451	$2,188,825
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2019	2018	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$146,906	$152,247	$26,482	$25,307
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	271,616	319,242	(81,417)	27,505
Affiliated Investment Companies Shares Sold	7	(101)	(6)	(19)
Futures	—	161	—	—
Foreign Currency Transactions	(101)	(2,498)	172	120
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	20,336	(1,131,028)	60,948	(185,376)
Affiliated Investment Companies Shares	46	78	16	(3)
Translation of Foreign Currency-Denominated Amounts	63	(371)	6	6
Net Increase (Decrease) in Net Assets Resulting
from Operations	438,873	(662,270)	6,201	(132,460)
Transactions in Interest:
Contributions	223,410	480,253	99,460	136,490
Withdrawals	(477,048)	(146,782)	(103,857)	(47,441)
Net Increase (Decrease) from Transactions in Interest	(253,638)	333,471	(4,397)	89,049
Total Increase (Decrease) in Net Assets	185,235	(328,799)	1,804	(43,411)
Net Assets
Beginning of Year	5,422,260	5,751,059	1,146,811	1,190,222
End of Year	$5,607,495	$5,422,260	$1,148,615	$1,146,811
____________________

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
Total Return	4.47%	(7.46%)	27.10%	14.53%	9.04%	5.27%	(8.14%)	16.21%	16.69%	(11.83%)
Net Assets, End of Year (thousands)	$3,748,177	$3,834,097	$3,989,049	$3,132,594	$2,631,688	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,228,274
Ratio of Expenses to Average
Net Assets	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.32%	1.90%	1.90%	1.99%	1.69%	4.11%	3.96%	3.82%	4.00%	4.17%
Portfolio Turnover Rate	12%	17%	13%	10%	6%	18%	18%	14%	10%	7%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
Total Return	10.67%	(8.90%)	29.87%	(15.82%)	9.95%	8.43%	(10.78%)	34.27%	6.10%	9.81%
Net Assets, End of Year (thousands)	$2,277,451	$2,188,825	$2,329,912	$1,683,465	$2,084,113	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$3,653,743
Ratio of Expenses to Average
Net Assets	0.11%	0.11%	0.12%	0.12%	0.11%	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.11%	0.12%	0.12%	0.11%	0.13%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	3.43%	3.23%	3.40%	4.36%	3.44%	2.74%	2.51%	2.33%	2.49%	2.44%
Portfolio Turnover Rate	18%	14%	9%	15%	10%	17%	15%	13%	9%	14%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2019	2018	2017	2016	2015
Total Return	1.00%	(10.44%)	12.10%	20.77%	(25.00%)
Net Assets, End of Year (thousands)	$1,148,615	$1,146,811	$1,190,222	$933,264	$623,132
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.11%	2.14%	2.52%	2.73%
Portfolio Turnover Rate	12%	14%	22%	8%	18%
____________________

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

● Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2019, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2019, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$77
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	94
The Continental Small Company Series	276
The Canadian Small Company Series	46

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2019, the total related amounts paid by the Trust to the CCO were $73 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$101
The Asia Pacific Small Company Series	51
The United Kingdom Small Company Series	66
The Continental Small Company Series	133
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2019, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$413,924	$566,085
The Asia Pacific Small Company Series	303,278	331,966
The United Kingdom Small Company Series	414,490	399,311
The Continental Small Company Series	886,698	964,242
The Canadian Small Company Series	172,997	133,503

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

				Net	Change in	Balance	Shares
	Balance			Realized	Unrealized	at	as of
	at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	October	October	Dividend	Capital Gain
	10/31/18	at Cost	from Sales	on Sales	Depreciation	31, 2019	31, 2019	Income	Distributions
The Japanese Small Company Series
The DFA Short Term
Investment Fund	$218,283	$566,951	$694,041	—	$10	$91,203	7,882	$3,328	—
Total	$218,283	$566,951	$694,041	—	$10	$91,203	7,882	$3,328	—

The Asia Pacific Small Company
The DFA Short Term
Investment Fund	$102,269	$215,000	$268,428	$3	$4	$48,848	4222	$2,167	—
Total	$102,269	$215,000	$268,428	$3	$4	$48,848	4222	$2,167	—

The United Kingdom Small Company Series
The DFA Short Term
Investment Fund	$25,540	$222,126	$228,855	$2	$1	$18,814	1,626	$729	—
Total	$25,540	$222,126	$228,855	$2	$1	$18,814	1,626	$729	—

The Continental Small Company Series
The DFA Short Term
Investment Fund	$589,645	$1,524,995	$1,599,808	$7	$47	$514,886	44,498	$11,828	—
Total	$589,645	$1,524,995	$1,599,808	$7	$47	$514,886	44,498	$11,828	—

The Canadian Small Company
The DFA Short Term
Investment Fund	$154,044	$912,955	$885,717	$(6)	$16	$181,292	$15,668	$3,714	—
Total	$154,044	$912,955	$885,717	$(6)	$16	$181,292	$15,668	$3,714	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$3,458,783	$730,459	$(382,924)	$347,535
The Asia Pacific Small Company Series	1,819,346	298,364	(437,545)	(139,181)
The United Kingdom Small Company Series	2,134,598	452,850	(332,212)	120,638
The Continental Small Company Series	5,549,045	1,377,133	(822,930)	554,203
The Canadian Small Company Series	1,567,974	205,101	(446,144)	(241,043)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as Brexit). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2019 was as follows (amounts in thousands):

Futures**
The Asia Pacific Small Company Series	$698

**	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2019 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Equity Contracts(1)
The Asia Pacific Small Company Series	$(97)	$(97	)*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2019, there were no futures contracts outstanding. During the year ended October 31, 2019, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020 with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2019, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number	Interest	Maximum Amount	Outstanding
	Average	Average	of Days	Expense	Borrowed During	Borrowings as
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	of 10/31/2019
The Japanese Small Company Series	2.96%	$1,452	28	$3	$4,590	—
The Asia Pacific Small Company Series	2.84%	2,280	29	6	32,447	$10
The United Kingdom
Small Company Series	3.01%	409	15	—	2,481	—
The Continental Small Company Series	2.70%	2,327	10	2	16,411	—
The Canadian Small Company Series	2.15%	333	4	—	443	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2019, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not utilize the interfund lending program during the year ended October 31, 2019.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

			Realized
Portfolio	Purchases	Sales	Gain (Loss)
The Japanese Small Company Series	$77,611	$45,808	$2,930
The Asia Pacific Small Company Series	19,544	52,066	7,392
The United Kingdom Small Company Series	125	34,943	(47,534)
The Continental Small Company Series	48,163	30,355	5,452
The Canadian Small Company Series	28,285	3,871	12

J. Securities Lending:

As of October 31, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Market Value
The Japanese Small Company Series	$112,829
The Asia Pacific Small Company Series	197,335
The Continental Small Company Series	43,921
The Canadian Small Company Series	45,992

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series with securities on loan or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series with securities on loan could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2019:

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2019
	Overnight and	<30	Between	>90
	Continuous	days	30 & 90 days	days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$91,233	—	—	—	$91,233
The Asia Pacific Small Company Series
Common Stocks	48,834	—	—	—	48,834
The United Kingdom Small Company Series
Common Stocks	18,814	—	—	—	18,814
The Continental Small Company Series
Common Stocks, Rights/Warrants	514,881	—	—	—	514,881
The Canadian Small Company Series
Common Stocks, Rights/Warrants	181,271	—	—	—	181,271

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series and the Trust financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. While it is too early to predict the impact of COVID-19 related factors, during a time of increased uncertainty and volatility, the performance of the Series may be adversely affected in the near term and, potentially, beyond.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019, and each of the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2019

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2019.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2019.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Edward P. Lazear, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2019.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	128 portfolios in 4 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	128 portfolios in 4 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	128 portfolios in 4 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1981	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	128 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business Knight Management Center, E346 Stanford, CA 94305 1948	Director	Since 2010	Distinguished Visiting Fellow, Becker Friedman Institute for Research in Economics, University of Chicago (since 2015). Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Davies Family Professor of Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009).	128 portfolios in 4 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1981	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	128 portfolios in 4 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	128 portfolios in 4 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	128 portfolios in 4 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	Since 1981	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	128 portfolios in 4 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund as of October 31, 2019. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below held the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of
●all the DFA Entities (since 2001)
●DFA Australia Limited (since 2002)
●Dimensional Fund Advisors Ltd. (since 2002)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Director, Vice President and Assistant Secretary (since 2003) of
●Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019
Vice President and Assistant Secretary of
●DFAIDG, DIG, DFAITC and DEM (since September 2019)
Vice President (since January 2018) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors LP
●Dimensional Investment LLC
●DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017
Co-Chief Executive Officer (since 2017) of
●all the DFA entities
Director (since 2017) of
●Dimensional Holdings Inc.
●Dimensional Fund Advisors Canada ULC
●Dimensional Japan Ltd.
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
●Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017
Executive Vice President (since 2017) of
●all the DFA entities
Director and Vice President (since 2016) of
●Dimensional Japan Ltd.
President and Director (since 2016) of
●Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
●DFA Australia Limited
Director (since 2016) of
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
Vice President (since 2016) of
●Dimensional Fund Advisors Pte. Ltd.
Formerly, Vice President (2004 – 2017) of
●all the DFA Entities
Formerly, Vice President (2010 – 2016) of
●Dimensional Fund Advisors Canada ULC
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
●Dimensional Fund Advisors LP

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer (since 2004) of
●all the DFA Entities
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Chief Compliance Officer (since 2006) and Chief Privacy Officer (since 2015) of
●Dimensional Fund Advisors Canada ULC
Chief Compliance Officer of
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Japan Ltd. (since 2017)
Formerly, Vice President and Global Chief Compliance Officer (2010 – 2014) for
●Dimensional SmartNest (US) LLC

Gregory K. Hinkle 1958	Vice President, Chief Financial Officer, and Treasurer	Vice President since 2015 and Chief Financial Officer and Treasurer since 2016
Vice President, Chief Financial Officer, and Treasurer (since 2016) of
●all the DFA Entities
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
●Dimensional Fund Advisors Pte. Ltd.
●DFA Australia Limited
Director (since 2016) for
●Dimensional Funds plc
●Dimensional Funds II plc
Formerly, interim Chief Financial Officer and interim Treasurer (2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
●Dimensional Fund Advisors Ltd.
●DFA Australia Limited
●Dimensional Advisors Ltd.
●Dimensional Fund Advisors Pte. Ltd.
●Dimensional Hong Kong Limited
●Dimensional Cayman Commodity Fund I Ltd.
●Dimensional Fund Advisors Canada ULC
Formerly, Controller (2015 – 2016) of
●all the DFA Entities
●Dimensional Fund Advisors LP
Formerly, Vice President (2008 – 2015) of
●T. Rowe Price Group, Inc.
Formerly, Director of Investment Treasury and Treasurer (2008 – 2015) of
●the T. Rowe Price Funds

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of ●all the DFA Entities Vice President and Assistant Secretary (since 2010) of ●Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of ●all the DFA Entities Assistant Treasurer (since 2017) of ●the DFA Fund Complex Formerly, Senior Tax Manager (2013 – 2015) for ●Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President (since 2010) of ●all the DFA Entities ●Dimensional Cayman Commodity Fund I Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001
President (since 2017) of
●the DFA Fund Complex
General Counsel (since 2001) of
●All the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●DFA Securities LLC
●Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
●DFA Australia Limited
●Dimensional Fund Advisors Ltd.
Vice President and Secretary of
●Dimensional Fund Advisors Canada ULC (since 2003)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
●Dimensional Funds plc (since 2002)
●Dimensional Funds II plc (since 2006)
●Director of Dimensional Japan Ltd. (since 2012)
●Dimensional Advisors Ltd. (since 2012)
●Dimensional Fund Advisors Pte. Ltd. (since 2012)
●Dimensional Hong Kong Limited (since 2012)
Formerly, Vice President and Secretary (2010 – 2014) of
●Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
●the DFA Fund Complex
Formerly, Vice President of
●Dimensional Fund Advisors LP (1997 – 2017)
●Dimensional Holdings Inc. (2006 – 2017)
●DFA Securities LLC (1997 – 2017)
●Dimensional Investment LLC (2009 – 2017)

Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013	Vice President and Deputy Chief Compliance Officer of ●the DFA Fund Complex (since 2013) ●Dimensional Fund Advisors LP (since 2012)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017
Vice President (since 2010) and Secretary (since 2017) of
●the DFA Fund Complex
Vice President (since 2010) and Assistant Secretary (since 2016) of
●Dimensional Fund Advisors LP
●Dimensional Holdings Inc.
●Dimensional Investment LLC
Vice President of
●DFA Securities LLC (since 2010)
●Dimensional Cayman Commodity Fund I Ltd. (since 2010)
●Dimensional Fund Advisors Canada ULC (since 2016)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017
Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●all the DFA Entities
●Dimensional Fund Advisors Canada ULC
Director, Chief Investment Officer and Vice President (since 2017) of
●DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
●Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
●Dimensional Cayman Commodity Fund I Ltd.
Director of
●Dimensional Funds plc (since 2014)
●Dimensional Fund II plc (since 2014)
●Dimensional Holdings Inc. (since 2017)
Formerly, Co-Chief Investment Officer of
●Dimensional Japan Ltd. (2016 – 2017)
●DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
●all the DFA Entities
Formerly, Vice President (2007 – 2017) of
●all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
●Dimensional Fund Advisors Canada ULC
Formerly, Director (2017 – 2018) of
●Dimensional Fund Advisors Pte. Ltd.

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, and other information.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) During the period, the registrant’s code of ethics was revised to modify certain defined terms and make other non-material changes.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Beginning with the fiscal year June 30, 2020, Cohen & Co. (“Cohen”) serves as the independent registered public accounting firm for the registrant. For the fiscal year ended June 30, 2019, the firm of PricewaterhouseCoopers LLP (“PwC”) served as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed for professional services rendered by Cohen and PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by Cohen and PwC in connection with statutory and regulatory filings or engagements were $182,500 and $280,100, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed for assurance and related services rendered by Cohen and PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $6,000 and $2,000, respectively. Services for which fees in the Audit-Related Fees category were billed include Cohen’s and PwC’s reasonable out-of-pocket expenses and ticket charges for booking travel related to conducting the audit.

For the twelve month periods ended June 30, 2020 and June 30, 2019, aggregate Audit-Related Fees billed by Cohen and PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed for tax compliance, tax advice and tax planning by Cohen and PwC were $39,500 and $64,400, respectively. Services for which fees in the Tax Fees category are billed include Cohen and PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen and PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2020 and June 30, 2019, the aggregate Tax Fees billed Cohen and PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2020 and June 30, 2019, the aggregate fees billed by Cohen and PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $17,195 and $13,990, respectively. Services for which fees in this category were billed for fiscal years ended June 30, 2020 and June 30, 2019 relate only to PwC serving as a required tax consultant in India for SA Emerging Markets Value Fund. No fees in this category were billed by Cohen.

For the twelve month periods ended June 30, 2020 and June 30, 2019, the aggregate fees in this category billed by Cohen and PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by Cohen to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2020 and June 30, 2019, aggregate non-audit fees billed by Cohen and PwC for services rendered to the registrant were $39,500 and $64,400, respectively.

For the twelve month periods ended June 30, 2020 and June 30, 2019, aggregate non-audit fees billed by Cohen and PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.8%)
	Adways, Inc.	22,400	$70,708
#	Aeria, Inc.	15,800	73,544
	Akatsuki, Inc.	30,200	1,077,275
#*	AlphaPolis Co., Ltd.	10,700	234,955
	Amuse, Inc.	7,400	151,727
#	AOI TYO Holdings, Inc.	147,231	604,050
	Asahi Broadcasting Group Holdings Corp.	63,800	454,680
#	Asahi Net, Inc.	102,300	1,268,077
	Ateam, Inc.	77,600	621,785
#*	Atrae, Inc.	33,000	967,063
	Avex, Inc.	244,400	1,933,419
*	Bengo4.com, Inc.	20,500	1,959,754
*	Broadmedia Corp.	55,200	65,006
	Ceres, Inc.	24,900	274,083
	Daiichikosho Co., Ltd.	32,600	975,349
	DeNA Co., Ltd.	36,900	460,707
	Dip Corp.	197,100	4,003,713
*	Drecom Co., Ltd.	13,400	80,082
*	eBook Initiative Japan Co., Ltd.	14,200	410,672
	Extreme Co., Ltd.	17,300	256,753
#	Faith, Inc.	58,110	360,002
	FAN Communications, Inc.	328,900	1,366,863
	Fibergate, Inc.	3,000	42,352
	Freebit Co., Ltd.	55,300	370,762
#*	GA Technologies Co., Ltd.	800	51,248
	Gakken Holdings Co., Ltd.	133,000	1,790,165
#	Gree, Inc.	874,000	3,756,767
	GungHo Online Entertainment, Inc.	132,800	2,374,370
	Gurunavi, Inc.	187,900	1,291,688
#	Imagica Group, Inc.	118,100	438,011
	Intage Holdings, Inc.	226,700	1,857,884
	Internet Initiative Japan, Inc.	178,300	6,100,545
	ITmedia, Inc.	30,000	459,280
*	Itokuro, Inc.	54,600	671,282
	Kadokawa Corp.	334,416	6,871,778
	Kamakura Shinsho, Ltd.	61,100	640,489
*	KLab, Inc.	141,900	964,228
	LIFULL Co., Ltd.	327,500	1,291,444
	Macromill, Inc.	261,900	1,809,139
#	MarkLines Co., Ltd.	67,000	1,396,130
	Marvelous, Inc.	226,600	1,476,420
#	Members Co., Ltd.	45,500	611,216
	Mixi, Inc.	245,000	4,333,323
*	Mobile Factory, Inc.	10,500	106,041
	MTI, Ltd.	155,800	924,492
	Okinawa Cellular Telephone Co.	84,000	3,215,613
*	PR Times, Inc.	600	15,977
	Proto Corp.	162,500	1,516,098
#*	Shobunsha Holdings, Inc.	223,100	828,428
	SKY Perfect JSAT Holdings, Inc.	923,100	3,431,434
	SoldOut, Inc.	6,300	153,423
*	Synchro Food Co., Ltd.	47,900	150,058
	Toei Animation Co., Ltd.	21,200	993,657
	Toei Co., Ltd.	11,400	1,526,386

1

The Japanese Small Company Series
continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Tohokushinsha Film Corp.	90,500	$519,343
#	Tokyu Recreation Co., Ltd.	19,600	854,710
#	Tow Co., Ltd.	272,000	954,864
	TV Asahi Holdings Corp.	27,900	406,489
	Tv Tokyo Holdings Corp.	93,500	2,061,149
#	Usen-Next Holdings Co., Ltd.	52,500	616,167
	ValueCommerce Co., Ltd.	113,500	3,052,081
#	V-Cube, Inc.	80,700	980,177
*	Vector, Inc.	192,300	1,563,887
#*	Vision, Inc.	121,300	764,981
	Wowow, Inc.	41,300	928,490
#	Zenrin Co., Ltd.	233,550	2,638,423
	ZIGExN Co., Ltd.	403,500	1,269,090
TOTAL COMMUNICATION SERVICES			85,740,246

CONSUMER DISCRETIONARY — (16.7%)
	Adastria Co., Ltd.	165,140	2,625,697
#*	Adventure, Inc.	8,800	349,537
	Aeon Fantasy Co., Ltd.	48,932	700,085
	Ahresty Corp.	158,000	524,409
*	Aigan Co., Ltd.	60,800	126,251
	Ainavo Holdings Co., Ltd.	5,600	43,285
	Aisan Industry Co., Ltd.	231,400	1,136,961
*	Akebono Brake Industry Co., Ltd.	225,300	359,881
#	Alleanza Holdings Co., Ltd.	88,400	846,626
#	Alpen Co., Ltd.	116,700	1,815,257
#	Alpha Corp.	48,100	420,789
	Amiyaki Tei Co., Ltd.	28,800	847,802
	AOKI Holdings, Inc.	260,400	1,512,668
	Aoyama Trading Co., Ltd.	289,500	1,975,871
	Arata Corp.	91,700	4,119,834
	Arcland Sakamoto Co., Ltd.	185,600	3,253,997
#	Arcland Service Holdings Co., Ltd.	77,100	1,368,159
	Asahi Co., Ltd.	102,000	1,411,119
	Asante, Inc.	49,700	676,057
	Ashimori Industry Co., Ltd.	30,899	290,859
#	Asics Corp.	10,400	118,903
	ASKUL Corp.	77,300	2,482,869
#	Asti Corp.	19,400	225,861
#	Atom Corp.	688,400	5,236,744
	Atsugi Co., Ltd.	106,100	602,282
*	Aucfan Co., Ltd.	3,100	27,818
*	Aucnet, Inc.	28,200	264,230
	Autobacs Seven Co., Ltd.	514,600	6,502,296
	Avantia Co., Ltd.	74,800	603,251
	Baroque Japan, Ltd.	91,600	569,320
*	Beaglee, Inc.	35,300	620,635
	Beauty Garage, Inc.	18,600	310,833
	Beenos, Inc.	7,100	68,090
	Belluna Co., Ltd.	350,500	1,981,079
	Bic Camera, Inc.	330,600	3,512,151
#	Bookoff Group Holdings, Ltd.	68,800	536,504
#	BRONCO BILLY Co., Ltd.	68,200	1,532,538
	Can Do Co., Ltd.	66,700	1,287,854
	Central Automotive Products, Ltd.	82,500	1,618,785
	Central Sports Co., Ltd.	45,800	958,135
#	Chikaranomoto Holdings Co., Ltd.	35,400	228,993
	CHIMNEY Co., Ltd.	36,800	495,980
	Chiyoda Co., Ltd.	123,100	1,348,505

2

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	134,000	$2,813,387
*	Choushimaru Co., Ltd.	7,600	77,151
	Chuo Spring Co., Ltd.	19,500	507,818
	Cleanup Corp.	142,100	755,820
#	Colowide Co., Ltd.	351,400	4,796,868
	Corona Corp.	102,800	985,689
	Create Restaurants Holdings, Inc.	587,100	3,872,364
*	Curves Holdings Co., Ltd.	253,600	1,390,655
	Daido Metal Co., Ltd.	278,500	1,415,289
	Daidoh, Ltd.	105,400	212,670
	Daikoku Denki Co., Ltd.	57,800	688,862
	Daikyonishikawa Corp.	268,300	1,207,049
	Dainichi Co., Ltd.	68,900	442,170
	DCM Holdings Co., Ltd.	713,300	8,179,003
	DD Holdings Co., Ltd.	58,200	496,567
*	Descente, Ltd.	182,100	2,522,110
	Doshisha Co., Ltd.	161,800	2,449,107
	Doutor Nichires Holdings Co., Ltd.	189,786	3,069,471
	Dynic Corp.	38,300	262,033
	Eagle Industry Co., Ltd.	182,900	1,228,308
#	EAT&Co, Ltd.	33,000	546,148
#	EDION Corp.	541,600	5,500,910
	Enigmo, Inc.	147,600	1,822,896
	ES-Con Japan, Ltd.	179,200	1,364,671
	Eslead Corp.	52,100	656,561
	ESTELLE Holdings Co., Ltd.	12,600	72,097
	Exedy Corp.	189,100	2,822,911
	FCC Co., Ltd.	237,200	4,078,161
	Felissimo Corp.	17,800	179,051
	Fields Corp.	119,200	370,723
	Fine Sinter Co., Ltd.	10,300	162,066
	First Juken Co., Ltd.	42,500	368,252
#	First-corp, Inc.	45,300	229,977
#	FJ Next Co., Ltd.	113,300	903,458
	Foster Electric Co., Ltd.	140,700	1,377,141
	France Bed Holdings Co., Ltd.	153,900	1,208,303
	F-Tech, Inc.	100,000	466,773
	Fuji Co., Ltd.	127,700	2,222,315
	Fuji Corp.	38,000	707,331
	Fuji Corp., Ltd.	177,600	886,716
#	Fuji Kyuko Co., Ltd.	60,900	1,904,799
	Fujibo Holdings, Inc.	67,500	2,045,942
	Fujikura Composites, Inc.	131,300	451,094
#	Fujio Food System Co., Ltd.	100,600	1,337,455
	Fujishoji Co., Ltd.	55,100	349,705
#	Fujita Kanko, Inc.	44,200	698,812
	Fujitsu General, Ltd.	151,200	3,106,367
	FuKoKu Co., Ltd.	67,200	426,630
*	Funai Electric Co., Ltd.	135,600	632,517
#	Furukawa Battery Co., Ltd. (The)	101,100	1,239,715
	Furyu Corp.	100,400	965,581
	Futaba Industrial Co., Ltd.	378,700	1,591,951
#	Gakkyusha Co., Ltd.	50,900	510,915
	Genki Sushi Co., Ltd.	37,200	799,112
	Geo Holdings Corp.	222,600	2,797,293
#	Gfoot Co., Ltd.	87,000	416,681
	GLOBERIDE, Inc.	56,099	1,053,419
#*	Gokurakuyu Holdings Co., Ltd.	82,500	290,302
#	Golf Digest Online, Inc.	61,600	303,819

3

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Greens Co., Ltd.	32,000	$142,470
	GSI Creos Corp.	31,592	369,469
	G-Tekt Corp.	147,400	1,430,274
	Gunze, Ltd.	110,800	4,117,612
	H2O Retailing Corp.	380,400	2,544,991
	Hagihara Industries, Inc.	84,800	1,123,749
#	Hakuyosha Co., Ltd.	12,900	344,413
#	Hamee Corp.	36,100	564,041
	Handsman Co., Ltd.	39,600	533,360
	Happinet Corp.	106,900	1,117,726
	Harada Industry Co., Ltd.	23,300	185,963
	Hard Off Corp. Co., Ltd.	67,300	443,963
	Haruyama Holdings, Inc.	54,800	387,951
	Heian Ceremony Service Co., Ltd.	8,300	65,306
	Heiwa Corp.	33,800	565,313
	Hiday Hidaka Corp.	160,265	2,499,867
	HI-LEX Corp.	115,600	1,279,484
#	Himaraya Co., Ltd.	32,100	250,887
#	Hinokiya Group Co., Ltd.	42,000	642,043
*	Hiramatsu, Inc.	75,200	125,567
#	HIS Co., Ltd.	173,400	2,584,531
	H-One Co., Ltd.	138,800	714,623
	Honeys Holdings Co., Ltd.	147,340	1,567,178
	Hoosiers Holdings	294,400	1,452,811
#	Hotland Co., Ltd.	41,100	443,271
#	House Do Co., Ltd.	28,700	244,991
#	HUB Co., Ltd.	27,300	178,109
	I K K, Inc.	56,900	312,128
#	IBJ, Inc.	86,800	602,307
	Ichibanya Co., Ltd.	101,858	4,488,800
	Ichikoh Industries, Ltd.	162,000	740,377
	IDOM, Inc.	399,100	1,839,356
	IJTT Co., Ltd.	163,680	676,423
	Imasen Electric Industrial	118,700	814,015
	Izuhakone Railway Co., Ltd.	300	0
	Janome Sewing Machine Co., Ltd.	104,900	444,766
#	Japan Best Rescue System Co., Ltd.	114,400	888,871
	Japan Wool Textile Co., Ltd. (The)	360,200	3,577,196
#	JFLA Holdings, Inc.	106,300	359,900
	JINS Holdings, Inc.	84,200	5,129,750
#	Joban Kosan Co., Ltd.	46,199	613,156
	Joshin Denki Co., Ltd.	117,600	2,363,798
	Joyful Honda Co., Ltd.	15,000	197,975
	JP-Holdings, Inc.	339,700	869,349
	JVCKenwood Corp.	747,400	1,136,449
*	Kappa Create Co., Ltd.	79,600	1,085,131
	Kasai Kogyo Co., Ltd.	177,900	753,219
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	878,755
	Keihin Corp.	340,100	7,962,442
	Keiyo Co., Ltd.	259,500	1,780,048
	KFC Holdings Japan, Ltd.	69,400	1,929,134
	King Co., Ltd.	54,100	251,605
	Kintetsu Department Store Co., Ltd.	53,900	1,518,261
	Ki-Star Real Estate Co., Ltd.	50,600	805,609
#*	KNT-CT Holdings Co., Ltd.	57,800	534,666
	Kohnan Shoji Co., Ltd.	152,700	4,814,218
	Kojima Co., Ltd.	189,400	971,092
	Komatsu Matere Co., Ltd.	214,100	1,469,331
	KOMEDA Holdings Co., Ltd.	327,900	5,564,381

4

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komehyo Co., Ltd.	50,000	$364,921
	Komeri Co., Ltd.	210,400	5,396,300
	Konaka Co., Ltd.	168,606	497,233
	Koshidaka Holdings Co., Ltd.	188,000	730,333
	Kourakuen Holdings Corp.	72,000	1,037,650
	KU Holdings Co., Ltd.	118,500	917,807
	Kura Sushi, Inc.	66,900	3,261,624
	Kurabo Industries, Ltd.	125,400	2,639,803
	Kushikatsu Tanaka Holdings Co.	8,000	126,736
*	KYB Corp.	144,700	2,713,155
	Kyoritsu Maintenance Co., Ltd.	156,262	5,345,819
*	Laox Co., Ltd.	104,500	179,241
	LEC, Inc.	156,800	2,360,549
*	Litalico, Inc.	42,200	946,149
	LIXIL VIVA Corp.	157,200	3,797,373
	Look Holdings, Inc.	24,200	173,326
	Mamiya-Op Co., Ltd.	31,100	210,862
	Mars Group Holdings Corp.	87,100	1,313,383
#	Maruzen CHI Holdings Co., Ltd.	106,300	390,901
	Matsuyafoods Holdings Co., Ltd.	61,200	2,076,179
	Media Do Co., Ltd.	32,700	1,340,111
	Meiko Network Japan Co., Ltd.	134,900	1,069,052
	Meiwa Estate Co., Ltd.	78,000	299,638
	Mikuni Corp.	160,200	407,253
*	Mitsuba Corp.	219,790	948,056
	Mizuno Corp.	121,300	2,337,271
#	Monogatari Corp. (The)	33,400	2,608,545
	Morito Co., Ltd.	105,900	651,453
	MrMax Holdings, Ltd.	158,200	890,599
	Murakami Corp.	30,200	714,921
	Musashi Seimitsu Industry Co., Ltd.	328,000	2,944,495
	Nafco Co., Ltd.	50,300	666,244
	Nagase Brothers, Inc.	200	10,765
	Nagawa Co., Ltd.	44,300	3,215,002
#	Nakayamafuku Co., Ltd.	74,400	338,703
#	New Art Holdings Co., Ltd.	8,934	54,642
#	Nextage Co., Ltd.	193,700	1,560,699
	NHK Spring Co., Ltd.	398,400	2,591,058
	Nichirin Co., Ltd.	62,260	781,144
	Nihon House Holdings Co., Ltd.	283,600	723,937
	Nihon Plast Co., Ltd.	117,500	511,016
	Nihon Tokushu Toryo Co., Ltd.	80,800	743,494
	Nikki Co., Ltd.	2,100	34,919
	Nippon Felt Co., Ltd.	84,000	368,404
	Nippon Piston Ring Co., Ltd.	46,000	516,152
	Nippon Seiki Co., Ltd.	343,900	4,044,289
	Nishikawa Rubber Co., Ltd.	32,400	425,485
#	Nishimatsuya Chain Co., Ltd.	344,100	3,550,338
	Nissan Shatai Co., Ltd.	509,800	4,400,152
	Nissan Tokyo Sales Holdings Co., Ltd.	171,800	408,520
	Nissin Kogyo Co., Ltd.	316,900	6,445,583
	Nittan Valve Co., Ltd.	93,500	191,142
	Nojima Corp.	217,600	5,506,836
	Ohashi Technica, Inc.	71,700	1,019,097
	Ohsho Food Service Corp.	88,700	4,948,511
*	Oisix ra daichi, Inc.	63,300	1,239,858
	Onward Holdings Co., Ltd.	656,600	1,940,544
#	Ootoya Holdings Co., Ltd.	40,200	820,304
#*	Open Door, Inc.	53,800	653,242

5

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ozu Corp.	19,000	$300,764
	Pacific Industrial Co., Ltd.	325,000	2,865,878
	PAL GROUP Holdings Co., Ltd.	146,800	1,770,818
#	PAPYLESS Co., Ltd.	34,600	774,107
	Paris Miki Holdings, Inc.	167,000	472,856
#	PC Depot Corp.	209,781	1,485,364
	People Co., Ltd.	19,600	147,488
#*	Pepper Food Service Co., Ltd.	59,000	292,693
#	PIA Corp.	30,600	968,216
	Piolax, Inc.	207,700	3,107,051
	Plenus Co., Ltd.	51,100	848,405
	Press Kogyo Co., Ltd.	636,000	1,728,242
	Pressance Corp.	241,700	2,664,919
*	QB Net Holdings Co., Ltd.	5,000	96,301
#	Raccoon Holdings, Inc.	90,200	793,174
	Regal Corp.	1,500	31,412
	Renaissance, Inc.	87,900	818,793
	Resorttrust, Inc.	439,700	5,706,649
	Rhythm Watch Co., Ltd.	52,000	295,515
#	Riberesute Corp.	49,800	343,778
#	Ride On Express Holdings Co., Ltd.	52,900	1,282,187
#*	Right On Co., Ltd.	103,825	582,372
	Riken Corp.	60,100	1,668,583
#	Ringer Hut Co., Ltd.	137,700	2,994,090
	Riso Kyoiku Co., Ltd.	626,300	1,892,390
#	Round One Corp.	455,500	3,293,991
#	Royal Holdings Co., Ltd.	179,100	3,119,527
*	Royal Hotel, Ltd. (The)	2,100	26,362
	Sac's Bar Holdings, Inc.	136,450	763,600
	Saizeriya Co., Ltd.	201,200	3,899,018
	Sakai Ovex Co., Ltd.	32,199	675,090
	San Holdings, Inc.	62,200	704,409
#*	Sanden Holdings Corp.	104,200	333,871
	Sanei Architecture Planning Co., Ltd.	62,600	755,613
	Sangetsu Corp.	318,650	4,512,174
	Sankyo Seiko Co., Ltd.	252,500	1,039,371
#	Sanoh Industrial Co., Ltd.	157,800	989,347
	Sanyei Corp.	4,300	110,034
	Sanyo Electric Railway Co., Ltd.	121,198	2,472,290
	Sanyo Shokai, Ltd.	77,299	512,201
	Scroll Corp.	198,700	806,086
	Seiko Holdings Corp.	170,282	2,715,001
	Seiren Co., Ltd.	349,400	4,415,267
*	Senshukai Co., Ltd.	193,500	622,213
	SFP Holdings Co., Ltd.	61,800	894,708
#*	Shidax Corp.	143,400	321,750
	Shikibo, Ltd.	65,500	605,750
	Shimachu Co., Ltd.	259,400	7,209,454
	Shimojima Co., Ltd.	46,100	501,153
	Shoei Co., Ltd.	165,100	4,136,125
	Showa Corp.	399,000	8,246,911
*	Silver Life Co., Ltd.	2,000	43,473
#	Snow Peak, Inc.	65,500	673,863
	SNT Corp.	223,900	493,965
	Soft99 Corp.	83,400	646,543
	Sotoh Co., Ltd.	47,400	421,225
	Space Value Holdings Co., Ltd.	230,700	751,155
	SPK Corp.	45,400	605,999
#*	SRS Holdings Co., Ltd.	132,600	1,116,446

6

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	St Marc Holdings Co., Ltd.	110,700	$1,707,895
	Step Co., Ltd.	62,400	875,375
	Studio Alice Co., Ltd.	62,400	911,787
	Suminoe Textile Co., Ltd.	34,700	666,487
	Sumitomo Riko Co., Ltd.	272,200	1,580,775
	Suncall Corp.	132,600	541,299
	Syuppin Co., Ltd.	124,400	837,707
	T RAD Co., Ltd.	47,200	582,435
#	Tachikawa Corp.	69,800	842,258
	Tachi-S Co., Ltd.	202,840	1,636,908
	Taiho Kogyo Co., Ltd.	115,900	569,941
#	Takashimaya Co., Ltd.	567,200	4,749,443
	Take And Give Needs Co., Ltd.	65,910	383,958
	Takihyo Co., Ltd.	34,800	600,209
#	Tama Home Co., Ltd.	91,000	1,040,514
	Tamron Co., Ltd.	114,800	1,985,787
	Tbk Co., Ltd.	155,300	645,041
#	Tear Corp.	60,900	288,788
	Temairazu, Inc.	5,400	225,258
	Tenpos Holdings Co., Ltd.	27,600	504,032
	T-Gaia Corp.	141,900	2,682,059
	Tigers Polymer Corp.	86,100	395,415
	Toa Corp.	171,700	1,159,715
	Toabo Corp.	45,799	211,386
	Tokai Rika Co., Ltd.	318,600	4,635,665
	Token Corp.	50,150	3,271,771
*	Tokyo Base Co., Ltd.	109,300	360,694
#	Tokyo Dome Corp.	537,700	3,864,103
	Tokyo Individualized Educational Institute, Inc.	78,300	376,291
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	126,276
	Tokyotokeiba Co., Ltd.	76,000	2,532,741
	Tomy Co., Ltd.	590,693	4,670,030
	Topre Corp.	231,100	2,590,462
#	Toridoll Holdings Corp.	303,400	3,413,669
#	Torikizoku Co., Ltd.	27,900	391,139
	Tosho Co., Ltd.	110,400	1,312,994
	Toyo Tire Corp.	445,400	6,010,777
	TPR Co., Ltd.	157,300	1,962,442
	Treasure Factory Co., Ltd.	10,300	74,176
	TS Tech Co., Ltd.	127,093	3,503,418
	TSI Holdings Co., Ltd.	413,695	1,778,217
	Tsukada Global Holdings, Inc.	95,600	265,649
	Tsukamoto Corp. Co., Ltd.	19,000	199,834
	Tsutsumi Jewelry Co., Ltd.	47,800	832,181
#*	Umenohana Co., Ltd.	22,200	270,712
	Unipres Corp.	280,400	2,459,172
	United Arrows, Ltd.	146,600	2,489,510
*	Unitika, Ltd.	265,600	880,364
*	Universal Entertainment Corp.	43,800	855,132
*	VIA Holdings, Inc.	150,600	589,055
#	Village Vanguard Co., Ltd.	35,500	323,716
#*	Visionary Holdings Co., Ltd.	50,109	160,798
	VT Holdings Co., Ltd.	563,100	1,842,411
	Wacoal Holdings Corp.	297,800	5,520,564
	Waseda Academy Co., Ltd.	30,400	274,808
	WATAMI Co., Ltd.	150,400	1,328,124
	Watts Co., Ltd.	52,100	456,924
#	Weds Co., Ltd.	14,500	68,838
	World Co., Ltd.	13,100	200,097

7

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Xebio Holdings Co., Ltd.	179,400	$1,397,734
	Yachiyo Industry Co., Ltd.	54,900	254,531
	Yagi & Co., Ltd.	18,600	286,362
	Yamato International, Inc.	100,500	372,713
	Yasunaga Corp.	54,500	543,035
	Yellow Hat, Ltd.	235,600	3,245,302
	Yomiuri Land Co., Ltd.	28,200	930,458
	Yondoshi Holdings, Inc.	107,320	1,769,666
	Yorozu Corp.	139,500	1,376,037
	Yoshinoya Holdings Co., Ltd.	293,700	6,069,916
	Yossix Co., Ltd.	22,600	415,540
	Yutaka Giken Co., Ltd.	8,700	136,873
TOTAL CONSUMER DISCRETIONARY			512,154,473

CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	225,300	1,744,691
#	AFC-HD AMS Life Science Co., Ltd.	48,300	308,446
	Albis Co., Ltd.	38,700	786,520
	Arcs Co., Ltd.	283,700	5,716,532
	Artnature, Inc.	127,900	728,975
	Axial Retailing, Inc.	112,200	4,491,570
	Belc Co., Ltd.	73,500	5,033,467
#	Bourbon Corp.	50,700	854,344
	Bull-Dog Sauce Co., Ltd.	3,000	31,972
	Cawachi, Ltd.	55,400	1,430,910
#	C'BON COSMETICS Co., Ltd.	10,800	202,360
	Chubu Shiryo Co., Ltd.	157,900	2,393,172
	Chuo Gyorui Co., Ltd.	9,800	237,949
	cocokara fine, Inc.	134,660	7,279,224
	Como Co., Ltd.	2,600	57,974
	Cota Co., Ltd.	92,642	1,018,952
	Create SD Holdings Co., Ltd.	136,600	4,261,797
	Daikokutenbussan Co., Ltd.	38,800	1,740,735
	Delica Foods Holdings Co., Ltd.	66,700	380,896
#	DyDo Group Holdings, Inc.	58,800	2,662,422
	Earth Corp.	34,700	2,646,250
	Ebara Foods Industry, Inc.	27,900	562,498
	Eco's Co., Ltd.	48,500	863,538
	Ensuiko Sugar Refining Co., Ltd.	86,200	163,046
	Feed One Co., Ltd.	792,440	1,483,660
*	First Baking Co., Ltd.	12,000	107,885
	Fujicco Co., Ltd.	132,200	2,457,508
	Fujiya Co., Ltd.	67,800	1,401,625
	G-7 Holdings, Inc.	74,800	1,632,433
	Genky DrugStores Co., Ltd.	53,900	1,785,423
#	HABA Laboratories, Inc.	16,100	755,441
	Hagoromo Foods Corp.	19,000	505,649
	Halows Co., Ltd.	55,900	1,749,625
	Hayashikane Sangyo Co., Ltd.	29,400	156,801
	Heiwado Co., Ltd.	210,100	3,680,564
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	678,954
	Hokuto Corp.	156,600	2,947,323
#	Ichimasa Kamaboko Co., Ltd.	37,500	349,747
	Imuraya Group Co., Ltd.	60,500	1,280,573
	Inageya Co., Ltd.	30,900	485,379
	Itochu-Shokuhin Co., Ltd.	36,700	1,744,578
	Itoham Yonekyu Holdings, Inc.	366,500	2,208,776
	Iwatsuka Confectionery Co., Ltd.	7,700	267,540
#	JM Holdings Co., Ltd.	71,100	1,989,290

8

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	J-Oil Mills, Inc.	68,400	$2,528,237
#	Kadoya Sesame Mills, Inc.	15,600	541,690
	Kakiyasu Honten Co., Ltd.	56,900	1,364,796
	Kameda Seika Co., Ltd.	88,300	4,251,873
#	Kaneko Seeds Co., Ltd.	41,300	547,438
	Kansai Super Market, Ltd.	89,900	911,601
	Kato Sangyo Co., Ltd.	167,900	5,502,205
	Kenko Mayonnaise Co., Ltd.	80,700	1,447,833
	Key Coffee, Inc.	4,900	103,983
	Kirindo Holdings Co., Ltd.	45,900	1,039,516
#	Kitanotatsujin Corp.	258,100	1,237,423
	Kotobuki Spirits Co., Ltd.	68,000	2,799,649
	Kyokuyo Co., Ltd.	64,299	1,619,939
	Lacto Japan Co., Ltd.	30,600	1,050,435
	Life Corp.	112,400	3,612,177
	Marudai Food Co., Ltd.	141,000	2,486,306
	Maruha Nichiro Corp.	197,607	4,047,135
	Maxvalu Tokai Co., Ltd.	45,200	1,039,036
#	Medical System Network Co., Ltd.	164,200	756,631
	Megmilk Snow Brand Co., Ltd.	277,400	6,461,210
	Meito Sangyo Co., Ltd.	64,800	791,306
	Milbon Co., Ltd.	154,752	7,397,046
	Ministop Co., Ltd.	98,700	1,383,834
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,723,356
	Mitsui Sugar Co., Ltd.	110,870	2,034,817
	Miyoshi Oil & Fat Co., Ltd.	50,600	542,375
	Morinaga Milk Industry Co., Ltd.	179,200	7,978,557
#	Morozoff, Ltd.	19,500	1,043,974
	Nagatanien Holdings Co., Ltd.	76,900	1,541,313
	Nakamuraya Co., Ltd.	28,700	1,070,866
	Natori Co., Ltd.	67,800	1,114,412
	Nichimo Co., Ltd.	17,000	301,326
	Nihon Chouzai Co., Ltd.	80,420	1,189,461
#	Niitaka Co., Ltd.	2,860	149,078
	Nippon Beet Sugar Manufacturing Co., Ltd.	70,900	1,236,497
	Nippon Flour Mills Co., Ltd.	388,300	5,829,229
	Nippon Suisan Kaisha, Ltd.	1,794,300	7,810,083
	Nishimoto Co., Ltd.	13,300	262,956
	Nisshin Oillio Group, Ltd. (The)	178,600	5,589,406
	Nissin Sugar Co., Ltd.	108,400	1,870,752
	Nitto Fuji Flour Milling Co., Ltd.	8,100	482,846
	Noevir Holdings Co., Ltd.	52,200	2,231,680
	Oenon Holdings, Inc.	350,400	1,313,901
	OIE Sangyo Co., Ltd.	22,000	303,045
	Okuwa Co., Ltd.	163,400	2,509,669
	Olympic Group Corp.	52,200	406,558
#	OUG Holdings, Inc.	19,800	496,463
	Pickles Corp.	23,800	568,654
	Prima Meat Packers, Ltd.	195,900	5,261,214
	Qol Holdings Co., Ltd.	165,300	1,737,628
	Retail Partners Co., Ltd.	107,600	1,695,319
	Riken Vitamin Co., Ltd.	152,900	3,232,004
	Rock Field Co., Ltd.	94,800	1,144,839
	Rokko Butter Co., Ltd.	82,400	1,175,406
	S Foods, Inc.	116,762	2,852,539
#	S&B Foods, Inc.	42,798	1,568,717
#	Sagami Rubber Industries Co., Ltd.	58,600	878,656
	San-A Co., Ltd.	114,500	4,389,218
	Sapporo Holdings, Ltd.	314,800	5,919,792

9

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Sato Foods Co., Ltd.	800	$29,008
	Satudora Holdings Co., Ltd.	1,300	23,862
	Shinobu Foods Products Co., Ltd.	1,600	8,842
#	Shoei Foods Corp.	71,900	2,804,293
#	Showa Sangyo Co., Ltd.	127,500	3,906,628
#	Soiken Holdings, Inc.	24,200	119,408
	ST Corp.	13,800	219,855
#	Starzen Co., Ltd.	45,700	1,799,118
	Takara Holdings, Inc.	83,600	748,209
#	Toho Co., Ltd.	49,900	875,367
	Tohto Suisan Co., Ltd.	14,799	442,974
	Torigoe Co., Ltd. (The)	94,500	778,957
	Toyo Sugar Refining Co., Ltd.	15,700	179,621
	Transaction Co., Ltd.	89,700	902,426
	United Super Markets Holdings, Inc.	390,500	4,119,499
	Valor Holdings Co., Ltd.	260,900	5,101,990
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,337,421
	Watahan & Co., Ltd.	48,700	862,668
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	533,004
	YAKUODO Holdings Co., Ltd.	70,500	1,722,679
	Yamami Co.	1,200	26,164
	YA-MAN, Ltd.	149,500	1,482,337
	Yamatane Corp.	63,700	705,750
	Yamaya Corp.	25,600	541,204
	Yamazawa Co., Ltd.	11,800	189,859
	Yokohama Reito Co., Ltd.	328,000	2,718,901
	Yomeishu Seizo Co., Ltd.	49,900	853,476
#	Yuasa Funashoku Co., Ltd.	14,300	367,528
	Yutaka Foods Corp.	3,900	60,736
TOTAL CONSUMER STAPLES			240,106,703

ENERGY — (1.2%)
	BP Castrol K.K.	48,700	529,013
	Cosmo Energy Holdings Co., Ltd.	344,800	5,066,032
	Fuji Kosan Co., Ltd.	33,100	136,103
*	Fuji Oil Co., Ltd.	355,100	567,866
	Itochu Enex Co., Ltd.	374,600	3,043,896
#	Iwatani Corp.	244,000	8,533,982
	Japan Oil Transportation Co., Ltd.	16,500	492,780
	Japan Petroleum Exploration Co., Ltd.	234,700	3,970,075
	Mitsuuroko Group Holdings Co., Ltd.	207,300	2,226,220
#	Modec, Inc.	128,800	1,844,320
	Nippon Coke & Engineering Co., Ltd.	978,100	610,295
	Sala Corp.	336,900	1,775,119
	San-Ai Oil Co., Ltd.	400,100	3,617,466
	Sinanen Holdings Co., Ltd.	52,000	1,320,292
	Toa Oil Co., Ltd.	47,000	889,079
	Toyo Kanetsu K.K.	53,100	1,043,899
TOTAL ENERGY			35,666,437

FINANCIALS — (8.4%)
	77 Bank, Ltd. (The)	412,152	6,146,722
#	Advance Create Co., Ltd.	32,800	640,291
	Aichi Bank, Ltd. (The)	62,800	1,624,413
#*	Aiful Corp.	1,614,500	3,568,146
	Aizawa Securities Co., Ltd.	239,700	1,522,595
	Akatsuki Corp.	118,100	289,668
	Akita Bank, Ltd. (The)	112,740	1,518,880

10

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Aomori Bank, Ltd. (The)	130,200	$2,713,080
	Asax Co., Ltd.	9,300	57,447
	Awa Bank, Ltd. (The)	250,800	5,650,474
	Bank of Iwate, Ltd. (The)	108,800	2,636,803
#	Bank of Kochi, Ltd. (The)	54,300	333,420
#	Bank of Nagoya, Ltd. (The)	76,330	1,641,300
	Bank of Okinawa, Ltd. (The)	155,060	4,470,542
	Bank of Saga, Ltd. (The)	96,500	1,051,681
	Bank of the Ryukyus, Ltd.	237,880	2,119,012
#	Bank of Toyama, Ltd. (The)	14,500	314,345
#	Casa, Inc.	3,200	33,776
	Chiba Kogyo Bank, Ltd. (The)	403,000	879,205
	Chugoku Bank, Ltd. (The)	545,500	5,061,297
	Chukyo Bank, Ltd. (The)	72,800	1,451,938
	Daishi Hokuetsu Financial Group, Inc.	279,400	5,668,665
	Daito Bank, Ltd. (The)	65,900	384,160
	eGuarantee, Inc.	187,500	4,450,203
	Ehime Bank, Ltd. (The)	228,000	2,468,139
#	Entrust, Inc.	28,900	200,133
	FIDEA Holdings Co., Ltd.	1,258,300	1,179,438
#	Financial Products Group Co., Ltd.	301,800	1,672,231
	First Bank of Toyama, Ltd. (The)	294,300	732,910
#*	First Brothers Co., Ltd.	31,900	221,973
	Fukui Bank, Ltd. (The)	156,800	2,441,496
	Fukushima Bank, Ltd. (The)	169,100	268,354
	Fuyo General Lease Co., Ltd.	130,300	7,260,187
#	GCA Corp.	118,000	679,284
#	GMO Financial Holdings, Inc.	252,300	1,488,386
	Gunma Bank, Ltd. (The)	1,764,540	5,617,809
	Hachijuni Bank, Ltd. (The)	631,300	2,402,903
#	Hirose Tusyo, Inc.	20,800	361,528
	Hiroshima Bank, Ltd. (The)	1,286,900	6,087,450
	Hokkoku Bank, Ltd. (The)	159,200	4,233,201
	Hokuhoku Financial Group, Inc.	872,900	7,250,762
	Hyakugo Bank, Ltd. (The)	1,540,709	4,702,120
	Hyakujushi Bank, Ltd. (The)	161,000	2,909,090
	Ichiyoshi Securities Co., Ltd.	262,900	1,113,719
	IwaiCosmo Holdings, Inc.	127,900	1,306,855
	Iyo Bank, Ltd. (The)	891,118	5,454,663
#	J Trust Co., Ltd.	458,400	1,308,053
	Jaccs Co., Ltd.	152,900	2,504,513
	Jafco Co., Ltd.	214,900	7,267,280
*	Japan Asia Investment Co., Ltd.	93,300	198,638
#	Japan Investment Adviser Co., Ltd.	70,300	673,286
	Japan Securities Finance Co., Ltd.	719,100	3,417,234
	Jimoto Holdings, Inc.	1,028,500	909,064
	Juroku Bank, Ltd. (The)	207,200	3,776,091
#	Kansai Mirai Financial Group, Inc.	256,067	964,086
	Keiyo Bank, Ltd. (The)	737,900	3,563,562
	Kita-Nippon Bank, Ltd. (The)	53,006	957,428
	Kiyo Bank, Ltd. (The)	449,190	6,839,137
	Kyokuto Securities Co., Ltd.	160,400	761,572
	Kyushu Financial Group, Inc.	1,234,627	5,228,463
#	Kyushu Leasing Service Co., Ltd.	34,000	162,067
*	M&A Capital Partners Co., Ltd.	82,500	3,066,728
#	Marusan Securities Co., Ltd.	396,400	1,508,399
	Mercuria Investment Co., Ltd.	70,500	387,074
#	Michinoku Bank, Ltd. (The)	304,798	3,197,701
#	Mito Securities Co., Ltd.	401,800	736,487

11

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Miyazaki Bank, Ltd. (The)	110,900	$2,457,752
	Mizuho Leasing Co., Ltd.	192,300	4,238,744
	Monex Group, Inc.	1,070,900	2,174,387
#	Money Partners Group Co., Ltd.	149,100	275,311
#	Morningstar Japan KK	11,800	43,564
	Musashino Bank, Ltd. (The)	211,200	3,027,751
	Nagano Bank, Ltd. (The)	57,299	624,637
	Nanto Bank, Ltd. (The)	199,500	3,884,196
	NEC Capital Solutions, Ltd.	63,500	1,170,279
#	NFC Holdings, Inc.	4,200	86,867
	Nishi-Nippon Financial Holdings, Inc.	903,200	6,104,488
	North Pacific Bank, Ltd.	1,873,200	3,621,322
#*	OAK Capital Corp.	319,800	337,440
	Ogaki Kyoritsu Bank, Ltd. (The)	256,300	5,420,823
	Oita Bank, Ltd. (The)	94,099	2,081,844
	Okasan Securities Group, Inc.	1,147,800	3,473,114
	Premium Group Co., Ltd.	2,000	35,160
	Ricoh Leasing Co., Ltd.	98,600	2,721,158
	San ju San Financial Group, Inc.	126,510	1,554,369
	San-In Godo Bank, Ltd. (The)	1,005,900	5,076,979
#	Sawada Holdings Co., Ltd.	152,200	1,285,545
	Senshu Ikeda Holdings, Inc.	1,638,200	2,444,433
	Shiga Bank, Ltd. (The)	314,600	7,006,726
	Shikoku Bank, Ltd. (The)	374,100	2,733,020
	Shimizu Bank, Ltd. (The)	54,600	901,920
	Sparx Group Co., Ltd.	621,600	1,251,000
	Strike Co., Ltd.	47,700	2,142,496
	Suruga Bank, Ltd.	202,600	712,115
	Taiko Bank, Ltd. (The)	41,800	600,222
	Tochigi Bank, Ltd. (The)	696,900	1,055,102
	Toho Bank, Ltd. (The)	1,318,300	2,735,834
	Tohoku Bank, Ltd. (The)	67,200	604,849
	Tokai Tokyo Financial Holdings, Inc.	1,358,100	3,010,531
	Tokyo Kiraboshi Financial Group, Inc.	202,438	2,074,333
	Tomato Bank, Ltd.	54,500	518,182
	TOMONY Holdings, Inc.	963,950	3,100,239
	Tottori Bank, Ltd. (The)	62,200	708,306
	Towa Bank, Ltd. (The)	184,000	1,193,897
	Toyo Securities Co., Ltd.	473,100	518,585
#*	Traders Holdings Co., Ltd.	68,600	55,098
	Tsukuba Bank, Ltd.	402,600	659,016
	Yamagata Bank, Ltd. (The)	187,200	2,313,490
	Yamaguchi Financial Group, Inc.	1,098,572	6,750,917
	Yamanashi Chuo Bank, Ltd. (The)	227,400	1,800,156
TOTAL FINANCIALS			256,293,754

HEALTH CARE — (4.7%)
#	Advantage Risk Management Co., Ltd.	38,800	283,159
	As One Corp.	30,968	3,381,277
	ASKA Pharmaceutical Co., Ltd.	167,300	1,887,663
	Biofermin Pharmaceutical Co., Ltd.	28,700	634,958
	BML, Inc.	168,900	4,399,201
	Carenet, Inc.	25,600	337,984
#	Charm Care Corp. KK	57,500	451,710
	CMIC Holdings Co., Ltd.	71,500	945,755
	Create Medic Co., Ltd.	38,700	353,101
	Daiken Medical Co., Ltd.	113,900	636,198
	Daito Pharmaceutical Co., Ltd.	77,380	2,867,933
#	Dvx, Inc.	45,900	361,273

12

The Japanese Small Company Series
continued

		Shares	Value»
HEALTH CARE — (Continued)
	Eiken Chemical Co., Ltd.	208,600	$3,339,095
	Elan Corp.	86,100	1,517,562
	EM Systems Co., Ltd.	246,500	2,251,200
	EPS Holdings, Inc.	211,600	2,031,734
	FALCO HOLDINGS Co., Ltd.	58,400	845,917
	FINDEX, Inc.	94,500	899,669
	Fuji Pharma Co., Ltd.	101,600	1,098,229
	Fukuda Denshi Co., Ltd.	57,200	3,840,088
	Fuso Pharmaceutical Industries, Ltd.	46,100	1,071,989
	Hogy Medical Co., Ltd.	84,200	2,599,186
#	I'rom Group Co., Ltd.	31,800	852,983
	Iwaki & Co., Ltd.	167,800	787,233
*	Japan Animal Referral Medical Center Co., Ltd.	9,600	187,507
	Japan Lifeline Co., Ltd.	407,500	5,402,097
#	Japan Medical Dynamic Marketing, Inc.	103,600	1,569,058
	Jeol, Ltd.	254,400	7,066,338
	JMS Co., Ltd.	96,557	723,577
	Kanamic Network Co., Ltd.	106,000	924,867
	Kawasumi Laboratories, Inc.	92,980	748,588
	Kissei Pharmaceutical Co., Ltd.	185,500	4,686,519
#	KYORIN Holdings, Inc.	269,500	5,519,162
	Linical Co., Ltd.	76,900	604,130
#*	Medical Data Vision Co., Ltd.	152,500	1,745,285
#	Medius Holdings Co., Ltd.	67,100	552,694
*	MedPeer, Inc.	31,500	815,364
	Menicon Co., Ltd.	179,200	8,857,211
	Miraca Holdings, Inc.	354,500	8,373,704
	Mizuho Medy Co., Ltd.	22,400	288,747
	Mochida Pharmaceutical Co., Ltd.	1,298	48,368
#	N Field Co., Ltd.	43,100	220,166
	Nakanishi, Inc.	166,000	2,169,875
	NichiiGakkan Co., Ltd.	249,800	3,864,636
	Nichi-iko Pharmaceutical Co., Ltd.	332,350	4,030,178
	Nippon Chemiphar Co., Ltd.	16,100	395,918
	Nipro Corp.	546,500	6,056,659
	Nissui Pharmaceutical Co., Ltd.	79,200	857,206
	Paramount Bed Holdings Co., Ltd.	141,300	5,773,075
	Rion Co., Ltd.	58,000	1,181,874
#	Seed Co., Ltd.	74,200	507,098
	Seikagaku Corp.	257,300	2,703,096
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	250,635
	Shofu, Inc.	69,200	965,946
	Software Service, Inc.	21,000	2,195,322
	Solasto Corp.	332,500	3,313,052
	St-Care Holding Corp.	87,200	333,831
	Taiko Pharmaceutical Co., Ltd.	52,300	1,263,324
	Techno Medica Co., Ltd.	13,800	230,102
	Toho Holdings Co., Ltd.	292,000	5,457,349
	Tokai Corp.	148,900	3,286,588
	Torii Pharmaceutical Co., Ltd.	107,300	3,083,455
	Towa Pharmaceutical Co., Ltd.	183,000	3,389,439
	Tsukui Corp.	361,400	1,698,381
#	Uchiyama Holdings Co., Ltd.	26,400	79,891
#	UNIMAT Retirement Community Co., Ltd.	27,300	270,763
	Value HR Co., Ltd.	46,400	611,160
	Vital KSK Holdings, Inc.	301,500	2,894,476
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	289,870
	WIN-Partners Co., Ltd.	114,800	1,035,428
TOTAL HEALTH CARE			144,197,106

13

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (29.0%)
	A&A Material Corp.	26,000	$259,194
#	Abist Co., Ltd.	19,600	486,033
	Advan Co., Ltd.	171,500	2,137,866
	Advanex, Inc.	19,999	249,359
	Aeon Delight Co., Ltd.	90,100	2,511,891
	Aichi Corp.	241,800	1,671,146
	Aida Engineering, Ltd.	347,900	2,354,133
	Ajis Co., Ltd.	31,200	744,104
	Alconix Corp.	156,000	1,685,687
	Alinco, Inc.	91,100	788,110
	Alps Logistics Co., Ltd.	111,600	796,601
	Altech Co., Ltd.	10,900	23,389
#	Altech Corp.	116,370	2,058,048
	Anest Iwata Corp.	217,900	1,697,177
*	Arrk Corp.	532,000	564,824
	Asahi Diamond Industrial Co., Ltd.	367,300	1,673,154
	Asahi Kogyosha Co., Ltd.	28,800	880,233
	Asanuma Corp.	44,000	1,689,750
#	Asukanet Co., Ltd.	56,500	815,918
	Bando Chemical Industries, Ltd.	245,300	1,492,842
	BayCurrent Consulting, Inc.	90,500	7,567,014
	Bell System24 Holdings, Inc.	235,600	3,065,930
#	BeNEXT Group, Inc.	122,100	1,073,322
	Br Holdings Corp.	191,600	1,112,843
	Bunka Shutter Co., Ltd.	391,000	2,707,883
	Canare Electric Co., Ltd.	20,300	327,123
	Career Design Center Co., Ltd.	23,900	208,392
	Central Glass Co., Ltd.	237,500	4,039,652
	Central Security Patrols Co., Ltd.	57,500	2,283,724
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,612,265
	Chiyoda Integre Co., Ltd.	73,200	1,126,980
	Chodai Co., Ltd.	3,900	39,342
	Chori Co., Ltd.	80,000	1,368,137
	Chudenko Corp.	213,700	4,593,998
	Chugai Ro Co., Ltd.	37,400	531,657
	Chuo Warehouse Co., Ltd.	21,000	192,290
#	CMC Corp.	14,600	285,946
	Comany, Inc.	4,700	54,996
	Cosel Co., Ltd.	169,900	1,483,788
	Creek & River Co., Ltd.	57,400	568,762
	CTI Engineering Co., Ltd.	72,000	1,142,789
	CTS Co., Ltd.	176,900	1,470,191
	Dai-Dan Co., Ltd.	103,100	2,699,013
#	Daido Kogyo Co., Ltd.	50,400	313,289
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	508,393
	Daihen Corp.	135,100	4,836,071
	Daiho Corp.	110,800	2,499,544
	Dai-Ichi Cutter Kogyo K.K.	22,000	495,200
	Daiichi Jitsugyo Co., Ltd.	58,500	1,985,755
	Daiichi Kensetsu Corp.	31,000	510,089
	Daiki Axis Co., Ltd.	41,900	312,723
	Daiohs Corp.	22,100	208,809
	Daiseki Co., Ltd.	256,863	6,885,763
	Daiseki Eco. Solution Co., Ltd.	11,759	109,445
	Daisue Construction Co., Ltd.	52,900	404,159
	Daiwa Industries, Ltd.	228,400	1,922,091
	Denyo Co., Ltd.	115,100	2,044,523
#	DMG Mori Co., Ltd.	673,200	8,225,884
	DMW Corp.	4,800	120,688

14

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Duskin Co., Ltd.	322,300	$8,211,745
#	Ebara Jitsugyo Co., Ltd.	39,900	1,053,941
	Eidai Co., Ltd.	198,200	578,463
	Endo Lighting Corp.	29,600	169,637
#	en-japan, Inc.	56,700	1,411,354
	Enshu, Ltd.	32,099	273,159
	EPCO Co., Ltd.	20,200	217,440
	ERI Holdings Co., Ltd.	1,500	9,075
	Escrow Agent Japan, Inc.	136,700	250,130
	F&M Co., Ltd.	41,700	438,705
*	FDK Corp.	47,198	378,988
#	Freund Corp.	75,600	457,639
	Fudo Tetra Corp.	109,680	1,447,538
#	Fuji Corp.	444,300	7,806,021
#	Fuji Die Co., Ltd.	57,500	350,087
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	21,146
	Fujikura, Ltd.	1,624,900	4,703,833
	Fujimak Corp.	12,600	79,103
	Fujisash Co., Ltd.	662,800	518,313
	Fujitec Co., Ltd.	308,000	5,667,358
	Fukuda Corp.	64,700	2,934,352
	Fukushima Galilei Co., Ltd.	88,700	2,816,842
	Fukuvi Chemical Industry Co., Ltd.	10,600	47,172
	Fukuyama Transporting Co., Ltd.	71,557	2,507,418
	FULLCAST Holdings Co., Ltd.	137,200	1,830,248
	Funai Soken Holdings, Inc.	263,570	5,963,587
	Furukawa Co., Ltd.	208,900	2,129,463
	Furukawa Electric Co., Ltd.	394,400	9,578,052
	Furusato Industries, Ltd.	66,000	858,573
	Futaba Corp.	244,200	2,235,481
	Gecoss Corp.	97,500	839,482
	Giken, Ltd.	82,700	3,899,155
	Glory, Ltd.	278,555	6,353,964
	Grace Technology, Inc.	54,300	3,223,527
	GS Yuasa Corp.	390,883	6,942,007
	Hamakyorex Co., Ltd.	115,600	3,335,206
	Hanwa Co., Ltd.	240,600	4,416,808
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	78,909
	Hazama Ando Corp.	1,320,000	7,656,878
	Helios Techno Holding Co., Ltd.	131,100	406,600
	Hibiya Engineering, Ltd.	133,100	2,310,085
	Hirakawa Hewtech Corp.	79,900	789,732
#	Hirano Tecseed Co., Ltd.	65,400	801,819
	Hisaka Works, Ltd.	149,900	1,037,636
	Hitachi Zosen Corp.	1,127,479	4,124,465
	Hito Communications Holdings, Inc.	43,900	425,584
	Hokuetsu Industries Co., Ltd.	148,500	1,424,100
	Hokuriku Electrical Construction Co., Ltd.	81,500	697,450
	Hosokawa Micron Corp.	46,200	2,446,964
	Howa Machinery, Ltd.	62,700	458,534
#	Ichikawa Co., Ltd.	1,000	11,801
#	Ichiken Co., Ltd.	34,600	485,855
	Ichinen Holdings Co., Ltd.	143,900	1,602,873
	Idec Corp.	205,600	3,289,895
#	Ihara Science Corp.	52,200	699,007
	IHI Corp.	22,600	327,898
	Iino Kaiun Kaisha, Ltd.	576,900	1,824,053
	Inaba Denki Sangyo Co., Ltd.	369,900	8,248,199
#	Inaba Seisakusho Co., Ltd.	62,800	810,100

15

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Inabata & Co., Ltd.	306,200	$3,711,353
#	Insource Co., Ltd.	56,375	1,387,198
	Inui Global Logistics Co., Ltd.	99,680	770,781
	IR Japan Holdings, Ltd.	55,800	5,880,414
	Iseki & Co., Ltd.	126,200	1,301,798
	Ishii Iron Works Co., Ltd.	11,000	254,298
	Isolite Insulating Products Co., Ltd.	48,000	195,029
	Itoki Corp.	228,600	727,029
#	Iwaki Co., Ltd.	41,000	408,238
	Iwasaki Electric Co., Ltd.	35,800	644,942
	JAC Recruitment Co., Ltd.	100,900	1,076,076
	Jalux, Inc.	40,100	663,972
	Jamco Corp.	73,100	524,809
#	Japan Asia Group, Ltd.	180,800	508,353
	Japan Elevator Service Holdings Co., Ltd.	143,400	4,638,927
	Japan Foundation Engineering Co., Ltd.	134,500	511,274
	Japan Pulp & Paper Co., Ltd.	79,100	2,892,197
	Japan Steel Works, Ltd. (The)	408,900	5,845,618
	Japan Transcity Corp.	253,900	1,189,295
	JK Holdings Co., Ltd.	107,540	781,464
	Juki Corp.	185,300	954,583
	Kamei Corp.	156,200	1,478,967
	Kanaden Corp.	120,600	1,446,284
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,634,576
	Kanamoto Co., Ltd.	216,000	4,731,263
	Kandenko Co., Ltd.	400,000	3,399,902
	Kanematsu Corp.	557,425	6,697,217
	Katakura Industries Co., Ltd.	168,000	1,787,161
	Kato Works Co., Ltd.	63,300	716,990
	KAWADA TECHNOLOGIES, Inc.	36,100	1,626,936
	Kawagishi Bridge Works Co., Ltd.	8,700	182,507
	Kawanishi Warehouse Co., Ltd.	1,700	16,241
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	191,923
#*	Kawasaki Kisen Kaisha, Ltd.	504,700	4,788,687
	Kawata Manufacturing Co., Ltd.	28,600	191,896
	Keihin Co., Ltd.	24,900	299,533
	KFC, Ltd.	8,700	172,884
	Kimura Chemical Plants Co., Ltd.	110,800	435,931
	Kimura Unity Co., Ltd.	23,500	223,747
	King Jim Co., Ltd.	43,500	352,114
#*	Kinki Sharyo Co., Ltd. (The)	21,999	254,120
	Kintetsu World Express, Inc.	251,400	4,341,371
	Kitagawa Corp.	56,900	845,046
	Kitano Construction Corp.	26,272	653,694
	Kito Corp.	136,900	1,716,907
	Kitz Corp.	525,000	3,358,004
#*	Kobe Electric Railway Co., Ltd.	37,299	1,302,254
#	Kobelco Eco-Solutions Co., Ltd.	21,399	374,511
	Koike Sanso Kogyo Co., Ltd.	14,500	284,556
	Kokusai Co., Ltd.	51,600	368,742
	Kokuyo Co., Ltd.	314,825	3,817,141
	KOMAIHALTEC, Inc.	23,100	314,515
	Komatsu Wall Industry Co., Ltd.	50,100	835,832
	Komori Corp.	351,200	2,300,657
	Kondotec, Inc.	125,700	1,349,730
	Konoike Transport Co., Ltd.	186,100	2,013,501
#*	Kosaido Co., Ltd.	212,900	1,539,141
	Kozo Keikaku Engineering, Inc.	20,700	509,346
	KRS Corp.	38,800	572,752

16

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Kumagai Gumi Co., Ltd.	247,900	$5,953,891
	Kyodo Printing Co., Ltd.	51,300	1,355,060
#	Kyokuto Boeki Kaisha, Ltd.	42,200	522,203
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,200	2,564,671
	Kyoritsu Printing Co., Ltd.	199,200	255,054
	Kyudenko Corp.	13,300	392,586
#	Like Co., Ltd.	63,200	856,998
#	Link And Motivation, Inc.	210,200	762,139
	Lonseal Corp.	13,900	247,071
	Maeda Corp.	930,800	7,124,068
#	Maeda Kosen Co., Ltd.	124,200	2,842,308
	Maeda Road Construction Co., Ltd.	99,200	1,870,801
	Maezawa Industries, Inc.	25,300	85,874
	Maezawa Kasei Industries Co., Ltd.	87,300	795,050
	Maezawa Kyuso Industries Co., Ltd.	66,900	1,246,299
	Makino Milling Machine Co., Ltd.	154,200	4,745,455
	Marufuji Sheet Piling Co., Ltd.	11,800	222,970
	Maruka Corp.	38,800	702,792
	Marumae Co., Ltd.	28,300	274,921
#	Maruwa Unyu Kikan Co., Ltd.	130,100	3,667,869
#	Maruyama Manufacturing Co., Inc.	21,700	229,554
	Maruzen Co., Ltd.	65,800	1,083,500
	Maruzen Showa Unyu Co., Ltd.	80,000	2,488,718
	Matching Service Japan Co., Ltd.	52,000	382,774
	Matsuda Sangyo Co., Ltd.	96,982	1,208,867
#	Matsui Construction Co., Ltd.	128,100	764,539
	Max Co., Ltd.	174,200	2,468,076
	Meidensha Corp.	240,410	3,908,477
	Meiji Electric Industries Co., Ltd.	53,800	705,131
	Meiji Shipping Co., Ltd.	111,000	329,989
	Meisei Industrial Co., Ltd.	274,600	2,042,293
	Meitec Corp.	182,500	8,829,557
#	Meiwa Corp.	155,700	690,240
#	Mesco, Inc.	29,800	227,716
	METAWATER Co., Ltd.	80,900	3,726,540
	Mie Kotsu Group Holdings, Inc.	361,900	1,585,934
	Mirait Holdings Corp.	524,835	7,861,430
	Mitani Corp.	73,800	4,549,673
#	Mitani Sangyo Co., Ltd.	145,000	460,066
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	718,898
	Mitsubishi Logisnext Co., Ltd.	190,300	1,686,560
#	Mitsubishi Pencil Co., Ltd.	89,700	1,125,291
	Mitsuboshi Belting, Ltd.	164,700	2,580,035
*	Mitsui E&S Holdings Co., Ltd.	503,500	1,943,555
	Mitsui Matsushima Holdings Co., Ltd.	65,700	516,776
	Mitsui-Soko Holdings Co., Ltd.	142,600	1,977,652
	Mitsumura Printing Co., Ltd.	9,300	132,347
	Miyaji Engineering Group, Inc.	40,217	629,392
	Mori-Gumi Co., Ltd.	69,500	174,119
	Morita Holdings Corp.	217,300	3,793,204
	Musashi Co., Ltd.	5,000	91,910
	NAC Co., Ltd.	73,300	607,105
#	Nachi-Fujikoshi Corp.	94,900	2,993,681
	Nadex Co., Ltd.	40,600	254,868
	Nagase & Co., Ltd.	418,400	5,233,817
#	Naigai Trans Line, Ltd.	40,500	364,580
	Nakabayashi Co., Ltd.	113,400	613,903
	Nakakita Seisakusho Co., Ltd.	3,700	78,920
	Nakamoto Packs Co., Ltd.	33,300	474,566

17

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nakanishi Manufacturing Co., Ltd.	5,700	$49,968
	Nakano Corp.	110,600	391,122
	Namura Shipbuilding Co., Ltd.	357,128	521,822
	Narasaki Sangyo Co., Ltd.	25,400	440,232
	Nexyz Group Corp.	53,800	511,710
*	Nice Corp.	45,300	334,918
	Nichias Corp.	421,400	8,806,902
	Nichiban Co., Ltd.	68,300	925,899
	Nichiden Corp.	101,100	2,211,384
	Nichiha Corp.	177,180	3,785,148
	Nichireki Co., Ltd.	171,800	2,564,616
	Nihon Dengi Co., Ltd.	30,200	889,888
	Nihon Flush Co., Ltd.	127,900	1,598,124
	Nikkato Corp.	53,000	347,035
#	Nikkiso Co., Ltd.	332,400	3,176,759
	Nikko Co., Ltd.	164,000	976,084
	Nikkon Holdings Co., Ltd.	385,300	7,660,329
	Nippi, Inc.	11,900	390,286
	Nippon Air Conditioning Services Co., Ltd.	196,400	1,323,249
	Nippon Aqua Co., Ltd.	27,600	151,939
#	Nippon Carbon Co., Ltd.	60,400	1,937,278
	Nippon Concept Corp.	37,000	427,787
	Nippon Densetsu Kogyo Co., Ltd.	248,400	5,498,944
	Nippon Dry-Chemical Co., Ltd.	4,300	67,873
	Nippon Filcon Co., Ltd.	15,700	74,790
	Nippon Hume Corp.	143,100	1,019,494
	Nippon Kanzai Co., Ltd.	8,300	151,813
#	Nippon Koei Co., Ltd.	82,500	2,308,159
	Nippon Parking Development Co., Ltd., Class C	1,388,300	1,797,605
	Nippon Rietec Co., Ltd.	12,600	292,570
	Nippon Road Co., Ltd. (The)	47,100	3,170,710
	Nippon Seisen Co., Ltd.	22,100	717,576
*	Nippon Sharyo, Ltd.	48,299	1,128,864
*	Nippon Sheet Glass Co., Ltd.	612,900	2,140,172
	Nippon Steel Trading Corp.	102,360	3,234,784
	Nippon Thompson Co., Ltd.	382,500	1,206,499
	Nippon Tungsten Co., Ltd.	6,699	109,953
	Nishimatsu Construction Co., Ltd.	368,200	7,348,964
	Nishi-Nippon Railroad Co., Ltd.	163,700	4,441,922
	Nishio Rent All Co., Ltd.	123,800	2,558,306
	Nissei ASB Machine Co., Ltd.	52,500	1,563,697
#	Nissei Corp.	38,900	412,952
#	Nissei Plastic Industrial Co., Ltd.	141,000	1,075,686
#	Nisshinbo Holdings, Inc.	990,480	7,205,652
	Nissin Corp.	100,200	1,414,677
	Nissin Electric Co., Ltd.	352,400	3,442,048
	Nitta Corp.	145,300	3,162,841
	Nitto Boseki Co., Ltd.	7,600	379,190
	Nitto Kogyo Corp.	179,800	3,230,545
	Nitto Kohki Co., Ltd.	72,000	1,190,689
	Nitto Seiko Co., Ltd.	187,500	800,048
	Nittoc Construction Co., Ltd.	135,300	946,772
#	NJS Co., Ltd.	38,100	616,148
	nms Holdings Co.	44,200	109,709
	Noda Corp.	145,500	853,649
	Nomura Co., Ltd.	550,100	4,595,924
	Noritake Co., Ltd.	64,200	2,098,107
	Noritsu Koki Co., Ltd.	123,900	1,735,282
#	Noritz Corp.	206,500	2,515,471

18

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	NS Tool Co., Ltd.	58,300	$1,473,302
	NS United Kaiun Kaisha, Ltd.	61,800	855,037
	NTN Corp.	2,972,200	5,970,064
	Obara Group, Inc.	79,900	2,437,426
#	Ochi Holdings Co., Ltd.	8,900	123,827
	Odawara Engineering Co., Ltd.	4,900	83,176
	Ohba Co., Ltd.	76,500	437,665
	Ohmoto Gumi Co., Ltd.	4,100	172,482
	Oiles Corp.	164,570	2,131,883
#	Okabe Co., Ltd.	260,700	1,968,550
#	Okada Aiyon Corp.	42,800	377,952
	Okamoto Machine Tool Works, Ltd.	21,699	427,161
	Okamura Corp.	410,300	2,850,637
*	OKK Corp.	28,700	111,466
	OKUMA Corp.	137,100	5,896,096
	Okumura Corp.	213,980	4,932,854
	Onoken Co., Ltd.	115,000	1,310,269
	Organo Corp.	43,900	2,375,044
#	Oriental Consultants Holdings Co., Ltd.	6,100	114,377
	Origin Co., Ltd.	27,600	390,224
#	OSG Corp.	396,200	6,078,421
	OSJB Holdings Corp.	864,400	1,857,546
	Outsourcing, Inc.	770,900	4,914,237
#	Oyo Corp.	145,200	1,897,801
	Paraca, Inc.	35,900	546,497
	Parker Corp.	34,000	136,715
	Pasco Corp.	11,200	154,812
#	Pasona Group, Inc.	133,000	1,477,147
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	449,027
	Penta-Ocean Construction Co., Ltd.	1,716,400	9,269,244
	Phil Co., Inc.	10,900	250,458
	Pilot Corp.	71,400	2,172,144
	Prestige International, Inc.	699,900	5,273,504
	Pronexus, Inc.	114,500	1,296,676
	PS Mitsubishi Construction Co., Ltd.	216,100	1,050,407
	Punch Industry Co., Ltd.	107,900	418,101
	Quick Co., Ltd.	77,900	837,139
	Raito Kogyo Co., Ltd.	307,400	4,075,006
	Raiznext Corp.	330,500	3,735,184
#	Rasa Corp.	63,200	534,650
	Relia, Inc.	252,900	2,355,327
	Rheon Automatic Machinery Co., Ltd.	122,800	1,413,638
	Rix Corp.	17,300	261,473
#*	Rozetta Corp.	22,800	769,579
	Ryobi, Ltd.	165,240	1,854,085
	S LINE Co., Ltd.	23,800	220,161
	Sakai Heavy Industries, Ltd.	24,500	477,533
	Sakai Moving Service Co., Ltd.	83,100	4,240,092
#*	Sanix, Inc.	146,200	387,724
	Sanki Engineering Co., Ltd.	305,100	3,497,415
	Sanko Gosei, Ltd.	121,900	326,982
	Sanko Metal Industrial Co., Ltd.	17,700	349,325
	Sankyo Tateyama, Inc.	197,500	1,760,703
	Sanoyas Holdings Corp.	159,500	246,039
#	Sansei Technologies, Inc.	80,600	505,393
	Sansha Electric Manufacturing Co., Ltd.	66,700	344,386
	Sanwa Holdings Corp.	113,400	1,019,079
	Sanyo Denki Co., Ltd.	44,100	1,993,124
	Sanyo Engineering & Construction, Inc.	60,200	333,241
19

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Sanyo Industries, Ltd.	9,900	$174,822
	Sanyo Trading Co., Ltd.	140,000	1,312,331
	Sata Construction Co., Ltd.	91,299	360,326
	Sato Holdings Corp.	188,000	4,088,404
#	Sato Shoji Corp.	91,700	746,958
	Sawafuji Electric Co., Ltd.	1,900	28,901
	SBS Holdings, Inc.	126,200	2,605,256
#	SEC Carbon, Ltd.	10,900	674,729
#	Secom Joshinetsu Co., Ltd.	30,800	991,909
	Seibu Electric & Machinery Co., Ltd.	10,300	102,050
	Seika Corp.	66,700	767,640
	Seikitokyu Kogyo Co., Ltd.	205,030	1,442,891
	Sekisui Jushi Corp.	219,100	4,408,165
	Senko Group Holdings Co., Ltd.	793,500	5,897,954
	Senshu Electric Co., Ltd.	51,200	1,347,270
	Shibaura Machine Co., Ltd.	147,500	2,961,945
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,188,208
	Shibuya Corp.	97,900	2,555,289
	Shima Seiki Manufacturing, Ltd.	185,700	2,656,123
	Shin Nippon Air Technologies Co., Ltd.	97,380	2,145,601
#	Shin-Keisei Electric Railway Co., Ltd.	43,599	916,776
	Shinki Bus Co., Ltd.	1,900	56,279
	Shinmaywa Industries, Ltd.	556,400	5,228,454
	Shinnihon Corp.	183,600	1,434,902
	Shinsho Corp.	35,200	647,412
	Shinwa Co., Ltd.	66,200	1,208,399
#*	Shoko Co., Ltd.	37,300	218,228
#	SIGMAXYZ, Inc.	98,000	1,489,261
	Sinfonia Technology Co., Ltd.	154,200	1,473,088
	Sinko Industries, Ltd.	129,100	1,744,950
	Sintokogio, Ltd.	291,700	2,144,894
	SMS Co., Ltd.	165,100	3,715,331
	Soda Nikka Co., Ltd.	120,800	572,272
#	Sodick Co., Ltd.	211,200	1,565,739
#	Space Co., Ltd.	95,062	855,719
	S-Pool, Inc.	301,000	2,067,649
#	Star Micronics Co., Ltd.	246,100	2,751,578
#	Subaru Enterprise Co., Ltd.	6,300	484,344
#	Sugimoto & Co., Ltd.	66,900	1,155,423
	Sumiseki Holdings, Inc.	396,900	469,198
	Sumitomo Densetsu Co., Ltd.	117,700	2,614,915
	Sumitomo Mitsui Construction Co., Ltd.	1,025,240	4,470,780
*	Sumitomo Precision Products Co., Ltd.	18,184	373,846
	Sumitomo Warehouse Co., Ltd. (The)	418,300	5,050,211
	Suzumo Machinery Co., Ltd.	2,200	35,276
	SWCC Showa Holdings Co., Ltd.	98,700	1,055,648
#	Tacmina Corp.	14,700	204,879
#	Tadano, Ltd.	672,300	5,617,683
	Taihei Dengyo Kaisha, Ltd.	103,800	2,220,103
	Taiheiyo Kouhatsu, Inc.	44,200	254,431
	Taikisha, Ltd.	173,800	4,817,152
	Taisei Oncho Co., Ltd.	14,200	262,996
	Takadakiko Co., Ltd.	7,500	165,054
	Takamatsu Construction Group Co., Ltd.	107,800	2,414,137
#	Takamatsu Machinery Co., Ltd.	41,800	246,263
	Takamiya Co., Ltd.	128,600	646,307
	Takano Co., Ltd.	60,200	388,103
	Takaoka Toko Co., Ltd.	59,620	563,272
	Takara Printing Co., Ltd.	22,155	374,303

20

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Takara Standard Co., Ltd.	250,300	$3,550,051
	Takasago Thermal Engineering Co., Ltd.	323,700	4,760,892
	Takashima & Co., Ltd.	25,200	413,271
	Takeei Corp.	149,600	1,492,430
	Takeuchi Manufacturing Co., Ltd.	230,900	3,852,296
#	Takigami Steel Construction Co., Ltd. (The)	5,300	237,776
	Takisawa Machine Tool Co., Ltd.	41,700	390,474
	Takuma Co., Ltd.	74,700	1,030,209
	Tanabe Consulting Co., Ltd.	1,200	14,207
#	Tanabe Engineering Corp.	39,500	261,433
	Tanseisha Co., Ltd.	243,549	1,701,871
	Tatsuta Electric Wire and Cable Co., Ltd.	290,500	1,548,989
	TECHNO ASSOCIE Co., Ltd.	52,700	435,230
#	Techno Ryowa, Ltd.	68,690	573,051
#	Techno Smart Corp.	49,500	337,181
	TechnoPro Holdings, Inc.	21,900	1,264,278
	Teikoku Electric Manufacturing Co., Ltd.	112,700	1,301,688
	Teikoku Sen-I Co., Ltd.	108,500	2,306,340
	Tekken Corp.	85,600	1,643,418
	Tenox Corp.	22,500	184,703
	Teraoka Seisakusho Co., Ltd.	76,000	274,148
	Terasaki Electric Co., Ltd.	24,400	237,073
	Toa Corp.	112,500	1,633,077
	TOA ROAD Corp.	27,300	828,396
	Toba, Inc.	9,800	254,257
	Tobishima Corp.	135,870	1,323,844
	Tocalo Co., Ltd.	415,300	4,485,918
	Toda Corp.	344,000	2,225,332
	Toenec Corp.	56,200	1,948,530
	Togami Electric Manufacturing Co., Ltd.	17,800	250,516
	TOKAI Holdings Corp.	700,200	6,475,777
	Tokai Lease Co., Ltd.	18,800	235,826
	Tokyo Energy & Systems, Inc.	157,600	1,151,059
	Tokyo Keiki, Inc.	69,022	630,909
	Tokyo Sangyo Co., Ltd.	133,000	634,884
	Tokyu Construction Co., Ltd.	561,400	2,916,690
	Toli Corp.	289,200	729,082
#	Tomoe Corp.	158,900	501,835
	Tomoe Engineering Co., Ltd.	54,600	934,953
	Tonami Holdings Co., Ltd.	37,500	1,970,684
	Toppan Forms Co., Ltd.	331,600	3,293,065
	Torishima Pump Manufacturing Co., Ltd.	132,900	993,137
	TORQ, Inc.	7,900	21,910
	Totech Corp.	52,300	1,060,629
	Totetsu Kogyo Co., Ltd.	169,700	4,283,908
	Totoku Electric Co., Ltd.	17,700	355,292
	Toyo Construction Co., Ltd.	524,200	1,955,825
	Toyo Denki Seizo K.K.	35,450	381,932
*	Toyo Engineering Corp.	221,078	713,997
	Toyo Logistics Co., Ltd.	85,100	261,973
	Toyo Machinery & Metal Co., Ltd.	106,100	407,930
	Toyo Tanso Co., Ltd.	75,600	1,192,224
	Toyo Wharf & Warehouse Co., Ltd.	38,000	482,528
	Trancom Co., Ltd.	52,400	3,370,025
#	Trinity Industrial Corp.	36,000	242,215
#	Trusco Nakayama Corp.	171,500	4,450,956
#	Tsubaki Nakashima Co., Ltd.	302,100	2,372,706
	Tsubakimoto Chain Co.	185,340	4,518,290
	Tsubakimoto Kogyo Co., Ltd.	28,800	1,036,962

21

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
*	Tsudakoma Corp.	25,198	$203,607
	Tsugami Corp.	296,700	2,488,931
	Tsukishima Kikai Co., Ltd.	196,600	2,143,011
	Tsurumi Manufacturing Co., Ltd.	133,300	2,285,146
	Uchida Yoko Co., Ltd.	53,500	3,131,243
#	Ueki Corp.	31,900	746,724
#	Union Tool Co.	45,500	1,112,053
	Ushio, Inc.	777,700	10,389,984
#*	UT Group Co., Ltd.	178,800	4,114,420
	Utoc Corp.	102,200	487,105
	Waida Manufacturing Co., Ltd.	5,100	45,615
	Wakachiku Construction Co., Ltd.	82,000	882,759
	Wakita & Co., Ltd.	263,900	2,272,767
	WDB Holdings Co., Ltd.	64,300	1,589,462
	Weathernews, Inc.	38,200	1,250,767
	Will Group, Inc.	103,600	657,352
	World Holdings Co., Ltd.	39,600	629,677
	Yahagi Construction Co., Ltd.	183,400	1,340,146
	YAMABIKO Corp.	231,528	1,933,383
	YAMADA Consulting Group Co., Ltd.	75,600	944,089
#	Yamashina Corp.	224,200	143,730
	Yamato Corp.	112,300	708,781
	Yamaura Corp.	9,900	77,019
	Yamazen Corp.	421,900	3,563,081
	Yasuda Logistics Corp.	104,500	907,444
	Yokogawa Bridge Holdings Corp.	213,800	4,448,890
	Yondenko Corp.	27,360	669,100
	Yuasa Trading Co., Ltd.	119,100	3,219,600
	Yuken Kogyo Co., Ltd.	23,200	311,986
#	Yumeshin Holdings Co., Ltd.	304,600	1,673,342
	Yurtec Corp.	267,200	1,626,964
	Zaoh Co., Ltd.	23,400	311,846
#	Zenitaka Corp. (The)	19,200	726,906
	Zuiko Corp.	22,600	1,046,110

TOTAL INDUSTRIALS			889,561,151

INFORMATION TECHNOLOGY — (12.8%)
	A&D Co., Ltd.	126,900	818,120
	Access Co., Ltd.	87,800	808,628
#	Ad-sol Nissin Corp.	43,000	939,510
	AGS Corp.	11,600	90,492
#	Ai Holdings Corp.	264,200	3,820,999
	Aichi Tokei Denki Co., Ltd.	18,900	785,929
	Aiphone Co., Ltd.	67,900	991,974
	Alpha Systems, Inc.	48,920	1,690,847
	Amano Corp.	115,900	2,411,429
	AOI Electronics Co., Ltd.	30,100	667,496
	Argo Graphics, Inc.	110,800	3,470,414
	Arisawa Manufacturing Co., Ltd.	217,300	1,618,782
*	Artiza Networks, Inc.	3,800	69,783
	ArtSpark Holdings, Inc.	33,700	259,887
	Asahi Intelligence Service Co., Ltd.	1,300	14,455
#	Avant Corp.	100,300	969,092
	Axell Corp.	44,900	311,796
	Azia Co., Ltd.	14,300	187,389
*	BrainPad, Inc.	7,200	308,209
#	Broadleaf Co., Ltd.	606,400	2,975,675
#	Business Brain Showa-Ota, Inc.	29,000	341,361
#	CAC Holdings Corp.	75,200	836,527

22

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Canon Electronics, Inc.	134,700	$2,018,996
	CDS Co., Ltd.	15,300	176,355
*	Change, Inc.	12,500	873,997
	Chino Corp.	46,300	597,381
	Citizen Watch Co., Ltd.	1,889,600	6,159,716
	CMK Corp.	314,400	1,217,056
	Computer Engineering & Consulting, Ltd.	164,800	2,612,433
#	Computer Institute of Japan, Ltd.	96,300	735,873
	Comture Corp.	138,200	3,603,615
	CONEXIO Corp.	112,800	1,493,235
	Core Corp.	45,800	508,279
	Cresco, Ltd.	83,000	1,097,828
#	Cube System, Inc.	60,600	598,231
	Cyber Com Co., Ltd.	10,600	183,134
#	Cybernet Systems Co., Ltd.	57,700	359,412
	Cybozu, Inc.	115,500	3,624,798
#	Dai-ichi Seiko Co., Ltd.	38,100	769,297
#	Daiko Denshi Tsushin, Ltd.	37,200	229,260
	Daishinku Corp.	43,999	874,477
	Daitron Co., Ltd.	58,200	900,863
	Daiwabo Holdings Co., Ltd.	120,400	7,901,822
#	Densan System Co., Ltd.	42,700	1,528,773
	Dexerials Corp.	391,900	3,089,413
	Digital Arts, Inc.	75,600	6,147,774
	Digital Garage, Inc.	145,900	4,673,908
#	Digital Hearts Holdings Co., Ltd.	90,400	715,096
	Digital Information Technologies Corp.	40,000	532,115
	DKK Co., Ltd.	64,800	1,567,314
	DKK-Toa Corp.	28,300	222,736
	Double Standard, Inc.	14,000	652,681
	DTS Corp.	283,200	5,843,795
	Ebase Co., Ltd.	59,600	762,327
	E-Guardian, Inc.	51,100	1,362,507
	Eizo Corp.	113,200	4,253,943
	Elecom Co., Ltd.	113,200	5,545,340
	Elematec Corp.	122,942	1,002,183
	Enomoto Co., Ltd.	30,200	294,295
	Enplas Corp.	65,400	1,447,313
	ESPEC Corp.	133,800	2,222,580
	Fenwal Controls of Japan, Ltd.	20,500	278,915
#	Ferrotec Holdings Corp.	264,900	1,606,918
#*	FFRI Security, Inc.	22,500	507,997
	Fixstars Corp.	97,100	1,163,041
	Focus Systems Corp.	28,400	226,035
#	Forval Corp.	52,700	506,306
	FTGroup Co., Ltd.	58,200	701,683
#	Fuji Soft, Inc.	100,200	3,976,997
	Fujitsu Frontech, Ltd.	82,700	832,574
	Fukui Computer Holdings, Inc.	53,500	1,359,092
	Furuno Electric Co., Ltd.	161,100	1,458,699
#	Furuya Metal Co., Ltd.	7,600	442,629
	Future Corp.	143,400	2,295,568
	Future Innovation Group, Inc.	11,900	31,783
	GL Sciences, Inc.	46,700	789,678
#	Glosel Co., Ltd.	113,200	456,054
#	GMO Cloud K.K.	19,300	1,807,825
#	GMO Pepabo, Inc.	7,300	226,287
	Hagiwara Electric Holdings Co., Ltd.	50,200	950,264
	Hakuto Co., Ltd.	91,300	834,968

23

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hibino Corp.	26,900	$293,793
#	Hioki EE Corp.	68,000	1,819,486
	Hochiki Corp.	99,200	1,128,923
#	Hokuriku Electric Industry Co., Ltd.	48,200	393,222
	Honda Tsushin Kogyo Co., Ltd.	110,400	448,169
	Hosiden Corp.	350,700	3,084,073
	Icom, Inc.	68,200	1,960,979
	ID Holdings Corp.	52,100	683,889
	Ikegami Tsushinki Co., Ltd.	40,799	328,279
	Ines Corp.	128,700	1,629,932
#	I-Net Corp.	78,190	1,093,057
	Infocom Corp.	154,600	4,239,709
	Infomart Corp.	557,800	3,860,458
	Information Services International-Dentsu, Ltd.	80,700	3,753,384
	Innotech Corp.	107,500	940,024
#	Intelligent Wave, Inc.	36,600	281,221
	Inter Action Corp.	27,600	505,020
#	I-O Data Device, Inc.	50,700	499,963
	Iriso Electronics Co., Ltd.	140,900	4,636,611
#	ISB Corp.	10,800	220,272
	Itfor, Inc.	164,700	1,167,559
*	Iwatsu Electric Co., Ltd.	62,200	488,379
	Japan Aviation Electronics Industry, Ltd.	317,000	4,289,884
	Japan Cash Machine Co., Ltd.	145,900	798,325
#*	Japan Display, Inc.	3,483,900	1,598,289
	Japan Electronic Materials Corp.	51,800	534,021
	Japan Material Co., Ltd.	417,100	6,579,118
	Jastec Co., Ltd.	68,200	834,360
#	JBCC Holdings, Inc.	98,000	1,362,210
	JFE Systems, Inc.	3,100	88,682
#*	JIG-SAW, Inc.	17,300	791,743
	Kaga Electronics Co., Ltd.	110,700	2,013,855
	Kanematsu Electronics, Ltd.	81,200	2,892,091
	KEL Corp.	27,900	221,187
	Koa Corp.	172,100	1,609,097
	Konica Minolta, Inc.	141,600	492,432
	KSK Co., Ltd.	3,000	54,765
	Kyoden Co., Ltd.	116,100	324,861
	Kyosan Electric Manufacturing Co., Ltd.	276,000	1,372,947
	Kyowa Electronic Instruments Co., Ltd.	129,800	520,868
#	LAC Co., Ltd.	100,100	1,084,640
	Lecip Holdings Corp.	10,900	54,074
	Macnica Fuji Electronics Holdings, Inc.	333,150	4,828,555
#	Marubun Corp.	112,200	608,689
	Maruwa Co., Ltd.	59,500	4,503,329
	Maxell Holdings, Ltd.	322,200	3,011,671
	MCJ Co., Ltd.	443,000	3,540,196
	Megachips Corp.	112,800	2,184,138
#	Meiko Electronics Co., Ltd.	139,600	1,790,169
	Melco Holdings, Inc.	18,600	520,137
*	Metaps, Inc.	12,800	90,789
	Micronics Japan Co., Ltd.	59,900	632,960
	Mimaki Engineering Co., Ltd.	133,300	458,597
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,479,343
	Miraial Co., Ltd.	39,500	376,029
#	Miroku Jyoho Service Co., Ltd.	120,000	2,526,378
	Mitachi Co., Ltd.	17,900	102,249
	Mitsubishi Research Institute, Inc.	53,500	2,140,478
	Mitsui High-Tec, Inc.	140,100	2,090,583

24

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	m-up Holdings, Inc.	4,800	$108,399
	Mutoh Holdings Co., Ltd.	14,600	208,247
#	Nagano Keiki Co., Ltd.	85,300	774,599
	Nakayo, Inc.	73,300	1,012,573
	NF Corp.	25,900	439,580
	Nichicon Corp.	331,400	2,313,119
*	Nihon Dempa Kogyo Co., Ltd.	121,600	382,968
	Nihon Denkei Co., Ltd.	31,800	333,768
*	Nippon Chemi-Con Corp.	83,600	1,407,054
#	Nippon Computer Dynamics Co., Ltd.	38,600	209,848
#	Nippon Electric Glass Co., Ltd.	431,236	6,773,973
#	Nippon Information Development Co., Ltd.	12,600	175,474
#	Nippon Kodoshi Corp.	55,400	502,332
	Nippon Signal Co., Ltd.	327,000	3,442,428
	Nippon Systemware Co., Ltd.	54,000	1,063,650
	Nissha Co., Ltd.	232,800	2,192,874
	Nohmi Bosai, Ltd.	149,900	2,912,621
	NSD Co., Ltd.	537,960	9,195,882
	Ohara, Inc.	35,900	360,038
*	Okaya Electric Industries Co., Ltd.	77,800	235,076
	Oki Electric Industry Co., Ltd.	575,300	5,558,001
#	ONO Sokki Co., Ltd.	32,200	153,784
	Optex Group Co., Ltd.	191,620	2,184,134
*	Optim Corp.	9,800	316,131
	Optorun Co., Ltd.	34,600	810,963
	Oro Co., Ltd.	18,400	444,979
	Osaki Electric Co., Ltd.	295,800	1,383,190
	Oval Corp.	35,600	75,577
	Paltek Corp.	38,500	195,617
	PCA Corp.	2,300	96,014
	PCI Holdings, Inc.	30,800	335,392
	Poletowin Pitcrew Holdings, Inc.	204,700	1,711,451
	Pro-Ship, Inc.	41,700	523,641
	Rakus Co., Ltd.	230,400	4,072,317
	RECOMM Co., Ltd.	298,400	336,346
	Restar Holdings Corp.	133,000	2,588,177
	Riken Keiki Co., Ltd.	100,300	2,220,859
	Riso Kagaku Corp.	134,600	1,860,840
	Roland DG Corp.	87,300	1,003,655
	Rorze Corp.	54,400	2,716,795
	RS Technologies Co., Ltd.	20,100	648,545
	Ryoden Corp.	100,400	1,365,754
	Ryosan Co., Ltd.	155,400	3,203,285
	Ryoyo Electro Corp.	110,600	2,999,128
	Saison Information Systems Co., Ltd.	24,800	476,472
	Sakura Internet, Inc.	145,400	862,133
	Sanken Electric Co., Ltd.	160,500	3,160,476
	Sanshin Electronics Co., Ltd.	134,600	1,922,861
	Satori Electric Co., Ltd.	80,880	624,445
*	Saxa Holdings, Inc.	32,600	511,740
#	SB Technology Corp.	61,300	2,112,181
#	Scala, Inc.	83,700	531,065
#	Seikoh Giken Co., Ltd.	22,300	432,680
*	SEMITEC Corp.	5,500	128,489
#	Shibaura Electronics Co., Ltd.	53,400	1,013,494
	Shibaura Mechatronics Corp.	24,100	638,888
	Shindengen Electric Manufacturing Co., Ltd.	48,500	969,677
	Shinko Electric Industries Co., Ltd.	300,500	4,079,273
	Shinko Shoji Co., Ltd.	284,900	2,219,255

25

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shizuki Electric Co., Inc.	127,100	$690,875
	Showa Shinku Co., Ltd.	25,400	332,465
	Sigma Koki Co., Ltd.	27,000	273,508
#	Siix Corp.	207,100	1,906,176
	SK-Electronics Co., Ltd.	47,300	487,599
	SMK Corp.	34,099	823,708
	Softbrain Co., Ltd.	94,400	374,603
	Softcreate Holdings Corp.	54,100	1,133,333
#	Soliton Systems K.K.	36,600	497,657
	Soshin Electric Co., Ltd.	58,400	221,887
#	Sourcenext Corp.	364,000	942,611
	SRA Holdings	73,200	1,625,494
	Sumida Corp.	183,749	1,313,144
	Sun-Wa Technos Corp.	82,000	694,551
	Suzuden Corp.	1,200	13,241
#	Suzuki Co., Ltd.	67,100	444,670
	System Information Co., Ltd.	54,800	799,021
	System Research Co., Ltd.	27,200	526,307
	Systems Engineering Consultants Co., Ltd.	900	25,593
#	Systemsoft Corp.	156,000	138,111
	Systena Corp.	475,500	6,315,756
	Tachibana Eletech Co., Ltd.	112,560	1,814,170
	Takachiho Koheki Co., Ltd.	38,500	333,850
#	TAKEBISHI Corp.	53,100	735,851
#	Tamagawa Holdings Co., Ltd.	3,100	68,978
	Tamura Corp.	499,200	2,117,185
	TDC Soft, Inc.	104,600	972,530
	TechMatrix Corp.	233,600	4,077,173
	Techno Horizon Holdings Co., Ltd.	56,700	449,386
	Teikoku Tsushin Kogyo Co., Ltd.	52,700	586,538
#	Terilogy Co., Ltd.	15,600	82,260
#	TESEC Corp.	19,400	155,059
	TKC Corp.	103,200	5,471,184
	Toho System Science Co., Ltd.	2,700	24,671
	Tokyo Electron Device, Ltd.	45,600	1,520,885
	Tokyo Seimitsu Co., Ltd.	261,000	8,372,176
	Tomen Devices Corp.	15,300	527,103
	Topcon Corp.	747,600	6,047,035
	Torex Semiconductor, Ltd.	45,500	569,328
	Toshiba TEC Corp.	69,500	2,664,783
	Toukei Computer Co., Ltd.	5,010	203,939
	Towa Corp.	134,700	1,464,676
	Toyo Corp.	153,100	1,410,620
	Transcosmos, Inc.	10,000	232,357
	Tri Chemical Laboratories, Inc.	31,400	3,385,125
#	Tsuzuki Denki Co., Ltd.	42,800	709,450
	Ubicom Holdings, Inc.	12,500	268,776
#	Ulvac, Inc.	264,700	7,684,703
#*	UMC Electronics Co., Ltd.	52,700	211,668
*	Uniden Holdings Corp.	41,500	706,335
#	UNITED, Inc.	24,200	260,005
#	V Technology Co., Ltd.	59,800	2,043,668
	VINX Corp.	11,500	140,761
	Wacom Co., Ltd.	975,900	4,985,077
*	Wellnet Corp.	3,800	24,800
	YAC Holdings Co., Ltd.	62,600	353,987
	Yamaichi Electronics Co., Ltd.	144,700	1,895,991
	Yashima Denki Co., Ltd.	126,100	1,104,774

26

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Yokowo Co., Ltd.	101,000	$2,359,172
TOTAL INFORMATION TECHNOLOGY			392,248,945

MATERIALS — (10.6%)
	Achilles Corp.	93,500	1,688,145
	ADEKA Corp.	630,600	8,382,153
	Agro-Kanesho Co., Ltd.	1,300	16,578
	Aichi Steel Corp.	71,200	2,025,307
	Arakawa Chemical Industries, Ltd.	114,100	1,314,131
	Araya Industrial Co., Ltd.	25,200	268,398
	Asahi Holdings, Inc.	250,950	6,680,562
	Asahi Printing Co., Ltd.	25,700	209,264
	Asahi Yukizai Corp.	92,200	1,227,725
	Asahipen Corp.	2,100	32,606
	Asia Pile Holdings Corp.	214,800	945,193
	C Uyemura & Co., Ltd.	35,900	2,170,558
	Carlit Holdings Co., Ltd.	136,800	643,718
	Chuetsu Pulp & Paper Co., Ltd.	49,900	719,971
*	Chugai Mining Co., Ltd.	652,700	115,725
	Chugoku Marine Paints, Ltd.	427,000	3,179,704
	CI Takiron Corp.	291,200	1,895,674
#	CK-San-Etsu Co., Ltd.	21,200	664,089
	Dai Nippon Toryo Co., Ltd.	139,900	1,224,022
	Daido Steel Co., Ltd.	155,000	4,758,889
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	129,300	950,996
	Daiken Corp.	79,800	1,344,001
	Daiki Aluminium Industry Co., Ltd.	194,700	1,029,343
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	87,000	1,888,181
#	Daio Paper Corp.	69,400	927,246
#	DKS Co., Ltd.	50,900	2,458,629
	Dowa Holdings Co., Ltd.	114,005	3,460,348
	Dynapac Co., Ltd.	8,500	109,147
	Fuji Seal International, Inc.	191,300	3,722,877
	Fujikura Kasei Co., Ltd.	176,500	851,685
	Fujimori Kogyo Co., Ltd.	109,100	3,803,070
	Fuso Chemical Co., Ltd.	124,700	4,552,861
	Geostr Corp.	101,900	297,947
	Godo Steel, Ltd.	60,000	1,022,997
	Gun-Ei Chemical Industry Co., Ltd.	31,600	765,786
	Hakudo Co., Ltd.	47,200	604,826
	Harima Chemicals Group, Inc.	99,400	910,132
	Hodogaya Chemical Co., Ltd.	44,900	1,827,835
	Hokkan Holdings, Ltd.	56,100	949,055
	Hokko Chemical Industry Co., Ltd.	123,600	706,884
	Hokuetsu Corp.	835,499	2,958,201
	Honshu Chemical Industry Co., Ltd.	28,200	299,557
	Ise Chemicals Corp.	13,900	401,707
#	Ishihara Chemical Co., Ltd.	35,500	661,399
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,463,898
	Ishizuka Glass Co., Ltd.	12,900	233,440
	JCU Corp.	148,200	4,641,263
	JSP Corp.	88,900	1,203,054
	Kaneka Corp.	173,700	4,520,740
	Kanto Denka Kogyo Co., Ltd.	288,900	2,299,301
	Katakura & Co-op Agri Corp.	21,500	251,144
#	KeePer Technical Laboratory Co., Ltd.	49,500	681,681
#	KH Neochem Co., Ltd.	234,500	4,443,570
	Kimoto Co., Ltd.	230,500	331,882
	Koatsu Gas Kogyo Co., Ltd.	210,093	1,439,697

27

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
*	Kobe Steel, Ltd.	1,878,500	$6,508,943
#	Kohsoku Corp.	71,300	969,553
	Konishi Co., Ltd.	238,200	3,331,783
#	Konoshima Chemical Co., Ltd.	31,600	222,944
	Krosaki Harima Corp.	33,300	1,126,343
	Kumiai Chemical Industry Co., Ltd.	296,287	2,769,664
	Kunimine Industries Co., Ltd.	40,400	363,114
	Kureha Corp.	114,350	5,027,631
	Kurimoto, Ltd.	61,800	996,380
	Kuriyama Holdings Corp.	78,000	425,645
	Kyoei Steel, Ltd.	146,100	1,762,740
	Kyowa Leather Cloth Co., Ltd.	89,900	563,664
	Lintec Corp.	265,600	6,330,159
	MEC Co., Ltd.	103,700	2,029,241
	Mitani Sekisan Co., Ltd.	71,500	3,625,253
	Mitsubishi Paper Mills, Ltd.	343,400	1,085,249
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	334,396
	Mitsui Mining & Smelting Co., Ltd.	395,000	8,094,492
#	Molitec Steel Co., Ltd.	83,100	239,314
#	MORESCO Corp.	39,800	370,121
	Mory Industries, Inc.	36,000	842,489
	Nakayama Steel Works, Ltd.	173,200	583,723
	Neturen Co., Ltd.	229,200	1,166,753
	New Japan Chemical Co., Ltd.	200,600	310,179
#	Nicca Chemical Co., Ltd.	45,700	391,486
#	Nichia Steel Works, Ltd.	138,600	353,045
#	Nihon Kagaku Sangyo Co., Ltd.	84,700	756,657
	Nihon Nohyaku Co., Ltd.	243,500	1,059,866
	Nihon Parkerizing Co., Ltd.	517,500	5,198,285
	Nihon Yamamura Glass Co., Ltd.	86,400	677,121
	Nippon Carbide Industries Co., Inc.	46,200	533,680
	Nippon Chemical Industrial Co., Ltd.	42,600	911,576
	Nippon Concrete Industries Co., Ltd.	306,600	771,891
#*	Nippon Denko Co., Ltd.	779,814	1,228,180
#	Nippon Fine Chemical Co., Ltd.	81,500	1,118,628
	Nippon Kayaku Co., Ltd.	199,400	2,085,989
#*	Nippon Kinzoku Co., Ltd.	27,000	153,080
*	Nippon Koshuha Steel Co., Ltd.	26,799	92,740
	Nippon Light Metal Holdings Co., Ltd.	3,894,800	6,822,909
	Nippon Paper Industries Co., Ltd.	450,400	6,317,190
	Nippon Pillar Packing Co., Ltd.	140,500	1,808,706
	Nippon Soda Co., Ltd.	169,100	4,434,099
	Nippon Yakin Kogyo Co., Ltd.	102,749	1,531,027
	Nitta Gelatin, Inc.	93,100	572,469
	Nittetsu Mining Co., Ltd.	38,400	1,566,775
#	Nozawa Corp.	51,600	294,158
	Oat Agrio Co., Ltd.	18,000	183,108
	Okamoto Industries, Inc.	76,500	2,821,743
	Okura Industrial Co., Ltd.	56,100	842,632
	Osaka Organic Chemical Industry, Ltd.	100,800	2,398,853
	Osaka Soda Co., Ltd.	95,599	2,114,972
	Osaka Steel Co., Ltd.	92,600	1,040,544
#	OSAKA Titanium Technologies Co., Ltd.	127,500	1,109,626
	Pacific Metals Co., Ltd.	105,399	1,511,835
#	Pack Corp. (The)	94,000	2,731,906
#	Rasa Industries, Ltd.	49,700	709,517
	Riken Technos Corp.	244,600	964,915
	Sakai Chemical Industry Co., Ltd.	107,300	2,030,759
	Sakata INX Corp.	289,100	2,762,434

28

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Sanyo Chemical Industries, Ltd.	94,900	$4,089,577
	Sanyo Special Steel Co., Ltd.	133,860	1,103,441
	Seiko PMC Corp.	67,900	438,101
	Sekisui Kasei Co., Ltd.	160,200	861,770
	Shikoku Chemicals Corp.	252,700	2,554,581
#	Shinagawa Refractories Co., Ltd.	37,800	774,537
	Shin-Etsu Polymer Co., Ltd.	303,500	2,485,767
	SK Kaken Co., Ltd.	1,100	377,728
	Soken Chemical & Engineering Co., Ltd.	50,300	576,752
	Stella Chemifa Corp.	69,700	1,571,133
	Sumitomo Bakelite Co., Ltd.	163,900	4,629,003
	Sumitomo Osaka Cement Co., Ltd.	265,199	9,344,299
	Sumitomo Seika Chemicals Co., Ltd.	60,800	1,980,564
	T Hasegawa Co., Ltd.	204,200	4,570,980
	T&K Toka Co., Ltd.	141,900	1,078,943
	Taisei Lamick Co., Ltd.	42,800	1,102,152
	Taiyo Holdings Co., Ltd.	135,400	6,252,636
	Takasago International Corp.	94,900	1,897,021
#	Takemoto Yohki Co., Ltd.	35,000	229,649
	Taoka Chemical Co., Ltd.	4,700	520,351
	Tayca Corp.	119,400	1,535,004
	Tenma Corp.	120,300	1,855,533
	Titan Kogyo, Ltd.	5,100	84,146
	Toagosei Co., Ltd.	793,800	7,796,767
*	Toda Kogyo Corp.	21,500	387,123
	Toho Acetylene Co., Ltd.	12,700	148,409
	Toho Chemical Industry Co., Ltd.	47,000	209,951
	Toho Titanium Co., Ltd.	220,900	1,338,495
*	Toho Zinc Co., Ltd.	89,899	1,287,215
	Tohoku Steel Co., Ltd.	16,300	216,084
	Tokushu Tokai Paper Co., Ltd.	66,658	2,864,497
	Tokuyama Corp.	405,798	9,601,383
#	Tokyo Ohka Kogyo Co., Ltd.	35,900	1,800,394
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	186,326
*	Tokyo Rope Manufacturing Co., Ltd.	101,700	537,250
	Tokyo Steel Manufacturing Co., Ltd.	677,200	3,899,939
	Tokyo Tekko Co., Ltd.	64,100	904,345
*	Tomoegawa Co., Ltd.	33,600	285,120
	Tomoku Co., Ltd.	72,500	1,188,663
	Topy Industries, Ltd.	98,200	1,115,687
#	Toyo Gosei Co., Ltd.	32,800	2,398,930
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,593,783
	Toyobo Co., Ltd.	571,300	7,959,845
#	TYK Corp.	159,900	448,471
	UACJ Corp.	211,841	3,816,167
	Ube Industries, Ltd.	167,500	2,886,787
	Valqua, Ltd.	111,999	2,013,953
	Vertex Corp.	45,998	769,396
	Wavelock Holdings Co., Ltd.	30,900	246,598
	Wood One Co., Ltd.	47,500	514,621
#*	W-Scope Corp.	18,600	137,534
	Yamato Kogyo Co., Ltd.	217,100	4,439,664
	Yodogawa Steel Works, Ltd.	144,500	2,518,551
#	Yotai Refractories Co., Ltd.	118,000	791,647
	Yushiro Chemical Industry Co., Ltd.	67,000	828,192
TOTAL MATERIALS			323,204,421

REAL ESTATE — (1.9%)
#	AD Works Group Co., Ltd.	194,879	330,288

29

The Japanese Small Company Series
continued

		Shares	Value»
REAL ESTATE — (Continued)
	Airport Facilities Co., Ltd.	148,670	$584,264
#	Anabuki Kosan, Inc.	12,900	190,441
#	Aoyama Zaisan Networks Co., Ltd.	43,700	611,670
	Apaman Co., Ltd.	71,700	389,747
	Arealink Co., Ltd.	29,600	243,483
	B-Lot Co., Ltd.	40,000	247,052
#	Cosmos Initia Co., Ltd.	97,700	362,701
	Daibiru Corp.	335,400	3,073,480
	Dear Life Co., Ltd.	132,800	621,455
	Goldcrest Co., Ltd.	111,870	1,535,352
	Good Com Asset Co., Ltd.	10,300	160,186
#	Grandy House Corp.	99,000	345,871
	Heiwa Real Estate Co., Ltd.	236,600	6,778,557
	Ichigo, Inc.	1,187,800	2,994,941
*	Japan Asset Marketing Co., Ltd.	1,348,600	1,323,779
#	Japan Corporate Housing Service, Inc.	11,700	121,393
#	Japan Property Management Center Co., Ltd.	83,400	916,913
	JSB Co., Ltd.	7,400	185,439
	Keihanshin Building Co., Ltd.	249,600	3,217,745
#	Kenedix, Inc.	1,442,000	7,126,691
#*	Leopalace21 Corp.	1,132,200	2,220,418
*	Miyakoshi Holdings, Inc.	800	6,332
	Mugen Estate Co., Ltd.	64,200	310,437
#	Nippon Commercial Development Co., Ltd.	82,300	1,165,687
	Nisshin Group Holdings Co., Ltd.	213,600	721,867
	Prospect Co., Ltd.	3,044,700	1,215,334
	Raysum Co., Ltd.	104,200	919,187
	SAMTY Co., Ltd.	145,350	1,851,690
	Sankyo Frontier Co., Ltd.	23,100	719,602
#	Sansei Landic Co., Ltd.	29,100	228,600
#	Shinoken Group Co., Ltd.	112,600	910,700
	Star Mica Holdings Co., Ltd.	92,100	1,152,989
	Starts Corp., Inc.	242,400	4,975,687
	Sun Frontier Fudousan Co., Ltd.	210,000	1,672,901
	Takara Leben Co., Ltd.	585,400	1,962,916
	TOC Co., Ltd.	358,850	2,271,683
#	Tokyo Rakutenchi Co., Ltd.	19,000	769,182
	Tokyo Theatres Co., Inc.	52,999	602,680
	Tosei Corp.	244,100	2,582,144
	Urbanet Corp. Co., Ltd.	81,400	221,629
	Yasuragi Co., Ltd.	65,300	1,519,208
	Yoshicon Co., Ltd.	3,100	25,864
TOTAL REAL ESTATE			59,388,185

UTILITIES — (1.6%)
	EF-ON, Inc.	88,520	489,171
	eRex Co., Ltd.	160,200	2,110,913
	Hiroshima Gas Co., Ltd.	326,000	1,091,068
	Hokkaido Electric Power Co., Inc.	1,211,300	4,645,794
	Hokkaido Gas Co., Ltd.	99,200	1,465,408
	Hokuriku Electric Power Co.	911,200	5,797,438
#	Hokuriku Gas Co., Ltd.	10,100	290,696
#	K&O Energy Group, Inc.	102,400	1,446,376
	Nippon Gas Co., Ltd.	210,300	9,042,261
	Okinawa Electric Power Co., Inc. (The)	354,017	5,895,924
#*	RENOVA, Inc.	147,600	1,289,907
#	Saibu Gas Co., Ltd.	237,500	5,931,748
	Shikoku Electric Power Co., Inc.	370,000	2,722,526
	Shizuoka Gas Co., Ltd.	364,000	3,336,130

30

The Japanese Small Company Series
continued

	Shares	Value»
UTILITIES — (Continued)
# Toell Co., Ltd.	57,500	$385,644
West Holdings Corp.	114,310	2,316,750
TOTAL UTILITIES		48,257,754
TOTAL COMMON STOCKS
Cost ($2,855,738,783)		2,986,819,175

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	6,579,397	76,130,208
TOTAL INVESTMENTS — (100.0%)
(Cost $2,931,848,272)		$3,062,949,383

ST Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$85,740,246	—	$85,740,246
Consumer Discretionary	—	512,154,473	—	512,154,473
Consumer Staples	—	240,106,703	—	240,106,703
Energy	—	35,666,437	—	35,666,437
Financials	—	256,293,754	—	256,293,754
Health Care	—	144,197,106	—	144,197,106
Industrials	—	889,561,151	—	889,561,151
Information Technology	—	392,248,945	—	392,248,945
Materials	—	323,204,421	—	323,204,421
Real Estate	$330,288	59,057,897	—	59,388,185
Utilities	—	48,257,754	—	48,257,754
Securities Lending Collateral	—	76,130,208	—	76,130,208
TOTAL	$330,288	$3,062,619,095	—	$3,062,949,383

31

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (55.3%)
*	3P Learning, Ltd.	93,233	$55,724
	A2B Australia, Ltd.	267,268	150,036
	Accent Group, Ltd.	2,095,327	2,046,052
	Adairs, Ltd.	643,521	1,034,645
#	Adbri, Ltd.	2,564,728	5,689,561
*	Advance NanoTek, Ltd.	4,230	12,487
*	Ainsworth Game Technology, Ltd.	424,317	121,164
#*	Alkane Resources, Ltd.	2,214,509	1,882,077
	Alliance Aviation Services, Ltd.	104,215	219,613
	ALS, Ltd.	1,381,741	6,309,365
	Altium, Ltd.	171,850	3,893,656
#*	Altura Mining, Ltd.	1,171,741	49,880
	AMA Group, Ltd.	2,283,100	957,419
#*	Amaysim Australia, Ltd.	1,875,509	765,849
	Ansell, Ltd.	700,311	17,801,874
#	AP Eagers, Ltd.	775,292	3,659,369
	APN Property Group, Ltd.	58,003	21,768
	Appen, Ltd.	41,643	988,741
*	Arafura Resources, Ltd.	1,409,526	55,802
	ARB Corp., Ltd.	527,030	6,589,832
#*	Ardent Leisure Group, Ltd.	3,544,964	974,731
	Asaleo Care, Ltd.	1,167,762	820,636
#	AUB Group, Ltd.	478,705	4,873,148
	Aurelia Metals, Ltd.	3,920,282	1,382,055
	Austal, Ltd.	2,278,005	5,134,718
*	Australian Agricultural Co., Ltd.	3,439,805	2,449,444
	Australian Ethical Investment, Ltd.	22,322	103,699
	Australian Finance Group, Ltd.	1,604,223	1,928,439
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,218,654
	Australian Vintage, Ltd.	4,317,004	1,226,600
#	Auswide Bank, Ltd.	106,144	356,206
	AVJennings, Ltd.	7,058,528	2,279,529
*	AVZ Minerals, Ltd.	1,847,793	67,308
*	Axsesstoday, Ltd.	20,251	4,258
	Baby Bunting Group, Ltd.	364,553	817,660
#	Bank of Queensland, Ltd.	2,104,987	9,045,024
	Bapcor, Ltd.	2,252,217	9,288,657
*	Base Resources, Ltd.	393,323	49,157
	Beach Energy, Ltd.	323,968	346,102
#	Bega Cheese, Ltd.	1,535,076	4,744,654
	Bell Financial Group, Ltd.	122,493	100,270
#	Bendigo & Adelaide Bank, Ltd.	977,851	4,775,502
*	Berkeley Energia, Ltd.	27,600	8,587
	Bingo Industries, Ltd.	841,528	1,261,873
#	Blackmores, Ltd.	97,147	5,254,313
	Bravura Solutions, Ltd.	1,621,807	5,111,086
	Breville Group, Ltd.	821,653	12,987,855
	Brickworks, Ltd.	501,379	5,518,029
	BWX, Ltd.	536,568	1,309,498
#*	Byron Energy, Ltd.	89,192	8,695
#*	Cann Group, Ltd.	71,385	39,270
#	Capitol Health, Ltd.	3,495,372	598,791
#*	Cardno, Ltd.	1,127,842	186,156
#*	Carnarvon Petroleum, Ltd.	3,381,086	460,038
	Carsales.com, Ltd.	1,241,587	15,369,380

32

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Cash Converters International, Ltd.	3,582,331	$437,134
*	Catapult Group International, Ltd.	401,552	315,650
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	417,849	1,524,135
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	541,382	1,676,533
#*	Champion Iron, Ltd.	204,512	410,085
	Citadel Group, Ltd. (The)	129,670	286,339
#	City Chic Collective, Ltd.	166,193	335,420
	Class, Ltd.	386,717	357,767
	Clean Seas Seafood, Ltd.	87,730	33,803
*	Clean TeQ Holdings, Ltd.	86,928	8,492
	Cleanaway Waste Management, Ltd.	8,259,761	12,681,824
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,930,509
#	Clover Corp., Ltd.	365,203	542,199
	Codan, Ltd.	670,501	3,317,800
#	Collection House, Ltd.	2,084,920	1,170,898
	Collins Foods, Ltd.	745,683	4,913,992
#*	Cooper Energy, Ltd.	11,837,413	3,097,203
#	Corporate Travel Management, Ltd.	520,840	3,546,526
#	Costa Group Holdings, Ltd.	2,640,354	5,331,937
	Credit Corp. Group, Ltd.	495,925	5,437,892
	CSR, Ltd.	3,273,096	8,424,384
*	CuDeco, Ltd.	387,893	11,805
*	Dacian Gold, Ltd.	687,075	213,105
	Data#3, Ltd.	962,073	3,044,641
	Decmil Group, Ltd.	4,787,692	188,436
	Dicker Data, Ltd.	231,853	1,118,764
	Domain Holdings Australia, Ltd.	1,576,647	3,678,223
	Downer EDI, Ltd.	1,522,862	4,661,442
	DWS, Ltd.	514,109	288,792
#*	Eclipx Group, Ltd.	2,750,087	2,412,229
	Elanor Investor Group	58,263	45,146
	Elders, Ltd.	1,232,076	8,052,821
#*	Electro Optic Systems Holdings, Ltd.	550,311	1,809,556
#*	Emeco Holdings, Ltd.	976,666	679,658
#*	EML Payments, Ltd.	1,313,870	3,089,764
#*	Energy World Corp., Ltd.	87,518	3,694
	Enero Group, Ltd.	10,609	10,339
	EQT Holdings, Ltd.	95,702	1,639,412
	Estia Health, Ltd.	1,663,088	1,777,263
	Euroz, Ltd.	108,281	76,567
	EVENT Hospitality and Entertainment, Ltd.	546,035	3,189,997
#*	FAR, Ltd.	12,771,552	97,611
	Finbar Group, Ltd.	203,868	99,126
*	Fleetwood Corp., Ltd.	347,465	383,716
#	FlexiGroup, Ltd.	2,196,712	1,744,855
	Flight Centre Travel Group, Ltd.	52,732	412,212
#	Freedom Foods Group, Ltd.	362,595	753,183
	G8 Education, Ltd.	5,105,803	3,151,408
#*	Galaxy Resources, Ltd.	2,565,745	1,395,899
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	2,121,566
*	GetSwift, Ltd.	28,980	13,683
*	Gold Road Resources, Ltd.	3,183,092	3,741,029
	GR Engineering Services, Ltd.	55,230	27,697
#*	GrainCorp, Ltd., Class A	1,547,172	4,417,876
#	Grange Resources, Ltd.	449,866	75,643
*	Greenland Minerals, Ltd.	1,692,337	153,627

33

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	GTN, Ltd.	15,394	$4,403
	GUD Holdings, Ltd.	789,679	6,314,801
#	GWA Group, Ltd.	1,782,472	3,447,430
	Hansen Technologies, Ltd.	1,293,047	2,614,693
	Healius, Ltd.	4,144,191	8,756,246
#	Helloworld Travel, Ltd.	40,876	65,373
*	Highfield Resources, Ltd.	160,730	47,319
*	Horizon Oil, Ltd.	714,889	30,683
#	HT&E, Ltd.	1,730,638	1,435,537
#	HUB24, Ltd.	270,391	1,758,889
*	IDM International, Ltd.	958	0
	IGO, Ltd.	3,070,006	10,475,064
	Iluka Resources, Ltd.	1,293,222	7,725,747
*	Image Resources NL	332,933	35,019
	Imdex, Ltd.	2,381,029	1,852,288
*	Immutep, Ltd.	140,912	15,154
*	ImpediMed, Ltd.	417,437	17,967
#	Infigen Energy	6,695,697	4,357,442
	Infomedia, Ltd.	2,776,535	3,312,570
#	Inghams Group, Ltd.	2,191,759	4,874,049
*	Intega Group, Ltd.	1,127,842	181,329
	Integral Diagnostics, Ltd.	304,532	826,198
#	Integrated Research, Ltd.	611,969	1,633,414
#	InvoCare, Ltd.	1,035,492	7,530,126
*	ioneer, Ltd.	330,187	30,093
	IOOF Holdings, Ltd.	2,149,859	7,387,169
	IPH, Ltd.	1,243,670	6,468,344
	IRESS, Ltd.	1,225,060	9,363,863
*	iSelect, Ltd.	96,851	13,828
*	iSentia Group, Ltd.	28,502	2,909
	IVE Group, Ltd.	578,489	326,568
	Japara Healthcare, Ltd.	1,815,991	618,347
#	JB Hi-Fi, Ltd.	505,510	15,124,578
	Johns Lyng Group, Ltd.	198,508	325,130
#	Jumbo Interactive, Ltd.	208,843	1,396,679
#	Jupiter Mines, Ltd.	4,784,049	929,279
	K&S Corp., Ltd.	194,192	171,434
#*	Karoon Energy, Ltd.	3,390,788	1,436,623
*	Kingsgate Consolidated, Ltd.	1,825,067	506,759
	Kogan.com, Ltd.	290,516	2,982,276
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	869,337
	Link Administration Holdings, Ltd.	640,723	1,832,942
#	Lovisa Holdings, Ltd.	122,612	511,284
#*	Lynas Corp., Ltd.	4,844,493	6,574,003
	MACA, Ltd.	1,272,720	764,485
	Macmahon Holdings, Ltd.	5,344,671	944,485
*	MaxiTRANS Industries, Ltd.	396,171	31,575
*	Mayne Pharma Group, Ltd.	10,077,132	2,699,556
	McMillan Shakespeare, Ltd.	490,350	3,099,831
	McPherson's, Ltd.	568,858	1,097,922
*	Medusa Mining, Ltd.	475,938	229,212
#*	Mesoblast, Ltd.	630,272	1,449,689
#*	Metals X, Ltd.	4,002,773	219,391
#	Metcash, Ltd.	7,963,936	15,026,135
	Michael Hill International, Ltd.	1,490,263	338,641
	Michael Hill International, Ltd.	94,305	20,674
*	Millennium Minerals, Ltd.	1,065,474	14,044
*	Mincor Resources NL	50,402	27,431

34

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Mincor Resources NL	4,722	$2,542
#	Mineral Resources, Ltd.	1,127,789	16,699,796
#*	MMA Offshore, Ltd.	4,757,868	215,424
#	MNF Group, Ltd.	194,514	759,354
	Moelis Australia, Ltd.	72,907	176,830
	Monadelphous Group, Ltd.	566,488	4,273,362
	Monash IVF Group, Ltd.	1,738,681	642,089
#	Money3 Corp., Ltd.	926,438	1,005,420
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	814,098	367,495
	Mosaic Brands, Ltd.	5,993	2,999
#*	Motorcycle Holdings, Ltd.	19,615	25,097
	Mount Gibson Iron, Ltd.	3,605,253	1,536,694
#*	Myanmar Metals, Ltd.	494,858	21,554
#*	Myer Holdings, Ltd.	3,707,181	481,211
	MyState, Ltd.	534,849	1,453,575
	Navigator Global Investments, Ltd.	997,653	820,919
#*	nearmap, Ltd.	1,327,876	2,099,748
#	Neometals, Ltd.	626,513	69,705
	Netwealth Group, Ltd.	365,621	2,282,178
	New Energy Solar, Ltd.	196,155	156,554
#	New Hope Corp., Ltd.	2,234,532	2,130,968
*	NEXTDC, Ltd.	2,176,341	14,969,375
	nib holdings, Ltd.	3,098,293	9,887,809
#	Nick Scali, Ltd.	400,543	1,800,544
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	8,966,188
	NRW Holdings, Ltd.	2,939,598	3,853,490
*	Nufarm, Ltd.	1,868,539	5,308,551
#	OFX Group, Ltd.	1,813,799	1,762,587
	OM Holdings, Ltd.	342,290	81,615
	Omni Bridgeway, Ltd.	2,357,576	7,783,594
#*	Onevue Holdings, Ltd.	857,257	219,602
	oOh!media, Ltd.	3,082,993	1,976,344
#*	Orocobre, Ltd.	141,073	228,960
	Orora, Ltd.	6,339,374	11,208,438
#	Over the Wire Holdings, Ltd.	14,661	35,320
	OZ Minerals, Ltd.	2,218,981	17,049,661
#	Pacific Current Group, Ltd.	248,331	942,561
#	Pacific Smiles Group, Ltd.	262,416	285,782
#*	Pact Group Holdings, Ltd.	1,518,087	2,317,449
#*	Paladin Energy, Ltd.	1,235,586	86,736
*	Panoramic Resources, Ltd.	12,524,208	713,001
#*	Pantoro, Ltd.	632,837	118,015
	Peet, Ltd.	928,220	623,219
	Pendal Group, Ltd.	1,950,282	8,159,432
	People Infrastructure, Ltd.	39,313	54,697
	Perenti Global, Ltd.	4,835,224	3,925,745
#	Perpetual, Ltd.	350,481	7,247,936
*	Perseus Mining, Ltd.	9,066,296	8,389,683
#	Platinum Asset Management, Ltd.	2,013,396	5,238,544
*	Pluton Resources, Ltd.	20,710	0
*	Poseidon Nickel, Ltd.	643,832	12,572
#*	Praemium, Ltd.	1,152,591	290,658
	Premier Investments, Ltd.	622,552	7,506,870
	Pro Medicus, Ltd.	300,101	5,526,148
	Propel Funeral Partners, Ltd.	15,509	32,287
	PWR Holdings, Ltd.	169,474	532,217
*	Quickstep Holdings, Ltd.	134,452	7,854
	Ramelius Resources, Ltd.	4,758,357	6,678,966

35

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	446,073	$206,384
#*	Red 5, Ltd.	2,446,021	342,693
	Redcape Hotel Group	111,772	63,505
#	Regis Healthcare, Ltd.	1,192,651	1,165,485
	Regis Resources, Ltd.	3,188,786	11,668,715
#*	Reject Shop, Ltd. (The)	109,654	536,558
	Reliance Worldwide Corp., Ltd.	2,602,124	5,347,105
	Resimac Group, Ltd.	11,841	8,346
*	Resolute Mining, Ltd.	9,170,450	7,351,036
*	Retail Food Group, Ltd.	499,083	24,265
#	Rhipe, Ltd.	298,914	411,800
#	Ridley Corp., Ltd.	1,862,695	934,262
*	RPMGlobal Holdings, Ltd.	192,851	141,239
	RXP Services, Ltd.	70,213	12,146
	Salmat, Ltd.	667,137	310,614
	Sandfire Resources, Ltd.	1,249,475	4,433,895
*	Saracen Mineral Holdings, Ltd.	6,862,422	26,136,505
#	SeaLink Travel Group, Ltd.	390,161	1,199,350
	Select Harvests, Ltd.	697,602	3,049,313
*	Senex Energy, Ltd.	9,572,408	1,518,371
#	Servcorp, Ltd.	366,667	589,862
	Service Stream, Ltd.	2,572,185	3,414,464
#*	Seven West Media, Ltd.	5,378,078	343,896
	SG Fleet Group, Ltd.	393,656	436,936
	Sigma Healthcare, Ltd.	6,192,917	2,681,772
*	Silver Lake Resources, Ltd.	7,807,789	11,695,920
#*	Silver Mines, Ltd.	318,112	23,494
	Sims, Ltd.	1,162,937	6,463,504
	SmartGroup Corp., Ltd.	674,100	2,858,322
	Southern Cross Media Group, Ltd.	13,206,930	1,616,295
	Spark Infrastructure Group	11,180,077	16,697,996
#*	SpeedCast International, Ltd.	1,707,915	698,340
	SRG Global, Ltd.	330,321	48,477
	St Barbara, Ltd.	5,157,916	11,417,576
	Stanmore Coal, Ltd.	46,807	25,417
	Star Entertainment Grp, Ltd. (The)	1,419,985	2,821,406
	Steadfast Group, Ltd.	5,683,479	13,316,653
#*	Strike Energy, Ltd.	2,846,114	419,091
	Sunland Group, Ltd.	1,211,896	967,262
#	Super Retail Group, Ltd.	1,139,326	6,410,231
#*	Superloop, Ltd.	689,422	474,805
#*	Syrah Resources, Ltd.	2,327,569	454,133
	Tassal Group, Ltd.	1,531,815	3,667,755
	Technology One, Ltd.	1,748,272	10,714,003
*	Thorn Group, Ltd.	744,756	43,749
*	Tiger Resources, Ltd.	9,447,997	1,773
	Tribune Resources, Ltd.	14,725	74,143
*	Troy Resources, Ltd.	372,547	21,621
#*	United Malt Grp, Ltd.	1,771,214	5,057,906
	Village Roadshow, Ltd.	942,069	1,416,057
	Virgin Australia Holdings, Ltd.	7,648,897	0
#*	Virgin Australia Holdings, Ltd.	11,131,924	660,664
	Virtus Health, Ltd.	572,516	1,126,172
	Vita Group, Ltd.	450,191	301,720
	Viva Energy Group, Ltd.	2,728,810	3,479,308
*	Vocus Group, Ltd.	4,091,642	8,407,812
#*	Wagners Holding Co., Ltd.	122,838	94,797
#	Webjet, Ltd.	2,056,935	4,809,203
#	Western Areas, Ltd.	1,961,504	3,606,882

36

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Westgold Resources, Ltd.	2,414,524	$3,545,064
	Whitehaven Coal, Ltd.	4,887,743	4,887,412
	WPP AUNZ, Ltd.	1,788,160	348,451
TOTAL AUSTRALIA			793,960,395

CHINA — (0.9%)
	APT Satellite Holdings, Ltd.	80,500	20,836
*	China Boton Group Co., Ltd.	751,028	123,633
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	368,829
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,394,635
	K Wah International Holdings, Ltd.	1,360,000	589,032
	KWG Group Holdings, Ltd.	100,000	169,906
*	Leyou Technologies Holdings, Ltd.	2,990,000	987,142
	SITC International Holdings Co., Ltd.	6,142,000	6,576,485
	TK Group Holdings, Ltd.	1,482,000	431,278
TOTAL CHINA			13,661,776

HONG KONG — (20.9%)
	Aeon Credit Service Asia Co., Ltd.	986,000	696,013
	Aeon Stores Hong Kong Co., Ltd.	248,000	56,931
	Allied Group, Ltd.	655,200	3,895,969
	Allied Properties HK, Ltd.	12,947,857	3,165,238
#	APAC Resources, Ltd.	3,766,513	408,281
*	Apollo Future Mobility Group, Ltd.	8,436,000	528,615
*	Applied Development Holdings, Ltd.	14,125,000	288,931
*	Arts Optical International Hldgs, Ltd.	694,000	82,426
#	Asia Financial Holdings, Ltd.	2,404,908	1,088,196
	Asia Standard Hotel Group, Ltd.	16,351,654	466,560
	Asia Standard International Group, Ltd.	13,222,917	1,544,325
	Asiasec Properties, Ltd.	1,737,000	285,428
	Associated International Hotels, Ltd.	952,000	1,817,503
	Automated Systems Holdings, Ltd.	340,400	36,034
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	110,326
	BOCOM International Holdings Co., Ltd.	817,000	102,549
	BOE Varitronix, Ltd.	3,807,293	1,217,257
#	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,144,273
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,884
	Build King Holdings, Ltd.	440,000	46,282
*	Burwill Holdings, Ltd.	37,300,960	64,009
	Cafe de Coral Holdings, Ltd.	3,090,000	6,423,322
#*	Camsing International Holding, Ltd.	3,238,000	90,867
	Century City International Holdings, Ltd.	7,111,460	368,627
	CGN Mining Co., Ltd.	5,195,000	202,154
	Chen Hsong Holdings	1,296,000	303,091
	Cheuk Nang Holdings, Ltd.	753,768	346,383
#	Chevalier International Holdings, Ltd.	820,989	1,093,336
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,621
#*	China Best Group Holding, Ltd.	4,250,000	59,374
#*	China Energy Development Holdings, Ltd.	61,178,000	1,344,519
	China Motor Bus Co., Ltd.	67,800	816,489
	China New Higher Education Group, Ltd.	619,000	412,557
*	China Solar Energy Holdings, Ltd.	1,669,500	7,270
#	China Star Entertainment, Ltd.	11,410,000	2,510,358
#*	China Strategic Holdings, Ltd.	80,821,250	293,232
*	China Tonghai International Financial, Ltd.	1,300,000	50,734
	Chinese Estates Holdings, Ltd.	3,459,000	2,305,475
*	Chinlink International Holdings, Ltd.	944,800	79,632

37

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Chinney Investments, Ltd.	1,180,000	$255,910
	Chong Hing Bank, Ltd.	234,000	287,967
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,570,644
	Chuang's China Investments, Ltd.	8,811,407	422,852
	Chuang's Consortium International, Ltd.	7,519,043	1,050,294
#	CK Life Sciences Intl Holdings, Inc.	21,790,000	2,624,752
	CMBC Capital Holdings, Ltd.	4,940,000	105,006
	CNQC International Holdings, Ltd.	4,627,500	408,951
	CNT Group, Ltd.	7,979,264	373,220
	Convenience Retail Asia, Ltd.	664,000	314,550
#*	Convoy Global Holdings, Ltd.	38,622,000	155,973
#*	Cosmopolitan International Holdings, Ltd.	880,000	149,185
#	Cowell e Holdings, Inc.	4,444,000	1,598,650
*	Crocodile Garments	801,000	36,259
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,265,929
	CSI Properties, Ltd.	47,866,383	1,505,995
*	CST Group, Ltd.	144,064,000	406,569
*	CW Group Holdings, Ltd.	1,361,500	7,606
	Dah Sing Banking Group, Ltd.	3,977,516	3,649,962
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,250,132
	Dickson Concepts International, Ltd.	1,620,500	943,588
*	Digital Domain Holdings, Ltd.	2,310,000	14,066
*	Dingyi Group Investment, Ltd.	6,285,000	30,801
#	Dynamic Holdings, Ltd.	78,000	118,939
	Eagle Nice International Holdings, Ltd.	2,194,000	762,427
	EcoGreen International Group, Ltd.	1,994,640	307,003
*	eForce Holdings, Ltd.	8,784,000	142,895
*	Emperor Capital Group, Ltd.	32,721,000	565,526
	Emperor Entertainment Hotel, Ltd.	5,165,000	696,666
#	Emperor International Holdings, Ltd.	10,584,753	1,769,633
	Emperor Watch & Jewellery, Ltd.	35,970,000	567,992
*	Energy International Investments Holdings, Ltd.	1,960,000	17,759
#*	ENM Holdings, Ltd.	16,260,000	1,351,696
*	Esprit Holdings, Ltd.	17,302,750	1,890,138
*	Eternity Investment, Ltd.	820,000	15,648
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,851,379
	Far East Consortium International, Ltd.	11,349,130	3,720,766
*	Far East Holdings International, Ltd.	606,000	8,497
#*	FIH Mobile, Ltd.	33,510,000	3,612,461
	First Pacific Co., Ltd.	16,870,000	3,236,687
*	First Shanghai Investments, Ltd.	6,672,000	312,330
	Fountain SET Holdings, Ltd.	6,594,000	825,797
	Four Seas Mercantile Holdings, Ltd.	610,000	205,406
*	Freeman Fintech Corp, Ltd.	13,680,000	119,141
	GDH Guangnan Holdings, Ltd.	2,363,600	193,535
*	Genting Hong Kong, Ltd.	483,000	35,681
	Get Nice Financial Group, Ltd.	2,438,600	204,659
	Get Nice Holdings, Ltd.	59,028,000	1,014,150
	Giordano International, Ltd.	12,290,000	1,868,874
	Glorious Sun Enterprises, Ltd.	4,616,000	507,223
*	Glory Sun Land Group, Ltd.	3,081,000	181,284
	Gold Peak Industries Holdings, Ltd.	3,029,642	250,792
	Golden Resources Development International, Ltd.	4,082,500	296,397
#*	Gold-Finance Holdings, Ltd.	9,580,000	16,687
*	Good Resources Holdings, Ltd.	9,720,000	90,127
*	Goodbaby International Holdings, Ltd.	7,131,000	804,836
*	GR Properties, Ltd.	3,822,000	725,302
	Great Eagle Holdings, Ltd.	1,068,349	2,696,852

38

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
#*	Great Harvest Maeta Group Holdings, Ltd.	1,237,500	$159,677
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,050
*	Greentech Technology International, Ltd.	8,860,000	115,202
*	G-Resources Group, Ltd.	248,784,600	1,223,749
#	Guotai Junan International Holdings, Ltd.	31,755,797	4,167,296
#	Haitong International Securities Group, Ltd.	21,115,400	5,068,001
	Hang Lung Group, Ltd.	2,192,000	5,129,699
	Hanison Construction Holdings, Ltd.	2,713,649	367,737
*	Hao Tian Development Group, Ltd.	19,412,400	580,849
#	Harbour Centre Development, Ltd.	935,500	1,001,392
#	HKBN, Ltd.	4,226,500	7,411,431
*	HKBridge Financial Holdings, Ltd.	103,000	6,673
	HKR International, Ltd.	7,149,369	3,203,820
	Hon Kwok Land Investment Co., Ltd.	388,800	127,883
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	763,374
#*	Hong Kong Finance Investment Holding Group, Ltd.	9,182,000	890,127
	Hong Kong Shanghai Alliance Holdings, Ltd.	262,002	9,677
#	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,307,563
	Hongkong Chinese, Ltd.	5,038,000	482,747
	Hop Hing Group Holdings, Ltd.	13,596,000	105,396
	Hsin Chong Group Holdings, Ltd.	10,243,403	346,932
	Hung Hing Printing Group, Ltd.	3,040,000	393,656
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,438,000	2,142,519
	Hypebeast, Ltd.	447,500	48,009
	Hysan Development Co., Ltd.	911,000	2,940,923
*	I-CABLE Communications, Ltd.	4,080,000	35,757
*	Imagi International Holdings, Ltd.	2,388,984	220,217
	International Housewares Retail Co., Ltd.	2,042,000	491,505
	IPE Group, Ltd.	3,345,000	295,216
*	IRC, Ltd.	37,862,266	417,474
	IT, Ltd.	5,174,532	759,692
#	ITC Properties Group, Ltd.	6,476,100	778,101
	Jacobson Pharma Corp., Ltd.	3,616,000	640,822
	Johnson Electric Holdings, Ltd.	2,863,992	5,093,657
*	Kader Holdings Co., Ltd.	578,000	45,900
	Kam Hing International Holdings, Ltd.	1,822,000	93,054
	Karrie International Holdings, Ltd.	2,440,000	332,105
#	Keck Seng Investments	912,600	400,930
	Kerry Logistics Network, Ltd.	3,771,500	5,027,930
	Kerry Properties, Ltd.	352,500	915,665
	Kingmaker Footwear Holdings, Ltd.	2,386,955	194,358
	Kowloon Development Co., Ltd.	3,133,000	3,418,095
	Kwoon Chung Bus Holdings, Ltd.	44,000	13,079
#	Lai Sun Development Co., Ltd.	1,976,896	2,076,508
	Lai Sun Garment International, Ltd.	665,530	687,453
	Lam Soon Hong Kong, Ltd.	317,310	484,491
*	Landing International Development, Ltd.	6,360,400	206,042
	Landsea Green Group Co., Ltd.	3,016,000	265,282
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	2,532,500	395,837
#*	Lerthai Group, Ltd.	40,000	25,336
	Lifestyle International Holdings, Ltd.	3,713,000	3,064,247
	Lippo China Resources, Ltd.	21,162,000	424,163
	Lippo, Ltd.	1,161,700	345,865
	Liu Chong Hing Investment, Ltd.	1,511,200	1,389,116
	L'Occitane International SA	2,278,500	3,841,200
	Luk Fook Holdings International, Ltd.	3,704,000	8,052,744
	Luks Group Vietnam Holdings Co., Ltd.	514,913	80,774
	Lung Kee Bermuda Holdings	1,521,875	405,208

39

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Macau Legend Development, Ltd.	19,573,000	$2,661,653
	Magnificent Hotel Investment, Ltd.	13,170,000	198,203
	Man Wah Holdings, Ltd.	14,769,200	14,223,951
	Mason Group Holdings, Ltd.	111,713,399	362,793
	Master Glory Group, Ltd.	972,981	6,126
	Matrix Holdings, Ltd.	1,067,414	408,835
	Melbourne Enterprises, Ltd.	39,500	876,317
	Melco International Development, Ltd.	2,371,000	4,622,734
*	Midland Holdings, Ltd.	4,053,897	420,110
	Ming Fai International Holdings, Ltd.	2,064,000	189,864
	Miramar Hotel & Investment	1,144,000	2,040,876
	Modern Dental Group, Ltd.	2,865,000	560,559
#	Nameson Holdings, Ltd.	7,744,000	401,047
	Nanyang Holdings, Ltd.	133,500	724,512
	National Electronics Hldgs	2,668,600	358,089
*	National United Resources Holdings, Ltd.	18,280,000	62,738
*	Neo-Neon Holdings, Ltd.	2,625,500	175,768
	New Century Group Hong Kong, Ltd.	10,039,464	137,455
#*	NewOcean Energy Holdings, Ltd.	9,822,000	927,644
*	Nimble Holdings Co., Ltd.	912,000	39,958
#	NOVA Group Holdings, Ltd.	165,000	3,144
	NWS Holdings, Ltd.	188,000	163,532
#	OP Financial, Ltd.	8,336,000	950,558
	Oriental Watch Holdings	3,590,800	919,959
#	Oshidori International Holdings, Ltd.	20,024,400	2,492,205
	Pacific Andes International Holdings, Ltd.	19,435,067	68,708
	Pacific Basin Shipping, Ltd.	35,877,000	5,274,491
	Pacific Textiles Holdings, Ltd.	8,566,000	4,152,107
	Pak Fah Yeow International, Ltd.	5,000	1,460
	Paliburg Holdings, Ltd.	3,180,830	819,529
#	Paradise Entertainment, Ltd.	3,672,000	370,003
*	PC Partner Group, Ltd.	2,362,000	316,189
	PCCW, Ltd.	1,280,000	731,857
#*	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	9,553
	Perfect Shape Medical, Ltd.	3,452,000	1,240,714
#	Pico Far East Holdings, Ltd.	5,924,000	904,786
	Playmates Holdings, Ltd.	7,082,000	795,584
*	Playmates Toys, Ltd.	3,612,000	116,859
	Plover Bay Technologies, Ltd.	2,032,000	260,633
#	Pokfulam Development Co., Ltd.	234,000	376,072
	Polytec Asset Holdings, Ltd.	13,613,026	1,358,341
*	PT International Development Co., Ltd.	8,345,150	349,854
	Public Financial Holdings, Ltd.	3,160,000	870,808
*	PYI Corp., Ltd.	29,369,973	257,143
	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	12,860,000	286,127
#	Regal Hotels International Holdings, Ltd.	2,953,800	1,168,617
#	Regina Miracle International Holdings, Ltd.	2,346,000	669,965
#	Sa Sa International Holdings, Ltd.	11,432,747	1,939,375
	Safety Godown Co., Ltd.	400,000	533,558
	SAS Dragon Holdings, Ltd.	2,182,000	639,625
#	SEA Holdings, Ltd.	1,711,523	1,253,592
	Shangri-La Asia, Ltd.	1,612,000	1,392,919
	Shenwan Hongyuan HK, Ltd.	4,506,250	514,011
	Shun Ho Property Investments, Ltd.	1,254,757	280,875
	Shun Tak Holdings, Ltd.	11,755,419	4,401,408
*	Sincere Watch Hong Kong, Ltd.	4,450,000	42,172
	Sing Pao Media Enterprises	250,511	0
40

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Sing Tao News Corp., Ltd.	1,974,000	$357,918
	Singamas Container Holdings, Ltd.	12,802,000	843,348
	SIS International Holdings	34,000	7,222
	Sitoy Group Holdings, Ltd.	2,247,000	137,067
	SmarTone Telecommunications Holdings, Ltd.	3,727,481	2,001,404
*	SOCAM Development, Ltd.	1,372,170	297,317
*	Solomon Systech International, Ltd.	11,998,000	323,637
	Soundwill Holdings, Ltd.	690,500	615,363
*	South China Holdings Co., Ltd.	17,774,502	295,274
	Stella International Holdings, Ltd.	2,604,500	2,671,201
*	Success Universe Group, Ltd.	6,716,000	133,755
#*	Summit Ascent Holdings, Ltd.	7,740,000	573,662
	Sun Hung Kai & Co., Ltd.	5,271,429	2,074,946
	SUNeVision Holdings, Ltd.	2,029,000	1,597,553
*	Synergy Group Holdings International, Ltd.	230,000	6,772
#	TAI Cheung Holdings, Ltd.	2,327,000	1,482,638
	Tai Sang Land Development, Ltd.	798,910	423,029
*	Talent Property Group, Ltd.	4,305,000	16,076
#	Tan Chong International, Ltd.	1,176,000	293,201
#	Tao Heung Holdings, Ltd.	1,802,000	233,368
	Television Broadcasts, Ltd.	2,926,700	3,411,148
*	Termbray Industries International Holdings, Ltd.	1,314,900	46,540
	Texwinca Holdings, Ltd.	6,964,000	1,030,555
*	Theme International Holdings, Ltd.	5,990,000	62,806
	Tian Teck Land, Ltd.	1,024,000	746,792
#*	TOM Group, Ltd.	1,146,000	173,370
#	Town Health International Medical Group, Ltd.	5,606,115	93,309
	Tradelink Electronic Commerce, Ltd.	6,206,000	722,799
	Transport International Holdings, Ltd.	1,590,602	3,091,419
*	Trinity, Ltd.	850,000	13,125
	Tsui Wah Holdings, Ltd.	1,322,000	53,929
	Union Medical Healthcare, Ltd.	1,377,097	704,369
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,753,795
*	Universal Technologies Holdings, Ltd.	1,730,000	32,295
*	Up Energy Development Group, Ltd.	3,929,000	12,268
*	Value Convergence Holdings, Ltd.	4,844,000	147,826
#	Value Partners Group, Ltd.	4,836,000	2,465,261
#	Valuetronics Holdings, Ltd.	3,079,850	1,224,987
	Vanke Overseas Investment Holding Co., Ltd.	49,000	17,841
	Vantage International Holdings, Ltd.	1,976,000	127,476
	Vedan International Holdings, Ltd.	3,576,000	345,742
#	Vitasoy International Holdings, Ltd.	1,341,000	5,154,407
#	VPower Group International Holdings, Ltd.	779,000	425,907
#	VSTECS Holdings, Ltd.	6,665,600	3,602,936
	VTech Holdings, Ltd.	1,438,200	8,663,965
	Wai Kee Holdings, Ltd.	7,038,738	3,476,257
	Wang On Group, Ltd.	40,100,000	383,776
	Win Hanverky Holdings, Ltd.	808,000	31,514
	Wing On Co. International, Ltd.	759,000	1,711,508
	Wing Tai Properties, Ltd.	2,187,331	1,119,455
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	124,868
	Xinyi Glass Holdings, Ltd.	3,274,000	4,040,516
	YGM Trading, Ltd.	447,000	162,076
#	YT Realty Group, Ltd.	3,450,008	933,557
	Yue Yuen Industrial Holdings, Ltd.	802,500	1,223,225
#*	Yunfeng Financial Group, Ltd.	280,000	117,906
	Zensun Enterprises, Ltd.	1,740,000	79,036
#*	Zhaobangji Properties Holdings, Ltd.	784,000	121,726
TOTAL HONG KONG			300,793,925

41

The Asia Pacific Small Company Series
continued

		Shares	Value»
JAPAN — (0.0%)
	Honma Golf, Ltd.	1,060,000	$450,115

NEW ZEALAND — (6.6%)
	Abano Healthcare Group, Ltd.	68,521	134,568
	Air New Zealand, Ltd.	218,896	187,732
#	Arvida Group, Ltd.	751,791	707,393
	Briscoe Group, Ltd.	5,431	11,050
*	CBL Corp., Ltd.	47,180	18,097
	Chorus, Ltd.	3,219,258	15,594,265
	Colonial Motor Co., Ltd. (The)	144,588	640,718
#*	Comvita, Ltd.	52,637	86,748
	Fletcher Building, Ltd.	135,080	325,061
	Freightways, Ltd.	984,862	4,598,578
	Genesis Energy, Ltd.	1,941,867	3,813,725
#	Gentrack Group, Ltd.	71,302	65,301
#	Hallenstein Glasson Holdings, Ltd.	326,057	747,941
	Heartland Group Holdings, Ltd.	1,963,362	1,567,119
	Infratil, Ltd.	4,368,506	13,326,950
#	Investore Property, Ltd.	551,549	656,842
	Kathmandu Holdings, Ltd.	2,598,560	1,913,228
	Mainfreight, Ltd.	316,713	8,085,312
	Metlifecare, Ltd.	1,045,171	3,499,787
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	455,081
	NEW Zealand King Salmon Investments, Ltd.	51,906	63,088
	New Zealand Refining Co., Ltd. (The)	965,490	459,005
#*	NZME, Ltd.	945,851	172,331
	NZX, Ltd.	1,414,768	1,283,442
	Oceania Healthcare, Ltd.	629,369	368,150
*	Pacific Edge, Ltd.	546,889	97,279
	PGG Wrightson, Ltd.	120,785	210,558
#	Port of Tauranga, Ltd.	285,462	1,429,508
*	Pushpay Holdings, Ltd.	815,501	4,656,915
*	Restaurant Brands New Zealand, Ltd.	171,783	1,313,960
*	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,600,877
	Scales Corp., Ltd.	462,215	1,465,533
	Scott Technology, Ltd.	47,518	50,856
*	Serko, Ltd.	49,653	106,379
#	Skellerup Holdings, Ltd.	806,301	1,119,601
*	SKY Network Television, Ltd.	2,821,003	274,288
	SKYCITY Entertainment Group, Ltd.	5,101,527	7,934,263
	Steel & Tube Holdings, Ltd.	575,667	234,564
	Summerset Group Holdings, Ltd.	1,369,259	5,737,711
*	Synlait Milk, Ltd.	375,719	1,728,313
#	Tourism Holdings, Ltd.	712,961	917,668
*	TOWER, Ltd.	2,581,956	1,045,564
#	Trustpower, Ltd.	252,846	1,137,765
	Turners Automotive Group, Ltd.	50,113	68,410
	Vector, Ltd.	167,421	389,669
	Vista Group International, Ltd.	458,004	431,767
	Warehouse Group, Ltd. (The)	360,516	481,753
#	Z Energy, Ltd.	1,809,064	3,173,036
TOTAL NEW ZEALAND			94,387,749

SINGAPORE — (13.3%)
*	Abterra, Ltd.	230,320	1,206
	Accordia Golf Trust	5,267,200	2,601,220
	AEM Holdings, Ltd.	1,492,200	3,396,966
#	Amara Holdings, Ltd.	974,800	247,887

42

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
	Ascendas India Trust	5,731,200	$5,557,438
	Avarga, Ltd.	3,076,900	347,346
#*	Banyan Tree Holdings, Ltd.	1,214,100	215,483
#	Best World International, Ltd.	2,911,550	528,157
#*	Bonvests Holdings, Ltd.	950,000	595,780
#	Boustead Singapore, Ltd.	2,320,982	1,043,729
#	Bukit Sembawang Estates, Ltd.	1,248,703	3,465,715
	Bund Center Investment, Ltd.	659,825	230,598
#	Centurion Corp., Ltd.	1,405,100	364,055
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,956,435
#	China Sunsine Chemical Holdings, Ltd.	3,917,000	990,122
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,617,851
	Chuan Hup Holdings, Ltd.	3,937,600	554,900
	Civmec, Ltd.	162,700	39,185
	ComfortDelGro Corp., Ltd.	2,033,300	2,136,812
#*	COSCO Shipping International Singapore Co., Ltd.	8,272,600	1,230,407
#*	Creative Technology, Ltd.	440,200	953,137
#	CSE Global, Ltd.	2,713,000	783,272
	Del Monte Pacific, Ltd.	2,449,764	181,361
#	Delfi, Ltd.	885,400	469,329
*	DMX Technologies Group, Ltd.	2,096,000	0
	Elec & Eltek International Co., Ltd.	184,100	422,638
#*	Ezion Holdings, Ltd.	37,245,878	216,484
#*	Ezra Holdings, Ltd.	12,568,855	18,579
#	Far East Orchard, Ltd.	1,249,303	944,490
#	First Resources, Ltd.	5,615,400	5,641,337
#	First Sponsor Group, Ltd.	484,728	399,725
#	Food Empire Holdings, Ltd.	1,473,700	565,889
#	Fragrance Group, Ltd.	6,077,000	502,595
#	Fraser and Neave, Ltd.	162,900	162,121
#	Frencken Group, Ltd.	2,124,300	1,353,860
	Fu Yu Corp., Ltd.	3,824,600	664,494
*	Gallant Venture, Ltd.	5,262,600	427,624
	Geo Energy Resources, Ltd.	3,837,000	315,933
#	GK Goh Holdings, Ltd.	1,484,065	807,254
#	GL, Ltd.	3,605,600	1,554,892
	Golden Agri-Resources, Ltd.	38,086,600	4,075,889
	Golden Energy & Resources, Ltd.	603,700	69,593
	GP Industries, Ltd.	2,406,509	1,001,744
	GuocoLand, Ltd.	1,932,314	2,034,676
#*	Halcyon Agri Corp., Ltd.	1,760,948	275,628
	Hanwell Holdings, Ltd.	1,820,619	253,605
	Haw Par Corp., Ltd.	368,400	2,605,467
#	Hiap Hoe, Ltd.	498,000	231,486
#	Hi-P International, Ltd.	1,001,600	769,608
#	Ho Bee Land, Ltd.	1,656,200	2,512,675
	Hong Fok Corp., Ltd.	3,566,294	1,824,803
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,110,900	754,582
#	Hong Leong Finance, Ltd.	1,002,000	1,798,467
	Hotel Grand Central, Ltd.	1,660,083	1,159,025
#	Hour Glass, Ltd. (The)	1,879,432	933,839
	HRnetgroup, Ltd.	44,100	15,721
	Hutchison Port Holdings Trust	25,256,400	2,433,909
	Hwa Hong Corp., Ltd.	2,123,500	452,182
#*	Hyflux, Ltd.	3,707,700	48,664
#	iFAST Corp., Ltd.	956,000	971,167
#	IGG, Inc.	9,421,000	7,747,995
	Indofood Agri Resources, Ltd.	3,647,200	795,004

43

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
	Japfa, Ltd.	3,244,210	$1,604,559
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#*	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,574,231
#	KSH Holdings, Ltd.	1,278,300	308,919
#	Lian Beng Group, Ltd.	2,957,600	896,219
#	Low Keng Huat Singapore, Ltd.	949,800	262,122
	Lum Chang Holdings, Ltd.	1,102,130	265,306
	Mandarin Oriental International, Ltd.	1,574,400	2,385,350
	Metro Holdings, Ltd.	3,069,792	1,644,204
	Mewah International, Inc.	89,000	13,030
	Micro-Mechanics Holdings, Ltd.	19,300	24,594
#*	Midas Holdings, Ltd.	9,643,353	249,111
#*	mm2 Asia, Ltd.	3,521,000	499,817
	Nera Telecommunications, Ltd.	951,000	123,479
	NetLink NBN Trust	7,798,200	5,447,129
#	NSL, Ltd.	409,900	219,615
	OUE, Ltd.	2,207,800	1,892,390
#	Oxley Holdings, Ltd.	7,491,097	1,275,432
#	Pan-United Corp., Ltd.	2,435,750	535,377
#	Penguin International, Ltd.	1,129,132	389,529
#	Perennial Real Estate Holdings, Ltd.	167,100	113,231
	Q&M Dental Group Singapore, Ltd.	2,102,100	640,810
#	QAF, Ltd.	1,665,280	936,985
*	Raffles Education Corp., Ltd.	5,429,723	451,268
	Raffles Medical Group, Ltd.	7,631,795	5,053,868
#	Riverstone Holdings, Ltd.	1,431,300	2,699,767
#	Roxy-Pacific Holdings, Ltd.	505,740	128,604
#	SBS Transit, Ltd.	855,500	1,837,777
	Sembcorp Industries, Ltd.	7,106,600	8,995,943
#*	Sembcorp Marine, Ltd.	1,925,500	592,933
	Sheng Siong Group, Ltd.	5,499,100	6,534,498
*	SHS Holdings, Ltd.	2,175,300	253,834
#	SIA Engineering Co., Ltd.	2,031,100	2,895,035
#	SIIC Environment Holdings, Ltd.	5,890,920	872,123
#	Sinarmas Land, Ltd.	7,118,700	899,114
#	Sing Holdings, Ltd.	1,579,500	398,798
	Sing Investments & Finance, Ltd.	350,675	303,212
#	Singapore Post, Ltd.	12,106,600	6,730,743
#	Singapore Press Holdings, Ltd.	7,633,400	6,994,136
	Singapore Reinsurance Corp., Ltd.	1,514,530	326,735
	Singapore Shipping Corp., Ltd.	1,640,700	300,629
#	Stamford Land Corp., Ltd.	3,297,700	819,979
#	StarHub, Ltd.	5,997,300	5,618,806
	Straco Corp., Ltd.	130,000	47,696
	Straits Trading Co., Ltd.	11,800	13,580
#	Sunningdale Tech, Ltd.	1,295,460	928,585
*	SunVic Chemical Holdings, Ltd.	526,945	1,550
#*	Swiber Holdings, Ltd.	2,895,250	42,382
#	Tuan Sing Holdings, Ltd.	5,503,116	1,114,365
#	UMS Holdings, Ltd.	2,839,175	1,845,007
	United Industrial Corp., Ltd.	119,269	189,014
	United Overseas Insurance, Ltd.	181,850	886,150
	UOB-Kay Hian Holdings, Ltd.	2,318,060	1,937,250
	Venture Corp., Ltd.	829,700	9,696,450
	Vicom, Ltd.	568,400	921,826
#	Wee Hur Holdings, Ltd.	2,769,000	386,293
#	Wing Tai Holdings, Ltd.	4,165,367	5,366,975
	Yangzijiang Shipbuilding Holdings Ltd.	15,845,500	10,667,082

44

The Asia Pacific Small Company Series
continued

	Shares	Value»
SINGAPORE — (Continued)
Yeo Hiap Seng, Ltd.	223,731	$134,967
* Yongnam Holdings, Ltd.	1,175,475	79,558
TOTAL SINGAPORE		190,540,006

UNITED STATES — (0.3%)
* Samsonite International SA	4,418,400	4,506,946
#* Sundance Energy, Inc.	972	2,799
TOTAL UNITED STATES		4,509,745
TOTAL COMMON STOCKS		1,398,303,711

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
* Banyan Tree Holdings, Ltd. Warrants 07/14/20	72,846	0
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
* First Sponsor Group, Ltd. Warrants 05/30/24	48,473	1,791
TOTAL SINGAPORE		1,791
TOTAL INVESTMENT SECURITIES
(Cost $1,616,742,648)		1,398,305,502

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,313,324	38,338,471
TOTAL INVESTMENTS — (100.0%)
(Cost $1,655,074,487)		$1,436,643,973

SA Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,542	$793,957,853	—	$793,960,395
China	—	13,661,776	—	13,661,776
Hong Kong	24,050	300,769,875	—	300,793,925
Japan	—	450,115	—	450,115
New Zealand	—	94,387,749	—	94,387,749
Singapore	—	190,540,006	—	190,540,006
United States	2,799	4,506,946	—	4,509,745
Rights/Warrants
Singapore	—	1,791	—	1,791
Securities Lending Collateral	—	38,338,471	—	38,338,471
TOTAL	$29,391	$1,436,614,582	—	$1,436,643,973

45

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (2.4%)
	4imprint Group P.L.C.	151,995	$4,633,930
	Ascential P.L.C.	566,257	2,031,372
	Bloomsbury Publishing P.L.C.	238,221	589,241
	Centaur Media P.L.C.	531,249	157,996
	Cineworld Group P.L.C.	4,284,252	3,216,195
	Daily Mail & General Trust P.L.C., Class A	1,028,577	8,787,003
	Euromoney Institutional Investor P.L.C.	666,105	6,497,215
*	Frontier Developments P.L.C.	13,843	317,098
	Future P.L.C.	30,182	476,381
	Gamma Communications P.L.C.	61,290	980,700
#	Hyve Group P.L.C.	1,406,911	1,733,890
	Kin & Carta P.L.C.	865,292	659,400
	Next Fifteen Communications Group P.L.C.	14,014	61,720
	Reach P.L.C.	1,977,231	1,897,614
	STV Group P.L.C.	4,868	14,109
#	TalkTalk Telecom Group P.L.C.	4,234,555	4,497,636
TOTAL COMMUNICATION SERVICES			36,551,500

CONSUMER DISCRETIONARY — (18.5%)
	888 Holdings P.L.C.	1,839,698	3,978,938
	AA P.L.C.	3,702,353	1,046,956
#*	ASOS P.L.C.	196,305	8,343,438
	B&M European Value Retail SA	2,733,407	13,454,936
	Bellway P.L.C.	533,292	16,796,690
*	Boohoo Group P.L.C.	1,127,097	5,771,774
	Card Factory P.L.C.	1,437,670	897,911
	Coats Group P.L.C.	1,995,752	1,389,079
	Countryside Properties P.L.C.	2,676,835	10,961,439
	Crest Nicholson Holdings P.L.C.	1,909,331	4,667,379
	De La Rue P.L.C.	199,975	49,558
#*	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	2,433,545
#	Dignity P.L.C.	199,780	611,980
	Dixons Carphone P.L.C.	5,371,390	5,969,710
	Domino's Pizza Group P.L.C.	3,598,386	13,812,170
	Dunelm Group P.L.C.	685,419	10,097,873
*	Frasers Group P.L.C.	1,417,210	5,370,142
	Fuller Smith & Turner P.L.C., Class A	142,476	1,355,410
	Games Workshop Group P.L.C.	205,563	20,425,881
*	Gamesys Group P.L.C.	401,119	4,256,314
	GoCo Group P.L.C.	1,974,958	2,362,487
	Greggs P.L.C.	617,131	12,377,220
	Gym Group P.L.C. (The)	780,185	1,472,651
	Halfords Group P.L.C.	1,028,345	1,942,382
	Headlam Group P.L.C.	489,448	1,717,460
	Henry Boot P.L.C.	511,690	1,603,320
#	Hollywood Bowl Group P.L.C.	228,840	443,020
	Hostelworld Group P.L.C.	238,318	189,031
	Inchcape P.L.C.	2,472,981	15,028,805
	J D Wetherspoon P.L.C.	481,563	5,991,110
	Joules Group P.L.C.	3,586	4,902
	Lookers P.L.C.	1,317,719	344,080
	Marks & Spencer Group P.L.C.	6,191,388	7,592,296

46

The United Kingdom Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Marston's P.L.C.	4,835,134	$3,199,897
	McCarthy & Stone P.L.C.	2,635,358	2,332,273
*	Mitchells & Butlers P.L.C.	1,558,365	3,628,845
	MJ Gleeson P.L.C.	222,626	1,812,627
	Moneysupermarket.com Group P.L.C.	3,466,544	13,905,685
	Motorpoint group P.L.C.	48,046	152,617
#	N Brown Group P.L.C.	1,105,077	481,414
	On the Beach Group P.L.C.	818,546	2,982,072
#*	Pendragon P.L.C.	5,138,173	569,764
	Pets at Home Group P.L.C.	3,218,903	9,523,165
	Photo-Me International P.L.C.	1,599,011	1,086,659
	Playtech P.L.C.	1,945,007	6,795,883
	PPHE Hotel Group, Ltd.	5,924	80,250
	Rank Group P.L.C.	956,436	1,735,838
	Redrow P.L.C.	1,433,942	7,647,313
	Restaurant Group P.L.C. (The)	369,088	258,652
	SIG P.L.C.	1,044,503	394,744
*	Sportech P.L.C.	408,363	94,330
	SSP Group P.L.C.	2,958,081	9,427,153
*	Studio Retail Group P.L.C.	246,067	677,114
	Superdry P.L.C.	233,482	411,025
#	Ted Baker P.L.C.	227,429	237,444
	TEN Entertainment Group P.L.C.	5,930	12,506
#*	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	61,520	141,387
	Topps Tiles P.L.C.	840,804	461,335
#	TUI AG	155,118	735,075
	Vertu Motors P.L.C.	740,242	224,543
	Vistry Group P.L.C.	1,436,468	12,652,827
	Vitec Group P.L.C. (The)	207,102	1,743,090
	Vivo Energy P.L.C.	92,052	91,719
	WH Smith P.L.C.	704,933	9,597,208
	William Hill P.L.C.	5,240,138	7,403,385
TOTAL CONSUMER DISCRETIONARY			283,257,726

CONSUMER STAPLES — (6.5%)
	A.G. Barr P.L.C.	724,463	4,054,337
	Anglo-Eastern Plantations P.L.C.	118,624	727,447
	Bakkavor Group P.L.C.	53,586	46,862
	Britvic P.L.C.	1,585,438	15,098,086
	C&C Group P.L.C.	280,966	800,911
	Carr's Group P.L.C.	349,511	473,963
	Cranswick P.L.C.	379,748	17,010,461
	Devro P.L.C.	1,069,098	1,992,979
	Fevertree Drinks P.L.C.	610,255	15,469,636
	Greencore Group P.L.C.	3,458,542	5,380,195
	Hilton Food Group P.L.C.	274,384	4,293,159
	McBride P.L.C.	603,682	467,106
	McColl's Retail Group P.L.C.	60,390	31,336
#	Naked Wines P.L.C.	221,368	1,212,531
	Nichols P.L.C.	2,884	47,225
*	Premier Foods P.L.C.	3,124,833	2,693,935
	PZ Cussons P.L.C.	1,740,868	3,985,868
	Stock Spirits Group P.L.C.	1,129,699	3,269,788
	Tate & Lyle P.L.C.	2,642,463	21,844,515
TOTAL CONSUMER STAPLES			98,900,340

47

The United Kingdom Small Company Series
continued

		Shares	Value»
ENERGY — (2.3%)
#*	Afren P.L.C.	5,446,344	$0
	Anglo Pacific Group P.L.C.	1,057,752	1,759,929
*	Cairn Energy P.L.C.	3,709,495	5,398,341
	Diversified Gas & Oil P.L.C.	221,789	262,979
#*	EnQuest P.L.C.	11,735,227	2,128,472
#	Genel Energy P.L.C.	757,979	1,217,462
	Gulf Keystone Petroleum, Ltd.	1,358,998	1,502,655
	Hunting P.L.C.	1,070,269	2,799,982
#*	Hurricane Energy P.L.C.	2,320,500	167,143
	John Wood Group P.L.C.	3,752,826	8,998,459
*	Lamprell P.L.C.	1,148,964	283,697
#	Petrofac, Ltd.	1,621,404	3,586,116
*	Pharos Energy P.L.C.	1,412,115	309,806
#*	Premier Oil P.L.C.	5,688,587	3,733,403
*	Rockhopper Exploration P.L.C.	351,659	33,427
#*	Savannah Energy P.L.C.	806,911	74,065
#	Tullow Oil P.L.C.	9,130,911	3,616,829
TOTAL ENERGY			35,872,765

FINANCIALS — (15.3%)
	AJ Bell P.L.C.	3,154	15,155
	Allied Minds P.L.C.	148,232	60,363
	Arrow Global Group P.L.C.	1,076,580	1,186,554
#	Ashmore Group P.L.C.	2,121,975	10,956,740
*	Bank of Georgia Group P.L.C.	253,010	3,373,733
	Beazley P.L.C.	2,964,842	15,030,722
	Brewin Dolphin Holdings P.L.C.	2,161,067	6,964,564
#	Burford Capital, Ltd.	659,396	3,812,491
	Charles Stanley Group P.L.C.	122,025	398,942
	Chesnara P.L.C.	832,360	3,004,900
	City of London Investment Group P.L.C.	5,500	26,072
	Close Brothers Group P.L.C.	1,010,082	13,828,596
	CMC Markets P.L.C.	727,392	2,420,845
*	Georgia Capital P.L.C.	39,517	226,097
	Hansard Global P.L.C.	4,887	2,000
	Hastings Group Holdings P.L.C.	2,055,325	4,907,662
	Hiscox, Ltd.	900,172	8,786,331
	IG Group Holdings P.L.C.	2,561,656	25,867,873
	Impax Asset Management Group P.L.C.	2,655	11,202
	IntegraFin Holdings P.L.C.	6,386	36,208
	Intermediate Capital Group P.L.C.	751,019	11,981,617
	International Personal Finance P.L.C.	992,760	642,970
	Investec P.L.C.	51,352	103,042
*	IP Group P.L.C.	3,795,401	3,020,300
	Jupiter Fund Management P.L.C.	3,029,637	9,606,433
*	Just Group P.L.C.	6,064,402	3,954,914
	Lancashire Holdings, Ltd.	1,430,682	14,346,595
	Liontrust Asset Management P.L.C.	42,739	689,280
	Man Group P.L.C.	10,433,201	16,891,095
#*	Metro Bank P.L.C.	97,643	126,624
	Non-Standard Finance P.L.C.	215,168	17,899
	Numis Corp. P.L.C.	252,760	992,816
	OneSavings Bank P.L.C.	1,201,179	3,948,615
	Paragon Banking Group P.L.C.	1,989,236	8,640,946
	Plus500, Ltd.	533,955	8,709,181
	Polar Capital Holdings P.L.C.	57,714	360,261
	Provident Financial P.L.C.	1,131,912	2,474,999
	Quilter P.L.C.	10,292,590	17,713,003
	Rathbone Brothers P.L.C.	314,207	5,534,763

48

The United Kingdom Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	River & Mercantile Group P.L.C.	10,512	$24,402
	S&U P.L.C.	22,618	449,895
	Sabre Insurance Group P.L.C.	64,922	213,154
	Saga P.L.C.	5,782,113	1,110,287
	Sanne Group P.L.C.	20,968	163,486
*	TBC Bank Group P.L.C.	8,583	94,782
	TP ICAP P.L.C.	3,733,089	16,213,455
#*	Virgin Money UK P.L.C.	4,121,071	4,683,048
*	Waterloo Investment Holdings Ltd.	4,000	0
TOTAL FINANCIALS			233,624,912

HEALTH CARE — (3.5%)
	Advanced Medical Solutions Group P.L.C.	104,886	309,292
	Alliance Pharma P.L.C.	1,480,659	1,361,960
	CareTech Holdings P.L.C.	244,788	1,315,224
#*	Circassia Group P.L.C.	451,976	137,565
	Clinigen Group P.L.C.	168,737	1,691,089
	ConvaTec Group P.L.C.	3,599,793	8,693,842
	CVS Group P.L.C.	366,703	4,687,649
	EMIS Group P.L.C.	273,584	3,649,976
	Genus P.L.C.	75,274	3,295,143
*	Horizon Discovery Group P.L.C.	80,462	97,601
*	Indivior P.L.C.	3,144,193	3,216,787
	Integrated Diagnostics Holdings P.L.C.	330,094	1,261,149
	Mediclinic International P.L.C.	2,438,263	8,009,967
*	PureTech Health P.L.C.	29,238	96,681
	Spire Healthcare Group P.L.C.	1,503,267	1,590,411
	UDG Healthcare P.L.C.	1,067,968	9,492,247
	Vectura Group P.L.C.	4,206,706	5,038,475
TOTAL HEALTH CARE			53,945,058

INDUSTRIALS — (29.1%)
	Aggreko P.L.C.	1,607,992	8,843,080
#	Air Partner P.L.C.	253,425	267,306
	Avon Rubber P.L.C.	210,277	8,319,046
	Babcock International Group P.L.C.	3,043,024	11,662,509
	Balfour Beatty P.L.C.	4,805,553	15,471,230
#	Begbies Traynor Group P.L.C.	44,955	54,319
	Biffa P.L.C.	1,059,665	2,647,760
	Bodycote P.L.C.	1,288,277	9,988,334
#	Braemar Shipping Services P.L.C.	144,282	215,881
	Chemring Group P.L.C.	1,806,230	5,381,068
	Clarkson P.L.C.	191,276	5,326,609
	Clipper Logistics P.L.C.	198,686	722,582
#	Costain Group P.L.C.	451,268	399,082
	Dart Group P.L.C.	403,306	4,190,448
#	De La Rue P.L.C.	457,085	734,952
*	Dialight P.L.C.	108,089	446,467
	Diploma P.L.C.	780,435	17,349,626
	easyJet P.L.C.	3,701	31,245
	Electrocomponents P.L.C.	2,748,853	22,882,461
*	Firstgroup P.L.C.	8,748,302	5,481,194
	G4S P.L.C.	9,287,044	13,138,424
	Galliford Try Holdings P.L.C.	822,827	1,203,049
	Go-Ahead Group P.L.C. (The)	292,830	3,037,606
	Goodwin P.L.C.	383	14,746
	Grafton Group P.L.C.	1,587,551	12,982,066
	Hays P.L.C.	9,080,700	13,446,617

49

The United Kingdom Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	HomeServe P.L.C.	795,514	$12,861,059
	Howden Joinery Group P.L.C.	3,077,405	21,068,444
	IMI P.L.C.	1,745,630	19,915,425
*	Industrial and Commercial Holding Group, Ltd.	5,000	0
#*	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	5,363,275
	James Halstead P.L.C.	4,536	29,232
	John Laing Group P.L.C.	2,506,978	10,859,520
#	John Menzies P.L.C.	484,759	745,109
	Johnson Service Group P.L.C.	189,295	270,921
	Keller Group P.L.C.	487,477	3,818,402
#*	Kier Group P.L.C.	929,137	1,122,254
	Luceco P.L.C.	249,615	291,683
	Mears Group P.L.C.	763,170	1,504,552
	Meggitt P.L.C.	2,539,317	9,249,103
#	Mitie Group P.L.C.	2,316,723	2,392,996
	Morgan Advanced Materials P.L.C.	1,910,633	5,714,538
	Morgan Sindall Group P.L.C.	236,931	3,608,610
	National Express Group P.L.C.	3,195,780	7,438,346
	Norcros P.L.C.	127,011	240,933
	Pagegroup P.L.C.	2,063,842	9,691,391
	PayPoint P.L.C.	433,302	3,217,265
	Polypipe Group P.L.C.	1,453,505	7,774,662
	Porvair P.L.C.	18,060	124,845
	QinetiQ Group P.L.C.	3,964,771	14,604,014
	Redde Northgate P.L.C.	1,996,988	4,105,840
	Renew Holdings P.L.C.	23,297	128,444
	Renewi P.L.C.	6,380,479	2,071,236
	Ricardo P.L.C.	308,257	1,597,713
	Robert Walters P.L.C.	392,744	1,952,762
	Rotork P.L.C.	5,397,898	18,682,151
	Royal Mail P.L.C.	5,277,907	11,895,432
	RPS Group P.L.C.	978,642	590,595
	RWS Holdings P.L.C.	7,642	56,760
	Senior P.L.C.	2,965,158	2,561,805
*	Serco Group P.L.C.	974,696	1,845,238
	Severfield P.L.C.	1,090,941	826,201
	SIG P.L.C.	4,178,014	1,586,082
	Signature Aviation P.L.C.	5,602,723	16,016,945
	Speedy Hire P.L.C.	3,123,066	2,207,156
*	Staffline Group P.L.C.	3,354	1,551
	Stagecoach Group P.L.C.	2,951,727	2,186,548
	SThree P.L.C.	779,372	2,600,753
#	Stobart Group, Ltd.	2,003,589	851,650
	T Clarke P.L.C.	155,457	191,680
	Travis Perkins P.L.C.	1,545,039	21,540,919
	Trifast P.L.C.	524,611	737,636
	Tyman P.L.C.	921,860	2,157,782
	Ultra Electronics Holdings P.L.C.	591,619	14,589,505
	Vesuvius P.L.C.	1,469,375	7,050,171
#	Volex P.L.C.	341,719	646,407
	Volution Group P.L.C.	383,473	886,996
	Vp P.L.C.	156,511	1,478,987
	Weir Group P.L.C (The)	831,751	10,930,260
	Wilmington P.L.C.	334,384	512,077
	Wincanton P.L.C.	636,980	1,474,093
	XP Power, Ltd.	103,342	4,553,557
TOTAL INDUSTRIALS			444,659,218

50

The United Kingdom Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (6.9%)
*	Capita P.L.C.	7,698,025	$4,211,018
	Computacenter P.L.C.	542,204	10,989,139
	DiscoverIE Group P.L.C.	469,191	2,978,014
	Equiniti Group P.L.C.	2,320,229	4,191,260
	FDM Group Holdings P.L.C.	376,531	4,231,631
	First Derivatives P.L.C.	10,491	331,967
*	IDOX P.L.C.	79,223	49,523
#	iomart Group P.L.C.	182,629	791,994
#*	IQE P.L.C.	333,707	208,717
	Kainos Group P.L.C.	377,423	3,502,622
	Learning Technologies Group P.L.C.	70,904	108,230
	Micro Focus International P.L.C.	470,229	2,508,696
	NCC Group P.L.C.	1,623,101	3,593,258
	Oxford Instruments P.L.C.	363,272	6,455,932
	Renishaw P.L.C.	152,379	7,579,596
	RM P.L.C.	351,353	1,032,958
*	SDL P.L.C.	486,073	3,025,982
	Smart Metering Systems P.L.C.	424,453	3,116,145
	Softcat P.L.C.	810,023	10,955,667
	Spectris P.L.C.	668,518	20,879,533
	Spirent Communications P.L.C.	4,124,361	12,339,599
#	Strix Group P.L.C.	181,909	433,559
*	Telit Communications P.L.C.	82,391	112,244
	TT Electronics P.L.C.	1,009,240	2,058,269
*	Xaar P.L.C.	197,087	138,376
TOTAL INFORMATION TECHNOLOGY			105,823,929

MATERIALS — (7.0%)
	Castings P.L.C.	165,113	755,059
	Centamin P.L.C.	8,142,932	18,587,665
	Central Asia Metals P.L.C.	476,272	866,894
	Elementis P.L.C.	3,404,080	2,717,196
	Essentra P.L.C.	1,613,831	5,834,241
	Ferrexpo P.L.C.	1,920,094	4,123,607
	Forterra P.L.C.	1,374,279	3,423,058
*	Gem Diamonds, Ltd.	646,134	209,162
	Highland Gold Mining, Ltd.	1,979,947	5,730,347
	Hill & Smith Holdings P.L.C.	530,996	8,184,352
	Hochschild Mining P.L.C.	1,698,439	4,104,219
	Ibstock P.L.C.	2,582,634	5,746,209
#	KAZ Minerals P.L.C.	1,557,504	9,595,541
	Marshalls P.L.C.	1,450,097	11,054,993
	Pan African Resources P.L.C.	82,045	17,793
*	Petra Diamonds, Ltd.	2,524,730	57,153
#*	Petropavlovsk P.L.C.	838,033	259,615
	Rhi Magnesita NV	96,867	2,956,347
	Scapa Group P.L.C.	271,605	332,888
*	SolGold P.L.C.	386,507	100,540
	Synthomer P.L.C.	2,272,816	7,833,767
	Victrex P.L.C.	608,813	14,717,566
#	Zotefoams P.L.C.	95,899	414,841
TOTAL MATERIALS			107,623,053

REAL ESTATE — (4.1%)
	Capital & Counties Properties P.L.C.	263,736	478,272
	CLS Holdings P.L.C.	684,455	1,574,113
*	Foxtons Group P.L.C.	1,172,165	558,990
	Grainger P.L.C.	4,445,647	15,775,038

51

The United Kingdom Small Company Series
continued

	Shares	Value»
REAL ESTATE — (Continued)
Harworth Group P.L.C.	30,680	$39,038
Helical P.L.C.	776,089	2,988,594
# IWG P.L.C.	4,261,590	14,009,068
LSL Property Services P.L.C.	410,800	1,014,093
#* Purplebricks Group P.L.C.	65,365	35,288
* Raven Property Group, Ltd.	930,062	386,110
Savills P.L.C.	1,018,529	10,387,973
St. Modwen Properties P.L.C.	2,718,738	11,677,775
U & I Group P.L.C.	679,043	661,763
Urban & Civic P.L.C.	645,644	1,866,591
# Watkin Jones P.L.C.	521,040	980,401
TOTAL REAL ESTATE		62,433,107

UTILITIES — (1.9%)
Centrica P.L.C.	10,976,765	5,215,601
ContourGlobal P.L.C.	6,119	14,380
Drax Group P.L.C.	2,326,717	7,425,572
Pennon Group P.L.C.	660,805	9,150,632
Telecom Plus P.L.C.	425,895	7,539,281
TOTAL UTILITIES		29,345,466

TOTAL COMMON STOCKS
Cost ($1,787,748,694)		1,492,037,074

		Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	3,307,680	38,273,168
TOTAL INVESTMENTS — (100.0%)
(Cost $1,826,013,611)		$1,530,310,242

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,551,500	—	$36,551,500
Consumer Discretionary	$444,302	282,813,424	—	283,257,726
Consumer Staples	—	98,900,340	—	98,900,340
Energy	—	35,872,765	—	35,872,765
Financials	—	233,624,912	—	233,624,912
Health Care	—	53,945,058	—	53,945,058
Industrials	—	444,659,218	—	444,659,218
Information Technology	—	105,823,929	—	105,823,929
Materials	—	107,623,053	—	107,623,053
Real Estate	—	62,433,107	—	62,433,107
Utilities	—	29,345,466	—	29,345,466
Securities Lending Collateral	—	38,273,168	—	38,273,168
TOTAL	$444,302	$1,529,865,940	—	$1,530,310,242

52

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020
(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.2%)
AUSTRIA — (3.3%)
	Agrana Beteiligungs AG	83,141	$1,713,783
*	ANDRITZ AG	487,426	17,771,974
	Atrium European Real Estate, Ltd.	968,162	2,985,985
#	Austria Technologie & Systemtechnik AG	181,572	3,278,008
	CA Immobilien Anlagen AG	498,198	16,656,959
#	DO & CO AG	47,356	2,433,688
	EVN AG	235,387	3,978,324
#	FACC AG	171,232	1,243,747
#*	Flughafen Wien AG	30,811	876,025
	IMMOFINANZ AG	673,661	11,515,256
	Josef Manner & Co. AG	870	102,685
	Kapsch TrafficCom AG	36,036	695,238
#*	Lenzing AG	92,289	4,287,525
	Mayr Melnhof Karton AG	56,619	8,741,669
	Oberbank AG	34,439	3,240,993
#	Oesterreichische Post AG	242,639	8,033,454
*	Palfinger AG	99,022	2,186,827
#	POLYTEC Holding AG	105,679	588,001
#*	Porr AG	74,767	1,240,441
#	Rosenbauer International AG	21,100	777,573
	S IMMO AG	365,438	6,552,577
#*	S&T AG	337,476	8,683,054
#	Schoeller-Bleckmann Oilfield Equipment AG	73,866	1,952,773
#*	Semperit AG Holding	69,672	844,877
	Strabag SE	111,253	2,873,135
*	Telekom Austria AG	1,099,338	7,594,061
	UBM Development AG	21,002	732,096
	UNIQA Insurance Group AG	1,094,990	7,366,060
	Vienna Insurance Group AG Wiener Versicherung Gruppe	278,008	6,233,653
#	voestalpine AG	628,989	13,583,251
	Wienerberger AG	617,965	13,508,061
*	Zumtobel Group AG	191,194	1,382,273
TOTAL AUSTRIA			163,654,026

BELGIUM — (3.3%)
*	Ackermans & van Haaren NV	169,457	22,188,344
*	AGFA-Gevaert NV	1,322,775	5,529,050
	Atenor	22,537	1,426,508
	Banque Nationale de Belgique	87	193,869
	Barco NV	65,948	11,645,536
	Bekaert SA	250,965	4,933,888
#*	Biocartis NV	227,423	1,186,998
*	bpost SA	618,441	4,180,090
#*	Celyad SA	42,190	465,396
	Cie d'Entreprises CFE	49,587	3,399,728
	Co.Br.Ha Societe Commerciale de Brasserie SA	35	114,148
	Deceuninck NV	435,935	664,396
	D'ieteren SA	195,103	10,819,306
	Econocom Group SA	727,792	1,474,914
	Elia Group SA	140,113	15,243,028
	Euronav NV	1,353,879	10,930,902
	EVS Broadcast Equipment SA	69,287	1,281,881
#*	Exmar NV	145,690	363,454
	Fagron	280,259	5,890,487
	Gimv NV	100,219	5,773,009

53

The Continental Small Company Series
continued

		Shares	Value»
BELGIUM — (Continued)
	Immobel SA	22,042	$1,457,878
#	Ion Beam Applications	125,553	1,082,379
#	Jensen-Group NV	20,961	521,524
#*	Kinepolis Group NV	93,950	4,256,096
#	Lotus Bakeries NV	1,741	5,542,391
#*	MDxHealth	239,516	191,300
	Melexis NV	111,148	8,454,837
#*	Ontex Group NV	484,468	7,121,323
	Orange Belgium SA	200,145	3,265,359
#*	Oxurion NV	128,049	430,281
#	Picanol	26,948	1,575,884
	Recticel SA	272,024	2,420,104
	Resilux	5,788	824,772
*	Roularta Media Group NV	19,318	268,788
*	Sioen Industries NV	56,609	1,082,817
	Sipef NV	36,491	1,803,444
	Telenet Group Holding NV	156,890	6,464,361
	TER Beke SA	3,565	406,857
*	Tessenderlo Group SA	213,566	6,364,930
	Van de Velde NV	38,938	914,607
*	Viohalco SA	561,644	1,490,337
TOTAL BELGIUM			163,645,201

DENMARK — (5.2%)
*	Agat Ejendomme A.S.	3,697	1,289
#*	ALK-Abello A.S.	43,541	11,655,363
*	Alm Brand A.S.	556,674	5,211,299
#*	Bang & Olufsen A.S.	501,338	1,021,951
#*	Bang & Olufsen A.S.	243,322	498,607
*	BankNordik P/F	10,800	164,801
*	Bavarian Nordic A.S.	284,799	7,806,556
*	Brodrene Hartmann A.S.	16,148	859,692
*	Columbus A.S.	430,058	486,223
	D/S Norden A.S.	212,406	2,865,808
#*	DFDS A.S.	306,367	9,508,895
	Djurslands Bank A.S.	8,970	318,687
*	Drilling Co. of 1972 A.S. (The)	65,213	1,382,736
*	FLSmidth & Co. A.S.	250,483	7,285,782
	Fluegger Group A.S.	4,198	207,577
*	GronlandsBANKEN A.S.	1,125	88,338
#*	H+H International A.S., Class B	111,938	1,801,625
*	Harboes Bryggeri A.S., Class B	15,880	132,550
*	ISS A.S.	467,064	7,416,269
#*	Jeudan A.S.	38,740	1,473,251
*	Jyske Bank A.S.	495,225	14,572,314
	Lan & Spar Bank	4,981	330,937
	Matas A.S.	220,989	1,960,837
#*	Netcompany Group A.S.	555	36,476
*	Nilfisk Holding A.S.	194,485	2,688,203
#*	NKT A.S.	202,178	4,534,748
	NNIT A.S.	69,757	1,233,149
	Pandora A.S.	509,474	27,824,654
*	Parken Sport & Entertainment A.S.	35,365	411,038
	Per Aarsleff Holding A.S.	140,513	5,063,705
	Ringkjoebing Landbobank A.S.	197,323	13,979,571
#*	Roblon A.S., Class B	973	26,494
	Rockwool International A.S., Class A	792	193,455
	Rockwool International A.S., Class B	21,221	5,775,384
*	Royal Unibrew A.S.	347,808	28,993,921

54

The Continental Small Company Series
continued

		Shares	Value»
DENMARK — (Continued)
	RTX A.S.	56,813	$1,835,054
	Scandinavian Tobacco Group A.S., Class A	388,052	5,730,231
	Schouw & Co., A.S.	90,676	7,244,030
	SimCorp A.S.	282,473	30,550,107
#	Solar A.S., Class B	38,054	1,482,411
*	Spar Nord Bank A.S.	596,853	4,756,831
*	Sydbank A.S.	502,266	9,318,727
#*	Tivoli A.S.	9,878	1,046,872
	Topdanmark A.S.	467,367	19,359,152
#	TORM P.L.C.	189,104	1,305,348
#	United International Enterprises, Ltd.	10,336	2,039,611
*	Vestjysk Bank A.S.	1,931,528	834,536
*	Zealand Pharma A.S.	183,481	6,338,776
TOTAL DENMARK			259,653,871

FINLAND — (5.9%)
	Ahlstrom-Munksjo Oyj	196,599	2,950,579
*	Aktia Bank Oyj	316,378	3,139,848
#*	Alandsbanken Abp, Class B	21,354	405,099
	Alma Media Oyj	129,772	1,001,102
	Altia Oyj	7,929	71,154
	Apetit Oyj	19,668	189,026
	Asiakastieto Group Oyj	1,406	58,188
	Aspo Oyj	103,690	683,975
	Atria Oyj	85,658	838,675
#*	BasWare Oyj	51,269	1,722,835
#*	Bittium Oyj	204,447	1,431,417
#	Cargotec Oyj, Class B	287,941	6,723,183
*	Caverion Oyj	685,849	4,648,651
#	Citycon Oyj	493,497	3,440,860
	Digia Oyj	69,731	401,817
#*	Finnair Oyj	454,133	404,253
#	Fiskars Oyj Abp	212,834	2,453,810
*	F-Secure Oyj	647,558	2,092,048
*	Glaston Oyj ABP	9,217	7,100
*	HKScan Oyj, Class A	247,021	559,714
*	Huhtamaki Oyj	689,459	27,275,575
	Ilkka-Yhtyma Oyj	61,167	209,014
	Kemira Oyj	725,739	9,369,489
	Kesko Oyj, Class A	212,220	3,440,654
	Kesko Oyj, Class B	1,236,708	21,169,156
	Konecranes Oyj	473,271	10,739,443
	Lassila & Tikanoja Oyj	210,288	3,100,162
#*	Lehto Group Oyj	129,587	228,082
#	Metsa Board Oyj	1,399,923	9,502,627
	Metso Oyj	667,333	21,930,936
#	Nokian Renkaat Oyj	883,124	19,412,293
	Olvi Oyj, Class A	95,688	4,534,756
	Oriola Oyj, Class A	6,054	13,944
	Oriola Oyj, Class B	914,957	2,060,095
	Orion Oyj, Class A	143,951	6,973,916
	Orion Oyj, Class B	515,971	25,021,671
#*	Outokumpu Oyj	2,417,350	6,921,955
	Outotec Oyj	1,103,759	6,120,445
*	Pihlajalinna Oyj	77,064	1,217,555
#	Ponsse Oyj	73,654	2,101,797
*	QT Group Oyj	56,327	1,714,243
	Raisio Oyj, Class V	926,190	3,170,858
	Rapala VMC Oyj	113,078	332,771

55

The Continental Small Company Series
continued

		Shares	Value»
FINLAND — (Continued)
	Raute Oyj, Class A	2,644	$56,898
#	Revenio Group Oyj	131,150	4,160,290
	Sanoma Oyj	748,006	7,585,106
*	Stockmann Oyj Abp, Class A	8,030	13,774
*	Stockmann Oyj Abp, Class B	67,915	75,851
*	Teleste Oyj	52,966	259,788
*	Terveystalo Oyj	4,520	44,508
*	TietoEVRY Oyj	395,814	10,835,246
#	Tikkurila Oyj	245,413	3,417,162
	Tokmanni Group Corp.	342,463	5,080,612
	Uponor Oyj	368,915	4,996,117
	Vaisala Oyj, Class A	120,241	4,508,654
	Valmet Oyj	947,069	24,822,479
*	Viking Line Abp	7,869	145,829
#	Wartsila Oyj Abp	247,209	2,050,614
	YIT Oyj	1,345,770	7,345,182
TOTAL FINLAND			295,182,881

FRANCE — (9.8%)
	ABC arbitrage	99,407	764,703
	Actia Group	27,743	69,946
#*	Air France-KLM	1,251,427	5,684,075
	Akka Technologies	81,120	2,623,915
#	AKWEL	61,489	998,246
	Albioma SA	189,410	7,829,796
	Altamir	136,094	2,327,149
*	Alten SA	164,730	14,233,923
#*	Amplitude Surgical SAS	19,526	34,084
	Assystem SA	61,967	1,547,187
	Aubay	41,374	1,304,556
	Axway Software SA	38,973	780,948
*	Bastide le Confort Medical	18,680	728,611
	Beneteau SA	236,902	1,694,745
	Bigben Interactive	94,289	1,193,681
	Boiron SA	39,840	1,643,758
	Bonduelle SCA	93,424	2,251,127
#*	Bourbon Corp.	28,851	0
	Burelle SA	1,134	686,883
#	Casino Guichard Perrachon SA	271,603	10,062,409
#*	Catering International Services	14,124	157,519
*	Cegedim SA	32,518	1,056,184
*	CGG SA	4,579,186	5,057,922
#	Chargeurs SA	123,053	1,861,497
	Cie des Alpes	68,915	1,373,710
	Cie Plastic Omnium SA	387,480	7,938,076
*	Coface SA	675,388	4,456,537
	Derichebourg SA	674,728	1,943,938
#	Devoteam SA	34,374	2,834,189
	Electricite de Strasbourg SA	21,351	2,566,607
#	Elior Group SA	704,303	4,029,410
*	Elis SA	1,122,246	13,166,457
#*	Eramet	50,163	1,809,172
*	Erytech Pharma SA	3,609	30,977
*	Esso SA Francaise	17,383	288,282
#	Etablissements Maurel et Prom SA	294,902	586,034
#*	Europcar Mobility Group	650,431	1,553,415
#	Eutelsat Communications SA	1,257,038	11,628,004
*	Exel Industries, Class A	10,459	445,614
*	Faurecia SE	185,672	7,294,789

56

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
	Fleury Michon SA	5,703	$147,884
*	Fnac Darty S.A.	124,919	5,188,088
*	Gaumont SA	11,360	1,373,400
	Gaztransport Et Technigaz SA	130,815	10,038,481
#	GEA	2,433	246,100
	Gevelot SA	441	69,784
	GL Events	64,356	895,029
*	Groupe Crit	23,123	1,367,633
	Groupe Gorge	4,320	71,716
	Groupe Open	30,206	330,801
*	Groupe SFPI	29,940	42,137
	Guerbet	38,504	1,455,522
#	Haulotte Group SA	73,020	413,817
*	HERIGE SADCS	3,519	87,771
	HEXAOM	15,908	597,699
*	ID Logistics Group	14,640	2,841,783
	Iliad SA	50,948	9,945,560
#	Imerys SA	208,694	7,165,756
*	Ingenico Group SA	410,247	65,916,000
#*	Innate Pharma SA	15,558	97,421
	IPSOS	248,613	6,267,540
	Jacquet Metal Service SA	87,314	1,150,127
#*	JCDecaux SA	95,199	1,778,348
	Kaufman & Broad SA	123,481	4,274,412
#*	Korian SA	369,269	13,553,332
#*	Lagardere SCA	606,564	8,665,640
*	Lanson-BCC	7,027	149,784
	Laurent-Perrier	13,890	1,201,647
*	Le Belier	10,566	417,183
	Lectra	166,120	3,009,010
	Linedata Services	14,505	451,917
*	LISI	114,546	2,393,349
	LNA Sante SA	33,206	1,770,691
	Maisons du Monde SA	283,561	3,743,684
#*	Manitou BF SA	66,010	1,289,531
	Manutan International	15,102	875,814
	Mersen SA	122,716	2,944,423
*	METabolic EXplorer SA	150,147	249,734
*	Metropole Television SA	246,120	2,784,019
*	Nexans SA	218,300	10,156,678
#	Nexity SA	302,767	9,848,293
#*	Nicox	145,865	668,297
	NRJ Group	81,965	506,229
	Oeneo SA	128,172	1,595,713
*	OL Groupe SA	10,735	27,528
#*	Onxeo SA	246,319	210,181
#*	Onxeo SA	48,958	41,564
#*	Pierre & Vacances SA	29,600	534,669
*	Plastivaloire	50,406	211,145
	Quadient	278,144	4,065,124
	Rallye SA	143,723	1,138,287
#*	Recylex SA	102,008	211,792
	Rexel SA	2,202,448	25,242,556
#	Robertet SA	2,749	2,884,624
*	Rothschild & Co.	108,962	2,644,074
#	Rubis SCA	510,543	24,614,113
	Samse SA	8,068	1,178,136
*	Savencia SA	33,976	2,063,225
*	SCOR SE	10,160	280,601

57

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
	Seche Environnement SA	18,630	$685,174
	SES SA	898,721	6,140,857
#	Societe BIC SA	174,701	8,895,589
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,875	3,319,447
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	106,704
	Societe pour l'Informatique Industrielle	41,811	966,725
*	SOITEC	131,953	14,699,115
#*	Solocal Group	4,209,627	760,979
	Somfy SA	97,175	9,824,521
	Sopra Steria Group	109,236	13,513,554
	SPIE SA	840,293	12,626,329
#*	SRP Groupe SA	44,561	42,753
*	Stef SA	26,545	2,159,239
*	Sword Group	33,570	1,078,111
	Synergie SA	67,143	1,709,977
*	Tarkett SA	220,978	2,580,634
#*	Technicolor SA	75,592	234,905
*	Television Francaise 1	499,312	2,709,276
	TFF Group	8,999	261,190
#	Thermador Groupe	37,127	2,180,162
	Total Gabon	3,766	437,787
	Trigano SA	53,337	5,612,665
	Union Financiere de France BQE SA	18,515	327,117
#*	Vallourec SA	49,247	2,076,973
*	Valneva SE	69,195	336,469
	Vetoquinol SA	16,496	1,136,357
	Vicat SA	126,485	3,888,853
	VIEL & Cie SA	162,802	931,862
	Vilmorin & Cie SA	35,656	1,886,427
*	Virbac SA	21,378	4,685,961
#	Vranken-Pommery Monopole SA	22,058	326,224
	XPO Logistics Europe SADIR	33	8,608
TOTAL FRANCE			486,074,015

GERMANY — (14.3%)
	1&1 Drillisch AG	188,764	4,917,416
	7C Solarparken AG	20,272	82,258
*	Aareal Bank AG	462,545	9,036,449
*	Adler Modemaerkte AG	36,908	105,234
*	ADO Properties SA	318,622	8,690,592
*	ADVA Optical Networking SE	357,523	2,369,234
*	AIXTRON SE	522,802	6,304,473
	All for One Group AG	4,222	218,636
#	Allgeier SE	45,266	1,694,620
*	Amadeus Fire AG	30,798	3,823,005
	Atoss Software AG	4,770	554,584
	Aurubis AG	296,684	18,340,657
	Basler AG	31,331	2,103,996
*	Bauer AG	80,110	874,868
#	BayWa AG	105,190	3,400,809
	BayWa AG	124	4,128
	Bechtle AG	105,584	18,713,781
#	Bertrandt AG	41,433	1,636,247
	bet-at-home.com AG	20,016	868,512
*	Bijou Brigitte AG	22,688	728,981
	Bilfinger SE	217,502	4,166,399
#	Borussia Dortmund GmbH & Co. KGaA	567,421	3,678,384
	CANCOM SE	203,056	10,824,629
*	CECONOMY AG	1,081,753	3,774,359

58

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
	CENIT AG	53,174	$571,832
*	Centrotec SE	19,284	302,443
	Cewe Stiftung & Co. KGAA	43,389	4,797,895
*	comdirect bank AG	193,071	2,952,598
*	Commerzbank AG	795,537	3,545,597
	CompuGroup Medical SE & Co KgaA	178,844	14,075,228
#*	Corestate Capital Holding SA	77,099	1,567,693
	CropEnergies AG	174,859	1,759,677
#*	CTS Eventim AG & Co. KGaA	416,756	17,402,066
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	595,512
	Deutsche Beteiligungs AG	95,431	3,240,493
#*	Deutsche EuroShop AG	358,182	5,061,807
*	Deutsche Pfandbriefbank AG	1,030,684	7,541,373
*	Deutz AG	1,023,677	4,817,184
*	DIC Asset AG	422,113	5,671,026
	DMG Mori AG	15,692	715,249
#	Dr Hoenle AG	35,520	1,927,439
	Draegerwerk AG & Co. KGaA	19,652	1,319,415
#	Duerr AG	387,318	10,110,196
	Eckert & Ziegler Strahlen- und Medizintechnik AG	26,179	4,384,379
#*	EDAG Engineering Group AG	51,353	375,367
	Elmos Semiconductor AG	30,787	749,706
#*	ElringKlinger AG	204,148	1,220,283
	Energiekontor AG	2,066	52,267
#*	Evotec SE	10,103	275,754
*	Ferratum Oyj	62,003	260,698
	Fielmann AG	116,805	7,880,453
#	First Sensor AG	44,242	1,930,944
	FORTEC Elektronik AG	372	7,469
*	Francotyp-Postalia Holding AG, Class A	55,619	200,355
#*	Fraport AG Frankfurt Airport Services Worldwide	65,395	2,864,621
	Freenet AG	1,025,255	16,464,461
	Fuchs Petrolub SE	99,423	3,348,223
	GEA Group AG	847,030	26,883,248
	Gerresheimer AG	254,880	23,554,837
	Gesco AG	56,186	964,424
	GFT Technologies SE	123,639	1,502,942
	Grand City Properties SA	809,750	18,728,088
*	H&R GmbH & Co. KGaA	70,149	452,627
	Hamburger Hafen und Logistik AG	182,626	3,101,432
	Hapag-Lloyd AG	36,994	2,165,746
	Hawesko Holding AG	52	2,037
#*	Heidelberger Druckmaschinen AG	1,943,736	1,255,583
	Hella GmbH & Co KGaA	244,119	10,028,116
*	Highlight Communications AG	98,406	432,698
	HolidayCheck Group AG	232,156	384,497
	Hornbach Baumarkt AG	48,810	1,573,547
	Hornbach Holding AG & Co. KGaA	39,996	3,316,038
	Hugo Boss AG	457,342	13,860,126
*	Hypoport SE	2,176	967,959
	Indus Holding AG	133,724	4,515,646
	IVU Traffic Technologies AG	50,314	870,579
	Jenoptik AG	383,317	8,955,028
*	JOST Werke AG	1,343	45,360
#	K+S AG	1,407,594	8,922,199
*	Kampa AG	7,101	0
*	Kloeckner & Co. SE	556,735	3,051,311
*	Koenig & Bauer AG	93,517	2,094,607
	Krones AG	112,705	7,238,394

59

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
	KSB SE & Co. KGaA	3,466	$925,367
	KWS Saat SE & Co., KGaA	80,774	6,057,014
	Lanxess AG	602,345	31,852,919
	Leifheit AG	60,321	1,676,871
#*	Leoni AG	240,260	1,805,344
	LPKF Laser & Electronics AG	88,339	1,917,000
#*	Manz AG	30,876	610,685
	Mediclin AG	88,966	396,756
#*	Medigene AG	102,662	573,891
	METRO AG	553,216	5,250,123
	MLP SE	415,870	2,553,758
	New Work SE	20,200	6,230,229
	Nexus AG	87,391	3,841,630
#*	Nordex SE	508,398	5,078,902
	Norma Group SE	235,465	6,302,703
#*	OHB SE	38,414	1,807,238
#*	OSRAM Licht AG	602,174	27,598,920
	Paragon GmbH & Co. KGaA	4,353	43,720
	Patrizia AG	349,841	8,485,835
	Pfeiffer Vacuum Technology AG	49,195	9,084,190
	PNE AG	493,007	2,767,669
*	Progress-Werk Oberkirch AG	8,558	168,816
#*	ProSiebenSat.1 Media SE	1,254,182	14,987,724
	PSI Software AG	50,278	1,130,165
#	QSC AG	724,521	1,091,213
*	R Stahl AG	14,952	346,137
	Rheinmetall AG	315,288	27,397,653
	RHOEN-KLINIKUM AG	232,537	4,745,168
	RIB Software SE	292,708	9,535,784
*	Rocket Internet SE	470,297	10,132,720
*	SAF-Holland SE	347,626	2,051,623
*	Salzgitter AG	288,354	4,057,450
*	Schaltbau Holding AG	32,728	935,508
	Schloss Wachenheim AG	8,017	131,979
	Secunet Security Networks AG	6,248	1,448,472
#*	SGL Carbon SE	293,218	1,068,106
#*	Shop Apotheke Europe NV	24,816	2,968,572
	Siltronic AG	148,532	15,231,048
	Sixt Leasing SE	65,947	1,339,919
*	Sixt SE	95,154	7,305,804
#*	SMA Solar Technology AG	87,177	2,703,974
#*	SMT Scharf AG	22,763	222,497
	Softing AG	17,320	100,723
	Software AG	359,622	14,525,212
	Stabilus SA	170,155	8,930,641
	STRATEC SE	24,591	2,409,523
#	Stroeer SE & Co. KGaA	200,696	13,543,358
	Suedzucker AG	549,899	8,678,805
#*	SUESS MicroTec SE	134,313	2,182,212
	Surteco Group SE	46,502	1,045,880
	Syzygy AG	2,030	12,547
	TAG Immobilien AG	954,559	22,798,666
	Takkt AG	205,056	2,099,896
#*	Technotrans SE	45,769	849,947
#*	Tele Columbus AG	296,432	1,031,682
	Traffic Systems SE	35,766	1,351,594
	VERBIO Vereinigte BioEnergie AG	151,277	1,583,811
*	Vossloh AG	68,973	3,025,146
	Wacker Chemie AG	56,738	3,901,239
60

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Wacker Neuson SE	217,489	$3,292,928
*	Washtec AG	76,788	3,164,476
	Wuestenrot & Wuerttembergische AG	112,263	1,913,017
	Zeal Network SE	53,361	1,920,323
TOTAL GERMANY			711,991,745

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
*	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0

IRELAND — (0.6%)
*	AIB Group P.L.C.	10,102	12,755
*	Bank of Ireland Group P.L.C.	3,513,945	7,240,552
	C&C Group P.L.C.	848,523	2,418,766
	Cairn Homes P.L.C.	1,502,798	1,464,823
#*	Datalex P.L.C.	107,125	20,677
*	FBD Holdings P.L.C.	125,459	952,146
*	FBD Holdings P.L.C.	17,353	132,078
	Glanbia P.L.C.	305,011	3,466,101
	Glanbia P.L.C.	700,613	7,759,407
	Irish Continental Group P.L.C.	583,096	2,333,699
	Irish Continental Group P.L.C.	234,200	947,952
*	Permanent TSB Group Holdings P.L.C.	229,967	131,706
TOTAL IRELAND			26,880,662

ISRAEL — (2.9%)
#	Adgar Investment and Development, Ltd.	39,391	44,760
*	Afcon Holdings, Ltd.	3,064	81,002
*	AFI Properties, Ltd.	99,961	2,337,223
	Africa Israel Residences, Ltd.	2,237	55,824
#*	Airport City, Ltd.	281,774	3,034,939
*	Allot, Ltd.	188,324	1,997,556
	Alrov Properties and Lodgings, Ltd.	49,397	1,187,329
#	Arad, Ltd.	18,409	304,224
#*	Arko Holdings, Ltd.	1,571,096	331,971
#	Ashtrom Group, Ltd.	122,471	1,299,936
	Ashtrom Properties, Ltd.	219,123	745,491
#	Atreyu Capital Markets, Ltd.	2,154	34,072
#	AudioCodes, Ltd.	180,960	5,822,136
*	Avgol Industries 1953, Ltd.	468,925	484,335
*	Azorim-Investment Development & Construction Co., Ltd.	493,160	895,846
	Bayside Land Corp.	6,600	3,442,894
#*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	369,846
#	Big Shopping Centers, Ltd.	32,885	2,292,246
	Blue Square Real Estate, Ltd.	36,427	1,269,364
*	Bonus Biogroup, Ltd.	613,036	69,764
*	Brack Capital Properties NV	18,347	1,199,068
#*	Brainsway, Ltd.	54,222	159,092
#	Camtek, Ltd.	113,800	1,412,057
	Carasso Motors, Ltd.	118,785	347,527
#*	Cellcom Israel, Ltd.	488,140	1,932,858
#*	Ceragon Networks, Ltd.	266,244	572,425
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	2,528,264
#*	Compugen, Ltd.	199,256	2,949,231
#	Danel Adir Yeoshua, Ltd.	21,864	2,048,736

61

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Delek Automotive Systems, Ltd.	223,263	$1,018,345
	Delek Group, Ltd.	323	7,769
	Delta-Galil Industries, Ltd.	70,358	806,599
#*	Dor Alon Energy in Israel 1988, Ltd.	13,423	222,601
	Duniec Brothers, Ltd.	304	7,639
#*	El Al Israel Airlines	1,449,354	241,941
#	Electra Consumer Products 1970, Ltd.	53,953	1,254,762
*	Electra Real Estate, Ltd.	23,236	110,350
	Electra, Ltd.	12,413	5,293,707
*	Energix-Renewable Energies, Ltd.	436,536	1,645,508
#*	Enlight Renewable Energy, Ltd.	2,163,770	3,318,248
#*	Equital, Ltd.	115,838	2,126,497
	First International Bank Of Israel, Ltd.	1	17
	FMS Enterprises Migun, Ltd.	19,186	466,184
#	Formula Systems 1985, Ltd.	62,881	4,900,872
#	Fox Wizel, Ltd.	57,376	2,114,829
*	Gilat Satellite Networks, Ltd.	225,761	1,464,782
#*	Hadera Paper, Ltd.	24,531	756,641
#*	Hamlet Israel-Canada, Ltd.	32,585	520,202
	Harel Insurance Investments & Financial Services, Ltd.	838,296	4,557,920
#*	Hilan, Ltd.	100,860	4,082,856
#	IDI Insurance Co., Ltd.	44,734	1,045,060
*	IES Holdings, Ltd.	322	14,563
	Inrom Construction Industries, Ltd.	357,290	1,174,452
#	Israel Canada T.R, Ltd.	131,507	146,449
	Israel Land Development - Urban Renewal, Ltd.	37,207	246,140
	Isras Investment Co., Ltd.	5,465	744,175
#*	Issta Lines, Ltd.	12,135	110,578
*	Kamada, Ltd.	212,977	1,622,940
	Kenon Holdings, Ltd.	124,381	2,460,550
	Kerur Holdings, Ltd.	31,762	867,725
*	Klil Industries, Ltd.	5,696	373,286
#	Magic Software Enterprises, Ltd.	133,913	1,523,631
	Malam - Team, Ltd.	276	55,235
	Matrix IT, Ltd.	232,691	4,972,475
#	Maytronics, Ltd.	285,819	3,247,462
#*	Mediterranean Towers, Ltd.	373,415	785,314
#	Mega Or Holdings, Ltd.	81,523	1,822,147
#*	Mehadrin, Ltd.	3,072	103,562
	Meitav Dash Investments, Ltd.	116,200	317,190
	Melisron, Ltd.	1	37
	Menora Mivtachim Holdings, Ltd.	181,682	1,826,538
#	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,326,752
	Minrav Holdings, Ltd.	263	33,672
#*	Mivne Real Estate KD, Ltd.	721,862	1,308,201
#*	Mivtach Shamir Holdings, Ltd.	24,697	397,207
#*	Naphtha Israel Petroleum Corp., Ltd.	244,337	799,339
#*	Nawi Brothers, Ltd.	116,369	478,871
#	Neto ME Holdings, Ltd.	9,545	349,111
*	Nova Measuring Instruments, Ltd.	183,116	8,821,751
#	NR Spuntech Industries, Ltd.	76,176	193,259
	Oil Refineries, Ltd.	9,609,294	1,794,206
#	One Software Technologies, Ltd.	1,946	139,335
#	OPC Energy, Ltd.	50,409	412,269
#*	Partner Communications Co., Ltd.	806,477	3,584,309
	Paz Oil Co., Ltd.	60,870	4,892,328
*	Perion Network, Ltd.	25,242	132,696
*	Phoenix Holdings, Ltd. (The)	571,475	2,122,167
	Plasson Industries, Ltd.	20,585	716,401

62

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
*	Pluristem Therapeutics, Inc.	3,536	$30,179
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	2,839,357
	Scope Metals Group, Ltd.	47,147	706,119
*	Shapir Engineering and Industry, Ltd.	152,951	930,884
	Shikun & Binui, Ltd.	1,300,563	4,652,909
#	Shufersal, Ltd.	652,404	4,262,159
	Summit Real Estate Holdings, Ltd.	213,301	1,954,842
*	Suny Cellular Communication, Ltd.	473,129	117,688
#	Tadiran Holdings, Ltd.	15,407	761,132
	Union Bank of Israel	199,952	957,608
#	YH Dimri Construction & Development, Ltd.	10,575	277,647
TOTAL ISRAEL			142,620,192

ITALY — (9.1%)
#*	A.S. Roma SpA	431,620	222,094
	A2A SpA	10,326,675	14,678,695
	ACEA SpA	380,144	7,309,280
#*	Aeffe SpA	255,006	277,276
*	Amplifon SpA	327,182	8,740,667
	Anima Holding SpA	2,118,887	9,152,156
#	Aquafil SpA	77,554	341,750
*	Arnoldo Mondadori Editore SpA	1,122,511	1,215,315
	Ascopiave SpA	447,763	1,886,605
#*	Autogrill SpA	898,125	4,742,026
*	Autostrade Meridionali SpA	3,917	97,867
*	Avio SpA	104,775	1,804,930
	Azimut Holding SpA	760,464	13,052,313
*	B&C Speakers SpA	19,155	235,825
#*	Banca Carige SpA	148,414,098	46,688
*	Banca Farmafactoring SpA	754,049	4,296,421
	Banca Generali SpA	362,225	10,891,618
*	Banca IFIS SpA	163,757	1,582,089
#*	Banca Monte dei Paschi di Siena SpA	213,039	379,649
*	Banca Popolare di Sondrio SCPA	3,178,350	6,025,466
#*	Banca Profilo SpA	1,814,636	406,988
	Banca Sistema SpA	379,814	624,084
#*	Banco BPM SpA	10,585,804	15,855,562
#*	Banco di Desio e della Brianza SpA	238,796	581,854
	BasicNet SpA	169,875	769,592
	BE SpA	533,191	646,859
*	Biesse SpA	101,093	1,283,619
#*	BPER Banca	2,681,002	6,702,243
*	Brunello Cucinelli SpA	250,422	7,460,039
	Buzzi Unicem SpA	4,665	58,168
	Buzzi Unicem SpA	630,912	13,632,556
*	Cairo Communication SpA	539,529	888,897
	Carel Industries SpA	1,744	32,064
#*	Carraro SpA	156,075	260,377
	Cembre SpA	3,547	67,830
	Cementir Holding NV	333,699	2,382,767
*	Cerved Group SpA	1,357,497	9,763,850
*	CIR SpA-Compagnie Industriali	5,326,857	2,493,438
	Credito Emiliano SpA	599,354	2,969,153
*	Credito Valtellinese SpA	481,189	2,856,420
#*	d'Amico International Shipping SA	2,439,453	233,389
	Danieli & C Officine Meccaniche SpA	27,670	226,781
	Danieli & C Officine Meccaniche SpA	102,606	1,315,256
	Datalogic SpA	125,257	1,555,181
*	De' Longhi SpA	387,895	10,174,123

63

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	DeA Capital SpA	736,902	$1,054,231
*	doValue SpA	1,874	16,951
#*	El.En. SpA	7,065	179,164
*	Elica SpA	192,920	585,697
*	Emak SpA	388,913	296,298
	Enav SpA	1,323,458	5,978,430
	ERG SpA	407,695	8,809,681
*	Esprinet SpA	221,349	940,088
#*	Eurotech SpA	216,751	1,359,523
	Falck Renewables SpA	886,280	5,437,199
	Fiera Milano SpA	107,924	368,451
#	Fila SpA	142,640	1,409,448
#*	Fincantieri SpA	3,504,948	2,421,606
#*	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	709,257
#*	Freni Brembo SpA	1,117,739	10,381,419
#*	Gefran SpA	37,987	216,008
#*	Geox SpA	577,144	468,533
	Gruppo MutuiOnline SpA	164,315	3,503,527
*	Guala Closures SpA	56,729	393,771
	Hera SpA	4,939,246	18,545,623
#	Illimity Bank SpA	162,620	1,345,030
#*	IMA Industria Macchine Automatiche SpA	126,942	7,642,287
*	IMMSI SpA	1,204,850	528,678
#*	Intek Group SpA	1,946,001	572,412
	Interpump Group SpA	438,213	13,064,826
	Iren SpA	4,407,993	10,946,162
	Italgas SpA	3,480,238	20,253,709
	Italmobiliare SpA	76,176	2,492,019
	IVS Group SA	58,424	357,048
#*	Juventus Football Club SpA	2,997,765	3,114,217
	La Doria SpA	87,297	1,114,684
	Leonardo SpA	600,493	4,003,089
	LU-VE SpA	5,064	70,110
#*	Maire Tecnimont SpA	1,041,321	2,029,141
#*	Mariella Burani Fashion Group S.p.A.	22,744	0
#*	MARR SpA	228,828	3,442,664
	Massimo Zanetti Beverage Group SpA	65,668	343,794
#*	Mediaset SpA	3,709,525	6,604,341
#*	Mondo TV SpA	38,811	85,085
	Openjobmetis SpA agenzia per il lavoro	63,025	432,440
#*	OVS SpA	1,355,616	1,479,678
	Piaggio & C SpA	1,243,896	3,015,000
#*	Pirelli & C SpA	2,304,139	9,802,583
#	Prima Industrie SpA	37,646	550,713
	Prysmian SpA	721,027	16,726,617
	RAI Way SpA	552,918	3,636,883
	Reno de Medici SpA	1,173,753	938,068
	Reply SpA	147,531	11,972,067
	Retelit SpA	769,328	1,525,450
*	Richard-Ginori 1735 SpA	8,489	0
#*	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	739,740
	Sabaf SpA	49,948	619,593
	SAES Getters SpA	27,092	731,266
#*	Safilo Group SpA	233,748	186,169
	Saipem SpA	4,506,646	11,307,662
#	Salini Impregilo SpA	1,282,257	2,017,302
#*	Salvatore Ferragamo SpA	361,379	4,900,478
*	Saras SpA	4,214,258	3,322,057

64

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
#	Servizi Italia SpA	62,874	$164,055
	Sesa SpA	49,781	3,020,856
#	Societa Cattolica di Assicurazioni SC	1,217,456	7,007,448
#*	Sogefi SpA	332,859	328,793
	SOL SpA	161,642	1,911,504
#	Tamburi Investment Partners SpA	827,805	5,411,525
#*	Technogym SpA	631,612	5,286,152
*	Tinexta S.p.A.	122,766	1,651,455
#*	Tod's SpA	67,887	2,022,440
*	TXT e-solutions SpA	43,931	375,153
*	Unieuro SpA	66,937	564,380
#*	Unione di Banche Italiane SpA	7,777,728	25,529,881
*	Unipol Gruppo SpA	3,109,522	12,147,292
	Zignago Vetro SpA	189,132	2,830,688
TOTAL ITALY			453,459,409

NETHERLANDS — (7.0%)
	Aalberts NV	720,308	23,619,490
*	Accell Group NV	145,492	3,617,773
	AFC Ajax NV	13,955	239,980
*	Altice Europe NV	3,929,414	15,197,124
#*	Altice Europe NV, Class B	143,350	550,841
	AMG Advanced Metallurgical Group NV	184,488	3,288,970
	Amsterdam Commodities NV	119,479	2,617,309
#	APERAM SA	379,216	10,631,078
#*	Arcadis NV	528,120	9,573,106
	ASM International NV	172,034	26,484,044
	ASR Nederland NV	873,857	26,886,259
*	Atag Group NV	4,630	0
*	Basic-Fit NV	181,929	4,814,482
	BE Semiconductor Industries NV	550,104	24,391,448
*	Beter Bed Holding NV	16,974	35,072
*	Boskalis Westminster	620,160	12,246,165
#*	Brunel International NV	155,477	1,116,584
	Corbion NV	416,939	15,024,617
	Euronext NV	311,958	31,399,875
	Flow Traders	223,910	8,011,409
	ForFarmers NV	214,677	1,314,191
#*	Fugro NV	585,349	2,319,221
*	GrandVision NV	173,216	4,934,978
#*	Heijmans NV	157,571	1,188,796
*	Hunter Douglas NV	25,053	1,337,863
#	IMCD NV	357,089	33,673,279
#	Intertrust NV	466,539	7,955,197
#*	Kendrion NV	104,808	1,392,412
*	Koninklijke BAM Groep NV	1,855,013	3,367,405
*	Lucas Bols NV	20,321	189,551
*	Nederland Apparatenfabriek	33,400	1,541,515
#*	OCI NV	327,478	3,439,972
*	Ordina NV	625,125	1,283,990
#	PostNL NV	3,372,376	7,272,836
	SBM Offshore NV	1,334,375	19,662,695
#*	SIF Holding NV	34,182	399,300
*	Signify NV	780,137	20,057,303
#	Sligro Food Group NV	166,461	2,575,459
#*	SNS NV	705,718	0
#	TKH Group NV	267,721	10,546,337
*	TomTom NV	492,125	3,892,861

65

The Continental Small Company Series
continued

		Shares	Value»
NETHERLANDS — (Continued)
	Van Lanschot Kempen NV	76,871	$1,113,743
TOTAL NETHERLANDS			349,204,530

NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	2,499,556	1,095,801
	AF Gruppen ASA	68,590	1,231,683
*	Akastor ASA	1,059,224	536,807
#*	Aker Solutions ASA	1,078,114	952,357
	American Shipping Co. ASA	216,951	580,700
*	Archer, Ltd.	436,546	99,358
	Arendals Fossekompani A.S.	90	24,843
	Atea ASA	529,509	5,124,717
	Austevoll Seafood ASA	437,677	3,634,852
#	Avance Gas Holding, Ltd.	393,737	737,413
#*	Axactor SE	848,544	536,029
#*	B2Holding ASA	1,521,728	596,532
#	Bonheur ASA	146,347	3,597,995
	Borregaard ASA	743,872	7,929,822
#*	BW Energy, Ltd.	158,035	286,205
	BW LPG, Ltd.	685,466	2,158,337
	BW Offshore, Ltd.	774,469	2,591,994
#	DNO ASA	3,438,430	2,121,608
	Europris ASA	1,186,781	5,753,328
#	FLEX LNG, Ltd.	204,822	950,025
#	Frontline, Ltd.	457,298	3,184,192
	Grieg Seafood ASA	369,858	3,802,080
#*	Hexagon Composites ASA	640,597	2,693,986
#	Hoegh LNG Holdings, Ltd.	255,808	298,042
#*	IDEX ASA	506,708	78,774
#	Itera ASA	10,713	12,943
#*	Kongsberg Automotive ASA	2,171,519	79,002
#*	Kvaerner ASA	1,490,947	969,431
	Magnora ASA	14,637	11,568
*	NEL ASA	5,881,645	11,714,535
*	Nordic Nanovector ASA	328,770	736,058
#*	Nordic Semiconductor ASA	1,018,555	7,806,489
#	Norway Royal Salmon ASA	93,418	2,448,375
*	Norwegian Finans Holding ASA	671,029	4,631,882
	Norwegian Property ASA	43,744	55,685
#	Ocean Yield ASA	427,818	967,683
#*	Odfjell Drilling, Ltd.	683,725	783,406
*	Odfjell SE, Class A	137,586	313,273
#*	Olav Thon Eiendomsselskap ASA	118,760	1,735,977
*	Otello Corp. ASA	587,281	735,798
#*	PGS ASA	2,380,755	977,524
*	PhotoCure ASA	115,295	839,104
#*	Protector Forsikring ASA	438,078	1,686,705
#*	REC Silicon ASA	1,473,908	437,512
*	Sbanken ASA	486,979	3,188,972
	Scatec Solar ASA	227,808	3,723,335
	Selvaag Bolig ASA	313,829	1,862,842
	Solon Eiendom ASA	56,855	181,063
#	Stolt-Nielsen, Ltd.	188,366	1,720,655
*	Subsea 7 SA	91,166	581,357
	TGS NOPEC Geophysical Co. ASA	12,586	185,665
	Treasure ASA	314,079	360,480
*	Veidekke ASA	717,317	8,709,593
#*	Wallenius Wilhelmsen ASA	334,602	439,897
	Wilh Wilhelmsen Holding ASA, Class A	68,304	838,596

66

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
#*	XXL ASA	631,471	$1,246,377
TOTAL NORWAY			110,579,262

PORTUGAL — (0.8%)
#	Altri SGPS SA	541,780	2,608,985
#*	Banco Comercial Portugues SA, Class R	61,133,213	7,344,013
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	882,504	2,092,868
#	Ibersol SGPS SA	36,721	214,885
#*	Mota-Engil SGPS SA	641,747	823,484
#	Navigator Co. SA (The)	1,838,891	4,475,275
	NOS SGPS SA	1,828,612	7,987,098
	Novabase SGPS SA	72,649	253,815
	REN - Redes Energeticas Nacionais SGPS SA	3,010,364	8,214,579
	Semapa-Sociedade de Investimento e Gestao	173,756	1,580,418
*	Sonae Capital SGPS SA	765,843	437,038
	Sonae SGPS SA	6,699,002	4,845,674
TOTAL PORTUGAL			40,878,132

SPAIN — (5.3%)
#	Acciona SA	173,951	17,112,487
	Acerinox SA	1,153,704	9,379,864
#*	Adveo Group International SA	84,445	8,624
	Alantra Partners SA	70,405	865,374
	Almirall SA	415,709	5,487,116
*	Amper SA	5,396,257	979,301
	Applus Services SA	911,014	7,018,238
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,425,107
*	Azkoyen SA	67,253	399,916
	Banco de Sabadell SA	24,460,882	8,594,133
#	Bankia SA	4,998,517	5,344,031
	Bankinter SA	3,364,750	16,127,650
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	6,311,903
#	CIE Automotive SA	424,373	7,471,121
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,714,132
*	Distribuidora Internacional de Alimentacion SA	207,031	25,905
	Ebro Foods SA	531,944	11,035,602
#*	eDreams ODIGEO SA	424,956	1,182,458
	Elecnor SA	200,108	2,131,707
#	Enagas SA	611,296	14,954,460
#	Ence Energia y Celulosa SA	988,129	3,246,274
	Ercros SA	772,089	1,561,418
	Euskaltel SA	548,865	4,867,795
	Faes Farma SA	2,012,534	8,205,437
*	Fluidra SA	324,873	4,311,361
	Fomento de Construcciones y Contratas	14,569	137,655
	Fomento de Construcciones y Contratas SA	335,082	3,170,079
	Gestamp Automocion SA	5,183	13,127
*	Global Dominion Access SA	695,411	2,230,054
	Grupo Catalana Occidente SA	254,842	5,901,320
#*	Grupo Empresarial San Jose SA	151,317	809,291
#*	Grupo Ezentis SA	1,629,459	609,133
	Iberpapel Gestion SA	47,911	1,048,610
#*	Indra Sistemas SA	856,710	6,784,359
	Laboratorios Farmaceuticos Rovi SA	72,954	2,074,513
	Liberbank SA	13,690,046	2,274,122
*	Masmovil Ibercom SA	410,017	10,506,054

67

The Continental Small Company Series
continued

		Shares	Value»
SPAIN — (Continued)
*	Mediaset Espana Comunicacion SA	1,072,499	$3,977,975
	Melia Hotels International SA	792,923	3,384,414
	Miquel y Costas & Miquel SA	142,923	2,051,124
*	Neinor Homes SA	17,930	184,570
#*	Obrascon Huarte Lain SA	905,725	648,459
#	Pharma Mar SA	1,314,720	11,357,676
	Prim SA	39,523	425,099
*	Promotora de Informaciones SA, Class A	2,256,157	1,272,810
	Prosegur Cia de Seguridad SA	1,771,040	4,131,054
*	Quabit Inmobiliaria SA	731,270	316,740
*	Realia Business SA	1,772,639	1,363,921
	Renta 4 Banco SA	442	2,930
	Sacyr S.A.	3,062,890	6,381,058
#*	Solaria Energia y Medio Ambiente SA	395,783	5,038,718
*	Talgo SA	615,814	2,934,685
#*	Tecnicas Reunidas SA	195,397	2,990,971
	Tubacex SA	772,793	1,171,220
*	Unicaja Banco SA	2,473,035	1,264,374
	Vidrala SA	117,537	11,208,096
	Viscofan SA	280,336	18,325,648
*	Vocento SA	352,577	292,714
	Zardoya Otis SA	1,131,276	7,760,813
TOTAL SPAIN			264,804,800

SWEDEN — (7.8%)
	AcadeMedia AB	398,138	2,705,562
*	Adapteo Oyj	280,480	2,394,225
#*	AddLife AB, Class B	219,382	2,319,339
*	AddNode Group AB	84,058	1,612,643
	AddTech AB, Class B	366,607	14,827,398
*	AF POYRY AB	640,379	13,846,981
#	Alimak Group AB	253,043	2,743,514
*	Ambea AB	7,111	36,336
*	Arise AB	36,861	147,101
	Arjo AB, Class B	898,834	5,018,586
	Atrium Ljungberg AB, Class B	244,368	3,452,211
*	Attendo AB	680,729	2,678,267
	Avanza Bank Holding AB	687,653	9,797,796
*	BE Group AB	16,297	48,025
	Beijer Alma AB	284,490	2,927,879
*	Beijer Electronics Group AB	93,898	399,701
	Beijer Ref AB	225,136	6,827,552
	Bergman & Beving AB	193,579	1,498,578
	Besqab AB	21,962	255,087
	Betsson AB	977,562	6,815,343
*	Bilia AB, Class A	659,191	5,341,394
	BillerudKorsnas AB	650,987	9,343,532
	BioGaia AB, Class B	122,544	6,744,059
*	Biotage AB	456,538	6,835,979
*	Bjorn Borg AB	13,009	19,726
	Bonava AB, Class B	458,773	2,479,466
*	Bravida Holding AB	955,458	9,133,436
*	Bufab AB	216,961	2,290,913
#*	Bulten AB	119,933	690,261
	Bure Equity AB	449,636	9,813,033
#*	Byggmax Group AB	356,302	1,685,802
	Catena AB	152,830	6,043,234
*	Cavotec SA	79,682	159,047
	Clas Ohlson AB, Class B	148,783	1,667,485

68

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
*	Cloetta AB, Class B	1,667,143	$4,260,560
*	Collector AB	134,446	196,072
*	Coor Service Management Holding AB	265,642	1,756,730
	Corem Property Group AB, Class B	163,626	311,343
	Dios Fastigheter AB	868,442	5,817,204
*	Dometic Group AB	1,097,547	9,918,443
*	Doro AB	155,569	588,367
*	Duni AB	220,953	2,316,177
	Dustin Group AB	449,101	2,452,186
	Eastnine AB	126,421	1,589,813
*	Elanders AB, Class B	54,920	309,187
#*	Eltel AB	201,453	438,845
*	Enea AB	96,899	1,751,725
#*	eWork Group AB	32,666	216,818
*	Fagerhult AB	293,570	1,088,979
#*	Fingerprint Cards AB, Class B	634,700	1,159,687
*	Granges AB	546,114	4,353,927
*	Gunnebo AB	247,275	485,235
*	Haldex AB	276,371	1,124,028
	Heba Fastighets AB, Class B	133,938	1,242,129
*	Hexpol AB	147,016	1,097,018
*	HIQ International AB	168,305	787,818
#*	HMS Networks AB	115,458	2,163,315
#*	Hoist Finance AB	515,550	1,392,463
*	Humana AB	81,076	413,221
*	Inwido AB	412,437	2,877,761
	JM AB	525,001	11,881,144
#	Kindred Group P.L.C.	1,200,537	7,247,727
#	Klovern AB, Class B	3,984,878	6,338,569
*	KNOW IT AB	201,771	3,355,846
	Kungsleden AB	1,454,309	10,884,441
	Lagercrantz Group AB, Class B	465,779	7,221,175
	Lindab International AB	603,188	7,109,880
*	Loomis AB	256,870	6,136,299
*	Medivir AB, Class B	160,562	255,153
*	Mekonomen AB	309,713	2,214,841
*	Modern Times Group MTG AB, Class B	337,189	3,675,273
	Momentum Group AB, Class B	184,982	2,374,980
	Mycronic AB	441,388	8,368,165
	NCC AB, Class B	112,716	1,832,317
*	Nederman Holding AB	29,566	357,881
*	Net Insight AB, Class B	1,129,868	309,442
*	New Wave Group AB, Class B	435,702	1,464,523
*	Nobia AB	860,489	4,098,652
*	Nobina AB	739,814	4,433,556
*	Nolato AB, Class B	159,009	10,752,546
*	Nordic Entertainment Group AB, Class B	51,345	1,579,103
*	Nordic Waterproofing Holding A.S.	62,463	684,677
	NP3 Fastigheter AB	152,387	1,444,774
*	Nyfosa AB	1,252,852	8,598,636
*	OEM International AB, Class B	46,319	1,193,547
*	Pandox AB	23,104	268,181
*	Peab AB, Class B	676,819	5,594,589
	Platzer Fastigheter Holding AB, Class B	249,458	2,138,812
#	Pricer AB, Class B	892,974	2,358,733
*	Proact IT Group AB	61,281	1,154,787
*	Qliro Group AB	801,155	558,792
*	Ratos AB, Class B	1,503,826	4,043,968
#*	RaySearch Laboratories AB	163,313	1,530,780

69

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
*	Recipharm AB	148,662	$1,831,512
#*	Recipharm AB, Class B	371,662	4,609,957
	Resurs Holding AB	622,116	2,566,320
	Rottneros AB	672,020	623,071
	Sagax AB, Class B	40,858	552,324
	Samhallsbyggnadsbolaget i Norden AB	1,742,034	4,475,844
#*	SAS AB	1,844,722	1,543,560
*	Scandi Standard AB	399,701	2,768,468
	Sectra AB, Class B	111,168	6,334,824
*	Semcon AB	118,592	635,567
*	Sensys Gatso Group AB	2,274,070	314,840
#	SkiStar AB	314,278	3,220,934
	Sweco AB, Class B	1	33
	Systemair AB	84,050	1,463,260
	Thule Group AB	583,154	14,807,192
	Troax Group AB	210,818	3,309,320
*	VBG Group AB, Class B	26,108	392,444
	Wihlborgs Fastigheter AB	838,096	13,786,192
TOTAL SWEDEN			387,405,993

SWITZERLAND — (14.0%)
	Allreal Holding AG	114,189	22,636,602
	ALSO Holding AG	43,335	10,645,021
*	ams AG	1,516,165	22,603,822
*	APG SGA SA	8,640	1,614,085
#*	Arbonia AG	340,972	3,533,073
#*	Aryzta AG	6,545,222	2,960,717
*	Ascom Holding AG	235,917	2,180,746
#*	Autoneum Holding AG	21,144	2,069,451
	Bachem Holding AG, Class B	3,642	961,823
	Banque Cantonale de Geneve	9,327	1,798,809
	Banque Cantonale du Jura SA	4,071	240,494
	Banque Cantonale Vaudoise	75,290	7,331,928
	Belimo Holding AG	3,028	22,409,383
	Bell Food Group AG	14,116	3,579,840
	Bellevue Group AG	56,426	1,314,193
	Berner Kantonalbank AG	28,789	6,984,462
	BKW AG	153,128	13,747,981
#	Bobst Group SA	64,411	3,814,390
	Bossard Holding AG, Class A	43,180	6,618,650
	Bucher Industries AG	54,197	15,654,857
	Burckhardt Compression Holding AG	541	132,543
	Burkhalter Holding AG	28,978	1,868,889
*	Calida Holding AG	32,749	997,967
#	Carlo Gavazzi Holding AG	2,982	567,353
	Cembra Money Bank AG	187,433	18,322,175
	Cicor Technologies, Ltd.	14,897	642,209
	Cie Financiere Tradition SA	10,661	1,185,404
#*	Clariant AG	205,780	4,049,930
	Coltene Holding AG	25,850	1,949,340
	Conzzeta AG	9,547	8,558,551
	Daetwyler Holding AG	30,267	5,934,398
	DKSH Holding AG	223,126	14,375,528
	dormakaba Holding AG	24,237	13,235,994
#*	Dottikon Es Holding AG	143	127,314
#*	Dufry AG	276,747	8,289,547
	EFG International AG	657,243	4,688,098
	Emmi AG	15,057	13,178,843
	Energiedienst Holding AG	82,382	2,622,508

70

The Continental Small Company Series
continued

		Shares	Value»
SWITZERLAND — (Continued)
#*	Evolva Holding SA	3,349,123	$816,741
#*	Feintool International Holding AG	16,000	816,392
#*	Fenix Outdoor International AG	19,372	1,747,741
*	Flughafen Zurich AG	126,351	16,502,353
	Forbo Holding AG	8,613	12,503,446
	Galenica AG	18,858	1,352,029
*	GAM Holding AG	1,273,935	2,958,916
	Georg Fischer AG	31,555	27,203,581
	Gurit Holding AG	3,022	4,426,638
	Helvetia Holding AG	216,663	20,294,788
*	Hiag Immobilien Holding AG	19,720	1,926,832
#*	HOCHDORF Holding AG	7,010	452,826
	Huber & Suhner AG	94,378	6,636,750
	Hypothekarbank Lenzburg AG	6	27,160
	Implenia AG	126,765	4,713,379
#*	Ina Invest Holding AG	25,353	561,943
	Inficon Holding AG	14,600	11,425,035
	Interroll Holding AG	4,787	9,684,452
	Intershop Holding AG	10,318	6,175,890
	Investis Holding SA	3,516	323,563
*	Jungfraubahn Holding AG	16,485	2,150,194
	Kardex AG	47,374	8,711,945
#*	Komax Holding AG	25,771	4,195,458
#	Kudelski SA	233,259	848,579
*	Landis & Gyr Group AG	8,689	562,875
#*	Lastminute.com NV	23,689	572,747
	LEM Holding SA	3,808	5,638,158
	Liechtensteinische Landesbank AG	62,748	3,854,599
#*	Luzerner Kantonalbank AG	19,960	8,284,695
*	MCH Group AG	3,800	72,363
*	Meier Tobler Group AG	22,913	245,993
	Metall Zug AG	1,082	1,618,273
#*	Meyer Burger Technology AG	814,920	243,788
*	Mikron Holding AG	8,692	47,890
	Mobilezone Holding AG	279,877	2,444,880
*	Mobimo Holding AG	55,872	16,212,162
#*	Newron Pharmaceuticals SpA	20,064	36,322
	OC Oerlikon Corp. AG	1,609,083	13,199,644
#*	Orascom Development Holding AG	93,520	868,338
#	Orell Fuessli Holding AG	5,028	473,062
	Orior AG	37,151	3,055,827
	Phoenix Mecano AG	4,407	1,773,769
	Plazza AG, Class A	7,247	2,104,066
	PSP Swiss Property AG	331,480	37,336,501
	Rieter Holding AG	21,561	1,993,565
	Romande Energie Holding SA	2,625	2,829,483
#	Schaffner Holding AG	3,363	685,332
#*	Schmolz + Bickenbach AG	3,310,891	682,296
	Schweiter Technologies AG	6,895	8,546,527
	SFS Group AG	126,103	11,884,058
*	Siegfried Holding AG	30,001	13,652,616
	SIG Combibloc Group AG	160,186	2,606,495
	St Galler Kantonalbank AG	16,726	7,488,530
	Sulzer AG	136,230	10,925,534
	Sunrise Communications Group AG	271,523	24,151,079
	Swiss Prime Site AG	10,169	943,330
	Swissquote Group Holding SA	77,115	6,608,804
	Thurgauer Kantonalbank	3,152	353,798
*	Tornos Holding AG	26,632	135,626

71

The Continental Small Company Series
continued

	Shares	Value»
SWITZERLAND — (Continued)
TX Group AG	16,740	$1,243,593
* u-blox Holding AG	51,624	3,540,798
Valiant Holding AG	105,977	9,888,930
* Valora Holding AG	27,553	5,292,982
VAT Group AG	205,035	37,659,370
Vaudoise Assurances Holding SA	6,628	3,122,809
* Vetropack Holding AG	64,600	3,575,706
* Von Roll Holding AG	378,198	347,211
Vontobel Holding AG	226,317	15,936,630
VP Bank AG	23,617	3,075,790
VZ Holding AG	90,005	6,754,419
#* V-ZUG Holding AG	10,820	890,770
Walliser Kantonalbank	18,991	2,063,744
Warteck Invest AG	27	59,373
# Ypsomed Holding AG	7,378	1,047,898
Zehnder Group AG	81,744	3,218,608
Zug Estates Holding AG, Class B	1,178	2,499,720
Zuger Kantonalbank AG	697	4,512,984
TOTAL SWITZERLAND		696,747,909

UNITED ARAB EMIRATES — (0.0%)
#* Borr Drilling Ltd.	58,749	66,018

UNITED KINGDOM — (0.7%)
* Concentric AB	357,171	5,072,215
* Dialog Semiconductor P.L.C.	601,965	27,514,995
TOTAL UNITED KINGDOM		32,587,210
TOTAL COMMON STOCKS		4,585,435,856

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Biotest AG	100,615	2,296,667
Draegerwerk AG & Co. KGaA	58,910	4,820,718
# Fuchs Petrolub SE	265,955	10,689,739
Jungheinrich AG	366,703	8,621,880
Sixt SE	116,451	6,065,070
STO SE & Co. KGaA	13,545	1,537,851
* Villeroy & Boch AG	50,436	637,956
TOTAL GERMANY		34,669,881

RIGHTS/WARRANTS — (0.1%)

AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	0

FINLAND — (0.1%)
#* Finnair Oyj	454,133	1,989,851

SWITZERLAND — (0.0%)
#* Meier Tobler Group AG	22,913	30,230
TOTAL RIGHTS/WARRANTS		2,020,081
TOTAL INVESTMENT SECURITIES
(Cost $4,607,588,086)		4,622,125,818

72

The Continental Small Company Series
continued

	Shares	Value†
SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	30,197,652	$349,417,036
TOTAL INVESTMENTS — (100.0%)
(Cost $4,956,946,879)		$4,971,542,854

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$163,654,026	—	$163,654,026
Belgium	—	163,645,201	—	163,645,201
Denmark	$1,021,951	258,631,920	—	259,653,871
Finland	—	295,182,881	—	295,182,881
France	—	486,074,015	—	486,074,015
Germany	14,075,228	697,916,517	—	711,991,745
Ireland	—	26,880,662	—	26,880,662
Israel	572,425	142,047,767	—	142,620,192
Italy	—	453,459,409	—	453,459,409
Netherlands	—	349,204,530	—	349,204,530
Norway	—	110,579,262	—	110,579,262
Portugal	—	40,878,132	—	40,878,132
Spain	137,655	264,667,145	—	264,804,800
Sweden	7,967,811	379,438,182	—	387,405,993
Switzerland	1,452,713	695,295,196	—	696,747,909
United Arab Emirates	—	66,018	—	66,018
United Kingdom	—	32,587,210	—	32,587,210
Preferred Stocks
Germany	—	34,669,881	—	34,669,881
Rights/Warrants
Finland	—	1,989,851	—	1,989,851
Switzerland	—	30,230	—	30,230
Securities Lending Collateral	—	349,417,036	—	349,417,036
TOTAL	$25,227,783	$4,946,315,071	—	$4,971,542,854

73

THE CANADIAN SMALL COMPANY SERIES SUMMARY

SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2020

(Unaudited)

		Shares	Value»
COMMON STOCKS — (87.2%)
COMMUNICATION SERVICES — (0.9%)
#*	Aimia, Inc.	805,975	$1,763,219
#	Cineplex, Inc.	388,838	2,302,782
	Cogeco, Inc.	26,819	1,600,527
	Corus Entertainment, Inc., Class B	1,096,950	2,310,899
*	Glacier Media, Inc.	31,495	5,336
	Mediagrif Interactive Technologies, Inc.	21,970	94,185
*	TeraGo, Inc.	2,400	10,519
#*	WildBrain, Ltd.	862,263	825,679
#	Yellow Pages, Ltd.	105,820	701,517
TOTAL COMMUNICATION SERVICES			9,614,663

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	427,638	5,988,066
#	AutoCanada, Inc.	141,673	1,116,604
	BMTC Group, Inc.	20,581	117,489
	BRP, Inc.	119,011	5,075,675
#*	Canada Goose Holdings, Inc.	99,519	2,305,855
	Dorel Industries, Inc., Class B	180,697	722,735
	Exco Technologies, Ltd.	164,124	809,981
	Gamehost, Inc.	83,699	383,168
#	Gildan Activewear, Inc.	14,900	230,801
#*	Great Canadian Gaming Corp.	428,062	8,522,773
*	Intertain Group, Ltd. (The)	70,628	598,069
	Leon's Furniture, Ltd.	171,679	1,686,946
	Linamar Corp.	216,634	5,856,267
	Martinrea International, Inc.	518,668	3,927,451
#	MTY Food Group, Inc.	78,515	1,407,663
#	Park Lawn Corp.	119,471	1,972,996
#	Pizza Pizza Royalty Corp.	156,674	962,479
#*	Points International, Ltd.	50,316	455,498
*	Points International, Ltd.	11,831	107,780
	Pollard Banknote, Ltd.	25,700	323,711
#	Recipe Unlimited Corp.	76,777	524,251
	Reitmans Canada, Ltd., Class A	125,155	6,914
	Sleep Country Canada Holdings, Inc.	158,535	1,876,589
#*	Spin Master Corp.	102,740	1,856,373
	Uni-Select, Inc.	325,782	1,768,572
*	Zenith Capital Corp.	111,820	6,672
TOTAL CONSUMER DISCRETIONARY			48,611,378

CONSUMER STAPLES — (5.4%)
#*	Alcanna, Inc.	190,611	494,218
	Andrew Peller, Ltd., Class A	168,200	1,090,277
#	Clearwater Seafoods, Inc.	104,195	392,190
	Corby Spirit and Wine, Ltd.	87,267	1,044,556
#	High Liner Foods, Inc.	89,880	383,989
#	Jamieson Wellness, Inc.	275,646	7,224,134
	KP Tissue, Inc.	45,700	362,880
	Lassonde Industries, Inc., Class A	17,800	2,032,394
#	Maple Leaf Foods, Inc.	354,493	7,444,457
*	Mav Beauty Brands, Inc.	7,000	12,529
	North West Co., Inc. (The)	319,480	6,984,507

74

The Canadian Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Premium Brands Holdings Corp.	182,482	$11,640,352
	Primo Water Corp.	96,682	1,329,378
	Primo Water Corp.	813,424	11,162,411
#	Rogers Sugar, Inc.	712,254	2,455,325
#*	SunOpta, Inc.	291,540	1,372,231
#*	Village Farms International, Inc.	21,817	104,135
*	Village Farms International, Inc.	20,293	97,203
TOTAL CONSUMER STAPLES			55,627,166

ENERGY — (10.2%)
#*	Advantage Oil & Gas, Ltd.	1,010,286	1,235,323
#*	Africa Oil Corp.	1,333,299	1,050,847
	ARC Resources, Ltd.	2,215,726	7,442,332
#*	Athabasca Oil Corp.	2,942,410	390,125
#*	Baytex Energy Corp.	2,263,234	1,150,288
#	Birchcliff Energy, Ltd.	1,541,326	1,294,278
#*	Bonavista Energy Corp.	1,461,400	53,823
#*	Calfrac Well Services, Ltd.	26,910	3,568
	Cameco Corp.	12,658	129,745
#	Canacol Energy, Ltd.	960,726	2,717,435
#	Cardinal Energy, Ltd.	599,998	234,236
#	CES Energy Solutions Corp.	1,351,503	1,075,150
	Computer Modelling Group, Ltd.	464,145	1,623,961
#	Crescent Point Energy Corp.	2,348,538	3,805,822
#*	Crew Energy, Inc.	873,876	196,326
#*	Denison Mines Corp.	3,163,415	1,118,473
#	Enerflex, Ltd.	430,978	1,631,723
#*	Energy Fuels, Inc.	347,960	522,862
#	Enerplus Corp.	1,046,075	2,943,434
#	Ensign Energy Services, Inc.	617,495	473,037
#*	Essential Energy Services Trust	266,437	30,420
#*	Fission Uranium Corp.	1,962,000	346,847
#	Freehold Royalties, Ltd.	447,473	1,160,213
#	Frontera Energy Corp.	244,929	613,405
*	GASFRAC Energy Services, Inc.	91,560	137
*	Gear Energy, Ltd.	886,356	133,841
	Gibson Energy, Inc.	940,791	14,642,688
#*	Gran Tierra Energy, Inc.	2,206,411	747,605
	High Arctic Energy Services, Inc.	115,900	57,199
#*	Kelt Exploration, Ltd.	1,021,865	1,053,780
*	Lightstream Resources, Ltd.	687,816	0
*	Manitok Energy, Inc.	2,187	0
#*	MEG Energy Corp.	2,543,536	7,063,296
	North American Construction Group, Ltd.	118,644	743,710
	North American Construction Group, Ltd.	9,342	58,481
#*	NuVista Energy, Ltd.	1,212,978	687,974
#*	Obsidian Energy, Ltd.	108,531	45,568
#*	Painted Pony Energy, Ltd.	752,149	260,393
#*	Paramount Resources, Ltd., Class A	332,422	389,328
*	Parex Resources, Inc.	786,291	9,475,339
	Pason Systems, Inc.	379,526	2,074,310
#	Peyto Exploration & Development Corp.	1,226,280	1,616,854
*	PHX Energy Services Corp.	90,928	87,070
	Pinnacle Renewable Energy, Inc.	40,506	130,385
#	PrairieSky Royalty, Ltd.	1,029,307	6,505,196
#*	Precision Drilling Corp.	1,607,629	1,219,695
*	Pulse Seismic, Inc.	256,332	194,477
#*	Questerre Energy Corp., Class A	797,460	67,552
	Secure Energy Services, Inc.	798,486	982,227

75

The Canadian Small Company Series
continued

		Shares	Value»
ENERGY — (Continued)
*	Seven Generations Energy, Ltd., Class A	1,135,906	$2,535,206
#	ShawCor, Ltd.	320,715	640,202
*	Storm Resources, Ltd.	5,600	5,981
#	Surge Energy, Inc.	1,634,247	403,265
#*	Tamarack Valley Energy, Ltd.	1,599,540	1,048,608
	TerraVest Industries, Inc.	3,700	41,290
*	Tervita Corp.	70,398	197,566
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	723,480
#	TORC Oil & Gas, Ltd.	924,765	1,158,000
	Total Energy Services, Inc.	232,063	358,966
*	Touchstone Exploration, Inc.	51,500	33,762
	Tourmaline Oil Corp.	1,058,147	9,251,771
	TransGlobe Energy Corp.	498,445	275,364
#*	Trican Well Service, Ltd.	1,761,505	1,063,962
#	Vermilion Energy, Inc.	524,924	2,335,401
	Vermilion Energy, Inc.	33,463	149,245
#	Whitecap Resources, Inc.	2,403,239	3,947,571
#*	Yangarra Resources, Ltd.	376,971	183,265
TOTAL ENERGY			103,833,683

FINANCIALS — (7.6%)
	AGF Management, Ltd., Class B	571,547	2,113,410
#	Alaris Royalty Corp.	173,725	1,657,144
#	Canaccord Genuity Group, Inc.	444,384	2,261,854
	Canadian Western Bank	456,902	7,959,437
#	Chesswood Group, Ltd.	56,542	164,928
#	CI Financial Corp.	379,201	4,823,808
	Clairvest Group, Inc.	1,900	64,938
*	Echelon Financial Holdings, Inc.	15,650	66,054
	ECN Capital Corp.	2,488,693	7,075,983
	E-L Financial Corp., Ltd.	7,178	3,571,684
	Element Fleet Management Corp.	1,128,513	8,420,622
#	Equitable Group, Inc.	53,142	2,794,496
#	Fiera Capital Corp.	302,075	2,113,813
	Firm Capital Mortgage Investment Corp.	185,919	1,542,021
	First National Financial Corp.	53,893	1,121,051
#	Genworth MI Canada, Inc.	234,684	5,740,907
#	GMP Capital, Inc.	427,687	412,692
#	goeasy, Ltd.	39,839	1,604,594
	GoldMoney, Inc.	125,000	240,314
	Guardian Capital Group, Ltd., Class A	88,614	1,354,405
#*	Home Capital Group, Inc.	292,917	4,354,055
*	Kingsway Financial Services, Inc.	13,070	29,243
#	Laurentian Bank of Canada	412,090	8,681,330
#	Sprott, Inc.	140,658	5,055,014
	Timbercreek Financial Corp.	506,740	3,206,318
*	Trisura Group, Ltd.	31,411	1,417,151
TOTAL FINANCIALS			77,847,266

HEALTH CARE — (1.1%)
#*	CRH Medical Corp.	412,171	862,232
#*	Cronos Group, Inc.	206,397	1,240,446
#	Extendicare, Inc.	498,639	2,060,522
	HLS Therapeutics, Inc.	3,900	52,255
*	Knight Therapeutics, Inc.	808,695	4,181,673
#	Medical Facilities Corp.	304,589	973,715
#	Sienna Senior Living, Inc.	271,631	1,850,756
TOTAL HEALTH CARE			11,221,599

76

The Canadian Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (10.7%)
	Aecon Group, Inc.	259,061	$2,816,544
#	AG Growth International, Inc.	136,123	2,739,305
	Algoma Central Corp.	48,800	361,615
#*	ATS Automation Tooling Systems, Inc.	437,554	6,162,369
#	Badger Daylighting, Ltd.	140,856	3,083,559
#	Bird Construction, Inc.	255,438	1,119,517
#*	Black Diamond Group, Ltd.	330,892	375,349
	Calian Group, Ltd.	39,603	1,599,464
	CanWel Building Materials Group, Ltd.	337,453	1,101,147
#	Cargojet, Inc.	9,284	1,094,166
	Cervus Equipment Corp.	47,197	225,973
#*	DIRTT Environmental Solutions	273,168	329,991
#	Exchange Income Corp.	56,748	1,118,156
	Finning International, Inc.	885,513	12,073,398
#*	GDI Integrated Facility Services, Inc.	11,700	280,004
	Hardwoods Distribution, Inc.	14,902	180,238
*	Heroux-Devtek, Inc.	239,845	1,798,484
#	Horizon North Logistics, Inc.	908,944	408,409
*	IBI Group, Inc.	113,900	389,287
	K-Bro Linen, Inc.	57,753	1,125,197
	Magellan Aerospace Corp.	112,778	599,777
	Morneau Shepell, Inc.	401,948	9,382,537
	Mullen Group, Ltd.	376,027	2,013,639
#	NFI Group, Inc.	317,312	3,891,606
*	Patriot One Technologies, Inc.	104,500	81,592
	Richelieu Hardware, Ltd.	361,973	7,700,192
	Rocky Mountain Dealerships, Inc.	113,474	347,710
#	Russel Metals, Inc.	339,623	4,057,664
#	Savaria Corp.	184,973	1,697,675
#	SNC-Lavalin Group, Inc.	109,100	1,841,103
#	Stantec, Inc.	489,094	15,098,652
	TFI International, Inc.	481,820	17,102,906
#	Transcontinental, Inc., Class A	343,604	3,821,759
	Wajax Corp.	90,980	562,929
#	Westshore Terminals Investment Corp.	203,386	2,503,374
TOTAL INDUSTRIALS			109,085,287

INFORMATION TECHNOLOGY — (5.9%)
#	Absolute Software Corp.	303,292	3,085,196
#*	BlackBerry, Ltd.	869,494	4,239,872
#*	BlackBerry, Ltd.	1,540,551	7,533,294
*	Celestica, Inc.	36,408	248,667
*	Celestica, Inc.	575,408	3,950,208
*	Descartes Systems Group, Inc. (The)	19,744	1,042,319
#	Enghouse Systems, Ltd.	263,395	14,066,100
	Evertz Technologies, Ltd.	159,651	1,319,449
*	EXFO, Inc.	60,487	173,317
#*	Kinaxis, Inc.	141,544	20,232,785
*	Photon Control, Inc.	447,494	586,726
	Pivot Technology Solutions, Inc.	27,500	35,449
	Quarterhill, Inc.	1,017,776	1,566,847
#*	Sierra Wireless, Inc.	241,452	2,168,017
	Vecima Networks, Inc.	6,059	46,639
TOTAL INFORMATION TECHNOLOGY			60,294,885

MATERIALS — (30.4%)
#*	5N Plus, Inc.	556,129	659,522
#	Acadian Timber Corp.	73,740	788,675

77

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
#	AirBoss of America Corp.	103,062	$1,385,446
#*	Alacer Gold Corp.	2,084,220	14,323,639
	Alamos Gold, Inc., Class A	2,137,711	19,934,749
#*	Alio Gold, Inc.	204,318	257,355
#	Altius Minerals Corp.	190,340	1,365,580
#*	Americas Gold & Silver Corp.	86,596	225,804
*	Amerigo Resources, Ltd.	18,200	4,893
#*	Argonaut Gold, Inc.	1,812,297	3,417,413
	B2Gold Corp.	348,457	1,981,503
	Caledonia Mining Corp. P.L.C.	540	9,353
*	Canfor Corp.	372,233	3,227,153
#	Canfor Pulp Products, Inc.	160,575	638,704
#*	Capstone Mining Corp.	2,781,355	1,700,445
	Cascades, Inc.	472,362	5,146,018
#	Centerra Gold, Inc.	1,348,651	15,050,137
#*	China Gold International Resources Corp., Ltd.	1,660,600	905,159
#*	Copper Mountain Mining Corp.	972,155	451,133
#	Dundee Precious Metals, Inc.	1,156,904	7,618,387
#*	Eldorado Gold Corp.	738,003	7,115,834
*	Eldorado Gold Corp.	74,100	718,770
#*	Endeavour Mining Corp.	391,356	9,469,676
#*	Endeavour Silver Corp.	555,055	1,259,259
*	Equinox Gold Corp.	39,464	441,264
#*	Equinox Gold Corp.	11,912	133,653
*	ERO Copper Corp.	98,067	1,420,874
*	Excellon Resources, Inc.	14,400	8,804
#*	First Majestic Silver Corp.	713,181	7,091,888
#*	First Majestic Silver Corp.	42,564	423,512
#*	First Mining Gold Corp.	749,400	234,602
#*	Fortuna Silver Mines, Inc.	913,292	4,641,805
*	Fortuna Silver Mines, Inc.	437,641	2,227,593
#*	Galiano Gold, Inc.	949,993	1,259,566
*	GoGold Resources, Inc.	40,000	29,464
*	Gold Standard Ventures Corp.	10,700	8,906
#*	Golden Star Resources, Ltd.	437,309	1,272,371
#*	Guyana Goldfields, Inc.	979,918	1,255,935
*	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,348,349	4,081,994
#*	IAMGOLD Corp.	2,447,564	9,717,420
#*	IAMGOLD Corp.	599,837	2,369,356
#*	Imperial Metals Corp.	346,592	510,595
*	Interfor Corp.	357,791	3,014,974
*	International Tower Hill Mines, Ltd.	13,001	23,271
#	Intertape Polymer Group, Inc.	267,454	2,360,120
*	IPL Plastics, Inc.	20,248	81,135
*	Ivanhoe Mines, Ltd., Class A	3,084,210	8,746,471
#	Labrador Iron Ore Royalty Corp.	291,059	5,203,301
*	Largo Resources, Ltd.	573,711	354,977
#	Lucara Diamond Corp.	2,030,773	927,430
#*	Lundin Gold, Inc.	147,709	1,386,132
*	Major Drilling Group International, Inc.	515,244	1,628,165
*	Mandalay Resources Corp.	464	649
*	Marathon Gold Corp.	147,500	215,122
#	Methanex Corp.	140,382	2,533,411
	Methanex Corp.	44,780	809,622
*	Minco Base Metals Corp.	2,780	0
*	Mountain Province Diamonds, Inc.	102,431	23,012
*	New Gold, Inc.	4,039,058	5,474,268
	Norbord, Inc.	184,183	4,204,356

78

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
#*	Northern Dynasty Minerals, Ltd.	76,877	$109,857
#*	OceanaGold Corp.	3,806,514	8,860,183
*	Orbite Technologies, Inc.	73,500	0
#*	Orla Mining, Ltd.	9,900	27,857
#	Osisko Gold Royalties, Ltd.	772,174	7,712,645
#*	Osisko Mining, Inc.	486,477	1,372,427
	Pan American Silver Corp.	390,905	11,871,692
*	PolyMet Mining Corp.	642,081	269,583
#*	Premier Gold Mines, Ltd.	998,349	1,625,185
#*	Pretium Resources, Inc.	293,903	2,468,785
*	Pretium Resources, Inc.	455,178	3,808,797
#*	Roxgold, Inc.	1,208,860	1,362,372
#*	Sabina Gold & Silver Corp.	1,473,619	2,116,645
#*	Sandstorm Gold, Ltd.	1,058,655	10,160,780
#*	Seabridge Gold, Inc.	66,295	1,164,167
*	SEMAFO, Inc.	1,996,759	6,809,807
#*	SSR Mining, Inc.	711,103	15,153,366
#	Stelco Holdings, Inc.	37,984	214,038
#	Stella-Jones, Inc.	242,402	6,095,760
*	Stornoway Diamond Corp.	208,109	395
#	Supremex, Inc.	91	77
#*	Taseko Mines, Ltd.	1,439,326	710,333
#*	Teranga Gold Corp.	646,498	5,857,339
#*	TMAC Resources, Inc.	42,213	50,372
*	Torex Gold Resources, Inc.	411,414	6,482,134
#*	Trevali Mining Corp.	2,935,789	194,624
#*	Turquoise Hill Resources, Ltd.	2,248,334	1,656,109
*	Wesdome Gold Mines Ltd.	825,773	7,134,883
#	West Fraser Timber Co., Ltd.	290,209	10,200,923
#	Western Forest Products, Inc.	2,326,467	1,593,705
	Winpak, Ltd.	175,797	5,385,531
	Yamana Gold, Inc.	3,304,447	17,963,184
TOTAL MATERIALS			310,204,180

REAL ESTATE — (3.9%)
	Altus Group, Ltd.	261,893	7,868,750
	Bridgemarq Real Estate Services	53,069	459,311
	Colliers International Group, Inc.	165,544	9,499,026
	Colliers International Group, Inc.	4,163	238,582
	DREAM Unlimited Corp., Class A	492,374	3,249,610
	Information Services Corp.	17,674	193,456
#	Invesque, Inc.	191,266	476,252
*	Mainstreet Equity Corp.	31,349	1,556,597
	Melcor Developments, Ltd.	55,340	306,946
	Morguard Corp.	21,882	2,050,551
*	Real Matters, Inc.	334,320	6,520,915
	Tricon Capital Group, Inc.	1,022,259	6,889,857
TOTAL REAL ESTATE			39,309,853

UTILITIES — (6.3%)
#	Boralex, Inc., Class A	549,954	12,517,368
#	Capital Power Corp.	771,649	15,903,608
	Innergex Renewable Energy, Inc.	800,557	11,262,991
#	Just Energy Group, Inc.	138,308	70,295
*	Maxim Power Corp.	92,234	151,504
	Polaris Infrastructure, Inc.	115,463	1,228,113
#	Superior Plus Corp.	777,910	6,371,803
	TransAlta Corp.	1,784,708	10,582,572
79

The Canadian Small Company Series
continued

	Shares	Value»
UTILITIES — (Continued)
TransAlta Corp.	16,789	$99,559
TransAlta Renewables, Inc.	614,934	6,608,638
TOTAL UTILITIES		64,796,451
TOTAL COMMON STOCKS		890,446,411

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	55
MATERIALS — (0.1%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	1,287,222
TOTAL RIGHTS/WARRANTS		1,287,277
TOTAL INVESTMENT SECURITIES
(Cost $1,042,830,088)		891,733,688
		Value†
SECURITIES LENDING COLLATERAL — (12.7%)
@§ The DFA Short Term Investment Fund	11,224,864	129,882,903
TOTAL INVESTMENTS — (100.0%)
(Cost $1,172,690,165)		$1,021,616,591

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of June 30, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,614,663	—	—	$9,614,663
Consumer Discretionary	46,231,151	$2,380,227	—	48,611,378
Consumer Staples	55,627,166	—	—	55,627,166
Energy	103,833,546	137	—	103,833,683
Financials	77,847,266	—	—	77,847,266
Health Care	11,221,599	—	—	11,221,599
Industrials	109,085,287	—	—	109,085,287
Information Technology	60,294,885	—	—	60,294,885
Materials	310,194,432	9,748	—	310,204,180
Real Estate	39,309,853	—	—	39,309,853
Utilities	64,796,451	—	—	64,796,451
Rights/Warrants
Energy	—	55	—	55
Materials	—	1,287,222	—	1,287,222
Securities Lending Collateral	—	129,882,903	—	129,882,903
TOTAL	$888,056,299	$133,560,292	—	$1,021,616,591

80

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (2.6%)
	Adways, Inc.	18,400	$51,478
#	Aeria, Inc.	15,800	147,999
#	Akatsuki, Inc.	30,200	1,683,013
#*	ALBERT, Inc.	2,000	165,176
#*	AlphaPolis Co., Ltd.	13,800	265,923
	AOI TYO Holdings, Inc.	166,231	989,051
	Asahi Broadcasting Group Holdings Corp.	72,200	495,229
	Asahi Net, Inc.	102,300	633,335
	Ateam, Inc.	94,800	925,761
*	Atrae, Inc.	41,000	1,207,803
	Avex, Inc.	286,800	3,489,171
#*	Bengo4.com, Inc.	36,300	1,680,716
*	Broadmedia Corp.	39,100	29,004
	Broccoli Co., Ltd.	5,300	62,905
#*	CareerIndex, Inc.	25,100	106,936
#	Ceres, Inc.	24,900	288,958
*	COOKPAD, Inc.	228,500	687,837
#	Dip Corp.	253,900	6,891,938
*	Drecom Co., Ltd.	4,700	32,343
#*	eBook Initiative Japan Co., Ltd.	11,700	184,543
#	Extreme Co., Ltd.	17,300	319,290
	F@N Communications, Inc.	371,200	1,792,304
	Faith, Inc.	60,910	438,637
#	Freebit Co., Ltd.	69,000	553,406
	Full Speed, Inc.	41,900	189,222
	Gakken Holdings Co., Ltd.	38,900	2,133,280
	Gree, Inc.	982,000	4,662,546
	Gurunavi, Inc.	219,500	1,929,036
	Imagica Group, Inc.	118,100	616,410
	Intage Holdings, Inc.	263,400	2,346,443
	Internet Initiative Japan, Inc.	194,900	4,621,457
	ITmedia, Inc.	20,400	135,655
#*	Itokuro, Inc.	55,700	915,962
#*	Kadokawa Dwango	449,516	6,425,410
#	Kamakura Shinsho, Ltd.	61,100	840,122
#*	KLab, Inc.	141,900	1,262,790
*	LIFULL Co., Ltd.	462,800	2,812,749
	Macromill, Inc.	261,900	2,332,595
	MarkLines Co., Ltd.	70,900	1,387,825
	Marvelous, Inc.	255,000	1,799,782
#	Members Co., Ltd.	45,500	808,082
	Mixi, Inc.	219,400	4,239,671
*	Mobile Factory, Inc.	24,600	321,758
	MTI, Ltd.	192,600	1,249,225
#*	Mynet, Inc.	17,800	91,614
	Okinawa Cellular Telephone Co.	86,400	2,952,726
#*	PR Times, Inc.	600	14,413
	Proto Corp.	183,600	1,986,800
#*	Shobunsha Publications, Inc.	252,700	950,959
	SKY Perfect JSAT Holdings, Inc.	1,132,900	4,678,874
#	SoldOut, Inc.	6,300	81,945
#*	Synchro Food Co., Ltd.	47,900	219,171
	Toei Animation Co., Ltd.	54,100	2,523,831
	Toei Co., Ltd.	26,000	3,600,326
	Tohokushinsha Film Corp.	90,500	541,349
#	Tow Co., Ltd.	138,400	986,930

81

The Japanese Small Company Series
continued

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	TV Asahi Holdings Corp.	3,500	$54,666
	Tv Tokyo Holdings Corp.	103,500	2,154,492
#	Usen-Next Holdings Co., Ltd.	97,100	923,654
	ValueCommerce Co., Ltd.	113,500	1,746,226
#*	V-Cube, Inc.	112,200	467,793
*	Vector, Inc.	206,200	1,938,765
*	Vision, Inc.	128,400	1,883,010
	Wowow, Inc.	45,800	1,101,619
#*	Zappallas, Inc.	55,900	211,039
#	Zenrin Co., Ltd.	287,150	5,200,440
	ZIGExN Co., Ltd.	445,600	2,389,351
TOTAL COMMUNICATION SERVICES			100,852,769

CONSUMER DISCRETIONARY — (18.0%)
	Adastria Co., Ltd.	156,440	3,847,633
#	Adventure, Inc.	8,800	225,075
	Aeon Fantasy Co., Ltd.	65,032	1,770,789
*	AGORA Hospitality Group Co., Ltd.	341,200	107,140
	Ahresty Corp.	158,000	802,379
	Aigan Co., Ltd.	86,100	204,565
	Ainavo Holdings Co., Ltd.	5,600	49,124
	Aisan Industry Co., Ltd.	273,500	2,261,239
#*	Akebono Brake Industry Co., Ltd.	396,600	756,980
#	Alleanza Holdings Co., Ltd.	99,000	747,685
	Alpen Co., Ltd.	133,200	2,117,495
	Alpha Corp.	52,600	633,778
	Amiyaki Tei Co., Ltd.	32,000	1,015,856
	AOKI Holdings, Inc.	287,400	2,923,979
	Aoyama Trading Co., Ltd.	343,700	6,047,259
	Arata Corp.	102,100	3,827,662
	Arcland Sakamoto Co., Ltd.	228,600	2,696,614
	Arcland Service Holdings Co., Ltd.	110,400	1,961,823
	Asahi Co., Ltd.	114,000	1,264,340
	Asante, Inc.	49,700	959,945
	Ashimori Industry Co., Ltd.	30,899	426,010
	ASKUL Corp.	47,300	1,299,292
#	Asti Corp.	20,800	347,250
#	Atom Corp.	738,900	6,818,472
	Atsugi Co., Ltd.	127,300	965,474
*	Aucfan Co., Ltd.	3,100	22,423
	Aucnet, Inc.	22,400	307,650
	Autobacs Seven Co., Ltd.	555,300	9,166,960
	Baroque Japan, Ltd.	96,500	833,222
*	Beaglee, Inc.	35,400	325,218
	Beauty Garage, Inc.	18,600	285,738
	Belluna Co., Ltd.	383,700	2,508,445
	Bic Camera, Inc.	181,000	1,976,172
#	Bookoff Group Holdings, Ltd.	68,800	741,583
#	BRONCO BILLY Co., Ltd.	86,800	2,170,521
#	Can Do Co., Ltd.	71,000	1,049,436
	Central Automotive Products, Ltd.	85,400	1,671,348
	Central Sports Co., Ltd.	52,100	1,573,979
#	Chikaranomoto Holdings Co., Ltd.	35,400	275,443
	CHIMNEY Co., Ltd.	37,900	847,118
	Chiyoda Co., Ltd.	124,200	1,840,500
	Chofu Seisakusho Co., Ltd.	143,500	3,321,919
	Choushimaru Co., Ltd.	6,300	79,021
	Chuo Spring Co., Ltd.	20,000	540,835
	Cleanup Corp.	149,800	802,113

82

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Coco's Japan Co., Ltd.	57,700	$721,143
	Colowide Co., Ltd.	338,700	6,567,581
	Corona Corp.	105,500	1,130,807
	Create Restaurants Holdings, Inc.	346,200	5,944,994
	Cross Plus, Inc.	9,800	57,379
	Daido Metal Co., Ltd.	312,200	1,980,451
#	Daidoh, Ltd.	101,300	266,226
	Daikoku Denki Co., Ltd.	62,000	878,182
	Daikyonishikawa Corp.	274,100	2,105,795
	Dainichi Co., Ltd.	68,900	439,653
#	DCM Holdings Co., Ltd.	824,900	8,165,844
	DD Holdings Co., Ltd.	60,400	894,478
	Descente, Ltd.	182,100	2,334,129
	Doshisha Co., Ltd.	176,500	2,797,044
	Doutor Nichires Holdings Co., Ltd.	213,186	4,268,925
#	Dynic Corp.	42,200	304,363
	Eagle Industry Co., Ltd.	202,100	2,029,614
#	EAT&Co, Ltd.	33,000	542,664
#	EDION Corp.	552,600	5,491,813
#*	Enigmo, Inc.	183,400	1,615,546
	ES-Con Japan, Ltd.	200,400	1,630,044
	ESCRIT, Inc.	47,100	363,522
	Eslead Corp.	59,800	1,121,334
	ESTELLE Holdings Co., Ltd.	12,600	75,854
	Exedy Corp.	225,100	5,302,153
	FCC Co., Ltd.	286,300	5,923,643
	Felissimo Corp.	21,200	205,294
	Fields Corp.	119,200	597,344
	Fine Sinter Co., Ltd.	10,300	193,376
#	First Juken Co., Ltd.	51,200	633,448
#	First-corp, Inc.	45,300	293,858
#	FJ Next Co., Ltd.	116,100	1,206,326
	Foster Electric Co., Ltd.	151,200	2,703,198
	France Bed Holdings Co., Ltd.	153,900	1,440,566
	F-Tech, Inc.	104,800	743,089
	Fuji Co., Ltd.	148,400	2,670,113
#	Fuji Corp.	40,200	820,133
	Fuji Corp., Ltd.	200,800	1,328,651
#	Fuji Kyuko Co., Ltd.	48,200	1,925,714
	Fujibo Holdings, Inc.	77,700	2,440,905
	Fujikura Composites, Inc.	145,600	598,333
#	Fujio Food System Co., Ltd.	58,100	1,662,844
	Fujishoji Co., Ltd.	55,100	483,653
	Fujita Kanko, Inc.	59,200	1,581,038
#	Fujitsu General, Ltd.	512,500	9,251,020
	FuKoKu Co., Ltd.	67,200	450,806
*	Funai Electric Co., Ltd.	139,000	766,220
#	Furukawa Battery Co., Ltd. (The)	101,100	625,320
	Furyu Corp.	100,400	905,769
	Futaba Industrial Co., Ltd.	448,000	3,167,482
#	Gakkyusha Co., Ltd.	50,900	601,563
#	Genki Sushi Co., Ltd.	38,000	975,169
	Geo Holdings Corp.	245,000	3,053,197
#	Gfoot Co., Ltd.	98,100	562,016
	GLOBERIDE, Inc.	63,399	1,617,876
#	Gokurakuyu Holdings Co., Ltd.	82,500	405,086
#	Golf Digest Online, Inc.	72,900	473,092
	Greens Co., Ltd.	32,000	397,159
	GSI Creos Corp.	31,592	326,311

83

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	G-Tekt Corp.	147,400	$2,541,220
	Gunze, Ltd.	122,200	5,317,109
	H2O Retailing Corp.	289,200	3,279,970
#	Hagihara Industries, Inc.	99,300	1,492,009
#	Hakuyosha Co., Ltd.	13,600	368,559
#	Hamee Corp.	36,100	415,297
#	Handsman Co., Ltd.	40,600	466,501
	Happinet Corp.	123,800	1,561,943
#	Harada Industry Co., Ltd.	65,600	556,726
	Hard Off Corp. Co., Ltd.	69,200	503,342
	Haruyama Holdings, Inc.	59,700	456,826
	Heian Ceremony Service Co., Ltd.	8,300	66,728
	Hiday Hidaka Corp.	182,765	3,573,782
#	HI-LEX Corp.	122,100	1,908,980
	Himaraya Co., Ltd.	35,900	282,682
	Hinokiya Group Co., Ltd.	49,000	940,608
	Hiramatsu, Inc.	170,200	500,143
#	HIS Co., Ltd.	118,700	3,080,357
	H-One Co., Ltd.	144,500	976,075
	Honeys Holdings Co., Ltd.	183,340	2,308,166
	Hoosiers Holdings	368,500	2,297,582
#*	Hotland Co., Ltd.	66,900	745,520
#	House Do Co., Ltd.	28,700	486,258
#	HUB Co., Ltd.	36,400	353,830
#	I K K, Inc.	67,800	442,399
	IBJ, Inc.	69,100	627,937
	Ichibanya Co., Ltd.	119,558	5,589,826
	Ichikoh Industries, Ltd.	162,000	1,288,491
	IDOM, Inc.	449,900	1,902,366
	IJTT Co., Ltd.	170,180	844,493
	Imasen Electric Industrial	128,100	1,108,652
#*	Istyle, Inc.	307,900	2,114,091
	Izuhakone Railway Co., Ltd.	300	0
	Janome Sewing Machine Co., Ltd.	104,900	400,822
#	Japan Best Rescue System Co., Ltd.	114,400	1,171,538
	Japan Wool Textile Co., Ltd. (The)	378,600	3,721,827
#	JFLA Holdings, Inc.	106,300	395,432
	JINS Holdings, Inc.	110,400	6,897,574
#	Joban Kosan Co., Ltd.	46,199	748,786
	Joshin Denki Co., Ltd.	133,200	2,670,839
	Joyful Honda Co., Ltd.	9,000	114,370
	JP-Holdings, Inc.	356,800	946,216
	JVCKenwood Corp.	747,400	2,178,456
	Kappa Create Co., Ltd.	74,600	963,161
	Kasai Kogyo Co., Ltd.	204,200	1,652,708
	Kawai Musical Instruments Manufacturing Co., Ltd.	38,500	1,086,785
	Keihin Corp.	340,100	8,085,072
	Keiyo Co., Ltd.	286,400	1,397,941
	KFC Holdings Japan, Ltd.	69,400	1,485,898
	King Co., Ltd.	54,100	288,206
	Kintetsu Department Store Co., Ltd.	61,900	1,973,277
	Ki-Star Real Estate Co., Ltd.	50,600	908,419
*	KNT-CT Holdings Co., Ltd.	78,700	1,107,244
	Kohnan Shoji Co., Ltd.	171,100	3,973,354
	Kojima Co., Ltd.	251,600	991,180
	Komatsu Matere Co., Ltd.	231,000	1,792,804
	KOMEDA Holdings Co., Ltd.	388,500	7,551,040
	Komehyo Co., Ltd.	53,500	542,250
	Komeri Co., Ltd.	245,500	5,261,138

84

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Konaka Co., Ltd.	173,606	$675,697
	Koshidaka Holdings Co., Ltd.	265,600	3,856,776
	Kourakuen Holdings Corp.	82,400	1,536,612
	KU Holdings Co., Ltd.	127,700	1,033,348
	Kura Sushi, Inc.	83,700	3,521,230
	Kurabo Industries, Ltd.	126,500	2,896,400
	Kushikatsu Tanaka Holdings Co.	17,800	391,082
*	KYB Corp.	181,600	5,799,552
	Kyoritsu Maintenance Co., Ltd.	96,262	4,258,234
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	94,511
*	Laox Co., Ltd.	153,800	386,316
	LEC, Inc.	184,500	1,857,229
#*	LIKE Kids, Inc.	43,600	366,027
*	Litalico, Inc.	42,200	886,842
	LIXIL VIVA Corp.	176,800	3,056,909
	Look Holdings, Inc.	36,700	382,440
	Mamiya-Op Co., Ltd.	32,700	301,928
	Mars Group Holdings Corp.	96,500	1,785,213
	Maruzen CHI Holdings Co., Ltd.	122,900	428,121
#	Matsuya Co., Ltd.	165,400	1,279,490
	Matsuyafoods Holdings Co., Ltd.	73,300	2,755,571
	Media Do Holdings Co., Ltd.	37,400	1,167,939
#	Meiko Network Japan Co., Ltd.	170,600	1,515,549
	Meiwa Estate Co., Ltd.	92,300	492,205
	Mikuni Corp.	174,900	582,643
	Misawa Homes Co., Ltd.	138,000	1,480,050
	Mitsuba Corp.	219,790	1,386,984
	Mizuno Corp.	147,900	3,868,392
	Monogatari Corp. (The)	41,200	3,558,213
	Morito Co., Ltd.	115,800	859,562
	MRK Holdings, Inc.	15,300	25,035
#	MrMax Holdings, Ltd.	179,000	793,928
	Murakami Corp.	30,200	706,243
	Musashi Seimitsu Industry Co., Ltd.	380,200	5,281,530
	Nafco Co., Ltd.	50,300	602,890
	Nagase Brothers, Inc.	200	9,821
	Nagawa Co., Ltd.	50,100	3,050,667
	Nakayamafuku Co., Ltd.	74,400	386,779
	New Art Holdings Co., Ltd.	5,634	41,752
	Nextage Co., Ltd.	217,100	2,154,131
	NHK Spring Co., Ltd.	398,400	3,254,610
	Nichirin Co., Ltd.	69,660	1,106,227
#	Nihon House Holdings Co., Ltd.	357,500	1,673,035
	Nihon Plast Co., Ltd.	122,500	843,223
	Nihon Tokushu Toryo Co., Ltd.	87,400	955,964
	Nikki Co., Ltd.	2,100	44,397
	Nippon Felt Co., Ltd.	84,000	387,144
#	Nippon Piston Ring Co., Ltd.	46,000	583,294
	Nippon Seiki Co., Ltd.	357,100	5,521,266
	Nishikawa Rubber Co., Ltd.	31,700	510,879
	Nishimatsuya Chain Co., Ltd.	389,800	3,468,851
	Nissan Shatai Co., Ltd.	530,700	4,890,639
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	495,917
	Nissin Kogyo Co., Ltd.	316,900	6,489,785
	Nittan Valve Co., Ltd.	93,500	241,188
	Nojima Corp.	228,900	4,060,516
	Ohashi Technica, Inc.	73,600	1,018,534
	Ohsho Food Service Corp.	108,000	6,526,014
#*	Oisix ra daichi, Inc.	63,300	816,413

85

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Onward Holdings Co., Ltd.	838,200	$4,845,765
	Ootoya Holdings Co., Ltd.	40,200	850,516
*	Open Door, Inc.	69,400	1,327,571
	Ozu Corp.	24,400	419,524
	Pacific Industrial Co., Ltd.	372,500	5,082,855
	PAL GROUP Holdings Co., Ltd.	83,600	2,643,063
#	PAPYLESS Co., Ltd.	34,600	658,568
	Parco Co., Ltd.	187,800	2,263,158
	Paris Miki Holdings, Inc.	180,100	476,422
	PC Depot Corp.	223,881	994,699
	People Co., Ltd.	19,600	241,928
	Pepper Food Service Co., Ltd.	70,600	1,071,712
#	PIA Corp.	35,500	1,523,397
	Piolax, Inc.	225,200	4,404,250
	Plenus Co., Ltd.	151,700	2,634,237
	Press Kogyo Co., Ltd.	636,000	2,697,579
	Pressance Corp.	281,800	4,604,989
	Raccoon Holdings, Inc.	90,200	570,408
	Regal Corp.	1,500	36,469
	Renaissance, Inc.	93,100	1,442,204
#*	Renown, Inc.	345,000	362,728
	Resol Holdings Co., Ltd.	10,399	386,984
	Resorttrust, Inc.	415,300	6,627,412
	Rhythm Watch Co., Ltd.	53,800	504,241
	Riberesute Corp.	60,400	488,103
	Ride On Express Holdings Co., Ltd.	54,600	686,994
#	Right On Co., Ltd.	143,325	754,028
	Riken Corp.	69,100	2,563,821
#	Ringer Hut Co., Ltd.	178,600	4,005,722
	Riso Kyoiku Co., Ltd.	723,600	2,778,028
	Round One Corp.	525,500	6,776,104
#	Royal Holdings Co., Ltd.	227,100	5,735,265
*	Royal Hotel, Ltd. (The)	2,100	32,478
	Sac's Bar Holdings, Inc.	138,350	1,140,595
	Saizeriya Co., Ltd.	233,900	5,310,498
	Sakai Ovex Co., Ltd.	32,199	555,127
	San Holdings, Inc.	62,200	647,911
*	Sanden Holdings Corp.	97,400	634,289
	Sanei Architecture Planning Co., Ltd.	80,900	1,156,268
	Sangetsu Corp.	349,650	6,610,765
	Sankyo Seiko Co., Ltd.	252,500	1,316,452
#	Sanoh Industrial Co., Ltd.	193,000	2,414,346
	Sanyei Corp.	4,300	128,334
#	Sanyo Electric Railway Co., Ltd.	127,298	2,553,089
	Sanyo Housing Nagoya Co., Ltd.	79,600	701,281
	Sanyo Shokai, Ltd.	102,099	1,357,117
	Scroll Corp.	206,200	646,018
#	Seiko Holdings Corp.	217,781	5,347,835
	Seiren Co., Ltd.	380,600	4,692,112
#*	Senshukai Co., Ltd.	230,700	649,802
	Seria Co., Ltd.	65,300	1,641,371
	SFP Holdings Co., Ltd.	67,100	1,376,325
#*	Shidax Corp.	143,400	352,224
	Shikibo, Ltd.	65,500	567,222
	Shimachu Co., Ltd.	290,000	7,866,625
	Shimojima Co., Ltd.	46,100	514,231
	Shoei Co., Ltd.	92,700	4,035,207
	Showa Corp.	399,000	8,336,955
	Snow Peak, Inc.	62,700	620,885

86

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	SNT Corp.	237,700	$949,494
	Soft99 Corp.	83,400	772,469
#	Sotoh Co., Ltd.	47,400	435,458
	Space Value Holdings Co., Ltd.	239,300	1,146,171
	SPK Corp.	22,700	593,490
	SRS Holdings Co., Ltd.	127,600	1,233,043
	St Marc Holdings Co., Ltd.	125,700	2,804,011
	Starts Corp., Inc.	267,400	6,896,285
	Step Co., Ltd.	64,000	840,251
	Studio Alice Co., Ltd.	65,900	1,179,969
#*	Studio Atao Co., Ltd.	1,000	5,737
#	Suminoe Textile Co., Ltd.	39,900	1,101,185
	Sumitomo Riko Co., Ltd.	293,300	2,552,077
	Suncall Corp.	132,600	595,464
	Sushiro Global Holdings, Ltd.	55,600	3,822,662
#	Syuppin Co., Ltd.	124,400	1,076,163
	T RAD Co., Ltd.	49,000	956,920
	Tachikawa Corp.	75,300	987,512
	Tachi-S Co., Ltd.	226,340	3,006,142
	Taiho Kogyo Co., Ltd.	120,900	967,028
	Takashimaya Co., Ltd.	198,300	2,301,870
#	Take And Give Needs Co., Ltd.	65,910	765,235
#	Takihyo Co., Ltd.	36,800	646,507
#	Tama Home Co., Ltd.	135,200	2,361,187
	Tamron Co., Ltd.	137,300	2,998,224
#	Tbk Co., Ltd.	163,200	682,932
#	Tear Corp.	60,900	337,705
#	Temairazu, Inc.	9,100	387,498
	Tenpos Holdings Co., Ltd.	33,300	673,894
	T-Gaia Corp.	160,300	3,855,128
	Tigers Polymer Corp.	87,800	510,659
#*	TKP Corp.	9,900	434,449
	Toa Corp.	187,600	2,155,691
	Toabo Corp.	52,099	267,001
	Tokai Rika Co., Ltd.	300,400	5,797,803
	Token Corp.	51,850	3,325,179
*	Tokyo Base Co., Ltd.	109,300	740,898
	Tokyo Dome Corp.	691,400	6,097,931
	Tokyo Individualized Educational Institute, Inc.	98,900	721,399
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	215,865
	Tokyotokeiba Co., Ltd.	92,300	2,914,557
#	Tokyu Recreation Co., Ltd.	20,700	965,284
	Tomy Co., Ltd.	685,193	7,430,421
	Topre Corp.	263,500	4,572,427
	Toridoll Holdings Corp.	178,500	4,076,589
#	Torikizoku Co., Ltd.	42,500	785,198
	Tosho Co., Ltd.	124,000	2,532,402
#	Toyo Tire Corp.	264,600	3,690,709
	TPR Co., Ltd.	171,400	3,068,412
	Treasure Factory Co., Ltd.	6,500	70,975
	TS Tech Co., Ltd.	68,700	2,200,286
	TSI Holdings Co., Ltd.	513,195	2,680,402
	Tsukada Global Holdings, Inc.	112,500	631,973
	Tsukamoto Corp. Co., Ltd.	19,000	193,565
	Tsutsumi Jewelry Co., Ltd.	57,100	1,037,641
#*	Umenohana Co., Ltd.	22,200	520,050
	Unipres Corp.	314,000	5,135,685
	United Arrows, Ltd.	177,600	5,429,082
#*	Unitika, Ltd.	484,900	1,507,146

87

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	VIA Holdings, Inc.	155,400	$963,927
#	Village Vanguard Co., Ltd.	38,600	395,753
#*	Visionary Holdings Co., Ltd.	50,110	173,730
	VT Holdings Co., Ltd.	611,700	2,733,557
	Wacoal Holdings Corp.	286,500	7,532,489
	Waseda Academy Co., Ltd.	27,000	220,735
	WATAMI Co., Ltd.	177,900	2,320,340
	Watts Co., Ltd.	59,800	339,217
#	Weds Co., Ltd.	14,500	79,810
	Xebio Holdings Co., Ltd.	202,000	2,263,699
	Yachiyo Industry Co., Ltd.	54,900	331,012
	Yagi & Co., Ltd.	18,600	275,287
	Yamato International, Inc.	119,800	430,868
#	Yasunaga Corp.	54,500	688,881
	Yellow Hat, Ltd.	261,800	4,262,219
#	Yomiuri Land Co., Ltd.	31,800	1,362,501
#	Yondoshi Holdings, Inc.	132,420	3,224,333
	Yorozu Corp.	150,500	1,923,370
	Yoshinoya Holdings Co., Ltd.	163,200	3,794,939
	Yossix Co., Ltd.	22,600	627,229
#	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,134,774
	Yutaka Giken Co., Ltd.	8,700	150,133
	Zojirushi Corp.	209,300	3,211,798
TOTAL CONSUMER DISCRETIONARY			684,329,291

CONSUMER STAPLES — (7.1%)
	Aeon Hokkaido Corp.	256,300	1,879,381
	AFC-HD AMS Life Science Co., Ltd.	53,100	320,941
	Ain Holdings, Inc.	27,000	1,544,916
	Albis Co., Ltd.	38,700	804,718
	Arcs Co., Ltd.	332,000	6,662,205
	Artnature, Inc.	130,100	864,206
	Axial Retailing, Inc.	121,300	4,689,410
	Belc Co., Ltd.	82,600	3,972,775
#	Bourbon Corp.	50,700	790,256
	Bull-Dog Sauce Co., Ltd.	3,000	30,848
	Cawachi, Ltd.	64,800	1,321,915
#	C'BON COSMETICS Co., Ltd.	10,800	253,183
	Chubu Shiryo Co., Ltd.	175,100	2,043,550
	Chuo Gyorui Co., Ltd.	9,800	244,903
	cocokara fine, Inc.	149,160	8,224,476
#	Como Co., Ltd.	2,600	57,071
#	Cota Co., Ltd.	84,221	1,041,120
	Create SD Holdings Co., Ltd.	191,800	4,752,089
	Daikokutenbussan Co., Ltd.	46,500	1,450,770
	Delica Foods Holdings Co., Ltd.	64,200	410,046
	DyDo Group Holdings, Inc.	73,000	3,043,200
	Earth Corp.	15,300	807,564
	Ebara Foods Industry, Inc.	27,900	559,134
	Eco's Co., Ltd.	54,000	821,500
	Ensuiko Sugar Refining Co., Ltd.	86,200	169,333
	Feed One Co., Ltd.	975,940	1,528,138
*	First Baking Co., Ltd.	12,000	107,600
	Fujicco Co., Ltd.	152,300	2,773,749
	Fujiya Co., Ltd.	77,000	1,493,528
	G-7 Holdings, Inc.	44,800	1,571,728
#	Genky DrugStores Co., Ltd.	56,700	1,268,982
#	HABA Laboratories, Inc.	16,100	1,162,927
#	Hagoromo Foods Corp.	19,500	468,778

88

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Halows Co., Ltd.	59,300	$1,453,756
	Hayashikane Sangyo Co., Ltd.	29,400	197,858
	Heiwado Co., Ltd.	235,500	4,362,913
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	666,148
	Hokuto Corp.	189,700	3,413,253
#	Ichimasa Kamaboko Co., Ltd.	41,800	417,358
#	Imuraya Group Co., Ltd.	60,500	1,148,023
	Inageya Co., Ltd.	121,100	1,623,689
	Itochu-Shokuhin Co., Ltd.	36,700	1,771,499
	Itoham Yonekyu Holdings, Inc.	156,300	1,007,436
	Iwatsuka Confectionery Co., Ltd.	6,900	246,834
	Japan Meat Co., Ltd.	77,800	1,591,380
	J-Oil Mills, Inc.	75,900	3,191,487
	Kadoya Sesame Mills, Inc.	15,600	570,262
	Kakiyasu Honten Co., Ltd.	65,000	1,291,716
	Kameda Seika Co., Ltd.	93,700	4,214,724
#	Kaneko Seeds Co., Ltd.	43,900	617,006
#	Kanemi Co., Ltd.	5,400	150,245
	Kansai Super Market, Ltd.	89,900	870,889
	Kato Sangyo Co., Ltd.	188,500	5,983,543
	Kenko Mayonnaise Co., Ltd.	93,700	2,211,759
	Key Coffee, Inc.	109,400	2,357,804
	Kirindo Holdings Co., Ltd.	50,800	1,016,905
#	Kitanotatsujin Corp.	378,400	2,153,939
	Kotobuki Spirits Co., Ltd.	108,000	7,431,833
	Kyokuyo Co., Ltd.	70,399	1,884,864
#	Lacto Japan Co., Ltd.	33,800	1,099,534
	Life Corp.	152,800	3,507,174
	Mandom Corp.	5,900	163,500
	Marudai Food Co., Ltd.	157,300	3,388,449
	Maruha Nichiro Corp.	175,507	4,558,319
	Maxvalu Nishinihon Co., Ltd.	2,100	33,015
	Maxvalu Tokai Co., Ltd.	49,300	1,008,155
	Medical System Network Co., Ltd.	169,200	843,921
	Megmilk Snow Brand Co., Ltd.	227,500	5,471,698
#	Meito Sangyo Co., Ltd.	67,200	809,155
	Milbon Co., Ltd.	170,552	9,341,344
	Ministop Co., Ltd.	118,900	1,599,475
	Mitsubishi Shokuhin Co., Ltd.	119,600	3,032,687
	Mitsui Sugar Co., Ltd.	126,370	2,747,800
	Miyoshi Oil & Fat Co., Ltd.	50,600	583,257
	Morinaga Milk Industry Co., Ltd.	250,300	9,731,214
	Morozoff, Ltd.	20,800	992,088
	Nagatanien Holdings Co., Ltd.	83,000	1,649,397
	Nakamuraya Co., Ltd.	28,200	1,242,270
	Natori Co., Ltd.	68,500	1,073,121
#	Nichimo Co., Ltd.	17,000	297,354
	Nihon Chouzai Co., Ltd.	52,760	1,921,109
	Niitaka Co., Ltd.	2,860	46,179
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,403,643
	Nippon Flour Mills Co., Ltd.	425,300	6,830,068
	Nippon Suisan Kaisha, Ltd.	908,100	5,200,732
	Nishimoto Co., Ltd.	8,700	280,506
	Nisshin Oillio Group, Ltd. (The)	201,900	7,069,874
	Nissin Sugar Co., Ltd.	117,300	2,167,418
	Nitto Fuji Flour Milling Co., Ltd.	8,100	474,335
	Noevir Holdings Co., Ltd.	28,000	1,511,395
	Oenon Holdings, Inc.	444,900	1,639,620
#	OIE Sangyo Co., Ltd.	22,000	266,134

89

The Japanese Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Okuwa Co., Ltd.	180,900	$2,274,771
#	Olympic Group Corp.	62,300	352,536
	OUG Holdings, Inc.	19,800	521,780
	Pickles Corp.	30,100	735,361
#	Plant Co., Ltd.	29,100	193,716
	Prima Meat Packers, Ltd.	228,000	5,634,267
	Qol Holdings Co., Ltd.	165,300	2,314,319
	Retail Partners Co., Ltd.	111,200	916,262
	Riken Vitamin Co., Ltd.	80,200	2,860,068
#	Rock Field Co., Ltd.	151,400	2,061,052
	Rokko Butter Co., Ltd.	98,200	1,647,618
	S Foods, Inc.	136,562	3,679,314
#	S&B Foods, Inc.	42,798	1,616,674
#	Sagami Rubber Industries Co., Ltd.	63,300	859,923
	San-A Co., Ltd.	145,400	6,884,997
	Sapporo Holdings, Ltd.	324,600	8,163,072
	Sato Foods Co., Ltd.	800	27,391
	Satudora Holdings Co., Ltd.	1,300	21,343
	Shinobu Foods Products Co., Ltd.	1,600	10,055
#	Shoei Foods Corp.	83,600	2,455,523
#	Showa Sangyo Co., Ltd.	145,400	4,222,789
	Sogo Medical Holdings Co., Ltd.	131,900	2,284,072
	ST Corp.	9,300	141,372
	Starzen Co., Ltd.	54,400	2,293,034
#	Toho Co., Ltd.	55,000	887,197
#	Tohto Suisan Co., Ltd.	18,099	441,825
#	Torigoe Co., Ltd. (The)	106,700	920,161
	Toyo Sugar Refining Co., Ltd.	15,700	161,333
	Transaction Co., Ltd.	92,400	814,575
#	United Super Markets Holdings, Inc.	449,500	4,043,134
	Valor Holdings Co., Ltd.	283,500	4,837,160
	Warabeya Nichiyo Holdings Co., Ltd.	102,960	1,812,573
#	Watahan & Co., Ltd.	48,700	929,136
#	Yaizu Suisankagaku Industry Co., Ltd.	62,100	592,492
	YAKUODO Holdings Co., Ltd.	81,300	1,960,082
	Yamami Co.	1,200	22,465
#	YA-MAN, Ltd.	201,100	1,300,839
	Yamatane Corp.	67,600	883,859
	Yamaya Corp.	28,500	554,374
	Yamazawa Co., Ltd.	11,000	168,368
	Yaoko Co., Ltd.	12,800	597,008
	Yokohama Reito Co., Ltd.	359,400	3,565,182
#	Yomeishu Seizo Co., Ltd.	52,300	951,297
#	Yuasa Funashoku Co., Ltd.	14,300	485,007
	Yutaka Foods Corp.	3,900	59,744
TOTAL CONSUMER STAPLES			269,125,123

ENERGY — (1.3%)
	BP Castrol K.K.	53,500	740,663
	Cosmo Energy Holdings Co., Ltd.	328,600	7,026,906
#	Fuji Kosan Co., Ltd.	33,100	212,819
	Fuji Oil Co., Ltd.	506,100	1,199,122
	Itochu Enex Co., Ltd.	377,700	3,156,050
	Iwatani Corp.	294,300	10,205,404
	Japan Oil Transportation Co., Ltd.	16,600	432,367
	Japan Petroleum Exploration Co., Ltd.	288,200	7,368,589
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,292,940
	Modec, Inc.	128,800	3,533,019
	Nippon Coke & Engineering Co., Ltd.	762,100	610,796

90

The Japanese Small Company Series
continued

		Shares	Value»
ENERGY — (Continued)
	Raiznext Corp.	361,500	$3,672,652
	Sala Corp.	356,800	2,140,459
	San-Ai Oil Co., Ltd.	403,700	4,226,434
	Sinanen Holdings Co., Ltd.	58,500	1,066,756
	Toa Oil Co., Ltd.	51,700	1,186,089
	Toyo Kanetsu K.K.	63,200	1,186,492
TOTAL ENERGY			50,257,557

FINANCIALS — (8.1%)
	77 Bank, Ltd. (The)	471,152	7,422,610
#	Advance Create Co., Ltd.	41,800	746,180
	Aichi Bank, Ltd. (The)	72,200	2,536,035
#*	Aiful Corp.	2,585,800	6,020,665
	Aizawa Securities Co., Ltd.	273,600	1,879,615
	Akatsuki Corp.	112,400	350,101
	Akita Bank, Ltd. (The)	116,540	2,377,870
	Anicom Holdings, Inc.	49,900	1,834,429
	Aomori Bank, Ltd. (The)	142,900	3,821,941
#	Asax Co., Ltd.	9,300	54,148
	Awa Bank, Ltd. (The)	259,300	6,175,118
	Bank of Iwate, Ltd. (The)	119,900	3,125,151
#	Bank of Kochi, Ltd. (The)	54,300	416,107
	Bank of Nagoya, Ltd. (The)	96,830	2,859,013
	Bank of Okinawa, Ltd. (The)	166,360	5,680,717
	Bank of Saga, Ltd. (The)	113,500	1,686,983
	Bank of the Ryukyus, Ltd.	237,880	2,587,647
#	Bank of Toyama, Ltd. (The)	14,500	356,451
	Chiba Kogyo Bank, Ltd. (The)	408,600	1,194,130
	Chugoku Bank, Ltd. (The)	391,400	3,824,711
#	Chukyo Bank, Ltd. (The)	81,500	1,652,648
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,442,957
	Daito Bank, Ltd. (The)	67,600	372,678
	DSB Co., Ltd.	61,300	334,416
	eGuarantee, Inc.	222,100	3,113,445
	Ehime Bank, Ltd. (The)	245,200	2,591,825
	Entrust, Inc.	21,000	144,208
	FIDEA Holdings Co., Ltd.	1,258,300	1,518,704
#	Financial Products Group Co., Ltd.	281,200	2,849,968
#	First Bank of Toyama, Ltd. (The)	294,300	908,791
#	First Brothers Co., Ltd.	43,700	491,487
	Fukui Bank, Ltd. (The)	173,300	2,463,176
#	Fukushima Bank, Ltd. (The)	204,100	422,824
	Fuyo General Lease Co., Ltd.	150,600	9,815,904
	GCA Corp.	145,500	1,163,509
#	GMO Financial Holdings, Inc.	274,500	1,512,582
	Gunma Bank, Ltd. (The)	1,728,540	5,816,785
#	Hachijuni Bank, Ltd. (The)	118,100	508,025
#	Hirose Tusyo, Inc.	20,800	341,083
	Hiroshima Bank, Ltd. (The)	1,270,500	6,476,180
	Hokkoku Bank, Ltd. (The)	175,200	4,923,918
	Hokuhoku Financial Group, Inc.	923,400	9,032,551
	Hyakugo Bank, Ltd. (The)	1,680,509	5,409,243
	Hyakujushi Bank, Ltd. (The)	168,100	3,493,424
	Ichiyoshi Securities Co., Ltd.	303,300	1,957,842
	IwaiCosmo Holdings, Inc.	148,600	1,609,173
	Iyo Bank, Ltd. (The)	526,200	2,780,308
#	J Trust Co., Ltd.	505,700	1,817,060
	Jaccs Co., Ltd.	181,100	4,087,602
	Jafco Co., Ltd.	241,100	9,056,167

91

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
#*	Japan Asia Investment Co., Ltd.	127,300	$357,821
	Japan Investment Adviser Co., Ltd.	75,600	1,416,479
	Japan Securities Finance Co., Ltd.	828,500	3,986,290
	Jimoto Holdings, Inc.	1,028,500	985,039
	Juroku Bank, Ltd. (The)	234,500	5,366,387
	Keiyo Bank, Ltd. (The)	786,200	4,930,565
	Kita-Nippon Bank, Ltd. (The)	53,706	947,142
	Kiyo Bank, Ltd. (The)	479,690	7,401,223
#	Kosei Securities Co., Ltd. (The)	33,999	198,354
	Kyokuto Securities Co., Ltd.	190,900	1,425,409
	Kyushu Financial Group, Inc.	967,827	3,906,515
	Kyushu Leasing Service Co., Ltd.	34,000	191,282
*	M&A Capital Partners Co., Ltd.	38,400	2,559,629
#	Marusan Securities Co., Ltd.	404,100	1,948,689
#	Mercuria Investment Co., Ltd.	82,500	589,152
#	Michinoku Bank, Ltd. (The)	325,398	5,188,461
#	Mito Securities Co., Ltd.	424,800	932,642
	Miyazaki Bank, Ltd. (The)	125,900	3,221,914
	Mizuho Leasing Co., Ltd.	217,200	6,117,499
#	Monex Group, Inc.	1,353,000	3,305,173
	Money Partners Group Co., Ltd.	149,100	355,465
	Morningstar Japan KK	3,300	11,702
	Musashino Bank, Ltd. (The)	243,000	4,236,521
#	Nagano Bank, Ltd. (The)	58,399	881,506
	Nanto Bank, Ltd. (The)	213,500	5,413,830
	NEC Capital Solutions, Ltd.	72,000	1,525,740
	NFC Holdings, Inc.	4,200	88,202
	Nishi-Nippon Financial Holdings, Inc.	878,000	6,506,174
	North Pacific Bank, Ltd.	2,218,700	4,770,709
#	OAK Capital Corp.	354,100	436,900
	Ogaki Kyoritsu Bank, Ltd. (The)	287,300	6,929,668
	Oita Bank, Ltd. (The)	94,099	2,600,887
	Okasan Securities Group, Inc.	1,326,600	4,684,482
	Orient Corp.	512,000	747,993
	Ricoh Leasing Co., Ltd.	110,300	3,716,945
	San ju San Financial Group, Inc.	126,510	1,960,374
	San-In Godo Bank, Ltd. (The)	1,033,700	6,063,318
	Sawada Holdings Co., Ltd.	150,600	1,283,350
	Senshu Ikeda Holdings, Inc.	1,953,300	3,503,190
#	Shiga Bank, Ltd. (The)	338,200	8,150,281
	Shikoku Bank, Ltd. (The)	408,400	3,892,682
	Shimane Bank, Ltd. (The)	29,800	191,712
	Shimizu Bank, Ltd. (The)	54,600	985,577
	Sparx Group Co., Ltd.	720,300	1,771,848
	Strike Co., Ltd.	46,000	1,648,215
	Taiko Bank, Ltd. (The)	41,800	672,832
	Tochigi Bank, Ltd. (The)	813,600	1,708,373
	Toho Bank, Ltd. (The)	1,414,800	3,463,253
	Tohoku Bank, Ltd. (The)	70,400	651,258
	Tokai Tokyo Financial Holdings, Inc.	1,635,800	4,265,423
	Tokyo Kiraboshi Financial Group, Inc.	234,538	3,303,284
#	Tomato Bank, Ltd.	54,500	537,622
	TOMONY Holdings, Inc.	974,950	3,394,593
#	Tottori Bank, Ltd. (The)	67,800	889,871
	Towa Bank, Ltd. (The)	184,000	1,562,328
#	Toyo Securities Co., Ltd.	526,700	838,715
*	Traders Holdings Co., Ltd.	68,600	42,781
	Tsukuba Bank, Ltd.	402,600	802,062
	Yamagata Bank, Ltd. (The)	203,500	2,871,502

92

The Japanese Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Yamaguchi Financial Group, Inc.	493,000	$3,459,035
	Yamanashi Chuo Bank, Ltd. (The)	248,700	2,481,897
TOTAL FINANCIALS			307,335,870

HEALTH CARE — (4.5%)
	Advantage Risk Management Co., Ltd.	38,800	366,887
	As One Corp.	42,468	3,551,101
	ASKA Pharmaceutical Co., Ltd.	181,500	2,135,681
	Biofermin Pharmaceutical Co., Ltd.	28,700	598,056
	BML, Inc.	202,200	5,931,323
	Carenet, Inc.	25,600	157,613
	Charm Care Corp. KK	38,200	774,856
	CMIC Holdings Co., Ltd.	86,100	1,442,418
	Create Medic Co., Ltd.	44,100	430,289
	Daiken Medical Co., Ltd.	118,800	583,802
	Daito Pharmaceutical Co., Ltd.	87,580	2,637,271
#	Dvx, Inc.	47,300	418,272
	Eiken Chemical Co., Ltd.	239,400	3,863,260
#	Elan Corp.	109,700	1,739,438
#	EM Systems Co., Ltd.	139,300	2,636,635
	EPS Holdings, Inc.	256,900	3,132,582
	FALCO HOLDINGS Co., Ltd.	67,300	1,051,142
	FINDEX, Inc.	119,200	1,115,678
	Fuji Pharma Co., Ltd.	120,400	1,589,300
	Fukuda Denshi Co., Ltd.	56,900	3,673,677
	Fuso Pharmaceutical Industries, Ltd.	48,000	976,140
	Hogy Medical Co., Ltd.	155,200	5,179,040
#	I'rom Group Co., Ltd.	31,800	453,954
	Iwaki & Co., Ltd.	196,300	828,507
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	313,531
#	Japan Lifeline Co., Ltd.	467,700	7,209,610
	Japan Medical Dynamic Marketing, Inc.	116,700	2,023,130
	JCR Pharmaceuticals Co., Ltd.	20,300	1,564,293
	Jeol, Ltd.	266,300	7,057,704
	JMS Co., Ltd.	96,557	601,321
	Kanamic Network Co., Ltd.	123,600	704,569
	Kawasumi Laboratories, Inc.	94,480	762,754
	Kissei Pharmaceutical Co., Ltd.	209,800	5,404,953
	KYORIN Holdings, Inc.	274,000	4,799,381
#	Linical Co., Ltd.	86,800	801,019
*	Medical Data Vision Co., Ltd.	152,500	1,591,802
#	Medius Holdings Co., Ltd.	75,300	558,735
#*	MedPeer, Inc.	40,000	460,257
	Menicon Co., Ltd.	197,600	6,991,893
	Miraca Holdings, Inc.	472,500	11,152,044
#	Mizuho Medy Co., Ltd.	26,200	688,452
	Mochida Pharmaceutical Co., Ltd.	52,398	2,091,092
	N Field Co., Ltd.	64,600	378,882
	Nakanishi, Inc.	199,300	3,322,772
	NichiiGakkan Co., Ltd.	289,200	4,903,231
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,293,694
	Nikkiso Co., Ltd.	425,700	4,599,160
	Nippon Chemiphar Co., Ltd.	17,100	499,456
	Nipro Corp.	340,300	3,990,211
	Nissui Pharmaceutical Co., Ltd.	94,200	1,164,569
	Paramount Bed Holdings Co., Ltd.	149,800	5,727,901
	Rion Co., Ltd.	65,300	1,556,835
#	Seed Co., Ltd.	94,700	752,822
	Seikagaku Corp.	257,300	2,929,763

93

The Japanese Small Company Series
continued

		Shares	Value»
HEALTH CARE — (Continued)
	Shin Nippon Biomedical Laboratories, Ltd.	143,000	$857,434
	Ship Healthcare Holdings, Inc.	48,400	2,062,891
	Shofu, Inc.	69,200	1,090,393
	Software Service, Inc.	24,900	2,684,435
	Solasto Corp.	350,700	3,991,560
	St-Care Holding Corp.	95,300	461,776
	Techno Medica Co., Ltd.	22,200	461,284
	Toho Holdings Co., Ltd.	170,200	4,316,683
	Tokai Corp.	160,800	3,742,327
	Torii Pharmaceutical Co., Ltd.	141,900	3,786,626
	Towa Pharmaceutical Co., Ltd.	216,000	5,538,836
	Tsukui Corp.	422,300	1,740,179
	Uchiyama Holdings Co., Ltd.	26,400	127,765
#	UNIMAT Retirement Community Co., Ltd.	27,300	396,261
	Value HR Co., Ltd.	23,200	702,261
	Vital KSK Holdings, Inc.	329,400	3,363,331
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	288,368
	WIN-Partners Co., Ltd.	126,800	1,658,341
TOTAL HEALTH CARE			171,433,509

INDUSTRIALS — (29.7%)
	A&A Material Corp.	26,000	270,483
	Abist Co., Ltd.	22,400	550,049
	Advan Co., Ltd.	176,800	1,993,541
	Advanex, Inc.	22,099	341,942
	Aeon Delight Co., Ltd.	98,700	3,437,262
	Aica Kogyo Co., Ltd.	28,500	905,091
	Aichi Corp.	266,400	1,702,033
	Aida Engineering, Ltd.	353,300	3,007,299
	Airtech Japan, Ltd.	22,000	136,160
	AIT Corp.	43,400	370,393
	Ajis Co., Ltd.	31,200	867,124
#	Alconix Corp.	169,400	2,140,523
#	Alinco, Inc.	100,400	1,131,834
	Alps Logistics Co., Ltd.	111,600	774,765
	Altech Co., Ltd.	10,900	24,082
	Altech Corp.	139,670	2,091,031
	Anest Iwata Corp.	248,900	2,366,195
#*	Arrk Corp.	606,500	529,892
	Asahi Diamond Industrial Co., Ltd.	374,300	2,328,592
	Asahi Kogyosha Co., Ltd.	30,100	911,374
	Asanuma Corp.	52,300	1,967,583
#	Asukanet Co., Ltd.	66,800	860,549
	Bando Chemical Industries, Ltd.	261,100	2,216,188
	BayCurrent Consulting, Inc.	102,900	5,187,779
	Bell System24 Holdings, Inc.	269,500	4,401,916
#	Br Holdings Corp.	194,000	891,793
	Bunka Shutter Co., Ltd.	430,700	3,738,484
	Canare Electric Co., Ltd.	23,500	412,568
	Career Design Center Co., Ltd.	33,900	446,771
	Central Glass Co., Ltd.	238,300	5,743,865
	Central Security Patrols Co., Ltd.	57,500	3,370,507
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,441,517
	Chiyoda Integre Co., Ltd.	78,300	1,755,068
	Chodai Co., Ltd.	3,900	47,456
	Chori Co., Ltd.	82,100	1,438,066
	Chudenko Corp.	236,200	5,445,172
	Chugai Ro Co., Ltd.	44,900	695,494
#	Chuo Warehouse Co., Ltd.	21,000	241,915

94

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	CKD Corp.	398,200	$5,590,335
	CMC Corp.	14,600	270,788
	Comany, Inc.	4,700	58,749
#	Cosel Co., Ltd.	177,800	1,951,190
	Creek & River Co., Ltd.	73,400	775,154
	CTI Engineering Co., Ltd.	83,400	1,404,032
	CTS Co., Ltd.	197,400	1,431,464
	Dai-Dan Co., Ltd.	114,900	2,661,693
	Daido Kogyo Co., Ltd.	50,400	408,708
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	718,025
	Daihen Corp.	160,000	5,014,405
	Daiho Corp.	132,300	3,737,828
	Dai-Ichi Cutter Kogyo K.K.	26,300	453,170
	Daiichi Jitsugyo Co., Ltd.	66,200	2,136,870
	Daiichi Kensetsu Corp.	31,000	492,283
#	Daiki Axis Co., Ltd.	51,700	454,134
*	Daikokuya Holdings Co., Ltd.	138,700	39,894
	Daiohs Corp.	21,100	259,386
	Daiseki Co., Ltd.	305,263	8,867,639
	Daiseki Eco. Solution Co., Ltd.	48,859	404,019
	Daisue Construction Co., Ltd.	59,100	534,153
	Daiwa Industries, Ltd.	241,900	2,713,683
	Denyo Co., Ltd.	124,600	2,185,990
#	DMG Mori Co., Ltd.	701,300	11,354,168
	DMW Corp.	4,800	95,133
	Duskin Co., Ltd.	346,300	9,201,820
	Ebara Jitsugyo Co., Ltd.	44,400	885,265
	Eidai Co., Ltd.	214,300	697,336
	Endo Lighting Corp.	29,600	186,526
#	en-japan, Inc.	85,400	3,614,620
#	Enshu, Ltd.	36,099	399,059
	EPCO Co., Ltd.	28,000	360,456
	ERI Holdings Co., Ltd.	1,500	11,107
#	Escrow Agent Japan, Inc.	178,800	378,670
	F&M Co., Ltd.	41,700	502,137
*	FDK Corp.	47,198	344,861
#	Freund Corp.	83,900	582,736
	Fudo Tetra Corp.	126,080	1,766,262
#	Fuji Corp.	484,400	8,043,583
	Fuji Die Co., Ltd.	61,100	374,205
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	21,860
	Fujikura, Ltd.	1,953,600	9,064,834
#	Fujimak Corp.	12,600	93,762
	Fujisash Co., Ltd.	677,400	535,594
	Fujitec Co., Ltd.	527,900	7,679,545
	Fukuda Corp.	75,000	3,238,430
	Fukushima Industries Corp.	97,600	3,062,060
	Fukuvi Chemical Industry Co., Ltd.	10,600	55,308
	Fukuyama Transporting Co., Ltd.	60,757	2,179,326
	FULLCAST Holdings Co., Ltd.	145,500	3,029,869
	Funai Soken Holdings, Inc.	308,470	7,432,239
	Furukawa Co., Ltd.	239,700	3,433,750
	Furukawa Electric Co., Ltd.	197,900	5,531,567
	Furusato Industries, Ltd.	66,800	1,016,769
	Futaba Corp.	268,000	3,447,100
	G Three Holdings Corp.	2,520	5,569
	Gecoss Corp.	100,700	878,629
	Giken, Ltd.	93,600	3,477,743
	Glory, Ltd.	299,055	8,804,941

95

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
#	Grace Technology, Inc.	54,300	$1,534,704
	GS Yuasa Corp.	357,299	6,513,656
	Hamakyorex Co., Ltd.	132,900	4,534,630
	Hanwa Co., Ltd.	285,000	8,303,047
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	64,315
	Hazama Ando Corp.	1,528,900	11,846,070
#	Helios Techno Holdings Co., Ltd.	154,600	880,288
	Hibiya Engineering, Ltd.	144,700	2,612,285
#	Hirakawa Hewtech Corp.	81,000	886,771
	Hirano Tecseed Co., Ltd.	70,400	1,018,411
	Hirata Corp.	35,900	2,518,573
	Hisaka Works, Ltd.	163,300	1,409,536
	Hitachi Zosen Corp.	1,274,979	4,308,266
	Hito Communications Holdings, Inc.	50,900	780,790
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	240,532
	Hokuetsu Industries Co., Ltd.	162,700	1,913,826
#	Hokuriku Electrical Construction Co., Ltd.	81,500	741,645
	Hosokawa Micron Corp.	55,000	1,999,807
	Howa Machinery, Ltd.	62,700	430,576
	HyAS&Co, Inc.	30,100	92,906
#	Ichikawa Co., Ltd.	1,000	14,708
	Ichiken Co., Ltd.	35,400	562,335
	Ichinen Holdings Co., Ltd.	157,800	1,913,835
#	Idec Corp.	230,200	4,675,964
	Ihara Science Corp.	52,200	708,648
	Iino Kaiun Kaisha, Ltd.	650,500	2,184,356
	Inaba Denki Sangyo Co., Ltd.	201,800	9,270,433
	Inaba Seisakusho Co., Ltd.	68,100	921,360
	Inabata & Co., Ltd.	337,600	4,419,831
	Insource Co., Ltd.	56,375	1,506,442
#	Inui Global Logistics Co., Ltd.	146,080	1,579,318
#	IR Japan Holdings, Ltd.	61,000	2,011,050
	Iseki & Co., Ltd.	147,800	2,247,881
#	Ishii Iron Works Co., Ltd.	11,000	260,419
	Isolite Insulating Products Co., Ltd.	48,000	240,377
	Itoki Corp.	252,700	1,157,228
	Iwaki Co., Ltd.	41,000	394,107
	Iwasaki Electric Co., Ltd.	35,800	466,321
	JAC Recruitment Co., Ltd.	109,400	2,063,243
	Jalux, Inc.	46,000	1,069,442
	Jamco Corp.	73,100	993,713
#	Japan Asia Group, Ltd.	189,000	637,978
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,878,584
	Japan Foundation Engineering Co., Ltd.	134,500	493,946
	Japan Pulp & Paper Co., Ltd.	84,400	3,248,614
	Japan Steel Works, Ltd. (The)	421,200	8,875,711
	Japan Transcity Corp.	271,200	1,392,272
	JK Holdings Co., Ltd.	111,140	588,995
#*	JMC Corp.	6,800	101,818
	Juki Corp.	239,600	2,161,189
	Kamei Corp.	172,600	1,970,553
	Kanaden Corp.	135,500	1,660,303
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,542,159
#	Kanamoto Co., Ltd.	247,000	6,603,322
	Kandenko Co., Ltd.	341,300	3,227,115
	Kanematsu Corp.	644,825	7,855,795
	Katakura Industries Co., Ltd.	184,700	2,380,493
	Kato Works Co., Ltd.	61,100	1,155,690
	KAWADA TECHNOLOGIES, Inc.	47,300	3,117,690

96

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Kawagishi Bridge Works Co., Ltd.	11,700	$258,816
	Kawanishi Warehouse Co., Ltd.	1,700	17,737
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	257,230
*	Kawasaki Kisen Kaisha, Ltd.	632,300	9,408,578
#	Kawata Manufacturing Co., Ltd.	28,600	291,924
	Keihin Co., Ltd.	24,900	298,225
	KFC, Ltd.	8,700	157,020
	Kimura Chemical Plants Co., Ltd.	110,800	460,621
	Kimura Unity Co., Ltd.	23,500	240,362
	King Jim Co., Ltd.	105,700	857,709
#*	Kinki Sharyo Co., Ltd. (The)	26,999	395,681
	Kintetsu World Express, Inc.	293,300	4,743,336
	Kitagawa Corp.	57,700	1,113,389
	Kitano Construction Corp.	26,972	706,463
	Kito Corp.	160,700	2,445,397
	Kitz Corp.	623,900	4,251,842
	Kobayashi Metals, Ltd.	7,900	22,991
#*	Kobe Electric Railway Co., Ltd.	37,299	1,357,918
#	Kobelco Eco-Solutions Co., Ltd.	21,399	336,991
	Koike Sanso Kogyo Co., Ltd.	14,500	286,738
	Kokusai Co., Ltd.	51,600	341,077
	Kokuyo Co., Ltd.	274,725	4,031,425
	KOMAIHALTEC, Inc.	24,900	400,288
	Komatsu Wall Industry Co., Ltd.	53,500	1,116,887
	Komori Corp.	396,800	4,225,209
	Kondotec, Inc.	129,900	1,172,762
	Konoike Transport Co., Ltd.	202,500	3,086,553
*	Kosaido Co., Ltd.	212,900	1,425,371
	Kozo Keikaku Engineering, Inc.	20,700	500,192
#	KRS Corp.	47,400	841,573
	Kumagai Gumi Co., Ltd.	303,400	9,353,855
	Kyodo Printing Co., Ltd.	52,500	1,330,295
#	Kyokuto Boeki Kaisha, Ltd.	45,000	823,293
	Kyokuto Kaihatsu Kogyo Co., Ltd.	237,800	3,186,981
	Kyoritsu Printing Co., Ltd.	199,200	297,383
#	Like Co., Ltd.	63,200	1,032,305
#	Link And Motivation, Inc.	210,200	1,126,522
	Lonseal Corp.	13,900	213,804
	Maeda Corp.	930,800	8,638,586
#	Maeda Kosen Co., Ltd.	139,500	2,330,404
	Maeda Road Construction Co., Ltd.	245,700	5,285,824
	Maezawa Industries, Inc.	25,300	90,195
	Maezawa Kasei Industries Co., Ltd.	95,100	1,041,646
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,473,228
	Makino Milling Machine Co., Ltd.	177,900	8,845,037
	Marufuji Sheet Piling Co., Ltd.	11,800	242,361
	Maruka Corp.	43,700	955,722
	Marumae Co., Ltd.	28,300	279,981
#	Maruwa Unyu Kikan Co., Ltd.	149,400	3,284,328
	Maruyama Manufacturing Co., Inc.	27,900	326,422
	Maruzen Co., Ltd.	67,300	1,193,727
	Maruzen Showa Unyu Co., Ltd.	80,000	2,248,442
#	Matching Service Japan Co., Ltd.	52,000	640,940
	Matsuda Sangyo Co., Ltd.	100,082	1,504,025
#	Matsui Construction Co., Ltd.	146,300	1,142,777
	Max Co., Ltd.	206,800	3,793,986
	Meidensha Corp.	277,110	5,316,525
	Meiji Electric Industries Co., Ltd.	54,800	755,237
	Meiji Shipping Co., Ltd.	111,000	355,858

97

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Meisei Industrial Co., Ltd.	297,400	$2,363,355
	Meitec Corp.	216,400	11,280,995
#	Meiwa Corp.	170,200	910,383
#	Mesco, Inc.	29,800	253,516
	METAWATER Co., Ltd.	82,500	3,232,958
	Mie Kotsu Group Holdings, Inc.	391,400	2,169,864
	Mirait Holdings Corp.	586,235	9,413,178
	Mitani Corp.	73,800	3,707,725
	Mitani Sangyo Co., Ltd.	145,000	445,826
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	792,066
	Mitsubishi Logisnext Co., Ltd.	219,200	2,358,518
	Mitsubishi Pencil Co., Ltd.	83,600	1,320,052
	Mitsuboshi Belting, Ltd.	167,300	3,147,913
*	Mitsui E&S Holdings Co., Ltd.	653,400	6,613,504
	Mitsui Matsushima Holdings Co., Ltd.	65,700	783,413
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,814,865
	Mitsumura Printing Co., Ltd.	9,300	158,088
	Miyaji Engineering Group, Inc.	41,517	791,745
	Mori-Gumi Co., Ltd.	69,500	203,035
	Morita Holdings Corp.	224,500	3,761,518
#	Musashi Co., Ltd.	5,000	94,198
#	NAC Co., Ltd.	76,500	733,205
	Nachi-Fujikoshi Corp.	113,200	5,417,029
	Nadex Co., Ltd.	40,600	341,869
	Nagase & Co., Ltd.	278,900	4,217,258
	Naigai Trans Line, Ltd.	44,400	625,643
	Nakabayashi Co., Ltd.	113,400	567,716
	Nakakita Seisakusho Co., Ltd.	3,700	94,893
#	Nakamoto Packs Co., Ltd.	38,500	534,213
	Nakanishi Manufacturing Co., Ltd.	5,700	53,412
	Nakano Corp.	110,600	506,819
	Nakano Refrigerators Co., Ltd.	200	12,952
	Namura Shipbuilding Co., Ltd.	420,428	1,173,790
	Narasaki Sangyo Co., Ltd.	25,400	449,075
#	Nexyz Group Corp.	58,000	1,170,674
#*	Nice Holdings, Inc.	50,900	427,572
	Nichias Corp.	480,100	10,128,253
#	Nichiban Co., Ltd.	85,900	1,461,422
	Nichiden Corp.	101,100	1,906,631
	Nichiha Corp.	213,280	6,132,709
	Nichireki Co., Ltd.	193,700	2,299,116
#	Nihon Dengi Co., Ltd.	30,200	804,968
	Nihon Flush Co., Ltd.	65,800	1,487,262
	Nikkato Corp.	53,000	397,526
	Nikko Co., Ltd.	180,500	1,107,266
	Nikkon Holdings Co., Ltd.	385,300	9,365,788
	Nippi, Inc.	11,900	430,444
#	Nippon Air Conditioning Services Co., Ltd.	205,900	1,380,347
	Nippon Aqua Co., Ltd.	9,900	61,281
#	Nippon Carbon Co., Ltd.	74,000	2,839,191
	Nippon Concept Corp.	43,000	579,579
	Nippon Densetsu Kogyo Co., Ltd.	274,900	5,950,676
	Nippon Dry-Chemical Co., Ltd.	4,300	52,222
#	Nippon Filcon Co., Ltd.	15,700	76,657
	Nippon Hume Corp.	167,400	1,263,432
	Nippon Kanzai Co., Ltd.	77,200	1,358,966
	Nippon Koei Co., Ltd.	85,900	2,657,448
	Nippon Parking Development Co., Ltd., Class C	1,557,400	2,365,939
	Nippon Rietec Co., Ltd.	9,300	108,130

98

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Road Co., Ltd. (The)	51,100	$3,122,298
	Nippon Seisen Co., Ltd.	24,300	619,468
#*	Nippon Sharyo, Ltd.	54,899	1,397,473
	Nippon Sheet Glass Co., Ltd.	772,500	4,839,961
	Nippon Steel Trading Corp.	117,460	4,917,786
	Nippon Thompson Co., Ltd.	402,900	1,799,208
	Nippon Tungsten Co., Ltd.	6,699	126,630
	Nishimatsu Construction Co., Ltd.	398,600	8,299,205
	Nishi-Nippon Railroad Co., Ltd.	185,600	4,306,364
	Nishio Rent All Co., Ltd.	138,000	3,707,391
#	Nissei ASB Machine Co., Ltd.	63,900	2,291,193
#	Nissei Corp.	38,900	444,698
	Nissei Plastic Industrial Co., Ltd.	169,000	1,744,647
	Nisshinbo Holdings, Inc.	990,480	8,246,510
	Nissin Corp.	109,100	1,726,852
	Nissin Electric Co., Ltd.	384,200	4,497,741
	Nitta Corp.	160,700	4,687,062
	Nitto Boseki Co., Ltd.	140,800	4,292,337
	Nitto Kogyo Corp.	195,500	4,107,493
	Nitto Kohki Co., Ltd.	80,100	1,727,745
	Nitto Seiko Co., Ltd.	201,200	1,131,260
	Nittoc Construction Co., Ltd.	170,600	1,124,706
	NJS Co., Ltd.	42,800	662,324
#	nms Holdings Co.	44,200	165,129
	Noda Corp.	145,800	1,057,792
	Nomura Co., Ltd.	637,600	7,869,152
	Noritake Co., Ltd.	74,500	3,422,649
	Noritsu Koki Co., Ltd.	154,700	2,232,278
	Noritz Corp.	221,400	2,736,926
#	NS Tool Co., Ltd.	61,700	1,202,961
	NS United Kaiun Kaisha, Ltd.	67,800	1,535,317
	NTN Corp.	3,034,100	9,407,385
	Obara Group, Inc.	90,600	3,377,563
	Ochi Holdings Co., Ltd.	8,900	117,788
#	Odawara Engineering Co., Ltd.	6,500	157,912
	Odelic Co., Ltd.	27,800	1,022,155
#	Ohba Co., Ltd.	89,000	632,064
	Ohmoto Gumi Co., Ltd.	4,100	184,109
	Oiles Corp.	177,470	2,698,720
	Okabe Co., Ltd.	291,100	2,464,657
	Okada Aiyon Corp.	42,800	531,754
#	Okamoto Machine Tool Works, Ltd.	21,699	558,709
	Okamura Corp.	475,200	4,765,544
#	OKK Corp.	28,700	197,118
	OKUMA Corp.	105,400	6,297,670
	Okumura Corp.	247,480	7,010,010
	Onoken Co., Ltd.	128,700	1,687,656
	Organo Corp.	53,300	2,914,263
	Oriental Consultants Holdings Co., Ltd.	6,100	114,177
	Origin Co., Ltd.	27,600	383,760
	OSG Corp.	243,700	5,212,619
	OSJB Holdings Corp.	1,041,700	2,536,145
	Outsourcing, Inc.	822,100	8,849,066
	Oyo Corp.	167,200	1,915,552
	Paraca, Inc.	37,900	702,605
	Parker Corp.	34,000	152,690
*	Pasco Corp.	7,800	82,138
#	Pasona Group, Inc.	134,900	1,925,662
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	753,105

99

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Penta-Ocean Construction Co., Ltd.	1,716,400	$10,529,135
#*	Phil Co., Inc.	10,900	373,847
	Pilot Corp.	32,800	1,330,290
	Prestige International, Inc.	800,200	6,623,049
	Pronexus, Inc.	124,000	1,455,001
	PS Mitsubishi Construction Co., Ltd.	244,400	1,748,516
	Punch Industry Co., Ltd.	107,900	536,982
	Quick Co., Ltd.	77,900	1,102,665
	Raito Kogyo Co., Ltd.	315,200	5,009,443
#	Rasa Corp.	63,200	504,850
	Relia, Inc.	252,900	3,301,928
	Rheon Automatic Machinery Co., Ltd.	152,100	2,312,551
	Rix Corp.	17,300	253,079
#*	Rozetta Corp.	22,800	766,871
	Ryobi, Ltd.	181,040	3,369,548
	S LINE Co., Ltd.	23,800	213,757
	Sakai Heavy Industries, Ltd.	24,500	707,247
	Sakai Moving Service Co., Ltd.	86,600	5,170,369
#*	Sanix, Inc.	146,200	518,437
	Sanki Engineering Co., Ltd.	337,700	4,113,079
	Sanko Gosei, Ltd.	139,300	548,598
	Sanko Metal Industrial Co., Ltd.	17,700	429,435
	Sankyo Tateyama, Inc.	212,200	2,311,809
	Sanoyas Holdings Corp.	159,500	290,564
#	Sansei Technologies, Inc.	88,000	753,144
#	Sansha Electric Manufacturing Co., Ltd.	66,700	473,575
	Sanyo Denki Co., Ltd.	44,100	2,058,853
	Sanyo Engineering & Construction, Inc.	78,500	532,127
	Sanyo Industries, Ltd.	9,900	183,351
	Sanyo Trading Co., Ltd.	80,000	1,592,695
#	Sata Construction Co., Ltd.	91,299	367,419
	Sato Holdings Corp.	214,300	6,308,228
#	Sato Shoji Corp.	93,000	782,231
	Sawafuji Electric Co., Ltd.	1,900	32,738
	SBS Holdings, Inc.	152,500	2,506,369
#	SEC Carbon, Ltd.	10,900	837,331
#	Secom Joshinetsu Co., Ltd.	33,600	1,098,916
#	Seibu Electric & Machinery Co., Ltd.	10,300	95,544
	Seika Corp.	67,000	850,455
	Seikitokyu Kogyo Co., Ltd.	211,530	1,516,656
	Sekisui Jushi Corp.	223,200	4,570,486
	Senko Group Holdings Co., Ltd.	900,100	7,240,023
#	Senshu Electric Co., Ltd.	54,700	1,433,645
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,208,535
	Shibuya Corp.	100,800	2,749,705
	Shima Seiki Manufacturing, Ltd.	212,300	5,076,025
	Shin Nippon Air Technologies Co., Ltd.	116,680	2,318,211
#	Shin-Keisei Electric Railway Co., Ltd.	42,999	873,517
	Shinki Bus Co., Ltd.	1,900	66,935
	Shinmaywa Industries, Ltd.	707,200	8,712,038
	Shinnihon Corp.	208,700	1,639,382
	Shinsho Corp.	36,300	859,505
	Shinwa Co., Ltd.	70,100	1,588,909
#*	Shoko Co., Ltd.	44,400	265,830
#	Showa Aircraft Industry Co., Ltd.	48,937	633,573
#	SIGMAXYZ, Inc.	138,400	1,883,704
	Sinfonia Technology Co., Ltd.	173,200	2,127,391
	Sinko Industries, Ltd.	151,700	2,569,159
	Sintokogio, Ltd.	328,700	3,170,798

100

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	SMS Co., Ltd.	398,300	$9,765,014
#	Soda Nikka Co., Ltd.	126,500	786,823
	Sodick Co., Ltd.	214,900	1,858,640
	Space Co., Ltd.	100,062	1,159,287
#	S-Pool, Inc.	301,000	1,809,735
	Star Micronics Co., Ltd.	276,300	4,238,809
	Subaru Enterprise Co., Ltd.	8,500	569,218
#	Sugimoto & Co., Ltd.	70,500	1,322,545
	Sumiseki Holdings, Inc.	476,200	608,890
	Sumitomo Densetsu Co., Ltd.	129,500	2,704,293
	Sumitomo Mitsui Construction Co., Ltd.	1,421,640	8,068,021
*	Sumitomo Precision Products Co., Ltd.	21,584	705,978
	Sumitomo Warehouse Co., Ltd. (The)	473,900	6,422,546
	Suzumo Machinery Co., Ltd.	2,200	28,777
	SWCC Showa Holdings Co., Ltd.	98,700	856,782
#	Tacmina Corp.	14,700	223,746
#	Tadano, Ltd.	825,100	7,478,907
	Taihei Dengyo Kaisha, Ltd.	122,900	2,899,713
	Taiheiyo Kouhatsu, Inc.	44,200	340,404
	Taikisha, Ltd.	184,900	5,981,182
	Taisei Oncho Co., Ltd.	14,200	253,129
	Takadakiko Co., Ltd.	7,500	180,101
#	Takagi Seiko Corp.	2,300	67,073
	Takamatsu Construction Group Co., Ltd.	107,800	2,594,020
#	Takamatsu Machinery Co., Ltd.	41,800	334,411
	Takamiya Co., Ltd.	128,600	837,279
	Takano Co., Ltd.	61,800	462,388
	Takaoka Toko Co., Ltd.	59,620	676,464
	Takara Printing Co., Ltd.	22,155	357,257
	Takara Standard Co., Ltd.	267,900	4,698,491
	Takasago Thermal Engineering Co., Ltd.	350,100	6,333,768
	Takashima & Co., Ltd.	26,600	428,458
	Takeei Corp.	162,900	1,891,561
	Takeuchi Manufacturing Co., Ltd.	294,700	4,605,075
#	Takigami Steel Construction Co., Ltd. (The)	5,300	241,899
	Takisawa Machine Tool Co., Ltd.	45,100	560,936
	Takuma Co., Ltd.	303,000	3,605,673
	Tanabe Consulting Co., Ltd.	1,200	13,798
#	Tanabe Engineering Corp.	39,500	282,670
	Tanseisha Co., Ltd.	317,149	3,334,056
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,741,642
	TECHNO ASSOCIE Co., Ltd.	56,800	504,596
	Techno Ryowa, Ltd.	71,390	525,267
	Techno Smart Corp.	49,500	500,952
	TechnoPro Holdings, Inc.	7,200	442,842
	Teikoku Electric Manufacturing Co., Ltd.	134,500	1,569,488
	Teikoku Sen-I Co., Ltd.	118,600	2,182,270
	Tekken Corp.	99,000	2,654,245
	Tenox Corp.	22,500	176,058
	Teraoka Seisakusho Co., Ltd.	76,000	351,245
	Terasaki Electric Co., Ltd.	24,400	209,802
	Toa Corp.	117,000	1,574,043
	TOA ROAD Corp.	27,300	903,544
	Toba, Inc.	9,800	269,496
	Tobishima Corp.	151,070	2,025,890
	Tocalo Co., Ltd.	474,700	4,679,912
	Toda Corp.	543,200	3,393,122
	Toenec Corp.	58,600	1,911,646
#	Togami Electric Manufacturing Co., Ltd.	17,800	291,447
101

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	TOKAI Holdings Corp.	743,300	$7,289,876
	Tokai Lease Co., Ltd.	19,300	294,120
	Tokyo Energy & Systems, Inc.	184,200	1,717,636
#	Tokyo Keiki, Inc.	69,022	607,494
	Tokyo Sangyo Co., Ltd.	146,700	764,707
	Tokyu Construction Co., Ltd.	661,700	5,240,922
	Toli Corp.	289,200	780,509
	Tomoe Corp.	162,200	630,275
#	Tomoe Engineering Co., Ltd.	59,500	1,295,034
	Tonami Holdings Co., Ltd.	40,900	1,887,464
	Toppan Forms Co., Ltd.	366,900	3,667,473
	Torishima Pump Manufacturing Co., Ltd.	143,800	1,369,319
	Toshiba Machine Co., Ltd.	157,000	3,513,239
	Toshiba Plant Systems & Services Corp.	188,250	3,678,177
	Totech Corp.	57,000	1,240,580
	Totetsu Kogyo Co., Ltd.	193,200	6,023,184
	Totoku Electric Co., Ltd.	17,700	357,617
	Toyo Construction Co., Ltd.	602,300	2,830,085
	Toyo Denki Seizo K.K.	41,250	596,427
#*	Toyo Engineering Corp.	221,078	1,408,169
#	Toyo Logistics Co., Ltd.	85,100	255,048
	Toyo Machinery & Metal Co., Ltd.	109,300	588,832
	Toyo Tanso Co., Ltd.	88,000	2,079,221
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	542,227
	Trancom Co., Ltd.	56,800	3,748,531
#	Trinity Industrial Corp.	36,000	255,395
#	Trusco Nakayama Corp.	154,100	3,725,971
	Trust Tech, Inc.	158,000	2,002,613
	Tsubaki Nakashima Co., Ltd.	336,200	5,722,858
	Tsubakimoto Chain Co.	208,840	7,135,204
#	Tsubakimoto Kogyo Co., Ltd.	28,800	1,182,155
	Tsudakoma Corp.	31,998	369,276
#	Tsugami Corp.	336,300	3,107,018
	Tsukishima Kikai Co., Ltd.	210,100	3,236,258
	Tsurumi Manufacturing Co., Ltd.	141,900	2,797,313
	Uchida Yoko Co., Ltd.	69,900	2,746,805
#	Ueki Corp.	34,800	846,317
	Union Tool Co.	52,300	1,666,762
	Ushio, Inc.	973,200	14,544,315
#	UT Group Co., Ltd.	204,000	5,067,274
	Utoc Corp.	102,200	527,634
	Waida Manufacturing Co., Ltd.	4,300	57,275
	Wakachiku Construction Co., Ltd.	99,200	1,507,474
	Wakita & Co., Ltd.	294,800	2,979,839
	WDB Holdings Co., Ltd.	65,900	1,675,036
	Weathernews, Inc.	40,600	1,282,088
	Will Group, Inc.	105,800	969,354
#	World Holdings Co., Ltd.	46,600	780,555
	Yahagi Construction Co., Ltd.	200,200	1,420,533
	YAMABIKO Corp.	259,528	2,946,196
#	YAMADA Consulting Group Co., Ltd.	78,800	1,420,619
#	Yamashina Corp.	224,200	144,887
#	Yamato Corp.	124,100	840,536
#	Yamaura Corp.	47,100	380,323
	Yamazen Corp.	465,300	4,296,031
	Yasuda Logistics Corp.	122,200	1,094,852
	Yokogawa Bridge Holdings Corp.	239,000	4,375,369
	Yondenko Corp.	27,360	700,257
	Yuasa Trading Co., Ltd.	128,600	3,989,533

102

The Japanese Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Yuken Kogyo Co., Ltd.	24,000	$381,523
#	Yumeshin Holdings Co., Ltd.	362,700	3,232,078
	Yurtec Corp.	277,500	1,715,872
	Zaoh Co., Ltd.	23,400	320,058
#	Zenitaka Corp. (The)	19,600	771,578
	Zuiko Corp.	29,000	896,218
TOTAL INDUSTRIALS			1,132,240,688

INFORMATION TECHNOLOGY — (12.9%)
	A&D Co., Ltd.	141,000	1,089,616
	Access Co., Ltd.	208,000	1,955,383
	Ad-sol Nissin Corp.	43,000	954,940
#	Adtec Plasma Technology Co., Ltd.	30,700	311,549
	AGS Corp.	11,600	86,085
	Ai Holdings Corp.	304,600	5,520,455
	Aichi Tokei Denki Co., Ltd.	18,900	716,163
	Aiphone Co., Ltd.	74,900	1,292,968
	Alpha Systems, Inc.	60,520	1,565,668
	Amano Corp.	199,700	5,904,468
	AOI Electronics Co., Ltd.	31,400	688,112
	Argo Graphics, Inc.	122,200	3,377,558
#	Arisawa Manufacturing Co., Ltd.	223,500	2,229,931
	ArtSpark Holdings, Inc.	48,100	282,685
	Asahi Intelligence Service Co., Ltd.	1,300	14,053
	Aval Data Corp.	26,000	441,506
	Avant Corp.	57,900	1,267,303
*	Axell Corp.	44,900	263,260
	Azia Co., Ltd.	14,300	166,820
#*	BrainPad, Inc.	7,200	378,098
	Broadleaf Co., Ltd.	722,700	4,060,352
	Business Brain Showa-Ota, Inc.	13,300	339,477
	CAC Holdings Corp.	96,400	1,230,190
	Canon Electronics, Inc.	147,700	2,765,200
	Capital Asset Planning, Inc.	13,200	157,088
	CDS Co., Ltd.	18,800	245,079
	Chino Corp.	47,400	630,160
	Citizen Watch Co., Ltd.	1,362,700	7,244,868
	CMK Corp.	395,200	2,394,210
	Computer Engineering & Consulting, Ltd.	177,000	3,213,872
	Computer Institute of Japan, Ltd.	105,000	896,693
	Comture Corp.	165,000	3,136,304
	CONEXIO Corp.	128,600	1,778,413
#	Core Corp.	45,800	603,467
	Cresco, Ltd.	41,500	1,320,018
*	CRI Middleware Co., Ltd.	8,500	141,135
#	Cube System, Inc.	60,600	441,972
	Cyber Com Co., Ltd.	15,800	277,389
	Cybernet Systems Co., Ltd.	55,000	359,456
	Cybozu, Inc.	147,700	1,513,763
#	Dai-ichi Seiko Co., Ltd.	82,700	2,051,241
#	Daiko Denshi Tsushin, Ltd.	37,200	286,151
	Daishinku Corp.	64,099	640,341
	Daitron Co., Ltd.	54,400	736,247
	Daiwabo Holdings Co., Ltd.	140,700	6,148,041
*	DDS, Inc.	6,800	20,944
	Denki Kogyo Co., Ltd.	76,700	2,357,386
	Densan System Co., Ltd.	52,000	1,419,894
	Dexerials Corp.	469,900	4,147,994
	Digital Arts, Inc.	88,000	5,167,155

103

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Garage, Inc.	80,700	$2,641,691
#	Digital Hearts Holdings Co., Ltd.	109,300	904,388
#	Digital Information Technologies Corp.	54,900	836,268
#	DKK-Toa Corp.	28,300	219,327
	Double Standard, Inc.	14,000	679,754
	DTS Corp.	332,400	7,039,701
	Ebase Co., Ltd.	29,800	324,944
#*	E-Guardian, Inc.	74,000	1,174,517
	Eizo Corp.	132,900	4,942,734
	Elecom Co., Ltd.	141,200	5,482,959
	Elematec Corp.	122,942	1,182,628
#	Enomoto Co., Ltd.	30,200	326,740
	Enplas Corp.	65,800	2,111,263
	ESPEC Corp.	166,000	2,997,298
	Excel Co., Ltd.	56,000	647,766
	Fenwal Controls of Japan, Ltd.	21,600	276,743
	Ferrotec Holdings Corp.	264,900	2,627,281
#*	FFRI, Inc.	20,500	534,358
#	Fixstars Corp.	115,700	1,733,766
	Focus Systems Corp.	22,500	184,661
#	Forval Corp.	53,900	500,421
#	Fronteo, Inc.	118,100	346,282
	FTGroup Co., Ltd.	67,000	882,632
	Fuji Soft, Inc.	42,500	1,851,340
	Fujitsu Frontech, Ltd.	88,800	786,134
	Fukui Computer Holdings, Inc.	53,500	1,430,103
	Furuno Electric Co., Ltd.	197,800	2,044,496
#	Furuya Metal Co., Ltd.	7,600	343,079
	Future Corp.	150,800	2,461,476
	Future Innovation Group, Inc.	11,900	35,481
#	Geomatec Co., Ltd.	29,900	200,983
	GL Sciences, Inc.	46,700	639,260
#	Glosel Co., Ltd.	118,700	484,479
#	GMO Cloud K.K.	19,300	480,920
	GMO internet, Inc.	202,300	3,399,616
	GMO Pepabo, Inc.	7,300	158,334
#*	Gunosy, Inc.	44,800	734,903
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,368,459
	Hakuto Co., Ltd.	100,600	1,201,992
	Hibino Corp.	26,900	590,694
	Hioki EE Corp.	70,900	2,482,660
	Hochiki Corp.	123,600	1,726,277
#	Hokuriku Electric Industry Co., Ltd.	48,200	516,797
	Honda Tsushin Kogyo Co., Ltd.	113,800	551,811
	Hosiden Corp.	423,800	4,452,073
	Ibiden Co., Ltd.	6,978	161,127
	Icom, Inc.	79,000	1,788,023
	ID Holdings Corp.	52,100	649,110
	Ikegami Tsushinki Co., Ltd.	40,799	429,502
	Ines Corp.	166,100	1,868,757
	I-Net Corp.	80,390	1,034,459
	Infocom Corp.	188,000	3,922,121
	Infomart Corp.	456,500	6,872,905
	Information Services International-Dentsu, Ltd.	90,700	3,149,309
	Innotech Corp.	116,200	1,015,323
#	Intelligent Wave, Inc.	36,600	256,146
#	Inter Action Corp.	27,600	562,444
	I-O Data Device, Inc.	57,800	489,804
	Iriso Electronics Co., Ltd.	157,000	7,762,458

104

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	ISB Corp.	15,300	$230,093
	Itfor, Inc.	164,700	1,347,447
	Iwatsu Electric Co., Ltd.	68,500	511,161
	Japan Aviation Electronics Industry, Ltd.	382,900	7,132,970
	Japan Cash Machine Co., Ltd.	154,800	1,384,088
#*	Japan Display, Inc.	3,483,900	2,035,533
#	Japan Electronic Materials Corp.	51,800	342,444
	Japan Material Co., Ltd.	486,600	6,811,134
	Jastec Co., Ltd.	85,300	905,791
	JBCC Holdings, Inc.	117,800	1,962,448
	JFE Systems, Inc.	2,100	59,602
*	JIG-SAW, Inc.	26,700	1,101,266
	Justsystems Corp.	44,500	1,829,679
	Kaga Electronics Co., Ltd.	133,600	2,589,667
	Kanematsu Electronics, Ltd.	89,400	2,784,330
	KEL Corp.	27,900	215,656
	Koa Corp.	172,100	2,162,689
	KSK Co., Ltd.	3,000	50,676
#	Kyoden Co., Ltd.	116,100	332,363
	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,500,929
	Kyowa Electronic Instruments Co., Ltd.	146,000	585,391
#	LAC Co., Ltd.	100,100	1,200,563
	Lecip Holdings Corp.	6,800	41,815
	Macnica Fuji Electronics Holdings, Inc.	389,750	6,606,563
	Mamezou Holdings Co., Ltd.	129,000	2,114,713
	Marubun Corp.	112,200	638,417
	Maruwa Co., Ltd.	70,000	4,561,451
	Maxell Holdings, Ltd.	396,400	5,471,030
	MCJ Co., Ltd.	543,600	3,587,532
	Megachips Corp.	112,800	2,135,201
#	Meiko Electronics Co., Ltd.	179,500	2,943,901
	Melco Holdings, Inc.	14,300	384,520
#*	Metaps, Inc.	12,800	112,713
#	Micronics Japan Co., Ltd.	223,800	2,093,755
	Mimaki Engineering Co., Ltd.	136,300	683,431
	Mimasu Semiconductor Industry Co., Ltd.	122,681	2,396,304
	Miraial Co., Ltd.	48,800	664,247
	Miroku Jyoho Service Co., Ltd.	140,300	3,698,013
#	Mitachi Co., Ltd.	17,900	123,307
	Mitsubishi Research Institute, Inc.	56,200	1,989,971
	Mitsui High-Tec, Inc.	137,200	2,359,225
	Mutoh Holdings Co., Ltd.	14,600	242,828
	Nagano Keiki Co., Ltd.	96,400	662,741
	Nakayo, Inc.	77,100	1,197,699
	NEC Networks & System Integration Corp.	176,700	5,577,360
#	Neos Corp.	8,600	62,427
#	NF Corp.	23,700	532,325
	Nichicon Corp.	397,800	3,914,584
#*	Nihon Dempa Kogyo Co., Ltd.	121,600	513,073
	Nihon Denkei Co., Ltd.	31,800	379,427
#	Nippon Chemi-Con Corp.	83,600	1,381,850
#	Nippon Computer Dynamics Co., Ltd.	38,600	287,783
	Nippon Electric Glass Co., Ltd.	17,436	392,773
#	Nippon Information Development Co., Ltd.	12,600	150,678
#	Nippon Kodoshi Corp.	56,200	735,197
	Nippon Signal Co., Ltd.	372,300	4,290,231
	Nippon Systemware Co., Ltd.	56,800	1,375,290
	Nissha Co., Ltd.	253,600	2,641,164
	Nohmi Bosai, Ltd.	167,400	3,484,897

105

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	NSD Co., Ltd.	293,480	$9,046,407
	NuFlare Technology, Inc.	35,800	2,667,202
#	Ohara, Inc.	35,900	493,595
#	Ohizumi Manufacturing Co., Ltd.	27,100	188,138
#*	Okaya Electric Industries Co., Ltd.	77,800	283,910
	Oki Electric Industry Co., Ltd.	699,800	9,391,632
#	ONO Sokki Co., Ltd.	37,400	179,252
	Optex Group Co., Ltd.	271,520	4,160,003
#	Oro Co., Ltd.	15,800	412,515
	Osaki Electric Co., Ltd.	324,800	2,248,864
	Oval Corp.	35,600	81,386
	Paltek Corp.	38,500	189,011
#	PCA Corp.	2,300	81,082
	PCI Holdings, Inc.	15,400	305,102
	Poletowin Pitcrew Holdings, Inc.	226,000	2,188,086
#	Pro-Ship, Inc.	41,700	496,841
	Rakus Co., Ltd.	260,600	3,910,137
#	RECOMM Co., Ltd.	404,200	496,980
*	Remixpoint, Inc.	22,000	40,432
	Restar Holdings Corp.	161,100	2,737,617
	Riken Keiki Co., Ltd.	113,500	2,228,961
	Riso Kagaku Corp.	177,600	2,918,009
	Roland DG Corp.	105,700	2,077,087
	Rorze Corp.	77,400	2,628,366
#	RS Technologies Co., Ltd.	27,300	1,113,947
	Ryoden Corp.	110,600	1,674,192
	Ryosan Co., Ltd.	187,200	4,860,198
	Ryoyo Electro Corp.	168,200	2,985,092
#	Saison Information Systems Co., Ltd.	24,800	477,564
	Sakura Internet, Inc.	155,700	916,045
	Samco, Inc.	14,700	144,289
	Sanken Electric Co., Ltd.	193,200	4,535,115
	Sanshin Electronics Co., Ltd.	150,100	2,141,710
#	Satori Electric Co., Ltd.	90,380	769,293
	Saxa Holdings, Inc.	32,600	558,346
#	SB Technology Corp.	74,000	1,419,368
	Scala, Inc.	120,700	1,001,889
	Seikoh Giken Co., Ltd.	19,900	638,832
	SEMITEC Corp.	5,500	165,200
#	Shibaura Electronics Co., Ltd.	58,000	1,721,498
	Shibaura Mechatronics Corp.	31,800	1,057,796
#*	SHIFT, Inc.	41,800	2,384,317
	Shindengen Electric Manufacturing Co., Ltd.	54,800	1,862,401
	Shinko Electric Industries Co., Ltd.	566,300	5,526,749
	Shinko Shoji Co., Ltd.	314,200	2,693,475
	Shizuki Electric Co., Inc.	127,100	697,986
#	Showa Shinku Co., Ltd.	25,400	341,648
	Sigma Koki Co., Ltd.	31,600	386,568
#	Siix Corp.	242,700	3,679,741
#	SK-Electronics Co., Ltd.	64,100	1,300,835
	SMK Corp.	37,099	1,070,268
	Softbrain Co., Ltd.	111,300	572,930
	Softcreate Holdings Corp.	58,200	1,015,916
	Soliton Systems K.K.	51,700	465,567
#	Soshin Electric Co., Ltd.	58,400	251,342
	Sourcenext Corp.	364,000	1,628,304
	SRA Holdings	75,600	1,833,039
#	Sumida Corp.	206,049	2,302,483
	Sun-Wa Technos Corp.	82,000	801,520

106

The Japanese Small Company Series
continued

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Suzuki Co., Ltd.	77,300	$560,868
#	System Information Co., Ltd.	54,800	495,026
	System Research Co., Ltd.	27,200	493,451
	Systemsoft Corp.	255,800	277,530
	Systena Corp.	564,200	8,107,168
	Tachibana Eletech Co., Ltd.	129,360	2,165,082
#	Takachiho Koheki Co., Ltd.	38,500	404,929
#	TAKEBISHI Corp.	53,100	703,093
	Tamura Corp.	651,300	3,730,084
#	Tazmo Co., Ltd.	39,500	469,658
#	TDC Soft, Inc.	111,300	918,035
	TechMatrix Corp.	116,800	2,614,636
	Techno Horizon Holdings Co., Ltd.	56,700	234,497
	Tecnos Japan, Inc.	112,200	560,010
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	600,291
*	Terilogy Co., Ltd.	8,800	60,160
	TESEC Corp.	19,400	205,899
	TKC Corp.	119,000	5,012,990
	Tokyo Electron Device, Ltd.	45,600	872,329
	Tokyo Seimitsu Co., Ltd.	315,100	10,120,723
#	Tomen Devices Corp.	15,300	374,444
	Topcon Corp.	862,100	11,887,112
#	Torex Semiconductor, Ltd.	45,500	608,765
	Toshiba TEC Corp.	211,100	7,613,433
	Toukei Computer Co., Ltd.	23,210	709,161
	Towa Corp.	171,400	1,685,585
	Toyo Corp.	165,500	1,705,064
	Tri Chemical Laboratories, Inc.	39,400	2,572,516
#	Tsuzuki Denki Co., Ltd.	42,800	477,972
	Ubicom Holdings, Inc.	12,500	163,553
	Ulvac, Inc.	237,200	10,377,361
#	UMC Electronics Co., Ltd.	52,700	232,367
	Uniden Holdings Corp.	44,000	798,349
	UNIRITA, Inc.	8,100	130,839
	UNITED, Inc.	24,200	265,886
#	V Technology Co., Ltd.	77,200	4,592,945
#	VINX Corp.	11,500	122,002
	Wacom Co., Ltd.	1,124,700	4,186,178
	YAC Holdings Co., Ltd.	87,500	677,425
#*	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	491,495
#	Yamaichi Electronics Co., Ltd.	153,400	2,073,550
#	Yashima Denki Co., Ltd.	131,200	1,077,891
	Yokowo Co., Ltd.	105,200	3,031,021
	Zuken, Inc.	113,200	2,398,203
TOTAL INFORMATION TECHNOLOGY			489,542,108

MATERIALS — (10.1%)
	Achilles Corp.	109,000	1,770,869
	ADEKA Corp.	665,700	9,526,870
	Aichi Steel Corp.	81,700	2,658,976
	Arakawa Chemical Industries, Ltd.	132,600	1,942,621
#	Araya Industrial Co., Ltd.	26,500	393,009
	Asahi Holdings, Inc.	299,850	6,980,615
	Asahi Printing Co., Ltd.	25,700	249,585
	Asahi Yukizai Corp.	98,600	1,391,132
	Asahipen Corp.	2,100	32,989
	Asia Pile Holdings Corp.	220,000	1,189,375
	C Uyemura & Co., Ltd.	35,900	2,222,157
	Carlit Holdings Co., Ltd.	139,400	808,018

107

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Chuetsu Pulp & Paper Co., Ltd.	49,900	$765,762
*	Chugai Mining Co., Ltd.	652,700	127,283
	Chugoku Marine Paints, Ltd.	478,100	4,622,448
	CI Takiron Corp.	324,200	1,952,725
#	CK-San-Etsu Co., Ltd.	21,200	575,751
	Dai Nippon Toryo Co., Ltd.	145,500	1,473,984
	Daido Steel Co., Ltd.	80,900	3,530,315
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	1,022,769
	Daiken Corp.	93,900	1,691,066
	Daiki Aluminium Industry Co., Ltd.	202,100	1,350,056
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,810,752
	Daio Paper Corp.	290,600	3,873,614
	DKS Co., Ltd.	68,800	2,233,227
	Dowa Holdings Co., Ltd.	92,500	3,193,486
	Dynapac Co., Ltd.	8,500	114,534
	Fuji Seal International, Inc.	106,400	2,642,944
	Fujikura Kasei Co., Ltd.	184,200	959,033
	Fujimi, Inc.	1,100	28,673
	Fujimori Kogyo Co., Ltd.	120,900	4,274,555
	Fuso Chemical Co., Ltd.	142,200	3,670,167
	Geostr Corp.	111,400	428,320
	Godo Steel, Ltd.	67,700	1,463,099
	Gun-Ei Chemical Industry Co., Ltd.	31,600	737,936
	Hakudo Co., Ltd.	48,200	612,562
	Harima Chemicals Group, Inc.	106,100	1,182,968
	Hodogaya Chemical Co., Ltd.	44,900	1,691,081
	Hokkan Holdings, Ltd.	56,100	904,582
	Hokko Chemical Industry Co., Ltd.	139,100	769,423
	Hokuetsu Corp.	1,042,799	5,310,764
	Honshu Chemical Industry Co., Ltd.	28,200	322,058
	Ise Chemicals Corp.	14,800	443,335
#	Ishihara Chemical Co., Ltd.	35,500	574,513
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,292,423
	Ishizuka Glass Co., Ltd.	16,100	320,229
	JCU Corp.	181,800	4,454,876
	JSP Corp.	102,700	1,903,607
	Kaneka Corp.	20,900	695,731
	Kanto Denka Kogyo Co., Ltd.	335,900	2,969,865
	Katakura & Co-op Agri Corp.	21,500	241,950
	KeePer Technical Laboratory Co., Ltd.	51,000	723,133
	KH Neochem Co., Ltd.	234,500	5,710,529
	Kimoto Co., Ltd.	247,400	387,476
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,782,310
	Kobe Steel, Ltd.	1,250,100	6,721,190
	Kohsoku Corp.	72,200	862,573
	Konishi Co., Ltd.	260,700	3,679,929
	Konoshima Chemical Co., Ltd.	39,000	315,800
	Krosaki Harima Corp.	41,200	2,207,560
	Kumiai Chemical Industry Co., Ltd.	564,787	5,222,990
#	Kunimine Industries Co., Ltd.	40,400	382,597
	Kureha Corp.	141,650	9,053,385
	Kurimoto, Ltd.	67,900	1,103,587
	Kuriyama Holdings Corp.	92,800	709,363
	Kyoei Steel, Ltd.	161,600	2,942,838
	Kyowa Leather Cloth Co., Ltd.	91,900	671,659
	Lintec Corp.	210,600	4,423,190
	MEC Co., Ltd.	131,000	2,195,875
	Mitani Sekisan Co., Ltd.	73,600	2,441,523
	Mitsubishi Paper Mills, Ltd.	405,600	1,846,849

108

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	$569,961
	Mitsui Mining & Smelting Co., Ltd.	484,900	13,551,811
	Molitec Steel Co., Ltd.	83,100	356,195
	MORESCO Corp.	47,800	591,730
	Mory Industries, Inc.	39,300	837,046
	Nakayama Steel Works, Ltd.	220,200	941,717
	Neturen Co., Ltd.	261,200	2,299,949
#*	New Japan Chemical Co., Ltd.	200,600	373,994
	Nicca Chemical Co., Ltd.	49,300	405,647
#	Nichia Steel Works, Ltd.	138,600	427,764
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	908,237
	Nihon Nohyaku Co., Ltd.	243,500	1,279,407
	Nihon Parkerizing Co., Ltd.	505,500	5,926,974
	Nihon Yamamura Glass Co., Ltd.	110,400	1,319,912
	Nippon Carbide Industries Co., Inc.	49,300	664,805
#	Nippon Chemical Industrial Co., Ltd.	42,600	1,253,522
	Nippon Concrete Industries Co., Ltd.	306,600	882,148
#	Nippon Denko Co., Ltd.	1,018,114	1,764,621
	Nippon Fine Chemical Co., Ltd.	81,500	950,320
	Nippon Kayaku Co., Ltd.	70,700	859,237
	Nippon Kinzoku Co., Ltd.	27,000	217,120
	Nippon Koshuha Steel Co., Ltd.	26,799	112,135
	Nippon Light Metal Holdings Co., Ltd.	4,755,800	9,250,215
	Nippon Paper Industries Co., Ltd.	177,600	3,061,398
	Nippon Pillar Packing Co., Ltd.	157,500	2,121,710
	Nippon Soda Co., Ltd.	193,300	5,148,638
#	Nippon Yakin Kogyo Co., Ltd.	124,049	2,723,049
	Nitta Gelatin, Inc.	100,500	657,577
	Nittetsu Mining Co., Ltd.	43,700	1,833,055
	Nozawa Corp.	52,500	330,430
	Oat Agrio Co., Ltd.	18,000	292,493
	Okamoto Industries, Inc.	82,600	3,189,981
	Okura Industrial Co., Ltd.	61,800	1,137,303
	Osaka Organic Chemical Industry, Ltd.	100,800	1,123,855
	Osaka Soda Co., Ltd.	108,599	3,074,272
	Osaka Steel Co., Ltd.	94,200	1,289,081
	OSAKA Titanium Technologies Co., Ltd.	155,500	2,434,380
#	Pacific Metals Co., Ltd.	126,799	3,031,819
	Pack Corp. (The)	96,200	3,389,865
#	Rasa Industries, Ltd.	49,700	679,462
	Rengo Co., Ltd.	124,600	903,479
	Riken Technos Corp.	255,000	1,207,255
	Sakai Chemical Industry Co., Ltd.	112,100	2,796,922
	Sakata INX Corp.	311,800	3,524,301
	Sanyo Chemical Industries, Ltd.	96,300	4,594,597
#	Sanyo Special Steel Co., Ltd.	147,060	1,862,482
	Seiko PMC Corp.	78,600	612,343
	Sekisui Plastics Co., Ltd.	179,100	1,320,235
	Shikoku Chemicals Corp.	260,000	3,051,923
	Shinagawa Refractories Co., Ltd.	44,300	1,191,603
	Shin-Etsu Polymer Co., Ltd.	336,500	2,883,365
	SK Kaken Co., Ltd.	1,600	692,522
	Soken Chemical & Engineering Co., Ltd.	48,900	556,618
	Stella Chemifa Corp.	82,400	2,397,448
	Sumitomo Bakelite Co., Ltd.	90,600	3,756,761
	Sumitomo Osaka Cement Co., Ltd.	238,699	10,419,680
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,256,854
#	T Hasegawa Co., Ltd.	204,200	3,805,622
#	T&K Toka Co., Ltd.	146,900	1,407,801

109

The Japanese Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	Taisei Lamick Co., Ltd.	43,900	$1,194,962
	Taiyo Holdings Co., Ltd.	140,400	5,088,162
	Takasago International Corp.	104,000	2,610,011
	Takemoto Yohki Co., Ltd.	46,900	446,952
#	Taoka Chemical Co., Ltd.	1,600	124,025
#	Tayca Corp.	139,300	2,747,938
	Tenma Corp.	129,800	2,372,540
#	Titan Kogyo, Ltd.	5,100	118,190
	Toagosei Co., Ltd.	871,100	9,655,071
#	Toda Kogyo Corp.	24,800	514,137
	Toho Acetylene Co., Ltd.	12,700	161,990
	Toho Chemical Industry Co., Ltd.	47,000	219,685
#	Toho Titanium Co., Ltd.	242,500	1,996,896
	Toho Zinc Co., Ltd.	122,699	2,489,874
	Tohoku Steel Co., Ltd.	16,300	215,635
	Tokushu Tokai Paper Co., Ltd.	71,058	2,671,741
	Tokuyama Corp.	414,298	11,067,550
	Tokyo Ohka Kogyo Co., Ltd.	242,500	9,603,821
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	227,328
	Tokyo Rope Manufacturing Co., Ltd.	101,700	1,077,588
	Tokyo Steel Manufacturing Co., Ltd.	842,500	6,782,726
	Tokyo Tekko Co., Ltd.	74,900	1,095,674
	Tomoegawa Co., Ltd.	33,600	299,577
	Tomoku Co., Ltd.	81,500	1,306,002
	Topy Industries, Ltd.	114,200	2,334,533
#	Toyo Gosei Co., Ltd.	32,800	930,685
	Toyo Ink SC Holdings Co., Ltd.	277,600	6,765,692
	Toyobo Co., Ltd.	715,200	9,667,381
#	TYK Corp.	183,700	541,011
	UACJ Corp.	211,841	3,880,515
	Ube Industries, Ltd.	67,500	1,445,253
	Ultrafabrics Holdings Co., Ltd.	2,400	27,256
	Valqua, Ltd.	126,199	2,811,789
#	Vertex Corp.	45,998	725,724
	Wavelock Holdings Co., Ltd.	30,900	251,862
	Wood One Co., Ltd.	48,500	514,115
	Yamato Kogyo Co., Ltd.	171,600	4,451,591
	Yodogawa Steel Works, Ltd.	154,200	2,911,600
	Yoshicon Co., Ltd.	3,100	33,521
#	Yotai Refractories Co., Ltd.	118,000	794,272
	Yushiro Chemical Industry Co., Ltd.	73,800	972,545
TOTAL MATERIALS			384,435,104

REAL ESTATE — (2.1%)
#	AD Works Co., Ltd.	1,948,800	538,670
	Airport Facilities Co., Ltd.	148,670	764,053
	Anabuki Kosan, Inc.	6,000	157,994
#	Aoyama Zaisan Networks Co., Ltd.	52,600	791,762
#	Apaman Co., Ltd.	77,800	651,895
	Arealink Co., Ltd.	29,600	319,627
	B-Lot Co., Ltd.	16,500	316,657
	Cosmos Initia Co., Ltd.	99,600	699,949
	CRE, Inc.	22,400	214,043
	Daibiru Corp.	358,100	3,976,013
#	Dear Life Co., Ltd.	145,300	693,705
	Goldcrest Co., Ltd.	139,170	2,874,822
#	Good Com Asset Co., Ltd.	10,300	166,681
	Grandy House Corp.	121,300	552,643
	Heiwa Real Estate Co., Ltd.	236,600	5,706,539

110

The Japanese Small Company Series
continued

		Shares	Value»
REAL ESTATE — (Continued)
	Ichigo, Inc.	970,800	$3,866,594
	Intellex Co., Ltd.	30,000	208,748
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,249,392
	Japan Corporate Housing Service, Inc.	10,500	101,132
	Japan Property Management Center Co., Ltd.	83,400	1,132,740
	JSB Co., Ltd.	2,300	112,791
	Kabuki-Za Co., Ltd.	6,500	348,542
	Keihanshin Building Co., Ltd.	291,800	3,649,336
	Kenedix, Inc.	1,600,900	8,713,937
	Land Business Co., Ltd.	14,800	103,372
*	LAND Co., Ltd.	1,819,600	169,211
#*	Leopalace21 Corp.	2,072,900	5,655,851
	Mugen Estate Co., Ltd.	83,200	517,192
#	Nippon Commercial Development Co., Ltd.	85,500	1,220,060
	Nisshin Fudosan Co.	237,700	1,107,871
#*	Prospect Co., Ltd.	3,669,000	815,335
	Raysum Co., Ltd.	105,400	1,112,713
	SAMTY Co., Ltd.	122,900	2,315,606
	Sankyo Frontier Co., Ltd.	23,100	762,725
	Sansei Landic Co., Ltd.	40,600	361,208
	Shinoken Group Co., Ltd.	142,500	1,466,695
	Star Mica Holdings Co., Ltd.	95,400	1,725,932
	Sun Frontier Fudousan Co., Ltd.	249,400	3,034,445
	Takara Leben Co., Ltd.	667,100	2,839,997
*	Tateru, Inc.	112,500	224,264
	TOC Co., Ltd.	401,550	2,916,438
	Tokyo Rakutenchi Co., Ltd.	21,100	1,137,360
#	Tokyo Theatres Co., Inc.	55,299	713,750
	Tosei Corp.	313,200	3,950,633
#	Unizo Holdings Co., Ltd.	211,100	9,736,461
	Urbanet Corp. Co., Ltd.	120,100	454,052
TOTAL REAL ESTATE			80,149,436

UTILITIES — (1.2%)
	EF-ON, Inc.	104,520	703,412
	eRex Co., Ltd.	249,500	3,394,948
	Hiroshima Gas Co., Ltd.	337,400	1,129,426
	Hokkaido Electric Power Co., Inc.	1,332,300	6,992,697
	Hokkaido Gas Co., Ltd.	103,200	1,550,051
*	Hokuriku Electric Power Co.	766,600	5,463,753
	Hokuriku Gas Co., Ltd.	10,100	278,170
	K&O Energy Group, Inc.	110,200	1,659,072
	Nippon Gas Co., Ltd.	191,200	5,412,010
#	Okinawa Electric Power Co., Inc. (The)	358,321	5,937,280
#*	RENOVA, Inc.	186,500	1,655,471
	Saibu Gas Co., Ltd.	247,900	5,721,162
	Shizuoka Gas Co., Ltd.	403,600	3,489,260
#	Toell Co., Ltd.	61,200	436,536
#	West Holdings Corp.	107,700	1,590,693
TOTAL UTILITIES			45,413,941

TOTAL COMMON STOCKS
Cost ($3,300,844,445)			3,715,115,396

111

The Japanese Small Company Series
continued

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.4%)
@§ DFA Short Term Investment Fund	7,882,015	$91,202,795
TOTAL INVESTMENTS — (100.0%)
(Cost $3,392,036,762)		$3,806,318,191

ST	Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$100,852,769	—	$100,852,769
Consumer Discretionary	$2,914,557	681,414,734	—	684,329,291
Consumer Staples	—	269,125,123	—	269,125,123
Energy	—	50,257,557	—	50,257,557
Financials	—	307,335,870	—	307,335,870
Health Care	—	171,433,509	—	171,433,509
Industrials	—	1,132,240,688	—	1,132,240,688
Information Technology	—	489,542,108	—	489,542,108
Materials	—	384,435,104	—	384,435,104
Real Estate	—	80,149,436	—	80,149,436
Utilities	—	45,413,941	—	45,413,941
Securities Lending Collateral	—	91,202,795	—	91,202,795
TOTAL	$2,914,557	$3,803,403,634	—	$3,806,318,191

See accompanying Notes to Financial Statements.
112

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (52.9%)
*	3P Learning, Ltd.	93,233	$60,268
*	88 Energy, Ltd.	604,262	5,372
#	A2B Australia, Ltd.	241,263	264,177
	Accent Group, Ltd.	2,023,672	2,105,639
#	Adairs, Ltd.	569,354	694,828
	Adelaide Brighton, Ltd.	2,667,604	5,665,821
#*	Advance NanoTek, Ltd.	4,230	15,165
#	Ainsworth Game Technology, Ltd.	400,919	220,703
#*	Alkane Resources, Ltd.	1,540,048	758,441
#	Alliance Aviation Services, Ltd.	101,515	175,820
	ALS, Ltd.	1,937,440	10,775,238
	Altium, Ltd.	596,319	13,200,823
#*	Altura Mining, Ltd.	1,015,510	39,823
	AMA Group, Ltd.	2,254,833	2,135,770
#*	Amaysim Australia, Ltd.	1,875,508	502,708
	Ansell, Ltd.	897,943	17,075,979
	AP Eagers, Ltd.	750,941	6,344,299
	APN Property Group, Ltd.	26,661	9,922
	Appen, Ltd.	556,409	8,359,545
*	Arafura Resources, Ltd.	502,091	32,184
#	ARB Corp., Ltd.	590,623	7,370,788
#*	Ardent Leisure Group, Ltd.	4,016,599	3,324,842
#	ARQ Group, Ltd.	982,475	287,347
*	Asaleo Care, Ltd.	864,100	569,636
	AUB Group, Ltd.	452,803	3,856,190
	Aurelia Metals, Ltd.	3,199,548	1,035,088
	Austal, Ltd.	2,140,525	6,162,797
#*	Australian Agricultural Co., Ltd.	3,411,177	2,316,300
	Australian Finance Group, Ltd.	767,736	1,426,897
	Australian Pharmaceutical Industries, Ltd.	3,189,340	2,914,132
#	Australian Vintage, Ltd.	4,317,004	1,520,612
	Auswide Bank, Ltd.	106,144	403,658
	Aveo Group	3,145,497	4,642,681
	AVJennings, Ltd.	7,058,528	2,905,109
*	AVZ Minerals, Ltd.	1,295,314	40,159
*	Axsesstoday, Ltd.	20,251	4,254
	Baby Bunting Group, Ltd.	318,497	866,743
#	Bank of Queensland, Ltd.	1,198,529	7,480,087
#	Bapcor, Ltd.	1,866,075	9,198,821
*	Base Resources, Ltd.	393,323	64,844
	Beach Energy, Ltd.	332,595	523,165
#	Bega Cheese, Ltd.	1,470,334	3,625,712
#	Bell Financial Group, Ltd.	122,493	84,324
#*	Bellamy's Australia, Ltd.	670,621	5,913,230
#*	Berkeley Energia, Ltd.	27,600	5,781
#	Bingo Industries, Ltd.	979,741	1,620,459
#	Blackmores, Ltd.	97,395	5,798,996
	Bravura Solutions, Ltd.	1,415,005	3,980,789
	Breville Group, Ltd.	834,341	8,836,168
	Brickworks, Ltd.	491,321	6,132,742
#*	Bubs Australia, Ltd.	114,559	89,013
#*	Buru Energy, Ltd.	678,801	103,241
#	BWX, Ltd.	386,111	1,043,009
#*	Byron Energy, Ltd.	41,456	9,258
*	Cann Group, Ltd.	71,385	49,606
#	Capitol Health, Ltd.	3,495,372	577,185
#*	Cardno, Ltd.	1,127,842	403,957

113

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Carnarvon Petroleum, Ltd.	3,381,086	$883,175
	carsales.com, Ltd.	1,661,566	17,806,162
#*	Cash Converters International, Ltd.	3,582,331	592,633
*	Catapult Group International, Ltd.	384,667	373,111
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	426,933	2,086,594
	Centuria Capital Group	146,499	221,140
*	Champion Iron, Ltd.	41,342	60,743
#	Citadel Group, Ltd. (The)	83,353	204,072
	City Chic Collective, Ltd.	153,239	293,761
#	Class, Ltd.	386,717	522,844
#	Clean Seas Seafood, Ltd.	87,730	48,956
#*	Clean TeQ Holdings, Ltd.	86,928	14,344
	Cleanaway Waste Management, Ltd.	10,062,156	12,788,931
#	Clinuvel Pharmaceuticals, Ltd.	69,877	1,472,651
#	Clover Corp., Ltd.	365,203	777,826
	Codan, Ltd.	659,052	2,811,509
#	Collection House, Ltd.	2,180,326	1,831,179
	Collins Foods, Ltd.	820,761	5,788,340
#*	Cooper Energy, Ltd.	13,527,811	5,170,718
#	Corporate Travel Management, Ltd.	548,400	6,662,051
#	Costa Group Holdings, Ltd.	2,112,283	4,154,214
	Costa Group Holdings, Ltd.	197,790	388,588
#	Credit Corp. Group, Ltd.	553,754	11,961,519
*	CSG, Ltd.	1,608,459	340,624
	CSR, Ltd.	3,957,955	11,313,522
*	CuDeco, Ltd.	387,893	11,792
#*	Dacian Gold, Ltd.	275,576	278,651
#	Data#3, Ltd.	926,712	2,196,947
	Decmil Group, Ltd.	920,710	543,433
	Dicker Data, Ltd.	204,202	986,654
#	Domain Holdings Australia, Ltd.	1,952,507	4,260,393
#	Domino's Pizza Enterprises, Ltd.	205,372	7,225,345
	Downer EDI, Ltd.	710,927	3,954,213
	DWS, Ltd.	514,109	378,020
#	Eclipx Group, Ltd.	2,757,791	2,982,995
	Elders, Ltd.	1,177,990	4,795,125
#*	Electro Optic Systems Holdings, Ltd.	456,109	2,206,208
#*	Emeco Holdings, Ltd.	848,810	1,044,814
*	EML Payments, Ltd.	436,776	1,202,488
#*	Energy World Corp., Ltd.	87,518	5,588
	Enero Group, Ltd.	10,609	15,688
#	EQT Holdings, Ltd.	93,813	1,987,115
	ERM Power, Ltd.	1,112,209	1,844,673
	Estia Health, Ltd.	1,631,369	3,159,787
	Euroz, Ltd.	106,429	76,429
	EVENT Hospitality and Entertainment, Ltd.	546,035	4,937,481
#*	FAR, Ltd.	8,256,005	295,815
#*	FBR, Ltd.	490,881	20,361
#	Finbar Group, Ltd.	203,868	120,177
*	Fleetwood Corp., Ltd.	347,465	535,650
	FlexiGroup, Ltd.	2,103,926	2,826,576
#	Freedom Foods Group, Ltd.	165,035	609,284
#	G8 Education, Ltd.	3,059,923	5,431,360
#*	Galaxy Resources, Ltd.	2,700,784	1,736,225
	GBST Holdings, Ltd.	178,479	473,683
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	5,166,797
#*	GetSwift, Ltd.	28,980	12,503
*	Gold Road Resources, Ltd.	3,764,891	2,954,170

114

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$29,806
	GrainCorp, Ltd., Class A	1,833,496	9,136,956
#	Grange Resources, Ltd.	449,866	65,067
*	Greenland Minerals, Ltd.	871,479	59,998
	GTN, Ltd.	15,394	7,958
	GUD Holdings, Ltd.	951,434	7,095,253
#	GWA Group, Ltd.	1,988,370	3,988,315
	Hansen Technologies, Ltd.	1,384,222	3,239,112
	Healius, Ltd.	3,824,203	8,129,283
#	Helloworld Travel, Ltd.	37,164	115,302
*	Highfield Resources, Ltd.	160,730	73,365
*	Horizon Oil, Ltd.	714,889	68,682
#	HT&E, Ltd.	1,774,958	2,014,769
#	HUB24, Ltd.	107,667	913,970
*	IDM International, Ltd.	958	0
	IDP Education, Ltd.	441,679	5,413,689
	Iluka Resources, Ltd.	907,706	5,875,441
#*	Image Resources NL	243,336	45,161
	Imdex, Ltd.	2,201,682	2,410,839
#*	IMF Bentham, Ltd.	2,465,699	5,784,966
*	Immutep, Ltd.	1,409,121	27,095
#*	ImpediMed, Ltd.	417,437	40,178
	Independence Group NL	3,324,011	14,557,711
#	Infigen Energy	5,839,242	2,568,146
	Infomedia, Ltd.	2,889,035	4,557,762
#	Inghams Group, Ltd.	1,907,337	4,083,445
*	Intega Group, Ltd.	1,127,842	439,275
#	Integral Diagnostics, Ltd.	131,177	326,973
#	Integrated Research, Ltd.	584,940	1,192,372
#	InvoCare, Ltd.	1,006,913	9,100,772
*	ioneer, Ltd.	290,821	50,825
#	IOOF Holdings, Ltd.	2,296,344	11,677,647
	IPH, Ltd.	1,150,892	6,402,045
	IRESS, Ltd.	1,095,248	9,618,441
#*	iSelect, Ltd.	96,851	37,111
*	iSentia Group, Ltd.	1,014,066	275,711
	IVE Group, Ltd.	566,720	785,011
#	Japara Healthcare, Ltd.	1,727,720	1,331,938
#	JB Hi-Fi, Ltd.	861,985	22,028,595
	Johns Lyng Group, Ltd.	27,303	34,765
#	Jumbo Interactive, Ltd.	208,843	3,192,770
	Jupiter Mines, Ltd.	3,282,574	755,683
#	K&S Corp., Ltd.	197,087	224,067
#*	Karoon Energy, Ltd.	1,898,553	1,265,276
	Karoon Energy, Ltd.	2,343,626	1,567,111
*	Kingsgate Consolidated, Ltd.	1,797,365	520,412
#	Kogan.com, Ltd.	229,522	1,070,315
	Lednium Technology Pty, Ltd.	195,019	0
#	Lifestyle Communities, Ltd.	96,718	566,570
	Link Administration Holdings, Ltd.	271,150	1,045,608
#	Lovisa Holdings, Ltd.	104,858	972,499
*	Lynas Corp., Ltd.	5,145,389	8,809,881
	MACA, Ltd.	993,931	651,921
	Macmahon Holdings, Ltd.	4,762,508	705,537
	MaxiTRANS Industries, Ltd.	823,085	121,377
#*	Mayne Pharma Group, Ltd.	9,984,203	3,535,831
	McMillan Shakespeare, Ltd.	490,350	5,424,237
	McPherson's, Ltd.	483,762	769,348
*	Medusa Mining, Ltd.	397,124	206,995

115

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#*	Mesoblast, Ltd.	630,272	$773,755
#*	Metals X, Ltd.	4,002,773	467,394
#	Metcash, Ltd.	7,553,452	14,683,218
#	Michael Hill International, Ltd.	1,490,263	668,328
	Michael Hill International, Ltd.	94,305	43,849
	Midway, Ltd.	3,757	4,842
*	Millennium Minerals, Ltd.	1,328,072	53,183
*	Mincor Resources NL	91,808	39,214
#	Mineral Resources, Ltd.	1,210,928	11,910,590
#*	MMA Offshore, Ltd.	4,729,196	627,645
#	MNF Group, Ltd.	194,514	710,633
	Moelis Australia, Ltd.	39,458	116,225
	Monadelphous Group, Ltd.	726,646	7,690,934
#	Monash IVF Group, Ltd.	968,439	683,803
	Money3 Corp., Ltd.	836,419	1,236,263
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	793,228	778,300
	Motorcycle Holdings, Ltd.	19,615	31,424
#	Mount Gibson Iron, Ltd.	4,535,796	2,367,548
*	Myanmar Metals, Ltd.	640,930	21,187
#*	Myer Holdings, Ltd.	3,518,631	1,318,602
#	MyState, Ltd.	488,761	1,596,472
	Navigator Global Investments, Ltd.	997,653	1,688,474
#	Neometals, Ltd.	626,513	86,307
#	Netwealth Group, Ltd.	234,158	1,420,313
*	Neuren Pharmaceuticals, Ltd.	8,077	12,771
#	New Hope Corp., Ltd.	1,735,687	2,541,797
#*	NEXTDC, Ltd.	1,959,517	8,659,622
	nib holdings, Ltd.	3,390,280	16,388,762
#	Nick Scali, Ltd.	386,496	1,635,718
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,172,093
	Noni B, Ltd.	5,993	10,289
	NRW Holdings, Ltd.	2,635,318	4,098,137
#*	Nufarm, Ltd.	2,065,056	8,427,098
	OFX Group, Ltd.	1,851,367	1,783,819
	OM Holdings, Ltd.	342,290	115,420
*	OneMarket, Ltd.	79,255	53,325
#*	Onevue Holdings, Ltd.	857,257	224,322
#	oOh!media, Ltd.	1,283,632	2,439,571
#*	Orocobre, Ltd.	23,186	41,759
	Orora, Ltd.	7,303,221	15,566,511
*	Otto Energy, Ltd.	922,182	27,323
	Ovato, Ltd.	2,029,910	73,481
#	Over the Wire Holdings, Ltd.	14,661	47,591
	OZ Minerals, Ltd.	2,477,965	17,289,828
#	Pacific Current Group, Ltd.	229,399	1,111,661
	Pacific Energy, Ltd.	33,400	24,632
	Pacific Smiles Group, Ltd.	256,946	301,621
#*	Pact Group Holdings, Ltd.	1,868,221	3,118,963
#*	Paladin Energy, Ltd.	663,067	37,826
*	Panoramic Resources, Ltd.	3,829,216	854,503
#*	Pantoro, Ltd.	632,837	71,537
#	Paragon Care, Ltd.	557,992	167,597
	Peet, Ltd.	899,317	744,715
	Pendal Group, Ltd.	1,938,181	9,569,992
	People Infrastructure, Ltd.	27,721	64,905
	Perenti Global, Ltd.	4,308,699	6,787,490
#	Perpetual, Ltd.	356,633	8,841,267
*	Perseus Mining, Ltd.	7,021,209	4,160,418

116

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
#	Pioneer Credit, Ltd.	166,590	$282,503
#	Platinum Asset Management, Ltd.	2,439,424	6,966,410
*	Pluton Resources, Ltd.	20,710	0
*	Poseidon Nickel, Ltd.	643,832	22,953
#*	Praemium, Ltd.	1,152,591	502,849
	Premier Investments, Ltd.	829,371	10,991,808
*	Prime Media Group, Ltd.	62,765	8,854
	Pro Medicus, Ltd.	293,000	5,376,821
	Propel Funeral Partners, Ltd.	4,902	10,668
	PWR Holdings, Ltd.	162,512	532,110
	QMS Media, Ltd.	504,219	425,350
	Qube Holdings, Ltd.	712,870	1,598,327
*	Quickstep Holdings, Ltd.	134,452	13,920
*	Quintis, Ltd.	2,130,129	0
	Ramelius Resources, Ltd.	3,772,255	3,248,921
#	Reckon, Ltd.	446,073	233,686
*	Red 5, Ltd.	682,020	129,896
#*	Red River Resources, Ltd.	614,980	63,522
*	Redbubble, Ltd.	49,962	66,254
#	Regis Healthcare, Ltd.	1,371,158	3,047,668
	Regis Resources, Ltd.	3,442,546	11,666,993
	Reject Shop, Ltd. (The)	107,368	181,412
#	Reliance Worldwide Corp., Ltd.	1,710,013	4,975,912
#*	Resolute Mining, Ltd.	7,171,665	6,007,744
#	Rhipe, Ltd.	234,103	460,040
	Ridley Corp., Ltd.	1,847,357	1,385,769
*	RPMGlobal Holdings, Ltd.	167,362	96,777
#	RXP Services, Ltd.	364,327	127,889
	Salmat, Ltd.	645,788	228,975
	Sandfire Resources NL	1,293,091	5,164,492
*	Saracen Mineral Holdings, Ltd.	5,717,531	14,793,622
#	SeaLink Travel Group, Ltd.	266,244	940,715
	Select Harvests, Ltd.	651,572	3,235,739
*	Senex Energy, Ltd.	12,495,492	3,092,239
#	Servcorp, Ltd.	353,503	1,074,270
	Service Stream, Ltd.	2,572,185	4,571,569
	Seven Group Holdings, Ltd.	16,287	210,514
*	Seven West Media, Ltd.	5,378,078	1,476,908
	SG Fleet Group, Ltd.	393,656	655,671
#*	Sheffield Resources, Ltd.	142,244	36,885
	Sigma Healthcare, Ltd.	4,757,142	1,906,035
#*	Silver Lake Resources, Ltd.	6,105,612	4,887,673
	Sims Metal Management, Ltd.	1,382,214	8,895,865
	SmartGroup Corp., Ltd.	639,298	5,031,379
	Southern Cross Media Group, Ltd.	3,928,938	2,219,136
	Spark Infrastructure Group	9,526,664	13,285,174
#	SpeedCast International, Ltd.	1,977,399	1,356,667
	SRG Global, Ltd.	330,321	90,852
	St Barbara, Ltd.	5,006,626	9,658,812
	Stanmore Coal, Ltd.	45,430	31,933
	Star Entertainment Grp, Ltd. (The)	459,571	1,490,153
	Steadfast Group, Ltd.	5,956,128	14,750,048
#*	Strike Energy, Ltd.	2,846,114	470,872
*	Sundance Energy Australia, Ltd.	2,937,895	262,584
	Sunland Group, Ltd.	1,211,896	1,342,794
#	Super Retail Group, Ltd.	1,087,081	7,141,605
#*	Superloop, Ltd.	640,720	483,134
	Superloop, Ltd.	48,702	27,530
#*	Syrah Resources, Ltd.	2,327,569	641,964

117

The Asia Pacific Small Company Series
continued

		Shares	Value»
AUSTRALIA — (Continued)
	Tassal Group, Ltd.	1,672,259	$4,774,746
	Technology One, Ltd.	1,891,632	9,609,521
*	Thorn Group, Ltd.	744,756	138,531
*	Tiger Resources, Ltd.	9,447,997	3,543
	Tribune Resources, Ltd.	3,093	18,130
*	Troy Resources, Ltd.	372,547	28,250
	Village Roadshow, Ltd.	968,676	2,137,670
*	Virgin Australia Holdings, Ltd.	11,131,924	1,150,209
	Virtus Health, Ltd.	579,205	1,640,032
	Vita Group, Ltd.	435,517	364,920
*	Vocus Group, Ltd.	4,120,793	9,447,578
#	Wagners Holding Co., Ltd.	89,947	118,613
#	Webjet, Ltd.	925,822	7,216,707
#	Webster, Ltd.	78,767	105,362
#*	West African Resources, Ltd.	110,509	35,077
#	Western Areas, Ltd.	2,166,063	4,774,299
#*	Westgold Resources, Ltd.	2,155,175	3,503,474
#	Whitehaven Coal, Ltd.	2,234,388	5,081,863
	WPP AUNZ, Ltd.	1,744,557	642,385
TOTAL AUSTRALIA			889,641,622

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	838,500	320,848
	China Flavors & Fragrances Co., Ltd.	1,101,028	242,894
*	China Medical & HealthCare Group, Ltd.	10,166,800	212,575
	KWG Group Holdings, Ltd.	100,000	100,698
TOTAL CHINA			877,015

HONG KONG — (24.2%)
	Aeon Credit Service Asia Co., Ltd.	910,000	736,593
	Aeon Stores Hong Kong Co., Ltd.	248,000	103,888
#	Agritrade Resources, Ltd.	25,785,000	2,205,750
	Allied Group, Ltd.	661,200	3,381,447
	Allied Properties HK, Ltd.	12,947,857	2,541,468
#	APAC Resources, Ltd.	3,766,513	427,569
*	Applied Development Holdings, Ltd.	14,125,000	358,120
*	Arts Optical International Hldgs, Ltd.	730,000	134,781
	Asia Financial Holdings, Ltd.	2,404,908	1,281,089
	Asia Standard Hotel Group, Ltd.	23,931,654	869,464
	Asia Standard International Group, Ltd.	13,222,917	2,156,161
#	Asiasec Properties, Ltd.	1,674,000	340,946
	ASM Pacific Technology, Ltd.	285,400	3,984,992
	Associated International Hotels, Ltd.	952,000	2,430,767
*	Auto Italia Holdings	1,900,000	15,501
*	Automated Systems Holdings, Ltd.	404,400	49,516
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	140,516
	BOCOM International Holdings Co., Ltd.	438,000	70,880
#	BOE Varitronix, Ltd.	3,728,293	1,042,661
*	Bonjour Holdings, Ltd.	5,383,000	66,138
#	Bright Smart Securities & Commodities Group, Ltd.	6,758,000	1,117,468
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	1,729,337
*	Brockman Mining, Ltd.	19,714,814	308,794
	Build King Holdings, Ltd.	440,000	50,492
*	Burwill Holdings, Ltd.	37,300,960	337,977
	Cafe de Coral Holdings, Ltd.	3,476,000	9,484,602
#	Camsing International Holding, Ltd.	3,238,000	479,339
	Century City International Holdings, Ltd.	7,111,460	516,444

118

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	CGN Mining Co., Ltd.	5,195,000	$195,172
	Chen Hsong Holdings	1,296,000	443,071
	Cheuk Nang Holdings, Ltd.	693,120	337,245
	Chevalier International Holdings, Ltd.	820,989	1,163,033
*	China Baoli Technologies Holdings, Ltd.	1,147,500	14,498
*	China Best Group Holding, Ltd.	4,250,000	107,104
	China Cloud Copper Co., Ltd.	665,200	11,483
*	China Display Optoelectronics Technology Holdings, Ltd.	6,752,000	480,446
*	China Energy Development Holdings, Ltd.	61,178,000	1,479,540
#*	China Ludao Technology Co., Ltd.	580,000	68,826
	China Motor Bus Co., Ltd.	65,400	850,922
	China New Higher Education Group, Ltd.	619,000	251,137
#*	China Shandong Hi-Speed Financial Group, Ltd.	12,624,000	375,214
*	China Solar Energy Holdings, Ltd.	1,669,500	7,191
#	China Star Entertainment, Ltd.	11,710,000	1,251,917
#*	China Strategic Holdings, Ltd.	80,821,250	370,773
*	China Tonghai International Financial, Ltd.	1,300,000	74,491
	Chinese Estates Holdings, Ltd.	3,333,500	2,422,108
*	Chinlink International Holdings, Ltd.	944,800	107,089
	Chinney Investments, Ltd.	1,180,000	354,210
	Chong Hing Bank, Ltd.	219,000	376,784
	Chow Sang Sang Holdings International, Ltd.	2,579,000	3,009,546
	Chuang's China Investments, Ltd.	8,811,407	533,173
	Chuang's Consortium International, Ltd.	7,519,043	1,466,146
	CITIC Telecom International Holdings, Ltd.	14,540,125	5,519,152
#	CK Life Sciences Intl Holdings, Inc.	23,922,000	1,081,479
	CNQC International Holdings, Ltd.	4,920,000	741,023
	CNT Group, Ltd.	8,303,264	412,659
*	Common Splendor International Health Industry Group, Ltd.	6,328,000	451,844
	Convenience Retail Asia, Ltd.	250,000	120,226
#*	Convoy Global Holdings, Ltd.	38,622,000	154,272
#*	Cosmopolitan International Holdings, Ltd.	5,084,000	700,841
#	Cowell e Holdings, Inc.	5,499,000	859,311
	Crocodile Garments	2,196,000	151,519
	Cross-Harbour Holdings, Ltd. (The)	1,589,645	2,369,845
	CSI Properties, Ltd.	47,776,383	1,704,657
*	CST Group, Ltd.	144,064,000	458,761
*	CW Group Holdings, Ltd.	1,361,500	7,523
	Dah Sing Banking Group, Ltd.	4,102,716	5,303,970
	Dah Sing Financial Holdings, Ltd.	1,766,144	6,571,947
	Dickson Concepts International, Ltd.	1,581,000	770,249
*	Digital Domain Holdings, Ltd.	3,450,000	38,637
#*	Dingyi Group Investment, Ltd.	6,285,000	183,533
#	Dynamic Holdings, Ltd.	70,000	99,760
	Eagle Nice International Holdings, Ltd.	2,252,000	889,766
	EcoGreen International Group, Ltd.	1,994,640	361,086
*	eForce Holdings, Ltd.	8,784,000	148,001
	Emperor Capital Group, Ltd.	32,721,000	924,884
	Emperor Entertainment Hotel, Ltd.	5,165,000	1,053,312
#	Emperor International Holdings, Ltd.	10,372,753	2,312,438
	Emperor Watch & Jewellery, Ltd.	35,970,000	778,767
*	Energy International Investments Holdings, Ltd.	1,960,000	45,787
*	ENM Holdings, Ltd.	16,812,000	1,670,146
#*	EPI Holdings, Ltd.	1,005,000	13,179
#*	Esprit Holdings, Ltd.	18,240,650	3,487,248
*	Eternity Investment, Ltd.	820,000	16,370
	Ezcom Holdings, Ltd.	72,576	0
	Fairwood Holdings, Ltd.	953,600	2,511,120
	Far East Consortium International, Ltd.	10,979,130	4,644,234

119

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
*	Far East Holdings International, Ltd.	1,911,000	$47,167
#*	FIH Mobile, Ltd.	35,087,000	4,996,571
	First Pacific Co., Ltd.	16,084,000	6,153,142
*	First Shanghai Investments, Ltd.	7,496,000	357,482
	Fountain SET Holdings, Ltd.	6,836,000	1,098,689
	Four Seas Mercantile Holdings, Ltd.	610,000	238,664
*	Freeman Fintech Corp, Ltd.	17,658,000	339,529
	Genting Hong Kong, Ltd.	483,000	52,893
	Get Nice Financial Group, Ltd.	2,438,600	242,238
	Get Nice Holdings, Ltd.	57,756,000	1,730,111
	Giordano International, Ltd.	13,514,000	4,289,898
#	Global Brands Group Holding, Ltd.	7,256,599	499,514
	Glorious Sun Enterprises, Ltd.	4,616,000	488,520
*	Glory Sun Land Group, Ltd.	3,081,000	334,210
	Gold Peak Industries Holdings, Ltd.	3,029,642	301,531
	Golden Resources Development International, Ltd.	3,926,500	295,050
#*	Gold-Finance Holdings, Ltd.	9,580,000	66,019
*	Good Resources Holdings, Ltd.	9,720,000	154,428
*	Goodbaby International Holdings, Ltd.	7,261,000	1,056,999
*	GR Properties, Ltd.	2,890,000	483,429
	Great Eagle Holdings, Ltd.	909,349	3,072,732
#*	Great Harvest Maeta Group Holdings, Ltd.	1,687,500	320,748
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,788
*	Greentech Technology International, Ltd.	6,240,000	43,737
*	G-Resources Group, Ltd.	245,577,600	1,533,334
	Guangnan Holdings, Ltd.	2,363,600	247,427
#	Guotai Junan International Holdings, Ltd.	36,748,797	6,170,376
#	Haitong International Securities Group, Ltd.	23,025,400	6,676,192
	Hang Lung Group, Ltd.	1,292,000	3,235,987
	Hanison Construction Holdings, Ltd.	2,693,649	384,938
*	Hao Tian Development Group, Ltd.	19,412,400	517,442
#	Harbour Centre Development, Ltd.	935,500	1,513,052
	HKBN, Ltd.	5,339,000	9,528,487
*	HKBridge Financial Holdings, Ltd.	103,000	5,188
#	HKR International, Ltd.	7,133,369	2,964,110
	Hon Kwok Land Investment Co., Ltd.	388,800	162,643
*	Hong Kong Education International Investments, Ltd.	92,000	9,366
#	Hong Kong Ferry Holdings Co., Ltd.	939,300	854,386
#*	Hong Kong Finance Investment Holding Group, Ltd.	8,974,000	961,612
	Hong Kong Shanghai Alliance Holdings, Ltd.	398,002	25,251
#*	Hong Kong Television Network, Ltd.	1,650,751	619,990
	Hongkong & Shanghai Hotels, Ltd. (The)	3,679,845	4,143,630
	Hongkong Chinese, Ltd.	5,038,000	577,896
	Honma Golf, Ltd.	1,126,500	1,012,651
	Hop Hing Group Holdings, Ltd.	13,596,000	183,806
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	457,531
	Hung Hing Printing Group, Ltd.	3,040,000	391,246
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,724,000	2,663,477
	Hysan Development Co., Ltd.	401,000	1,580,439
#*	I-CABLE Communications, Ltd.	4,080,000	36,385
	IGG, Inc.	12,055,000	7,877,782
*	Imagi International Holdings, Ltd.	2,388,984	390,094
	International Housewares Retail Co., Ltd.	2,091,000	487,743
*	IPE Group, Ltd.	3,345,000	330,340
*	IRC, Ltd.	36,632,266	544,214
	IT, Ltd.	5,248,532	1,404,070
#	ITC Properties Group, Ltd.	6,476,100	1,213,261
#	Jacobson Pharma Corp., Ltd.	3,092,000	464,823
	Johnson Electric Holdings, Ltd.	2,830,992	5,169,653

120

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Kader Holdings Co., Ltd.	788,000	$88,214
	Kam Hing International Holdings, Ltd.	1,830,000	118,730
	Karrie International Holdings, Ltd.	2,352,000	332,428
	Keck Seng Investments	912,600	514,735
	Kerry Logistics Network, Ltd.	3,723,500	5,941,005
	Kingmaker Footwear Holdings, Ltd.	2,436,955	332,134
	Kowloon Development Co., Ltd.	3,062,000	3,857,716
*	Kwan On Holdings, Ltd.	2,340,000	131,411
	Kwoon Chung Bus Holdings, Ltd.	44,000	17,786
#	Lai Sun Development Co., Ltd.	2,049,008	2,452,763
	Lai Sun Garment International, Ltd.	677,602	726,685
	Lam Soon Hong Kong, Ltd.	317,310	566,827
*	Landing International Development, Ltd.	5,622,400	637,176
	Landsea Green Group Co., Ltd.	3,016,000	326,876
	Langham Hospitality Investments and Langham Hospitality Investments,
	Ltd.	1,993,500	564,365
#*	Lerthai Group, Ltd.	40,000	17,596
#*	Leyou Technologies Holdings, Ltd.	1,930,000	638,672
	Li & Fung, Ltd.	23,678,000	2,589,443
	Lifestyle International Holdings, Ltd.	3,764,500	3,962,580
	Lippo China Resources, Ltd.	21,162,000	474,771
	Lippo, Ltd.	1,161,700	386,792
	Liu Chong Hing Investment, Ltd.	1,451,200	1,989,961
	L'Occitane International SA	2,326,250	5,237,064
#	Luk Fook Holdings International, Ltd.	3,963,000	10,526,170
	Luks Group Vietnam Holdings Co., Ltd.	514,913	112,717
	Lung Kee Bermuda Holdings	1,577,875	522,959
*	Macau Legend Development, Ltd.	20,001,000	2,192,678
	Magnificent Hotel Investment, Ltd.	13,170,000	285,616
*	Magnus Concordia Group, Ltd.	8,740,000	131,489
#	Man Wah Holdings, Ltd.	17,293,600	11,778,606
#	Mason Group Holdings, Ltd.	107,693,399	1,084,431
	Master Glory Group, Ltd.	972,981	32,284
	Matrix Holdings, Ltd.	1,067,414	459,888
*	Maxnerva Technology Services, Ltd.	982,000	62,703
	Melbourne Enterprises, Ltd.	39,500	1,033,348
	Melco International Development, Ltd.	1,416,000	3,752,889
*	Midland Holdings, Ltd.	3,801,897	590,393
	Ming Fai International Holdings, Ltd.	2,148,000	227,337
	Miramar Hotel & Investment	1,138,000	2,229,907
	Modern Dental Group, Ltd.	2,733,000	602,383
#	Mongolian Mining Corp.	2,342,650	217,585
	Nameson Holdings, Ltd.	7,900,000	612,955
	Nanyang Holdings, Ltd.	133,500	889,639
	National Electronics Hldgs	2,668,600	400,403
*	National United Resources Holdings, Ltd.	18,280,000	62,053
*	Neo-Neon Holdings, Ltd.	2,625,500	180,744
	New Century Group Hong Kong, Ltd.	13,351,464	212,703
#*	NewOcean Energy Holdings, Ltd.	10,548,000	1,708,273
*	Nimble Holdings Co., Ltd.	912,000	83,585
	NOVA Group Holdings, Ltd.	660,000	159,073
#	OP Financial, Ltd.	8,336,000	1,690,249
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	309,706	12,018
	Oriental Watch Holdings	3,702,800	849,788
#	Oshidori International Holdings, Ltd.	18,446,400	2,230,852
	Pacific Andes International Holdings, Ltd.	19,435,067	67,959
#	Pacific Basin Shipping, Ltd.	34,024,000	7,877,822
	Pacific Textiles Holdings, Ltd.	8,706,000	6,332,679
	Pak Fah Yeow International, Ltd.	5,000	1,721

121

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Paliburg Holdings, Ltd.	3,180,830	$1,053,973
#	Paradise Entertainment, Ltd.	3,688,000	413,552
	PC Partner Group, Ltd.	2,406,000	761,457
#	PCCW, Ltd.	4,531,000	2,691,028
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	8,991
	Perfect Shape Medical, Ltd.	3,948,000	1,428,464
#	Pico Far East Holdings, Ltd.	5,924,000	2,020,515
	Playmates Holdings, Ltd.	7,082,000	938,520
*	Playmates Toys, Ltd.	6,288,000	390,758
	Plover Bay Technologies, Ltd.	2,192,000	309,314
#	Pokfulam Development Co., Ltd.	234,000	437,182
	Polytec Asset Holdings, Ltd.	13,613,026	1,683,391
*	PT International Development Co., Ltd.	7,427,150	397,941
	Public Financial Holdings, Ltd.	3,124,000	1,211,088
*	PYI Corp., Ltd.	30,759,973	313,894
	PYXIS Group, Ltd.	1,936,000	0
	Rare Earth Magnesium Technology Group Holdings, Ltd.	11,610,000	473,290
*	Realord Group Holdings, Ltd.	602,000	374,900
	Regal Hotels International Holdings, Ltd.	3,075,800	1,742,223
*	Regent Pacific Group, Ltd.	9,510,000	164,312
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,539,254
#	Sa Sa International Holdings, Ltd.	15,292,747	3,660,810
	Safety Godown Co., Ltd.	400,000	648,026
	Samsonite International SA	3,352,200	6,825,621
	SAS Dragon Holdings, Ltd.	2,182,000	687,056
#	SEA Holdings, Ltd.	1,683,523	1,724,165
#	Shangri-La Asia, Ltd.	1,024,000	1,051,046
	Shenwan Hongyuan HK, Ltd.	4,506,250	664,860
	Shun Ho Property Investments, Ltd.	1,254,757	385,570
	Shun Tak Holdings, Ltd.	13,453,419	5,515,784
*	Silver Base Group Holdings, Ltd.	962,515	21,195
*	Sincere Watch Hong Kong, Ltd.	4,450,000	83,468
	Sing Pao Media Enterprises	250,511	0
	Sing Tao News Corp., Ltd.	1,974,000	307,776
	Singamas Container Holdings, Ltd.	13,214,000	1,483,423
	SIS International Holdings	34,000	14,704
	SITC International Holdings Co., Ltd.	5,541,000	6,101,185
#	Sitoy Group Holdings, Ltd.	2,487,000	401,796
	SmarTone Telecommunications Holdings, Ltd.	4,244,481	3,683,854
*	SOCAM Development, Ltd.	1,448,170	456,869
*	Solomon Systech International, Ltd.	11,998,000	244,782
	Soundwill Holdings, Ltd.	672,000	826,434
*	South China Holdings Co., Ltd.	17,774,503	390,824
	Stella International Holdings, Ltd.	2,499,500	4,187,312
*	Success Universe Group, Ltd.	6,716,000	205,835
# *	Summit Ascent Holdings, Ltd.	8,202,000	1,274,186
	Sun Hing Vision Group Holdings, Ltd.	358,000	105,042
	Sun Hung Kai & Co., Ltd.	5,413,429	2,339,951
	SUNeVision Holdings, Ltd.	2,065,000	1,529,717
*	Synergy Group Holdings International, Ltd.	652,000	32,513
	TAI Cheung Holdings, Ltd.	2,273,000	1,825,583
	Tai Sang Land Development, Ltd.	798,910	466,697
#	Tai United Holdings, Ltd.	670,000	16,749
*	Talent Property Group, Ltd.	12,090,000	50,172
#	Tan Chong International, Ltd.	1,176,000	316,569
#	Tao Heung Holdings, Ltd.	1,784,000	291,032
#	Television Broadcasts, Ltd.	2,967,600	4,894,988
*	Termbray Industries International Holdings, Ltd.	1,422,900	70,854

122

The Asia Pacific Small Company Series
continued

		Shares	Value»
HONG KONG — (Continued)
	Tern Properties Co., Ltd.	7,200	$3,790
	Texwinca Holdings, Ltd.	7,392,000	1,677,166
*	Theme International Holdings, Ltd.	5,990,000	90,200
	Tian Teck Land, Ltd.	1,024,000	954,154
	TK Group Holdings, Ltd.	1,426,000	671,219
#*	TOM Group, Ltd.	1,146,000	181,913
#	Town Health International Medical Group, Ltd.	5,606,115	492,219
	Tradelink Electronic Commerce, Ltd.	6,090,000	893,475
	Transport International Holdings, Ltd.	1,510,264	3,987,230
#*	Trinity, Ltd.	8,046,000	245,927
	Tsui Wah Holdings, Ltd.	4,630,000	280,201
	Union Medical Healthcare, Ltd.	1,884,097	1,392,525
#	United Laboratories International Holdings, Ltd. (The)	7,578,000	4,350,737
*	Universal Technologies Holdings, Ltd.	1,730,000	40,083
*	Up Energy Development Group, Ltd.	3,929,000	12,134
*	Value Convergence Holdings, Ltd.	8,372,000	501,528
#	Value Partners Group, Ltd.	5,534,000	2,913,217
	Vanke Property Overseas, Ltd.	49,000	27,165
	Vantage International Holdings, Ltd.	3,160,000	247,805
	Vedan International Holdings, Ltd.	3,576,000	356,412
	Victory City International Holdings, Ltd.	5,630,349	258,110
	Vitasoy International Holdings, Ltd.	205,000	833,593
#	VPower Group International Holdings, Ltd.	1,330,000	408,893
	VSTECS Holdings, Ltd.	7,319,600	3,730,135
	VTech Holdings, Ltd.	1,359,100	11,916,338
	Wai Kee Holdings, Ltd.	7,126,738	4,340,714
	Wang On Group, Ltd.	40,100,000	429,241
#*	We Solutions, Ltd.	8,436,000	510,325
	Win Hanverky Holdings, Ltd.	3,310,000	232,130
	Winfull Group Holdings, Ltd.	6,520,000	63,991
	Wing On Co. International, Ltd.	759,000	2,196,380
	Wing Tai Properties, Ltd.	2,165,331	1,352,165
	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	128,956
	Xinyi Glass Holdings, Ltd.	4,854,000	5,457,541
	YGM Trading, Ltd.	447,000	314,815
#	YT Realty Group, Ltd.	3,450,008	981,890
	YTO Express Holdings, Ltd.	144,000	30,273
	Yue Yuen Industrial Holdings, Ltd.	521,500	1,469,685
#*	Yunfeng Financial Group, Ltd.	280,000	124,114
	Zhaobangji Properties Holdings, Ltd.	480,000	102,910
TOTAL HONG KONG			406,160,699

NEW ZEALAND — (6.3%)
	Abano Healthcare Group, Ltd.	68,156	203,666
	Air New Zealand, Ltd.	98,269	177,902
	Arvida Group, Ltd.	665,672	644,109
	Briscoe Group, Ltd.	5,431	12,704
*	CBL Corp., Ltd.	47,180	17,980
	Chorus, Ltd.	3,243,921	11,029,769
	Colonial Motor Co., Ltd. (The)	144,588	833,774
	Comvita, Ltd.	31,904	61,430
	EBOS Group, Ltd.	299,341	4,727,915
	Freightways, Ltd.	1,010,276	4,984,280
	Genesis Energy, Ltd.	2,048,768	4,303,966
#	Gentrack Group, Ltd.	71,302	233,098
	Hallenstein Glasson Holdings, Ltd.	321,607	1,274,638
	Heartland Group Holdings, Ltd.	1,845,548	1,938,173
	Infratil, Ltd.	4,611,834	14,572,102
	Investore Property, Ltd.	345,645	427,615
123

The Asia Pacific Small Company Series
continued

		Shares	Value»
NEW ZEALAND — (Continued)
	Kathmandu Holdings, Ltd.	1,082,838	$2,177,789
	Mainfreight, Ltd.	402,884	10,378,721
	Metlifecare, Ltd.	996,780	3,079,410
*	Metro Performance Glass, Ltd.	76,447	16,195
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	654,483
	NEW Zealand King Salmon Investments, Ltd.	51,906	76,012
	New Zealand Refining Co., Ltd. (The)	937,527	1,231,207
	NZME, Ltd.	16,366	4,083
#	NZME, Ltd.	945,851	241,521
	NZX, Ltd.	1,342,292	1,109,858
	Oceania Healthcare, Ltd.	617,287	407,599
*	Pacific Edge, Ltd.	442,720	55,602
	PGG Wrightson, Ltd.	113,002	178,108
	Port of Tauranga, Ltd.	451,094	1,933,365
*	Pushpay Holdings, Ltd.	811,987	1,635,258
*	Restaurant Brands New Zealand, Ltd.	166,935	1,275,144
	Richina Pacific Ltd.	274,180	0
	Sanford, Ltd.	399,789	1,819,764
	Scales Corp., Ltd.	418,225	1,400,871
	Scott Technology, Ltd.	46,619	70,849
*	Serko, Ltd.	42,804	128,921
#	Skellerup Holdings, Ltd.	820,132	1,208,507
	SKY Network Television, Ltd.	704,517	407,152
	SKYCITY Entertainment Group, Ltd.	4,793,322	12,008,879
#	Steel & Tube Holdings, Ltd.	550,416	317,468
	Summerset Group Holdings, Ltd.	1,346,152	5,673,213
*	Synlait Milk, Ltd.	363,392	2,188,934
	Tourism Holdings, Ltd.	685,560	1,559,301
*	TOWER, Ltd.	2,581,956	1,126,097
#	Trustpower, Ltd.	252,846	1,368,539
	Turners Automotive Group, Ltd.	39,994	64,858
	Vector, Ltd.	554,550	1,264,531
	Vista Group International, Ltd.	318,371	795,597
	Warehouse Group, Ltd. (The)	353,864	603,677
	Z Energy, Ltd.	1,334,648	4,583,136
TOTAL NEW ZEALAND			106,487,770

SINGAPORE — (13.6%)
*	Abterra, Ltd.	230,320	1,236
	Accordia Golf Trust	5,200,000	2,196,552
	AEM Holdings, Ltd.	2,846,000	3,126,617
	Amara Holdings, Ltd.	974,800	322,695
#	Ascendas India Trust	5,382,600	6,444,263
	Avarga, Ltd.	3,076,900	384,046
	Baker Technology, Ltd.	247,280	66,236
#	Banyan Tree Holdings, Ltd.	1,214,100	396,919
#	Best World International, Ltd.	2,911,550	2,163,679
#	Bonvests Holdings, Ltd.	950,000	817,578
#	Boustead Singapore, Ltd.	2,320,982	1,328,962
#	BreadTalk Group, Ltd.	2,193,600	861,763
#	Bukit Sembawang Estates, Ltd.	1,226,003	4,376,345
#	Bund Center Investment, Ltd.	659,825	271,166
#	Centurion Corp., Ltd.	1,405,100	443,741
#	China Aviation Oil Singapore Corp., Ltd.	2,825,899	2,530,686
#	China Sunsine Chemical Holdings, Ltd.	2,052,100	1,716,567
#	Chip Eng Seng Corp., Ltd.	4,170,900	1,886,346
	Chuan Hup Holdings, Ltd.	3,937,600	765,769
#	CITIC Envirotech, Ltd.	4,140,800	1,048,892
	Civmec, Ltd.	162,700	42,968

124

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp., Ltd.	436,800	$737,616
#*	COSCO Shipping International Singapore Co., Ltd.	8,909,700	1,894,977
#*	Creative Technology, Ltd.	444,950	1,014,937
#	CSE Global, Ltd.	4,237,900	1,635,422
	Del Monte Pacific, Ltd.	2,449,764	235,643
	Delfi, Ltd.	788,500	574,662
	DMX Technologies Group, Ltd.	2,096,000	0
	Duty Free International, Ltd.	720,700	83,331
*	Dyna-Mac Holdings, Ltd.	1,833,000	124,851
	Elec & Eltek International Co., Ltd.	184,100	276,262
#*	Ezion Holdings, Ltd.	37,245,878	440,780
#*	Ezra Holdings, Ltd.	12,568,855	95,445
	Far East Orchard, Ltd.	1,236,903	1,062,830
#	First Resources, Ltd.	5,677,400	6,375,193
	First Sponsor Group, Ltd.	484,728	463,018
#	Food Empire Holdings, Ltd.	1,484,200	588,812
#	Fragrance Group, Ltd.	6,077,000	562,361
	Fraser and Neave, Ltd.	102,300	128,573
	Frasers Property, Ltd.	158,200	213,995
#	Frencken Group, Ltd.	2,536,200	1,282,835
#	Fu Yu Corp., Ltd.	3,717,300	613,947
*	Gallant Venture, Ltd.	5,118,600	436,348
#	Geo Energy Resources, Ltd.	3,932,300	418,877
#	GK Goh Holdings, Ltd.	1,484,065	888,891
#	GL, Ltd.	3,624,400	2,105,709
#	Golden Agri-Resources, Ltd.	32,687,400	4,906,414
#	Golden Energy & Resources, Ltd.	603,700	73,157
	GP Industries, Ltd.	2,540,709	1,086,853
	GuocoLand, Ltd.	1,888,314	2,786,869
#*	Halcyon Agri Corp., Ltd.	1,760,948	588,318
#	Hanwell Holdings, Ltd.	1,888,219	318,172
	Haw Par Corp., Ltd.	351,700	3,463,104
#	Health Management International, Ltd.	1,950,830	1,039,091
#	Hiap Hoe, Ltd.	498,000	279,949
#	Hi-P International, Ltd.	1,561,200	1,644,501
	Ho Bee Land, Ltd.	1,667,800	2,866,700
	Hong Fok Corp., Ltd.	3,595,394	2,151,887
*	Hong Leong Asia, Ltd.	2,010,000	921,948
#	Hong Leong Finance, Ltd.	974,800	1,883,250
	Hotel Grand Central, Ltd.	1,660,083	1,609,328
#	Hour Glass, Ltd. (The)	1,879,432	1,112,770
	Hutchison Port Holdings Trust	24,100,500	3,733,192
	Hwa Hong Corp., Ltd.	2,123,500	492,054
#*	Hyflux, Ltd.	3,707,700	74,154
#	iFAST Corp., Ltd.	976,200	724,312
	Indofood Agri Resources, Ltd.	3,647,200	858,637
#	Japfa, Ltd.	4,289,300	1,544,255
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	18,539,046	7,295,591
	Koh Brothers Group, Ltd.	1,342,100	197,097
#	KSH Holdings, Ltd.	1,278,300	435,754
#	Lian Beng Group, Ltd.	2,906,700	1,079,826
#	Low Keng Huat Singapore, Ltd.	912,900	278,893
	Lum Chang Holdings, Ltd.	1,102,130	287,439
#	Mandarin Oriental International, Ltd.	1,574,400	2,593,548
	Metro Holdings, Ltd.	3,069,792	2,096,850
	Mewah International, Inc.	89,000	15,518
#*	Midas Holdings, Ltd.	9,643,353	255,181

125

The Asia Pacific Small Company Series
continued

		Shares	Value»
SINGAPORE — (Continued)
*	mm2 Asia, Ltd.	3,521,000	$581,653
	Nera Telecommunications, Ltd.	1,143,400	227,069
	NetLink NBN Trust	7,199,400	4,918,501
	New Toyo International Holdings, Ltd.	491,800	52,901
	NSL, Ltd.	409,900	292,270
#	OUE, Ltd.	2,345,500	2,498,314
#	Oxley Holdings, Ltd.	7,303,479	1,822,308
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	105,758
#	Pan-United Corp., Ltd.	2,435,750	581,535
#	Penguin International, Ltd.	911,632	445,765
	Perennial Real Estate Holdings, Ltd.	167,100	66,904
#	Q&M Dental Group Singapore, Ltd.	2,356,900	901,100
	QAF, Ltd.	1,669,280	912,989
#*	Raffles Education Corp., Ltd.	5,429,723	318,791
#	Raffles Medical Group, Ltd.	7,919,795	5,879,900
#	Riverstone Holdings, Ltd.	1,431,300	1,024,747
#	Roxy-Pacific Holdings, Ltd.	505,740	141,321
	SATS, Ltd.	38,600	143,147
#	SBS Transit, Ltd.	898,200	2,672,907
#	Sembcorp Industries, Ltd.	6,073,600	10,196,907
#*	Sembcorp Marine, Ltd.	1,925,500	1,934,862
	Sheng Siong Group, Ltd.	5,894,100	5,066,309
*	SHS Holdings, Ltd.	2,175,300	273,618
	SIA Engineering Co., Ltd.	1,937,600	3,799,025
#	SIIC Environment Holdings, Ltd.	5,707,420	946,216
#	Sinarmas Land, Ltd.	7,016,600	1,158,867
#	Sing Holdings, Ltd.	1,668,000	471,661
#	Sing Investments & Finance, Ltd.	350,675	365,466
#	Singapore Post, Ltd.	12,563,600	8,858,074
#	Singapore Press Holdings, Ltd.	6,521,000	10,612,235
	Singapore Reinsurance Corp., Ltd.	1,514,530	317,030
	Singapore Shipping Corp., Ltd.	1,640,700	349,294
	Stamford Land Corp., Ltd.	3,297,700	1,187,422
#	StarHub, Ltd.	6,928,600	6,620,639
	Straco Corp., Ltd.	130,000	70,217
#	Sunningdale Tech, Ltd.	1,257,860	1,108,900
*	SunVic Chemical Holdings, Ltd.	526,945	3,215
#*	Swiber Holdings, Ltd.	2,895,250	43,414
#	Thomson Medical Group, Ltd.	4,294,500	182,813
#	Tuan Sing Holdings, Ltd.	5,235,056	1,287,325
#	UMS Holdings, Ltd.	3,740,975	2,204,806
	United Engineers, Ltd.	3,318,328	6,465,963
	United Industrial Corp., Ltd.	87,769	186,988
#	United Overseas Insurance, Ltd.	181,850	945,120
	UOB-Kay Hian Holdings, Ltd.	2,244,810	2,011,894
#	Valuetronics Holdings, Ltd.	3,726,750	1,844,821
	Venture Corp., Ltd.	1,125,100	13,050,734
	Vibrant Group, Ltd.	358,003	33,604
	Vicom, Ltd.	139,900	778,123
	Wee Hur Holdings, Ltd.	2,769,000	426,912
#	Wing Tai Holdings, Ltd.	4,154,567	6,196,002
	Yangzijiang Shipbuilding Holdings Ltd.	18,491,700	12,945,807
	Yeo Hiap Seng, Ltd.	223,731	146,222
#*	Yongnam Holdings, Ltd.	2,817,300	313,052
	Zhongmin Baihui Retail Group, Ltd.	26,900	11,864
TOTAL SINGAPORE			228,146,254

TOTAL COMMON STOCKS			1,631,313,360

126

The Asia Pacific Small Company Series
continued

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Altura Mining, Ltd. Rights 11/15/19	156,232	$0
* Clean Seas Seafood Ltd. Rights 11/11/19	14,621	0
* Karoon Energy, Ltd. Rights 11/19/19	1,079,536	0
* Wagners Holdings Co., Ltd. Rights 11/15/19	14,391	2,976
TOTAL AUSTRALIA		2,976

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
* First Sponsor Group, Ltd. Warrants 05/30/24	48,473	0
TOTAL SINGAPORE		0

TOTAL RIGHTS/WARRANTS		2,976

TOTAL INVESTMENT SECURITIES
(Cost $1,736,491,472)		1,631,316,336

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ DFA Short Term Investment Fund	4,221,581	48,847,919
TOTAL INVESTMENTS — (100.0%)
(Cost $1,785,334,426)		$1,680,164,255

SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,275	$889,202,347	—	$889,641,622
China	—	877,015	—	877,015
Hong Kong	460,908	405,699,791	—	406,160,699
New Zealand	—	106,487,770	—	106,487,770
Singapore	11,864	228,134,390	—	228,146,254
Rights/Warrants
Australia	—	2,976	—	2,976
Securities Lending Collateral	—	48,847,919	—	48,847,919
TOTAL	$912,047	$1,679,252,208	—	$1,680,164,255

See accompanying Notes to Financial Statements.

127

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (4.7%)
	4imprint Group P.L.C.	141,409	$5,441,622
	Ascential P.L.C.	552,285	2,502,419
	Auto Trader Group P.L.C.	841,345	6,130,283
	Bloomsbury Publishing P.L.C.	211,097	682,658
	Centaur Media P.L.C.	537,905	225,667
	Cineworld Group P.L.C.	2,546,139	7,336,874
	Daily Mail & General Trust P.L.C., Class A	1,014,493	11,552,361
	Entertainment One, Ltd.	2,630,507	18,997,490
	Euromoney Institutional Investor P.L.C.	676,549	12,366,205
*	Frontier Developments PLC	7,940	112,366
	Future P.L.C.	58,536	1,148,623
	Gamma Communications P.L.C.	33,412	515,640
	Huntsworth P.L.C.	1,144,773	1,332,279
	Hyve Group P.L.C.	4,389,055	4,431,753
	Inmarsat P.L.C.	2,400,987	17,128,455
	Kin & Carta P.L.C.	850,242	1,047,604
	Reach P.L.C.	1,696,354	2,165,922
	Rightmove P.L.C.	808,813	6,278,156
	STV Group P.L.C.	4,868	24,861
	TalkTalk Telecom Group P.L.C.	3,989,703	5,786,266
TOTAL COMMUNICATION SERVICES			105,207,504

CONSUMER DISCRETIONARY — (21.6%)
	888 Holdings P.L.C.	1,710,669	3,979,919
	AA P.L.C.	3,904,659	2,226,533
#*	ASOS P.L.C.	209,420	9,626,825
	B&M European Value Retail SA	5,453,680	26,163,411
	BCA Marketplace P.L.C.	2,529,197	7,732,609
	Bellway P.L.C.	785,920	32,167,252
*	Boohoo Group P.L.C.	4,528,022	15,478,500
	Bovis Homes Group P.L.C.	1,284,142	19,457,559
	Card Factory P.L.C.	1,393,096	3,056,715
*	Carpetright P.L.C.	406,341	24,622
	Coats Group PLC	800,742	739,092
*	Connect Group P.L.C.	426,960	168,774
	Countryside Properties P.L.C.	2,643,763	12,100,338
	Crest Nicholson Holdings P.L.C.	1,622,001	8,173,228
#	Debenhams P.L.C.	6,862,458	0
	DFS Furniture P.L.C.	1,137,917	3,446,537
	Dignity P.L.C.	197,940	1,416,536
	Dixons Carphone P.L.C.	3,819,612	6,495,496
	Domino's Pizza Group P.L.C.	3,791,459	14,049,819
	Dunelm Group P.L.C.	757,667	7,758,690
*	EI Group P.L.C.	3,907,228	14,269,820
	Findel P.L.C.	246,067	614,767
	Fuller Smith & Turner P.L.C., Class A	141,619	1,911,177
	Games Workshop Group P.L.C.	225,279	13,044,531
*	Gamesys Group P.L.C.	410,917	4,306,065
	GoCo Group P.L.C.	1,997,435	2,505,852
	Greggs P.L.C.	734,900	16,903,572
	GVC Holdings P.L.C.	957,913	11,051,197
	Gym Group P.L.C. (The)	753,396	2,550,606
	Halfords Group P.L.C.	872,874	1,791,546
	Headlam Group P.L.C.	480,270	2,997,489
	Henry Boot P.L.C.	504,773	1,639,421

128

The United Kingdom Small Company Series
continued

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hollywood Bowl Group P.L.C.	190,749	$588,107
	Hostelworld Group P.L.C.	238,318	360,580
	Inchcape P.L.C.	2,923,312	24,440,490
	J D Wetherspoon P.L.C.	522,819	9,903,123
	JD Sports Fashion P.L.C.	1,736,308	17,271,954
	Joules Group P.L.C.	3,586	12,880
	Lookers P.L.C.	1,263,921	812,713
	Marks & Spencer Group P.L.C.	428,406	1,009,235
	Marston's P.L.C.	4,827,070	7,713,531
	McCarthy & Stone P.L.C.	2,544,695	4,819,768
	Merlin Entertainments P.L.C.	4,495,638	26,485,860
*	Mitchells & Butlers P.L.C.	1,648,281	9,093,319
	MJ Gleeson P.L.C.	214,478	2,225,173
	Moneysupermarket.com Group P.L.C.	3,912,801	17,410,624
*	Mothercare P.L.C.	495,275	71,885
#	Motorpoint group P.L.C.	48,046	152,753
	N Brown Group P.L.C.	1,162,453	1,879,717
	On the Beach Group P.L.C.	791,071	4,600,694
	Pendragon P.L.C.	5,047,329	942,625
	Pets at Home Group P.L.C.	3,004,957	8,003,463
	Photo-Me International P.L.C.	1,603,784	1,906,015
	Playtech P.L.C.	1,925,961	9,802,864
	PPHE Hotel Group, Ltd.	2,822	67,403
	Rank Group P.L.C.	893,694	2,823,225
	Redrow P.L.C.	1,792,774	13,976,154
	Restaurant Group P.L.C. (The)	2,722,780	4,794,565
	Revolution Bars Group P.L.C.	17,764	15,098
*	Sportech P.L.C.	408,363	171,946
*	Sports Direct International P.L.C.	1,524,618	6,100,635
	SSP Group P.L.C.	3,025,801	24,951,150
	Superdry P.L.C.	204,054	1,083,527
	Ted Baker P.L.C.	144,728	762,322
#	Thomas Cook Group P.L.C.	6,366,734	0
	Topps Tiles P.L.C.	777,729	759,008
	Vertu Motors P.L.C.	477,512	255,360
	Vitec Group P.L.C. (The)	204,113	3,318,979
	WH Smith P.L.C.	741,725	21,018,611
	William Hill P.L.C.	3,784,314	9,688,513
TOTAL CONSUMER DISCRETIONARY			487,142,367

CONSUMER STAPLES — (5.2%)
	A.G. Barr P.L.C.	736,792	5,297,734
	Anglo-Eastern Plantations P.L.C.	109,840	654,938
	Britvic P.L.C.	1,845,637	23,586,871
	Carr's Group P.L.C.	349,511	634,409
	Cranswick P.L.C.	374,923	15,072,368
	Devro P.L.C.	1,068,398	2,219,230
	Fevertree Drinks P.L.C.	631,057	15,205,992
	Greencore Group P.L.C.	3,639,673	10,942,715
	Hilton Food Group P.L.C.	250,502	3,307,563
	McBride P.L.C.	566,412	521,691
	McColl's Retail Group P.L.C.	60,390	35,708
#	Naked Wines P.L.C.	221,368	737,571
	Nichols P.L.C.	2,884	56,066
*	Premier Foods P.L.C.	2,584,290	1,082,290
	PZ Cussons P.L.C.	1,779,842	4,645,406
*	REA Holdings P.L.C.	50,639	111,928
	Stock Spirits Group P.L.C.	1,122,290	2,975,886

129

The United Kingdom Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Tate & Lyle P.L.C.	3,470,820	$30,273,503
TOTAL CONSUMER STAPLES			117,361,869

ENERGY — (3.8%)
#	Afren P.L.C.	5,446,344	0
*	Amerisur Resources P.L.C.	1,006,443	249,511
	Anglo Pacific Group P.L.C.	1,004,327	2,486,950
*	Cairn Energy P.L.C.	3,258,371	7,528,599
	Diversified Gas & Oil P.L.C.	56,189	77,899
*	EnQuest P.L.C.	11,306,645	2,606,589
#	Genel Energy P.L.C.	641,959	1,587,706
	Gulf Keystone Petroleum, Ltd.	1,460,605	3,885,830
*	Gulf Marine Services P.L.C.	125,859	13,479
	Hunting P.L.C.	1,246,189	6,368,385
#*	Hurricane Energy P.L.C.	2,379,211	1,308,801
	John Wood Group P.L.C.	3,647,826	16,016,209
*	Lamprell P.L.C.	1,198,927	686,345
#*	Pantheon Resources P.L.C.	379,233	79,786
	Petrofac, Ltd.	1,771,577	8,841,700
	Pharos Energy P.L.C.	1,412,115	1,068,075
*	Premier Oil P.L.C.	5,901,446	6,341,231
*	Rockhopper Exploration P.L.C.	351,659	79,867
*	Savannah Petroleum P.L.C.	28,000	8,572
*	Serica Energy P.L.C.	3,327	5,779
	Tullow Oil P.L.C.	9,865,717	26,364,357
TOTAL ENERGY			85,605,670

FINANCIALS — (13.6%)
#	Arrow Global Group P.L.C.	1,085,860	3,342,094
	Ashmore Group P.L.C.	2,047,403	12,349,257
	Bank of Georgia Group P.L.C.	227,416	3,838,363
	Beazley P.L.C.	2,966,841	22,548,944
	Brewin Dolphin Holdings P.L.C.	2,061,688	8,887,682
	Burford Capital, Ltd.	563,216	6,412,307
	Charles Stanley Group P.L.C.	122,025	422,536
	Charles Taylor P.L.C.	235,351	974,725
	Chesnara P.L.C.	790,923	2,659,358
	City of London Investment Group P.L.C.	5,500	30,339
	Close Brothers Group P.L.C.	1,042,864	18,699,833
	CMC Markets P.L.C.	707,163	1,190,873
*	Georgia Capital P.L.C.	72,415	913,620
	Hansard Global P.L.C.	16,468	8,445
	Hastings Group Holdings P.L.C.	2,138,646	5,036,899
	Hiscox, Ltd.	588,685	11,368,042
	IG Group Holdings P.L.C.	2,610,897	21,480,945
	Intermediate Capital Group P.L.C.	1,866,605	35,924,136
	International Personal Finance P.L.C.	850,221	1,463,786
*	IP Group P.L.C.	3,314,400	2,406,348
	Jupiter Fund Management P.L.C.	2,909,220	12,916,407
*	Just Group P.L.C.	4,666,764	3,680,604
	Lancashire Holdings, Ltd.	1,487,212	13,733,247
	Liontrust Asset Management P.L.C.	20,793	219,771
	Man Group P.L.C.	11,167,689	20,785,020
#*	Metro Bank P.L.C.	97,643	256,839
	Non-Standard Finance P.L.C.	215,168	99,888
	Numis Corp. P.L.C.	237,318	708,654
	OneSavings Bank P.L.C.	1,447,032	6,750,047
	Paragon Banking Group P.L.C.	2,055,529	13,399,315

130

The United Kingdom Small Company Series
continued

		Shares	Value»
FINANCIALS — (Continued)
	Phoenix Group Holdings P.L.C.	1,305,330	$11,923,058
	Plus500, Ltd.	153,058	1,586,839
	Polar Capital Holdings P.L.C.	28,174	183,767
	Provident Financial P.L.C.	1,032,098	5,893,288
	Quilter P.L.C.	9,786,100	17,363,535
	Rathbone Brothers P.L.C.	321,541	8,652,527
	River & Mercantile Group P.L.C.	10,512	33,526
#	S&U P.L.C.	22,618	620,223
	Saga P.L.C.	4,271,090	2,596,999
	Sanne Group P.L.C.	25,819	176,513
	TP ICAP P.L.C.	3,608,881	16,046,822
	Virgin Money UK P.L.C.	5,626,789	10,012,114
	Waterloo Investment Holdings, Ltd.	4,000	120
TOTAL FINANCIALS			307,597,655

HEALTH CARE — (3.1%)
	Advanced Medical Solutions Group PLC	109,204	345,606
#	Alizyme P.L.C.	660,805	0
	Alliance Pharma P.L.C.	1,346,980	1,287,906
	CareTech Holdings P.L.C.	244,788	1,259,219
#*	Circassia Pharmaceuticals P.L.C.	516,889	113,655
*	Clinigen Healthcare, Ltd.	17,229	185,431
	Consort Medical P.L.C.	293,388	2,772,795
	ConvaTec Group P.L.C.	7,978,950	20,384,000
	CVS Group P.L.C.	305,454	3,824,584
	EMIS Group P.L.C.	253,844	3,537,999
	Genus P.L.C.	108,791	4,087,414
	Hikma Pharmaceuticals P.L.C.	78,748	2,050,817
*	Horizon Discovery Group P.L.C.	16,856	35,848
*	Indivior P.L.C.	3,065,440	1,552,892
	Integrated Diagnostics Holdings P.L.C.	330,094	1,560,801
#	Mediclinic International P.L.C.	2,261,693	10,725,355
*	Oxford Biomedica PLC	62,738	452,612
	Spire Healthcare Group P.L.C.	1,257,374	1,903,132
	UDG Healthcare P.L.C.	1,023,880	10,263,640
	Vectura Group P.L.C.	3,857,232	4,407,548
TOTAL HEALTH CARE			70,751,254

INDUSTRIALS — (28.7%)
	Aggreko P.L.C.	1,647,699	16,892,274
	Air Partner P.L.C.	253,425	303,017
	Avon Rubber P.L.C.	202,741	4,661,684
	Babcock International Group P.L.C.	3,197,831	22,967,450
	Balfour Beatty P.L.C.	4,259,420	12,412,045
	BBA Aviation P.L.C.	7,301,568	28,725,347
	Biffa P.L.C.	959,336	3,164,127
	Bodycote P.L.C.	1,398,538	12,967,139
	Braemar Shipping Services P.L.C.	144,282	373,155
*	Capita P.L.C.	5,102,462	10,321,391
	Chemring Group P.L.C.	1,773,455	4,613,399
	Clarkson P.L.C.	189,183	6,929,771
	Clipper Logistics P.L.C.	194,719	555,093
	Cobham P.L.C.	16,545,169	33,842,830
	Costain Group P.L.C.	430,652	929,448
	Dart Group P.L.C.	382,912	6,271,798
	De La Rue P.L.C.	453,560	924,040
#*	Dialight P.L.C.	108,089	441,703
	Diploma P.L.C.	793,073	16,418,068

131

The United Kingdom Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	easyJet P.L.C.	9,661	$154,982
*	Firstgroup P.L.C.	8,339,333	13,948,910
	G4S P.L.C.	9,906,519	26,568,687
	Galliford Try P.L.C.	549,039	5,211,079
	Go-Ahead Group P.L.C. (The)	340,040	9,000,235
	Goodwin P.L.C.	383	16,248
	Grafton Group P.L.C.	1,638,906	16,595,963
	Hays P.L.C.	10,246,441	20,852,201
	HomeServe P.L.C.	1,762,201	26,469,025
	Howden Joinery Group P.L.C.	4,476,142	33,500,704
	IMI P.L.C.	1,911,037	24,851,430
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	313,486	7,882,240
	James Halstead P.L.C.	1,873	12,300
	John Laing Group P.L.C.	2,320,645	10,988,873
	John Menzies P.L.C.	480,761	2,533,322
	Johnson Service Group P.L.C.	80,228	184,977
	Keller Group P.L.C.	492,044	3,305,957
#	Kier Group P.L.C.	929,137	1,366,586
	Luceco P.L.C.	155,902	199,691
	Mears Group P.L.C.	763,170	2,516,445
	Meggitt P.L.C.	2,528,732	20,460,802
	Mitie Group P.L.C.	2,403,558	4,923,083
	Morgan Advanced Materials P.L.C.	1,912,614	5,836,551
	Morgan Sindall Group P.L.C.	227,463	3,774,746
	National Express Group P.L.C.	3,061,395	17,712,519
	Norcros P.L.C.	116,690	356,255
	Northgate P.L.C.	1,892,764	8,448,349
	Pagegroup P.L.C.	2,346,683	13,520,983
	PayPoint P.L.C.	425,574	5,044,902
	Polypipe Group P.L.C.	1,512,324	8,869,312
	Porvair P.L.C.	15,572	120,688
	QinetiQ Group P.L.C.	3,964,771	16,162,957
	Redde P.L.C.	289,119	419,701
	Renew Holdings P.L.C.	5,295	26,288
	Renewi P.L.C.	4,633,868	1,775,312
#*	Renold P.L.C.	193,435	57,660
	Ricardo P.L.C.	308,171	2,546,739
	Robert Walters P.L.C.	399,595	2,743,878
	Rotork P.L.C.	5,871,491	22,929,186
	Royal Mail P.L.C.	4,209,687	11,519,595
	RPS Group P.L.C.	916,505	1,672,705
	Senior P.L.C.	3,244,009	7,762,990
*	Serco Group P.L.C.	758,599	1,533,476
	Severfield P.L.C.	1,090,941	1,090,780
	SIG P.L.C.	4,563,465	6,653,116
	Speedy Hire P.L.C.	3,047,280	2,127,201
*	Staffline Group P.L.C.	3,354	4,324
	Stagecoach Group P.L.C.	3,009,333	5,345,995
	SThree P.L.C.	720,673	2,660,664
#	Stobart Group, Ltd.	1,767,874	2,730,622
	T Clarke P.L.C.	147,457	191,363
	Travis Perkins P.L.C.	1,726,015	32,059,239
	Trifast P.L.C.	524,611	1,096,019
	Tyman P.L.C.	873,306	2,400,693
	Ultra Electronics Holdings P.L.C.	646,972	16,341,114
	Vesuvius P.L.C.	1,658,142	8,579,889
*	Volex P.L.C.	307,047	385,744
	Volution Group P.L.C.	347,623	898,810

132

The United Kingdom Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Vp P.L.C.	159,998	$1,777,629
	Weir Group P.L.C (The)	373,145	6,517,733
	Wilmington P.L.C.	334,384	957,336
	Wincanton P.L.C.	617,226	1,999,745
*	Wizz Air Holdings P.L.C.	38,273	1,895,299
	XP Power, Ltd.	100,079	3,416,605
TOTAL INDUSTRIALS			647,222,231

INFORMATION TECHNOLOGY — (6.5%)
	AVEVA Group P.L.C.	114,311	6,193,908
	Computacenter P.L.C.	537,590	9,513,363
	DiscoverIE Group P.L.C.	463,871	2,715,529
	Electrocomponents P.L.C.	3,231,445	28,511,406
	Equiniti Group P.L.C.	2,352,303	6,571,583
	FDM Group Holdings P.L.C.	334,364	3,124,905
	FIRST DERIVATIVES PLC	3,972	117,416
#	iomart Group P.L.C.	145,653	694,980
#*	IQE P.L.C.	333,707	322,621
	Kainos Group P.L.C.	322,838	2,129,750
	Micro Focus International P.L.C.	277,989	3,815,456
	NCC Group P.L.C.	1,614,476	3,922,331
	Oxford Instruments P.L.C.	356,949	6,000,380
	Renishaw P.L.C.	239,862	11,791,054
	RM P.L.C.	336,909	1,266,467
	SDL P.L.C.	477,370	3,267,021
#	Smart Metering Systems P.L.C.	424,453	2,606,681
	Softcat P.L.C.	787,090	9,592,589
	Sophos Group P.L.C.	594,314	4,371,545
	Spectris P.L.C.	827,935	25,667,336
	Spirent Communications P.L.C.	4,124,361	10,615,467
#	Strix Group P.L.C.	181,909	410,118
#*	Telit Communications P.L.C.	82,391	174,655
	TT Electronics P.L.C.	993,507	2,985,797
*	Xaar P.L.C.	165,171	101,541
TOTAL INFORMATION TECHNOLOGY			146,483,899

MATERIALS — (5.5%)
	Barrick Gold Corp.	130,600	2,200,325
*	Carclo P.L.C.	113,594	15,744
	Castings P.L.C.	163,566	798,969
	Centamin P.L.C.	9,300,643	14,068,645
	Central Asia Metals P.L.C.	420,679	1,143,831
	Elementis P.L.C.	3,143,309	6,048,958
	Essentra P.L.C.	1,464,917	7,227,160
	Ferrexpo P.L.C.	2,362,974	3,872,064
	Forterra P.L.C.	1,263,307	4,371,251
*	Gem Diamonds, Ltd.	679,902	550,495
	Highland Gold Mining, Ltd.	1,736,567	4,591,801
	Hill & Smith Holdings P.L.C.	538,705	9,136,816
	Hochschild Mining P.L.C.	1,579,067	4,105,590
	Ibstock P.L.C.	2,816,402	8,800,778
	KAZ Minerals P.L.C.	1,775,954	10,853,407
#	Low & Bonar P.L.C.	2,377,348	438,773
	Marshalls P.L.C.	1,492,403	13,723,316
#*	Petra Diamonds, Ltd.	5,639,982	621,690
*	Petropavlovsk P.L.C.	838,033	109,262
	Rhi Magnesita NV	84,590	3,812,363
#	Scapa Group P.L.C.	215,838	623,982

133

The United Kingdom Small Company Series
continued

	Shares	Value»
MATERIALS — (Continued)
#* Sirius Minerals P.L.C.	1,683,489	$62,713
Synthomer P.L.C.	2,412,584	8,710,275
Victrex P.L.C.	629,414	17,880,697
Zotefoams P.L.C.	93,671	365,315
TOTAL MATERIALS		124,134,220

REAL ESTATE — (4.4%)
Capital & Counties Properties P.L.C.	4,962,871	16,403,005
CLS Holdings P.L.C.	636,982	2,089,174
* Countrywide P.L.C.	1,699,141	96,918
Daejan Holdings P.L.C.	49,680	3,128,122
* Foxtons Group P.L.C.	1,145,927	971,275
Grainger P.L.C.	4,384,967	14,581,496
Harworth Group P.L.C.	30,680	49,248
Helical P.L.C.	705,604	3,577,883
IWG P.L.C.	4,354,218	21,689,498
LSL Property Services P.L.C.	404,839	1,258,428
* Purplebricks Group P.L.C.	65,365	95,624
* Raven Property Group, Ltd.	952,767	501,955
Savills P.L.C.	1,042,497	12,384,802
St. Modwen Properties P.L.C.	2,832,022	16,530,842
U & I Group P.L.C.	480,429	862,396
Urban & Civic P.L.C.	543,320	2,322,401
# Watkin Jones P.L.C.	435,040	1,324,065
TOTAL REAL ESTATE		97,867,132

UNKNOWN G1 — (0.0%)
Industrial and Commercial Holding Group, Ltd.	5,000	0

UTILITIES — (2.1%)
Drax Group P.L.C.	1,698,929	6,531,360
Pennon Group P.L.C.	2,929,675	34,062,254
Telecom Plus P.L.C.	412,883	6,441,298
TOTAL UTILITIES		47,034,912
TOTAL COMMON STOCKS		2,236,408,713

PREFERRED STOCKS — (0.0%)

CONSUMER STAPLES — (0.0%)
Mcbride P.L.C.	10,195,416	13,207
TOTAL INVESTMENT SECURITIES
(Cost $2,084,250,199)		2,236,421,920

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ DFA Short Term Investment Fund	1,625,922	18,813,540
TOTAL INVESTMENTS — (100.0%)
(Cost $2,103,060,882)		$2,255,235,460

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

134

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,207,504	—	$105,207,504
Consumer Discretionary	—	487,142,367	—	487,142,367
Consumer Staples	—	117,361,869	—	117,361,869
Energy	—	85,605,670	—	85,605,670
Financials	—	307,597,655	—	307,597,655
Health Care	—	70,751,254	—	70,751,254
Industrials	—	647,222,231	—	647,222,231
Information Technology	—	146,483,899	—	146,483,899
Materials	—	124,134,220	—	124,134,220
Real Estate	—	97,867,132	—	97,867,132
Utilities	—	47,034,912	—	47,034,912
Preferred Stocks
Consumer Staples	—	13,207	—	13,207
Securities Lending Collateral	—	18,813,540	—	18,813,540
TOTAL	—	$2,255,235,460	—	$2,255,235,460

See accompanying Notes to Financial Statements.
135

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (91.0%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,446	$1,610,308
#	ANDRITZ AG	510,397	22,950,629
#	Atrium European Real Estate, Ltd.	968,162	3,865,125
#	Austria Technologie & Systemtechnik AG	182,880	3,403,168
	CA Immobilien Anlagen AG	496,800	19,143,151
	DO & CO AG	52,537	4,887,866
	EVN AG	230,431	4,217,719
#	FACC AG	174,996	2,285,207
	Flughafen Wien AG	31,155	1,277,711
	IMMOFINANZ AG	669,588	19,251,080
	Josef Manner & Co. AG	870	92,399
	Kapsch TrafficCom AG	36,036	1,136,097
#	Lenzing AG	92,686	9,762,867
	Mayr Melnhof Karton AG	56,819	6,980,925
#	Oberbank AG	37,094	3,963,679
#	Oesterreichische Post AG	242,864	8,950,677
	Palfinger AG	98,045	2,800,751
#	POLYTEC Holding AG	105,679	962,062
#	Porr AG	75,463	1,787,148
#	Rosenbauer International AG	20,385	864,701
	S IMMO AG	363,879	9,215,815
	Schoeller-Bleckmann Oilfield Equipment AG	76,257	4,358,632
*	Semperit AG Holding	69,672	948,296
	Strabag SE	111,162	3,691,521
	Telekom Austria AG	1,098,493	8,511,571
	UBM Development AG	19,698	980,643
	UNIQA Insurance Group AG	958,393	9,216,628
	Vienna Insurance Group AG Wiener Versicherung Gruppe	268,962	7,295,975
#	Voestalpine AG	326,923	8,203,368
	Wienerberger AG	617,965	16,737,941
*	Zumtobel Group AG	182,287	1,448,781
TOTAL AUSTRIA			190,802,441

BELGIUM — (4.4%)
	Ackermans & van Haaren NV	174,099	26,688,658
*	AGFA-Gevaert NV	1,452,124	6,626,158
*	Argenx SE	160,335	19,523,844
*	Argenx SE	12,041	1,461,110
	Atenor	18,030	1,505,159
	Banque Nationale de Belgique	87	217,389
	Barco NV	74,142	16,146,974
	Bekaert SA	253,902	7,085,825
#*	Biocartis NV	231,370	1,660,927
#	bpost SA	600,057	6,857,604
#*	Celyad SA	42,190	376,938
	Cie d'Entreprises CFE	48,396	4,665,181
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	472,770
	Deceuninck NV	435,935	908,088
	D'ieteren SA	202,237	12,772,980
	Econocom Group SA	727,792	1,897,798
#	Elia System Operator SA	221,440	19,099,771
#	Euronav NV	1,282,924	14,468,197
	EVS Broadcast Equipment SA	67,811	1,665,792
#*	Exmar NV	148,882	930,263
	Fagron	282,720	5,368,276
*	Galapagos NV	41,834	7,689,147
*	Galapagos NV	220,186	40,539,939

136

The Continental Small Company Series
continued

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	94,395	$5,668,549
	Immobel SA	19,445	1,474,538
#*	Ion Beam Applications	126,538	2,021,604
	Jensen-Group NV	20,645	787,190
	Kinepolis Group NV	98,670	6,563,711
#	Lotus Bakeries NV	1,729	4,877,602
#*	MDxHealth	239,516	268,629
#	Melexis NV	111,148	7,799,237
#*	Nyrstar NV	84,985	18,392
#	Ontex Group NV	504,176	9,146,052
	Orange Belgium SA	176,101	3,877,526
#*	Oxurion NV	128,049	371,489
#	Picanol	28,690	2,229,604
	Recticel SA	270,323	2,365,499
#	Resilux	5,788	867,903
	Roularta Media Group NV	19,318	270,271
#	Sioen Industries NV	53,303	1,320,223
#	Sipef NV	36,491	1,851,371
*	Telenet Group Holding NV	145,031	7,125,516
	TER Beke SA	3,565	424,142
*	Tessenderlo Group SA	214,654	7,101,601
	Van de Velde NV	38,465	1,038,524
*	Viohalco SA	583,796	2,372,735
TOTAL BELGIUM			268,470,696

DENMARK — (4.4%)
*	Agat Ejendomme A.S.	307,965	164,463
*	ALK-Abello A.S.	43,768	9,401,319
	Alm Brand A.S.	563,835	4,592,796
#	Ambu A.S., Class B	730,304	11,480,122
#*	Bang & Olufsen A.S.	256,627	1,492,719
	BankNordik P/F	10,800	175,809
#*	Bavarian Nordic A.S.	185,816	4,375,411
	Brodrene Hartmann A.S.	16,148	643,614
	Columbus A.S.	430,058	572,933
	D/S Norden A.S.	217,180	3,176,843
	DFDS A.S.	306,367	12,067,855
	Djurslands Bank A.S.	8,970	326,728
*	Drilling Co. of 1972 A.S.	31,531	1,779,874
	FLSmidth & Co. A.S.	296,273	10,619,430
	Fluegger Group A.S.	4,198	184,248
	GronlandsBANKEN A.S.	1,125	90,742
*	H+H International A.S., Class B	112,329	1,746,755
*	Harboes Bryggeri A.S., Class B	17,239	169,870
	ISS A.S.	557,079	14,585,007
#	Jeudan A.S.	7,748	1,295,744
*	Jyske Bank A.S.	500,030	16,633,568
	Lan & Spar Bank	4,981	332,391
	Matas A.S.	188,168	1,442,333
*	Nilfisk Holding A.S.	198,988	3,363,674
*	NKT A.S.	206,194	3,617,485
#	NNIT A.S.	71,616	1,024,570
	Pandora A.S.	384,667	18,927,936
	Parken Sport & Entertainment A.S.	37,197	561,446
	Per Aarsleff Holding A.S.	140,513	4,385,289
	Ringkjoebing Landbobank A.S.	197,894	13,664,755
#	Roblon A.S., Class B	973	23,399
	Rockwool International A.S., Class A	993	186,898
	Rockwool International A.S., Class B	42,036	8,261,678

137

The Continental Small Company Series
continued

		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew A.S.	364,385	$29,893,850
	RTX A.S.	57,507	1,335,283
	Scandinavian Tobacco Group A.S., Class A	311,373	3,679,440
	Schouw & Co., A.S.	90,380	6,485,465
	SimCorp A.S.	294,845	26,382,068
	Solar A.S., Class B	37,386	1,569,527
	Spar Nord Bank A.S.	596,914	5,831,011
	Sydbank A.S.	505,787	9,921,698
	Tivoli A.S.	9,878	1,011,299
	Topdanmark A.S.	475,380	21,291,486
*	TORM P.L.C.	152,978	1,460,054
	United International Enterprises	10,336	1,958,604
#*	Veloxis Pharmaceuticals A.S.	120,013	73,257
#*	Vestjysk Bank A.S.	1,891,040	1,046,819
#*	Zealand Pharma A.S.	185,786	5,544,231
TOTAL DENMARK			268,851,796

FINLAND — (5.7%)
#*	Afarak Group Oyj	170,187	108,303
#	Ahlstrom-Munksjo Oyj	178,910	2,683,037
	Aktia Bank Oyj	303,076	2,951,943
	Alandsbanken Abp, Class B	21,354	387,049
	Alma Media Oyj	129,772	1,025,904
	Apetit Oyj	19,668	170,606
	Asiakastieto Group Oyj	1,406	45,630
	Aspo Oyj	99,050	906,038
	Atria Oyj	85,658	812,014
#*	BasWare Oyj	56,551	1,269,819
#	Bittium Oyj	204,447	1,382,508
	Cargotec Oyj, Class B	290,554	10,193,412
#	Caverion Oyj	696,383	5,206,303
#	Citycon Oyj	528,288	5,536,188
	Cramo Oyj	277,432	2,943,442
	Digia Oyj	69,731	297,996
	Finnair Oyj	506,870	3,310,173
#	Fiskars Oyj Abp	217,953	2,922,079
*	F-Secure Oyj	673,598	2,153,102
	Glaston Oyj ABP	9,217	11,318
#*	HKScan Oyj, Class A	257,744	512,043
	Huhtamaki Oyj	768,251	35,574,237
	Ilkka-Yhtyma Oyj	61,503	259,580
	Kemira Oyj	763,866	12,408,772
	Kesko Oyj, Class A	51,573	3,177,621
	Kesko Oyj, Class B	421,805	28,104,043
	Konecranes Oyj	482,920	14,913,719
	Lassila & Tikanoja Oyj	212,849	3,434,642
#	Lehto Group Oyj	129,587	293,884
#	Metsa Board Oyj	1,431,405	9,485,516
#	Metso Oyj	667,333	25,263,083
	Nokian Renkaat Oyj	883,124	25,238,923
	Olvi Oyj, Class A	95,680	4,064,382
	Oriola Oyj, Class A	6,054	13,847
	Oriola Oyj, Class B	914,957	2,104,673
	Orion Oyj, Class A	143,951	6,332,272
#	Orion Oyj, Class B	748,676	33,214,713
#	Outokumpu Oyj	2,921,503	8,301,162
*	Outotec Oyj	1,362,821	8,783,637
	Pihlajalinna Oyj	77,064	916,459
#	Ponsse Oyj	75,627	2,359,102

138

The Continental Small Company Series
continued

		Shares	Value»
FINLAND — (Continued)
#*	QT Group Oyj	55,899	$954,056
	Raisio Oyj, Class V	829,230	2,893,177
	Rapala VMC Oyj	113,078	349,449
#	Raute Oyj, Class A	2,644	69,369
	Revenio Group Oyj	132,191	3,901,818
	Sanoma Oyj	749,458	7,841,440
*	SRV Group Oyj	66,041	96,482
*	Stockmann Oyj Abp, Class A	49,045	135,737
#*	Stockmann Oyj Abp, Class B	189,838	457,031
	Teleste Oyj	52,966	344,002
	Tieto Oyj	389,139	11,075,978
#	Tikkurila Oyj	250,691	4,001,383
	Tokmanni Group Corp.	344,720	4,413,746
	Uponor Oyj	368,773	4,823,950
	Vaisala Oyj, Class A	118,863	3,562,501
	Valmet Oyj	956,184	21,399,886
	Viking Line Abp	7,869	159,699
#	YIT Oyj	1,430,763	8,593,464
TOTAL FINLAND			344,146,342

FRANCE — (10.6%)
	ABC arbitrage	95,172	711,081
	Actia Group	51,304	228,984
#*	Adocia	3,561	35,939
*	Air France-KLM	1,450,296	17,288,207
#	Akka Technologies	80,089	5,169,317
	AKWEL	58,127	1,154,299
	Albioma SA	188,895	4,902,895
	Altamir	136,094	2,527,806
	Alten SA	177,766	19,554,610
	Altran Technologies SA	1,693,540	26,925,558
#*	Amplitude Surgical SAS	19,526	34,030
	Assystem SA	62,252	2,312,032
	Aubay	41,397	1,441,887
	Axway Software SA	38,973	465,404
#	Bastide le Confort Medical	19,001	814,307
#	Beneteau SA	241,400	2,254,547
	Bigben Interactive	93,677	1,426,547
#	Boiron SA	40,254	1,429,673
	Bonduelle SCA	93,600	2,432,685
*	Bourbon Corp.	28,851	118,252
	Burelle SA	1,054	955,151
#	Casino Guichard Perrachon SA	271,603	14,662,377
#	Catering International Services	14,124	196,169
*	Cegedim SA	31,774	983,288
*	CGG SA	4,389,424	10,232,490
#	Chargeurs SA	135,124	2,295,457
	Cie des Alpes	67,699	2,027,084
	Cie Plastic Omnium SA	379,804	10,374,909
*	Coface SA	676,344	7,394,275
	Derichebourg SA	644,921	2,325,003
#	Devoteam SA	37,273	3,166,402
#	Electricite de Strasbourg SA	21,353	2,584,780
#	Elior Group SA	858,106	11,113,019
	Elis SA	1,112,804	21,275,159
	Eramet	65,268	3,270,334
#*	Erytech Pharma SA	3,609	15,939
*	Esso SA Francaise	17,215	420,784
#	Etablissements Maurel et Prom SA	250,401	736,314

139

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
	Euronext NV	373,020	$30,092,307
#	Europcar Mobility Group	662,189	2,431,900
	Eutelsat Communications SA	1,279,751	24,276,769
	Exel Industries, Class A	10,459	456,237
	Faurecia SE	113,499	5,296,787
	Fleury Michon SA	6,124	205,003
*	Fnac Darty S.A.	127,014	7,352,193
	Gaumont SA	11,360	1,597,607
	Gaztransport Et Technigaz SA	126,899	11,578,065
#	GEA	2,433	303,910
	Gevelot SA	3,466	750,347
	GL Events	64,765	1,699,016
	Groupe Crit	23,123	1,721,862
	Groupe Gorge	23,816	399,227
#	Groupe Open	30,206	375,194
	Groupe SFPI	29,940	56,436
	Guerbet	38,731	2,170,370
#	Haulotte Group SA	75,426	412,401
#	HERIGE SADCS	4,147	134,482
	HEXAOM	15,908	598,218
*	ID Logistics Group	14,585	2,788,390
#	Iliad SA	48,891	5,066,838
#	Imerys SA	208,694	8,061,570
	Ingenico Group SA	424,498	45,392,020
#*	Innate Pharma SA	15,558	94,006
	IPSOS	245,937	7,411,293
	Jacquet Metal Service SA	84,944	1,445,642
#	JCDecaux SA	25,268	690,713
	Kaufman & Broad SA	124,014	4,731,053
	Korian SA	380,676	16,143,306
	Lagardere SCA	778,374	17,393,202
*	Lanson-BCC	8,795	241,123
*	Latecoere SACA	458,502	1,965,551
	Laurent-Perrier	13,775	1,366,401
	Le Belier	10,566	303,876
	Lectra	165,142	3,866,571
	Linedata Services	14,505	417,450
	LISI	114,054	4,009,002
	LNA Sante SA	37,021	1,954,312
	Maisons du Monde SA	283,561	3,924,048
	Manitou BF SA	66,476	1,358,383
	Manutan International	15,102	1,046,786
	Mersen SA	125,596	4,088,987
#*	METabolic EXplorer SA	156,395	225,755
	Metropole Television SA	285,999	5,031,421
*	Mr Bricolage SA	29,965	84,211
	Nexans SA	221,611	9,017,821
	Nexity SA	298,976	15,474,466
#*	Nicox	145,865	728,886
	NRJ Group	81,965	561,309
	Oeneo SA	137,066	1,556,943
*	OL Groupe SA	10,735	37,248
*	Onxeo SA	246,319	145,721
#*	Onxeo SA	48,958	28,888
#*	Pierre & Vacances SA	29,600	489,890
#	Plastivaloire	52,074	352,297
	PSB Industries SA	8,805	199,428
	Quadient	287,438	6,155,847
#	Rallye SA	156,235	1,455,301

140

The Continental Small Company Series
continued

		Shares	Value»
FRANCE — (Continued)
#*	Recylex SA	102,008	$408,117
	Rexel SA	2,320,855	28,772,809
#	Robertet SA	2,749	2,483,757
	Rothschild & Co.	99,703	2,804,066
	Rubis SCA	608,177	35,266,736
#	Samse SA	8,068	1,566,467
	Savencia SA	33,888	2,250,242
	Seche Environnement SA	16,034	608,095
	Societe BIC SA	180,119	12,509,884
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,027	3,571,434
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	102,676
	Societe pour l'Informatique Industrielle	41,811	1,110,068
*	SOITEC	128,068	14,126,076
#*	Solocal Group	4,233,535	3,313,486
#	Somfy SA	102,507	9,490,559
	Sopra Steria Group	104,887	14,397,958
	SPIE SA	852,935	18,001,576
#*	SRP Groupe SA	55,158	67,223
	Stef SA	27,648	2,686,113
	Sword Group	37,883	1,293,317
#	Synergie SA	69,728	1,979,953
#	Tarkett SA	221,856	3,612,781
#*	Technicolor SA	2,040,996	1,707,681
#	Television Francaise 1	615,411	5,164,390
#	TFF Group	12,398	492,094
#	Thermador Groupe	37,127	2,296,613
	Total Gabon	3,171	460,042
	Trigano SA	55,119	4,971,071
#	Union Financiere de France BQE SA	18,317	421,415
#*	Vallourec SA	2,261,226	5,492,516
*	Valneva SE	61,086	171,022
	Vetoquinol SA	19,343	1,260,531
	Vicat SA	121,901	5,169,149
	VIEL & Cie SA	162,802	869,718
	Vilmorin & Cie SA	35,320	1,931,603
*	Virbac SA	21,012	5,124,082
	Vranken-Pommery Monopole SA	22,338	540,802
	XPO Logistics Europe SADIR	33	10,965
TOTAL FRANCE			648,978,367

GERMANY — (15.4%)
#	1&1 Drillisch AG	88,600	2,372,957
	7C Solarparken AG	12,773	49,305
	Aareal Bank AG	455,580	15,294,593
*	Adler Modemaerkte AG	47,849	181,770
#*	ADLER Real Estate AG	245,889	2,834,438
	ADO Properties SA	220,260	8,983,862
#*	ADVA Optical Networking SE	364,431	2,571,526
#*	AIXTRON SE	549,541	5,024,054
	All for One Group AG	4,222	212,897
#	Allgeier SE	46,014	1,214,247
#	Amadeus Fire AG	41,125	5,180,553
	Atoss Software AG	2,385	358,663
#	Aurubis AG	300,477	14,773,413
*	Axel Springer SE	11,260	788,096
#	Basler AG	31,956	1,644,692
	Bauer AG	82,351	1,311,160
	BayWa AG	106,449	3,114,073
	BayWa AG	124	4,149

141

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#	Bechtle AG	225,300	$24,398,771
	Bertrandt AG	42,139	2,104,702
	bet-at-home.com AG	21,796	1,160,466
#	Bijou Brigitte AG	22,217	1,130,360
#	Bilfinger SE	240,674	8,033,813
	Borussia Dortmund GmbH & Co. KGaA	602,892	5,701,968
	CANCOM SE	243,244	13,009,141
*	CECONOMY AG	1,156,067	5,817,573
	CENIT AG	53,174	721,280
	CENTROTEC Sustainable AG	14,855	261,012
	Cewe Stiftung & Co. KGAA	43,060	4,141,440
	comdirect bank AG	217,781	3,283,529
	CompuGroup Medical SE	182,337	11,681,898
#	Corestate Capital Holding SA	77,099	2,875,137
	CropEnergies AG	155,852	1,215,592
	CTS Eventim AG & Co. KGaA	442,453	26,797,580
#	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	623,111
*	DEAG Deutsche Entertainment AG	28,157	132,767
	Deutsche Beteiligungs AG	96,185	3,905,466
#	Deutsche EuroShop AG	394,656	11,811,918
	Deutsche Pfandbriefbank AG	1,033,260	14,120,856
	Deutz AG	1,027,597	5,717,207
*	Dialog Semiconductor P.L.C.	621,432	27,952,191
	DIC Asset AG	435,337	6,072,411
	DMG Mori AG	15,692	743,433
#	Dr Hoenle AG	35,751	1,856,285
	Draegerwerk AG & Co. KGaA	18,322	767,484
#	Duerr AG	410,542	12,112,451
	Eckert & Ziegler Strahlen- und Medizintechnik AG	32,518	5,699,560
#	EDAG Engineering Group AG	52,516	650,807
#	Elmos Semiconductor AG	92,807	2,601,178
#*	ElringKlinger AG	204,148	1,509,168
	Energiekontor AG	2,066	45,122
#*	Evotec SE	543,848	12,457,202
#	Ferratum Oyj	64,645	590,558
	Fielmann AG	153,639	11,848,901
	First Sensor AG	44,242	1,718,991
	FORTEC Elektronik AG	372	8,291
#	Francotyp-Postalia Holding AG, Class A	55,619	221,762
	Freenet AG	981,903	21,805,853
	FRIWO AG	513	11,473
#	Fuchs Petrolub SE	91,370	3,680,216
#	GEA Group AG	890,332	27,192,379
	Gerresheimer AG	262,222	21,146,921
	Gesco AG	56,186	1,185,895
#	GFT Technologies SE	123,639	1,087,605
	Grand City Properties SA	806,380	18,878,443
#	GRENKE AG	24,428	2,310,102
*	H&R GmbH & Co. KGaA	70,149	428,285
	Hamburger Hafen und Logistik AG	182,979	4,740,431
#	Hapag-Lloyd AG	60,729	4,411,661
	Hawesko Holding AG	52	1,938
#*	Heidelberger Druckmaschinen AG	1,982,859	2,573,212
	Hella GmbH & Co KGaA	244,384	11,887,773
	Highlight Communications AG	98,406	453,332
	HolidayCheck Group AG	222,207	606,656
	Hornbach Baumarkt AG	42,848	909,840
	Hornbach Holding AG & Co. KGaA	31,349	1,894,362
	Hugo Boss AG	488,688	20,604,306

142

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
*	Hypoport AG	310	$96,075
	Indus Holding AG	133,474	5,086,815
#	Isra Vision AG	115,594	5,467,458
	IVU Traffic Technologies AG	50,314	615,381
	Jenoptik AG	391,123	11,630,075
#	K+S AG	1,567,865	22,263,660
	Kampa AG	7,101	0
	KION Group AG	43,790	2,913,687
#	Kloeckner & Co. SE	575,851	3,319,481
#	Koenig & Bauer AG	95,477	3,155,197
#	Krones AG	114,135	7,456,690
	KSB SE & Co. KGaA	3,466	1,104,015
	KWS Saat SE & Co., KGaA	80,955	5,442,014
	Lanxess AG	628,306	40,826,813
#	Leifheit AG	60,321	1,436,330
#*	Leoni AG	245,460	2,907,640
*	LPKF Laser & Electronics AG	79,814	1,237,770
#*	Manz AG	30,876	660,494
#	MasterFlex SE	21,291	126,929
#	Mediclin AG	88,966	549,549
#*	Medigene AG	104,479	666,053
	METRO AG	359,027	5,862,692
	MLP SE	415,171	2,120,554
	Nemetschek SE	364,417	18,593,427
	New Work SE	20,306	6,396,806
#	Nexus AG	87,089	3,083,176
#*	Nordex SE	508,398	6,637,531
	Norma Group SE	237,761	8,728,230
#	OHB SE	38,414	1,522,862
#	OSRAM Licht AG	602,174	26,956,108
#	Paragon GmbH & Co. KGaA	14,660	190,253
	Patrizia AG	358,404	7,363,953
#	Pfeiffer Vacuum Technology AG	53,444	8,370,209
	PNE AG	493,007	2,187,517
	Progress-Werk Oberkirch AG	8,558	232,770
	ProSiebenSat.1 Media SE	1,109,960	16,390,463
#	PSI Software AG	50,278	1,068,623
*	QIAGEN NV	60,013	1,805,134
#	QSC AG	724,521	1,000,218
*	R Stahl AG	14,952	444,143
	Rheinmetall AG	339,164	40,905,414
	RHOEN-KLINIKUM AG	233,180	4,802,869
	RIB Software SE	292,708	7,605,880
*	Rocket Internet SE	497,217	13,203,777
#	S&T AG	316,569	6,751,178
	SAF-Holland SA	362,112	2,556,621
	Salzgitter AG	310,376	5,628,062
#*	Schaltbau Holding AG	32,728	1,110,466
	Schloss Wachenheim AG	8,017	150,971
	Scout24 AG	271,406	16,823,467
#	Secunet Security Networks AG	6,248	809,762
#*	Senvion SA	31,747	2,408
#*	SGL Carbon SE	293,218	1,362,821
#*	Shop Apotheke Europe NV	24,816	1,082,414
#	Siltronic AG	153,046	14,576,002
#	Sixt Leasing SE	64,806	808,415
	Sixt SE	96,696	9,456,028
#*	SLM Solutions Group AG	9,386	168,459
*	SMA Solar Technology AG	87,177	2,725,791

143

The Continental Small Company Series
continued

		Shares	Value»
GERMANY — (Continued)
#*	SMT Scharf AG	22,763	$234,750
	Softing AG	26,963	233,256
	Software AG	395,714	12,588,055
	Stabilus SA	170,155	9,552,787
	STRATEC SE	24,452	1,847,259
#	Stroeer SE & Co. KGaA	216,062	17,407,761
	Suedzucker AG	584,233	8,407,585
#*	SUESS MicroTec SE	137,494	1,519,426
	Surteco Group SE	46,502	1,020,272
	Syzygy AG	2,030	17,598
	TAG Immobilien AG	1,024,715	24,902,336
	Takkt AG	203,963	2,425,869
#	Technotrans SE	47,270	895,167
#*	Tele Columbus AG	296,432	697,726
	TLG Immobilien AG	722,981	21,202,568
	Traffic Systems SE	35,766	878,384
	VERBIO Vereinigte BioEnergie AG	151,277	1,524,392
	Vossloh AG	68,437	2,802,451
#	Wacker Chemie AG	89,853	7,039,208
#	Wacker Neuson SE	220,998	3,773,117
	Washtec AG	76,707	3,854,709
	Wuestenrot & Wuerttembergische AG	115,343	2,360,264
	Zeal Network SE	53,863	1,207,475
TOTAL GERMANY			940,066,528

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
*	Babis Vovos International Construction SA	21,073	0
	Elektroniki Athinon SA	7,497	0
*	Neorion Holdings SA	14,991	0
TOTAL GREECE			0

IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	1,322,638	6,375,162
	C&C Group P.L.C.	1,526,948	7,517,676
	Cairn Homes P.L.C.	1,141,494	1,477,228
*	Datalex P.L.C.	107,125	82,080
	FBD Holdings P.L.C.	125,459	1,244,835
	FBD Holdings P.L.C.	9,798	96,878
	Flutter Entertainment P.L.C.	1,546	159,775
	Glanbia P.L.C.	285,853	3,188,041
	Glanbia P.L.C.	700,613	7,828,606
	Irish Continental Group P.L.C.	575,727	2,753,227
	Irish Continental Group P.L.C.	234,200	1,153,174
*	Permanent TSB Group Holdings P.L.C.	165,531	218,557
TOTAL IRELAND			32,095,239

ISRAEL — (3.0%)
	Adgar Investment and Development, Ltd.	19,117	46,443
*	ADO Group, Ltd.	99,315	2,802,711
	Afcon Holdings, Ltd.	1,840	95,661
*	AFI Properties, Ltd.	98,160	3,501,079
	Africa Israel Residences, Ltd.	2,237	61,291
#*	Airport City, Ltd.	435,460	8,222,769
*	Albaad Massuot Yitzhak, Ltd.	2,660	18,221
*	Allot, Ltd.	189,732	1,473,302
	Alony Hetz Properties & Investments, Ltd.	339,929	4,907,374
	Alrov Properties and Lodgings, Ltd.	49,177	2,134,880

144

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Amot Investments, Ltd.	453,393	$3,191,558
#	Arad, Ltd.	16,809	252,807
#*	Arko Holdings, Ltd.	1,440,389	599,934
	Ashtrom Group, Ltd.	91,547	1,029,996
	Ashtrom Properties, Ltd.	202,423	1,345,350
	AudioCodes, Ltd.	178,789	3,772,400
#*	Avgol Industries 1953, Ltd.	468,925	425,566
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	806,484
	Bayside Land Corp.	6,361	4,268,832
#	Bet Shemesh Engines Holdings 1997, Ltd.	18,991	777,862
	Big Shopping Centers, Ltd.	32,218	2,915,045
	Blue Square Real Estate, Ltd.	36,269	1,849,459
*	Bonus Biogroup, Ltd.	613,036	81,136
*	Brack Capital Properties NV	17,815	2,029,986
#	Brainsway, Ltd.	54,222	233,474
	Camtek, Ltd.	116,162	1,250,841
	Carasso Motors, Ltd.	94,524	438,610
*	Cellcom Israel, Ltd.	379,471	969,158
#*	Ceragon Networks, Ltd.	266,244	793,407
*	Clal Biotechnology Industries, Ltd.	182,384	83,967
*	Clal Insurance Enterprises Holdings, Ltd.	223,643	3,449,807
	Cohen Development & Industrial Buildings, Ltd.	3,184	69,155
#*	Compugen, Ltd.	197,189	959,121
#	Danel Adir Yeoshua, Ltd.	22,019	1,609,277
	Delek Automotive Systems, Ltd.	222,032	863,187
	Delta-Galil Industries, Ltd.	71,758	1,818,777
	Dor Alon Energy in Israel 1988, Ltd.	10,182	207,503
*	El Al Israel Airlines	1,110,380	428,238
	Electra Consumer Products 1970, Ltd.	46,445	783,669
*	Electra Real Estate, Ltd.	16,980	119,160
	Electra, Ltd.	12,544	4,440,188
*	Energix-Renewable Energies, Ltd.	885,288	2,295,955
#*	Enlight Renewable Energy, Ltd.	2,163,770	2,564,365
*	Equital, Ltd.	110,847	3,212,883
*	Evogene, Ltd.	79,189	122,818
*	First International Bank Of Israel, Ltd.	36,746	1,008,799
	FMS Enterprises Migun, Ltd.	19,186	710,454
#*	Foresight Autonomous Holdings, Ltd.	172,589	48,597
	Formula Systems 1985, Ltd.	62,881	4,189,417
	Fox Wizel, Ltd.	57,530	2,226,216
	Gilat Satellite Networks, Ltd.	225,761	1,831,523
#	Hadera Paper, Ltd.	24,531	1,179,750
#*	Hamlet Israel-Canada, Ltd.	32,722	638,226
	Harel Insurance Investments & Financial Services, Ltd.	757,790	6,060,335
	Hilan, Ltd.	98,707	4,365,248
#	IDI Insurance Co., Ltd.	44,710	1,597,702
	IES Holdings, Ltd.	1	73
*	Industrial Buildings Corp., Ltd.	1,009,017	2,239,180
#	Inrom Construction Industries, Ltd.	359,992	1,353,766
#*	Intercure, Ltd.	52,127	69,933
	Israel Canada T.R, Ltd.	76,478	143,107
	Israel Land Development - Urban Renewal, Ltd.	31,316	325,958
#	Isras Investment Co., Ltd.	5,159	1,131,603
	Issta Lines, Ltd.	11,573	227,413
#*	Kamada, Ltd.	204,692	1,070,569
	Kenon Holdings, Ltd.	110,996	2,430,689
	Kerur Holdings, Ltd.	31,380	863,747
#	Klil Industries, Ltd.	5,696	478,197
	Magic Software Enterprises, Ltd.	133,292	1,262,039
145

The Continental Small Company Series
continued

		Shares	Value»
ISRAEL — (Continued)
	Matrix IT, Ltd.	238,821	$4,389,394
#	Maytronics, Ltd.	283,393	2,486,154
	Mediterranean Towers, Ltd.	326,956	935,426
#	Mega Or Holdings, Ltd.	81,523	1,937,851
#*	Mehadrin, Ltd.	3,072	118,750
	Meitav Dash Investments, Ltd.	100,871	409,589
	Melisron, Ltd.	48,502	2,940,899
	Menora Mivtachim Holdings, Ltd.	183,483	2,942,839
	Migdal Insurance & Financial Holding, Ltd.	2,546,207	2,642,936
	Minrav Holdings, Ltd.	263	38,521
	Mivtach Shamir Holdings, Ltd.	24,053	470,448
	Municipal Bank, Ltd.	1,031	221,514
	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,369,236
*	Nawi Brothers, Ltd.	107,829	685,806
	Neto ME Holdings, Ltd.	8,982	765,584
*	Nova Measuring Instruments, Ltd.	182,733	6,134,559
#	NR Spuntech Industries, Ltd.	76,176	131,990
	Oil Refineries, Ltd.	9,073,048	4,658,322
	One Software Technologies, Ltd.	1,451	102,078
#	OPC Energy, Ltd.	37,641	303,902
*	Partner Communications Co., Ltd.	816,972	3,682,638
#	Paz Oil Co., Ltd.	56,718	8,696,982
*	Perion Network, Ltd.	12,378	66,219
	Phoenix Holdings, Ltd. (The)	571,475	3,485,891
	Plasson Industries, Ltd.	20,585	960,072
	Pluristem Therapeutics, Inc.	17,233	5,730
*	Pluristem Therapeutics, Inc.	1,813	6,027
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,798,997
#*	Redhill Biopharma, Ltd.	613,939	413,917
#	Scope Metals Group, Ltd.	47,147	1,145,799
	Shapir Engineering and Industry, Ltd.	593,025	2,939,666
#	Shikun & Binui, Ltd.	1,337,236	5,306,626
#	Shufersal, Ltd.	702,742	4,751,970
	Summit Real Estate Holdings, Ltd.	202,039	2,582,629
*	Suny Cellular Communication, Ltd.	473,129	236,348
	Tadiran Holdings, Ltd.	14,981	524,892
*	Tower Semiconductor, Ltd.	131,252	2,900,959
*	Union Bank of Israel	199,952	970,705
	YH Dimri Construction & Development, Ltd.	3,893	105,977
TOTAL ISRAEL			184,044,089

ITALY — (9.7%)
#*	A.S. Roma SpA	856,401	479,988
	A2A SpA	10,193,924	20,464,068
	ACEA SpA	407,737	8,114,741
#*	Aeffe SpA	310,503	530,473
	Amplifon SpA	702,969	17,678,490
	Anima Holding SpA	1,876,634	8,146,595
#	Aquafil SpA	83,289	650,583
*	Arnoldo Mondadori Editore SpA	1,200,844	2,680,322
	Ascopiave SpA	574,531	2,389,402
	Autogrill SpA	976,190	9,651,368
	Autostrade Meridionali SpA	3,917	131,607
	Avio SpA	90,389	1,234,549
	Azimut Holding SpA	925,979	19,041,483
	B&C Speakers SpA	18,289	255,083
#*	Banca Carige SpA	148,414,098	99,316
	Banca Farmafactoring SpA	752,190	4,558,254
#	Banca Finnat Euramerica SpA	616,149	185,517

146

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	431,373	$14,082,798
	Banca IFIS SpA	166,228	2,820,111
#*	Banca Monte dei Paschi di Siena SpA	213,039	343,323
	Banca Popolare di Sondrio SCPA	3,145,191	6,290,087
#	Banca Profilo SpA	1,814,636	321,918
	Banca Sistema SpA	338,669	608,916
#*	Banco BPM SpA	12,626,497	28,742,468
#	Banco di Desio e della Brianza SpA	238,796	541,001
	BasicNet SpA	169,891	912,718
	BE	564,587	682,782
	Biesse SpA	88,272	1,105,608
	BPER Banca	3,576,937	16,002,455
#	Brunello Cucinelli SpA	251,092	7,870,161
	Buzzi Unicem SpA	632,779	15,268,082
	Cairo Communication SpA	546,490	1,405,716
#	Carraro SpA	162,374	337,819
	Cembre SpA	10,902	259,579
	Cementir Holding NV	361,631	2,432,465
	Cerved Group SpA	1,380,566	13,436,335
	CIR-Compagnie Industriali Riunite SpA	2,650,178	2,730,163
	Credito Emiliano SpA	583,283	3,373,520
#*	Credito Valtellinese SpA	49,592,616	3,378,097
#*	d'Amico International Shipping SA	2,577,810	378,475
#	Danieli & C Officine Meccaniche SpA	101,008	1,745,341
	Datalogic SpA	126,734	1,961,994
	De' Longhi SpA	416,772	7,676,856
	DeA Capital SpA	778,374	1,186,983
	DiaSorin SpA	83,904	9,460,254
	doValue SpA	82,498	975,729
	El.En. SpA	34,312	973,350
#*	Elica SpA	150,740	403,531
	Emak SpA	388,913	368,174
	Enav SpA	1,348,216	7,851,352
	ERG SpA	420,457	8,899,684
	Esprinet SpA	235,490	978,279
#*	Eurotech SpA	276,627	2,711,974
*	Expert System SpA	45,395	149,330
#*	Exprivia SpA	109,673	99,236
	Falck Renewables SpA	988,254	4,404,833
	Fiera Milano SpA	182,588	892,803
#	Fila SpA	141,852	2,437,002
#*	Fincantieri SpA	3,883,790	4,098,325
#	FinecoBank Banca Fineco SpA	135,509	1,527,638
	FNM SpA	1,333,873	875,725
#	Freni Brembo SpA	1,149,779	12,232,960
*	GEDI Gruppo Editoriale SpA	927,122	291,275
#	Gefran SpA	37,987	292,159
	Geox SpA	604,392	842,528
#	Gima TT SpA	59,692	462,224
	Gruppo MutuiOnline SpA	169,566	3,366,870
*	Guala Closures SpA	27,660	200,551
	Hera SpA	6,455,969	27,655,462
#	Illimity Bank SpA	61,470	598,067
#	IMA Industria Macchine Automatiche SpA	129,592	8,823,710
*	IMMSI SpA	1,338,219	845,235
*	Intek Group SpA	1,988,916	643,136
	Interpump Group SpA	569,177	15,603,014
	Iren SpA	5,087,546	15,794,083
	Italgas SpA	3,818,401	24,581,718

147

The Continental Small Company Series
continued

		Shares	Value»
ITALY — (Continued)
	Italmobiliare SpA	66,013	$1,765,923
	IVS Group SA	56,191	609,599
#*	Juventus Football Club SpA	3,178,690	4,984,416
	La Doria SpA	80,464	793,099
#	Maire Tecnimont SpA	1,175,046	3,078,963
	MARR SpA	234,377	4,925,576
	Massimo Zanetti Beverage Group SpA	65,668	420,258
#*	Mediaset SpA	3,820,606	11,426,519
#	Openjobmetis SpA agenzia per il lavoro	63,025	523,660
#*	OVS SpA	1,309,356	2,612,760
	Piaggio & C SpA	1,557,750	4,902,338
#	Pirelli & C SpA	880,923	5,092,516
#	Prima Industrie SpA	32,468	479,275
#	Prysmian SpA	442,254	10,230,350
	RAI Way SpA	549,510	3,389,036
#	Reno de Medici SpA	1,282,618	1,066,974
	Reply SpA	150,466	9,805,317
	Retelit SpA	812,002	1,518,385
	Richard-Ginori 1735 SpA	8,489	0
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,163,220
	Sabaf SpA	49,948	668,309
	SAES Getters SpA	26,758	754,936
*	Safilo Group SpA	233,748	249,300
#*	Saipem SpA	5,057,693	22,957,059
#*	Salini Impregilo SpA	1,282,257	2,610,663
	Salvatore Ferragamo SpA	377,547	7,061,246
	Saras SpA	4,486,402	8,615,746
	Servizi Italia SpA	62,874	191,509
	Sesa SpA	55,676	2,478,093
	Societa Cattolica di Assicurazioni SC	1,232,188	10,748,637
	Societa Iniziative Autostradali e Servizi SpA	338,188	5,848,235
#*	Sogefi SpA	332,859	520,917
#	SOL SpA	171,736	2,010,767
	Tamburi Investment Partners SpA	805,238	5,760,180
#	Technogym SpA	667,996	7,369,809
*	Tinexta S.p.A.	139,927	2,058,677
#	Tod's SpA	73,658	3,490,792
#*	TREVI - Finanziaria Industriale SpA	114,680	32,089
#	TXT e-solutions SpA	40,719	383,684
	Unieuro SpA	67,560	978,536
#	Unione di Banche Italiane SpA	7,724,232	23,530,091
	Unipol Gruppo SpA	3,250,383	18,140,593
	UnipolSai Assicurazioni SpA	348,889	973,734
	Zignago Vetro SpA	200,088	2,278,074
TOTAL ITALY			590,027,681

NETHERLANDS — (6.4%)
	Aalberts NV	728,381	29,352,137
	Accell Group NV	157,310	3,907,613
*	AFC Ajax NV	13,955	298,086
#*	Altice Europe NV	4,683,910	26,800,426
*	Altice Europe NV, Class B	159,363	915,885
#	AMG Advanced Metallurgical Group NV	184,488	4,539,063
	Amsterdam Commodities NV	119,553	2,575,420
	APERAM SA	390,560	10,006,930
	Arcadis NV	538,893	10,653,936
	ASM International NV	331,781	33,450,744
	ASR Nederland NV	688,282	25,231,450
	Atag Group NV	4,630	0

148

The Continental Small Company Series
continued

		Shares	Value»
NETHERLANDS — (Continued)
*	Basic-Fit NV	181,080	$5,538,327
	BE Semiconductor Industries NV	589,568	21,856,942
#*	Beter Bed Holding NV	22,883	56,621
#	Boskalis Westminster	653,419	14,382,444
#	Brunel International NV	158,072	1,463,819
	Corbion NV	418,361	12,086,154
	Flow Traders	226,049	5,323,538
	ForFarmers NV	217,117	1,317,265
#*	Fugro NV	597,586	5,416,950
	GrandVision NV	173,216	5,295,229
#*	Heijmans NV	163,686	1,325,494
	Hunter Douglas NV	24,041	1,540,031
	IMCD NV	357,303	27,899,685
#	Intertrust NV	464,189	8,836,472
#	Kendrion NV	107,439	2,282,547
#	Koninklijke BAM Groep NV	1,955,582	4,964,917
#	Koninklijke Vopak NV	232,211	12,756,663
*	Lucas Bols NV	20,321	322,818
	Nederland Apparatenfabriek	33,193	1,782,175
*	OCI NV	327,478	7,363,135
	Ordina NV	673,792	1,376,659
#	PostNL NV	3,398,256	7,807,912
	SBM Offshore NV	1,376,758	23,742,884
#	SIF Holding NV	35,317	509,142
	Signify NV	712,323	20,871,103
#	Sligro Food Group NV	166,919	4,248,554
#	SNS NV	705,718	0
*	Takeaway.com NV	233,901	19,078,929
	TKH Group NV	272,075	13,947,250
	TomTom NV	545,686	6,179,638
	Van Lanschot Kempen NV	77,449	1,785,662
TOTAL NETHERLANDS			389,090,649

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,436,095	900,420
	AF Gruppen ASA	68,590	1,319,986
*	Akastor ASA	1,077,318	1,221,652
*	Aker Solutions ASA	1,116,886	2,578,737
	American Shipping Co. ASA	208,951	815,465
#*	Archer, Ltd.	745,010	281,942
	Arendals Fossekompani A.S.	90	22,106
	Atea ASA	530,643	6,704,897
	Austevoll Seafood ASA	310,041	3,130,818
*	Avance Gas Holding, Ltd.	414,113	1,891,682
#*	Axactor SE	856,868	1,660,378
#	B2Holding ASA	1,157,660	1,025,184
	Bonheur ASA	142,873	2,822,452
	Borregaard ASA	743,872	7,167,161
	BW LPG, Ltd.	735,889	5,153,714
*	BW Offshore, Ltd.	837,993	6,400,237
	Data Respons ASA	24,347	96,627
#	DNO ASA	4,227,991	5,137,951
#*	DOF ASA	264,493	39,836
	Europris ASA	1,202,990	3,264,762
#*	FLEX LNG, Ltd.	160,293	1,486,399
*	Frontline, Ltd.	584,049	6,144,047
#*	Funcom NV	448,602	655,039
	Grieg Seafood ASA	375,532	4,605,388
#*	Hexagon Composites ASA	655,884	2,216,733

149

The Continental Small Company Series
continued

		Shares	Value»
NORWAY — (Continued)
	Hoegh LNG Holdings, Ltd.	261,647	$1,011,151
#*	IDEX ASA	506,708	31,837
	Itera ASA	10,713	10,714
*	Kongsberg Automotive ASA	2,171,519	1,131,222
	Kongsberg Gruppen ASA	79,924	1,180,749
#	Kvaerner ASA	1,605,790	2,038,016
	Magnora ASA	138,602	98,009
#*	NEL ASA	8,250,620	7,153,622
#*	Nordic Nanovector ASA	328,770	739,549
#*	Nordic Semiconductor ASA	1,023,022	5,826,881
#	Norway Royal Salmon ASA	93,756	2,215,677
#*	Norwegian Air Shuttle ASA	490,935	2,386,790
*	Norwegian Finans Holding ASA	654,515	6,321,395
#	Norwegian Property ASA	43,744	62,809
#	Ocean Yield ASA	349,992	1,957,071
*	Odfjell Drilling, Ltd.	654,039	1,897,101
*	Odfjell SE, Class A	137,586	432,710
	Olav Thon Eiendomsselskap ASA	116,521	1,851,736
*	Otello Corp. ASA	587,281	986,305
#*	Panoro Energy ASA	336,949	915,790
*	PGS ASA	2,204,670	3,731,355
#*	PhotoCure ASA	106,211	678,697
*	Prosafe SE	319,687	250,522
#*	Protector Forsikring ASA	442,424	2,232,151
*	Q-Free ASA	179,836	130,201
#*	REC Silicon ASA	1,551,847	520,176
	Sbanken ASA	479,365	3,405,773
#	Scatec Solar ASA	570,555	6,347,297
	Selvaag Bolig ASA	298,532	1,646,939
#	Solon Eiendom ASA	56,855	207,573
	Stolt-Nielsen, Ltd.	189,009	2,327,666
	TGS NOPEC Geophysical Co. ASA	69,467	1,804,153
	Treasure ASA	314,079	465,491
	Veidekke ASA	713,127	7,733,003
#	Wallenius Wilhelmsen ASA	227,598	496,473
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,061,381
#*	XXL ASA	355,913	729,558
TOTAL NORWAY			138,761,156

PORTUGAL — (1.0%)
	Altri SGPS SA	569,324	3,475,233
	Banco Comercial Portugues SA, Class R	64,683,272	14,668,477
	Banco Espirito Santo SA	4,777,921	0
#	CTT-Correios de Portugal SA	1,106,710	3,538,222
#	Ibersol SGPS SA	36,721	307,333
#	Mota-Engil SGPS SA	798,468	1,768,736
	Navigator Co. SA (The)	2,044,995	7,379,804
	NOS SGPS SA	2,046,029	12,164,149
	Novabase SGPS SA	72,649	203,968
	REN - Redes Energeticas Nacionais SGPS SA	3,152,817	9,358,221
	Semapa-Sociedade de Investimento e Gestao	174,523	2,403,557
	Sonae Capital SGPS SA	789,547	622,239
	Sonae SGPS SA	6,828,206	6,889,237
TOTAL PORTUGAL			62,779,176

SPAIN — (6.0%)
	Acciona SA	190,411	19,836,689
	Acerinox SA	1,257,724	11,791,597

150

The Continental Small Company Series
continued

		Shares	Value»
SPAIN — (Continued)
#*	Adveo Group International SA	84,445	$8,561
	Alantra Partners SA	69,717	1,185,124
#	Almirall SA	478,628	8,989,625
#*	Amper SA	6,171,198	1,798,238
	Applus Services SA	915,222	11,059,916
	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,549,947
	Azkoyen SA	67,253	514,568
	Banco de Sabadell SA	9,595,372	10,547,514
	Bankia SA	1,000,773	1,909,294
	Bankinter SA	1,851,705	12,824,712
	Bolsas y Mercados Espanoles SHMSF SA	501,422	13,909,053
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cellnex Telecom S.A.	198,576	8,562,098
#	Cellnex Telecom SA	684,045	29,515,742
	Cia de Distribucion Integral Logista Holdings SA	363,381	7,619,010
	CIE Automotive SA	504,560	12,567,242
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	5,835,368
#*	Deoleo SA	1,879,523	100,284
#*	Distribuidora Internacional de Alimentacion SA	18,821	3,675
	Ebro Foods SA	533,238	11,706,106
#*	eDreams ODIGEO SA	410,996	1,888,312
	Elecnor SA	200,108	2,310,610
	Enagas SA	945,913	23,406,228
#	Ence Energia y Celulosa SA	1,139,858	4,501,137
	Ercros SA	793,840	2,023,618
	Euskaltel SA	530,684	4,942,113
	Faes Farma SA	2,028,081	11,654,515
*	Fluidra SA	357,448	4,460,692
	Fomento de Construcciones y Contratas SA	330,043	3,993,663
*	Global Dominion Access SA	710,368	2,982,214
	Grupo Catalana Occidente SA	248,935	8,721,249
#*	Grupo Empresarial San Jose SA	153,495	1,188,138
#*	Grupo Ezentis SA	1,683,706	957,605
	Iberpapel Gestion SA	47,911	1,318,636
#*	Indra Sistemas SA	859,495	8,302,813
	Laboratorios Farmaceuticos Rovi SA	72,954	1,780,179
	Liberbank SA	13,599,029	4,356,582
*	Masmovil Ibercom SA	397,063	9,193,442
	Mediaset Espana Comunicacion SA	1,072,499	6,562,470
	Melia Hotels International SA	793,796	6,472,756
#	Miquel y Costas & Miquel SA	145,855	2,451,232
#*	Obrascon Huarte Lain SA	926,681	1,068,383
#*	Pharma Mar SA	1,334,762	2,842,868
	Prim SA	39,523	473,609
*	Promotora de Informaciones SA, Class A	2,378,213	3,533,053
	Prosegur Cia de Seguridad SA	1,802,082	6,993,269
#*	Quabit Inmobiliaria SA	822,731	720,202
*	Realia Business SA	1,782,137	1,758,419
	Renta 4 Banco SA	442	3,251
	Sacyr S.A.	3,190,457	9,077,387
#*	Solaria Energia y Medio Ambiente SA	395,783	3,064,788
*	Talgo SA	644,045	4,025,575
*	Tecnicas Reunidas SA	202,691	5,102,110
	Tubacex SA	799,622	2,373,166
#	Unicaja Banco SA	1,933,461	1,750,914
#	Vidrala SA	110,672	9,620,602
#	Viscofan SA	281,337	15,257,811
	Vocento SA	352,577	477,808

151

The Continental Small Company Series
continued

		Shares	Value»
SPAIN — (Continued)
	Zardoya Otis SA	1,139,409	$8,639,070
TOTAL SPAIN			363,084,852

SWEDEN — (7.2%)
*	AcadeMedia AB	363,816	1,842,150
*	Adapteo Oyj	277,432	3,037,326
	AddLife AB, Class B	85,418	1,914,007
	AddNode Group AB	84,058	1,499,940
	AddTech AB, Class B	383,287	10,666,255
	AF POYRY AB	691,852	14,728,185
	Alimak Group AB	255,129	3,364,057
*	Arise AB	36,861	103,086
	Arjo AB, Class B	699,340	2,884,306
	Atrium Ljungberg AB, Class B	248,215	4,942,652
#	Attendo AB	668,745	3,414,681
#	Avanza Bank Holding AB	813,250	6,938,367
	BE Group AB	27,710	107,920
	Beijer Alma AB	284,395	3,657,334
#	Beijer Electronics Group AB	91,696	476,495
	Beijer Ref AB	449,196	12,127,056
	Bergman & Beving AB	193,579	1,693,601
	Besqab AB	21,962	328,120
#	Betsson AB	985,787	4,855,584
	Bilia AB, Class A	664,671	6,670,201
#	BillerudKorsnas AB	446,332	5,368,068
	BioGaia AB, Class B	122,939	4,684,206
	Biotage AB	460,673	4,758,816
	Bjorn Borg AB	99,769	225,640
	Bonava AB, Class B	461,683	4,452,743
	Bravida Holding AB	947,317	8,729,138
	Bufab AB	216,910	2,365,824
#	Bulten AB	119,933	736,251
	Bure Equity AB	451,708	6,981,992
#*	Byggmax Group AB	388,681	1,090,912
	Catena AB	151,646	5,554,738
*	Cavotec SA	79,682	116,509
	Clas Ohlson AB, Class B	148,783	1,431,598
	Cloetta AB, Class B	1,704,263	5,786,880
*	Collector AB	144,838	705,176
	Concentric AB	372,059	4,974,435
	Coor Service Management Holding AB	263,417	2,251,611
	Corem Property Group AB, Class B	163,626	364,705
	Dios Fastigheter AB	859,999	7,164,452
	Dometic Group AB	1,028,220	9,546,229
*	Doro AB	155,569	676,870
	Duni AB	218,979	2,937,005
#	Dustin Group AB	452,450	3,607,132
	Eastnine AB	126,421	1,548,212
	Elanders AB, Class B	54,920	472,852
#*	Eltel AB	201,453	435,217
*	Enea AB	93,905	1,586,028
	eWork Group AB	32,666	233,463
#	Fagerhult AB	295,890	1,755,609
	Fenix Outdoor International AG	19,372	1,810,749
#*	Fingerprint Cards AB, Class B	634,700	1,180,694
	Granges AB	548,678	5,341,005
	Gunnebo AB	242,183	607,132
	Haldex AB	263,231	1,325,304
#	Heba Fastighets AB, Class B	133,938	1,097,356

152

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
*	Hembla AB	152,541	$3,401,932
	Hemfosa Fastigheter AB	1,375,665	14,176,231
#	Hexpol AB	158,720	1,416,127
	HIQ International AB	166,331	824,299
#	HMS Networks AB	130,365	1,675,643
*	Hoist Finance AB	445,011	2,442,242
	Humana AB	76,769	460,967
	Inwido AB	431,589	2,875,814
	JM AB	535,651	13,721,617
	Kindred Group P.L.C.	1,200,537	8,710,344
	Klovern AB, Class B	4,192,728	7,323,505
	KNOW IT AB	205,187	4,038,980
	Kungsleden AB	1,454,460	13,217,068
	Lagercrantz Group AB, Class B	467,176	6,010,766
	Lindab International AB	605,276	6,770,228
	Loomis AB, Class B	352,992	13,667,646
#*	Medivir AB, Class B	169,635	409,848
#*	Mekonomen AB	282,646	2,407,601
*	Modern Times Group MTG AB, Class B	219,094	2,031,810
	Momentum Group AB, Class B	180,501	1,940,566
#	Mycronic AB	476,989	7,939,567
	Nederman Holding AB	29,566	364,898
#*	Net Insight AB, Class B	1,129,868	206,445
	NetEnt AB	1,474,929	4,172,286
	New Wave Group AB, Class B	440,390	2,562,286
	Nobia AB	871,514	5,564,615
	Nobina AB	738,622	4,678,794
	Nolato AB, Class B	176,156	9,869,979
	Nordic Entertainment Group AB, Class B	46,218	1,313,765
	Nordic Waterproofing Holding A.S.	57,361	559,345
#	NP3 Fastigheter AB	149,604	1,544,442
*	Nyfosa AB	1,248,769	8,345,212
	OEM International AB, Class B	46,319	979,140
	Opus Group AB	1,440,504	779,417
	Peab AB	1,002,857	8,456,543
	Platzer Fastigheter Holding AB, Class B	249,458	2,498,179
	Pricer AB, Class B	884,404	1,322,078
	Proact IT Group AB	62,004	980,288
#*	Qliro Group AB	857,613	765,480
	Ratos AB, Class B	1,479,999	3,819,540
*	RaySearch Laboratories AB	165,675	2,659,482
#	Recipharm AB, Class B	339,783	4,838,790
	Resurs Holding AB	612,798	3,608,847
	Rottneros AB	704,234	789,220
	Sagax AB, Class B	312,484	3,599,277
*	SAS AB	2,103,222	3,288,520
	Scandi Standard AB	401,353	2,953,855
	Scandic Hotels Group AB	368,627	3,546,924
	Sectra AB, Class B	111,485	3,712,115
	Semcon AB	115,027	709,895
#*	Sensys Gatso Group AB	2,274,070	333,259
	SkiStar AB	330,885	3,970,796
	Sweco AB, Class B	180,253	6,342,130
	Systemair AB	84,050	1,209,354
	Thule Group AB	724,255	14,748,679
	Troax Group AB	213,368	2,378,900
	VBG Group AB, Class B	26,108	382,769
#	Vitrolife AB	311,726	4,863,718

153

The Continental Small Company Series
continued

		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	1,075,165	$16,267,550
TOTAL SWEDEN			441,605,487

SWITZERLAND — (11.3%)
	Allreal Holding AG	106,251	20,702,912
	ALSO Holding AG	42,929	6,390,563
*	ams AG	367,779	16,525,284
	APG SGA SA	8,652	2,555,037
	Arbonia AG	328,378	4,123,715
*	Aryzta AG	6,132,124	4,843,943
	Ascom Holding AG	237,470	2,354,731
#	Autoneum Holding AG	20,419	2,290,637
	Bachem Holding AG, Class B	3,642	555,974
	Banque Cantonale de Geneve	9,270	1,856,531
	Banque Cantonale du Jura SA	4,071	228,984
	Banque Cantonale Vaudoise	5,327	4,177,018
	Belimo Holding AG	3,005	18,848,900
#	Bell Food Group AG	13,284	3,649,214
	Bellevue Group AG	55,759	1,270,814
#	Berner Kantonalbank AG	28,587	6,303,655
	BFW Liegenschaften AG	2,894	128,147
	BKW AG	148,207	10,939,002
#	Bobst Group SA	64,387	3,381,864
	Bossard Holding AG, Class A	42,891	6,811,689
	Bucher Industries AG	54,491	16,866,167
	Burckhardt Compression Holding AG	1,741	414,901
#	Burkhalter Holding AG	29,107	2,303,965
#	Calida Holding AG	30,552	1,006,498
#	Carlo Gavazzi Holding AG	2,860	768,403
	Cembra Money Bank AG	214,769	22,775,270
	Cham Group AG	1,932	839,358
	Cicor Technologies, Ltd.	14,897	700,776
	Cie Financiere Tradition SA	10,452	1,091,228
	Clariant AG	40,276	826,163
	Coltene Holding AG	25,919	2,122,114
	Conzzeta AG	9,352	8,153,408
	Daetwyler Holding AG	49,826	8,587,031
	DKSH Holding AG	183,816	8,740,633
	dormakaba Holding AG	24,489	15,686,970
*	Dottikon Es Holding AG	143	66,955
	Dufry AG	176,578	15,357,987
#	EFG International AG	638,081	4,032,120
	Emmi AG	15,428	13,066,011
#	Energiedienst Holding AG	78,061	2,492,561
#*	Evolva Holding SA	3,349,123	546,825
#	Feintool International Holding AG	14,850	892,942
	Flughafen Zurich AG	98,913	17,823,343
	Forbo Holding AG	8,638	13,764,569
*	GAM Holding AG	1,349,428	4,504,667
#	Georg Fischer AG	31,450	30,036,368
	Gurit Holding AG	3,022	4,316,430
	Helvetia Holding AG	216,663	30,434,052
	Hiag Immobilien Holding AG	19,582	2,095,764
#*	HOCHDORF Holding AG	7,010	584,983
	Huber & Suhner AG	93,238	6,211,777
	Hypothekarbank Lenzburg AG	6	27,250
#	Implenia AG	117,251	4,468,451
	Inficon Holding AG	14,476	10,385,223
#	Interroll Holding AG	4,844	10,022,899

154

The Continental Small Company Series
continued

		Shares	Value»
SWITZERLAND — (Continued)
	Intershop Holding AG	10,271	$5,649,451
	Investis Holding SA	1,787	139,355
	Jungfraubahn Holding AG	14,200	2,215,489
	Kardex AG	48,000	6,975,321
#	Komax Holding AG	30,538	6,498,408
#	Kudelski SA	235,411	1,368,376
*	Lastminute.com NV	22,924	950,665
	LEM Holding SA	3,811	4,508,756
	Liechtensteinische Landesbank AG	60,743	4,010,961
	Logitech International SA	5,414	222,229
	Luzerner Kantonalbank AG	19,418	8,116,914
*	MCH Group AG	3,800	105,943
#*	Meier Tobler Group AG	22,913	322,939
	Metall Zug AG	1,041	2,089,692
#*	Meyer Burger Technology AG	814,920	344,165
	Mikron Holding AG	8,692	59,751
	Mobilezone Holding AG	264,374	2,874,166
	Mobimo Holding AG	52,630	14,842,517
#*	Newron Pharmaceuticals SpA	27,456	186,732
	OC Oerlikon Corp. AG	1,632,781	16,755,847
*	Orascom Development Holding AG	94,819	1,424,158
#	Orell Fuessli Holding AG	5,028	492,148
	Orior AG	36,650	3,221,880
#	Phoenix Mecano AG	4,259	1,896,097
	Plazza AG, Class A	7,210	1,893,490
	PSP Swiss Property AG	325,433	43,075,928
	Rieter Holding AG	20,590	2,806,650
	Romande Energie Holding SA	2,625	3,138,815
#	Schaffner Holding AG	3,363	718,531
#*	Schmolz + Bickenbach AG	3,372,134	893,378
	Schweiter Technologies AG	6,791	6,979,407
	SFS Group AG	122,248	10,829,779
	Siegfried Holding AG	29,216	11,909,334
	St Galler Kantonalbank AG	15,840	6,934,432
	Sulzer AG	134,486	13,600,880
#	Sunrise Communications Group AG	266,460	20,732,022
	Swiss Prime Site AG	10,169	1,048,137
	Swissquote Group Holding SA	71,935	3,138,213
	Tamedia AG	16,516	1,550,542
	Thurgauer Kantonalbank	3,152	338,712
	Tornos Holding AG	26,632	180,825
#	u-blox Holding AG	48,136	3,901,782
	Valiant Holding AG	106,613	10,828,693
	Valora Holding AG	27,786	7,957,837
	VAT Group AG	199,273	29,299,419
	Vaudoise Assurances Holding SA	6,538	3,621,212
	Vetropack Holding AG	1,292	3,507,642
#*	Von Roll Holding AG	378,198	346,353
	Vontobel Holding AG	193,304	11,270,312
	VP Bank AG	23,160	3,613,106
	VZ Holding AG	17,627	4,924,350
#	Walliser Kantonalbank	18,991	2,175,472
	Warteck Invest AG	22	45,490
#	Ypsomed Holding AG	21,974	3,260,085
	Zehnder Group AG	77,067	3,368,831
	Zug Estates Holding AG, Class B	1,149	2,341,966
	Zuger Kantonalbank AG	691	4,216,388
TOTAL SWITZERLAND			689,672,649

155

The Continental Small Company Series
continued

	Shares	Value»
UNITED KINGDOM — (0.0%)
Rhi Magnesita NV	25,850	$1,167,097
TOTAL COMMON STOCKS		5,553,644,245

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Biotest AG	100,615	2,445,386
Draegerwerk AG & Co. KGaA	58,871	3,450,450
# Fuchs Petrolub SE	197,006	8,393,280
Jungheinrich AG	369,052	9,362,907
# Sixt SE	117,444	7,945,985
STO SE & Co. KGaA	13,302	1,455,278
Villeroy & Boch AG	50,436	790,351
TOTAL GERMANY		33,843,637

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	0

ITALY — (0.0%)
* Mediaset SpA Rights 11/06/19	3,820,606	379,240

NORWAY — (0.0%)
* XXL ASA Rights 10/25/19	39,151	16,603

SPAIN — (0.0%)
* Distribuidora Internacional de Alimentacion SA Rights 11/13/19	188,210	3,778
#* Vidrala S.A. Rights 11/11/19	110,672	473,365
TOTAL SPAIN		477,143

SWEDEN — (0.0%)
* Anoto Group AB Warrants 04/30/21	24,130	875
TOTAL RIGHTS/WARRANTS		873,861
TOTAL INVESTMENT SECURITIES
(Cost $4,988,017,993)		5,588,361,743

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ DFA Short Term Investment Fund	44,497,991	514,886,250
TOTAL INVESTMENTS — (100.0%)
(Cost $5,502,845,113)		$6,103,247,993

P.L.C.	Public Limited Company
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

156

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$190,802,441	—	$190,802,441
Belgium	$9,150,257	259,320,439	—	268,470,696
Denmark	—	268,851,796	—	268,851,796
Finland	—	344,146,342	—	344,146,342
France	—	648,978,367	—	648,978,367
Germany	1,207,475	938,859,053	—	940,066,528
Ireland	—	32,095,239	—	32,095,239
Israel	799,434	183,244,655	—	184,044,089
Italy	2,432,465	587,595,216	—	590,027,681
Netherlands	—	389,090,649	—	389,090,649
Norway	—	138,761,156	—	138,761,156
Portugal	—	62,779,176	—	62,779,176
Spain	—	363,084,852	—	363,084,852
Sweden	—	441,605,487	—	441,605,487
Switzerland	—	689,672,649	—	689,672,649
United Kingdom	—	1,167,097	—	1,167,097
Preferred Stocks
Germany	—	33,843,637	—	33,843,637
Rights/Warrants
Italy	—	379,240	—	379,240
Norway	—	16,603	—	16,603
Spain	—	477,143	—	477,143
Sweden	—	875	—	875
Securities Lending Collateral	—	514,886,250	—	514,886,250
TOTAL	$13,589,631	$6,089,658,362	—	$6,103,247,993

See accompanying Notes to Financial Statements.
157

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2019

		Shares	Value»
COMMON STOCKS — (86.3%)
COMMUNICATION SERVICES — (2.0%)
#*	Aimia, Inc.	1,049,417	$2,908,186
#	Cineplex, Inc.	401,438	6,842,520
	Cogeco Communications, Inc.	95,472	8,252,591
	Cogeco, Inc.	37,500	2,902,115
#	Corus Entertainment, Inc., Class B	939,428	3,609,070
#*	DHX Media, Ltd.	782,135	1,128,279
*	Glacier Media, Inc.	171,625	88,608
	Mediagrif Interactive Technologies, Inc.	30,070	158,443
*	TeraGo, Inc.	2,400	16,545
#*	Yellow Pages, Ltd.	105,820	696,575
TOTAL COMMUNICATION SERVICES			26,602,932

CONSUMER DISCRETIONARY — (4.8%)
*	Aritzia, Inc.	479,053	6,826,987
#	AutoCanada, Inc.	178,738	1,125,000
#	BMTC Group, Inc.	20,581	187,981
	BRP, Inc.	75,242	3,375,636
	Dorel Industries, Inc., Class B	212,497	805,072
	Gamehost, Inc.	76,973	474,543
*	Great Canadian Gaming Corp.	418,284	13,230,363
*	Indigo Books & Music, Inc.	12,232	37,520
*	Intertain Group, Ltd. (The)	70,628	696,574
	Leon's Furniture, Ltd.	164,175	1,963,219
	Linamar Corp.	322,683	10,522,538
	Martinrea International, Inc.	647,360	5,278,754
#	MTY Food Group, Inc.	135,304	5,405,606
	Park Lawn Corp.	59,100	1,323,704
	Pizza Pizza Royalty Corp.	161,012	1,146,680
#*	Points International, Ltd.	47,459	517,433
	Pollard Banknote, Ltd.	25,700	400,008
*	Real Matters, Inc.	56,000	470,245
#	Recipe Unlimited Corp.	106,377	1,910,925
	Reitmans Canada, Ltd., Class A	269,312	400,768
#*	Roots Corp.	5,800	8,587
#	Sleep Country Canada Holdings, Inc.	245,348	4,088,823
#*	Spin Master Corp.	21,700	613,881
	Uni-Select, Inc.	305,382	2,469,302
	Zenith Capital Corp.	111,820	6,877
TOTAL CONSUMER DISCRETIONARY			63,287,026

CONSUMER STAPLES — (4.0%)
#	Alcanna, Inc.	215,711	740,273
	Andrew Peller, Ltd., Class A	172,200	1,708,795
#	Clearwater Seafoods, Inc.	104,195	415,324
	Corby Spirit and Wine, Ltd.	83,467	1,013,949
	Cott Corp.	96,682	1,242,364
	Cott Corp.	909,370	11,682,135
#	High Liner Foods, Inc.	120,134	848,262
#	Jamieson Wellness, Inc.	187,895	3,389,557
	KP Tissue, Inc.	33,800	220,184
	Lassonde Industries, Inc., Class A	17,200	2,282,320
	Maple Leaf Foods, Inc.	345,805	6,030,780
*	Mav Beauty Brands, Inc.	7,000	31,463
#	North West Co., Inc. (The)	350,436	7,497,750
#	Premium Brands Holdings Corp.	186,219	12,284,997

158

The Canadian Small Company Series
continued

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Rogers Sugar, Inc.	669,336	$2,759,467
#*	SunOpta, Inc.	286,840	544,454
TOTAL CONSUMER STAPLES			52,692,074

ENERGY — (12.8%)
#*	Advantage Oil & Gas, Ltd.	1,242,942	1,793,022
#*	Africa Oil Corp.	1,333,299	1,174,267
#	AKITA Drilling, Ltd., Class A	71,362	62,308
#	ARC Resources, Ltd.	1,704,614	7,221,734
#*	Athabasca Oil Corp.	3,664,410	1,126,783
#*	Baytex Energy Corp.	3,287,875	3,669,559
	Birchcliff Energy, Ltd.	1,785,429	2,724,708
#	Bonavista Energy Corp.	1,749,900	651,014
#	Bonterra Energy Corp.	179,118	440,621
#*	Calfrac Well Services, Ltd.	797,615	678,254
*	Canacol Energy, Ltd.	921,342	3,392,686
#	Cardinal Energy, Ltd.	763,603	1,113,140
#	CES Energy Solutions Corp.	1,549,897	2,071,079
	Computer Modelling Group, Ltd.	480,583	2,557,806
	Crescent Point Energy Corp.	2,146,838	7,840,172
*	Crew Energy, Inc.	1,141,376	415,960
#*	Delphi Energy Corp.	348,069	15,856
#*	Denison Mines Corp.	3,394,735	1,572,233
	Enerflex, Ltd.	661,336	5,181,829
#*	Energy Fuels, Inc.	347,960	694,810
#	Enerplus Corp.	1,624,918	9,807,986
	Ensign Energy Services, Inc.	996,560	2,027,774
*	Epsilon Energy, Ltd.	150,301	502,007
#*	Essential Energy Services Trust	1,034,741	223,902
#*	Fission Uranium Corp.	1,962,000	431,995
#	Freehold Royalties, Ltd.	712,794	3,501,463
	Frontera Energy Corp.	211,980	1,699,574
*	GASFRAC Energy Services, Inc.	91,560	0
*	Gear Energy, Ltd.	901,000	266,791
	Gibson Energy, Inc.	855,146	14,907,108
#*	Gran Tierra Energy, Inc.	2,888,144	3,069,928
#	High Arctic Energy Services, Inc.	136,900	234,905
*	International Petroleum Corp.	68,816	233,550
#*	Kelt Exploration, Ltd.	974,740	2,131,388
	Kinder Morgan Canada, Ltd.	38,600	410,295
*	Lightstream Resources, Ltd.	687,816	0
*	MEG Energy Corp.	1,549,736	5,953,735
	North American Construction Group, Ltd.	214,334	2,480,032
*	NuVista Energy, Ltd.	1,091,726	1,566,595
#*	Obsidian Energy, Ltd.	538,649	323,083
#*	Painted Pony Energy, Ltd.	782,649	362,475
#*	Paramount Resources, Ltd., Class A	409,113	1,596,570
*	Parex Resources, Inc.	1,044,698	14,158,271
	Pason Systems, Inc.	486,401	5,221,859
#*	Pengrowth Energy Corp.	3,196,369	485,365
#	Peyto Exploration & Development Corp.	1,155,732	2,307,779
*	PHX Energy Services Corp.	285,274	521,988
	Pinnacle Renewable Energy, Inc.	16,100	88,378
#	PrairieSky Royalty, Ltd.	461,804	4,508,997
*	Precision Drilling Corp.	2,116,935	2,250,178
*	Pulse Seismic, Inc.	308,039	563,643
#*	Questerre Energy Corp., Class A	797,460	115,039
#	Secure Energy Services, Inc.	1,108,215	3,567,559
#*	Seven Generations Energy, Ltd., Class A	872,018	4,886,108

159

The Canadian Small Company Series
continued

		Shares	Value»
ENERGY — (Continued)
	ShawCor, Ltd.	495,943	$4,992,942
#*	STEP Energy Services, Ltd.	24,196	20,759
*	Storm Resources, Ltd.	5,600	5,102
*	Strad, Inc.	17,174	21,254
#	Surge Energy, Inc.	2,014,064	1,467,999
*	Tamarack Valley Energy, Ltd.	1,457,940	1,881,784
#*	Tervita Corp.	70,398	374,143
#	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	827,380
	TORC Oil & Gas, Ltd.	1,100,490	2,807,415
	Total Energy Services, Inc.	287,079	1,224,953
	Tourmaline Oil Corp.	781,000	6,700,554
	TransGlobe Energy Corp.	498,445	571,446
#*	Trican Well Service, Ltd.	2,310,767	1,508,815
#	Vermilion Energy, Inc.	354,211	4,679,426
#	Whitecap Resources, Inc.	2,833,976	7,896,661
*	Yangarra Resources, Ltd.	479,471	371,316
TOTAL ENERGY			170,156,110

FINANCIALS — (9.2%)
	AGF Management, Ltd., Class B	514,335	2,268,838
#	Alaris Royalty Corp.	353,745	5,258,771
	Canaccord Genuity Group, Inc.	404,697	1,646,933
#	Canadian Western Bank	643,831	16,302,304
#	Chesswood Group, Ltd.	77,342	643,000
	Clairvest Group, Inc.	1,900	73,383
	Echelon Financial Holdings, Inc.	15,650	70,105
	ECN Capital Corp.	2,446,608	8,080,438
	E-L Financial Corp., Ltd.	6,978	3,899,383
	Element Fleet Management Corp.	2,450,611	20,838,845
#	Equitable Group, Inc.	77,602	6,676,683
	Fiera Capital Corp.	331,137	2,639,844
	Firm Capital Mortgage Investment Corp.	165,218	1,783,767
	First National Financial Corp.	94,437	3,075,243
#	Genworth MI Canada, Inc.	281,680	11,377,554
	GMP Capital, Inc.	403,287	695,059
#	goeasy, Ltd.	62,639	2,863,959
	GoldMoney, Inc.	125,000	196,454
	Guardian Capital Group, Ltd., Class A	87,214	1,725,607
#*	Home Capital Group, Inc.	541,770	11,151,306
	Kingsway Financial Services, Inc.	13,070	29,277
#	Laurentian Bank of Canada	326,390	11,225,774
#	Sprott, Inc.	1,412,088	3,259,241
#	Timbercreek Financial Corp.	521,704	3,826,331
	TMX Group, Ltd.	13,634	1,191,254
*	Trisura Group, Ltd.	30,611	733,260
TOTAL FINANCIALS			121,532,613

HEALTH CARE — (1.5%)
#*	CRH Medical Corp.	507,691	1,526,427
#	Extendicare, Inc.	722,930	4,890,522
*	Knight Therapeutics, Inc.	906,725	5,769,004
#	Medical Facilities Corp.	256,216	1,521,228
#	Sienna Senior Living, Inc.	462,615	6,670,001
TOTAL HEALTH CARE			20,377,182

INDUSTRIALS — (9.9%)
	Aecon Group, Inc.	501,802	6,934,019
#	AG Growth International, Inc.	118,358	3,847,915

160

The Canadian Small Company Series
continued

		Shares	Value»
INDUSTRIALS — (Continued)
	Algoma Central Corp.	43,100	$430,313
*	ATS Automation Tooling Systems, Inc.	552,999	7,507,116
#	Badger Daylighting, Ltd.	197,681	5,856,437
#	Bird Construction, Inc.	291,744	1,362,255
*	Black Diamond Group, Ltd.	330,892	429,599
*	Bombardier, Inc., Class A	8,161	10,595
*	Bombardier, Inc., Class B	1,104,300	1,391,799
	Calian Group, Ltd.	34,555	929,267
#	CanWel Building Materials Group, Ltd.	465,422	1,600,760
#	Cargojet, Inc.	16,249	1,213,956
	Cervus Equipment Corp.	45,297	283,730
#*	DIRTT Environmental Solutions	224,868	1,020,963
#	Exchange Income Corp.	69,084	2,046,137
	Exco Technologies, Ltd.	192,548	1,116,898
	Finning International, Inc.	333,631	5,681,682
*	GDI Integrated Facility Services, Inc.	1,500	33,278
*	Heroux-Devtek, Inc.	223,854	2,848,526
#	Horizon North Logistics, Inc.	1,094,944	806,389
*	IBI Group, Inc.	105,300	396,544
#	K-Bro Linen, Inc.	71,953	1,977,601
	Magellan Aerospace Corp.	109,476	1,334,891
	Morneau Shepell, Inc.	346,211	8,335,245
#	Mullen Group, Ltd.	745,070	4,638,656
#	NFI Group, Inc.	330,420	7,267,685
	Richelieu Hardware, Ltd.	323,200	6,635,280
	Rocky Mountain Dealerships, Inc.	120,855	594,594
	Russel Metals, Inc.	426,796	7,005,793
#	Savaria Corp.	146,100	1,503,041
#	SNC-Lavalin Group, Inc.	88,900	1,607,098
#	Stantec, Inc.	625,036	13,334,987
#	Stuart Olson, Inc.	168,559	341,700
	TFI International, Inc.	556,989	17,748,712
	Transcontinental, Inc., Class A	528,784	6,038,199
	Wajax Corp.	153,366	1,781,565
#	Westshore Terminals Investment Corp.	317,149	5,499,721
TOTAL INDUSTRIALS			131,392,946

INFORMATION TECHNOLOGY — (3.5%)
	Absolute Software Corp.	288,588	1,700,283
*	BlackBerry, Ltd.	57,900	304,205
#*	BlackBerry, Ltd.	227,628	1,197,323
*	Celestica, Inc.	36,408	262,866
*	Celestica, Inc.	789,256	5,716,728
*	Descartes Systems Group, Inc. (The)	333,561	12,979,273
	Enghouse Systems, Ltd.	251,614	7,330,065
	Evertz Technologies, Ltd.	186,653	2,536,701
#*	EXFO, Inc.	60,487	246,614
*	Kinaxis, Inc.	145,074	9,264,425
*	Photon Control, Inc.	325,194	259,247
	Pivot Technology Solutions, Inc.	27,500	29,440
#	Quarterhill, Inc.	951,176	1,198,810
#*	Sierra Wireless, Inc.	291,224	3,212,728
	Vecima Networks, Inc.	6,059	43,242
TOTAL INFORMATION TECHNOLOGY			46,281,950

MATERIALS — (28.6%)
#*	5N Plus, Inc.	548,929	916,896
	Acadian Timber Corp.	69,938	868,185

161

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
	AirBoss of America Corp.	98,662	$590,279
*	Alacer Gold Corp.	2,184,997	10,816,324
	Alamos Gold, Inc., Class A	2,957,288	16,098,817
#*	Alio Gold, Inc.	204,318	124,102
	Altius Minerals Corp.	257,186	2,056,160
#*	Americas Gold & Silver Corp.	162,412	508,039
#*	Amerigo Resources, Ltd.	479,200	269,234
*	Argonaut Gold, Inc.	1,141,697	1,863,677
#*	Asanko Gold, Inc.	949,993	851,106
*	B2Gold Corp.	5,382,692	18,921,770
	Caledonia Mining Corp. P.L.C.	540	4,551
*	Canfor Corp.	344,233	4,160,800
	Canfor Pulp Products, Inc.	220,215	1,447,925
#*	Capstone Mining Corp.	3,001,355	1,139,380
	Cascades, Inc.	563,270	5,332,911
*	Centerra Gold, Inc.	1,682,253	14,343,409
#*	China Gold International Resources Corp., Ltd.	1,668,100	1,329,819
#*	Continental Gold, Inc.	939,248	2,995,096
#*	Copper Mountain Mining Corp.	972,155	494,529
*	Detour Gold Corp.	1,259,316	20,910,516
*	Dundee Precious Metals, Inc.	1,388,522	4,838,901
#*	Eldorado Gold Corp.	1,158,414	9,753,860
#*	Endeavour Mining Corp.	502,056	9,091,206
#*	Endeavour Silver Corp.	746,544	1,853,465
*	ERO Copper Corp.	36,600	457,396
*	Excellon Resources, Inc.	14,400	11,261
#*	First Majestic Silver Corp.	977,531	10,449,958
#*	First Mining Gold Corp.	749,400	128,020
#*	Fortuna Silver Mines, Inc.	1,152,121	3,673,911
*	Gold Standard Ventures Corp.	10,700	8,124
#*	Golden Star Resources, Ltd.	463,313	1,561,848
#*	Great Panther Mining, Ltd.	47,150	25,775
#*	Guyana Goldfields, Inc.	979,918	394,318
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,922,188	6,975,976
*	IAMGOLD Corp.	3,346,046	12,575,300
#*	Imperial Metals Corp.	346,592	478,929
*	Interfor Corp.	483,839	5,767,423
*	International Tower Hill Mines, Ltd.	13,001	7,206
	Intertape Polymer Group, Inc.	416,437	5,362,365
#*	IPL Plastics, Inc.	7,900	53,142
*	Ivanhoe Mines, Ltd., Class A	3,744,528	9,296,642
	Labrador Iron Ore Royalty Corp.	400,256	6,779,828
#*	Largo Resources, Ltd.	522,593	523,744
#*	Leagold Mining Corp.	135,426	267,335
#	Lucara Diamond Corp.	2,181,549	1,788,834
*	Lundin Gold, Inc.	151,909	911,154
*	Major Drilling Group International, Inc.	605,112	2,563,606
*	Mandalay Resources Corp.	464	282
#*	Marathon Gold Corp.	147,500	182,541
	Methanex Corp.	71,087	2,693,761
#	Mountain Province Diamonds, Inc.	102,431	98,768
*	New Gold, Inc.	4,348,961	4,523,633
	Norbord, Inc.	250,961	7,244,355
*	Northern Dynasty Minerals, Ltd.	76,877	44,944
	OceanaGold Corp.	4,416,629	10,596,422
*	Orbite Technologies, Inc.	73,500	73
*	Orla Mining, Ltd.	9,900	12,553
	Osisko Gold Royalties, Ltd.	963,845	9,484,046

162

The Canadian Small Company Series
continued

		Shares	Value»
MATERIALS — (Continued)
#*	Osisko Mining, Inc.	486,477	$1,030,499
	Pan American Silver Corp.	1,378,389	23,410,948
#*	PolyMet Mining Corp.	642,081	194,998
#*	Premier Gold Mines, Ltd.	1,039,349	1,783,410
#*	Pretium Resources, Inc.	293,903	2,974,298
*	Pretium Resources, Inc.	794,788	8,007,620
*	Roxgold, Inc.	1,208,860	890,285
*	Sabina Gold & Silver Corp.	1,690,021	2,283,986
#*	Sandstorm Gold, Ltd.	1,264,677	9,025,863
#*	Seabridge Gold, Inc.	68,095	877,361
*	SEMAFO, Inc.	2,376,290	7,667,780
*	SSR Mining, Inc.	859,605	12,713,617
	Stelco Holdings, Inc.	24,600	191,443
	Stella-Jones, Inc.	332,002	9,205,613
*	Stornoway Diamond Corp.	208,109	416
	Supremex, Inc.	91	168
#*	Tanzanian Gold Corp.	207,891	167,310
#*	Taseko Mines, Ltd.	1,417,826	559,767
*	Teranga Gold Corp.	655,298	2,651,839
#*	TMAC Resources, Inc.	93,713	289,585
*	Torex Gold Resources, Inc.	632,604	9,255,394
#*	Trevali Mining Corp.	3,825,789	595,465
#*	Turquoise Hill Resources, Ltd.	1,827,680	749,334
#*	Wesdome Gold Mines Ltd.	948,829	5,799,160
	West Fraser Timber Co., Ltd.	168,300	7,781,846
#	Western Forest Products, Inc.	3,049,303	3,009,714
	Winpak, Ltd.	205,835	7,288,850
	Yamana Gold, Inc.	6,883,874	25,139,651
TOTAL MATERIALS			380,070,650

REAL ESTATE — (4.1%)
	Altus Group, Ltd.	218,853	6,064,941
	Bridgemarq Real Estate Services	43,669	492,358
	Colliers International Group, Inc.	224,919	15,070,307
	DREAM Unlimited Corp., Class A	455,185	3,487,067
	FirstService Corp.	1,234	107,741
	FirstService Corp.	153,669	13,412,640
*	Genesis Land Development Corp.	76,842	141,771
	Information Services Corp.	14,174	174,014
#	Invesque, Inc.	203,166	1,468,890
*	Mainstreet Equity Corp.	30,149	1,478,036
	Melcor Developments, Ltd.	54,040	512,869
	Morguard Corp.	22,568	3,426,923
#	Tricon Capital Group, Inc.	1,029,132	8,329,320
TOTAL REAL ESTATE			54,166,877

UTILITIES — (5.9%)
#	Boralex, Inc., Class A	485,312	8,032,649
	Capital Power Corp.	724,420	17,363,859
	Innergex Renewable Energy, Inc.	740,781	9,246,404
#	Just Energy Group, Inc.	654,141	1,514,790
*	Maxim Power Corp.	92,234	112,045
	Northland Power, Inc.	513,208	10,247,795
	Polaris Infrastructure, Inc.	98,922	991,398
#	Superior Plus Corp.	1,170,310	10,564,867
	TransAlta Corp.	2,047,057	12,091,795

163

The Canadian Small Company Series
continued

	Shares	Value»
UTILITIES — (Continued)
# TransAlta Renewables, Inc.	779,039	$8,387,194

TOTAL UTILITIES		78,552,796
TOTAL COMMON STOCKS		1,145,113,156

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#* DHX Media, Ltd. Rights 11/15/19	782,135	50,475

ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	76

MATERIALS — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	475,176
TOTAL RIGHTS/WARRANTS		525,727
TOTAL INVESTMENT SECURITIES
(Cost $1,363,796,012)		1,145,638,883

		Value†
SECURITIES LENDING COLLATERAL — (13.7%)
@§ DFA Short Term Investment Fund	15,667,770	181,291,764
TOTAL INVESTMENTS — (100.0%)
(Cost $1,545,068,154)		$1,326,930,647

P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Summary of the Series' investments as of October 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,602,932	—	—	$26,602,932
Consumer Discretionary	63,280,149	$6,877	—	63,287,026
Consumer Staples	52,692,074	—	—	52,692,074
Energy	169,654,103	502,007	—	170,156,110
Financials	121,532,613	—	—	121,532,613
Health Care	20,377,182	—	—	20,377,182
Industrials	131,392,946	—	—	131,392,946
Information Technology	46,281,950	—	—	46,281,950
Materials	380,070,161	489	—	380,070,650
Real Estate	54,166,877	—	—	54,166,877
Utilities	78,552,796	—	—	78,552,796
Rights/Warrants
Communication Services	—	50,475	—	50,475
Energy	—	76	—	76

164

The Canadian Small Company Series
continued

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	—	$475,176	—	$475,176
Securities Lending Collateral	—	181,291,764	—	181,291,764
TOTAL	$1,144,603,783	$182,326,864	—	$1,326,930,647

See accompanying Notes to Financial Statements.
165

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-PORT is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Documents from Buckingham Strategic Partners, LLC and PricewaterhouseCoopers LLP that describe the change in the registrant’s independent public accountant are filed herewith.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	September 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Alexander B. Potts
Alexander B. Potts
President and Chief Officer

Date:	September 10, 2020

By:	/s/Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	September 10, 2020